UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03833-01
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)
J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI VP Bond Portfolio
(formerly known as MainStay VP Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	(0.22)%	3.16%	(0.36)%	1.28%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar Intermediate Core Bond Category Average[3]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$573,185,050%
Total number of portfolio holdings	349%
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.375%-4.625%, due 9/15/24-5/15/34	14.2%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-6/1/54	8.6%
UMBS, 30 Year, 2.00%-7.50%, due 7/1/28-9/1/53	8.4%
GNMA II, 30 Year, 2.00%-4.50%, due 1/20/51-9/20/52	2.9%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-5/15/52	2.4%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	2.1%
GNMA, 0.611%-2.00%, due 2/20/51-9/16/63	1.8%
GNMA II, Single Family, 30 Year, 3.00%-5.00%, due 8/20/51-7/20/52	1.5%
Bank of America Corp., 1.734%-5.468%, due 7/22/27-1/23/35	1.2%
Goldman Sachs Group, Inc. (The), 5.70%-6.484%, due 11/1/24-10/24/29	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	45.2%
U.S. Government & Federal Agencies	38.2%
Asset-Backed Securities	8.7%
Mortgage-Backed Securities	6.6%
Short-Term Investment	0.8%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Bond Portfolio
(formerly known as MainStay VP Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$39	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	(0.35)%	2.90%	(0.61)%	1.02%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar Intermediate Core Bond Category Average[3]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$573,185,050%
Total number of portfolio holdings	349%
Portfolio turnover rate	177%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.375%-4.625%, due 9/15/24-5/15/34	14.2%
UMBS Pool, 30 Year, 2.00%-6.00%, due 7/1/50-6/1/54	8.6%
UMBS, 30 Year, 2.00%-7.50%, due 7/1/28-9/1/53	8.4%
GNMA II, 30 Year, 2.00%-4.50%, due 1/20/51-9/20/52	2.9%
U.S. Treasury Bonds, 2.00%-4.625%, due 11/15/41-5/15/52	2.4%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	2.1%
GNMA, 0.611%-2.00%, due 2/20/51-9/16/63	1.8%
GNMA II, Single Family, 30 Year, 3.00%-5.00%, due 8/20/51-7/20/52	1.5%
Bank of America Corp., 1.734%-5.468%, due 7/22/27-1/23/35	1.2%
Goldman Sachs Group, Inc. (The), 5.70%-6.484%, due 11/1/24-10/24/29	1.2%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	45.2%
U.S. Government & Federal Agencies	38.2%
Asset-Backed Securities	8.7%
Mortgage-Backed Securities	6.6%
Short-Term Investment	0.8%
Foreign Government Bonds	0.3%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$28	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	(1.04)%	2.00%	(0.68)%	0.55%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.10%	5.18%	0.92%	2.59%
Bloomberg U.S. Government Bond Index[4]		(0.83)%	1.61%	(0.61)%	0.92%
Morningstar Intermediate Core Bond Category Average[5]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

5.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$211,701,092%
Total number of portfolio holdings	107%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.4%
State of Illinois, 5.277%-6.725%, due 5/1/31-4/1/35	3.4%
City of Houston, 1.568%-3.973%, due 3/1/26-11/15/31	2.7%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-12/1/34	2.4%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	2.1%
Massachusetts School Building Authority, 1.753%-2.30%, due 8/15/30-2/15/35	2.1%
Port of Morrow, 3.371%-4.839%, due 9/1/25-9/1/31	2.0%
County of King, 2.26%-2.43%, due 12/1/33-1/1/39	1.9%
City of Los Angeles, 2.15%-4.72%, due 9/1/32-5/15/38	1.9%
Keller Independent School District, 5.00%, due 2/15/31	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.7%
Corporate Bonds	8.4%
Short-Term Investments	3.1%
Other Assets, Less Liabilities	(0.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$41	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	(1.16)%	1.75%	(0.93)%	0.30%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.10%	5.18%	0.92%	2.59%
Bloomberg U.S. Government Bond Index[4]		(0.83)%	1.61%	(0.61)%	0.92%
Morningstar Intermediate Core Bond Category Average[5]		(0.28)%	3.05%	(0.15)%	1.26%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Bloomberg U.S. Government Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of publicly issued debt of the U.S. Treasury and government agencies.

5.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$211,701,092%
Total number of portfolio holdings	107%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.4%
State of Illinois, 5.277%-6.725%, due 5/1/31-4/1/35	3.4%
City of Houston, 1.568%-3.973%, due 3/1/26-11/15/31	2.7%
New York State Dormitory Authority, 2.202%-4.802%, due 3/15/34-12/1/34	2.4%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-11/1/31	2.1%
Massachusetts School Building Authority, 1.753%-2.30%, due 8/15/30-2/15/35	2.1%
Port of Morrow, 3.371%-4.839%, due 9/1/25-9/1/31	2.0%
County of King, 2.26%-2.43%, due 12/1/33-1/1/39	1.9%
City of Los Angeles, 2.15%-4.72%, due 9/1/32-5/15/38	1.9%
Keller Independent School District, 5.00%, due 2/15/31	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.7%
Corporate Bonds	8.4%
Short-Term Investments	3.1%
Other Assets, Less Liabilities	(0.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay High Yield Corporate Bond Portfolio
(formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	3.05%	9.70%	4.17%	4.54%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. High Yield Constrained Index[3]		2.62%	10.46%	3.71%	4.21%
Morningstar High Yield Bond Category Average[4]		2.82%	9.93%	3.54%	3.52%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,676,784,978%
Total number of portfolio holdings	550%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.3%
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-3/1/32	1.7%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
HCA, Inc., 5.375%-7.69%, due 2/1/25-11/6/33	1.3%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Sprint Capital Corp., 6.875%, due 11/15/28	1.2%
IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26-5/15/29	1.2%
Carnival Corp., 4.00%-6.00%, due 3/1/27-5/1/29	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	5.9%
Convertible Bonds	0.9%
Common Stocks	0.9%
Preferred Stocks	0.4%
Warrant	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay High Yield Corporate Bond Portfolio
(formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	2.93%	9.43%	3.91%	4.28%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. High Yield Constrained Index[3]		2.62%	10.46%	3.71%	4.21%
Morningstar High Yield Bond Category Average[4]		2.82%	9.93%	3.54%	3.52%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,676,784,978%
Total number of portfolio holdings	550%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.3%
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-3/1/32	1.7%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
HCA, Inc., 5.375%-7.69%, due 2/1/25-11/6/33	1.3%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Sprint Capital Corp., 6.875%, due 11/15/28	1.2%
IHO Verwaltungs GmbH, 4.75%-6.375%, due 9/15/26-5/15/29	1.2%
Carnival Corp., 4.00%-6.00%, due 3/1/27-5/1/29	1.0%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.6%
Loan Assignments	5.9%
Convertible Bonds	0.9%
Common Stocks	0.9%
Preferred Stocks	0.4%
Warrant	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay Strategic Bond Portfolio
(formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.63%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	3.24%	9.49%	3.15%	2.66%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[3]		2.69%	5.50%	2.28%	1.70%
Morningstar Nontraditional Bond Category Average[4]		2.52%	6.93%	2.17%	2.10%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

4.
The Portfolio has selected the Morningstar Nontraditional Bond Category Average as an additional benchmark. The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$643,661,286%
Total number of portfolio holdings	487%
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	6.0%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.4%
FNMA, (zero coupon)-3.50%, due 4/25/46-3/25/60	1.6%
FHLMC STACR REMIC Trust, 8.735%-11.335%, due 8/25/33-2/25/50	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.3%
FHLMC STACR REMIC Trust, 8.335%-10.335%, due 8/25/33	1.3%
Citigroup, Inc., 2.52%-9.007%, due 8/15/24-11/3/32	1.2%
Bank of America Corp., 2.087%-8.57%, due 11/15/24-4/22/32	1.1%
FHLMC STACR REMIC Trust, 8.485%-10.785%, due 12/25/33	1.1%
NatWest Group plc, 3.073%-5.847%, due 3/2/27-3/1/35	1.1%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	43.0%
Corporate Bonds	38.0%
Asset-Backed Securities	13.2%
Foreign Government Bonds	3.7%
Loan Assignments	0.6%
Short-Term Investments	0.3%
Municipal Bond	0.1%
Other Assets, Less Liabilities	1.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay Strategic Bond Portfolio
(formerly known as MainStay VP MacKay Strategic Bond Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.88%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	3.11%	9.21%	2.90%	2.40%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[3]		2.69%	5.50%	2.28%	1.70%
Morningstar Nontraditional Bond Category Average[4]		2.52%	6.93%	2.17%	2.10%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

4.
The Portfolio has selected the Morningstar Nontraditional Bond Category Average as an additional benchmark. The Morningstar Nontraditional Bond Category Average contains funds that pursue strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. Morningstar category averages are equal-weighted returns based on constituents of the category at the end of the period.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$643,661,286%
Total number of portfolio holdings	487%
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	6.0%
FHLMC, (zero coupon)-4.00%, due 1/15/33-8/15/56	2.4%
FNMA, (zero coupon)-3.50%, due 4/25/46-3/25/60	1.6%
FHLMC STACR REMIC Trust, 8.735%-11.335%, due 8/25/33-2/25/50	1.3%
CF Hippolyta Issuer LLC, 1.69%-2.28%, due 7/15/60-3/15/61	1.3%
FHLMC STACR REMIC Trust, 8.335%-10.335%, due 8/25/33	1.3%
Citigroup, Inc., 2.52%-9.007%, due 8/15/24-11/3/32	1.2%
Bank of America Corp., 2.087%-8.57%, due 11/15/24-4/22/32	1.1%
FHLMC STACR REMIC Trust, 8.485%-10.785%, due 12/25/33	1.1%
NatWest Group plc, 3.073%-5.847%, due 3/2/27-3/1/35	1.1%
* Excluding short-term investments
Portfolio Composition
Mortgage-Backed Securities	43.0%
Corporate Bonds	38.0%
Asset-Backed Securities	13.2%
Foreign Government Bonds	3.7%
Loan Assignments	0.6%
Short-Term Investments	0.3%
Municipal Bond	0.1%
Other Assets, Less Liabilities	1.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP PIMCO Real Return Portfolio
(formerly known as MainStay VP PIMCO Real Return Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.72%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	1.07%	3.30%	2.24%	1.74%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg U.S. TIPS Index[3]		0.70%	2.71%	2.07%	1.91%
Morningstar Inflation-Protected Bond Category Average[4]		0.83%	3.09%	1.51%	1.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$419,233,504%
Total number of portfolio holdings	340%
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/25-7/15/33	54.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/25-2/15/54	25.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/54	9.4%
Italy Buoni Poliennali Del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 7/15/54	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
France Government Bond, 0.10%-0.25%, due 7/25/24-7/25/31	1.5%
GNMA, 6.233%-6.522%, due 4/20/67-7/20/73	1.4%
VMC Finance LLC, 7.233%, due 2/18/39	0.5%
Arbor Realty Commercial Real Estate Notes Ltd., 6.783%-6.793%, due 11/15/36-1/15/37	0.5%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	93.3%
Short-Term Investments	48.4%
Asset-Backed Securities	9.6%
Foreign Government Bonds	7.1%
Mortgage-Backed Securities	2.6%
Corporate Bonds	0.4%
Other Assets, Less Liabilities	-61.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP PIMCO Real Return Portfolio
(formerly known as MainStay VP PIMCO Real Return Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$49	0.97%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	0.94%	3.04%	1.98%	1.48%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Bloomberg U.S. TIPS Index[3]		0.70%	2.71%	2.07%	1.91%
Morningstar Inflation-Protected Bond Category Average[4]		0.83%	3.09%	1.51%	1.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg U.S. TIPS Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$419,233,504%
Total number of portfolio holdings	340%
Portfolio turnover rate	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 7/15/25-7/15/33	54.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/25-2/15/54	25.9%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/54	9.4%
Italy Buoni Poliennali Del Tesoro, 0.40%-1.80%, due 5/26/25-5/15/36	3.4%
GNMA II, Single Family, 30 Year, 3.50%, due 7/15/54	3.0%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	1.8%
France Government Bond, 0.10%-0.25%, due 7/25/24-7/25/31	1.5%
GNMA, 6.233%-6.522%, due 4/20/67-7/20/73	1.4%
VMC Finance LLC, 7.233%, due 2/18/39	0.5%
Arbor Realty Commercial Real Estate Notes Ltd., 6.783%-6.793%, due 11/15/36-1/15/37	0.5%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	93.3%
Short-Term Investments	48.4%
Asset-Backed Securities	9.6%
Foreign Government Bonds	7.1%
Mortgage-Backed Securities	2.6%
Corporate Bonds	0.4%
Other Assets, Less Liabilities	-61.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Floating Rate Portfolio
(formerly known as MainStay VP Floating Rate Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	3.92%	9.86%	4.66%	4.02%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar LSTA US Leveraged Loan Index[3]		4.40%	11.11%	5.53%	4.60%
Morningstar Bank Loan Category Average[4]		4.02%	10.35%	4.22%	3.55%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$982,790,135%
Total number of portfolio holdings	546%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
McAfee Corp., 8.579%, due 3/1/29	0.9%
Medline Borrower LP, 5.25%-8.094%, due 10/23/28-10/1/29	0.8%
athenahealth Group, Inc., 8.594%, due 2/15/29	0.7%
Univision Communications, Inc., 6.625%-9.585%, due 6/1/27-7/31/31	0.7%
Asurion LLC, 8.708%-10.708%, due 12/23/26-1/20/29	0.7%
Chariot Buyer LLC, 8.694%-8.844%, due 11/3/28	0.7%
CoreLogic, Inc., 8.958%, due 6/2/28	0.6%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.6%
TransDigm, Inc., 7.125%-8.085%, due 8/24/28-12/1/31	0.6%
White Cap Supply Holdings LLC, 8.594%, due 10/19/27-10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.2%
Services: Business	5.9%
Electronics	5.5%
Chemicals, Plastics & Rubber	5.3%
Software	4.8%
Healthcare, Education & Childcare	4.2%
Hotels, Motels, Inns & Gaming	3.8%
Insurance	3.7%
Containers, Packaging & Glass	3.1%
Aerospace & Defense	2.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Floating Rate Portfolio
(formerly known as MainStay VP Floating Rate Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	3.79%	9.58%	4.39%	3.76%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
Morningstar LSTA US Leveraged Loan Index[3]		4.40%	11.11%	5.53%	4.60%
Morningstar Bank Loan Category Average[4]		4.02%	10.35%	4.22%	3.55%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morningstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$982,790,135%
Total number of portfolio holdings	546%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
McAfee Corp., 8.579%, due 3/1/29	0.9%
Medline Borrower LP, 5.25%-8.094%, due 10/23/28-10/1/29	0.8%
athenahealth Group, Inc., 8.594%, due 2/15/29	0.7%
Univision Communications, Inc., 6.625%-9.585%, due 6/1/27-7/31/31	0.7%
Asurion LLC, 8.708%-10.708%, due 12/23/26-1/20/29	0.7%
Chariot Buyer LLC, 8.694%-8.844%, due 11/3/28	0.7%
CoreLogic, Inc., 8.958%, due 6/2/28	0.6%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.6%
TransDigm, Inc., 7.125%-8.085%, due 8/24/28-12/1/31	0.6%
White Cap Supply Holdings LLC, 8.594%, due 10/19/27-10/19/29	0.6%
* Excluding short-term investments
Top Industries
Finance	7.2%
Services: Business	5.9%
Electronics	5.5%
Chemicals, Plastics & Rubber	5.3%
Software	4.8%
Healthcare, Education & Childcare	4.2%
Hotels, Motels, Inns & Gaming	3.8%
Insurance	3.7%
Containers, Packaging & Glass	3.1%
Aerospace & Defense	2.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP U.S. Government Money Market Portfolio
(formerly known as MainStay VP U.S. Government Money Market Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	2.56%	5.20%	1.93%	1.24%
Average Lipper Variable Products U.S. Government Money Market Portfolio[2]		2.46%	5.01%	1.87%	1.21%
Morningstar Prime Money Market Category Average[3]		2.50%	5.15%	1.98%	1.36%
1.	Not annualized.
2.
The Average Lipper VP U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

3.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$780,235,446
Total number of portfolio holdings	15
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	47.2%
Government Agency Debt	27.1%
Treasury Repurchase Agreements	25.7%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Moderate Allocation Portfolio
(formerly known as MainStay VP Moderate Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$1	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	5.19%	11.16%	6.13%	5.27%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Moderate Allocation Composite Index[6]		7.24%	13.54%	7.77%	7.13%
Morningstar Moderate Allocation Category Average[7]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$748,586,667%
Total number of portfolio holdings	50%
Portfolio turnover rate	10%
Asset Diversification
Equity Funds	58.6%
Fixed Income Funds	31.8%
Short-Term Investment	9.3%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Moderate Allocation Portfolio
(formerly known as MainStay VP Moderate Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	5.06%	10.88%	5.87%	5.01%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Moderate Allocation Composite Index[6]		7.24%	13.54%	7.77%	7.13%
Morningstar Moderate Allocation Category Average[7]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$748,586,667%
Total number of portfolio holdings	50%
Portfolio turnover rate	10%
Asset Diversification
Equity Funds	58.6%
Fixed Income Funds	31.8%
Short-Term Investment	9.3%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Growth Allocation Portfolio
(formerly known as MainStay VP Growth Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$1	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	6.38%	13.25%	7.99%	6.44%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Growth Allocation Composite Index[6]		9.98%	17.34%	10.36%	8.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		7.55%	14.04%	7.99%	6.75%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,162,634,847%
Total number of portfolio holdings	50%
Portfolio turnover rate	8%
Asset Diversification
Equity Funds	78.8%
Fixed Income Funds	11.7%
Short-Term Investment	9.2%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Growth Allocation Portfolio
(formerly known as MainStay VP Growth Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	6.24%	12.97%	7.72%	6.17%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Bloomberg U.S. Aggregate Bond Index[5]		(0.71)%	2.63%	(0.23)%	1.35%
Growth Allocation Composite Index[6]		9.98%	17.34%	10.36%	8.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		7.55%	14.04%	7.99%	6.75%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,162,634,847%
Total number of portfolio holdings	50%
Portfolio turnover rate	8%
Asset Diversification
Equity Funds	78.8%
Fixed Income Funds	11.7%
Short-Term Investment	9.2%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Conservative Allocation Portfolio
(formerly known as MainStay VP Conservative Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	3.41%	8.59%	4.34%	4.03%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Conservative Allocation Composite Index[5]		4.54%	9.82%	5.13%	5.25%
Morningstar Moderately Conservative Allocation Category Average[6]		4.05%	9.14%	4.25%	4.06%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$418,705,760%
Total number of portfolio holdings	50%
Portfolio turnover rate	14%
Asset Diversification
Equity Funds	38.5%
Fixed Income Funds	52.1%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Conservative Allocation Portfolio
(formerly known as MainStay VP Conservative Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	3.28%	8.32%	4.08%	3.77%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Conservative Allocation Composite Index[5]		4.54%	9.82%	5.13%	5.25%
Morningstar Moderately Conservative Allocation Category Average[6]		4.05%	9.14%	4.25%	4.06%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$418,705,760%
Total number of portfolio holdings	50%
Portfolio turnover rate	14%
Asset Diversification
Equity Funds	38.5%
Fixed Income Funds	52.1%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Equity Allocation Portfolio
(formerly known as MainStay VP Equity Allocation Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$1	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	7.71%	15.27%	9.17%	7.23%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Equity Allocation Composite Index[5]		12.76%	21.23%	12.91%	10.73%
Morningstar Aggressive Allocation Category Average[6]		8.28%	15.54%	8.65%	7.30%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$822,857,385%
Total number of portfolio holdings	38%
Portfolio turnover rate	7%
Asset Diversification
Equity Funds	97.1%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Equity Allocation Portfolio
(formerly known as MainStay VP Equity Allocation Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	7.58%	14.98%	8.90%	6.96%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
MSCI EAFE® Index (Net)[4]		5.34%	11.54%	6.46%	4.33%
Equity Allocation Composite Index[5]		12.76%	21.23%	12.91%	10.73%
Morningstar Aggressive Allocation Category Average[6]		8.28%	15.54%	8.65%	7.30%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$822,857,385%
Total number of portfolio holdings	38%
Portfolio turnover rate	7%
Asset Diversification
Equity Funds	97.1%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	0.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Schroders Mid Cap Opportunities Portfolio
(formerly known as MainStay VP Wellington Mid Cap Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$43	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	1.94%	8.10%	5.54%	5.96%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell Midcap® Index[3]		4.96%	12.88%	9.46%	9.04%
S&P MidCap 400® Index[4]		6.17%	13.57%	10.27%	9.14%
Morningstar Mid-Cap Blend Category Average[5]		5.57%	13.23%	9.43%	8.19%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$683,897,842%
Total number of portfolio holdings	129%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
M&T Bank Corp.	1.9%
MKS Instruments, Inc.	1.8%
EQT Corp.	1.7%
Targa Resources Corp.	1.6%
NiSource, Inc.	1.6%
NVR, Inc.	1.6%
FMC Corp.	1.6%
Gentex Corp.	1.6%
Lennox International, Inc.	1.5%
WEX, Inc.	1.4%
* Excluding short-term investments
Top Industries
Banks	6.4%
Machinery	6.3%
Semiconductors & Semiconductor Equipment	6.0%
Insurance	5.5%
Chemicals	5.4%
Oil, Gas & Consumable Fuels	5.3%
Hotels, Restaurants & Leisure	4.6%
Software	4.2%
Biotechnology	3.9%
Capital Markets	3.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Schroders Mid Cap Opportunities Portfolio
(formerly known as MainStay VP Wellington Mid Cap Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$56	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	1.82%	7.83%	5.27%	5.69%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell Midcap® Index[3]		4.96%	12.88%	9.46%	9.04%
S&P MidCap 400® Index[4]		6.17%	13.57%	10.27%	9.14%
Morningstar Mid-Cap Blend Category Average[5]		5.57%	13.23%	9.43%	8.19%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$683,897,842%
Total number of portfolio holdings	129%
Portfolio turnover rate	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
M&T Bank Corp.	1.9%
MKS Instruments, Inc.	1.8%
EQT Corp.	1.7%
Targa Resources Corp.	1.6%
NiSource, Inc.	1.6%
NVR, Inc.	1.6%
FMC Corp.	1.6%
Gentex Corp.	1.6%
Lennox International, Inc.	1.5%
WEX, Inc.	1.4%
* Excluding short-term investments
Top Industries
Banks	6.4%
Machinery	6.3%
Semiconductors & Semiconductor Equipment	6.0%
Insurance	5.5%
Chemicals	5.4%
Oil, Gas & Consumable Fuels	5.3%
Hotels, Restaurants & Leisure	4.6%
Software	4.2%
Biotechnology	3.9%
Capital Markets	3.2%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP American Century Sustainable Equity Portfolio
(formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$35	0.66%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	13.83%	23.13%	12.56%	9.47%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Value Category Average[4]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$450,547,832%
Total number of portfolio holdings	105%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Visa, Inc., Class A	1.6%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Software	11.7%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	6.9%
Technology Hardware, Storage & Peripherals	6.3%
Capital Markets	3.9%
Pharmaceuticals	3.8%
Broadline Retail	3.6%
Specialty Retail	3.3%
Banks	3.3%
Life Sciences Tools & Services	2.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP American Century Sustainable Equity Portfolio
(formerly known as MainStay VP American Century Sustainable Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$48	0.91%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	13.68%	22.82%	12.28%	9.20%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Value Category Average[4]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$450,547,832%
Total number of portfolio holdings	105%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Visa, Inc., Class A	1.6%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Software	11.7%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	6.9%
Technology Hardware, Storage & Peripherals	6.3%
Capital Markets	3.9%
Pharmaceuticals	3.8%
Broadline Retail	3.6%
Specialty Retail	3.3%
Banks	3.3%
Life Sciences Tools & Services	2.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Balanced Portfolio
(formerly known as MainStay VP Balanced Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.69%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	2.79%	8.61%	6.61%	5.71%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.49%	4.19%	0.71%	1.55%
Balanced Composite Index[5]		4.19%	9.58%	6.00%	5.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$356,642,307%
Total number of portfolio holdings	260%
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.25%-4.625%, due 8/31/24-5/15/34	17.0%
iShares Russell 1000 Value ETF	3.5%
JPMorgan Chase & Co.	2.9%
iShares Intermediate Government/Credit Bond ETF	2.6%
Vanguard Russell 1000 Value	2.1%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	1.6%
Vanguard Intermediate-Term Treasury ETF	1.6%
Cisco Systems, Inc.	1.3%
Morgan Stanley	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	56.1%
U.S. Government & Federal Agencies	17.1%
Corporate Bonds	13.7%
Exchange-Traded Funds	9.8%
Short-Term Investments	3.6%
Asset-Backed Securities	1.0%
Mortgage-Backed Securities	0.3%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Balanced Portfolio
(formerly known as MainStay VP Balanced Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.94%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	2.66%	8.34%	6.34%	5.45%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.49%	4.19%	0.71%	1.55%
Balanced Composite Index[5]		4.19%	9.58%	6.00%	5.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$356,642,307%
Total number of portfolio holdings	260%
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.25%-4.625%, due 8/31/24-5/15/34	17.0%
iShares Russell 1000 Value ETF	3.5%
JPMorgan Chase & Co.	2.9%
iShares Intermediate Government/Credit Bond ETF	2.6%
Vanguard Russell 1000 Value	2.1%
UnitedHealth Group, Inc.	2.0%
Johnson & Johnson	1.6%
Vanguard Intermediate-Term Treasury ETF	1.6%
Cisco Systems, Inc.	1.3%
Morgan Stanley	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	56.1%
U.S. Government & Federal Agencies	17.1%
Corporate Bonds	13.7%
Exchange-Traded Funds	9.8%
Short-Term Investments	3.6%
Asset-Backed Securities	1.0%
Mortgage-Backed Securities	0.3%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP CBRE Global Infrastructure Portfolio
(formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$47	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Initial Class Shares	5/1/2015	(0.51)%	1.70%	(1.97)%	(2.52)%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.62%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		2.29%	4.34%	3.07%	4.99%
Morningstar Infrastructure Category Average[4]		0.40%	2.51%	4.76%	3.90%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$32,012,034%
Total number of portfolio holdings	52%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.6%
WEC Energy Group, Inc.	4.4%
CSX Corp.	4.0%
Atmos Energy Corp.	3.9%
Canadian National Railway Co.	3.9%
American Tower Corp.	3.6%
NextEra Energy, Inc.	3.6%
Pembina Pipeline Corp.	3.5%
Aena SME SA	3.4%
Sempra	3.4%
* Excluding short-term investments
Top Countries
United States	60.7%
Canada	9.1%
Spain	8.6%
Japan	5.4%
France	5.2%
United Kingdom	2.9%
Italy	2.1%
Mexico	1.9%
China	1.7%
Switzerland	1.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP CBRE Global Infrastructure Portfolio
(formerly known as MainStay VP CBRE Global Infrastructure Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$60	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Service Class Shares	5/1/2015	(0.63)%	1.44%	(2.21)%	(2.76)%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.62%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		2.29%	4.34%	3.07%	4.99%
Morningstar Infrastructure Category Average[4]		0.40%	2.51%	4.76%	3.90%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$32,012,034%
Total number of portfolio holdings	52%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	4.6%
WEC Energy Group, Inc.	4.4%
CSX Corp.	4.0%
Atmos Energy Corp.	3.9%
Canadian National Railway Co.	3.9%
American Tower Corp.	3.6%
NextEra Energy, Inc.	3.6%
Pembina Pipeline Corp.	3.5%
Aena SME SA	3.4%
Sempra	3.4%
* Excluding short-term investments
Top Countries
United States	60.7%
Canada	9.1%
Spain	8.6%
Japan	5.4%
France	5.2%
United Kingdom	2.9%
Italy	2.1%
Mexico	1.9%
China	1.7%
Switzerland	1.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Candriam Emerging Markets Equity Portfolio
(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$60	1.14%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	11.14%	14.21%	2.30%	0.92%
MSCI Emerging Markets Index (Net)[2]		7.49%	12.55%	3.10%	2.79%
Morningstar Diversified Emerging Markets Category Average[3]		6.87%	12.30%	3.76%	2.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$221,566,557%
Total number of portfolio holdings	106%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd., 0.00-1.88%	4.4%
Tencent Holdings Ltd.	4.3%
SK Hynix, Inc.	2.5%
Bharti Airtel Ltd.	2.2%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.1%
Meituan	2.1%
Gold Fields Ltd.	1.8%
PDD Holdings, Inc., ADR	1.7%
* Excluding short-term investments
Top Countries
China	23.8%
India	19.7%
Taiwan	18.0%
Republic of Korea	13.4%
South Africa	5.3%
Brazil	5.1%
Turkey	4.0%
Saudi Arabia	2.1%
Mexico	1.6%
Thailand	1.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Candriam Emerging Markets Equity Portfolio
(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$73	1.39%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 13, 2015, the Portfolio changed its subadvisors and revised its principal investment strategies. The performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies. In addition, one of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	11.00%	13.92%	2.05%	0.67%
MSCI Emerging Markets Index (Net)[2]		7.49%	12.55%	3.10%	2.79%
Morningstar Diversified Emerging Markets Category Average[3]		6.87%	12.30%	3.76%	2.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$221,566,557%
Total number of portfolio holdings	106%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd., 0.00-1.88%	4.4%
Tencent Holdings Ltd.	4.3%
SK Hynix, Inc.	2.5%
Bharti Airtel Ltd.	2.2%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.1%
Meituan	2.1%
Gold Fields Ltd.	1.8%
PDD Holdings, Inc., ADR	1.7%
* Excluding short-term investments
Top Countries
China	23.8%
India	19.7%
Taiwan	18.0%
Republic of Korea	13.4%
South Africa	5.3%
Brazil	5.1%
Turkey	4.0%
Saudi Arabia	2.1%
Mexico	1.6%
Thailand	1.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Epoch U.S. Equity Yield Portfolio
(formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	9.89%	16.71%	9.19%	7.77%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
U.S. Equity Yield Composite Index[4]		6.77%	12.61%	7.35%	8.90%
Morningstar Large Value Category Average[5]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$899,746,425%
Total number of portfolio holdings	97%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%
Cummins, Inc.	1.9%
Walmart, Inc.	1.9%
Iron Mountain, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Pharmaceuticals	7.3%
Semiconductors & Semiconductor Equipment	6.0%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.4%
Electric Utilities	4.8%
Technology Hardware, Storage & Peripherals	3.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Specialized REITs	3.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Epoch U.S. Equity Yield Portfolio
(formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$49	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	9.75%	16.41%	8.92%	7.50%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Value Index[3]		6.62%	13.06%	9.01%	8.23%
U.S. Equity Yield Composite Index[4]		6.77%	12.61%	7.35%	8.90%
Morningstar Large Value Category Average[5]		7.33%	14.82%	9.86%	8.44%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$899,746,425%
Total number of portfolio holdings	97%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.2%
MetLife, Inc.	2.1%
AbbVie, Inc.	2.0%
Merck & Co., Inc.	1.9%
Cummins, Inc.	1.9%
Walmart, Inc.	1.9%
Iron Mountain, Inc.	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Pharmaceuticals	7.3%
Semiconductors & Semiconductor Equipment	6.0%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.4%
Electric Utilities	4.8%
Technology Hardware, Storage & Peripherals	3.8%
Chemicals	3.5%
Electrical Equipment	3.4%
Specialized REITs	3.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Initial Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$35	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	11.79%	13.99%	8.03%	5.94%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.60%	7.71%	5.54%	7.84%
Morningstar Utilities Category Average[4]		7.08%	6.48%	4.86%	6.49%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$876,355,755%
Total number of portfolio holdings	32%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	15.6%
Constellation Energy Corp.	8.1%
Sempra	8.0%
PG&E Corp.	6.3%
Edison International	5.6%
Public Service Enterprise Group, Inc.	5.0%
Vistra Corp.	4.9%
American Electric Power Co., Inc.	4.9%
Entergy Corp.	4.7%
Eversource Energy	4.3%
* Excluding short-term investments
Top Industries
Electric Utilities	68.9%
Multi–Utilities	17.0%
Independent Power and Renewable Electricity Producers	10.3%
Gas Utilities	2.6%
Oil, Gas & Consumable Fuels	0.8%
Electrical Equipment	0.1%
Short–Term Investments	1.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)
Service Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$48	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	11.65%	13.71%	7.76%	5.68%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.60%	7.71%	5.54%	7.84%
Morningstar Utilities Category Average[4]		7.08%	6.48%	4.86%	6.49%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the MSCI USA IMI Utilities 25/50 Index (Gross). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$876,355,755%
Total number of portfolio holdings	32%
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	15.6%
Constellation Energy Corp.	8.1%
Sempra	8.0%
PG&E Corp.	6.3%
Edison International	5.6%
Public Service Enterprise Group, Inc.	5.0%
Vistra Corp.	4.9%
American Electric Power Co., Inc.	4.9%
Entergy Corp.	4.7%
Eversource Energy	4.3%
* Excluding short-term investments
Top Industries
Electric Utilities	68.9%
Multi–Utilities	17.0%
Independent Power and Renewable Electricity Producers	10.3%
Gas Utilities	2.6%
Oil, Gas & Consumable Fuels	0.8%
Electrical Equipment	0.1%
Short–Term Investments	1.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Income Builder Portfolio
(formerly known as MainStay VP Income Builder Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.62%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	6.59%	12.12%	5.14%	4.87%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.16%
Bloomberg U.S. Aggregate Bond Index[3]		(0.71)%	2.63%	(0.23)%	1.35%
Blended Benchmark Index[4]		6.65%	12.95%	7.12%	6.21%
Morningstar World Allocation Category Average[5]		4.99%	10.38%	5.01%	3.95%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
The Morningstar World Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$520,352,959%
Total number of portfolio holdings	598%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.805%, due 4/20/48-2/16/66	4.0%
FHLMC STACR REMIC Trust, 8.335%-16.335%, due 8/25/33-1/25/51	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-4/1/54	3.1%
Microsoft Corp.	1.4%
Broadcom, Inc.	1.3%
Connecticut Avenue Securities Trust, 7.285%-15.185%, due 11/25/39-3/25/44	1.3%
FHLMC, (zero coupon)-4.50%, due 1/15/41-1/25/55	1.2%
Analog Devices, Inc.	1.2%
Bank of America Corp., (zero coupon)-4.30%, due 1/28/25-10/20/32	1.1%
International Business Machines Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
Mortgage-Backed Securities	14.8%
Corporate Bonds	14.4%
U.S. Government & Federal Agencies	5.6%
Asset-Backed Securities	2.8%
Short-Term Investments	2.8%
Foreign Government Bonds	0.8%
Municipal Bond	0.1%
Loan Assignments	0.1%
Other Assets, Less Liabilities	0.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Income Builder Portfolio
(formerly known as MainStay VP Income Builder Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.87%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	6.45%	11.84%	4.88%	4.61%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.16%
Bloomberg U.S. Aggregate Bond Index[3]		(0.71)%	2.63%	(0.23)%	1.35%
Blended Benchmark Index[4]		6.65%	12.95%	7.12%	6.21%
Morningstar World Allocation Category Average[5]		4.99%	10.38%	5.01%	3.95%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
The Morningstar World Allocation Category Average is representative of funds that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$520,352,959%
Total number of portfolio holdings	598%
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.805%, due 4/20/48-2/16/66	4.0%
FHLMC STACR REMIC Trust, 8.335%-16.335%, due 8/25/33-1/25/51	3.1%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-4/1/54	3.1%
Microsoft Corp.	1.4%
Broadcom, Inc.	1.3%
Connecticut Avenue Securities Trust, 7.285%-15.185%, due 11/25/39-3/25/44	1.3%
FHLMC, (zero coupon)-4.50%, due 1/15/41-1/25/55	1.2%
Analog Devices, Inc.	1.2%
Bank of America Corp., (zero coupon)-4.30%, due 1/28/25-10/20/32	1.1%
International Business Machines Corp.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	57.7%
Mortgage-Backed Securities	14.8%
Corporate Bonds	14.4%
U.S. Government & Federal Agencies	5.6%
Asset-Backed Securities	2.8%
Short-Term Investments	2.8%
Foreign Government Bonds	0.8%
Municipal Bond	0.1%
Loan Assignments	0.1%
Other Assets, Less Liabilities	0.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Hedge Multi-Strategy Portfolio
(formerly known as MainStay VP Hedge Multi‐Strategy Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	2.91%	8.09%	2.33%	(0.82)%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P Balanced Equity and Bond Conservative Index[3]		2.55%	6.08%	2.78%	4.01%
Barclay Hedge Fund Index[4]		5.60%	10.66%	6.02%	4.69%
Barclay Fund of Funds Index[5]		5.08%	8.78%	3.97%	2.61%
IQ Hedge Multi-Strategy Index[6]		3.35%	8.64%	3.03%	2.55%
Morningstar Multistrategy Category Average[7]		4.59%	8.14%	3.87%	2.22%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

6.
The IQ Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

7.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$249,428,238%
Total number of portfolio holdings	196%
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	15.6%
SPDR Bloomberg Convertible Securities ETF	6.4%
Invesco DB US Dollar Index Bullish Fund	5.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.9%
Vanguard Short-Term Treasury ETF	4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	4.6%
NYLI Merger Arbitrage ETF	4.0%
iShares National Muni Bond ETF	3.6%
iShares 0-5 Year TIPS Bond ETF	3.2%
iShares Convertible Bond ETF	3.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Unaffiliated Investment Companies	11.0%
Convertible Bond Funds	9.6%
Treasury Inflation Protected Security Funds	7.8%
Municipal Bond Funds	6.7%
Emerging Equity Funds	6.4%
U.S. Dollar Fund	5.6%
Bank Loan Funds	5.3%
International Equity Core Funds	5.0%
Short Duration Fund	4.6%
Other Assets, Less Liabilities	17.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Hedge Multi-Strategy Portfolio
(formerly known as MainStay VP Hedge Multi‐Strategy Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	2.78%	7.81%	2.07%	(1.04)%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P Balanced Equity and Bond Conservative Index[3]		2.55%	6.08%	2.78%	4.01%
Barclay Hedge Fund Index[4]		5.60%	10.66%	6.02%	4.69%
Barclay Fund of Funds Index[5]		5.08%	8.78%	3.97%	2.61%
IQ Hedge Multi-Strategy Index[6]		3.35%	8.64%	3.03%	2.55%
Morningstar Multistrategy Category Average[7]		4.59%	8.14%	3.87%	2.22%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P Balanced Equity and Bond Conservative Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The Barclay Fund of Funds Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all reporting funds in the Barclay database.

6.
The IQ Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

7.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$249,428,238%
Total number of portfolio holdings	196%
Portfolio turnover rate	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	15.6%
SPDR Bloomberg Convertible Securities ETF	6.4%
Invesco DB US Dollar Index Bullish Fund	5.6%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.9%
Vanguard Short-Term Treasury ETF	4.6%
Vanguard Short-Term Inflation-Protected Securities ETF	4.6%
NYLI Merger Arbitrage ETF	4.0%
iShares National Muni Bond ETF	3.6%
iShares 0-5 Year TIPS Bond ETF	3.2%
iShares Convertible Bond ETF	3.2%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	20.5%
Unaffiliated Investment Companies	11.0%
Convertible Bond Funds	9.6%
Treasury Inflation Protected Security Funds	7.8%
Municipal Bond Funds	6.7%
Emerging Equity Funds	6.4%
U.S. Dollar Fund	5.6%
Bank Loan Funds	5.3%
International Equity Core Funds	5.0%
Short Duration Fund	4.6%
Other Assets, Less Liabilities	17.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Janus Henderson Balanced Portfolio
(formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	10.62%	16.98%	9.29%	8.61%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index[4]		(0.71)%	2.63%	(0.23)%	1.35%
Janus Balanced Composite Index[5]		7.89%	14.32%	8.25%	7.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,681,922,009%
Total number of portfolio holdings	763%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-3/1/54	3.7%
Apple, Inc.	3.2%
U.S. Treasury Bonds, 4.25%-4.625%, due 5/15/44-2/15/54	3.2%
Alphabet, Inc., Class C	3.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Mastercard, Inc., Class A	2.1%
UMBS Pool, 30 Year, 2.50%-6.50%, due 4/1/40-4/1/54	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	11.9%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	3.5%
Loan Assignments	0.3%
Foreign Government Bonds	0.1%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Janus Henderson Balanced Portfolio
(formerly known as MainStay VP Janus Henderson Balanced Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$43	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	10.48%	16.69%	9.02%	8.34%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index[4]		(0.71)%	2.63%	(0.23)%	1.35%
Janus Balanced Composite Index[5]		7.89%	14.32%	8.25%	7.80%
Morningstar Moderate Allocation Category Average[6]		6.56%	12.61%	7.05%	6.20%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,681,922,009%
Total number of portfolio holdings	763%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-3/1/54	3.7%
Apple, Inc.	3.2%
U.S. Treasury Bonds, 4.25%-4.625%, due 5/15/44-2/15/54	3.2%
Alphabet, Inc., Class C	3.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Mastercard, Inc., Class A	2.1%
UMBS Pool, 30 Year, 2.50%-6.50%, due 4/1/40-4/1/54	2.0%
* Excluding short-term investments
Portfolio Composition
Common Stocks	63.0%
U.S. Government & Federal Agencies	13.6%
Corporate Bonds	11.9%
Mortgage-Backed Securities	5.9%
Asset-Backed Securities	3.7%
Short-Term Investments	3.5%
Loan Assignments	0.3%
Foreign Government Bonds	0.1%
Other Assets, Less Liabilities	(2.0)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$29	0.57%

1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	3.35%	6.23%	9.01%	8.11%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Convertible Index[3]		2.13%	6.19%	9.40%	8.14%
Morningstar Convertibles Category Average[4]		2.70%	5.95%	7.69%	6.77%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,675,999,565%
Total number of portfolio holdings	107%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.5%
Short-Term Investments	8.7%
Convertible Preferred Stocks	4.7%
Common Stock	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(2.0)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)
Service 2 Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service 2 Class	$46	0.92%

1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Service 2 Class Shares	4/26/2016	3.17%	5.86%	8.63%	9.48%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	0.98%
ICE BofA U.S. Convertible Index[3]		2.13%	6.19%	9.40%	10.41%
Morningstar Convertibles Category Average[4]		2.70%	5.95%	7.69%	8.25%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,675,999,565%
Total number of portfolio holdings	107%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.5%
Short-Term Investments	8.7%
Convertible Preferred Stocks	4.7%
Common Stock	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(2.0)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$41	0.82%

1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	3.22%	5.97%	8.74%	7.84%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	1.35%
ICE BofA U.S. Convertible Index[3]		2.13%	6.19%	9.40%	8.14%
Morningstar Convertibles Category Average[4]		2.70%	5.95%	7.69%	6.77%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,675,999,565%
Total number of portfolio holdings	107%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransMedics Group, Inc., 1.50%, due 6/1/28	2.6%
Palo Alto Networks, Inc., 0.375%, due 6/1/25	2.4%
Nice Ltd., (zero coupon), due 9/15/25	2.3%
Microchip Technology, Inc., 0.125%, due 11/15/24	2.2%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.1%
Ford Motor Co., (zero coupon), due 3/15/26	2.0%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.9%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.9%
Carnival Corp., 5.75%, due 12/1/27	1.8%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	1.8%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.5%
Short-Term Investments	8.7%
Convertible Preferred Stocks	4.7%
Common Stock	1.1%
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(2.0)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP PineStone International Equity Portfolio
(formerly known as MainStay VP PineStone International Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$45	0.86%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	8.45%	7.03%	4.56%	4.33%
MSCI EAFE® Index (Net)[2]		5.34%	11.54%	6.46%	4.33%
MSCI ACWI® ex USA Index (Net)[3]		5.69%	11.62%	5.55%	3.84%
Morningstar Foreign Large Growth Category Average[4]		6.38%	9.87%	6.16%	5.36%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$443,327,810%
Total number of portfolio holdings	33%
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.1%
Novo Nordisk A/S, Class B	7.9%
London Stock Exchange Group plc	5.1%
ASML Holding NV	4.4%
Nestle SA (Registered)	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
InterContinental Hotels Group plc	4.1%
EssilorLuxottica SA	3.9%
Air Liquide SA	3.9%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	23.2%
France	15.5%
Switzerland	10.6%
United States	9.4%
Taiwan	9.1%
Denmark	7.9%
Japan	6.5%
Germany	5.1%
Netherlands	4.4%
Canada	2.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP PineStone International Equity Portfolio
(formerly known as MainStay VP PineStone International Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$58	1.11%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.32%	6.76%	4.30%	4.07%
MSCI EAFE® Index (Net)[2]		5.34%	11.54%	6.46%	4.33%
MSCI ACWI® ex USA Index (Net)[3]		5.69%	11.62%	5.55%	3.84%
Morningstar Foreign Large Growth Category Average[4]		6.38%	9.87%	6.16%	5.36%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$443,327,810%
Total number of portfolio holdings	33%
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9.1%
Novo Nordisk A/S, Class B	7.9%
London Stock Exchange Group plc	5.1%
ASML Holding NV	4.4%
Nestle SA (Registered)	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
InterContinental Hotels Group plc	4.1%
EssilorLuxottica SA	3.9%
Air Liquide SA	3.9%
SAP SE	3.6%
* Excluding short-term investments
Top Countries
United Kingdom	23.2%
France	15.5%
Switzerland	10.6%
United States	9.4%
Taiwan	9.1%
Denmark	7.9%
Japan	6.5%
Germany	5.1%
Netherlands	4.4%
Canada	2.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP S&P 500 Index Portfolio
(formerly known as MainStay VP S&P 500 Index Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$6	0.12%

1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	15.20%	24.39%	14.90%	12.65%
S&P 500® Index[2]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[3]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$4,344,982,123%
Total number of portfolio holdings	507%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.9%
Software	10.8%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.6%
Broadline Retail	3.9%
Financial Services	3.8%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.2%
Capital Markets	2.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP S&P 500 Index Portfolio
(formerly known as MainStay VP S&P 500 Index Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$20	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	15.06%	24.08%	14.61%	12.37%
S&P 500® Index[2]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[3]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$4,344,982,123%
Total number of portfolio holdings	507%
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.9%
Software	10.8%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	6.6%
Broadline Retail	3.9%
Financial Services	3.8%
Pharmaceuticals	3.7%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.2%
Capital Markets	2.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Natural Resources Portfolio
(formerly known as MainStay VP Natural Resources Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$43	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	8.16%	13.49%	18.06%	2.28%
MSCI World Index (Net)[2]		11.75%	20.19%	11.78%	9.16%
S&P Global Natural Resources Index[3]		0.36%	7.81%	8.38%	4.49%
Morningstar Natural Resources Category Average[4]		0.23%	4.22%	10.17%	4.19%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the S&P Global Natural Resources Index. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

4.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$338,178,155%
Total number of portfolio holdings	42%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Diamondback Energy, Inc.	5.0%
Phillips 66	4.8%
Newmont Corp.	4.7%
Permian Resources Corp.	4.6%
International Paper Co.	4.5%
Occidental Petroleum Corp.	4.4%
EQT Corp.	4.4%
CF Industries Holdings, Inc.	4.0%
NOV, Inc.	4.0%
Antero Resources Corp.	4.0%
* Excluding short-term investments
Top Countries
United States	81.4%
Canada	12.6%
Australia	1.1%
Chile	1.1%
Greece	1.0%
Ireland	1.0%
Luxembourg	0.8%
Norway	0.5%
Zambia	0.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Small Cap Growth Portfolio
(formerly known as MainStay VP Small Cap Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$43	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	2.77%	6.38%	7.28%	7.65%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 2000® Growth Index[3]		4.44%	9.14%	6.17%	7.39%
Morningstar Small Growth Category Average[4]		4.78%	9.11%	7.50%	8.48%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$448,789,854%
Total number of portfolio holdings	143%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.3%
Waste Connections, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.6%
Houlihan Lokey, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Blueprint Medicines Corp.	1.5%
HealthEquity, Inc.	1.4%
AZEK Co., Inc. (The)	1.3%
Natera, Inc.	1.3%
Churchill Downs, Inc.	1.3%
* Excluding short-term investments
Top Industries
Software	9.9%
Biotechnology	7.6%
Commercial Services & Supplies	7.4%
Semiconductors & Semiconductor Equipment	7.2%
Health Care Providers & Services	6.4%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.1%
Building Products	3.9%
Energy Equipment & Services	3.6%
Construction & Engineering	3.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Small Cap Growth Portfolio
(formerly known as MainStay VP Small Cap Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$55	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	2.65%	6.12%	7.01%	7.38%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 2000® Growth Index[3]		4.44%	9.14%	6.17%	7.39%
Morningstar Small Growth Category Average[4]		4.78%	9.11%	7.50%	8.48%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$448,789,854%
Total number of portfolio holdings	143%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Bright Horizons Family Solutions, Inc.	2.3%
Waste Connections, Inc.	1.9%
Casella Waste Systems, Inc., Class A	1.6%
Houlihan Lokey, Inc.	1.6%
Tetra Tech, Inc.	1.5%
Blueprint Medicines Corp.	1.5%
HealthEquity, Inc.	1.4%
AZEK Co., Inc. (The)	1.3%
Natera, Inc.	1.3%
Churchill Downs, Inc.	1.3%
* Excluding short-term investments
Top Industries
Software	9.9%
Biotechnology	7.6%
Commercial Services & Supplies	7.4%
Semiconductors & Semiconductor Equipment	7.2%
Health Care Providers & Services	6.4%
Health Care Equipment & Supplies	4.9%
Capital Markets	4.1%
Building Products	3.9%
Energy Equipment & Services	3.6%
Construction & Engineering	3.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Wellington Growth Portfolio
(formerly known as MainStay VP Wellington Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$39	0.71%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	18.30%	29.21%	14.01%	11.86%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
Morningstar Large Growth Category Average[4]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$661,755,162%
Total number of portfolio holdings	58%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	10.6%
Alphabet, Inc., Class C	7.4%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.7%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.1%
QUALCOMM, Inc.	2.8%
Advanced Micro Devices, Inc.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.8%
Software	14.3%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%
Pharmaceuticals	4.8%
Technology Hardware, Storage & Peripherals	4.6%
Financial Services	3.2%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Wellington Growth Portfolio
(formerly known as MainStay VP Wellington Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$52	0.96%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	18.15%	28.88%	13.73%	11.59%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
Morningstar Large Growth Category Average[4]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$661,755,162%
Total number of portfolio holdings	58%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	10.6%
Alphabet, Inc., Class C	7.4%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.7%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.1%
QUALCOMM, Inc.	2.8%
Advanced Micro Devices, Inc.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	23.8%
Software	14.3%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%
Pharmaceuticals	4.8%
Technology Hardware, Storage & Peripherals	4.6%
Financial Services	3.2%
Entertainment	3.1%
Hotels, Restaurants & Leisure	2.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Wellington Small Cap Portfolio
(formerly known as MainStay VP Wellington Small Cap Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$38	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Initial Class Shares	5/2/2016	4.52%	12.99%	5.26%	6.44%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	13.97%
Russell 2000® Index[3]		1.73%	10.06%	6.94%	8.91%
Morningstar Small Blend Category Average[4]		2.25%	10.40%	8.14%	8.37%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$382,028,401%
Total number of portfolio holdings	271%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 Value ETF	1.6%
iShares Russell 2000 ETF	1.3%
Skyline Champion Corp.	1.2%
elf Beauty, Inc.	1.2%
Hims & Hers Health, Inc.	1.1%
H&R Block, Inc.	1.1%
Cadence Bank	1.0%
Blue Bird Corp.	0.9%
MRC Global, Inc.	0.9%
PROCEPT BioRobotics Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	8.5%
Software	7.2%
Biotechnology	6.7%
Health Care Equipment & Supplies	4.0%
Energy Equipment & Services	3.7%
Exchange–Traded Funds	3.4%
Financial Services	3.1%
Machinery	3.0%
Trading Companies & Distributors	3.0%
Commercial Services & Supplies	2.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Wellington Small Cap Portfolio
(formerly known as MainStay VP Wellington Small Cap Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$50	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Service Class Shares	5/2/2016	4.39%	12.71%	5.00%	6.18%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	13.97%
Russell 2000® Index[3]		1.73%	10.06%	6.94%	8.91%
Morningstar Small Blend Category Average[4]		2.25%	10.40%	8.14%	8.37%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$382,028,401%
Total number of portfolio holdings	271%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 Value ETF	1.6%
iShares Russell 2000 ETF	1.3%
Skyline Champion Corp.	1.2%
elf Beauty, Inc.	1.2%
Hims & Hers Health, Inc.	1.1%
H&R Block, Inc.	1.1%
Cadence Bank	1.0%
Blue Bird Corp.	0.9%
MRC Global, Inc.	0.9%
PROCEPT BioRobotics Corp.	0.9%
* Excluding short-term investments
Top Industries
Banks	8.5%
Software	7.2%
Biotechnology	6.7%
Health Care Equipment & Supplies	4.0%
Energy Equipment & Services	3.7%
Exchange–Traded Funds	3.4%
Financial Services	3.1%
Machinery	3.0%
Trading Companies & Distributors	3.0%
Commercial Services & Supplies	2.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Dimensional U.S. Equity Portfolio
(formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.56%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	17.19%	27.00%	13.56%	11.40%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[4]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$994,313,220%
Total number of portfolio holdings	71%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.6%
Apple, Inc.	7.4%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.1%
Alphabet, Inc.	4.9%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.6%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Procter & Gamble Co. (The)	2.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.0%
Software	11.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	5.1%
Pharmaceuticals	3.9%
Banks	3.8%
Oil, Gas & Consumable Fuels	3.4%
Insurance	3.1%
Machinery	3.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Dimensional U.S. Equity Portfolio
(formerly known as MainStay VP Wellington U.S. Equity Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.81%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	17.05%	26.68%	13.28%	11.12%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
S&P 500® Index[3]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Blend Category Average[4]		12.64%	21.37%	13.28%	11.23%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$994,313,220%
Total number of portfolio holdings	71%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	7.6%
Apple, Inc.	7.4%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.1%
Alphabet, Inc.	4.9%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.6%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.4%
Procter & Gamble Co. (The)	2.0%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.0%
Software	11.2%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	5.1%
Pharmaceuticals	3.9%
Banks	3.8%
Oil, Gas & Consumable Fuels	3.4%
Insurance	3.1%
Machinery	3.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Winslow Large Cap Growth Portfolio
(formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$41	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	20.96%	37.75%	17.19%	15.29%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
S&P 500® Index[4]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Growth Category Average[5]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,694,711,873%
Total number of portfolio holdings	43%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	11.1%
NVIDIA Corp.	9.7%
Amazon.com, Inc.	7.2%
Apple, Inc.	5.7%
Alphabet, Inc.	5.5%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.8%
Intuitive Surgical, Inc.	2.6%
Lam Research Corp.	2.4%
Intuit, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	21.1%
Semiconductors & Semiconductor Equipment	18.9%
Interactive Media & Services	9.4%
Health Care Equipment & Supplies	8.1%
Broadline Retail	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.2%
Entertainment	3.6%
Financial Services	2.9%
Ground Transportation	2.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Winslow Large Cap Growth Portfolio
(formerly known as MainStay VP Winslow Large Cap Growth Portfolio)
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$54	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	20.81%	37.40%	16.89%	15.00%
Russell 3000® Index[2]		13.56%	23.13%	14.14%	12.15%
Russell 1000® Growth Index[3]		20.70%	33.48%	19.34%	16.33%
S&P 500® Index[4]		15.29%	24.56%	15.05%	12.86%
Morningstar Large Growth Category Average[5]		17.60%	29.15%	15.08%	13.40%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,694,711,873%
Total number of portfolio holdings	43%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	11.1%
NVIDIA Corp.	9.7%
Amazon.com, Inc.	7.2%
Apple, Inc.	5.7%
Alphabet, Inc.	5.5%
Meta Platforms, Inc., Class A	4.0%
Broadcom, Inc.	3.8%
Intuitive Surgical, Inc.	2.6%
Lam Research Corp.	2.4%
Intuit, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	21.1%
Semiconductors & Semiconductor Equipment	18.9%
Interactive Media & Services	9.4%
Health Care Equipment & Supplies	8.1%
Broadline Retail	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.2%
Entertainment	3.6%
Financial Services	2.9%
Ground Transportation	2.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI VP Indexed Bond Portfolio
(formerly known as MainStay VP Indexed Bond Portfolio)
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about NYLI VP Indexed Bond Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$16	0.32%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended June 30, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Initial Class Shares	5/1/2017	(0.87)%	2.09%	(0.55)%	0.53%
Bloomberg U.S. Aggregate Bond Index[2]		(0.71)%	2.63%	(0.23)%	0.94%
Morningstar Intermediate Core Bond Category Average[3]		(0.28)%	3.05%	(0.15)%	0.81%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$241,742,554%
Total number of portfolio holdings	641%
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 0.25%-5.00%, due 7/15/24-5/15/34	35.8%
UMBS, 30 Year, 2.00%-5.50%, due 6/1/36-2/1/53	11.8%
GNMA II, Single Family, 30 Year, 2.00%-5.00%, due 11/20/42-9/20/51	5.2%
U.S. Treasury Bonds, 2.75%-4.625%, due 2/15/47-5/15/54	4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
UMBS, 15 Year, 1.50%-4.00%, due 5/1/26-9/1/36	2.3%
UMBS Pool, 30 Year, 2.00%-4.50%, due 1/1/49-7/1/52	2.2%
FHLMC Gold Pools, 30 Year, 3.00%-5.50%, due 7/1/38-1/1/49	1.7%
Bank of America Corp., 2.972%-5.08%, due 1/20/27-7/21/52	1.5%
Mexico Government Bond, 4.125%-4.875%, due 1/21/26-5/19/33	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	66.4%
Corporate Bonds	23.7%
Foreign Government Bonds	3.1%
Exchange-Traded Fund	2.4%
Mortgage-Backed Securities	1.6%
Other Assets, Less Liabilities	2.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI VP Allocation Portfolios

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024
NYLI VP Conservative Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio)
NYLI VP Moderate Allocation Portfolio (formerly known as MainStay VP Moderate Allocation Portfolio)
NYLI VP Growth Allocation Portfolio (formerly known as MainStay VP Growth Allocation Portfolio)
NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Equity Allocation Portfolio)

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.6%
Equity Funds 38.5%
NYLI 500 International ETF	154,141	$ 5,024,025
NYLI Candriam International Equity ETF	175,912	5,165,128
NYLI Candriam U.S. Large Cap Equity ETF	197,341	8,974,042
NYLI Candriam U.S. Mid Cap Equity ETF	212,330	6,438,992
NYLI CBRE NextGen Real Estate ETF (a)	494,266	9,430,744
NYLI Epoch Capital Growth Fund Class I	97,062	1,484,638
NYLI Epoch International Choice Fund Class I	128,061	5,207,408
NYLI Fiera SMID Growth Fund Class R6	396,772	6,688,549
NYLI FTSE International Equity Currency Neutral ETF	309,143	8,254,118
NYLI PineStone U.S. Equity Fund Class R6	464,420	8,537,611
NYLI VP American Century Sustainable Equity Portfolio Initial Class	880,076	8,956,089
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	849,303	6,565,619
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	172,506	5,317,339
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	432,682	7,882,564
NYLI VP MacKay Convertible Portfolio Initial Class	574,949	8,579,912
NYLI VP PineStone International Equity Portfolio Initial Class	451,580	5,253,913
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	762,505	6,550,525
NYLI VP Small Cap Growth Portfolio Initial Class	548,185	6,072,688
NYLI VP Wellington Growth Portfolio Initial Class	322,763	9,333,424
NYLI VP Wellington Small Cap Portfolio Initial Class	575,957	5,222,316
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	307,127	9,697,351
NYLI WMC Enduring Capital Fund Class R6	102,138	3,760,358
NYLI WMC International Research Equity Fund Class I	678,872	5,221,067
NYLI WMC Value Fund Class R6	234,850	7,363,866
Total Equity Funds (Cost $143,418,560)		160,982,286
	Shares	Value

Fixed Income Funds 52.1%
NYLI MacKay ESG Core Plus Bond ETF (a)	1,312,729	$ 27,424,878
NYLI MacKay ESG High Income ETF (a)	265,200	6,966,804
NYLI MacKay Securitized Income ETF (a)	308,781	7,865,918
NYLI MacKay Short Duration High Income Fund Class I	1,882,622	17,847,636
NYLI Short Term Bond Fund Class I (a)	468,906	4,244,304
NYLI VP Bond Portfolio Initial Class	370,735	4,574,762
NYLI VP Floating Rate Portfolio Initial Class (a)	2,479,645	21,224,771
NYLI VP Indexed Bond Portfolio Initial Class (a)	12,641,441	109,385,127
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	750,321	7,017,148
NYLI VP MacKay U.S. Infrastructure Bond Portfolio (a)	775,766	7,424,626
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	537,449	4,223,063
Total Fixed Income Funds (Cost $241,498,985)		218,199,037
Total Affiliated Investment Companies (Cost $384,917,545)		379,181,323
Short-Term Investment 9.1%
Affiliated Investment Company 9.1%
NYLI U.S. Government Liquidity Fund, 5.187% (b)	38,269,418	38,269,418
Total Short-Term Investment (Cost $38,269,418)	9.1%	38,269,418
Total Investments (Cost $423,186,963)	99.7%	417,450,741
Other Assets, Less Liabilities	0.3	1,255,019
Net Assets	100.0%	$ 418,705,760

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 3,697	$ —	$ (3,739)	$ 495	$ (453)	$ —	$ 12	$ —	—
NYLI 500 International ETF	7,613	21	(2,594)	371	(387)	5,024	138	—	154
NYLI Candriam International Equity ETF	7,669	—	(2,829)	566	(241)	5,165	101	—	176
NYLI Candriam U.S. Large Cap Equity ETF	9,998	—	(1,786)	630	132	8,974	51	—	197
NYLI Candriam U.S. Mid Cap Equity ETF	6,437	762	(784)	68	(44)	6,439	32	—	212
NYLI CBRE NextGen Real Estate ETF	10,434	295	(619)	13	(692)	9,431	141	—	494
NYLI Epoch Capital Growth Fund Class I	1,665	—	(327)	28	119	1,485	—	—	97
NYLI Epoch International Choice Fund Class I	4,667	1,048	(639)	85	46	5,207	—	—	128
NYLI Fiera SMID Growth Fund Class R6	6,650	725	(778)	61	31	6,689	—	—	397
NYLI FTSE International Equity Currency Neutral ETF	9,193	—	(1,588)	377	272	8,254	114	—	309
NYLI MacKay ESG Core Plus Bond ETF	29,621	6,167	(8,034)	(948)	619	27,425	778	—	1,313
NYLI MacKay ESG High Income ETF	7,538	—	(488)	9	(92)	6,967	225	—	265
NYLI MacKay Securitized Income ETF	—	7,830	—	—	36	7,866	—	—	309
NYLI MacKay Short Duration High Income Fund Class I	18,896	592	(1,639)	(62)	61	17,848	591	—	1,883
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	6,062	7,078	(12,981)	17	(176)	—	218	—	—
NYLI PineStone U.S. Equity Fund Class R6	9,160	14	(1,160)	106	418	8,538	—	—	464
NYLI Short Term Bond Fund Class I	8,999	173	(4,865)	(34)	(29)	4,244	173	—	469
NYLI U.S. Government Liquidity Fund	43,091	57,624	(62,446)	—	—	38,269	1,012	—	38,269
NYLI VP American Century Sustainable Equity Portfolio Initial Class	8,083	904	(1,228)	(477)	1,674	8,956	—	—	880
NYLI VP Bond Portfolio Initial Class	14,947	4,565	(14,835)	(2,020)	1,918	4,575	—	—	371
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	6,944	—	(1,088)	(130)	840	6,566	—	—	849
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,503	1,154	(1,236)	(138)	1,034	5,317	—	—	173
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	6,772	1,259	(911)	80	683	7,883	—	—	433
NYLI VP Floating Rate Portfolio Initial Class	24,784	962	(4,457)	(150)	86	21,225	962	—	2,480
NYLI VP Indexed Bond Portfolio Initial Class	117,998	3	(7,570)	(1,606)	560	109,385	—	—	12,641
NYLI VP MacKay Convertible Portfolio Initial Class	—	9,042	(468)	(4)	10	8,580	242	—	575
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	7,522	—	(722)	14	203	7,017	—	—	750
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	—	7,414	—	—	11	7,425	—	—	776
NYLI VP PIMCO Real Return Portfolio Initial Class	4,531	—	(353)	(41)	86	4,223	—	—	537
NYLI VP PineStone International Equity Portfolio Initial Class	4,572	1,109	(833)	(474)	880	5,254	—	—	452
NYLI VP S&P 500 Index Portfolio Initial Class	6,951	—	(7,098)	1,489	(1,342)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,429	802	(780)	(343)	442	6,550	—	—	763
NYLI VP Small Cap Growth Portfolio Initial Class	5,711	890	(669)	(459)	600	6,073	—	—	548
NYLI VP Wellington Growth Portfolio Initial Class	10,244	—	(2,589)	(864)	2,542	9,333	—	—	323
NYLI VP Wellington Small Cap Portfolio Initial Class	4,709	1,188	(858)	(198)	381	5,222	—	—	576
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	10,431	—	(2,680)	(482)	2,428	9,697	—	—	307
NYLI WMC Enduring Capital Fund Class R6	4,215	—	(717)	72	190	3,760	—	—	102
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI WMC International Research Equity Fund Class I	$ 4,678	$ 1,053	$ (854)	$ 59	$ 285	$ 5,221	$ —	$ —	679
NYLI WMC Value Fund Class R6	6,095	1,393	(448)	15	309	7,364	—	—	235
	$451,509	$114,067	$(157,690)	$(3,875)	$13,440	$417,451	$4,790	$—
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(4,271)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(8,023)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	10,005	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	14,554	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/2/24	Daily	(2,006)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/24	Daily	(18,228)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	8,714	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	4,512	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	6,520	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/13/25 - 2/14/25	Daily	4,393	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/9/25	Daily	(18,337)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.58%	12/2/24	Daily	20,183	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	21,009	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	2,852	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(515)	(72,023)	—	1.69
AerCap Holdings NV	(1,252)	(174,951)	—	4.10
Air Products and Chemicals Inc.	(1,641)	(229,433)	—	5.37
Alight Inc.	(296)	(41,395)	—	0.97
Altice USA Inc.	(51)	(7,084)	—	0.17
American Airlines Group Inc.	(1,193)	(166,753)	—	3.90
AppLovin Corp.	(1,492)	(208,562)	—	4.88
Aramark	(679)	(94,931)	—	2.22
Berry Global Group Inc.	(473)	(66,153)	—	1.55
BrightSpring Health Services Inc.	(147)	(20,609)	—	0.48
Caesars Entertainment Inc.	(1,199)	(167,625)	—	3.92
Carnival Corp.	(1,606)	(224,446)	—	5.26
Charter Communications Inc.	(1,606)	(224,444)	—	5.26
Coherent Corp.	(937)	(131,026)	—	3.07
CommScope Holding Co Inc.	(35)	(4,873)	—	0.11
DaVita Inc.	(893)	(124,885)	—	2.92
Dun & Bradstreet Holdings Inc.	(301)	(42,089)	—	0.99
Elanco Animal Health Inc.	(487)	(68,136)	—	1.60
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Flutter Entertainment plc	(503)	(70,256)	—	1.64
Gen Digital Inc.	(630)	(88,108)	—	2.06
Gray Television Inc.	(58)	(8,145)	—	0.19
Hilton Worldwide Holdings Inc.	(1,511)	(211,237)	—	4.95
Jazz Pharmaceuticals plc	(573)	(80,108)	—	1.88
JetBlue Airways Corp.	(635)	(88,701)	—	2.08
MKS Instruments Inc.	(695)	(97,212)	—	2.28
Open Text Corp.	(198)	(27,618)	—	0.65
Organon & Co	(424)	(59,291)	—	1.39
Restaurant Brands International Inc.	(972)	(135,944)	—	3.18
RH	(1,399)	(195,628)	—	4.58
SS&C Technologies Holdings Inc.	(592)	(82,773)	—	1.94
TransDigm Group Inc.	(1,606)	(224,514)	—	5.26
TransUnion	(1,210)	(169,101)	—	3.96
United Airlines Holdings Inc.	(1,517)	(212,041)	—	4.96
Vistra Corp.	(1,647)	(230,277)	—	5.39
Westinghouse Air Brake Technologies Corp.	(1,577)	(220,492)	—	5.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(422)	(49,506)	—	0.62
AMC Entertainment Holdings Inc.	(1,743)	(204,319)	—	2.55
Arcutis Biotherapeutics Inc.	(1,023)	(119,911)	—	1.49
BioCryst Pharmaceuticals Inc.	(561)	(65,773)	—	0.82
Bloom Energy Corp.	(2,596)	(304,418)	—	3.79
Bridgebio Pharma Inc.	(1,288)	(150,982)	—	1.88
Cardlytics Inc.	(364)	(42,691)	—	0.53
Carvana Co	(3,055)	(358,212)	—	4.46
Chegg Inc.	(542)	(63,598)	—	0.79
Chemours Co/The	(792)	(92,871)	—	1.16
Coeur Mining Inc.	(1,686)	(197,656)	—	2.46
Compass Inc.	(323)	(37,824)	—	0.47
Cytokinetics Inc.	(2,003)	(234,819)	—	2.93
EchoStar Corp.	(731)	(85,671)	—	1.07
FuelCell Energy Inc.	(992)	(116,334)	—	1.45
Global Net Lease Inc.	(341)	(39,982)	—	0.50
Goodyear Tire & Rubber Co/The	(921)	(107,941)	—	1.35
Guardant Health Inc.	(1,170)	(137,157)	—	1.71
Hudson Pacific Properties Inc.	(347)	(40,679)	—	0.51
Infinera Corp.	(549)	(64,387)	—	0.80
Ironwood Pharmaceuticals Inc.	(614)	(72,046)	—	0.90
JBG SMITH Properties	(384)	(45,031)	—	0.56
JetBlue Airways Corp.	(2,652)	(310,944)	—	3.88
Lumen Technologies Inc.	(407)	(47,732)	—	0.59
Lumentum Holdings Inc.	(1,182)	(138,569)	—	1.73
NeoGenomics Inc.	(335)	(39,248)	—	0.49
Newell Brands Inc.	(879)	(103,053)	—	1.28
Novocure Ltd.	(564)	(66,138)	—	0.82
Ocular Therapeutix Inc.	(535)	(62,732)	—	0.78
Opendoor Technologies Inc.	(848)	(99,405)	—	1.24
Pacific Biosciences of California Inc.	(712)	(83,440)	—	1.04
Paramount Global	(3,369)	(394,994)	—	4.92
Peloton Interactive Inc.	(1,086)	(127,344)	—	1.59
Penn Entertainment Inc.	(3,201)	(375,285)	—	4.68
Recursion Pharmaceuticals Inc.	(924)	(108,329)	—	1.35
Redfin Corp.	(650)	(76,224)	—	0.95
Rivian Automotive Inc.	(3,545)	(415,668)	—	5.18
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Conservative Allocation Portfolio

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Semtech Corp.	(3,408)	(399,622)	—	4.98
Spirit AeroSystems Holdings Inc.	(2,348)	(275,359)	—	3.43
Sunnova Energy International Inc.	(1,178)	(138,070)	—	1.72
Tandem Diabetes Care Inc.	(1,472)	(172,561)	—	2.15
Telephone and Data Systems Inc.	(349)	(40,976)	—	0.51
Terawulf Inc.	(981)	(115,076)	—	1.43
Upstart Holdings Inc.	(2,463)	(288,758)	—	3.60
Viasat Inc.	(535)	(62,724)	—	0.78
Virgin Galactic Holdings Inc.	(542)	(63,530)	—	0.79
Walgreens Boots Alliance Inc.	(3,078)	(360,867)	—	4.50
Warner Bros Discovery Inc.	(3,474)	(407,288)	—	5.08
Wolfspeed Inc.	(3,556)	(416,991)	—	5.20
Xerox Holdings Corp.	(1,406)	(164,898)	—	2.06
Xometry Inc.	(302)	(35,433)	—	0.44

1.	As of June 30, 2024, cash in the amount $1,100,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 160,982,286	$ —	$ —	$ 160,982,286
Fixed Income Funds	218,199,037	—	—	218,199,037
Total Affiliated Investment Companies	379,181,323	—	—	379,181,323
Short-Term Investment
Affiliated Investment Company	38,269,418	—	—	38,269,418
Total Investments in Securities	$ 417,450,741	$ —	$ —	$ 417,450,741

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $423,186,963)	$417,450,741
Cash collateral on deposit at broker for swap contracts	1,100,000
Receivables:
Dividends and interest on OTC swaps contracts	333,318
Dividends	296,274
Portfolio shares sold	40,236
Other assets	4,879
Total assets	419,225,448
Liabilities
Payables:
Portfolio shares redeemed	387,662
NYLIFE Distributors (See Note 3)	83,630
Professional fees	18,868
Custodian	15,055
Shareholder communication	10,691
Trustees	162
Accrued expenses	3,620
Total liabilities	519,688
Net assets	$418,705,760
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$41,269
Additional paid-in-capital	454,234,705
454,275,974
Total distributable earnings (loss)	(35,570,214)
Net assets	$418,705,760
Initial Class
Net assets applicable to outstanding shares	$13,911,248
Shares of beneficial interest outstanding	1,353,329
Net asset value per share outstanding	$10.28
Service Class
Net assets applicable to outstanding shares	$404,794,512
Shares of beneficial interest outstanding	39,915,714
Net asset value per share outstanding	$10.14

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Conservative Allocation Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$4,790,310
Expenses
Distribution/Service—Service Class (See Note 3)	522,280
Professional fees	34,787
Custodian	17,283
Shareholder communication	14,230
Trustees	5,516
Miscellaneous	7,768
Total expenses	601,864
Net investment income (loss)	4,188,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	(3,875,413)
Swap transactions	164,975
Net realized gain (loss)	(3,710,438)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	13,440,377
Net realized and unrealized gain (loss)	9,729,939
Net increase (decrease) in net assets resulting from operations	$13,918,385
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,188,446	$13,335,435
Net realized gain (loss)	(3,710,438)	(17,003,619)
Net change in unrealized appreciation (depreciation)	13,440,377	48,466,879
Net increase (decrease) in net assets resulting from operations	13,918,385	44,798,695
Distributions to shareholders:
Initial Class	—	(870,951)
Service Class	—	(26,986,947)
Total distributions to shareholders	—	(27,857,898)
Capital share transactions:
Net proceeds from sales of shares	14,789,921	23,791,487
Net asset value of shares issued to shareholders in reinvestment of distributions	—	27,857,898
Cost of shares redeemed	(63,477,192)	(124,906,198)
Increase (decrease) in net assets derived from capital share transactions	(48,687,271)	(73,256,813)
Net increase (decrease) in net assets	(34,768,886)	(56,316,016)
Net Assets
Beginning of period	453,474,646	509,790,662
End of period	$418,705,760	$453,474,646
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Conservative Allocation Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.94	$9.64	$12.91	$12.44	$11.70	$10.77
Net investment income (loss) (a)	0.11	0.31	0.26	0.27	0.21	0.20
Net realized and unrealized gain (loss)	0.23	0.63	(1.89)	0.61	0.97	1.38
Total from investment operations	0.34	0.94	(1.63)	0.88	1.18	1.58
Less distributions:
From net investment income	—	(0.30)	(0.53)	(0.25)	(0.25)	(0.34)
From net realized gain on investments	—	(0.34)	(1.11)	(0.16)	(0.19)	(0.31)
Total distributions	—	(0.64)	(1.64)	(0.41)	(0.44)	(0.65)
Net asset value at end of period	$10.28	$9.94	$9.64	$12.91	$12.44	$11.70
Total investment return (b)	3.42%(c)	10.29%	(12.05)%	7.13%	10.28%	14.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.19%††	3.12%	2.31%	2.12%	1.76%	1.75%
Net expenses (d)	0.04%††	0.03%	0.03%	0.03%	0.04%	0.03%
Portfolio turnover rate	14%	18%	26%	25%	29%	42%
Net assets at end of period (in 000's)	$13,911	$13,959	$13,487	$17,168	$16,707	$16,327

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.82	$9.52	$12.77	$12.30	$11.57	$10.66
Net investment income (loss) (a)	0.10	0.27	0.23	0.23	0.17	0.17
Net realized and unrealized gain (loss)	0.22	0.64	(1.88)	0.61	0.97	1.35
Total from investment operations	0.32	0.91	(1.65)	0.84	1.14	1.52
Less distributions:
From net investment income	—	(0.27)	(0.49)	(0.21)	(0.22)	(0.30)
From net realized gain on investments	—	(0.34)	(1.11)	(0.16)	(0.19)	(0.31)
Total distributions	—	(0.61)	(1.60)	(0.37)	(0.41)	(0.61)
Net asset value at end of period	$10.14	$9.82	$9.52	$12.77	$12.30	$11.57
Total investment return (b)	3.26%(c)	10.02%	(12.27)%	6.86%	10.01%	14.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.93%††	2.80%	2.03%	1.83%	1.50%	1.47%
Net expenses (d)	0.29%††	0.28%	0.28%	0.28%	0.29%	0.28%
Portfolio turnover rate	14%	18%	26%	25%	29%	42%
Net assets at end of period (in 000's)	$404,795	$439,516	$496,304	$670,879	$686,344	$716,077

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.4%
Equity Funds 58.6%
NYLI 500 International ETF (a)	448,656	$ 14,623,359
NYLI Candriam International Equity ETF (a)	512,025	15,034,078
NYLI Candriam U.S. Large Cap Equity ETF (a)	630,011	28,649,624
NYLI Candriam U.S. Mid Cap Equity ETF (a)	523,727	15,882,231
NYLI CBRE NextGen Real Estate ETF (a)	881,907	16,827,050
NYLI Epoch Capital Growth Fund Class I	173,068	2,647,211
NYLI Epoch International Choice Fund Class I (a)	372,742	15,157,038
NYLI Fiera SMID Growth Fund Class R6 (a)	991,028	16,706,149
NYLI FTSE International Equity Currency Neutral ETF	551,223	14,717,654
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,453,500	26,720,273
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,813,410	28,630,670
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,523,952	19,511,666
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	580,410	17,890,618
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	1,324,721	24,133,640
NYLI VP MacKay Convertible Portfolio Initial Class	1,025,174	15,298,564
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,314,408	15,292,483
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,897,227	16,298,698
NYLI VP Small Cap Growth Portfolio Initial Class	1,289,140	14,280,831
NYLI VP Wellington Growth Portfolio Initial Class	1,035,985	29,957,883
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,215,802	11,023,924
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	993,887	31,381,379
NYLI WMC Enduring Capital Fund Class R6 (a)	307,310	11,314,084
NYLI WMC International Research Equity Fund Class I (a)	1,975,975	15,196,830
NYLI WMC Value Fund Class R6 (a)	700,300	21,958,315
Total Equity Funds (Cost $397,133,764)		439,134,252
	Shares	Value

Fixed Income Funds 31.8%
NYLI MacKay ESG Core Plus Bond ETF (a)	1,391,745	$ 29,075,641
NYLI MacKay ESG High Income ETF (a)	329,575	8,657,935
NYLI MacKay Securitized Income ETF (a)	327,371	8,339,482
NYLI MacKay Short Duration High Income Fund Class I	2,157,974	20,458,027
NYLI Short Term Bond Fund Class I (a)	836,092	7,567,887
NYLI VP Bond Portfolio Initial Class	393,055	4,850,181
NYLI VP Floating Rate Portfolio Initial Class (a)	2,210,693	18,922,647
NYLI VP Indexed Bond Portfolio Initial Class (a)	13,402,460	115,970,145
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	932,457	8,720,528
NYLI VP MacKay U.S. Infrastructure Bond Portfolio (a)	822,471	7,871,619
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	958,306	7,529,981
Total Fixed Income Funds (Cost $260,321,081)		237,964,073
Total Affiliated Investment Companies (Cost $657,454,845)		677,098,325
Short-Term Investment 9.3%
Affiliated Investment Company 9.3%
NYLI U.S. Government Liquidity Fund, 5.187% (a)(b)	69,477,830	69,477,830
Total Short-Term Investment (Cost $69,477,830)	9.3%	69,477,830
Total Investments (Cost $726,932,675)	99.7%	746,576,155
Other Assets, Less Liabilities	0.3	2,010,512
Net Assets	100.0%	$ 748,586,667

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Moderate Allocation Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 7,598	$ —	$ (7,678)	$ 859	$ (779)	$ —	$ 24	$ —	—
NYLI 500 International ETF	19,290	232	(4,864)	736	(771)	14,623	402	—	449
NYLI Candriam International Equity ETF	19,435	—	(5,281)	1,475	(595)	15,034	292	—	512
NYLI Candriam U.S. Large Cap Equity ETF	29,989	—	(3,683)	1,193	1,151	28,650	160	—	630
NYLI Candriam U.S. Mid Cap Equity ETF	16,282	1,145	(1,620)	135	(60)	15,882	82	—	524
NYLI CBRE NextGen Real Estate ETF	17,946	744	(675)	7	(1,195)	16,827	250	—	882
NYLI Epoch Capital Growth Fund Class I	2,859	—	(466)	38	216	2,647	—	—	173
NYLI Epoch International Choice Fund Class I	14,377	1,949	(1,528)	198	161	15,157	—	—	373
NYLI Fiera SMID Growth Fund Class R6	17,011	987	(1,525)	102	131	16,706	—	—	991
NYLI FTSE International Equity Currency Neutral ETF	15,757	—	(2,167)	460	668	14,718	203	—	551
NYLI MacKay ESG Core Plus Bond ETF	34,291	3,530	(8,371)	(928)	554	29,076	853	—	1,392
NYLI MacKay ESG High Income ETF	9,005	104	(351)	6	(106)	8,658	276	—	330
NYLI MacKay Securitized Income ETF	—	8,301	—	—	38	8,339	—	—	327
NYLI MacKay Short Duration High Income Fund Class I	20,779	736	(1,055)	(29)	27	20,458	669	—	2,158
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	10,274	3,641	(13,717)	96	(294)	—	267	—	—
NYLI PineStone U.S. Equity Fund Class R6	26,890	22	(1,763)	164	1,407	26,720	—	—	1,454
NYLI Short Term Bond Fund Class I	15,425	428	(8,175)	(59)	(51)	7,568	303	—	836
NYLI U.S. Government Liquidity Fund	73,467	82,384	(86,373)	—	—	69,478	1,832	—	69,478
NYLI VP American Century Sustainable Equity Portfolio Initial Class	26,357	1,442	(2,902)	59	3,675	28,631	—	—	2,813
NYLI VP Bond Portfolio Initial Class	7,054	4,839	(7,023)	241	(261)	4,850	—	—	393
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	19,839	—	(2,410)	(675)	2,758	19,512	—	—	2,524
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	16,168	1,744	(2,952)	(219)	3,150	17,891	—	—	580
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	21,906	1,911	(1,976)	271	2,022	24,134	—	—	1,325
NYLI VP Floating Rate Portfolio Initial Class	23,170	1,060	(5,249)	(184)	126	18,923	888	—	2,211
NYLI VP Indexed Bond Portfolio Initial Class	120,255	2,486	(5,720)	(1,712)	661	115,970	—	—	13,402
NYLI VP MacKay Convertible Portfolio Initial Class	—	15,937	(650)	(5)	16	15,298	428	—	1,025
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,986	43	(575)	(5)	271	8,720	—	—	932
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	—	7,861	—	—	11	7,872	—	—	822
NYLI VP PIMCO Real Return Portfolio Initial Class	7,769	93	(413)	(47)	128	7,530	—	—	958
NYLI VP PineStone International Equity Portfolio Initial Class	14,312	2,225	(2,448)	(1,412)	2,615	15,292	—	—	1,314
NYLI VP S&P 500 Index Portfolio Initial Class	12,019	—	(12,275)	2,775	(2,519)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,403	1,328	(1,695)	(624)	887	16,299	—	—	1,897
NYLI VP Small Cap Growth Portfolio Initial Class	13,843	1,407	(1,318)	(1,005)	1,354	14,281	—	—	1,289
NYLI VP Wellington Growth Portfolio Initial Class	30,611	—	(5,807)	(1,424)	6,578	29,958	—	—	1,036
NYLI VP Wellington Small Cap Portfolio Initial Class	10,774	1,779	(1,939)	(693)	1,103	11,024	—	—	1,216
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	31,228	—	(5,874)	402	5,625	31,381	—	—	994
NYLI WMC Enduring Capital Fund Class R6	12,307	—	(1,754)	170	591	11,314	—	—	307
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI WMC International Research Equity Fund Class I	$ 14,410	$ 1,969	$ (2,159)	$ (283)	$ 1,260	$ 15,197	$ —	$ —	1,976
NYLI WMC Value Fund Class R6	19,598	2,374	(963)	35	914	21,958	—	—	700
	$777,684	$152,701	$(215,394)	$118	$31,467	$746,576	$6,929	$—
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(7,619)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(14,307)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	17,775	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	25,955	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/2/24	Daily	(7,156)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/24	Daily	(32,502)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	19,421	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	8,055	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	11,361	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/13/25 - 2/14/25	Daily	7,832	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/9/25	Daily	(34,386)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.58%	12/2/24	Daily	35,983	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	37,486	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	6,757	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(919)	(128,478)	—	1.69
AerCap Holdings NV	(2,233)	(312,086)	—	4.10
Air Products and Chemicals Inc.	(2,928)	(409,272)	—	5.37
Alight Inc.	(528)	(73,843)	—	0.97
Altice USA Inc.	(90)	(12,636)	—	0.17
American Airlines Group Inc.	(2,128)	(297,462)	—	3.90
AppLovin Corp.	(2,661)	(372,042)	—	4.88
Aramark	(1,211)	(169,343)	—	2.22
Berry Global Group Inc.	(844)	(118,006)	—	1.55
BrightSpring Health Services Inc.	(263)	(36,763)	—	0.48
Caesars Entertainment Inc.	(2,139)	(299,017)	—	3.92
Carnival Corp.	(2,864)	(400,376)	—	5.26
Charter Communications Inc.	(2,864)	(400,372)	—	5.26
Coherent Corp.	(1,672)	(233,731)	—	3.07
CommScope Holding Co Inc.	(62)	(8,692)	—	0.11
DaVita Inc.	(1,594)	(222,776)	—	2.92
Dun & Bradstreet Holdings Inc.	(537)	(75,080)	—	0.99
Elanco Animal Health Inc.	(869)	(121,545)	—	1.60
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Moderate Allocation Portfolio

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Flutter Entertainment plc	(897)	(125,325)	—	1.64
Gen Digital Inc.	(1,124)	(157,172)	—	2.06
Gray Television Inc.	(104)	(14,530)	—	0.19
Hilton Worldwide Holdings Inc.	(2,696)	(376,814)	—	4.95
Jazz Pharmaceuticals plc	(1,022)	(142,899)	—	1.88
JetBlue Airways Corp.	(1,132)	(158,229)	—	2.08
MKS Instruments Inc.	(1,241)	(173,411)	—	2.28
Open Text Corp.	(352)	(49,266)	—	0.65
Organon & Co	(757)	(105,766)	—	1.39
Restaurant Brands International Inc.	(1,735)	(242,502)	—	3.18
RH	(2,496)	(348,970)	—	4.58
SS&C Technologies Holdings Inc.	(1,056)	(147,654)	—	1.94
TransDigm Group Inc.	(2,865)	(400,498)	—	5.26
TransUnion	(2,158)	(301,650)	—	3.96
United Airlines Holdings Inc.	(2,706)	(378,247)	—	4.96
Vistra Corp.	(2,939)	(410,778)	—	5.39
Westinghouse Air Brake Technologies Corp.	(2,814)	(393,323)	—	5.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(753)	(88,281)	—	0.62
AMC Entertainment Holdings Inc.	(3,107)	(364,351)	—	2.55
Arcutis Biotherapeutics Inc.	(1,824)	(213,830)	—	1.49
BioCryst Pharmaceuticals Inc.	(1,000)	(117,290)	—	0.82
Bloom Energy Corp.	(4,630)	(542,852)	—	3.79
Bridgebio Pharma Inc.	(2,296)	(269,238)	—	1.88
Cardlytics Inc.	(649)	(76,128)	—	0.53
Carvana Co	(5,448)	(638,779)	—	4.46
Chegg Inc.	(967)	(113,411)	—	0.79
Chemours Co/The	(1,412)	(165,612)	—	1.16
Coeur Mining Inc.	(3,006)	(352,469)	—	2.46
Compass Inc.	(575)	(67,450)	—	0.47
Cytokinetics Inc.	(3,571)	(418,740)	—	2.93
EchoStar Corp.	(1,303)	(152,771)	—	1.07
FuelCell Energy Inc.	(1,769)	(207,453)	—	1.45
Global Net Lease Inc.	(608)	(71,297)	—	0.50
Goodyear Tire & Rubber Co/The	(1,642)	(192,486)	—	1.35
Guardant Health Inc.	(2,086)	(244,584)	—	1.71
Hudson Pacific Properties Inc.	(619)	(72,540)	—	0.51
Infinera Corp.	(979)	(114,818)	—	0.80
Ironwood Pharmaceuticals Inc.	(1,096)	(128,475)	—	0.90
JBG SMITH Properties	(685)	(80,302)	—	0.56
JetBlue Airways Corp.	(4,729)	(554,489)	—	3.88
Lumen Technologies Inc.	(726)	(85,117)	—	0.59
Lumentum Holdings Inc.	(2,107)	(247,102)	—	1.73
NeoGenomics Inc.	(597)	(69,988)	—	0.49
Newell Brands Inc.	(1,567)	(183,768)	—	1.28
Novocure Ltd.	(1,006)	(117,939)	—	0.82
Ocular Therapeutix Inc.	(954)	(111,866)	—	0.78
Opendoor Technologies Inc.	(1,512)	(177,264)	—	1.24
Pacific Biosciences of California Inc.	(1,269)	(148,794)	—	1.04
Paramount Global	(6,007)	(704,371)	—	4.92
Peloton Interactive Inc.	(1,937)	(227,085)	—	1.59
Penn Entertainment Inc.	(5,708)	(669,225)	—	4.68
Recursion Pharmaceuticals Inc.	(1,648)	(193,177)	—	1.35
Redfin Corp.	(1,159)	(135,925)	—	0.95
Rivian Automotive Inc.	(6,322)	(741,237)	—	5.18
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Semtech Corp.	(6,078)	(712,624)	—	4.98
Spirit AeroSystems Holdings Inc.	(4,188)	(491,033)	—	3.43
Sunnova Energy International Inc.	(2,100)	(246,213)	—	1.72
Tandem Diabetes Care Inc.	(2,624)	(307,719)	—	2.15
Telephone and Data Systems Inc.	(623)	(73,069)	—	0.51
Terawulf Inc.	(1,750)	(205,208)	—	1.43
Upstart Holdings Inc.	(4,392)	(514,926)	—	3.60
Viasat Inc.	(954)	(111,853)	—	0.78
Virgin Galactic Holdings Inc.	(966)	(113,289)	—	0.79
Walgreens Boots Alliance Inc.	(5,488)	(643,514)	—	4.50
Warner Bros Discovery Inc.	(6,194)	(726,294)	—	5.08
Wolfspeed Inc.	(6,342)	(743,596)	—	5.20
Xerox Holdings Corp.	(2,508)	(294,053)	—	2.06
Xometry Inc.	(539)	(63,186)	—	0.44

1.	As of June 30, 2024, cash in the amount $350,000 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 439,134,252	$ —	$ —	$ 439,134,252
Fixed Income Funds	237,964,073	—	—	237,964,073
Total Affiliated Investment Companies	677,098,325	—	—	677,098,325
Short-Term Investment
Affiliated Investment Company	69,477,830	—	—	69,477,830
Total Investments in Securities	$ 746,576,155	$ —	$ —	$ 746,576,155

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Moderate Allocation Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $726,932,675)	$746,576,155
Cash	1,524,155
Receivables:
Dividends and interest on OTC swaps contracts	1,245,891
Dividends	804,766
Portfolio shares sold	215,406
Other assets	7,875
Total assets	750,374,248
Liabilities
Cash collateral due to broker for swaps contracts	350,000
Payables:
Portfolio shares redeemed	1,238,758
NYLIFE Distributors (See Note 3)	144,386
Professional fees	20,086
Custodian	18,396
Shareholder communication	11,464
Trustees	171
Accrued expenses	4,320
Total liabilities	1,787,581
Net assets	$748,586,667
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$75,058
Additional paid-in-capital	778,672,144
778,747,202
Total distributable earnings (loss)	(30,160,535)
Net assets	$748,586,667
Initial Class
Net assets applicable to outstanding shares	$47,491,210
Shares of beneficial interest outstanding	4,708,368
Net asset value per share outstanding	$10.09
Service Class
Net assets applicable to outstanding shares	$701,095,457
Shares of beneficial interest outstanding	70,349,168
Net asset value per share outstanding	$9.97

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$6,928,885
Expenses
Distribution/Service—Service Class (See Note 3)	893,848
Professional fees	43,681
Shareholder communication	24,095
Custodian	19,194
Trustees	9,523
Miscellaneous	12,793
Total expenses	1,003,134
Net investment income (loss)	5,925,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	117,737
Swap transactions	415,182
Net realized gain (loss)	532,919
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	31,467,334
Net realized and unrealized gain (loss)	32,000,253
Net increase (decrease) in net assets resulting from operations	$37,926,004
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Moderate Allocation Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,925,751	$18,451,813
Net realized gain (loss)	532,919	(25,820,984)
Net change in unrealized appreciation (depreciation)	31,467,334	102,074,677
Net increase (decrease) in net assets resulting from operations	37,926,004	94,705,506
Distributions to shareholders:
Initial Class	—	(3,448,370)
Service Class	—	(54,805,347)
Total distributions to shareholders	—	(58,253,717)
Capital share transactions:
Net proceeds from sales of shares	19,124,329	39,724,561
Net asset value of shares issued to shareholders in reinvestment of distributions	—	58,253,717
Cost of shares redeemed	(89,544,953)	(173,149,082)
Increase (decrease) in net assets derived from capital share transactions	(70,420,624)	(75,170,804)
Net increase (decrease) in net assets	(32,494,620)	(38,719,015)
Net Assets
Beginning of period	781,081,287	819,800,302
End of period	$748,586,667	$781,081,287
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.59	$9.22	$12.84	$11.99	$11.32	$10.33
Net investment income (loss) (a)	0.09	0.25	0.21	0.23	0.20	0.23
Net realized and unrealized gain (loss)	0.41	0.88	(2.06)	1.11	1.07	1.60
Total from investment operations	0.50	1.13	(1.85)	1.34	1.27	1.83
Less distributions:
From net investment income	—	(0.31)	(0.43)	(0.15)	(0.29)	(0.36)
From net realized gain on investments	—	(0.45)	(1.34)	(0.34)	(0.31)	(0.48)
Total distributions	—	(0.76)	(1.77)	(0.49)	(0.60)	(0.84)
Net asset value at end of period	$10.09	$9.59	$9.22	$12.84	$11.99	$11.32
Total investment return (b)	5.21%(c)	13.01%	(13.69)%	11.37%	11.57%	18.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.80%††	2.59%	1.91%	1.81%	1.83%	2.04%
Net expenses (d)	0.03%††	0.02%	0.02%	0.02%	0.03%	0.03%
Portfolio turnover rate	10%	23%	31%	27%	31%	40%
Net assets at end of period (in 000's)	$47,491	$46,889	$43,783	$53,604	$48,025	$45,283

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.49	$9.12	$12.72	$11.88	$11.22	$10.23
Net investment income (loss) (a)	0.07	0.22	0.18	0.19	0.17	0.20
Net realized and unrealized gain (loss)	0.41	0.88	(2.05)	1.11	1.06	1.60
Total from investment operations	0.48	1.10	(1.87)	1.30	1.23	1.80
Less distributions:
From net investment income	—	(0.28)	(0.39)	(0.12)	(0.26)	(0.33)
From net realized gain on investments	—	(0.45)	(1.34)	(0.34)	(0.31)	(0.48)
Total distributions	—	(0.73)	(1.73)	(0.46)	(0.57)	(0.81)
Net asset value at end of period	$9.97	$9.49	$9.12	$12.72	$11.88	$11.22
Total investment return (b)	5.06%	12.73%	(13.91)%	11.10%	11.29%	18.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.54%††	2.30%	1.63%	1.51%	1.52%	1.76%
Net expenses (c)	0.28%††	0.27%	0.27%	0.27%	0.28%	0.27%
Portfolio turnover rate	10%	23%	31%	27%	31%	40%
Net assets at end of period (in 000's)	$701,095	$734,192	$776,017	$1,020,842	$1,037,900	$1,102,149

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Moderate Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.5%
Equity Funds 78.8%
NYLI 500 International ETF (a)	967,571	$ 31,536,719
NYLI Candriam International Equity ETF (a)	1,104,242	32,422,754
NYLI Candriam U.S. Large Cap Equity ETF (a)	1,153,391	52,450,225
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,474,740	44,722,080
NYLI CBRE NextGen Real Estate ETF (a)	1,370,481	26,149,189
NYLI Epoch Capital Growth Fund Class I	269,027	4,114,980
NYLI Epoch International Choice Fund Class I (a)	803,830	32,686,602
NYLI Fiera SMID Growth Fund Class R6 (a)	2,712,348	45,723,137
NYLI FTSE International Equity Currency Neutral ETF	856,852	22,877,948
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,783,864	51,176,877
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	5,133,896	52,245,098
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,492,869	42,463,175
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	932,706	28,749,828
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,686,083	48,934,791
NYLI VP MacKay Convertible Portfolio Initial Class	1,593,590	23,780,983
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,834,704	32,980,364
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	5,235,689	44,978,757
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,977,321	44,059,963
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,862,785	53,866,722
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,553,708	41,289,379
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,750,452	55,269,466
NYLI WMC Enduring Capital Fund Class R6 (a)	645,668	23,771,230
NYLI WMC International Research Equity Fund Class I (a)	4,261,313	32,772,906
	Shares	Value

Equity Funds (continued)
NYLI WMC Value Fund Class R6 (a)	1,508,583	$ 47,302,518
Total Equity Funds (Cost $829,771,073)		916,325,691
Fixed Income Funds 11.7%
NYLI MacKay ESG Core Plus Bond ETF	196,665	4,108,627
NYLI MacKay ESG High Income ETF (a)	532,345	13,984,703
NYLI MacKay Securitized Income ETF	46,263	1,178,508
NYLI MacKay Short Duration High Income Fund Class I	3,242,691	30,741,362
NYLI Short Term Bond Fund Class I (a)	1,299,675	11,764,008
NYLI VP Bond Portfolio Initial Class	55,545	685,406
NYLI VP Floating Rate Portfolio Initial Class (a)	3,436,469	29,414,799
NYLI VP Indexed Bond Portfolio Initial Class (a)	1,893,941	16,388,085
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,506,191	14,086,200
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	116,228	1,112,382
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,489,620	11,704,840
Total Fixed Income Funds (Cost $134,524,809)		135,168,920
Total Affiliated Investment Companies (Cost $964,295,882)		1,051,494,611
Short-Term Investment 9.2%
Affiliated Investment Company 9.2%
NYLI U.S. Government Liquidity Fund, 5.187% (a)(b)	107,112,329	107,112,329
Total Short-Term Investment (Cost $107,112,329)	9.2%	107,112,329
Total Investments (Cost $1,071,408,211)	99.7%	1,158,606,940
Other Assets, Less Liabilities	0.3	4,027,907
Net Assets	100.0%	$ 1,162,634,847

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 34,045	$ 12	$ (33,580)	$ 3,040	$ (3,517)	$ —	$ 112	$ —	—
NYLI 500 International ETF	39,762	703	(8,886)	1,387	(1,429)	31,537	866	—	968
NYLI Candriam International Equity ETF	40,064	—	(9,519)	2,304	(426)	32,423	630	—	1,104
NYLI Candriam U.S. Large Cap Equity ETF	55,506	—	(7,408)	2,301	2,051	52,450	299	—	1,153
NYLI Candriam U.S. Mid Cap Equity ETF	42,600	5,791	(3,811)	341	(199)	44,722	223	—	1,475
NYLI CBRE NextGen Real Estate ETF	27,934	1,299	(1,243)	4	(1,845)	26,149	392	—	1,370
NYLI Epoch Capital Growth Fund Class I	4,406	—	(689)	60	338	4,115	—	—	269
NYLI Epoch International Choice Fund Class I	32,296	3,175	(3,555)	405	366	32,687	—	—	804
NYLI Fiera SMID Growth Fund Class R6	43,725	5,705	(4,288)	309	272	45,723	—	—	2,712
NYLI FTSE International Equity Currency Neutral ETF	24,520	—	(3,412)	662	1,108	22,878	316	—	857
NYLI MacKay ESG Core Plus Bond ETF	5,340	133	(1,308)	30	(86)	4,109	121	—	197
NYLI MacKay ESG High Income ETF	14,605	232	(687)	10	(175)	13,985	448	—	532
NYLI MacKay Securitized Income ETF	—	1,174	—	—	5	1,179	—	—	46
NYLI MacKay Short Duration High Income Fund Class I	31,600	1,219	(2,076)	(66)	64	30,741	1,010	—	3,243
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	1,933	63	(1,967)	35	(64)	—	39	—	—
NYLI PineStone U.S. Equity Fund Class R6	52,082	22	(3,963)	371	2,665	51,177	—	—	2,784
NYLI Short Term Bond Fund Class I	24,075	797	(12,934)	(94)	(80)	11,764	475	—	1,300
NYLI U.S. Government Liquidity Fund	112,556	136,553	(141,997)	—	—	107,112	2,870	—	107,112
NYLI VP American Century Sustainable Equity Portfolio Initial Class	50,219	2,351	(7,330)	1,449	5,556	52,245	—	—	5,134
NYLI VP Bond Portfolio Initial Class	33	684	(33)	2	(1)	685	—	—	56
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	43,672	2	(5,768)	(2,273)	6,830	42,463	—	—	5,493
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	27,630	2,890	(6,687)	(451)	5,368	28,750	—	—	933
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	45,277	3,013	(4,016)	405	4,256	48,935	—	—	2,686
NYLI VP Floating Rate Portfolio Initial Class	36,164	1,729	(8,389)	(282)	193	29,415	1,390	—	3,436
NYLI VP Indexed Bond Portfolio Initial Class	17,063	426	(950)	39	(190)	16,388	—	—	1,894
NYLI VP MacKay Convertible Portfolio Initial Class	—	25,034	(1,269)	(10)	26	23,781	671	—	1,594
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	14,575	98	(1,020)	30	403	14,086	—	—	1,506
NYLI VP MacKay U.S. Infrastructure Bond Portfolio	—	1,110	—	—	2	1,112	—	—	116
NYLI VP PIMCO Real Return Portfolio Initial Class	12,123	200	(744)	(35)	161	11,705	—	—	1,490
NYLI VP PineStone International Equity Portfolio Initial Class	32,597	3,464	(5,735)	(2,403)	5,057	32,980	—	—	2,835
NYLI VP S&P 500 Index Portfolio Initial Class	18,636	—	(19,030)	3,568	(3,174)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	42,720	5,545	(3,948)	(1,538)	2,200	44,979	—	—	5,236
NYLI VP Small Cap Growth Portfolio Initial Class	40,283	6,530	(3,753)	(966)	1,966	44,060	—	—	3,977
NYLI VP Wellington Growth Portfolio Initial Class	56,331	—	(11,893)	(1,842)	11,271	53,867	—	—	1,863
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI VP Wellington Small Cap Portfolio Initial Class	$ 37,627	$ 8,030	$ (5,818)	$ (1,732)	$ 3,182	$ 41,289	$ —	$ —	4,554
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	56,928	—	(12,516)	1,479	9,378	55,269	—	—	1,750
NYLI WMC Enduring Capital Fund Class R6	24,892	—	(2,662)	249	1,292	23,771	—	—	646
NYLI WMC International Research Equity Fund Class I	32,381	3,221	(4,956)	(870)	2,997	32,773	—	—	4,261
NYLI WMC Value Fund Class R6	42,923	3,714	(1,344)	44	1,966	47,303	—	—	1,509
	$1,219,123	$224,919	$(349,184)	$5,962	$57,787	$1,158,607	$9,862	$—
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2024 were as follows:
Swap Counterparty	Reference Obligation	Floating Rate[1]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[2]	Unrealized Appreciation/ (Depreciation)[3]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(11,883)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(22,239)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	27,893	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	40,334	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.56%	12/2/24	Daily	(11,161)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/24	Daily	(50,522)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	30,191	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	12,562	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	17,930	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/13/25 - 2/14/25	Daily	12,176	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(51,028)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.56%	12/2/24	Daily	45,092	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	58,469	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	11,932	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(1,433)	(200,389)	—	1.69
AerCap Holdings NV	(3,482)	(486,763)	—	4.10
Air Products and Chemicals Inc.	(4,566)	(638,344)	—	5.37
Alight Inc.	(824)	(115,173)	—	0.97
Altice USA Inc.	(141)	(19,709)	—	0.17
American Airlines Group Inc.	(3,319)	(463,953)	—	3.90
AppLovin Corp.	(4,151)	(580,277)	—	4.88
Aramark	(1,889)	(264,125)	—	2.22
Berry Global Group Inc.	(1,317)	(184,054)	—	1.55
BrightSpring Health Services Inc.	(410)	(57,340)	—	0.48
Caesars Entertainment Inc.	(3,336)	(466,379)	—	3.92
Carnival Corp.	(4,467)	(624,469)	—	5.26
Charter Communications Inc.	(4,467)	(624,463)	—	5.26
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Coherent Corp.	(2,608)	(364,551)	—	3.07
CommScope Holding Co Inc.	(97)	(13,558)	—	0.11
DaVita Inc.	(2,486)	(347,465)	—	2.92
Dun & Bradstreet Holdings Inc.	(838)	(117,103)	—	0.99
Elanco Animal Health Inc.	(1,356)	(189,574)	—	1.60
Flutter Entertainment plc	(1,398)	(195,470)	—	1.64
Gen Digital Inc.	(1,754)	(245,142)	—	2.06
Gray Television Inc.	(162)	(22,662)	—	0.19
Hilton Worldwide Holdings Inc.	(4,204)	(587,719)	—	4.95
Jazz Pharmaceuticals plc	(1,594)	(222,881)	—	1.88
JetBlue Airways Corp.	(1,765)	(246,791)	—	2.08
MKS Instruments Inc.	(1,935)	(270,471)	—	2.28
Open Text Corp.	(550)	(76,840)	—	0.65
Organon & Co	(1,180)	(164,963)	—	1.39
Restaurant Brands International Inc.	(2,706)	(378,232)	—	3.18
RH	(3,894)	(544,291)	—	4.58
SS&C Technologies Holdings Inc.	(1,647)	(230,296)	—	1.94
TransDigm Group Inc.	(4,469)	(624,659)	—	5.26
TransUnion	(3,366)	(470,485)	—	3.96
United Airlines Holdings Inc.	(4,220)	(589,955)	—	4.96
Vistra Corp.	(4,583)	(640,693)	—	5.39
Westinghouse Air Brake Technologies Corp.	(4,389)	(613,469)	—	5.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(1,170)	(137,226)	—	0.62
AMC Entertainment Holdings Inc.	(4,830)	(566,354)	—	2.55
Arcutis Biotherapeutics Inc.	(2,835)	(332,381)	—	1.49
BioCryst Pharmaceuticals Inc.	(1,555)	(182,317)	—	0.82
Bloom Energy Corp.	(7,197)	(843,818)	—	3.79
Bridgebio Pharma Inc.	(3,569)	(418,508)	—	1.88
Cardlytics Inc.	(1,009)	(118,334)	—	0.53
Carvana Co	(8,468)	(992,928)	—	4.46
Chegg Inc.	(1,504)	(176,287)	—	0.79
Chemours Co/The	(2,196)	(257,430)	—	1.16
Coeur Mining Inc.	(4,673)	(547,883)	—	2.46
Compass Inc.	(894)	(104,845)	—	0.47
Cytokinetics Inc.	(5,551)	(650,897)	—	2.93
EchoStar Corp.	(2,025)	(237,470)	—	1.07
FuelCell Energy Inc.	(2,750)	(322,468)	—	1.45
Global Net Lease Inc.	(945)	(110,825)	—	0.50
Goodyear Tire & Rubber Co/The	(2,552)	(299,203)	—	1.35
Guardant Health Inc.	(3,243)	(380,186)	—	1.71
Hudson Pacific Properties Inc.	(962)	(112,758)	—	0.51
Infinera Corp.	(1,522)	(178,475)	—	0.80
Ironwood Pharmaceuticals Inc.	(1,703)	(199,704)	—	0.90
JBG SMITH Properties	(1,065)	(124,823)	—	0.56
JetBlue Airways Corp.	(7,351)	(861,907)	—	3.88
Lumen Technologies Inc.	(1,128)	(132,308)	—	0.59
Lumentum Holdings Inc.	(3,276)	(384,099)	—	1.73
NeoGenomics Inc.	(928)	(108,791)	—	0.49
Newell Brands Inc.	(2,436)	(285,652)	—	1.28
Novocure Ltd.	(1,564)	(183,327)	—	0.82
Ocular Therapeutix Inc.	(1,483)	(173,886)	—	0.78
Opendoor Technologies Inc.	(2,350)	(275,542)	—	1.24
Pacific Biosciences of California Inc.	(1,973)	(231,288)	—	1.04
Paramount Global	(9,338)	(1,094,885)	—	4.92
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Growth Allocation Portfolio

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Peloton Interactive Inc.	(3,011)	(352,984)	—	1.59
Penn Entertainment Inc.	(8,872)	(1,040,254)	—	4.68
Recursion Pharmaceuticals Inc.	(2,561)	(300,277)	—	1.35
Redfin Corp.	(1,802)	(211,284)	—	0.95
Rivian Automotive Inc.	(9,827)	(1,152,191)	—	5.18
Semtech Corp.	(9,447)	(1,107,715)	—	4.98
Spirit AeroSystems Holdings Inc.	(6,510)	(763,270)	—	3.43
Sunnova Energy International Inc.	(3,264)	(382,718)	—	1.72
Tandem Diabetes Care Inc.	(4,080)	(478,323)	—	2.15
Telephone and Data Systems Inc.	(969)	(113,580)	—	0.51
Terawulf Inc.	(2,721)	(318,979)	—	1.43
Upstart Holdings Inc.	(6,827)	(800,410)	—	3.60
Viasat Inc.	(1,483)	(173,866)	—	0.78
Virgin Galactic Holdings Inc.	(1,502)	(176,098)	—	0.79
Walgreens Boots Alliance Inc.	(8,531)	(1,000,289)	—	4.50
Warner Bros Discovery Inc.	(9,629)	(1,128,962)	—	5.08
Wolfspeed Inc.	(9,858)	(1,155,858)	—	5.20
Xerox Holdings Corp.	(3,898)	(457,081)	—	2.06
Xometry Inc.	(838)	(98,217)	—	0.44

1.	Portfolio pays the floating rate and receives the total return of the reference entity.
2.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
3.	Reflects the value at reset date as of June 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 916,325,691	$ —	$ —	$ 916,325,691
Fixed Income Funds	135,168,920	—	—	135,168,920
Total Affiliated Investment Companies	1,051,494,611	—	—	1,051,494,611
Short-Term Investment
Affiliated Investment Company	107,112,329	—	—	107,112,329
Total Investments in Securities	$ 1,158,606,940	$ —	$ —	$ 1,158,606,940

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $1,071,408,211)	$1,158,606,940
Cash	2,804,132
Receivables:
Dividends	1,497,536
Dividends and interest on OTC swaps contracts	884,816
Portfolio shares sold	226,482
Other assets	12,672
Total assets	1,164,032,578
Liabilities
Payables:
Portfolio shares redeemed	1,100,542
NYLIFE Distributors (See Note 3)	219,643
Custodian	27,593
Professional fees	22,857
Shareholder communication	21,666
Trustees	244
Accrued expenses	5,186
Total liabilities	1,397,731
Net assets	$1,162,634,847
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$113,509
Additional paid-in-capital	1,147,525,290
1,147,638,799
Total distributable earnings (loss)	14,996,048
Net assets	$1,162,634,847
Initial Class
Net assets applicable to outstanding shares	$97,720,915
Shares of beneficial interest outstanding	9,411,215
Net asset value per share outstanding	$10.38
Service Class
Net assets applicable to outstanding shares	$1,064,913,932
Shares of beneficial interest outstanding	104,097,874
Net asset value per share outstanding	$10.23

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Growth Allocation Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$9,862,345
Expenses
Distribution/Service—Service Class (See Note 3)	1,370,367
Professional fees	55,138
Shareholder communication	36,610
Custodian	23,064
Trustees	14,942
Miscellaneous	20,492
Total expenses	1,520,613
Net investment income (loss)	8,341,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	5,961,796
Swap transactions	872,200
Net realized gain (loss)	6,833,996
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	57,787,090
Net realized and unrealized gain (loss)	64,621,086
Net increase (decrease) in net assets resulting from operations	$72,962,818
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,341,732	$24,572,374
Net realized gain (loss)	6,833,996	(35,767,126)
Net change in unrealized appreciation (depreciation)	57,787,090	186,965,793
Net increase (decrease) in net assets resulting from operations	72,962,818	175,771,041
Distributions to shareholders:
Initial Class	—	(9,842,480)
Service Class	—	(117,566,790)
Total distributions to shareholders	—	(127,409,270)
Capital share transactions:
Net proceeds from sales of shares	24,185,689	30,880,642
Net asset value of shares issued to shareholders in reinvestment of distributions	—	127,409,270
Cost of shares redeemed	(159,444,274)	(269,093,776)
Increase (decrease) in net assets derived from capital share transactions	(135,258,585)	(110,803,864)
Net increase (decrease) in net assets	(62,295,767)	(62,442,093)
Net Assets
Beginning of period	1,224,930,614	1,287,372,707
End of period	$1,162,634,847	$1,224,930,614
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Growth Allocation Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.76	$9.50	$13.62	$12.19	$11.51	$10.57
Net investment income (loss) (a)	0.08	0.22	0.18	0.20	0.21	0.26
Net realized and unrealized gain (loss)	0.54	1.14	(2.28)	1.72	1.21	1.91
Total from investment operations	0.62	1.36	(2.10)	1.92	1.42	2.17
Less distributions:
From net investment income	—	(0.41)	(0.42)	(0.33)	(0.34)	(0.39)
From net realized gain on investments	—	(0.69)	(1.60)	(0.16)	(0.40)	(0.84)
Total distributions	—	(1.10)	(2.02)	(0.49)	(0.74)	(1.23)
Net asset value at end of period	$10.38	$9.76	$9.50	$13.62	$12.19	$11.51
Total investment return (b)	6.35%(c)	15.49%	(14.43)%	16.01%	12.94%	21.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.64%††	2.25%	1.55%	1.53%	1.87%	2.22%
Net expenses (d)	0.03%††	0.02%	0.02%	0.02%	0.03%	0.02%
Portfolio turnover rate	8%	24%	32%	24%	32%	41%
Net assets at end of period (in 000's)	$97,721	$95,510	$88,026	$108,059	$98,314	$91,615

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.63	$9.38	$13.46	$12.05	$11.38	$10.47
Net investment income (loss) (a)	0.07	0.19	0.14	0.16	0.17	0.22
Net realized and unrealized gain (loss)	0.53	1.13	(2.24)	1.71	1.21	1.88
Total from investment operations	0.60	1.32	(2.10)	1.87	1.38	2.10
Less distributions:
From net investment income	—	(0.38)	(0.38)	(0.30)	(0.31)	(0.35)
From net realized gain on investments	—	(0.69)	(1.60)	(0.16)	(0.40)	(0.84)
Total distributions	—	(1.07)	(1.98)	(0.46)	(0.71)	(1.19)
Net asset value at end of period	$10.23	$9.63	$9.38	$13.46	$12.05	$11.38
Total investment return (b)	6.23%(c)	15.20%	(14.64)%	15.72%	12.65%	21.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.38%††	1.95%	1.26%	1.24%	1.55%	1.90%
Net expenses (d)	0.28%††	0.27%	0.27%	0.27%	0.28%	0.27%
Portfolio turnover rate	8%	24%	32%	24%	32%	41%
Net assets at end of period (in 000's)	$1,064,914	$1,129,421	$1,199,347	$1,655,050	$1,711,623	$1,868,634

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLI VP Equity Allocation Portfolio
Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 97.1%
Equity Funds 97.1%
NYLI 500 International ETF (a)	853,031	$ 27,803,437
NYLI Candriam International Equity ETF (a)	973,522	28,584,553
NYLI Candriam U.S. Large Cap Equity ETF (a)	1,042,907	47,425,987
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,342,463	40,710,728
NYLI CBRE NextGen Real Estate ETF (a)	972,351	18,552,749
NYLI Epoch Capital Growth Fund Class I	190,608	2,915,501
NYLI Epoch International Choice Fund Class I (a)	708,676	28,817,316
NYLI Fiera SMID Growth Fund Class R6 (a)	2,449,109	41,285,617
NYLI FTSE International Equity Currency Neutral ETF	607,087	16,209,223
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,521,195	46,348,134
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	4,641,684	47,236,096
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,559,622	42,979,216
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	838,224	25,837,498
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,443,259	44,511,053
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,499,119	29,075,996
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,757,239	40,868,486
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,632,835	40,243,825
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,680,979	48,609,370
	Shares	Value

Equity Funds (continued)
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,184,526	$ 37,941,931
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,577,610	49,812,096
NYLI WMC Enduring Capital Fund Class R6 (a)	587,947	21,646,164
NYLI WMC International Research Equity Fund Class I (a)	3,756,872	28,893,349
NYLI WMC Value Fund Class R6 (a)	1,376,238	43,152,770
Total Affiliated Investment Companies (Cost $738,338,085)		799,461,095
Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
NYLI U.S. Government Liquidity Fund, 5.187% (b)	22,030,722	22,030,722
Total Short-Term Investment (Cost $22,030,722)	2.7%	22,030,722
Total Investments (Cost $760,368,807)	99.8%	821,491,817
Other Assets, Less Liabilities	0.2	1,365,568
Net Assets	100.0%	$ 822,857,385

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Equity Allocation Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ U.S. Small Cap ETF	$ 30,880	$ 139	$ (30,474)	$ 1,622	$ (2,167)	$ —	$ 102	$ —	—
NYLI 500 International ETF	33,795	624	(6,570)	1,245	(1,291)	27,803	764	—	853
NYLI Candriam International Equity ETF	34,048	—	(7,070)	708	899	28,585	555	—	974
NYLI Candriam U.S. Large Cap Equity ETF	49,612	—	(6,088)	1,988	1,914	47,426	269	—	1,043
NYLI Candriam U.S. Mid Cap Equity ETF	38,052	5,594	(3,050)	398	(283)	40,711	202	—	1,342
NYLI CBRE NextGen Real Estate ETF	19,802	1,234	(1,186)	10	(1,307)	18,553	277	—	972
NYLI Epoch Capital Growth Fund Class I	3,241	—	(602)	41	236	2,916	—	—	191
NYLI Epoch International Choice Fund Class I	28,699	2,541	(3,094)	378	293	28,817	—	—	709
NYLI Fiera SMID Growth Fund Class R6	38,953	5,289	(3,479)	262	261	41,286	—	—	2,449
NYLI FTSE International Equity Currency Neutral ETF	17,168	—	(2,197)	393	845	16,209	224	—	607
NYLI PineStone U.S. Equity Fund Class R6	38,561	7,310	(2,295)	221	2,551	46,348	—	—	2,521
NYLI U.S. Government Liquidity Fund	19,068	97,414	(94,451)	—	—	22,031	597	—	22,031
NYLI VP American Century Sustainable Equity Portfolio Initial Class	46,317	860	(6,239)	(1,363)	7,661	47,236	—	—	4,642
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	43,392	165	(5,170)	(1,835)	6,427	42,979	—	—	5,560
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	26,000	1,272	(5,843)	(579)	4,988	25,838	—	—	838
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	42,095	1,690	(3,495)	310	3,911	44,511	—	—	2,443
NYLI VP PineStone International Equity Portfolio Initial Class	28,721	2,875	(4,870)	(2,036)	4,386	29,076	—	—	2,499
NYLI VP S&P 500 Index Portfolio Initial Class	13,696	—	(14,007)	2,386	(2,075)	—	—	—	—
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	38,858	5,346	(3,907)	(1,907)	2,478	40,868	—	—	4,757
NYLI VP Small Cap Growth Portfolio Initial Class	36,835	6,259	(3,737)	(994)	1,881	40,244	—	—	3,633
NYLI VP Wellington Growth Portfolio Initial Class	50,809	—	(10,686)	(5,148)	13,634	48,609	—	—	1,681
NYLI VP Wellington Small Cap Portfolio Initial Class	33,901	7,588	(4,872)	(2,769)	4,094	37,942	—	—	4,185
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,148	—	(11,104)	1,935	7,833	49,812	—	—	1,578
NYLI WMC Enduring Capital Fund Class R6	22,967	—	(2,691)	209	1,161	21,646	—	—	588
NYLI WMC International Research Equity Fund Class I	28,767	2,583	(4,322)	(988)	2,853	28,893	—	—	3,757
NYLI WMC Value Fund Class R6	40,117	2,340	(1,121)	(515)	2,332	43,153	—	—	1,376
	$855,502	$151,123	$(242,620)	$(6,028)	$63,515	$821,492	$2,990	$—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/2/24	Daily	(8,415)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(15,760)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.50%	10/8/24 - 11/12/24	Daily	19,736	—
Citibank NA	iShares MSCI China ETF	1 day FEDF minus 0.55%	12/2/24	Daily	(7,904)	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/2/24	Daily	(35,796)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	21,390	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	8,899	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.55%	4/24/25	Daily	12,505	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.20%	6/18/25	Daily	(2,537)	—
JPMorgan Chase Bank NA	JPNYOIH Index	1 day FEDF plus 0.48%	2/13/25 - 2/14/25	Daily	8,627	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(35,024)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.56%	12/2/24	Daily	14,515	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	41,412	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	6,752	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AECOM	(1,015)	(141,906)	—	1.69
AerCap Holdings NV	(2,466)	(344,703)	—	4.10
Air Products and Chemicals Inc.	(3,234)	(452,046)	—	5.37
Alight Inc.	(583)	(81,561)	—	0.97
Altice USA Inc.	(100)	(13,957)	—	0.17
American Airlines Group Inc.	(2,350)	(328,550)	—	3.90
AppLovin Corp.	(2,940)	(410,926)	—	4.88
Aramark	(1,338)	(187,042)	—	2.22
Berry Global Group Inc.	(932)	(130,339)	—	1.55
BrightSpring Health Services Inc.	(290)	(40,605)	—	0.48
Caesars Entertainment Inc.	(2,363)	(330,268)	—	3.92
Carnival Corp.	(3,163)	(442,221)	—	5.26
Charter Communications Inc.	(3,163)	(442,217)	—	5.26
Coherent Corp.	(1,847)	(258,159)	—	3.07
CommScope Holding Co Inc.	(69)	(9,601)	—	0.11
DaVita Inc.	(1,760)	(246,059)	—	2.92
Dun & Bradstreet Holdings Inc.	(593)	(82,927)	—	0.99
Elanco Animal Health Inc.	(960)	(134,248)	—	1.60
Flutter Entertainment plc	(990)	(138,423)	—	1.64
Gen Digital Inc.	(1,242)	(173,598)	—	2.06
Gray Television Inc.	(115)	(16,048)	—	0.19
Hilton Worldwide Holdings Inc.	(2,977)	(416,196)	—	4.95
Jazz Pharmaceuticals plc	(1,129)	(157,834)	—	1.88
JetBlue Airways Corp.	(1,250)	(174,767)	—	2.08
MKS Instruments Inc.	(1,370)	(191,535)	—	2.28
Open Text Corp.	(389)	(54,415)	—	0.65
Organon & Co	(836)	(116,820)	—	1.39
Restaurant Brands International Inc.	(1,916)	(267,847)	—	3.18
RH	(2,757)	(385,443)	—	4.58
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI VP Equity Allocation Portfolio

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
SS&C Technologies Holdings Inc.	(1,167)	(163,085)	—	1.94
TransDigm Group Inc.	(3,164)	(442,356)	—	5.26
TransUnion	(2,383)	(333,177)	—	3.96
United Airlines Holdings Inc.	(2,989)	(417,779)	—	4.96
Vistra Corp.	(3,246)	(453,710)	—	5.39
Westinghouse Air Brake Technologies Corp.	(3,108)	(434,431)	—	5.16
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of June 30, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(829)	(97,244)	—	0.62
AMC Entertainment Holdings Inc.	(3,423)	(401,344)	—	2.55
Arcutis Biotherapeutics Inc.	(2,009)	(235,540)	—	1.49
BioCryst Pharmaceuticals Inc.	(1,102)	(129,198)	—	0.82
Bloom Energy Corp.	(5,100)	(597,968)	—	3.79
Bridgebio Pharma Inc.	(2,529)	(296,574)	—	1.88
Cardlytics Inc.	(715)	(83,857)	—	0.53
Carvana Co	(6,001)	(703,635)	—	4.46
Chegg Inc.	(1,065)	(124,925)	—	0.79
Chemours Co/The	(1,556)	(182,427)	—	1.16
Coeur Mining Inc.	(3,311)	(388,255)	—	2.46
Compass Inc.	(634)	(74,298)	—	0.47
Cytokinetics Inc.	(3,934)	(461,255)	—	2.93
EchoStar Corp.	(1,435)	(168,282)	—	1.07
FuelCell Energy Inc.	(1,949)	(228,516)	—	1.45
Global Net Lease Inc.	(670)	(78,536)	—	0.50
Goodyear Tire & Rubber Co/The	(1,808)	(212,029)	—	1.35
Guardant Health Inc.	(2,298)	(269,417)	—	1.71
Hudson Pacific Properties Inc.	(681)	(79,905)	—	0.51
Infinera Corp.	(1,079)	(126,476)	—	0.80
Ironwood Pharmaceuticals Inc.	(1,207)	(141,519)	—	0.90
JBG SMITH Properties	(754)	(88,455)	—	0.56
JetBlue Airways Corp.	(5,209)	(610,787)	—	3.88
Lumen Technologies Inc.	(800)	(93,759)	—	0.59
Lumentum Holdings Inc.	(2,321)	(272,190)	—	1.73
NeoGenomics Inc.	(658)	(77,094)	—	0.49
Newell Brands Inc.	(1,726)	(202,426)	—	1.28
Novocure Ltd.	(1,108)	(129,914)	—	0.82
Ocular Therapeutix Inc.	(1,051)	(123,224)	—	0.78
Opendoor Technologies Inc.	(1,665)	(195,262)	—	1.24
Pacific Biosciences of California Inc.	(1,398)	(163,901)	—	1.04
Paramount Global	(6,617)	(775,886)	—	4.92
Peloton Interactive Inc.	(2,133)	(250,141)	—	1.59
Penn Entertainment Inc.	(6,287)	(737,172)	—	4.68
Recursion Pharmaceuticals Inc.	(1,815)	(212,790)	—	1.35
Redfin Corp.	(1,277)	(149,726)	—	0.95
Rivian Automotive Inc.	(6,964)	(816,496)	—	5.18
Semtech Corp.	(6,695)	(784,977)	—	4.98
Spirit AeroSystems Holdings Inc.	(4,613)	(540,888)	—	3.43
Sunnova Energy International Inc.	(2,313)	(271,212)	—	1.72
Tandem Diabetes Care Inc.	(2,891)	(338,962)	—	2.15
Telephone and Data Systems Inc.	(686)	(80,488)	—	0.51
Terawulf Inc.	(1,928)	(226,043)	—	1.43
Upstart Holdings Inc.	(4,838)	(567,207)	—	3.60
Viasat Inc.	(1,051)	(123,209)	—	0.78
Virgin Galactic Holdings Inc.	(1,064)	(124,791)	—	0.79
Walgreens Boots Alliance Inc.	(6,046)	(708,851)	—	4.50
Warner Bros Discovery Inc.	(6,823)	(800,035)	—	5.08
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Wolfspeed Inc.	(6,986)	(819,094)	—	5.20
Xerox Holdings Corp.	(2,763)	(323,909)	—	2.06
Xometry Inc.	(594)	(69,601)	—	0.44

1.	As of June 30, 2024, cash in the amount $1,850,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 799,461,095	$ —	$ —	$ 799,461,095
Short-Term Investment
Affiliated Investment Company	22,030,722	—	—	22,030,722
Total Investments in Securities	$ 821,491,817	$ —	$ —	$ 821,491,817

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI VP Equity Allocation Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $760,368,807)	$821,491,817
Cash collateral on deposit at broker for swap contracts	1,850,000
Receivables:
Dividends	848,914
Portfolio shares sold	352,623
Other assets	8,404
Total assets	824,551,758
Liabilities
Payables:
Portfolio shares redeemed	1,151,502
Dividends and interest on OTC swaps contracts	342,086
NYLIFE Distributors (See Note 3)	148,564
Professional fees	19,995
Custodian	19,049
Shareholder communication	8,505
Trustees	121
Accrued expenses	4,551
Total liabilities	1,694,373
Net assets	$822,857,385
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$82,748
Additional paid-in-capital	820,672,213
820,754,961
Total distributable earnings (loss)	2,102,424
Net assets	$822,857,385
Initial Class
Net assets applicable to outstanding shares	$101,684,520
Shares of beneficial interest outstanding	10,069,934
Net asset value per share outstanding	$10.10
Service Class
Net assets applicable to outstanding shares	$721,172,865
Shares of beneficial interest outstanding	72,678,164
Net asset value per share outstanding	$9.92

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$2,990,418
Expenses
Distribution/Service—Service Class (See Note 3)	924,848
Professional fees	45,204
Shareholder communication	27,320
Custodian	18,511
Trustees	10,437
Miscellaneous	13,016
Total expenses	1,039,336
Net investment income (loss)	1,951,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	(6,028,303)
Swap transactions	2,614,553
Net realized gain (loss)	(3,413,750)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	63,515,040
Net realized and unrealized gain (loss)	60,101,290
Net increase (decrease) in net assets resulting from operations	$62,052,372
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI VP Equity Allocation Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,951,082	$9,570,662
Net realized gain (loss)	(3,413,750)	(26,305,403)
Net change in unrealized appreciation (depreciation)	63,515,040	152,178,178
Net increase (decrease) in net assets resulting from operations	62,052,372	135,443,437
Distributions to shareholders:
Initial Class	—	(13,605,752)
Service Class	—	(109,771,556)
Total distributions to shareholders	—	(123,377,308)
Capital share transactions:
Net proceeds from sales of shares	14,636,974	18,978,897
Net asset value of shares issued to shareholders in reinvestment of distributions	—	123,377,308
Cost of shares redeemed	(110,777,872)	(159,284,223)
Increase (decrease) in net assets derived from capital share transactions	(96,140,898)	(16,928,018)
Net increase (decrease) in net assets	(34,088,526)	(4,861,889)
Net Assets
Beginning of period	856,945,911	861,807,800
End of period	$822,857,385	$856,945,911
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.37	$9.43	$14.39	$12.62	$11.80	$10.50
Net investment income (loss) (a)	0.03	0.13	0.13	0.18	0.18	0.21
Net realized and unrealized gain (loss)	0.70	1.34	(2.83)	2.33	1.49	2.25
Total from investment operations	0.73	1.47	(2.70)	2.51	1.67	2.46
Less distributions:
From net investment income	—	(0.55)	(0.40)	(0.27)	(0.27)	(0.36)
From net realized gain on investments	—	(0.98)	(1.86)	(0.47)	(0.58)	(0.80)
Total distributions	—	(1.53)	(2.26)	(0.74)	(0.85)	(1.16)
Net asset value at end of period	$10.10	$9.37	$9.43	$14.39	$12.62	$11.80
Total investment return (b)	7.79%(c)	17.40%	(17.64)%	20.16%	15.02%	24.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.70%††	1.38%	1.14%	1.26%	1.64%	1.80%
Net expenses (d)	0.03%††	0.02%	0.02%	0.02%	0.03%	0.03%
Portfolio turnover rate	7%	22%	23%	22%	26%	38%
Net assets at end of period (in 000's)	$101,685	$98,051	$86,162	$107,062	$92,647	$83,143

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.22	$9.30	$14.21	$12.47	$11.67	$10.39
Net investment income (loss) (a)	0.02	0.10	0.10	0.13	0.15	0.17
Net realized and unrealized gain (loss)	0.68	1.32	(2.79)	2.32	1.47	2.24
Total from investment operations	0.70	1.42	(2.69)	2.45	1.62	2.41
Less distributions:
From net investment income	—	(0.52)	(0.36)	(0.24)	(0.24)	(0.33)
From net realized gain on investments	—	(0.98)	(1.86)	(0.47)	(0.58)	(0.80)
Total distributions	—	(1.50)	(2.22)	(0.71)	(0.82)	(1.13)
Net asset value at end of period	$9.92	$9.22	$9.30	$14.21	$12.47	$11.67
Total investment return (b)	7.59%(c)	17.10%	(17.85)%	19.86%	14.74%	24.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.43%††	1.09%	0.86%	0.97%	1.34%	1.49%
Net expenses (d)	0.28%††	0.27%	0.27%	0.27%	0.28%	0.28%
Portfolio turnover rate	7%	22%	23%	22%	26%	38%
Net assets at end of period (in 000's)	$721,173	$758,895	$775,646	$1,058,752	$1,041,818	$1,033,813

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI VP Equity Allocation Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios” and each individually, referred to as a "Portfolio"). These financial statements and notes relate to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (formerly known as MainStay VP Conservative Allocation Portfolio, MainStay VP Moderate Allocation Portfolio, MainStay VP Growth Allocation Portfolio and MainStay VP Equity Allocation Portfolio, respectively) (collectively referred to as the “Allocation Portfolios” and each individually referred to as an “Allocation Portfolio”). Each is a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Allocation Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Allocation Portfolios to, among others, certain NYLIAC separate accounts. The separate accounts are used to fund flexible premium deferred variable annuity contracts and variable life insurance policies.
The following table lists each Portfolio's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations[1]
NYLI VP Conservative Allocation Portfolio	Initial Class, Service Class
NYLI VP Moderate Allocation Portfolio	Initial Class, Service Class
NYLI VP Growth Allocation Portfolio	Initial Class, Service Class
NYLI VP Equity Allocation Portfolio	Initial Class, Service Class
1.	For each VP Allocation Portfolio, Initial Class and Service Class shares were registered for sale as of February 13, 2006.
Shares of the Allocation Portfolios are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Allocation Portfolios' shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Allocation Portfolios pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Allocation Portfolios to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act.
Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The investment objective for each of the Allocation Portfolios is as follows:
The NYLI VP Conservative Allocation Portfolio seeks current income and, secondarily, long-term growth of capital.
The NYLI VP Moderate Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Growth Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Equity Allocation Portfolio seeks long-term growth of capital.
The Allocation Portfolios are "fund-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investment Management LLC ("New York Life Investments" or "Manager") or its affiliates (the “Underlying Portfolios/Funds”).
Note 2–Significant Accounting Policies
The Allocation Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Portfolios prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Allocation Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Portfolios' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of

Notes to Financial Statements (Unaudited) (continued)
methodologies for determining and calculating the fair value of Allocation Portfolio investments. The Valuation Designee may value the Allocation Portfolios' portfolio securities for which market quotations are not readily available and other Allocation Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Portfolio. Unobservable inputs reflect each Allocation Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day, except for investment in ETFs. Investments in ETFs are valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds. Equity securities, including shares of ETFs, are generally valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Portfolios will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

40	NYLI VP Asset Allocation Portfolios

(B) Income Taxes.   The Allocation Portfolios' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Portfolio within the allowable time limits.
The Manager evaluates each Allocation Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Portfolios' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Portfolios' financial statements. The Allocation Portfolios' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Allocation Portfolios intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Portfolios record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Portfolios from the Underlying Portfolios/Funds are recorded on the ex-dividend date. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Allocation Portfolios are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Allocation Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Portfolios, including those of related parties to the Allocation Portfolios, are shown in the Statement of Operations.
Additionally, the Allocation Portfolios may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights. In addition, the Allocation Portfolios bear a pro rata share of the fees and expenses of the Underlying Portfolios/Funds in which they invest. Because the Underlying Portfolios/Funds have varied expense and fee levels and the Allocation Portfolios may own different pro-portions of the Underlying Portfolios/Funds at different times, the amount of fees and expenses incurred indirectly by each Allocation Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Allocation Portfolios may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Portfolios will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Portfolios receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Portfolios' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Portfolios typically enters into the transaction with a financial institution

Notes to Financial Statements (Unaudited) (continued)
counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Portfolios' exposure to the credit risk of its original counterparty. The Allocation Portfolios will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Portfolios would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Portfolios bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Portfolios may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Portfolios enter into a “long” equity swap, the counterparty may agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Portfolios will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Portfolios' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Portfolios on the notional amount. Alternatively, when the
Allocation Portfolios enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Portfolios sold a particular referenced security or securities short, less the dividend expense that the Allocation Portfolios would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Portfolios will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Portfolios are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Portfolios' risk of loss consists of the net amount of payments that the Allocation Portfolios are contractually entitled to receive, if any. The Allocation Portfolios will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Allocation Portfolios' current obligations. The Allocation Portfolios and New York Life Investments, however, believe these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Allocation Portfolios' borrowing restrictions.
Equity swaps are derivatives and their value can be very volatile. The Allocation Portfolios may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Portfolios may suffer a loss, which may be substantial.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Allocation Portfolios enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Portfolios that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Portfolios.
(I) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Portfolios' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Portfolios' financial positions, performance and cash flows.

42	NYLI VP Asset Allocation Portfolios

The Allocation Portfolios entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Portfolios' holdings.
NYLI VP Conservative Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$164,975	$164,975
Total Net Realized Gain (Loss)	$164,975	$164,975

Average Notional Amount	Total
Swap Contracts Long	$99,124,581
Swap Contracts Short	$(61,851,160)
NYLI VP Moderate Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$415,182	$415,182
Total Net Realized Gain (Loss)	$415,182	$415,182

Average Notional Amount	Total
Swap Contracts Long	$179,060,189
Swap Contracts Short	$(113,285,834)
NYLI VP Growth Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$872,200	$872,200
Total Net Realized Gain (Loss)	$872,200	$872,200

Average Notional Amount	Total
Swap Contracts Long	$277,567,066
Swap Contracts Short	$(172,712,235)
NYLI VP Equity Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$2,614,553	$2,614,553
Total Net Realized Gain (Loss)	$2,614,553	$2,614,553

Average Notional Amount	Total
Swap Contracts Long	$153,934,166
Swap Contracts Short	$(121,338,038)
Note 3–Fees and Related Party Transactions
(A) Manager.   New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Allocation Portfolios' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Portfolios. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Portfolios. Except for the portion of salaries and expenses that are the responsibility of the Allocation Portfolios, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Portfolios and certain operational expenses of the Allocation Portfolios. The Allocation Portfolios reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Allocation Portfolios.
The Allocation Portfolios do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Portfolios do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Portfolios/Funds in which the Allocation Portfolios invest.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Portfolios pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Portfolios, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Portfolios' administrative operations. For providing these services to the Allocation Portfolios, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Portfolios. The Allocation Portfolios will reimburse New York Life

Notes to Financial Statements (Unaudited) (continued)
Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Portfolios.
(B) Distribution and Service Fees.  The Fund, on behalf of the Allocation Portfolios, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Allocation Portfolios have adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the respective Allocation Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of each Allocation Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI VP Conservative Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$427,706,986	$14,753,863	$(25,010,108)	$(10,256,245)

NYLI VP Moderate Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$736,967,947	$38,752,334	$(29,144,126)	$9,608,208

NYLI VP Growth Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,095,554,176	$73,977,050	$(10,924,286)	$63,052,764

NYLI VP Equity Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$770,653,244	$64,303,584	$(13,465,011)	$50,838,573
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $7,850,135, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Conservative Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$7,850
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $9,233,334, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Moderate Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$9,233
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $12,374,701, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Growth Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$12,375
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $12,183,063, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Equity Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$12,183

44	NYLI VP Asset Allocation Portfolios

During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2023
Fund	Ordinary Income	Long-Term Capital Gains	Total
NYLI VP Conservative Allocation Portfolio	$16,565,678	$11,292,220	$27,857,898
NYLI VP Moderate Allocation Portfolio	31,672,946	26,580,771	58,253,717
NYLI VP Growth Allocation Portfolio	62,031,594	65,377,676	127,409,270
NYLI VP Equity Allocation Portfolio	54,897,083	68,480,225	123,377,308

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Portfolios. Custodial fees are charged to each Allocation Portfolio based on each Allocation Portfolio's net assets and/or the market value of securities held by each Allocation Portfolio and the number of certain transactions incurred by each Allocation Portfolio.
Note 6–Line of Credit
The Allocation Portfolios and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Portfolios and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Allocation Portfolios, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Allocation Portfolios under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Portfolios, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Portfolios and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Allocation Portfolios.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI VP Conservative Allocation Portfolio	$56,444	$95,245
NYLI VP Moderate Allocation Portfolio	70,317	129,021
NYLI VP Growth Allocation Portfolio	88,364	207,186
NYLI VP Equity Allocation Portfolio	53,710	148,169
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
NYLI VP Conservative Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	24,936	$252,015
Shares redeemed	(75,878)	(767,236)
Net increase (decrease)	(50,942)	$(515,221)
Year ended December 31, 2023:
Shares sold	97,138	$966,706
Shares issued to shareholders in reinvestment of distributions	94,860	870,951
Shares redeemed	(186,696)	(1,839,680)
Net increase (decrease)	5,302	$(2,023)

Notes to Financial Statements (Unaudited) (continued)
Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,460,041	$14,537,906
Shares redeemed	(6,307,337)	(62,709,956)
Net increase (decrease)	(4,847,296)	$(48,172,050)
Year ended December 31, 2023:
Shares sold	2,339,997	$22,824,781
Shares issued to shareholders in reinvestment of distributions	2,973,998	26,986,947
Shares redeemed	(12,667,193)	(123,066,518)
Net increase (decrease)	(7,353,198)	$(73,254,790)
NYLI VP Moderate Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	82,387	$809,941
Shares redeemed	(264,194)	(2,597,815)
Net increase (decrease)	(181,807)	$(1,787,874)
Year ended December 31, 2023:
Shares sold	157,854	$1,510,821
Shares issued to shareholders in reinvestment of distributions	392,395	3,448,370
Shares redeemed	(409,830)	(3,910,568)
Net increase (decrease)	140,419	$1,048,623

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,884,208	$18,314,388
Shares redeemed	(8,935,622)	(86,947,138)
Net increase (decrease)	(7,051,414)	$(68,632,750)
Year ended December 31, 2023:
Shares sold	4,058,373	$38,213,740
Shares issued to shareholders in reinvestment of distributions	6,300,624	54,805,347
Shares redeemed	(18,032,931)	(169,238,514)
Net increase (decrease)	(7,673,934)	$(76,219,427)
NYLI VP Growth Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	120,117	$1,213,978
Shares redeemed	(493,660)	(4,968,375)
Net increase (decrease)	(373,543)	$(3,754,397)
Year ended December 31, 2023:
Shares sold	212,317	$2,110,658
Shares issued to shareholders in reinvestment of distributions	1,110,000	9,842,480
Shares redeemed	(801,533)	(7,829,485)
Net increase (decrease)	520,784	$4,123,653

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,311,831	$22,971,711
Shares redeemed	(15,510,928)	(154,475,899)
Net increase (decrease)	(13,199,097)	$(131,504,188)
Year ended December 31, 2023:
Shares sold	2,961,702	$28,769,984
Shares issued to shareholders in reinvestment of distributions	13,433,595	117,566,790
Shares redeemed	(26,951,268)	(261,264,291)
Net increase (decrease)	(10,555,971)	$(114,927,517)
NYLI VP Equity Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	72,706	$713,756
Shares redeemed	(461,754)	(4,529,550)
Net increase (decrease)	(389,048)	$(3,815,794)
Year ended December 31, 2023:
Shares sold	248,142	$2,414,486
Shares issued to shareholders in reinvestment of distributions	1,608,511	13,605,752
Shares redeemed	(533,110)	(5,246,093)
Net increase (decrease)	1,323,543	$10,774,145

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,444,512	$13,923,218
Shares redeemed	(11,042,338)	(106,248,322)
Net increase (decrease)	(9,597,826)	$(92,325,104)
Year ended December 31, 2023:
Shares sold	1,754,839	$16,564,411
Shares issued to shareholders in reinvestment of distributions	13,182,764	109,771,556
Shares redeemed	(16,086,250)	(154,038,130)
Net increase (decrease)	(1,148,647)	$(27,702,163)
Note 10–Other Matters
As of the date of this report, the Funds face a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Funds' investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Funds' performance.

46	NYLI VP Asset Allocation Portfolios

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Portfolios as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
48

NYLI VP American Century Sustainable Equity Portfolio
(formerly known as MainStay VP American Century Sustainable Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Aerospace & Defense 0.3%
Lockheed Martin Corp.	2,919	$ 1,363,465
Air Freight & Logistics 1.0%
FedEx Corp.	5,940	1,781,049
United Parcel Service, Inc., Class B	20,095	2,750,001
		4,531,050
Automobile Components 0.6%
Aptiv plc (a)	36,961	2,602,794
Automobiles 0.8%
Tesla, Inc. (a)	17,337	3,430,646
Banks 3.3%
Bank of America Corp.	104,759	4,166,265
JPMorgan Chase & Co.	36,275	7,336,982
Regions Financial Corp.	169,673	3,400,247
		14,903,494
Beverages 1.1%
PepsiCo, Inc.	29,145	4,806,885
Biotechnology 2.2%
AbbVie, Inc.	32,604	5,592,238
Amgen, Inc.	7,113	2,222,457
Vertex Pharmaceuticals, Inc. (a)	4,166	1,952,687
		9,767,382
Broadline Retail 3.6%
Amazon.com, Inc. (a)	82,949	16,029,894
Building Products 1.3%
Johnson Controls International plc	63,233	4,203,097
Masco Corp.	28,207	1,880,561
		6,083,658
Capital Markets 3.9%
Ameriprise Financial, Inc.	6,198	2,647,724
BlackRock, Inc.	3,924	3,089,444
Intercontinental Exchange, Inc.	13,692	1,874,298
Morgan Stanley	56,539	5,495,025
S&P Global, Inc.	10,123	4,514,858
		17,621,349
Chemicals 1.8%
Ecolab, Inc.	13,079	3,112,802
	Shares	Value

Chemicals (continued)
Linde plc	10,913	$ 4,788,734
		7,901,536
Communications Equipment 0.7%
Cisco Systems, Inc.	68,877	3,272,346
Consumer Finance 0.6%
American Express Co.	12,058	2,792,030
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	4,143	3,521,509
Sysco Corp.	48,257	3,445,067
Target Corp.	24,459	3,620,910
		10,587,486
Containers & Packaging 0.5%
Ball Corp.	34,975	2,099,199
Distributors 0.5%
LKQ Corp.	49,589	2,062,407
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	111,048	4,579,620
Electric Utilities 1.4%
NextEra Energy, Inc.	92,252	6,532,364
Electrical Equipment 0.9%
Eaton Corp. plc	13,201	4,139,174
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	11,385	2,548,418
Keysight Technologies, Inc. (a)	13,240	1,810,570
		4,358,988
Energy Equipment & Services 1.1%
Schlumberger NV	105,134	4,960,222
Entertainment 0.5%
Liberty Media Corp.-Liberty Formula One, Class C (a)	7,811	561,142
Walt Disney Co. (The)	18,116	1,798,738
		2,359,880
Financial Services 2.5%
Block, Inc. (a)	10,935	705,198

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Financial Services (continued)
Mastercard, Inc., Class A	8,297	$ 3,660,305
Visa, Inc., Class A (b)	26,824	7,040,495
		11,405,998
Food Products 0.6%
Mondelez International, Inc., Class A	40,374	2,642,075
Ground Transportation 1.5%
Saia, Inc. (a)	1,661	787,796
Uber Technologies, Inc. (a)	34,167	2,483,258
Union Pacific Corp.	16,078	3,637,808
		6,908,862
Health Care Equipment & Supplies 1.2%
Dexcom, Inc. (a)	13,444	1,524,281
IDEXX Laboratories, Inc. (a)	2,010	979,272
Intuitive Surgical, Inc. (a)	6,521	2,900,867
		5,404,420
Health Care Providers & Services 2.6%
Cigna Group (The)	11,876	3,925,849
UnitedHealth Group, Inc.	15,627	7,958,206
		11,884,055
Hotels, Restaurants & Leisure 0.5%
Airbnb, Inc., Class A (a)	6,561	994,844
Chipotle Mexican Grill, Inc. (a)	21,100	1,321,915
		2,316,759
Household Products 1.1%
Colgate-Palmolive Co.	13,599	1,319,647
Procter & Gamble Co. (The)	21,965	3,622,468
		4,942,115
Industrial Conglomerates 0.7%
Honeywell International, Inc.	15,037	3,211,001
Industrial REITs 1.3%
Prologis, Inc.	53,533	6,012,291
Insurance 2.2%
Marsh & McLennan Cos., Inc.	12,834	2,704,381
MetLife, Inc.	30,491	2,140,163
Progressive Corp. (The)	13,927	2,892,777
Prudential Financial, Inc.	18,939	2,219,461
		9,956,782
	Shares	Value

Interactive Media & Services 6.9%
Alphabet, Inc., Class A	111,316	$ 20,276,209
Meta Platforms, Inc., Class A	21,263	10,721,230
		30,997,439
IT Services 1.8%
Accenture plc, Class A	16,612	5,040,247
International Business Machines Corp.	16,990	2,938,420
		7,978,667
Leisure Products 0.2%
YETI Holdings, Inc. (a)	25,349	967,064
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc.	30,369	3,936,734
Danaher Corp.	21,025	5,253,096
Thermo Fisher Scientific, Inc.	6,389	3,533,117
		12,722,947
Machinery 2.4%
Cummins, Inc.	11,725	3,247,004
Deere & Co.	4,857	1,814,721
Parker-Hannifin Corp.	5,740	2,903,350
Xylem, Inc.	20,754	2,814,865
		10,779,940
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips	47,481	5,430,877
EOG Resources, Inc.	38,365	4,829,002
		10,259,879
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	26,577	1,103,743
Eli Lilly & Co.	5,201	4,708,881
Merck & Co., Inc.	35,043	4,338,324
Novo Nordisk A/S, Class B	25,367	3,623,832
Zoetis, Inc.	19,817	3,435,475
		17,210,255
Semiconductors & Semiconductor Equipment 11.6%
Advanced Micro Devices, Inc. (a)	36,311	5,890,007
Analog Devices, Inc.	20,462	4,670,656
Applied Materials, Inc.	19,542	4,611,717
ASML Holding NV	2,181	2,250,132
Broadcom, Inc.	2,095	3,363,585
NVIDIA Corp.	253,241	31,285,393
		52,071,490
Software 11.7%
Adobe, Inc. (a)	2,225	1,236,077
Cadence Design Systems, Inc. (a)	13,315	4,097,691

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP American Century Sustainable Equity Portfolio

	Shares	Value
Common Stocks (continued)
Software (continued)
Crowdstrike Holdings, Inc., Class A (a)	4,794	$ 1,837,013
Dynatrace, Inc. (a)	14,502	648,819
Microsoft Corp.	86,511	38,666,091
Salesforce, Inc.	9,436	2,425,996
ServiceNow, Inc. (a)	1,563	1,229,565
Workday, Inc., Class A (a)	10,527	2,353,416
		52,494,668
Specialized REITs 0.6%
Equinix, Inc.	3,533	2,673,068
Specialty Retail 3.3%
CarMax, Inc. (a)	17,898	1,312,639
Home Depot, Inc. (The)	19,164	6,597,016
TJX Cos., Inc. (The)	42,702	4,701,490
Tractor Supply Co.	8,609	2,324,430
		14,935,575
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	135,258	28,488,040
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	1,405	1,359,970
Total Common Stocks (Cost $347,843,114)		444,409,229
Exchange-Traded Fund 1.2%
iShares Core S&P 500 ETF	9,544	5,222,763
Total Exchange-Traded Fund (Cost $5,236,792)		5,222,763
	Shares	Value
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	1,228,694	$ 1,228,694
Total Short-Term Investment (Cost $1,228,694)		1,228,694
Total Investments (Cost $354,308,600)	100.1%	450,860,686
Other Assets, Less Liabilities	(0.1)	(312,854)
Net Assets	100.0%	$ 450,547,832

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $216,275. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $231,389. (See Note 2(J))
(c)	Current yield as of June 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 906	$ 26,475	$ (26,152)	$ —	$ —	$ 1,229	$ 20	$ —	1,229
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of June 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	481,762	EUR	446,500	Bank of America N.A.	9/27/24	$ 1,541
USD	481,543	EUR	446,500	Citibank N.A.	9/27/24	1,321
USD	482,049	EUR	446,500	Morgan Stanley & Co.	9/27/24	1,828
USD	481,760	EUR	446,500	UBS AG, Stamford Branch	9/27/24	1,538
Total Unrealized Appreciation						$ 6,228

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ETF—Exchange-Traded Fund
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 13,586,423	$ 3,623,832	$ —	$ 17,210,255
Semiconductors & Semiconductor Equipment	49,821,358	2,250,132	—	52,071,490
All Other Industries	375,127,484	—	—	375,127,484
Total Common Stocks	438,535,265	5,873,964	—	444,409,229
Exchange-Traded Fund	5,222,763	—	—	5,222,763
Short-Term Investment
Affiliated Investment Company	1,228,694	—	—	1,228,694
Total Investments in Securities	444,986,722	5,873,964	—	450,860,686
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	6,228	—	6,228
Total Investments in Securities and Other Financial Instruments	$ 444,986,722	$ 5,880,192	$ —	$ 450,866,914

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP American Century Sustainable Equity Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $353,079,906) including securities on loan of $216,275	$449,631,992
Investment in affiliated investment companies, at value (identified cost $1,228,694)	1,228,694
Cash denominated in foreign currencies (identified cost $15)	15
Receivables:
Dividends	213,593
Portfolio shares sold	60,603
Securities lending	43
Unrealized appreciation on foreign currency forward contracts	6,228
Other assets	5,612
Total assets	451,146,780
Liabilities
Due to custodian	141
Payables:
Portfolio shares redeemed	258,087
Manager (See Note 3)	232,768
Professional fees	39,814
NYLIFE Distributors (See Note 3)	36,122
Shareholder communication	20,552
Custodian	7,088
Trustees	23
Accrued expenses	4,353
Total liabilities	598,948
Net assets	$450,547,832
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$44,374
Additional paid-in-capital	328,019,855
328,064,229
Total distributable earnings (loss)	122,483,603
Net assets	$450,547,832
Initial Class
Net assets applicable to outstanding shares	$274,158,640
Shares of beneficial interest outstanding	26,940,190
Net asset value per share outstanding	$10.18
Service Class
Net assets applicable to outstanding shares	$176,389,192
Shares of beneficial interest outstanding	17,433,871
Net asset value per share outstanding	$10.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $5,010)	$3,140,852
Dividends-affiliated	20,381
Securities lending, net	998
Total income	3,162,231
Expenses
Manager (See Note 3)	1,413,733
Distribution/Service—Service Class (See Note 3)	220,091
Professional fees	39,859
Custodian	13,208
Shareholder communication	6,896
Trustees	5,433
Miscellaneous	7,340
Total expenses	1,706,560
Net investment income (loss)	1,455,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	11,220,990
Futures transactions	(10,425)
Foreign currency transactions	655
Foreign currency forward transactions	39,263
Net realized gain (loss)	11,250,483
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	45,529,624
Foreign currency forward contracts	16,273
Translation of other assets and liabilities in foreign currencies	(835)
Net change in unrealized appreciation (depreciation)	45,545,062
Net realized and unrealized gain (loss)	56,795,545
Net increase (decrease) in net assets resulting from operations	$58,251,216
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP American Century Sustainable Equity Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,455,671	$4,038,295
Net realized gain (loss)	11,250,483	9,772,291
Net change in unrealized appreciation (depreciation)	45,545,062	84,422,641
Net increase (decrease) in net assets resulting from operations	58,251,216	98,233,227
Distributions to shareholders:
Initial Class	—	(88,591,811)
Service Class	—	(57,869,790)
Total distributions to shareholders	—	(146,461,601)
Capital share transactions:
Net proceeds from sales of shares	14,608,658	12,120,830
Net asset value of shares issued to shareholders in reinvestment of distributions	—	146,461,601
Cost of shares redeemed	(56,771,412)	(130,462,666)
Increase (decrease) in net assets derived from capital share transactions	(42,162,754)	28,119,765
Net increase (decrease) in net assets	16,088,462	(20,108,609)
Net Assets
Beginning of period	434,459,370	454,567,979
End of period	$450,547,832	$434,459,370
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.94	$11.07	$13.93	$11.56	$12.89	$11.39
Net investment income (loss) (a)	0.04	0.11	0.13	0.21	0.25	0.29
Net realized and unrealized gain (loss)	1.20	2.14	(1.30)	2.71	(0.33)	2.58
Total from investment operations	1.24	2.25	(1.17)	2.92	(0.08)	2.87
Less distributions:
From net investment income	—	(0.17)	(0.23)	(0.34)	(0.40)	(0.31)
From net realized gain on investments	—	(4.21)	(1.46)	(0.21)	(0.85)	(1.06)
Total distributions	—	(4.38)	(1.69)	(0.55)	(1.25)	(1.37)
Net asset value at end of period	$10.18	$8.94	$11.07	$13.93	$11.56	$12.89
Total investment return (b)	13.87%(c)	24.39%	(7.70)%	25.49%	0.96%	26.36%(d)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%††	0.99%	1.03%	1.57%	2.32%	2.30%
Net expenses (e)	0.66%††	0.67%	0.70%	0.76%	0.76%	0.75%
Portfolio turnover rate	15%	28%	20%	18%	28%	16%
Net assets at end of period (in 000's)	$274,159	$260,344	$281,471	$324,378	$302,584	$464,120

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In 2019, the Portfolio’s total investment return includes impact of payments from affiliates due to trade communications error. Excluding these items, total return would have been 26.36%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP American Century Sustainable Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.90	$11.03	$13.87	$11.51	$12.83	$11.34
Net investment income (loss) (a)	0.02	0.08	0.10	0.17	0.22	0.26
Net realized and unrealized gain (loss)	1.20	2.13	(1.29)	2.71	(0.33)	2.56
Total from investment operations	1.22	2.21	(1.19)	2.88	(0.11)	2.82
Less distributions:
From net investment income	—	(0.13)	(0.19)	(0.31)	(0.36)	(0.27)
From net realized gain on investments	—	(4.21)	(1.46)	(0.21)	(0.85)	(1.06)
Total distributions	—	(4.34)	(1.65)	(0.52)	(1.21)	(1.33)
Net asset value at end of period	$10.12	$8.90	$11.03	$13.87	$11.51	$12.83
Total investment return (b)	13.71%(c)	24.08%	(7.93)%	25.18%	0.71%	26.04%(d)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%††	0.74%	0.79%	1.32%	2.05%	2.05%
Net expenses (e)	0.91%††	0.92%	0.95%	1.01%	1.01%	1.00%
Portfolio turnover rate	15%	28%	20%	18%	28%	16%
Net assets at end of period (in 000's)	$176,389	$174,115	$173,097	$229,010	$226,836	$262,717

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In 2019, the Portfolio’s total investment return includes impact of payments from affiliates due to trade communications error. Excluding these items, total return would have been 26.04%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP American Century Sustainable Equity Portfolio (formerly known as MainStay VP American Century Sustainable Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek a high level of dividend income and long-term capital growth primarily through investments in stocks.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

12	NYLI VP American Century Sustainable Equity Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
13

Notes to Financial Statements (Unaudited) (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment

14	NYLI VP American Century Sustainable Equity Portfolio

based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
15

Notes to Financial Statements (Unaudited) (continued)
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(L) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.

16	NYLI VP American Century Sustainable Equity Portfolio

(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into foreign currency forward contracts to hedge currency risk due its exposure in foreign securities.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Total
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	$6,228	$6,228
Total Fair Value	$6,228	$6,228
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Futures Transactions	$—	$(10,425)	$(10,425)
Forward Transactions	39,263	—	39,263
Total Net Realized Gain (Loss)	$39,263	$(10,425)	$28,838

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Total
Forward Contracts	$16,273	$16,273
Total Net Change in Unrealized Appreciation (Depreciation)	$16,273	$16,273

Average Notional Amount	Total
Forward Contracts Long (a)	$175,461
Forward Contracts Short	$(1,964,608)

(a)	Positions were open five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the
Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.  American Century Investment Management, Inc. ("American Century" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and American Century, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.63% up to $500 million; 0.61% from $500 million to $1 billion; and 0.585% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.63% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,413,733 and paid the Subadvisor fees in the amount of $493,685.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
17

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$355,629,990	$109,268,963	$(14,038,267)	$95,230,696
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$5,052,058
Long-Term Capital Gains	141,409,543
Total	$146,461,601
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $67,544 and $108,335, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	720,101	$6,531,928
Shares redeemed	(2,899,702)	(28,304,978)
Net increase (decrease)	(2,179,601)	$(21,773,050)
Year ended December 31, 2023:
Shares sold	193,775	$2,200,917
Shares issued to shareholders in reinvestment of distributions	10,919,197	88,591,811
Shares redeemed	(7,425,754)	(84,155,536)
Net increase (decrease)	3,687,218	$6,637,192

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	838,763	$8,076,730
Shares redeemed	(2,969,087)	(28,466,434)
Net increase (decrease)	(2,130,324)	$(20,389,704)
Year ended December 31, 2023:
Shares sold	943,390	$9,919,913
Shares issued to shareholders in reinvestment of distributions	7,161,393	57,869,790
Shares redeemed	(4,237,815)	(46,307,130)
Net increase (decrease)	3,866,968	$21,482,573

18	NYLI VP American Century Sustainable Equity Portfolio

Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
20

NYLI VP Balanced Portfolio
(formerly known as MainStay VP Balanced Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 32.2%
Asset-Backed Securities 1.0%
Other Asset-Backed Securities 1.0%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.304% (3 Month SOFR + 1.98%), due 4/25/36 (Jersey, C.I.) (a)(b)	$ 600,000	$ 604,474
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (Cayman Islands) (a)(b)	500,000	505,260
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.424% (3 Month SOFR + 2.10%), due 4/25/36 (Jersey, C.I.) (a)(b)	600,000	603,903
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.99% (3 Month SOFR + 1.662%), due 10/15/30 (Cayman Islands) (a)(b)	800,000	801,112
Invesco US CLO Ltd.
Series 2024-3A, Class A
6.829% (3 Month SOFR + 1.51%), due 7/20/37 (Jersey, C.I.) (a)(b)	444,444	444,382
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.832% (3 Month SOFR + 1.55%), due 7/20/36 (Jersey, C.I.) (a)(b)	500,000	500,000
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	240,094	209,338
		3,668,469
Total Asset-Backed Securities (Cost $3,681,718)		3,668,469
Corporate Bonds 13.7%
Aerospace & Defense 0.3%
BAE Systems plc
5.125%, due 3/26/29 (United Kingdom) (a)	670,000	667,016
Boeing Co. (The)
5.15%, due 5/1/30	230,000	220,866
5.805%, due 5/1/50	95,000	85,614
	Principal Amount	Value

Aerospace & Defense (continued)
HEICO Corp.
5.35%, due 8/1/33	$ 170,000	$ 168,476
		1,141,972
Auto Manufacturers 0.5%
Ford Motor Co.
3.25%, due 2/12/32 (c)	175,000	144,626
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	355,000	345,530
General Motors Financial Co., Inc.
6.05%, due 10/10/25	505,000	506,821
Hyundai Capital America
5.68%, due 6/26/28 (a)	460,000	464,862
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (Germany) (a)	230,000	228,701
		1,690,540
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	260,000	225,427
Banks 5.0%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (Netherlands) (a)(b)	315,000	319,161
Bank of America Corp. (d)
1.734%, due 7/22/27	845,000	783,252
2.087%, due 6/14/29	675,000	598,822
5.202%, due 4/25/29	530,000	529,160
5.468%, due 1/23/35	155,000	154,843
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	140,000	150,990
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (United Kingdom) (b)	325,000	342,427
Citigroup, Inc. (d)
2.014%, due 1/25/26	733,000	717,268
5.61%, due 9/29/26	885,000	884,509
6.174%, due 5/25/34	325,000	330,522
Citizens Bank NA
6.064%, due 10/24/25 (d)	320,000	319,823
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	210,000	217,066

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (Denmark) (a)(b)	$ 690,000	$ 691,858
Deutsche Bank AG
7.079%, due 2/10/34 (Germany) (d)	210,000	213,793
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	710,000	710,245
6.484%, due 10/24/29 (d)	275,000	287,112
HSBC Holdings plc (United Kingdom) (d)
6.547%, due 6/20/34	260,000	268,533
7.39%, due 11/3/28	395,000	417,718
JPMorgan Chase & Co. (d)
2.005%, due 3/13/26	150,000	146,116
5.012%, due 1/23/30	475,000	471,357
5.04%, due 1/23/28	490,000	487,348
5.546%, due 12/15/25	595,000	594,392
5.571%, due 4/22/28	235,000	236,903
5.581%, due 4/22/30	470,000	477,445
Mitsubishi UFJ Financial Group, Inc.
5.426% (1 Year Treasury Constant Maturity Rate + 1.00%), due 4/17/35 (Japan) (b)	200,000	199,181
Morgan Stanley (d)
4.679%, due 7/17/26	1,150,000	1,138,730
5.173%, due 1/16/30	125,000	124,690
5.656%, due 4/18/30	245,000	249,149
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	336,936
4.952%, due 1/14/28 (d)	250,000	248,117
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	300,000	299,314
PNC Financial Services Group, Inc. (The) (d)
5.812%, due 6/12/26	330,000	330,328
6.615%, due 10/20/27	430,000	440,445
6.875%, due 10/20/34	60,000	65,392
Royal Bank of Canada
5.66%, due 10/25/24 (Canada)	625,000	624,804
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	244,637
Truist Financial Corp.
5.122%, due 1/26/34 (d)	130,000	124,510
U.S. Bancorp (d)
4.653%, due 2/1/29	135,000	132,096
	Principal Amount	Value

Banks (continued)
U.S. Bancorp (d) (continued)
6.787%, due 10/26/27	$ 305,000	$ 314,031
UBS AG
7.95%, due 1/9/25 (Switzerland)	805,000	813,455
UBS Group AG (Switzerland) (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	264,474
6.442%, due 8/11/28 (d)	440,000	451,127
Wells Fargo & Co. (d)
5.198%, due 1/23/30	690,000	687,103
5.499%, due 1/23/35	300,000	298,948
		17,738,130
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	270,000	260,671
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	100,000	99,800
		360,471
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	250,000	249,963
Chemicals 0.1%
Celanese US Holdings LLC
6.33%, due 7/15/29	335,000	344,545
6.55%, due 11/15/30 (c)	185,000	193,324
		537,869
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	325,000	301,002
Computers 0.0% ‡
Dell International LLC
5.40%, due 4/15/34	105,000	103,896
Diversified Financial Services 0.5%
American Express Co.
6.489%, due 10/30/31 (d)	305,000	325,151
Ares Management Corp.
6.375%, due 11/10/28	335,000	348,923
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	500,000	510,045

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	$ 370,000	$ 384,814
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	90,000	87,013
		1,655,946
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	45,000	42,356
American Electric Power Co., Inc.
5.625%, due 3/1/33	175,000	174,355
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	35,000	32,346
Arizona Public Service Co.
5.55%, due 8/1/33	330,000	327,164
Commonwealth Edison Co.
3.10%, due 11/1/24	250,000	248,723
Duke Energy Carolinas LLC
4.95%, due 1/15/33	170,000	167,089
Duke Energy Corp.
2.45%, due 6/1/30	195,000	167,433
4.50%, due 8/15/32	130,000	121,557
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	59,478
Enel Finance America LLC
7.10%, due 10/14/27 (Italy) (a)	200,000	210,033
Entergy Arkansas LLC
5.15%, due 1/15/33	180,000	178,069
Florida Power & Light Co.
5.05%, due 4/1/28	520,000	521,910
Georgia Power Co.
4.65%, due 5/16/28	605,000	595,654
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	260,000	260,569
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	230,000	230,440
Pacific Gas and Electric Co.
5.45%, due 6/15/27	320,000	320,163
6.10%, due 1/15/29	190,000	194,459
6.15%, due 1/15/33	365,000	370,795
6.40%, due 6/15/33	90,000	92,952
PECO Energy Co.
4.90%, due 6/15/33	245,000	239,969
Southern California Edison Co.
5.30%, due 3/1/28	310,000	310,548
	Principal Amount	Value

Electric (continued)
Southern California Edison Co. (continued)
5.95%, due 11/1/32	$ 145,000	$ 149,840
Southern Co. (The)
5.15%, due 10/6/25	190,000	189,130
5.70%, due 10/15/32	90,000	91,795
Xcel Energy, Inc.
5.50%, due 3/15/34	230,000	226,581
		5,523,408
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	192,000	177,311
Environmental Control 0.3%
Waste Connections, Inc.
2.60%, due 2/1/30	380,000	334,682
Waste Management, Inc.
4.95%, due 7/3/31	570,000	565,393
		900,075
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	98,028
Tyson Foods, Inc.
5.40%, due 3/15/29	420,000	420,549
		518,577
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	420,000	342,578
Southwest Gas Corp.
5.45%, due 3/23/28	180,000	181,362
		523,940
Healthcare-Products 0.3%
Baxter International, Inc.
3.95%, due 4/1/30	480,000	447,617
Solventum Corp.
5.45%, due 2/25/27 (a)	480,000	479,532
		927,149
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	420,000	369,963
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	511,000	467,080
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Insurance 0.4%
Corebridge Global Funding (a)
5.20%, due 1/12/29	$ 430,000	$ 427,986
5.20%, due 6/24/29	275,000	273,954
RGA Global Funding
6.00%, due 11/21/28 (a)	555,000	571,586
		1,273,526
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31 (c)	355,000	299,077
Meta Platforms, Inc.
3.85%, due 8/15/32	365,000	339,323
		638,400
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	350,000	353,371
Media 0.1%
Paramount Global
4.20%, due 5/19/32	490,000	400,224
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34 (a)	155,000	154,757
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	169,000	151,464
Oil & Gas 0.2%
Coterra Energy, Inc.
5.60%, due 3/15/34	155,000	154,587
Phillips 66 Co.
3.15%, due 12/15/29	455,000	411,708
		566,295
Packaging & Containers 0.1%
Berry Global, Inc.
5.65%, due 1/15/34 (a)	240,000	234,410
Pharmaceuticals 0.5%
AbbVie, Inc.
2.95%, due 11/21/26	190,000	181,117
5.05%, due 3/15/34	305,000	304,108
	Principal Amount	Value

Pharmaceuticals (continued)
Cigna Group (The)
5.25%, due 2/15/34	$ 155,000	$ 152,859
CVS Health Corp.
3.75%, due 4/1/30	140,000	128,838
5.30%, due 6/1/33	55,000	53,749
5.40%, due 6/1/29	550,000	550,728
Merck & Co., Inc.
2.15%, due 12/10/31	385,000	320,060
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	175,000	170,506
		1,861,965
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	215,000	219,613
Energy Transfer LP
3.75%, due 5/15/30	150,000	137,986
5.75%, due 2/15/33 (c)	165,000	166,699
Enterprise Products Operating LLC
4.85%, due 1/31/34 (c)	330,000	320,463
MPLX LP
5.50%, due 6/1/34	305,000	300,366
Targa Resources Partners LP
5.50%, due 3/1/30	595,000	591,346
		1,736,473
Real Estate Investment Trusts 0.6%
American Tower Corp.
2.10%, due 6/15/30	515,000	431,499
AvalonBay Communities, Inc.
5.35%, due 6/1/34	225,000	225,137
CubeSmart LP
2.25%, due 12/15/28	290,000	255,350
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	250,000	220,918
5.70%, due 7/1/34	230,000	226,037
Simon Property Group LP
1.75%, due 2/1/28 (c)	375,000	334,070
Sun Communities Operating LP
2.70%, due 7/15/31	345,000	284,946
		1,977,957
Retail 0.3%
AutoZone, Inc.
5.20%, due 8/1/33	330,000	324,817
Home Depot, Inc. (The)
1.875%, due 9/15/31	310,000	252,385

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Lowe's Cos., Inc.
4.80%, due 4/1/26	$ 245,000	$ 242,933
5.00%, due 4/15/33 (c)	170,000	167,383
5.15%, due 7/1/33	85,000	84,579
		1,072,097
Semiconductors 0.3%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	315,000	265,265
Intel Corp.
5.125%, due 2/10/30	235,000	235,983
5.15%, due 2/21/34	155,000	153,066
QUALCOMM, Inc.
2.15%, due 5/20/30	410,000	354,935
		1,009,249
Software 0.3%
Fiserv, Inc.
5.35%, due 3/15/31	405,000	404,768
Microsoft Corp.
2.525%, due 6/1/50	180,000	113,655
Oracle Corp.
4.30%, due 7/8/34	250,000	227,677
4.50%, due 5/6/28	180,000	176,763
6.15%, due 11/9/29	160,000	167,345
		1,090,208
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	60,000	48,672
4.35%, due 3/1/29	775,000	751,115
T-Mobile USA, Inc.
2.625%, due 4/15/26 (c)	545,000	518,325
2.625%, due 2/15/29	130,000	116,438
5.75%, due 1/15/34	320,000	328,973
Verizon Communications, Inc.
2.10%, due 3/22/28	300,000	269,799
3.376%, due 2/15/25	6,000	5,917
4.016%, due 12/3/29	2,000	1,890
		2,041,129
Transportation 0.1%
Norfolk Southern Corp.
3.00%, due 3/15/32	200,000	172,290
Union Pacific Corp.
2.80%, due 2/14/32	200,000	172,559
	Principal Amount	Value

Transportation (continued)
United Parcel Service, Inc.
4.45%, due 4/1/30	$ 180,000	$ 176,346
		521,195
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	190,000	190,458
6.05%, due 8/1/28	130,000	133,144
		323,602
Total Corporate Bonds (Cost $48,959,655)		48,819,041
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)(c)	295,000	297,578
Total Foreign Government Bond (Cost $294,595)		297,578
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	437,193
Whole Loan (Collateralized Mortgage Obligation) 0.2%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	458,938	460,781
Total Mortgage-Backed Securities (Cost $972,582)		897,974
U.S. Government & Federal Agencies 17.1%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.625%, due 5/15/44 (c)	200,000	199,625
4.625%, due 5/15/54	200,000	202,781
		402,406
United States Treasury Notes 17.0%
U.S. Treasury Notes
3.25%, due 8/31/24	5,700,000	5,678,254
4.25%, due 6/30/29	6,210,000	6,184,287
4.375%, due 5/15/34	2,250,000	2,250,703
4.625%, due 6/30/26	19,400,000	19,365,140
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
4.625%, due 6/15/27	$ 15,650,000	$ 15,695,238
4.625%, due 5/31/31	11,322,500	11,506,491
		60,680,113
Total U.S. Government & Federal Agencies (Cost $61,025,758)		61,082,519
Total Long-Term Bonds (Cost $114,934,308)		114,765,581

	Shares

Common Stocks 56.1%
Aerospace & Defense 1.7%
General Dynamics Corp.	9,262	2,687,277
L3Harris Technologies, Inc.	14,566	3,271,232
		5,958,509
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	26,374	3,609,282
Automobile Components 0.8%
Gentex Corp.	85,368	2,877,755
Banks 4.2%
JPMorgan Chase & Co.	39,345	7,957,920
M&T Bank Corp.	25,491	3,858,318
PNC Financial Services Group, Inc. (The)	20,099	3,124,992
		14,941,230
Beverages 1.4%
Keurig Dr Pepper, Inc.	85,080	2,841,672
Pernod Ricard SA, Sponsored ADR (France)	74,861	2,028,733
		4,870,405
Biotechnology 0.8%
Gilead Sciences, Inc.	44,150	3,029,131
Building Products 1.5%
Fortune Brands Innovations, Inc.	29,682	1,927,549
Johnson Controls International plc	50,717	3,371,159
		5,298,708
	Shares	Value

Capital Markets 5.0%
Ares Management Corp.	20,065	$ 2,674,263
Intercontinental Exchange, Inc.	19,834	2,715,076
KKR & Co., Inc.	23,120	2,433,149
LPL Financial Holdings, Inc.	8,054	2,249,482
Morgan Stanley	33,361	3,242,356
Nasdaq, Inc.	16,768	1,010,440
Raymond James Financial, Inc.	27,595	3,411,018
		17,735,784
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	66,839	2,283,889
Communications Equipment 2.1%
Cisco Systems, Inc.	101,319	4,813,666
F5, Inc. (f)	15,713	2,706,250
		7,519,916
Consumer Staples Distribution & Retail 0.6%
U.S. Foods Holding Corp. (f)	38,735	2,052,180
Distributors 0.7%
LKQ Corp.	56,475	2,348,795
Diversified Consumer Services 0.8%
H&R Block, Inc.	53,358	2,893,604
Electrical Equipment 0.9%
Emerson Electric Co.	28,465	3,135,704
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	95,700	3,717,945
Entertainment 0.9%
Electronic Arts, Inc.	22,088	3,077,521
Food Products 0.6%
Archer-Daniels-Midland Co.	35,953	2,173,359
Gas Utilities 0.8%
Atmos Energy Corp.	23,969	2,795,984
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	40,479	2,020,712

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp. (f)	40,933	$ 3,152,250
Health Care Providers & Services 4.1%
Centene Corp. (f)	46,389	3,075,591
Elevance Health, Inc.	8,193	4,439,459
UnitedHealth Group, Inc.	14,250	7,256,955
		14,772,005
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	107,465	1,932,221
Hotels, Restaurants & Leisure 1.2%
Starbucks Corp.	27,709	2,157,146
Wyndham Hotels & Resorts, Inc.	29,194	2,160,356
		4,317,502
Household Durables 0.6%
Lennar Corp., Class A	13,858	2,076,898
Industrial Conglomerates 0.7%
3M Co.	24,673	2,521,334
Insurance 2.7%
American International Group, Inc.	47,819	3,550,083
Everest Group Ltd.	6,060	2,308,981
MetLife, Inc.	51,663	3,626,226
		9,485,290
Interactive Media & Services 0.5%
Alphabet, Inc., Class C	10,773	1,975,984
IT Services 0.7%
Amdocs Ltd.	32,151	2,537,357
Machinery 0.6%
Middleby Corp. (The) (f)	17,407	2,134,272
Media 0.7%
Omnicom Group, Inc.	29,200	2,619,240
Multi-Utilities 0.9%
Sempra	42,031	3,196,878
	Shares	Value

Oil, Gas & Consumable Fuels 5.0%
Antero Resources Corp. (f)	64,460	$ 2,103,330
ConocoPhillips	29,243	3,344,814
Coterra Energy, Inc.	81,434	2,171,845
EOG Resources, Inc.	22,261	2,801,992
Hess Corp.	13,678	2,017,779
Phillips 66	22,368	3,157,690
Targa Resources Corp.	17,128	2,205,744
		17,803,194
Personal Care Products 1.4%
Kenvue, Inc.	121,109	2,201,762
Unilever plc, Sponsored ADR (United Kingdom)	49,343	2,713,371
		4,915,133
Pharmaceuticals 5.1%
AstraZeneca plc, Sponsored ADR (United Kingdom)	35,333	2,755,620
Johnson & Johnson	38,892	5,684,455
Merck & Co., Inc.	23,996	2,970,705
Pfizer, Inc.	160,831	4,500,051
Roche Holding AG	8,240	2,286,719
		18,197,550
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (f)	27,198	2,423,614
Semiconductors & Semiconductor Equipment 1.5%
NXP Semiconductors NV (China)	12,563	3,380,578
QUALCOMM, Inc.	10,862	2,163,493
		5,544,071
Software 0.7%
Adobe, Inc. (f)	4,648	2,582,150
Specialized REITs 1.6%
Crown Castle, Inc.	29,611	2,892,995
Gaming and Leisure Properties, Inc.	60,754	2,746,688
		5,639,683
Total Common Stocks (Cost $172,955,445)		200,167,039
Exchange-Traded Funds 9.8%
iShares Intermediate Government/Credit Bond ETF (c)	90,046	9,340,472
iShares Russell 1000 Value ETF	71,711	12,511,418
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Exchange-Traded Funds (continued)
Vanguard Intermediate-Term Treasury ETF (c)	96,667	$ 5,628,919
Vanguard Russell 1000 Value (c)	97,602	7,473,385
Total Exchange-Traded Funds (Cost $32,497,710)		34,954,194
Short-Term Investments 3.6%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 5.187% (g)	1,792,641	1,792,641
Unaffiliated Investment Company 3.1%
Invesco Government & Agency Portfolio, 5.316% (g)(h)	11,081,788	11,081,788
Total Short-Term Investments (Cost $12,874,429)		12,874,429
Total Investments (Cost $333,261,892)	101.7%	362,761,243
Other Assets, Less Liabilities	(1.7)	(6,118,936)
Net Assets	100.0%	$ 356,642,307

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(c)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $12,530,446; the total market value of collateral held by the Portfolio was $12,875,759. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,793,971. The Portfolio received cash collateral with a value of $11,081,788. (See Note 2(I))
(d)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(e)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
(f)	Non-income producing security.
(g)	Current yield as of June 30, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Balanced Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,725	$ 20,183	$ (20,115)	$ —	$ —	$ 1,793	$ 51	$ —	1,793
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	99	September 2024	$ 10,483,735	$ 10,551,234	$ 67,499
U.S. Treasury 10 Year Notes	3	September 2024	326,443	329,953	3,510
U.S. Treasury 10 Year Ultra Bonds	5	September 2024	567,743	567,656	(87)
Total Long Contracts					70,922
Short Contracts
U.S. Treasury 2 Year Notes	(6)	September 2024	(1,221,959)	(1,225,312)	(3,353)
U.S. Treasury Long Bonds	(2)	September 2024	(233,777)	(236,625)	(2,848)
U.S. Treasury Ultra Bonds	(3)	September 2024	(371,900)	(376,031)	(4,131)
Total Short Contracts					(10,332)
Net Unrealized Appreciation					$ 60,590

1.	As of June 30, 2024, cash in the amount of $132,315 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,668,469	$ —	$ 3,668,469
Corporate Bonds	—	48,819,041	—	48,819,041
Foreign Government Bond	—	297,578	—	297,578
Mortgage-Backed Securities	—	897,974	—	897,974
U.S. Government & Federal Agencies	—	61,082,519	—	61,082,519
Total Long-Term Bonds	—	114,765,581	—	114,765,581
Common Stocks
Pharmaceuticals	15,910,831	2,286,719	—	18,197,550
All Other Industries	181,969,489	—	—	181,969,489
Total Common Stocks	197,880,320	2,286,719	—	200,167,039
Exchange-Traded Funds	34,954,194	—	—	34,954,194
Short-Term Investments
Affiliated Investment Company	1,792,641	—	—	1,792,641
Unaffiliated Investment Company	11,081,788	—	—	11,081,788
Total Short-Term Investments	12,874,429	—	—	12,874,429
Total Investments in Securities	245,708,943	117,052,300	—	362,761,243
Other Financial Instruments
Futures Contracts (b)	71,009	—	—	71,009
Total Investments in Securities and Other Financial Instruments	$ 245,779,952	$ 117,052,300	$ —	$ 362,832,252
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (10,419)	$ —	$ —	$ (10,419)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $331,469,251) including securities on loan of $12,530,446	$360,968,602
Investment in affiliated investment companies, at value (identified cost $1,792,641)	1,792,641
Cash	29,693,224
Cash collateral on deposit at broker for futures contracts	132,315
Receivables:
Investment securities sold	3,871,008
Dividends and interest	1,133,267
Portfolio shares sold	312,896
Securities lending	4,052
Other assets	3,172
Total assets	397,911,177
Liabilities
Cash collateral received for securities on loan	11,081,788
Payables:
Investment securities purchased	29,598,939
Portfolio shares redeemed	259,757
Manager (See Note 3)	190,209
NYLIFE Distributors (See Note 3)	68,968
Professional fees	28,603
Variation margin on futures contracts	19,684
Shareholder communication	10,492
Custodian	10,224
Trustees	78
Accrued expenses	128
Total liabilities	41,268,870
Net assets	$356,642,307
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,313
Additional paid-in-capital	320,873,757
320,900,070
Total distributable earnings (loss)	35,742,237
Net assets	$356,642,307
Initial Class
Net assets applicable to outstanding shares	$20,551,850
Shares of beneficial interest outstanding	1,494,643
Net asset value per share outstanding	$13.75
Service Class
Net assets applicable to outstanding shares	$336,090,457
Shares of beneficial interest outstanding	24,818,685
Net asset value per share outstanding	$13.54

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $12,957)	$2,891,771
Interest	2,850,455
Dividends-affiliated	50,995
Securities lending, net	27,736
Total income	5,820,957
Expenses
Manager (See Note 3)	1,164,594
Distribution/Service—Service Class (See Note 3)	421,960
Professional fees	43,970
Custodian	16,746
Shareholder communication	5,496
Trustees	4,448
Miscellaneous	7,601
Total expenses	1,664,815
Net investment income (loss)	4,156,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	4,896,330
Futures transactions	(223,497)
Foreign currency transactions	(179)
Net realized gain (loss)	4,672,654
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	910,682
Futures contracts	(60,555)
Translation of other assets and liabilities in foreign currencies	(2,369)
Net change in unrealized appreciation (depreciation)	847,758
Net realized and unrealized gain (loss)	5,520,412
Net increase (decrease) in net assets resulting from operations	$9,676,554
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Balanced Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,156,142	$8,462,427
Net realized gain (loss)	4,672,654	1,047,595
Net change in unrealized appreciation (depreciation)	847,758	15,962,026
Net increase (decrease) in net assets resulting from operations	9,676,554	25,472,048
Distributions to shareholders:
Initial Class	—	(395,078)
Service Class	—	(5,733,941)
Total distributions to shareholders	—	(6,129,019)
Capital share transactions:
Net proceeds from sales of shares	18,076,914	36,006,032
Net asset value of shares issued to shareholders in reinvestment of distributions	—	6,129,019
Cost of shares redeemed	(36,421,687)	(85,020,318)
Increase (decrease) in net assets derived from capital share transactions	(18,344,773)	(42,885,267)
Net increase (decrease) in net assets	(8,668,219)	(23,542,238)
Net Assets
Beginning of period	365,310,526	388,852,764
End of period	$356,642,307	$365,310,526
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$13.37	$12.68	$16.85	$14.83	$14.59	$13.23
Net investment income (loss) (a)	0.17	0.32	0.26	0.18	0.21	0.25
Net realized and unrealized gain (loss)	0.21	0.62	(1.38)	2.36	0.88	1.93
Total from investment operations	0.38	0.94	(1.12)	2.54	1.09	2.18
Less distributions:
From net investment income	—	(0.25)	(0.17)	(0.22)	(0.30)	(0.29)
From net realized gain on investments	—	—	(2.88)	(0.30)	(0.55)	(0.53)
Total distributions	—	(0.25)	(3.05)	(0.52)	(0.85)	(0.82)
Net asset value at end of period	$13.75	$13.37	$12.68	$16.85	$14.83	$14.59
Total investment return (b)	2.84%(c)	7.55%	(5.74)%	17.29%	7.90%	16.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.55%††	2.51%	1.73%	1.11%	1.52%	1.75%
Net expenses (d)	0.69%††	0.69%	0.70%	0.72%	0.76%	0.76%
Portfolio turnover rate	135%	279%	306%	195%	218%	186%
Net assets at end of period (in 000's)	$20,552	$21,527	$20,643	$22,345	$18,533	$18,653

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$13.18	$12.50	$16.66	$14.67	$14.43	$13.09
Net investment income (loss) (a)	0.15	0.29	0.22	0.14	0.17	0.21
Net realized and unrealized gain (loss)	0.21	0.60	(1.37)	2.34	0.88	1.91
Total from investment operations	0.36	0.89	(1.15)	2.48	1.05	2.12
Less distributions:
From net investment income	—	(0.21)	(0.13)	(0.19)	(0.26)	(0.25)
From net realized gain on investments	—	—	(2.88)	(0.30)	(0.55)	(0.53)
Total distributions	—	(0.21)	(3.01)	(0.49)	(0.81)	(0.78)
Net asset value at end of period	$13.54	$13.18	$12.50	$16.66	$14.67	$14.43
Total investment return (b)	2.73%(c)	7.28%	(5.97)%	17.00%	7.63%	16.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.31%††	2.26%	1.49%	0.86%	1.27%	1.50%
Net expenses (d)	0.94%††	0.94%	0.95%	0.97%	1.01%	1.01%
Portfolio turnover rate	135%	279%	306%	195%	218%	186%
Net assets at end of period (in 000's)	$336,090	$343,784	$368,209	$392,240	$335,032	$375,050

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Balanced Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Balanced Portfolio (formerly known as MainStay VP Balanced Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

17

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

18	NYLI VP Balanced Portfolio

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of
19

Notes to Financial Statements (Unaudited) (continued)
shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at

20	NYLI VP Balanced Portfolio

year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$71,009	$71,009
Total Fair Value	$71,009	$71,009

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(10,419)	$(10,419)
Total Fair Value	$(10,419)	$(10,419)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(223,497)	$(223,497)
Total Net Realized Gain (Loss)	$(223,497)	$(223,497)

21

Notes to Financial Statements (Unaudited) (continued)
Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(60,555)	$(60,555)
Total Net Change in Unrealized Appreciation (Depreciation)	$(60,555)	$(60,555)

Average Notional Amount	Total
Futures Contracts Long	$12,308,438
Futures Contracts Short	$(1,539,888)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.65% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,164,594 and paid Wellington and NYL Investors fees in the amount of $278,728 and $191,949, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$335,993,867	$33,901,778	$(7,134,402)	$26,767,376
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $8,190,867, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,237	$2,954

22	NYLI VP Balanced Portfolio

During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$6,129,019
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $396,027 and $403,351, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $69,583 and $76,117, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	44,233	$597,086
Shares redeemed	(159,564)	(2,160,650)
Net increase (decrease)	(115,331)	$(1,563,564)
Year ended December 31, 2023:
Shares sold	106,155	$1,368,105
Shares issued to shareholders in reinvestment of distributions	31,674	395,078
Shares redeemed	(155,604)	(1,992,822)
Net increase (decrease)	(17,775)	$(229,639)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,310,277	$17,479,828
Shares redeemed	(2,566,259)	(34,261,037)
Net increase (decrease)	(1,255,982)	$(16,781,209)
Year ended December 31, 2023:
Shares sold	2,737,109	$34,637,927
Shares issued to shareholders in reinvestment of distributions	465,935	5,733,941
Shares redeemed	(6,574,265)	(83,027,496)
Net increase (decrease)	(3,371,221)	$(42,655,628)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
23

Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI VP Balanced Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
25

NYLI VP Bond Portfolio
(formerly known as MainStay VP Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.0%
Asset-Backed Securities 8.7%
Automobile Asset-Backed Security 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-8A, Class A
6.02%, due 2/20/30 (a)	$ 3,000,000	$ 3,073,278
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (b)	5,326	5,297
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
5.552%, due 10/25/30 (b)	392,089	195,352
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (b)	760,888	219,666
		420,315
Other Asset-Backed Securities 8.1%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
7.383% (3 Month SOFR + 2.05%), due 4/21/37 (a)(c)	2,250,000	2,259,324
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	2,200,000	2,218,891
Barings CLO Ltd.
Series 2024-1A, Class B
7.369% (3 Month SOFR + 2.10%), due 1/20/37 (a)(c)	1,000,000	1,010,521
Barings Loan Partners CLO Ltd. 3
Series LP-3A, Class BR
7.425% (3 Month SOFR + 2.10%), due 7/20/33 (a)(c)	2,250,000	2,252,324
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class BR
6.925% (3 Month SOFR + 1.60%), due 1/15/33 (a)(c)	2,000,000	1,999,228
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (a)	1,748,177	1,691,381
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (a)	1,945,000	1,582,937
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (a)	1,733,594	1,748,994
	Principal Amount	Value

Other Asset-Backed Securities (continued)
CMFT Net Lease Master Issuer LLC
Series 2021-1, Class A1
2.09%, due 7/20/51 (a)	$ 1,915,410	$ 1,656,480
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	2,500,000	2,510,616
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (a)	2,750,000	2,590,027
Frontier Issuer LLC
Series 2024-1, Class A2
6.19%, due 6/20/54 (a)	2,000,000	1,999,624
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.832% (3 Month SOFR + 1.55%), due 7/20/36 (a)(c)	2,000,000	2,000,000
Onemain Financial Issuance Trust
Series 2024-1A, Class C
6.42%, due 5/14/41 (a)	1,500,000	1,536,201
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
7.725% (3 Month SOFR + 2.40%), due 10/20/35 (a)(c)	2,500,000	2,528,303
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	2,108,220	1,981,079
Subway Funding LLC
Series 2024-1A, Class A2II
6.268%, due 7/30/54 (a)	2,000,000	2,026,354
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	2,376,944	2,297,981
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	3,200,000	3,125,267
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A
7.275% (3 Month SOFR + 1.95%), due 7/21/35 (a)(c)	2,750,000	2,753,542
Voya CLO Ltd.
Series 2022-4A, Class BR
7.275% (3 Month SOFR + 1.95%), due 4/20/37 (a)(c)	2,000,000	2,008,374

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Ziply Fiber Issuer LLC
Series 2024-1A, Class A2
6.64%, due 4/20/54 (a)	$ 2,400,000	$ 2,437,800
		46,215,248
Total Asset-Backed Securities (Cost $49,732,811)		49,708,841
Corporate Bonds 45.2%
Aerospace & Defense 1.4%
BAE Systems plc (a)
5.125%, due 3/26/29	1,380,000	1,373,855
5.50%, due 3/26/54	430,000	420,430
Boeing Co. (The)
5.15%, due 5/1/30	1,190,000	1,142,740
5.805%, due 5/1/50	495,000	446,094
HEICO Corp.
5.35%, due 8/1/33	865,000	857,245
L3Harris Technologies, Inc.
5.40%, due 7/31/33	430,000	428,644
Lockheed Martin Corp.
4.75%, due 2/15/34	1,095,000	1,066,127
RTX Corp.
5.15%, due 2/27/33	1,995,000	1,974,279
6.40%, due 3/15/54	375,000	408,871
		8,118,285
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,820,117
7.122%, due 11/7/33	1,780,000	1,880,883
General Motors Financial Co., Inc.
5.80%, due 1/7/29	980,000	988,722
6.05%, due 10/10/25	3,295,000	3,306,880
Hyundai Capital America
5.68%, due 6/26/28 (a)	2,350,000	2,374,838
Volkswagen Group of America Finance LLC
5.60%, due 3/22/34 (a)	1,390,000	1,382,149
		11,753,589
Auto Parts & Equipment 0.1%
Aptiv plc
4.15%, due 5/1/52	730,000	543,493
	Principal Amount	Value

Banks 14.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(c)	$ 1,655,000	$ 1,676,860
Bank of America Corp. (d)
1.734%, due 7/22/27	3,345,000	3,100,566
2.087%, due 6/14/29	1,590,000	1,410,559
5.288%, due 4/25/34	1,350,000	1,335,831
5.468%, due 1/23/35	1,290,000	1,288,695
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	725,000	781,910
Barclays plc
7.119%, due 6/27/34 (d)	930,000	986,678
Citigroup, Inc. (d)
5.61%, due 9/29/26	3,705,000	3,702,943
6.174%, due 5/25/34	1,640,000	1,667,864
Citizens Bank NA
6.064%, due 10/24/25 (d)	1,750,000	1,749,029
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	1,080,000	1,116,338
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(c)	1,495,000	1,459,859
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(c)	3,420,000	3,429,209
Deutsche Bank AG
7.079%, due 2/10/34 (d)	1,200,000	1,221,676
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	3,815,000	3,816,319
6.484%, due 10/24/29 (d)	2,835,000	2,959,867
HSBC Holdings plc (d)
6.547%, due 6/20/34	1,320,000	1,363,321
7.39%, due 11/3/28	2,415,000	2,553,899
HSBC USA, Inc.
5.625%, due 3/17/25	3,405,000	3,405,853
JPMorgan Chase & Co. (d)
2.005%, due 3/13/26	1,440,000	1,402,712
5.012%, due 1/23/30	1,675,000	1,662,154
5.04%, due 1/23/28	3,090,000	3,073,277
5.546%, due 12/15/25	2,685,000	2,682,256
5.571%, due 4/22/28	1,115,000	1,124,028
5.581%, due 4/22/30	2,235,000	2,270,405

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
5.426% (1 Year Treasury Constant Maturity Rate + 1.00%), due 4/17/35 (c)	$ 840,000	$ 836,562
Morgan Stanley (d)
4.679%, due 7/17/26	2,590,000	2,564,617
5.173%, due 1/16/30	645,000	643,401
5.466%, due 1/18/35	850,000	847,782
5.831%, due 4/19/35	715,000	732,929
Morgan Stanley Bank NA
4.754%, due 4/21/26	1,730,000	1,714,411
4.952%, due 1/14/28 (d)	895,000	888,260
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	1,490,000	1,486,593
PNC Financial Services Group, Inc. (The) (d)
5.812%, due 6/12/26	1,670,000	1,671,658
6.875%, due 10/20/34	620,000	675,718
Royal Bank of Canada
5.66%, due 10/25/24	3,345,000	3,343,951
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	983,439
Truist Financial Corp.
5.122%, due 1/26/34 (d)	825,000	790,157
U.S. Bancorp (d)
4.653%, due 2/1/29	700,000	684,942
6.787%, due 10/26/27	1,580,000	1,626,784
UBS AG
7.95%, due 1/9/25	3,360,000	3,395,291
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	798,411
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35 (c)	760,000	759,225
6.442%, due 8/11/28 (d)	1,445,000	1,481,540
Wells Fargo & Co. (d)
4.54%, due 8/15/26	2,260,000	2,232,027
5.198%, due 1/23/30	1,125,000	1,120,276
5.499%, due 1/23/35	2,550,000	2,541,058
		83,061,140
	Principal Amount	Value

Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	$ 1,770,000	$ 1,783,233
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,539,890
Keurig Dr Pepper, Inc.
3.20%, due 5/1/30	825,000	743,566
Series 10
5.20%, due 3/15/31	1,045,000	1,042,913
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	857,851
		5,967,453
Biotechnology 0.5%
Amgen, Inc.
4.875%, due 3/1/53	605,000	532,756
5.25%, due 3/2/30	805,000	810,905
Biogen, Inc.
2.25%, due 5/1/30	1,300,000	1,106,577
3.25%, due 2/15/51	595,000	395,115
		2,845,353
Chemicals 0.6%
Celanese US Holdings LLC
6.33%, due 7/15/29	1,000,000	1,028,493
6.55%, due 11/15/30	955,000	997,969
Solvay Finance America LLC
5.85%, due 6/4/34 (a)	1,620,000	1,622,669
		3,649,131
Computers 0.2%
Dell International LLC
5.40%, due 4/15/34	1,335,000	1,320,958
Diversified Financial Services 1.8%
American Express Co.
6.489%, due 10/30/31 (d)	1,585,000	1,689,720
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,822,735
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	3,000,000	3,060,271
Blue Owl Finance LLC
6.25%, due 4/18/34 (a)	1,225,000	1,228,234
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	1,945,000	2,022,873
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	690,000	667,096
		10,490,929
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric 4.7%
AEP Texas, Inc.
5.40%, due 6/1/33	$ 90,000	$ 87,618
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	235,000	194,875
American Electric Power Co., Inc.
5.625%, due 3/1/33	865,000	861,813
Arizona Public Service Co.
5.55%, due 8/1/33	1,700,000	1,685,388
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	481,735
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	363,440
Duke Energy Corp.
2.45%, due 6/1/30	960,000	824,288
5.00%, due 8/15/52	365,000	317,087
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	647,352
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	203,218
5.65%, due 4/1/53	110,000	106,255
Enel Finance America LLC
7.10%, due 10/14/27 (a)	2,280,000	2,394,380
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,676,815
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,559,368
Georgia Power Co.
4.30%, due 3/15/42	141,000	119,621
4.95%, due 5/17/33	1,735,000	1,691,645
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,347,941
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	1,120,000	1,122,143
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	889,149
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	700,000	684,969
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,460,744
6.10%, due 1/15/29	675,000	690,840
6.40%, due 6/15/33	310,000	320,168
6.75%, due 1/15/53	400,000	415,176
6.95%, due 3/15/34	600,000	646,035
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,229,228
	Principal Amount	Value

Electric (continued)
Southern California Edison Co.
5.30%, due 3/1/28	$ 760,000	$ 761,343
5.70%, due 3/1/53	195,000	188,896
5.95%, due 11/1/32	885,000	914,543
Southern Co. (The)
5.15%, due 10/6/25	770,000	766,475
5.70%, due 10/15/32	370,000	377,379
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,162,459
		27,192,386
Engineering & Construction 0.4%
Jacobs Engineering Group, Inc.
5.90%, due 3/1/33	805,000	804,577
6.35%, due 8/18/28	1,300,000	1,340,995
		2,145,572
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	494,069
5.141%, due 3/15/52	560,000	436,020
		930,089
Environmental Control 0.5%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,572,123
Waste Management, Inc.
4.95%, due 7/3/31	1,575,000	1,562,271
		3,134,394
Food 0.4%
Kraft Heinz Foods Co.
4.875%, due 10/1/49	275,000	239,686
Tyson Foods, Inc.
5.40%, due 3/15/29	1,225,000	1,226,602
5.70%, due 3/15/34	775,000	772,007
		2,238,295
Gas 0.5%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	1,945,000	1,586,464
NiSource, Inc.
5.65%, due 2/1/45	590,000	569,385
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	448,367
		2,604,216
Healthcare-Products 0.5%
Solventum Corp.
5.60%, due 3/23/34 (a)	1,600,000	1,571,480

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.
4.95%, due 11/21/32	$ 1,305,000	$ 1,293,302
		2,864,782
Healthcare-Services 0.5%
HCA, Inc.
3.625%, due 3/15/32	2,035,000	1,792,557
4.625%, due 3/15/52	85,000	68,619
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	868,151
		2,729,327
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	2,455,000	2,243,993
Insurance 1.6%
CNA Financial Corp.
5.125%, due 2/15/34	805,000	779,363
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	156,223
Corebridge Global Funding
5.20%, due 1/12/29 (a)	2,230,000	2,219,556
MetLife, Inc.
5.875%, due 2/6/41	660,000	674,965
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (a)	1,300,000	1,283,853
Pine Street Trust III
6.223%, due 5/15/54 (a)	840,000	839,197
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	170,534
RGA Global Funding
6.00%, due 11/21/28 (a)	2,870,000	2,955,771
		9,079,462
Internet 0.5%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	652,801
3.95%, due 4/13/52	650,000	522,613
Meta Platforms, Inc.
3.85%, due 8/15/32	990,000	920,358
4.45%, due 8/15/52	890,000	767,239
		2,863,011
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,888,013
	Principal Amount	Value

Iron & Steel 0.3%
Nucor Corp.
2.00%, due 6/1/25	$ 1,550,000	$ 1,500,001
Media 0.4%
Charter Communications Operating LLC
6.65%, due 2/1/34	900,000	909,128
Comcast Corp.
4.60%, due 10/15/38	740,000	673,636
Paramount Global
4.85%, due 7/1/42	780,000	558,658
		2,141,422
Mining 0.1%
Newmont Corp.
5.35%, due 3/15/34 (a)	790,000	788,760
Miscellaneous—Manufacturing 0.1%
3M Co.
3.625%, due 10/15/47	410,000	296,833
Oil & Gas 0.6%
Coterra Energy, Inc.
5.60%, due 3/15/34	800,000	797,865
Occidental Petroleum Corp.
6.45%, due 9/15/36	720,000	752,042
Phillips 66 Co.
3.15%, due 12/15/29	2,395,000	2,167,123
		3,717,030
Packaging & Containers 0.3%
Berry Global, Inc.
5.50%, due 4/15/28	550,000	548,839
5.65%, due 1/15/34 (a)	1,065,000	1,040,194
		1,589,033
Pharmaceuticals 1.2%
AbbVie, Inc.
2.95%, due 11/21/26	850,000	810,259
4.05%, due 11/21/39	135,000	117,261
5.05%, due 3/15/34	1,560,000	1,555,437
Cigna Group (The)
4.90%, due 12/15/48	870,000	764,653
5.25%, due 2/15/34	680,000	670,607
CVS Health Corp.
5.30%, due 6/1/33	850,000	830,670
6.05%, due 6/1/54	675,000	661,975
Eli Lilly & Co.
3.375%, due 3/15/29	1,215,000	1,148,226
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
5.30%, due 5/19/53	$ 370,000	$ 356,872
		6,915,960
Pipelines 2.2%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,164,034
Columbia Pipelines Operating Co. LLC
6.714%, due 8/15/63 (a)	445,000	470,798
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	887,012
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	345,897
4.85%, due 1/31/34	1,210,000	1,175,030
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	358,774
MPLX LP
5.50%, due 6/1/34	1,480,000	1,457,512
ONEOK, Inc.
5.55%, due 11/1/26	980,000	983,999
5.85%, due 1/15/26	1,615,000	1,623,209
6.05%, due 9/1/33	390,000	401,538
6.625%, due 9/1/53	265,000	282,791
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,056,117
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	492,990
		12,699,701
Real Estate Investment Trusts 1.7%
American Tower Corp.
2.10%, due 6/15/30	2,695,000	2,258,041
AvalonBay Communities, Inc.
5.35%, due 6/1/34	1,175,000	1,175,718
Crown Castle, Inc.
5.80%, due 3/1/34	1,225,000	1,237,414
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	750,000	662,753
5.70%, due 7/1/34	1,195,000	1,174,408
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,737,161
Sun Communities Operating LP
2.70%, due 7/15/31	1,800,000	1,486,677
		9,732,172
	Principal Amount	Value

Retail 0.9%
Alimentation Couche-Tard, Inc.
5.267%, due 2/12/34 (a)	$ 1,545,000	$ 1,522,407
AutoZone, Inc.
5.20%, due 8/1/33	1,710,000	1,683,145
Home Depot, Inc. (The)
4.95%, due 9/15/52	1,070,000	987,984
Lowe's Cos., Inc.
3.00%, due 10/15/50	890,000	556,522
5.15%, due 7/1/33	450,000	447,771
5.75%, due 7/1/53	230,000	226,514
		5,424,343
Semiconductors 0.9%
Broadcom, Inc. (a)
2.45%, due 2/15/31	1,250,000	1,052,638
3.137%, due 11/15/35	925,000	740,729
3.469%, due 4/15/34	835,000	711,833
Intel Corp.
5.15%, due 2/21/34	535,000	528,323
5.70%, due 2/10/53	910,000	894,412
5.90%, due 2/10/63	195,000	194,589
NXP BV
5.00%, due 1/15/33	955,000	931,198
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	224,441
Texas Instruments, Inc.
5.05%, due 5/18/63	90,000	83,639
		5,361,802
Software 0.7%
Fiserv, Inc.
5.35%, due 3/15/31	1,770,000	1,768,983
Oracle Corp.
3.95%, due 3/25/51	360,000	266,175
4.30%, due 7/8/34	1,250,000	1,138,383
5.55%, due 2/6/53	850,000	804,231
		3,977,772
Telecommunications 2.0%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,374,984
3.50%, due 9/15/53	585,000	397,120
3.55%, due 9/15/55	797,000	537,330
4.35%, due 3/1/29	1,174,000	1,137,817
Bell Canada
3.65%, due 8/15/52	425,000	307,456
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	852,091

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Rogers Communications, Inc.
3.80%, due 3/15/32	$ 1,200,000	$ 1,072,202
4.55%, due 3/15/52	385,000	314,308
T-Mobile USA, Inc.
2.625%, due 2/15/29	1,530,000	1,370,380
3.40%, due 10/15/52	290,000	197,988
5.50%, due 1/15/55	315,000	303,758
5.75%, due 1/15/34	1,225,000	1,259,349
Verizon Communications, Inc.
3.40%, due 3/22/41	685,000	523,814
4.50%, due 8/10/33	705,000	662,779
5.05%, due 5/9/33	1,285,000	1,266,842
		11,578,218
Transportation 0.8%
FedEx Corp.
5.25%, due 5/15/50	970,000	902,308
Norfolk Southern Corp.
3.00%, due 3/15/32	1,005,000	865,757
3.05%, due 5/15/50	605,000	393,293
Union Pacific Corp.
2.80%, due 2/14/32	2,060,000	1,777,360
United Parcel Service, Inc.
4.25%, due 3/15/49	480,000	397,430
		4,336,148
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	940,000	942,267
6.05%, due 8/1/28	670,000	686,205
		1,628,472
Total Corporate Bonds (Cost $260,040,787)		259,351,538
Foreign Government Bonds 0.3%
France 0.3%
Electricite de France SA (a)
5.65%, due 4/22/29	1,050,000	1,059,175
6.00%, due 4/22/64	585,000	543,758
		1,602,933
Total Foreign Government Bonds (Cost $1,586,678)		1,602,933
	Principal Amount	Value
Mortgage-Backed Securities 6.6%
Agency (Collateralized Mortgage Obligations) 0.7%
FNMA
REMIC, Series 2021-61, Class MI
2.50%, due 4/25/51 (e)	$ 7,411,549	$ 848,419
GNMA (e)
REMIC, Series 2021-24, Class TI
2.00%, due 2/20/51	12,471,924	1,576,062
REMIC, Series 2021-46, Class BI
2.00%, due 3/20/51	15,298,104	1,896,380
		4,320,861
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	2,320,000	2,201,428
CENT Trust
Series 2023-CITY, Class A
7.949% (1 Month SOFR + 2.62%), due 9/15/38 (a)(c)	2,400,000	2,412,000
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.717%, due 6/25/29 (e)(f)	77,000,000	2,013,419
GNMA (e)(f)
REMIC, Series 2023-179
0.611%, due 9/16/63	49,334,464	2,037,953
REMIC, Series 2024-32
0.706%, due 6/16/63	47,133,993	2,330,917
REMIC, Series 2021-106
0.859%, due 4/16/63	39,991,466	2,632,906
LBA Trust
Series 2024-BOLT, Class A
6.92% (1 Month SOFR + 1.591%), due 6/15/26 (a)(c)	2,000,000	1,990,625
OPEN Trust
Series 2023-AIR, Class A
8.418% (1 Month SOFR + 3.089%), due 10/15/28 (a)(c)	2,106,377	2,130,074
		17,749,322
Whole Loan (Collateralized Mortgage Obligations) 2.8%
A&D Mortgage Trust (a)(b)
Series 2024-NQM1, Class A1
6.195%, due 2/25/69	2,447,525	2,442,111
Series 2023-NQM4, Class A1
7.472%, due 9/25/68	2,525,925	2,566,689
Series 2023-NQM4, Class A2
7.826%, due 9/25/68	1,837,036	1,870,729
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
COLT Mortgage Loan Trust (a)(b)
Series 2023-4, Class A1
7.163%, due 10/25/68	$ 2,470,792	$ 2,503,527
Series 2023-3, Class A1
7.18%, due 9/25/68	1,809,759	1,834,646
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(b)	2,650,667	2,683,585
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(b)	2,157,425	2,165,583
		16,066,870
Total Mortgage-Backed Securities (Cost $37,750,017)		38,137,053
U.S. Government & Federal Agencies 38.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.6%
FHLMC Gold Pools, 15 Year
5.00%, due 3/1/25	147	146
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,506	1,543
6.50%, due 8/1/37	12,777	13,207
UMBS Pool, 30 Year
2.00%, due 11/1/50	2,493,793	1,990,095
2.00%, due 1/1/52	3,178,056	2,506,872
2.00%, due 2/1/52	4,383,998	3,473,073
2.50%, due 7/1/50	4,038,574	3,379,178
2.50%, due 11/1/50	2,458,251	2,062,278
2.50%, due 2/1/51	3,929,576	3,285,864
2.50%, due 12/1/51	3,559,607	2,960,264
2.50%, due 4/1/52	2,249,071	1,871,811
3.00%, due 5/1/51	4,456,832	3,877,840
3.00%, due 5/1/52	1,836,478	1,592,668
3.00%, due 6/1/52	4,673,118	3,999,075
3.50%, due 11/1/51	2,970,773	2,649,453
4.00%, due 10/1/52	2,857,539	2,635,976
5.00%, due 12/1/52	2,428,170	2,358,249
5.00%, due 7/1/53	2,370,939	2,322,288
5.50%, due 10/1/52	1,585,387	1,569,783
5.50%, due 8/1/53 (g)	1,697,819	1,689,407
5.50%, due 6/1/54	2,950,000	2,935,384
6.00%, due 7/1/53	1,886,192	1,937,217
		49,111,671
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) 8.4%
UMBS, 30 Year
2.00%, due 8/1/50	$ 4,490,698	$ 3,567,103
2.00%, due 12/1/50	3,969,129	3,147,851
2.00%, due 3/1/51	4,114,556	3,276,769
2.00%, due 3/1/51	5,168,953	4,106,578
2.50%, due 5/1/43	221,801	186,044
2.50%, due 9/1/50	4,778,470	4,003,263
2.50%, due 8/1/51	4,761,691	3,982,985
2.50%, due 10/1/51	3,431,788	2,852,039
2.50%, due 10/1/51	2,741,981	2,304,081
2.50%, due 4/1/52	2,242,070	1,867,635
3.50%, due 5/1/48	4,581,353	4,156,946
3.50%, due 2/1/52	2,066,361	1,842,710
4.50%, due 7/1/52	2,594,467	2,449,472
4.50%, due 7/1/52	1,810,866	1,721,771
5.50%, due 10/1/52	2,521,041	2,489,876
6.00%, due 11/1/52	2,694,095	2,715,697
6.00%, due 9/1/53	3,607,551	3,681,639
6.50%, due 10/1/36	9,601	9,974
6.50%, due 8/1/37	1,791	1,836
7.00%, due 9/1/37	15,460	15,920
7.00%, due 10/1/37	243	253
7.00%, due 11/1/37	3,391	3,487
7.50%, due 7/1/28	2,365	2,362
		48,386,291
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.6%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	18,857	17,734
4.00%, due 7/15/44	113,801	106,370
4.00%, due 7/15/45	55,481	52,086
4.50%, due 6/15/39	289,606	285,348
4.50%, due 6/15/40	119,241	116,089
GNMA II, 30 Year
2.00%, due 3/20/51	3,685,621	2,927,315
2.50%, due 1/20/51	2,080,130	1,712,446
2.50%, due 3/20/51	3,600,275	3,019,156
2.50%, due 4/20/51	4,471,378	3,747,415
3.50%, due 5/20/52	3,081,265	2,779,828
4.50%, due 9/20/52	2,821,640	2,691,227
GNMA II, Single Family, 30 Year
3.00%, due 8/20/51	2,887,414	2,519,602
3.00%, due 10/20/51	3,094,101	2,697,806
4.00%, due 4/20/52	2,106,387	1,946,482
5.00%, due 7/20/52	1,524,301	1,486,012
		26,104,916

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Bond Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds 2.4%
U.S. Treasury Bonds
2.00%, due 11/15/41	$ 3,420,000	$ 2,349,514
2.375%, due 2/15/42	2,140,000	1,557,853
2.875%, due 5/15/52	6,185,000	4,533,170
3.25%, due 5/15/42	500,000	415,781
4.625%, due 5/15/44	5,050,000	5,040,531
		13,896,849
United States Treasury Notes 14.2%
U.S. Treasury Notes
0.375%, due 9/15/24	5,600,000	5,543,125
4.25%, due 6/30/29	17,300,000	17,228,367
4.375%, due 5/15/34	950,000	950,297
4.625%, due 6/30/26	8,900,000	8,884,008
4.625%, due 6/15/27	24,300,000	24,370,242
4.625%, due 5/31/31	23,920,000	24,308,700
		81,284,739
Total U.S. Government & Federal Agencies (Cost $223,020,686)		218,784,466
Total Long-Term Bonds (Cost $572,130,979)		567,584,831

	Shares

Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
JPMorgan U.S. Government Money Market Fund, IM Class, 5.27% (h)	4,667,812	4,667,812
Total Short-Term Investment (Cost $4,667,812)		4,667,812
Total Investments (Cost $576,798,791)	99.8%	572,252,643
Other Assets, Less Liabilities	0.2	932,407
Net Assets	100.0%	$ 573,185,050

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
(c)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2024.
(g)	Delayed delivery security.
(h)	Current yield as of June 30, 2024.
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	55	September 2024	$ 11,200,264	$ 11,232,031	$ 31,767
U.S. Treasury 5 Year Notes	143	September 2024	15,141,481	15,240,672	99,191
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	351	September 2024	$ 43,512,441	$ 43,995,656	$ 483,215
Total Long Contracts					614,173
Short Contracts
U.S. Treasury 10 Year Notes	(102)	September 2024	(11,126,416)	(11,218,406)	(91,990)
U.S. Treasury 10 Year Ultra Bonds	(199)	September 2024	(22,387,857)	(22,592,719)	(204,862)
Total Short Contracts					(296,852)
Net Unrealized Appreciation					$ 317,321

1.	As of June 30, 2024, cash in the amount of $1,705,240 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.

Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 49,708,841	$ —	$ 49,708,841
Corporate Bonds	—	259,351,538	—	259,351,538
Foreign Government Bonds	—	1,602,933	—	1,602,933
Mortgage-Backed Securities	—	38,137,053	—	38,137,053
U.S. Government & Federal Agencies	—	218,784,466	—	218,784,466
Total Long-Term Bonds	—	567,584,831	—	567,584,831
Short-Term Investment
Unaffiliated Investment Company	4,667,812	—	—	4,667,812
Total Investments in Securities	4,667,812	567,584,831	—	572,252,643
Other Financial Instruments
Futures Contracts (b)	614,173	—	—	614,173
Total Investments in Securities and Other Financial Instruments	$ 5,281,985	$ 567,584,831	$ —	$ 572,866,816
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (296,852)	$ —	$ —	$ (296,852)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $576,798,791)	$572,252,643
Cash	27,996,138
Cash collateral on deposit at broker for futures contracts	1,705,240
Receivables:
Investment securities sold	6,729,703
Interest	4,943,532
Portfolio shares sold	193,381
Other assets	41,983
Total assets	613,862,620
Liabilities
Payables:
Investment securities purchased	38,313,608
Portfolio shares redeemed	1,498,335
Variation margin on futures contracts	486,373
Manager (See Note 3)	233,558
NYLIFE Distributors (See Note 3)	75,042
Professional fees	40,724
Custodian	14,759
Shareholder communication	11,796
Trustees	245
Accrued expenses	3,130
Total liabilities	40,677,570
Net assets	$573,185,050
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$46,833
Additional paid-in-capital	673,560,200
673,607,033
Total distributable earnings (loss)	(100,421,983)
Net assets	$573,185,050
Initial Class
Net assets applicable to outstanding shares	$208,812,170
Shares of beneficial interest outstanding	16,921,692
Net asset value per share outstanding	$12.34
Service Class
Net assets applicable to outstanding shares	$364,372,880
Shares of beneficial interest outstanding	29,911,490
Net asset value per share outstanding	$12.18

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Bond Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$16,001,065
Expenses
Manager (See Note 3)	1,484,568
Distribution/Service—Service Class (See Note 3)	454,264
Professional fees	60,855
Custodian	24,108
Shareholder communication	18,522
Trustees	7,772
Miscellaneous	12,929
Total expenses	2,063,018
Net investment income (loss)	13,938,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(1,654,442)
Futures transactions	(307,067)
Net realized gain (loss)	(1,961,509)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(11,634,751)
Futures contracts	(2,900,698)
Investments sold short	20,595
Net change in unrealized appreciation (depreciation)	(14,514,854)
Net realized and unrealized gain (loss)	(16,476,363)
Net increase (decrease) in net assets resulting from operations	$(2,538,316)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,938,047	$27,824,614
Net realized gain (loss)	(1,961,509)	(34,933,996)
Net change in unrealized appreciation (depreciation)	(14,514,854)	40,939,405
Net increase (decrease) in net assets resulting from operations	(2,538,316)	33,830,023
Distributions to shareholders:
Initial Class	—	(8,428,021)
Service Class	—	(9,819,848)
Total distributions to shareholders	—	(18,247,869)
Capital share transactions:
Net proceeds from sales of shares	43,398,506	60,830,751
Net asset value of shares issued to shareholders in reinvestment of distributions	—	18,247,869
Cost of shares redeemed	(106,441,844)	(135,979,597)
Increase (decrease) in net assets derived from capital share transactions	(63,043,338)	(56,900,977)
Net increase (decrease) in net assets	(65,581,654)	(41,318,823)
Net Assets
Beginning of period	638,766,704	680,085,527
End of period	$573,185,050	$638,766,704
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$12.37	$12.08	$14.43	$15.37	$14.57	$13.72
Net investment income (loss) (a)	0.29	0.52	0.33	0.21	0.28	0.37
Net realized and unrealized gain (loss)	(0.32)	0.12	(2.42)	(0.42)	0.87	0.88
Total from investment operations	(0.03)	0.64	(2.09)	(0.21)	1.15	1.25
Less distributions:
From net investment income	—	(0.35)	(0.26)	(0.27)	(0.31)	(0.40)
From net realized gain on investments	—	—	—	(0.46)	(0.04)	—
Total distributions	—	(0.35)	(0.26)	(0.73)	(0.35)	(0.40)
Net asset value at end of period	$12.34	$12.37	$12.08	$14.43	$15.37	$14.57
Total investment return (b)	(0.24)%(c)	5.58%	(14.47)%	(1.37)%	7.94%	9.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.80%††	4.30%	2.53%	1.39%	1.83%	2.60%
Net expenses (d)	0.54%††	0.52%	0.53%	0.52%	0.53%	0.54%
Portfolio turnover rate (e)	177%	469%	474%	326%	255%	204%
Net assets at end of period (in 000's)	$208,812	$266,632	$292,815	$366,020	$412,053	$341,408

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rates not including mortgage dollar rolls were 174%, 463%, 438%, 194%, 241% and 197% for the six months ended June 30, 2024 and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$12.22	$11.93	$14.25	$15.19	$14.41	$13.58
Net investment income (loss) (a)	0.27	0.49	0.29	0.17	0.24	0.33
Net realized and unrealized gain (loss)	(0.31)	0.12	(2.39)	(0.41)	0.86	0.87
Total from investment operations	(0.04)	0.61	(2.10)	(0.24)	1.10	1.20
Less distributions:
From net investment income	—	(0.32)	(0.22)	(0.24)	(0.28)	(0.37)
From net realized gain on investments	—	—	—	(0.46)	(0.04)	—
Total distributions	—	(0.32)	(0.22)	(0.70)	(0.32)	(0.37)
Net asset value at end of period	$12.18	$12.22	$11.93	$14.25	$15.19	$14.41
Total investment return (b)	(0.33)%(c)	5.31%	(14.68)%	(1.62)%	7.67%	8.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.56%††	4.05%	2.26%	1.14%	1.57%	2.34%
Net expenses (d)	0.79%††	0.77%	0.78%	0.77%	0.78%	0.79%
Portfolio turnover rate (e)	177%	469%	474%	326%	255%	204%
Net assets at end of period (in 000's)	$364,373	$372,134	$387,271	$520,402	$530,338	$427,338

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rates not including mortgage dollar rolls were 174%, 463%, 438%, 194%, 241% and 197% for the six months ended June 30, 2024 and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Bond Portfolio (formerly known as MainStay VP Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

19

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation

20	NYLI VP Bond Portfolio

Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
21

Notes to Financial Statements (Unaudited) (continued)
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the

22	NYLI VP Bond Portfolio

normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$614,173	$614,173
Total Fair Value	$614,173	$614,173

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(296,852)	$(296,852)
Total Fair Value	$(296,852)	$(296,852)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(307,067)	$(307,067)
Total Net Realized Gain (Loss)	$(307,067)	$(307,067)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(2,900,698)	$(2,900,698)
Total Net Change in Unrealized Appreciation (Depreciation)	$(2,900,698)	$(2,900,698)

Average Notional Amount	Total
Futures Contracts Long	$76,415,973
Futures Contracts Short	$(35,376,320)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.44% in excess of $3 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,484,568 and paid the Subadvisor fees in the amount of $742,284.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's
23

Notes to Financial Statements (Unaudited) (continued)
administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$576,924,558	$4,602,838	$(9,274,753)	$(4,671,915)
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $131,325,613, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$62,592	$68,733
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$18,247,869
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $695,168 and $731,433, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $354,022 and $373,640, respectively.

24	NYLI VP Bond Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,908,005	$23,421,303
Shares redeemed	(6,545,633)	(80,018,553)
Net increase (decrease)	(4,637,628)	$(56,597,250)
Year ended December 31, 2023:
Shares sold	2,871,598	$35,227,311
Shares issued to shareholders in reinvestment of distributions	734,475	8,428,021
Shares redeemed	(6,294,173)	(76,014,720)
Net increase (decrease)	(2,688,100)	$(32,359,388)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,655,258	$19,977,203
Shares redeemed	(2,186,733)	(26,423,291)
Net increase (decrease)	(531,475)	$(6,446,088)
Year ended December 31, 2023:
Shares sold	2,124,875	$25,603,440
Shares issued to shareholders in reinvestment of distributions	865,314	9,819,848
Shares redeemed	(4,998,282)	(59,964,877)
Net increase (decrease)	(2,008,093)	$(24,541,589)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
26

NYLI VP Candriam Emerging Markets Equity Portfolio
(formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 96.7%
Argentina 0.5%
Banco Macro SA, ADR (Banks)	20,000	$ 1,146,599
Brazil 4.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	46,000	616,916
MercadoLibre, Inc. (Broadline Retail) (a)	760	1,248,984
NU Holdings Ltd., Class A (Banks) (a)	234,000	3,016,260
PRIO SA (Oil, Gas & Consumable Fuels)	224,000	1,753,500
Suzano SA (Paper & Forest Products) (a)	164,000	1,672,535
WEG SA (Electrical Equipment)	204,000	1,539,643
		9,847,838
China 23.8%
Alibaba Group Holding Ltd. (Broadline Retail)	380,000	3,416,233
Bank of Jiangsu Co. Ltd., Class A (Banks)	1,100,946	1,124,739
China Merchants Bank Co. Ltd., Class H (Banks)	818,000	3,715,179
China State Construction International Holdings Ltd. (Construction & Engineering)	500,000	682,296
CMOC Group Ltd., Class H (Metals & Mining)	3,354,001	3,056,130
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	35,985	1,066,608
Eoptolink Technology, Inc. Ltd., Class A (Electronic Equipment, Instruments & Components) (a)	135,992	1,981,528
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	138,000	810,118
Gree Electric Appliances, Inc. of Zhuhai, Class A (Household Durables)	184,000	993,407
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	760,000	1,071,897
Meituan (Hotels, Restaurants & Leisure) (a)(b)	326,000	4,618,730
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	47,988	2,108,835
NetEase, Inc. (Entertainment)	44,000	840,057
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	88,000	590,922
PDD Holdings, Inc., ADR (Broadline Retail) (a)	29,000	3,855,550
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	350,000	1,591,477
	Shares	Value

China (continued)
Proya Cosmetics Co. Ltd., Class A (Personal Care Products)	51,978	$ 792,366
Sailun Group Co. Ltd., Class A (Automobile Components)	620,995	1,194,381
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care Equipment & Supplies)	207,997	1,926,523
Silergy Corp. (Semiconductors & Semiconductor Equipment)	76,000	1,074,659
SITC International Holdings Co. Ltd. (Marine Transportation)	579,941	1,570,752
Sunresin New Materials Co. Ltd., Class A (Chemicals) (a)	50,989	292,683
Tencent Holdings Ltd. (Interactive Media & Services)	202,000	9,587,117
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	79,296	1,082,275
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	680,000	1,431,112
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	480,300	2,317,180
		52,792,754
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(c)(d)	19,000	—
Hong Kong 0.2%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	28,000	390,248
China Lumena New Materials Corp. (Chemicals) (a)(c)(d)	6,500	—
		390,248
India 19.7%
ABB India Ltd. (Electrical Equipment)	28,000	2,841,475
APL Apollo Tubes Ltd. (Metals & Mining)	52,000	965,394
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	26,000	1,925,094
Axis Bank Ltd. (Banks)	250,000	3,788,148
Bharti Airtel Ltd. (Wireless Telecommunication Services)	276,000	4,765,755
Cholamandalam Investment and Finance Co. Ltd. (Consumer Finance)	102,000	1,732,686
Coforge Ltd. (IT Services)	20,000	1,310,735

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
India (continued)
Dixon Technologies India Ltd. (Household Durables)	21,000	$ 2,998,872
ICICI Bank Ltd. (Banks)	324,000	4,653,576
KEI Industries Ltd. (Electrical Equipment)	30,000	1,583,178
KPIT Technologies Ltd. (Software)	62,000	1,211,408
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	124,000	4,641,912
Shriram Finance Ltd. (Consumer Finance)	54,000	1,882,415
Tata Motors Ltd. (Automobiles)	144,000	1,702,609
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	63,000	2,103,430
Trent Ltd. (Specialty Retail)	44,000	2,877,319
Varun Beverages Ltd. (Beverages)	134,000	2,607,175
		43,591,181
Indonesia 1.2%
Bank Mandiri Persero Tbk. PT (Banks)	3,000,000	1,120,314
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	5,200,000	755,755
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	4,600,000	769,844
		2,645,913
Kazakhstan 0.5%
Kaspi.KZ JSC, ADR (Consumer Finance)	9,000	1,161,090
Malaysia 1.0%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,760,000	2,149,504
Mexico 1.6%
Alsea SAB de CV (Hotels, Restaurants & Leisure)	156,000	542,312
America Movil SAB de CV (Wireless Telecommunication Services)	1,380,000	1,174,452
Grupo Financiero Banorte SAB de CV, Class O (Banks)	140,000	1,090,921
Industrias Penoles SAB de CV (Metals & Mining) (a)	54,000	701,749
		3,509,434
Philippines 0.8%
International Container Terminal Services, Inc. (Transportation Infrastructure)	284,000	1,696,296
	Shares	Value

Poland 0.4%
Allegro.eu SA (Broadline Retail) (a)(b)	92,000	$ 857,813
Republic of Korea 11.9%
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	4,000	413,530
DB Insurance Co. Ltd. (Insurance)	33,000	2,742,809
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,000	314,444
KB Financial Group, Inc. (Banks)	47,000	2,665,127
Kia Corp. (Automobiles)	30,000	2,807,351
KIWOOM Securities Co. Ltd. (Capital Markets)	14,000	1,284,287
LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	4,000	785,198
Meritz Financial Group, Inc. (Financial Services)	30,000	1,721,440
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	108,000	6,346,706
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	264,000	1,787,238
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	33,000	5,596,470
		26,464,600
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	22,529	—
Saudi Arabia 2.1%
Al Rajhi Bank (Banks)	80,000	1,741,549
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	12,000	923,179
Elm Co. (IT Services)	3,900	890,954
United Electronics Co. (Specialty Retail)	39,000	981,917
		4,537,599
South Africa 5.3%
Capitec Bank Holdings Ltd. (Banks)	25,000	3,611,081
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	68,000	1,287,116
Gold Fields Ltd. (Metals & Mining)	268,000	4,000,816
Naspers Ltd., Class N (Broadline Retail)	14,800	2,884,689
		11,783,702

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Candriam Emerging Markets Equity Portfolio

	Shares	Value
Common Stocks (continued)
Taiwan 18.0%
Accton Technology Corp. (Communications Equipment)	88,000	$ 1,494,820
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment) (a)	384,000	1,981,468
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	56,000	1,330,709
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,100	2,093,791
CTBC Financial Holding Co. Ltd. (Banks)	1,940,000	2,262,702
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	112,000	1,330,496
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	56,000	813,340
Gigabyte Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	107,000	998,986
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	34,000	1,693,206
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	132,000	2,208,905
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	720,300	21,422,809
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	29,000	2,341,974
		39,973,206
Thailand 1.3%
Muangthai Capital PCL, NVDR (Consumer Finance) (e)	380,000	449,273
Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels) (e)	1,620,000	2,338,445
		2,787,718
Turkey 4.0%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	156,000	2,602,408
Coca-Cola Icecek A/S (Beverages)	94,000	2,374,505
Turkiye Garanti Bankasi A/S (Banks) (e)	820,000	2,823,411
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	224,000	1,134,598
		8,934,922
Total Common Stocks (Cost $181,088,452)		214,270,417
	Shares	Value
Preferred Stocks 2.2%
Brazil 0.7%
Itau Unibanco Holding SA (Banks)	282,000	$ 1,634,966
Republic of Korea 1.5%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	72,000	3,306,402
Total Preferred Stocks (Cost $4,952,024)		4,941,368
Short-Term Investment 0.9%
Unaffiliated Investment Company 0.9%
United States 0.9%
Invesco Government & Agency Portfolio, 5.316% (f)(g)	1,963,751	1,963,751
Total Short-Term Investment (Cost $1,963,751)		1,963,751
Total Investments (Cost $188,004,227)	99.8%	221,175,536
Other Assets, Less Liabilities	0.2	391,021
Net Assets	100.0%	$ 221,566,557

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of June 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $3,246,280; the total market value of collateral held by the Portfolio was $3,620,393. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,656,642. The Portfolio received cash collateral with a value of $1,963,751. (See Note 2(J))
(f)	Current yield as of June 30, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 3,855,550	$ 48,937,204	$ —	$ 52,792,754
Hong Kong	—	390,248	—	390,248
India	—	43,591,181	—	43,591,181
Indonesia	—	2,645,913	—	2,645,913
Malaysia	—	2,149,504	—	2,149,504
Philippines	—	1,696,296	—	1,696,296
Poland	—	857,813	—	857,813
Republic of Korea	—	26,464,600	—	26,464,600
Saudi Arabia	—	4,537,599	—	4,537,599
South Africa	—	11,783,702	—	11,783,702
Taiwan	—	39,973,206	—	39,973,206
Thailand	—	2,787,718	—	2,787,718
Turkey	—	8,934,922	—	8,934,922
All Other Countries	15,664,961	—	—	15,664,961
Total Common Stocks	19,520,511	194,749,906	—	214,270,417
Preferred Stocks	1,634,966	3,306,402	—	4,941,368
Short-Term Investment
Unaffiliated Investment Company	1,963,751	—	—	1,963,751
Total Investments in Securities	$ 23,119,228	$ 198,056,308	$ —	$ 221,175,536

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Candriam Emerging Markets Equity Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Automobile Components	$1,194,381	0.5%
Automobiles	4,509,960	2.0
Banks	34,394,572	15.5
Beverages	6,048,288	2.7
Broadline Retail	12,263,269	5.5
Capital Markets	1,284,287	0.6
Chemicals	292,683	0.1
Communications Equipment	1,494,820	0.7
Construction & Engineering	682,296	0.3
Consumer Finance	5,225,464	2.4
Consumer Staples Distribution & Retail	4,659,368	2.1
Electrical Equipment	6,555,218	3.0
Electronic Equipment, Instruments & Components	7,017,298	3.2
Energy Equipment & Services	2,317,180	1.0
Entertainment	840,057	0.4
Financial Services	1,721,440	0.8
Health Care Equipment & Supplies	1,926,523	0.9
Health Care Providers & Services	2,848,273	1.3
Hotels, Restaurants & Leisure	5,161,042	2.3
Household Durables	3,992,279	1.8
Insurance	4,334,286	2.0
Interactive Media & Services	9,587,117	4.3
IT Services	2,201,689	1.0
Machinery	1,787,238	0.8
Marine Transportation	1,570,752	0.7
Metals & Mining	11,629,348	5.2
Oil, Gas & Consumable Fuels	9,868,455	4.5
Paper & Forest Products	1,672,535	0.8
Personal Care Products	1,602,484	0.7
Pharmaceuticals	2,103,430	0.9
Semiconductors & Semiconductor Equipment	38,273,904	17.3
Software	1,211,408	0.5
Specialty Retail	3,859,236	1.7
Technology Hardware, Storage & Peripherals	16,827,786	7.6
Textiles, Apparel & Luxury Goods	—	0.0‡
Transportation Infrastructure	1,696,296	0.8
Water Utilities	616,916	0.3
Wireless Telecommunication Services	5,940,207	2.7
	219,211,785	98.9
	Value	Percent †^
Short-Term Investment	$1,963,751	0.9%
Other Assets, Less Liabilities	391,021	0.2
Net Assets	$221,566,557	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $188,004,227) including securities on loan of $3,246,280	$221,175,536
Cash	3,160,538
Cash denominated in foreign currencies (identified cost $823,031)	823,213
Receivables:
Investment securities sold	2,259,339
Dividends	525,673
Securities lending	4,516
Portfolio shares sold	1,385
Other assets	2,390
Total assets	227,952,590
Liabilities
Cash collateral received for securities on loan	1,963,751
Payables:
Investment securities purchased	2,046,779
Foreign capital gains tax (See Note 2)	1,914,341
Manager (See Note 3)	180,193
Portfolio shares redeemed	170,928
Professional fees	33,841
Custodian	33,792
Shareholder communication	21,480
NYLIFE Distributors (See Note 3)	13,590
Trustees	26
Accrued expenses	7,312
Total liabilities	6,386,033
Net assets	$221,566,557
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,643
Additional paid-in-capital	250,085,019
250,113,662
Total distributable earnings (loss)	(28,547,105)
Net assets	$221,566,557
Initial Class
Net assets applicable to outstanding shares	$155,338,220
Shares of beneficial interest outstanding	20,094,057
Net asset value per share outstanding	$7.73
Service Class
Net assets applicable to outstanding shares	$66,228,337
Shares of beneficial interest outstanding	8,549,189
Net asset value per share outstanding	$7.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Candriam Emerging Markets Equity Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $291,561)	$2,124,263
Securities lending, net	35,655
Other	24,447
Total income	2,184,365
Expenses
Manager (See Note 3)	1,088,648
Custodian	89,259
Distribution/Service—Service Class (See Note 3)	81,706
Professional fees	60,259
Trustees	2,651
Miscellaneous	4,745
Total expenses	1,327,268
Net investment income (loss)	857,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	(1,105,251)
Foreign currency transactions	(318,235)
Net realized gain (loss)	(1,423,486)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	23,850,678
Translation of other assets and liabilities in foreign currencies	40,758
Net change in unrealized appreciation (depreciation)	23,891,436
Net realized and unrealized gain (loss)	22,467,950
Net increase (decrease) in net assets resulting from operations	$23,325,047

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $473,262.
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $(895,012).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$857,097	$2,255,245
Net realized gain (loss)	(1,423,486)	(14,436,411)
Net change in unrealized appreciation (depreciation)	23,891,436	28,190,646
Net increase (decrease) in net assets resulting from operations	23,325,047	16,009,480
Distributions to shareholders:
Initial Class	—	(2,643,644)
Service Class	—	(958,432)
Total distributions to shareholders	—	(3,602,076)
Capital share transactions:
Net proceeds from sales of shares	2,562,289	7,298,977
Net asset value of shares issued to shareholders in reinvestment of distributions	—	3,602,076
Cost of shares redeemed	(24,551,823)	(32,178,378)
Increase (decrease) in net assets derived from capital share transactions	(21,989,534)	(21,277,325)
Net increase (decrease) in net assets	1,335,513	(8,869,921)
Net Assets
Beginning of period	220,231,044	229,100,965
End of period	$221,566,557	$220,231,044
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Candriam Emerging Markets Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$6.96	$6.60	$11.16	$11.51	$9.46	$7.99
Net investment income (loss)	0.03	0.07	0.11	0.12(a)	0.07(a)	0.19(a)
Net realized and unrealized gain (loss)	0.74	0.41	(3.39)	(0.34)	2.30	1.41
Total from investment operations	0.77	0.48	(3.28)	(0.22)	2.37	1.60
Less distributions:
From net investment income	—	(0.12)	(0.09)	(0.13)	(0.32)	(0.13)
From net realized gain on investments	—	—	(1.19)	—	—	—
Total distributions	—	(0.12)	(1.28)	(0.13)	(0.32)	(0.13)
Net asset value at end of period	$7.73	$6.96	$6.60	$11.16	$11.51	$9.46
Total investment return (b)	11.06%(c)	7.25%	(28.72)%	(2.00)%	25.71%	20.08%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.86%††	1.09%(d)	1.28%	1.02%	0.79%	2.18%
Net expenses (e)	1.14%††	1.13%(f)	1.16%	1.13%	1.18%	1.17%
Expenses (before waiver/reimbursement) (e)	1.14%††	1.14%	1.16%	1.14%	1.18%	1.17%
Portfolio turnover rate	58%	52%	115%	63%	123%	121%
Net assets at end of period (in 000's)	$155,338	$154,579	$158,187	$211,647	$257,933	$273,042

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 1.14%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$6.98	$6.62	$11.16	$11.52	$9.45	$7.98
Net investment income (loss)	0.02	0.06	0.09	0.09(a)	0.05(a)	0.17(a)
Net realized and unrealized gain (loss)	0.75	0.40	(3.39)	(0.35)	2.31	1.40
Total from investment operations	0.77	0.46	(3.30)	(0.26)	2.36	1.57
Less distributions:
From net investment income	—	(0.10)	(0.05)	(0.10)	(0.29)	(0.10)
From net realized gain on investments	—	—	(1.19)	—	—	—
Total distributions	—	(0.10)	(1.24)	(0.10)	(0.29)	(0.10)
Net asset value at end of period	$7.75	$6.98	$6.62	$11.16	$11.52	$9.45
Total investment return (b)	11.03%(c)	6.98%	(28.89)%	(2.25)%	25.40%	19.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.62%††	0.84%(d)	1.03%	0.78%	0.57%	2.00%
Net expenses (e)	1.39%††	1.38%(f)	1.41%	1.38%	1.43%	1.42%
Expenses (before waiver/reimbursement) (e)	1.39%††	1.39%	1.41%	1.39%	1.43%	1.42%
Portfolio turnover rate	58%	52%	115%	63%	123%	121%
Net assets at end of period (in 000's)	$66,228	$65,652	$70,914	$102,237	$120,450	$127,042

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 0.83%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 1.39%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Candriam Emerging Markets Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Candriam Emerging Markets Equity Portfolio (formerly known as MainStay VP Candriam Emerging Markets Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

13

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair

14	NYLI VP Candriam Emerging Markets Equity Portfolio

valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
15

Notes to Financial Statements (Unaudited) (continued)
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Sold Short.  During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. During the six-month period ended June 30, 2024, the Portfolio did not enter into any securities sold short.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The

16	NYLI VP Candriam Emerging Markets Equity Portfolio

Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 1.00% up to $1 billion; and 0.975% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 1.00% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,088,648 and paid the Subadvisor fees in the amount of $544,324.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under
17

Notes to Financial Statements (Unaudited) (continued)
the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$192,503,301	$37,169,598	$(8,497,363)	$28,672,235
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $56,481,526, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$49,693	$6,788
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$3,602,076
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $125,124 and $145,690, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:

18	NYLI VP Candriam Emerging Markets Equity Portfolio

Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	93,957	$658,732
Shares redeemed	(2,223,095)	(16,304,903)
Net increase (decrease)	(2,129,138)	$(15,646,171)
Year ended December 31, 2023:
Shares sold	728,793	$4,910,032
Shares issued to shareholders in reinvestment of distributions	399,245	2,643,644
Shares redeemed	(2,855,196)	(19,862,854)
Net increase (decrease)	(1,727,158)	$(12,309,178)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	270,880	$1,903,557
Shares redeemed	(1,128,867)	(8,246,920)
Net increase (decrease)	(857,987)	$(6,343,363)
Year ended December 31, 2023:
Shares sold	351,247	$2,388,945
Shares issued to shareholders in reinvestment of distributions	144,184	958,432
Shares redeemed	(1,797,103)	(12,315,524)
Net increase (decrease)	(1,301,672)	$(8,968,147)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
20

NYLI VP CBRE Global Infrastructure Portfolio
(formerly known as MainStay VP CBRE Global Infrastructure Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 0.5%
Atlas Arteria Ltd. (Transportation)	46,190	$ 157,403
Canada 9.1%
Canadian National Railway Co. (Transportation)	10,452	1,235,094
Pembina Pipeline Corp. (Midstream / Pipelines)	29,775	1,104,715
TC Energy Corp. (Midstream / Pipelines) (a)	14,890	564,450
		2,904,259
China 1.7%
Beijing Enterprises Holdings Ltd. (Utilities)	98,781	331,523
China Resources Gas Group Ltd. (Utilities)	65,477	229,445
		560,968
France 5.2%
Aeroports de Paris SA (Transportation)	1,548	189,153
Eiffage SA (Transportation)	3,443	317,873
Getlink SE (Transportation)	9,895	163,435
Vinci SA (Transportation)	9,485	997,772
		1,668,233
Germany 1.4%
E.ON SE (Utilities)	33,475	438,700
Italy 2.1%
Enel SpA (Utilities)	95,187	663,978
Japan 5.4%
Chubu Electric Power Co., Inc. (Utilities)	34,900	413,618
East Japan Railway Co. (Transportation)	37,900	628,545
West Japan Railway Co. (Transportation)	36,148	673,751
		1,715,914
Mexico 1.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	12,589	196,924
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	14,241	428,748
		625,672
New Zealand 0.9%
Auckland International Airport Ltd. (Transportation)	59,727	277,557
Spain 8.6%
Aena SME SA (Transportation)	5,469	1,103,081
Cellnex Telecom SA (Communications)	26,209	850,594
	Shares	Value

Spain (continued)
Ferrovial SE (Transportation)	20,713	$ 802,360
		2,756,035
Switzerland 1.5%
Flughafen Zurich AG (Registered) (Transportation)	2,145	473,213
United Kingdom 2.9%
National Grid plc (Utilities)	59,523	663,771
Pennon Group plc (Utilities)	37,685	273,192
		936,963
United States 58.3%
AES Corp. (The) (Utilities)	40,794	716,751
ALLETE, Inc. (Utilities)	3,973	247,717
Ameren Corp. (Utilities)	2,268	161,278
American Tower Corp. (Communications)	6,003	1,166,863
American Water Works Co., Inc. (Utilities)	1,608	207,689
Atmos Energy Corp. (Utilities)	10,623	1,239,173
California Water Service Group (Utilities)	6,841	331,720
CMS Energy Corp. (Utilities)	9,693	577,024
Constellation Energy Corp. (Utilities)	947	189,656
CSX Corp. (Transportation)	38,386	1,284,012
Duke Energy Corp. (Utilities)	5,914	592,760
Equinix, Inc. (Communications)	1,353	1,023,680
Evergy, Inc. (Utilities)	6,668	353,204
NextEra Energy Partners LP (Utilities) (a)	6,860	189,610
NextEra Energy, Inc. (Utilities)	16,203	1,147,335
NiSource, Inc. (Utilities)	17,251	497,001
OGE Energy Corp. (Utilities)	16,882	602,687
PG&E Corp. (Utilities)	60,681	1,059,490
Plains GP Holdings LP, Class A (Midstream / Pipelines)	26,759	503,604
Portland General Electric Co. (Utilities)	12,928	559,007
PPL Corp. (Utilities)	32,598	901,335
SBA Communications Corp. (Communications)	1,623	318,595
Sempra (Utilities)	14,469	1,100,512
Targa Resources Corp. (Midstream / Pipelines)	11,444	1,473,758
WEC Energy Group, Inc. (Utilities)	17,901	1,404,513
Xcel Energy, Inc. (Utilities)	15,423	823,742
		18,672,716
Total Common Stocks (Cost $30,556,779)		31,851,611

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments 2.4%
Affiliated Investment Company 0.9%
United States 0.9%
NYLI U.S. Government Liquidity Fund, 5.187% (b)	304,119	$ 304,119
Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 5.316% (b)(c)	476,442	476,442
Total Short-Term Investments (Cost $780,561)		780,561
Total Investments (Cost $31,337,340)	101.9%	32,632,172
Other Assets, Less Liabilities	(1.9)	(620,138)
Net Assets	100.0%	$ 32,012,034

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $753,995; the total market value of collateral held by the Portfolio was $842,921. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $366,479. The Portfolio received cash collateral with a value of $476,442. (See Note 2(I))
(b)	Current yield as of June 30, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 97	$ 4,855	$ (4,648)	$ —	$ —	$ 304	$ 6	$ —	304
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP CBRE Global Infrastructure Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 157,403	$ —	$ 157,403
China	—	560,968	—	560,968
France	—	1,668,233	—	1,668,233
Germany	—	438,700	—	438,700
Italy	—	663,978	—	663,978
Japan	—	1,715,914	—	1,715,914
New Zealand	—	277,557	—	277,557
Spain	—	2,756,035	—	2,756,035
Switzerland	—	473,213	—	473,213
United Kingdom	—	936,963	—	936,963
All Other Countries	22,202,647	—	—	22,202,647
Total Common Stocks	22,202,647	9,648,964	—	31,851,611
Short-Term Investments
Affiliated Investment Company	304,119	—	—	304,119
Unaffiliated Investment Company	476,442	—	—	476,442
Total Short-Term Investments	780,561	—	—	780,561
Total Investments in Securities	$ 22,983,208	$ 9,648,964	$ —	$ 32,632,172

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Portfolio’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$15,916,431	49.7%
Transportation	8,928,921	27.9
Midstream / Pipelines	3,646,527	11.4
Communications	3,359,732	10.5
	31,851,611	99.5
Short-Term Investments	780,561	2.4
Other Assets, Less Liabilities	(620,138)	(1.9)
Net Assets	$32,012,034	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $31,033,221) including securities on loan of $753,995	$32,328,053
Investment in affiliated investment companies, at value (identified cost $304,119)	304,119
Receivables:
Dividends	114,184
Portfolio shares sold	19,668
Securities lending	815
Other assets	250
Total assets	32,767,089
Liabilities
Cash collateral received for securities on loan	476,442
Payables:
Portfolio shares redeemed	177,061
Shareholder communication	26,110
Investment securities purchased	22,982
Professional fees	21,866
Manager (See Note 3)	16,955
NYLIFE Distributors (See Note 3)	6,224
Custodian	4,498
Trustees	10
Accrued expenses	2,907
Total liabilities	755,055
Net assets	$32,012,034
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,622
Additional paid-in-capital	66,671,878
66,676,500
Total distributable earnings (loss)	(34,664,466)
Net assets	$32,012,034
Initial Class
Net assets applicable to outstanding shares	$2,319,340
Shares of beneficial interest outstanding	330,362
Net asset value per share outstanding	$7.02
Service Class
Net assets applicable to outstanding shares	$29,692,694
Shares of beneficial interest outstanding	4,291,512
Net asset value per share outstanding	$6.92

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP CBRE Global Infrastructure Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $36,301)	$606,399
Dividends-affiliated	6,063
Securities lending, net	1,319
Total income	613,781
Expenses
Manager (See Note 3)	139,707
Distribution/Service—Service Class (See Note 3)	38,182
Professional fees	30,712
Custodian	13,657
Trustees	417
Miscellaneous	704
Total expenses before waiver/reimbursement	223,379
Expense waiver/reimbursement from Manager (See Note 3)	(29,051)
Net expenses	194,328
Net investment income (loss)	419,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	163,849
Foreign currency transactions	(5,974)
Net realized gain (loss)	157,875
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(793,300)
Translation of other assets and liabilities in foreign currencies	(709)
Net change in unrealized appreciation (depreciation)	(794,009)
Net realized and unrealized gain (loss)	(636,134)
Net increase (decrease) in net assets resulting from operations	$(216,681)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$419,453	$709,142
Net realized gain (loss)	157,875	(271,345)
Net change in unrealized appreciation (depreciation)	(794,009)	875,435
Net increase (decrease) in net assets resulting from operations	(216,681)	1,313,232
Distributions to shareholders:
Initial Class	—	(40,585)
Service Class	—	(502,552)
Total distributions to shareholders	—	(543,137)
Capital share transactions:
Net proceeds from sales of shares	3,266,383	8,530,228
Net asset value of shares issued to shareholders in reinvestment of distributions	—	543,137
Cost of shares redeemed	(5,787,439)	(8,984,738)
Increase (decrease) in net assets derived from capital share transactions	(2,521,056)	88,627
Net increase (decrease) in net assets	(2,737,737)	858,722
Net Assets
Beginning of period	34,749,771	33,891,049
End of period	$32,012,034	$34,749,771
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP CBRE Global Infrastructure Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$7.06	$6.92	$7.47	$6.48	$8.01	$7.61
Net investment income (loss) (a)	0.10	0.16	0.13	0.15	0.03	0.03
Net realized and unrealized gain (loss)	(0.14)	0.10	(0.58)	0.84	(1.08)	0.37
Total from investment operations	(0.04)	0.26	(0.45)	0.99	(1.05)	0.40
Less distributions:
From net investment income	—	(0.12)	(0.10)	—	(0.48)	—
Net asset value at end of period	$7.02	$7.06	$6.92	$7.47	$6.48	$8.01
Total investment return (b)	(0.57)%(c)	4.06%	(5.99)%	15.28%(c)	(12.81)%	5.26%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.80%††	2.32%	1.87%	2.08%	0.41%	0.33%
Net expenses (d)	0.95%††	0.95%	0.95%	0.95%	1.05%	1.21%
Expenses (before waiver/reimbursement) (d)	1.13%††	1.09%	1.13%	1.32%	1.44%	1.21%
Portfolio turnover rate	43%	41%	54%	43%	163%	119%
Net assets at end of period (in 000's)	$2,319	$2,439	$2,111	$1,899	$1,022	$1,009

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$6.96	$6.83	$7.38	$6.42	$7.93	$7.55
Net investment income (loss) (a)	0.09	0.14	0.11	0.12	0.04	0.01
Net realized and unrealized gain (loss)	(0.13)	0.10	(0.58)	0.84	(1.09)	0.37
Total from investment operations	(0.04)	0.24	(0.47)	0.96	(1.05)	0.38
Less distributions:
From net investment income	—	(0.11)	(0.08)	—	(0.46)	—
Net asset value at end of period	$6.92	$6.96	$6.83	$7.38	$6.42	$7.93
Total investment return (b)	(0.57)%(c)	3.80%	(6.22)%	14.95%(c)	(13.03)%	5.03%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.53%††	2.08%	1.60%	1.79%	0.62%	0.11%
Net expenses (d)	1.20%††	1.20%	1.20%	1.20%	1.52%	1.62%
Expenses (before waiver/reimbursement) (d)	1.38%††	1.34%	1.38%	1.60%	1.95%	1.62%
Portfolio turnover rate	43%	41%	54%	43%	163%	119%
Net assets at end of period (in 000's)	$29,693	$32,310	$31,780	$24,941	$20,041	$22,798

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP CBRE Global Infrastructure Portfolio (formerly known as MainStay VP CBRE Global Infrastructure Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2015
Service Class	May 1, 2015
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

10	NYLI VP CBRE Global Infrastructure Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in
11

Notes to Financial Statements (Unaudited) (continued)
accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.

12	NYLI VP CBRE Global Infrastructure Portfolio

The Portfolio may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
13

Notes to Financial Statements (Unaudited) (continued)
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $3 billion; and 0.84% in excess of $3 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.85% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $139,707 and waived fees and/or reimbursed expenses in the amount of $29,051 and paid the Subadvisor fees in the amount of $55,328.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$32,084,927	$1,649,169	$(1,101,924)	$547,245
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $36,519,547, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are

14	NYLI VP CBRE Global Infrastructure Portfolio

expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$34,283	$2,236
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$543,137
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $14,099 and $16,261, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	26,211	$181,276
Shares redeemed	(41,546)	(291,989)
Net increase (decrease)	(15,335)	$(110,713)
Year ended December 31, 2023:
Shares sold	77,302	$519,694
Shares issued to shareholders in reinvestment of distributions	6,579	40,585
Shares redeemed	(43,447)	(306,011)
Net increase (decrease)	40,434	$254,268

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	450,171	$3,085,107
Shares redeemed	(799,149)	(5,495,450)
Net increase (decrease)	(348,978)	$(2,410,343)
Year ended December 31, 2023:
Shares sold	1,181,990	$8,010,534
Shares issued to shareholders in reinvestment of distributions	82,511	502,552
Shares redeemed	(1,279,988)	(8,678,727)
Net increase (decrease)	(15,487)	$(165,641)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions,
15

Notes to Financial Statements (Unaudited) (continued)
earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP CBRE Global Infrastructure Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
17

NYLI VP Dimensional U.S. Equity Portfolio
(formerly known as MainStay VP Wellington U.S. Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 2.2%
General Dynamics Corp.	41,497	$ 12,039,939
RTX Corp.	98,484	9,886,809
		21,926,748
Banks 3.8%
Bank of America Corp.	344,966	13,719,298
JPMorgan Chase & Co.	120,002	24,271,604
		37,990,902
Beverages 1.5%
Constellation Brands, Inc., Class A	37,689	9,696,626
Monster Beverage Corp. (a)	106,314	5,310,384
		15,007,010
Biotechnology 1.8%
Regeneron Pharmaceuticals, Inc. (a)	8,120	8,534,364
Vertex Pharmaceuticals, Inc. (a)	19,482	9,131,603
		17,665,967
Broadline Retail 5.1%
Amazon.com, Inc. (a)	259,981	50,241,328
Building Products 0.6%
Builders FirstSource, Inc. (a)	39,880	5,519,791
Capital Markets 2.3%
Charles Schwab Corp. (The)	140,429	10,348,213
Morgan Stanley	131,439	12,774,556
		23,122,769
Chemicals 0.9%
Sherwin-Williams Co. (The)	30,827	9,199,702
Consumer Finance 1.2%
American Express Co.	51,570	11,941,033
Electric Utilities 1.7%
Duke Energy Corp.	95,700	9,592,011
PG&E Corp.	395,272	6,901,449
		16,493,460
Electrical Equipment 2.2%
AMETEK, Inc.	48,574	8,097,772
Emerson Electric Co.	61,557	6,781,119
GE Vernova, Inc. (a)	41,635	7,140,819
		22,019,710
	Shares	Value

Electronic Equipment, Instruments & Components 0.8%
CDW Corp.	36,913	$ 8,262,606
Entertainment 1.7%
Netflix, Inc. (a)	24,424	16,483,269
Financial Services 1.7%
Mastercard, Inc., Class A	39,325	17,348,617
Gas Utilities 0.7%
Atmos Energy Corp.	57,696	6,730,238
Ground Transportation 1.2%
Uber Technologies, Inc. (a)	161,078	11,707,149
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	101,257	10,521,615
Boston Scientific Corp. (a)	175,621	13,524,573
Edwards Lifesciences Corp. (a)	55,288	5,106,953
		29,153,141
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	35,173	17,912,202
Health Care REITs 0.9%
Welltower, Inc.	88,789	9,256,253
Hotels, Restaurants & Leisure 2.2%
Marriott International, Inc., Class A	46,758	11,304,682
McDonald's Corp.	32,498	8,281,790
Viking Holdings Ltd. (a)	71,955	2,442,153
		22,028,625
Household Products 2.0%
Procter & Gamble Co. (The)	117,926	19,448,356
Insurance 3.1%
Arch Capital Group Ltd. (a)	82,304	8,303,650
Chubb Ltd.	34,545	8,811,739
Progressive Corp. (The)	65,763	13,659,633
		30,775,022
Interactive Media & Services 8.0%
Alphabet, Inc.
Class A	246,654	44,928,026
Class C	22,779	4,178,124

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (continued)

Meta Platforms, Inc., Class A	60,829	$ 30,671,199
		79,777,349
IT Services 0.9%
Accenture plc, Class A	28,181	8,550,397
Life Sciences Tools & Services 2.1%
Danaher Corp.	41,881	10,463,968
Thermo Fisher Scientific, Inc.	18,068	9,991,604
		20,455,572
Machinery 3.0%
Deere & Co.	22,183	8,288,234
Illinois Tool Works, Inc.	26,101	6,184,893
Nordson Corp.	25,996	6,029,512
Parker-Hannifin Corp.	18,197	9,204,225
		29,706,864
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	129,027	6,270,712
Oil, Gas & Consumable Fuels 3.4%
Chesapeake Energy Corp. (b)	54,613	4,488,643
ConocoPhillips	62,938	7,198,849
Diamondback Energy, Inc.	34,070	6,820,473
EOG Resources, Inc.	75,951	9,559,952
Phillips 66	40,019	5,649,482
		33,717,399
Personal Care Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	82,845	8,814,708
Pharmaceuticals 3.9%
Eli Lilly & Co.	28,133	25,471,056
Merck & Co., Inc.	109,820	13,595,716
		39,066,772
Semiconductors & Semiconductor Equipment 12.0%
Broadcom, Inc.	15,547	24,961,175
KLA Corp.	16,397	13,519,491
NVIDIA Corp.	568,843	70,274,864
Texas Instruments, Inc.	56,855	11,060,003
		119,815,533
Software 11.2%
Intuit, Inc.	16,551	10,877,483
Microsoft Corp.	168,646	75,376,330
	Shares	Value

Software (continued)
PTC, Inc. (a)	42,293	$ 7,683,369
Salesforce, Inc.	39,953	10,271,916
Workday, Inc., Class A (a)	32,324	7,226,353
		111,435,451
Specialized REITs 0.6%
Equinix, Inc.	8,471	6,409,159
Specialty Retail 2.1%
AutoZone, Inc. (a)	3,426	10,155,007
TJX Cos., Inc. (The)	98,290	10,821,729
		20,976,736
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	348,975	73,501,114
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc. (a)	17,614	5,261,302
NIKE, Inc., Class B	74,788	5,636,771
		10,898,073
Total Common Stocks (Cost $693,775,130)		989,629,737
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	5,718,116	5,718,116
Total Short-Term Investment (Cost $5,718,116)		5,718,116
Total Investments (Cost $699,493,246)	100.1%	995,347,853
Other Assets, Less Liabilities	(0.1)	(1,034,633)
Net Assets	100.0%	$ 994,313,220

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $1,451,969. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,484,145. (See Note 2(G))
(c)	Current yield as of June 30, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Dimensional U.S. Equity Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,752	$ 79,909	$ (76,943)	$ —	$ —	$ 5,718	$ 162	$ —	5,718
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 989,629,737	$ —	$ —	$ 989,629,737
Short-Term Investment
Affiliated Investment Company	5,718,116	—	—	5,718,116
Total Investments in Securities	$ 995,347,853	$ —	$ —	$ 995,347,853

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $693,775,130) including securities on loan of $1,451,969	$989,629,737
Investment in affiliated investment companies, at value (identified cost $5,718,116)	5,718,116
Receivables:
Portfolio shares sold	408,859
Investment securities sold	300,347
Dividends	251,985
Securities lending	2,296
Other assets	7,728
Total assets	996,319,068
Liabilities
Payables:
Investment securities purchased	802,246
Portfolio shares redeemed	662,248
Manager (See Note 3)	435,753
NYLIFE Distributors (See Note 3)	53,299
Professional fees	26,195
Shareholder communication	16,443
Custodian	5,892
Trustees	67
Accrued expenses	3,705
Total liabilities	2,005,848
Net assets	$994,313,220
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$32,434
Additional paid-in-capital	652,785,750
652,818,184
Total distributable earnings (loss)	341,495,036
Net assets	$994,313,220
Initial Class
Net assets applicable to outstanding shares	$733,900,123
Shares of beneficial interest outstanding	23,809,402
Net asset value per share outstanding	$30.82
Service Class
Net assets applicable to outstanding shares	$260,413,097
Shares of beneficial interest outstanding	8,624,210
Net asset value per share outstanding	$30.20

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Dimensional U.S. Equity Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$5,163,995
Dividends-affiliated	161,515
Securities lending, net	4,278
Total income	5,329,788
Expenses
Manager (See Note 3)	2,609,830
Distribution/Service—Service Class (See Note 3)	317,556
Professional fees	55,428
Shareholder communication	13,789
Custodian	12,477
Trustees	11,617
Miscellaneous	17,102
Total expenses	3,037,799
Net investment income (loss)	2,291,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	48,144,888
Net change in unrealized appreciation (depreciation) on unaffiliated investments	103,123,654
Net realized and unrealized gain (loss)	151,268,542
Net increase (decrease) in net assets resulting from operations	$153,560,531
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,291,989	$7,329,778
Net realized gain (loss)	48,144,888	12,794,409
Net change in unrealized appreciation (depreciation)	103,123,654	172,050,018
Net increase (decrease) in net assets resulting from operations	153,560,531	192,174,205
Distributions to shareholders:
Initial Class	—	(6,075,145)
Service Class	—	(1,664,828)
Total distributions to shareholders	—	(7,739,973)
Capital share transactions:
Net proceeds from sales of shares	34,807,251	42,700,997
Net asset value of shares issued to shareholders in reinvestment of distributions	—	7,739,973
Cost of shares redeemed	(110,001,884)	(152,655,655)
Increase (decrease) in net assets derived from capital share transactions	(75,194,633)	(102,214,685)
Net increase (decrease) in net assets	78,365,898	82,219,547
Net Assets
Beginning of period	915,947,322	833,727,775
End of period	$994,313,220	$915,947,322
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Dimensional U.S. Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$26.30	$21.32	$34.39	$28.28	$26.83	$25.23
Net investment income (loss) (a)	0.08	0.21	0.25	0.21	0.28	0.38
Net realized and unrealized gain (loss)	4.44	5.00	(7.58)	7.77	3.68	5.74
Total from investment operations	4.52	5.21	(7.33)	7.98	3.96	6.12
Less distributions:
From net investment income	—	(0.23)	(0.19)	(0.29)	(0.43)	(0.43)
From net realized gain on investments	—	—	(5.55)	(1.58)	(2.08)	(4.09)
Total distributions	—	(0.23)	(5.74)	(1.87)	(2.51)	(4.52)
Net asset value at end of period	$30.82	$26.30	$21.32	$34.39	$28.28	$26.83
Total investment return (b)	17.19%	24.58%	(20.68)%	28.78%	15.55%	26.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.54%††	0.90%	0.90%	0.65%	1.09%	1.37%
Net expenses (c)	0.56%††	0.56%	0.57%	0.58%	0.58%	0.58%
Portfolio turnover rate	16%	28%	21%	26%	143%	119%
Net assets at end of period (in 000's)	$733,900	$670,328	$607,323	$732,245	$497,644	$543,355

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$25.80	$20.91	$33.85	$27.87	$26.47	$24.94
Net investment income (loss) (a)	0.04	0.15	0.18	0.13	0.21	0.31
Net realized and unrealized gain (loss)	4.36	4.91	(7.46)	7.65	3.62	5.67
Total from investment operations	4.40	5.06	(7.28)	7.78	3.83	5.98
Less distributions:
From net investment income	—	(0.17)	(0.11)	(0.22)	(0.35)	(0.36)
From net realized gain on investments	—	—	(5.55)	(1.58)	(2.08)	(4.09)
Total distributions	—	(0.17)	(5.66)	(1.80)	(2.43)	(4.45)
Net asset value at end of period	$30.20	$25.80	$20.91	$33.85	$27.87	$26.47
Total investment return (b)	17.05%	24.27%	(20.87)%	28.46%	15.26%	25.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.29%††	0.66%	0.65%	0.40%	0.83%	1.12%
Net expenses (c)	0.81%††	0.81%	0.82%	0.83%	0.83%	0.83%
Portfolio turnover rate	16%	28%	21%	26%	143%	119%
Net assets at end of period (in 000's)	$260,413	$245,619	$226,405	$306,191	$270,170	$268,992

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Dimensional U.S. Equity Portfolio (formerly known as MainStay VP Wellington U.S. Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

10	NYLI VP Dimensional U.S. Equity Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter
11

Notes to Financial Statements (Unaudited) (continued)
assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the

12	NYLI VP Dimensional U.S. Equity Portfolio

term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $500 million; 0.525% from $500 million to $1 billion; 0.50% from $1 billion to $3 billion; and 0.49% in excess of $3 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,609,830 and paid the Subadvisor fees in the amount of $1,135,057.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$700,599,139	$308,769,057	$(14,020,343)	$294,748,714
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $11,008,930, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$11,009	$—
13

Notes to Financial Statements (Unaudited) (continued)
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$7,739,973
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $151,108 and $226,377, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	825,994	$22,967,629
Shares redeemed	(2,502,403)	(72,881,523)
Net increase (decrease)	(1,676,409)	$(49,913,894)
Year ended December 31, 2023:
Shares sold	1,098,980	$25,462,776
Shares issued to shareholders in reinvestment of distributions	253,757	6,075,145
Shares redeemed	(4,354,600)	(103,158,247)
Net increase (decrease)	(3,001,863)	$(71,620,326)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	417,520	$11,839,622
Shares redeemed	(1,314,209)	(37,120,361)
Net increase (decrease)	(896,689)	$(25,280,739)
Year ended December 31, 2023:
Shares sold	744,785	$17,238,221
Shares issued to shareholders in reinvestment of distributions	70,860	1,664,828
Shares redeemed	(2,122,516)	(49,497,408)
Net increase (decrease)	(1,306,871)	$(30,594,359)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the

14	NYLI VP Dimensional U.S. Equity Portfolio

financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on March 4, 2024, the Board considered and approved, among other related proposals, to be effective on or about August 12, 2024: (i) appointing Dimensional Fund Advisors LP in replacement of Wellington as the Portfolio’s Subadvisor and the related Subadvisory Agreement; (ii) changing the Portfolio’s name and reducing its management fee; (iii) changing the Portfolio’s primary benchmark; and (iv) modifying the Portfolio’s principal investment strategies and investment process. These changes will take effect on or around August 12, 2024. See the Supplement dated May 1, 2024, for additional information.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
16

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Subadvisory Agreement (“New Subadvisory Agreement”) between New York Life Investment Management LLC (“New York Life Investments”) and Dimensional Fund Advisors LP (“DFA”) with respect to the MainStay VP Wellington U.S. Equity Portfolio (“Portfolio”), must be approved initially and, following an initial term of up to two years, is subject to annual review and approval by the Board of Trustees of MainStay VP Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its March 4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), approved the New Subadvisory Agreement for an initial two-year period.
At a meeting held on March 4, 2024, the Board considered and approved New York Life Investments’ recommendations to appoint DFA as the subadvisor to the Portfolio, to approve the New Subadvisory Agreement, to approve the related changes to the Portfolio’s principal investment strategies, name and investment process and to approve the reduction of the Portfolio’s contractual management fee (the “Repositioning”), all effective on or about August 12, 2024. The Board noted that the material terms of the New Subadvisory Agreement are substantially similar to the terms of the then-current subadvisory agreement with Wellington Management Company LLP (“WMC”) with respect to the Portfolio, but that the proposed subadvisory fee under the New Subadvisory Agreement with DFA is lower than the subadvisory fee paid to WMC at every level of assets under the then-current subadvisory agreement.
In reaching the decisions to approve the Repositioning and New Subadvisory Agreement, the Board considered information furnished by New York Life Investments and DFA in connection with meetings of the Board and its Contracts, Investment and Risk and Compliance Oversight Committees held on March 4, 2024, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees.  The Board also considered information on the fees charged to other investment advisory clients of DFA that follow investment strategies similar to those proposed for the Portfolio, as repositioned, and the rationale for any differences in the Portfolio’s proposed subadvisory fee and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the subadvisory agreements for other funds in the MainStay Group of Funds, as deemed relevant to each Trustee.  The Board also considered information furnished by DFA in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in connection with its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of the New Subadvisory Agreement and investment performance reports on the Portfolio as well as presentations from New York Life Investments and DFA personnel.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
In considering the Repositioning and the New Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decisions, the factors that figured prominently in the Board’s consideration of the Repositioning and the New Subadvisory Agreement are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Portfolio by DFA; (ii) the investment performance of the Portfolio, the qualifications of the proposed portfolio managers of the Portfolio and the historical investment performance of other investment advisory clients managed by such portfolio managers with investment strategies similar to those of the Portfolio, as repositioned; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by DFA from its relationship with the Portfolio; (iv) the extent to which economies of scale may be realized if the Portfolio grows and the extent to which any economies of scale may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s proposed subadvisory fee to be paid by New York Life Investments to DFA and estimated total ordinary operating expenses.  Although the Board recognized that comparisons between the Portfolio’s proposed fees and estimated expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Portfolio’s proposed fees and estimated total ordinary operating expenses as compared to the peer funds identified by Institutional Shareholder Services, Inc. (“ISS”).
Although individual Trustees may have weighed certain factors or information differently, the Board’s decisions to approve the Repositioning and the New Subadvisory Agreement were based on a consideration of the information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for the Portfolio, such as a presentation from DFA personnel, in each case as deemed relevant to each Trustee. The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and DFA.  The Board took note of New York Life Investments’ belief that DFA, with its resources and historical investment performance track record for strategies similar to those of the Portfolio,

17

as repositioned, is well qualified to serve as the Portfolio’s subadvisor.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which the Portfolio serves as an investment option, there are a range of investment options available to investors and that the Portfolio’s shareholders having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decisions to approve the Repositioning and the New Subadvisory Agreement are summarized in more detail below.
Nature, Extent and Quality of Services to be Provided by DFA
In considering the Repositioning and the New Subadvisory Agreement, the Board considered New York Life Investments’ responsibilities as manager of the Portfolio, noting that New York Life Investments is responsible for supervising the Portfolio’s subadvisor. The Board examined the range, and the nature, extent and quality of the investment advisory services that DFA proposed to provide to the Portfolio. Further, the Board evaluated and/or examined the following with regard to DFA:
•	experience in providing investment advisory services;
•	experience in serving as advisor to other investment advisory clients with similar strategies as those of the Portfolio, as repositioned, and the performance track record of such other investment advisory clients;
•	experience of investment advisory, senior management and administrative personnel;
•	overall legal and compliance environment, resources and history and policies and procedures in place with respect to matters that may involve conflicts of interest between the Portfolio’s investments and those of other accounts managed by DFA;
•	New York Life Investments’ and DFA’s belief that their respective compliance policies, procedures and systems are reasonably designed to prevent violation of the federal securities laws and their commitment to further developing and strengthening compliance programs;
•	ability to recruit and retain qualified investment professionals and willingness to invest in personnel;
portfolio construction and risk management processes;
•	experience of the Portfolio’s proposed portfolio managers, including with respect to investment strategies similar to those of the Portfolio, as repositioned, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers; and
•	overall reputation, financial condition and assets under management.
Based on these considerations, among others, the Board concluded that the Portfolio would likely benefit from the nature, extent and quality of the proposed investment advisory services to be provided by DFA.
Investment Performance
In evaluating the Portfolio’s investment performance, the Board considered investment performance results over various periods in light of the Portfolio’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Portfolio’s performance provided to the Board throughout the year.  These reports include, among other items, information on the Portfolio’s gross and net returns, the Portfolio’s investment performance compared to a relevant investment category and the Portfolio’s benchmark, the Portfolio’s risk-adjusted investment performance and the Portfolio’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Portfolio’s investment performance over various periods and other alternatives to the Repositioning and the New Subadvisory Agreement considered by New York Life Investments.  In addition, the Board considered discussions between the Portfolio’s current portfolio management team and the Investment Committee of the Board.  The Board further considered that shareholders may benefit from DFA’s investment process, including its portfolio construction and risk management processes. The Board noted that the Repositioning had not yet been implemented so an investment performance track record for the Portfolio, as repositioned, was not available.
The Board evaluated the Portfolio’s proposed portfolio management team, investment process, strategies and risks. The Board noted that DFA currently manages other investment advisory clients with investment strategies similar to those of the Portfolio, as repositioned. Additionally, the Board considered the historical performance of such other investment advisory clients. Based on these considerations, the Board concluded that the Portfolio was likely to be managed responsibly and capably by DFA.
Based on these considerations, among others, the Board concluded that the selection of DFA as the subadvisor to the Portfolio is likely to benefit the Portfolio’s long-term investment performance.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by DFA
The Board considered the anticipated costs of the services to be provided by DFA under the New Subadvisory Agreement and the profits expected to be realized by DFA due to its relationship with the Portfolio.  The Board considered that DFA’s subadvisory fee had been negotiated at arm’s-length by New York Life Investments and that these fees would be paid by New York Life Investments, not the Portfolio, and would be lower than the subadvisory fee paid to WMC under the then-current subadvisory agreement at every level of assets.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to
18

allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by DFA and profits expected to be realized by DFA, the Board considered, among other factors, DFA’s investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Portfolio, and that New York Life Investments would be responsible for paying the subadvisory fee for the Portfolio.  The Board also considered the financial resources of DFA and acknowledged that DFA must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for DFA to be able to provide high-quality services to the Portfolio.  The Board considered that New York Life Investments proposed to reduce the contractual management fee for the Portfolio in connection with the Repositioning.
In considering anticipated costs and profitability, the Board also considered certain fall-out benefits that may be realized by DFA and its affiliates due to their relationships with the Portfolio, including reputational and other indirect benefits.
The Board took into account the fact that the Portfolio would undergo changes to its principal investment strategies in connection with the Repositioning. The Board noted estimates from New York Life Investments and DFA that a significant portion of the holdings of the Portfolio would be sold to align the Portfolio’s holdings with the strategies that would be pursued by DFA. Additionally, the Board considered New York Life Investments’ representation that New York Life Investments would make every effort to minimize potential direct and indirect costs associated with the Repositioning.
The Board considered that any profits realized by DFA due to its relationship with the Portfolio would be the result of arm’s-length negotiations between New York Life Investments and DFA, acknowledging that any such profits would be based on fees paid to DFA by New York Life Investments, not the Portfolio.
Subadvisory Fee and Estimated Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the New Subadvisory Agreement and the Portfolio’s estimated total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee to be paid by the Portfolio to New York Life Investments because the subadvisory fee to be paid to DFA would be paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of the Portfolio’s proposed fees and estimated expenses, the Board considered information provided by ISS on fees and expenses of peer funds, and the Board considered information provided by DFA on fees charged to other investment advisory clients that follow investment strategies similar to those of the Portfolio, as repositioned.  The Board considered the contractual management fee schedule for the Portfolio as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules and noted that New York Life Investments proposed to reduce the Portfolio’s contractual management fee.  The Board also considered that in proposing fees for the Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
Based on the factors outlined above, among other considerations, the Board concluded that the Portfolio’s management fee and total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Portfolio and whether the Portfolio’s proposed expense structure would permit any economies of scale to be appropriately shared with the Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services to be provided to the Portfolio.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Portfolio’s shareholders through the Portfolio’s proposed expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, voted to approve the Repositioning and the New Subadvisory Agreement.
19

NYLI VP Epoch U.S. Equity Yield Portfolio
(formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 2.7%
General Dynamics Corp.	28,217	$ 8,186,880
Lockheed Martin Corp.	16,383	7,652,499
RTX Corp.	83,081	8,340,502
		24,179,881
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	50,416	6,899,430
Banks 9.5%
Bank of America Corp.	564,606	22,454,381
Columbia Banking System, Inc.	408,263	8,120,351
JPMorgan Chase & Co.	111,333	22,518,212
PNC Financial Services Group, Inc. (The)	44,450	6,911,086
Regions Financial Corp.	388,391	7,783,356
Truist Financial Corp.	167,432	6,504,733
U.S. Bancorp	285,000	11,314,500
		85,606,619
Beverages 2.4%
Coca-Cola Co. (The)	107,140	6,819,461
Coca-Cola Europacific Partners plc	124,230	9,052,640
PepsiCo, Inc.	32,931	5,431,310
		21,303,411
Biotechnology 2.8%
AbbVie, Inc.	103,872	17,816,125
Amgen, Inc.	24,202	7,561,915
		25,378,040
Capital Markets 3.2%
BlackRock, Inc.	14,985	11,797,990
CME Group, Inc.	35,834	7,044,965
Lazard, Inc.	252,272	9,631,745
		28,474,700
Chemicals 3.5%
Dow, Inc.	122,568	6,502,232
Linde plc	20,473	8,983,757
LyondellBasell Industries NV, Class A	65,908	6,304,759
Nutrien Ltd. (a)	106,644	5,429,246
PPG Industries, Inc.	36,813	4,634,389
		31,854,383
Commercial Services & Supplies 1.3%
Republic Services, Inc.	28,729	5,583,194
Waste Management, Inc.	27,616	5,891,597
		11,474,791
	Shares	Value

Communications Equipment 1.0%
Cisco Systems, Inc.	194,560	$ 9,243,546
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	251,649	17,039,154
Diversified Telecommunication Services 1.9%
AT&T, Inc.	443,360	8,472,610
Verizon Communications, Inc.	217,197	8,957,204
		17,429,814
Electric Utilities 4.8%
Alliant Energy Corp.	105,215	5,355,444
American Electric Power Co., Inc.	122,207	10,722,442
Duke Energy Corp.	52,106	5,222,584
Entergy Corp.	71,492	7,649,644
NextEra Energy, Inc.	137,884	9,763,566
Pinnacle West Capital Corp.	62,765	4,793,991
		43,507,671
Electrical Equipment 3.4%
Eaton Corp. plc	36,870	11,560,588
Emerson Electric Co.	106,591	11,742,065
Hubbell, Inc.	19,127	6,990,536
		30,293,189
Food Products 0.5%
Mondelez International, Inc., Class A	69,731	4,563,197
Health Care Equipment & Supplies 1.4%
Medtronic plc	160,889	12,663,573
Health Care Providers & Services 2.7%
CVS Health Corp.	134,335	7,933,825
UnitedHealth Group, Inc.	31,744	16,165,950
		24,099,775
Health Care REITs 0.6%
Welltower, Inc.	51,856	5,405,988
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	31,766	8,095,247
Vail Resorts, Inc.	29,638	5,338,693
		13,433,940
Household Durables 0.7%
Garmin Ltd.	39,082	6,367,239

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Household Products 1.7%
Colgate-Palmolive Co.	57,141	$ 5,544,963
Procter & Gamble Co. (The)	59,247	9,771,015
		15,315,978
Industrial Conglomerates 1.0%
Honeywell International, Inc.	42,119	8,994,091
Industrial REITs 0.6%
Prologis, Inc.	46,386	5,209,612
Insurance 5.4%
Arthur J. Gallagher & Co.	20,571	5,334,266
Marsh & McLennan Cos., Inc.	47,768	10,065,673
MetLife, Inc.	272,192	19,105,157
Travelers Cos., Inc. (The)	67,457	13,716,706
		48,221,802
Interactive Media & Services 0.6%
Meta Platforms, Inc., Class A	9,879	4,981,189
IT Services 1.3%
International Business Machines Corp.	69,825	12,076,234
Leisure Products 0.7%
Hasbro, Inc.	114,794	6,715,449
Machinery 1.9%
Cummins, Inc.	61,722	17,092,673
Media 2.3%
Comcast Corp., Class A	302,633	11,851,108
Omnicom Group, Inc.	99,281	8,905,506
		20,756,614
Multi-Utilities 2.3%
Ameren Corp.	67,728	4,816,138
CMS Energy Corp.	102,749	6,116,648
NiSource, Inc.	192,777	5,553,905
WEC Energy Group, Inc.	59,269	4,650,246
		21,136,937
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	97,747	15,289,586
Enterprise Products Partners LP	400,080	11,594,318
MPLX LP	243,340	10,363,851
TotalEnergies SE, Sponsored ADR	89,787	5,986,997
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	216,491	$ 9,200,867
		52,435,619
Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	117,190	4,866,901
Eli Lilly & Co.	24,439	22,126,582
Johnson & Johnson	102,639	15,001,716
Merck & Co., Inc.	138,508	17,147,290
Pfizer, Inc.	238,137	6,663,073
		65,805,562
Professional Services 0.6%
Paychex, Inc.	42,364	5,022,676
Retail REITs 0.5%
Realty Income Corp.	89,364	4,720,207
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	62,495	14,265,109
Broadcom, Inc.	12,180	19,555,355
KLA Corp.	15,837	13,057,765
Texas Instruments, Inc.	35,533	6,912,234
		53,790,463
Software 2.2%
Microsoft Corp.	32,882	14,696,610
Salesforce, Inc.	19,386	4,984,141
		19,680,751
Specialized REITs 3.3%
American Tower Corp.	25,217	4,901,681
Iron Mountain, Inc.	189,020	16,939,972
VICI Properties, Inc.	278,706	7,982,140
		29,823,793
Specialty Retail 1.6%
Best Buy Co., Inc.	66,638	5,616,917
Home Depot, Inc. (The)	24,924	8,579,838
		14,196,755
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	28,544	6,011,937
Dell Technologies, Inc., Class C	85,045	11,728,556
Hewlett Packard Enterprise Co.	322,518	6,827,706
NetApp, Inc.	77,738	10,012,655
		34,580,854
Tobacco 1.3%
Philip Morris International, Inc.	113,668	11,517,978

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Epoch U.S. Equity Yield Portfolio

	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	109,288	$ 8,667,631
Water Utilities 0.5%
Essential Utilities, Inc.	132,545	4,947,905
Total Common Stocks (Cost $684,057,065)		884,909,114
Short-Term Investments 2.2%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 5.187% (b)	13,841,018	13,841,018
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 5.316% (b)(c)	5,657,411	5,657,411
Total Short-Term Investments (Cost $19,498,429)		19,498,429
Total Investments (Cost $703,555,494)	100.5%	904,407,543
Other Assets, Less Liabilities	(0.5)	(4,661,118)
Net Assets	100.0%	$ 899,746,425

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $5,429,195. The Portfolio received cash collateral with a value of $5,657,411. (See Note 2(G))
(b)	Current yield as of June 30, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,122	$ 67,381	$ (67,662)	$ —	$ —	$ 13,841	$ 320	$ —	13,841
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 884,909,114	$ —	$ —	$ 884,909,114
Short-Term Investments
Affiliated Investment Company	13,841,018	—	—	13,841,018
Unaffiliated Investment Company	5,657,411	—	—	5,657,411
Total Short-Term Investments	19,498,429	—	—	19,498,429
Total Investments in Securities	$ 904,407,543	$ —	$ —	$ 904,407,543

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Epoch U.S. Equity Yield Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $689,714,476) including securities on loan of $5,429,195	$890,566,525
Investment in affiliated investment companies, at value (identified cost $13,841,018)	13,841,018
Receivables:
Dividends	1,540,682
Portfolio shares sold	351,521
Securities lending	1,133
Other assets	8,137
Total assets	906,309,016
Liabilities
Cash collateral received for securities on loan	5,657,411
Payables:
Manager (See Note 3)	477,192
Portfolio shares redeemed	290,683
NYLIFE Distributors (See Note 3)	79,348
Professional fees	34,172
Shareholder communication	10,646
Custodian	7,687
Trustees	14
Accrued expenses	5,438
Total liabilities	6,562,591
Net assets	$899,746,425
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$49,789
Additional paid-in-capital	575,318,559
575,368,348
Total distributable earnings (loss)	324,378,077
Net assets	$899,746,425
Initial Class
Net assets applicable to outstanding shares	$512,693,757
Shares of beneficial interest outstanding	28,142,226
Net asset value per share outstanding	$18.22
Service Class
Net assets applicable to outstanding shares	$387,052,668
Shares of beneficial interest outstanding	21,646,905
Net asset value per share outstanding	$17.88

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $38,924)	$13,986,665
Dividends-affiliated	320,341
Securities lending, net	63,287
Total income	14,370,293
Expenses
Manager (See Note 3)	3,160,318
Distribution/Service—Service Class (See Note 3)	484,278
Professional fees	62,001
Shareholder communication	28,648
Custodian	16,577
Trustees	11,101
Miscellaneous	16,845
Total expenses before waiver/reimbursement	3,779,768
Expense waiver/reimbursement from Manager (See Note 3)	(184,822)
Net expenses	3,594,946
Net investment income (loss)	10,775,347
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	43,735,059
Net change in unrealized appreciation (depreciation) on unaffiliated investments	31,926,028
Net realized and unrealized gain (loss)	75,661,087
Net increase (decrease) in net assets resulting from operations	$86,436,434
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Epoch U.S. Equity Yield Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$10,775,347	$21,272,840
Net realized gain (loss)	43,735,059	53,543,269
Net change in unrealized appreciation (depreciation)	31,926,028	(1,650,954)
Net increase (decrease) in net assets resulting from operations	86,436,434	73,165,155
Distributions to shareholders:
Initial Class	—	(46,136,902)
Service Class	—	(34,391,207)
Total distributions to shareholders	—	(80,528,109)
Capital share transactions:
Net proceeds from sales of shares	28,287,082	65,644,769
Net asset value of shares issued to shareholders in reinvestment of distributions	—	80,528,109
Cost of shares redeemed	(118,839,508)	(184,794,294)
Increase (decrease) in net assets derived from capital share transactions	(90,552,426)	(38,621,416)
Net increase (decrease) in net assets	(4,115,992)	(45,984,370)
Net Assets
Beginning of period	903,862,417	949,846,787
End of period	$899,746,425	$903,862,417
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$16.58	$16.85	$18.15	$15.13	$16.12	$14.01
Net investment income (loss) (a)	0.21	0.41	0.37	0.34	0.35	0.38
Net realized and unrealized gain (loss)	1.43	0.91	(0.90)	3.09	(0.41)	2.92
Total from investment operations	1.64	1.32	(0.53)	3.43	(0.06)	3.30
Less distributions:
From net investment income	—	(0.47)	(0.37)	(0.41)	(0.41)	(0.52)
From net realized gain on investments	—	(1.12)	(0.40)	—	(0.52)	(0.67)
Total distributions	—	(1.59)	(0.77)	(0.41)	(0.93)	(1.19)
Net asset value at end of period	$18.22	$16.58	$16.85	$18.15	$15.13	$16.12
Total investment return (b)	9.89%	8.69%	(2.50)%	22.89%	0.03%	24.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.46%††	2.45%	2.13%	2.02%	2.47%	2.43%
Net expenses (c)	0.68%††	0.68%	0.68%	0.68%	0.68%	0.68%
Expenses (before waiver/reimbursement) (c)	0.72%††	0.72%	0.71%	0.72%	0.73%	0.72%
Portfolio turnover rate	5%	19%	19%	20%	26%	22%
Net assets at end of period (in 000's)	$512,694	$516,354	$539,762	$640,585	$495,193	$591,185

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Epoch U.S. Equity Yield Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$16.29	$16.57	$17.86	$14.90	$15.89	$13.81
Net investment income (loss) (a)	0.19	0.36	0.32	0.29	0.31	0.34
Net realized and unrealized gain (loss)	1.40	0.90	(0.88)	3.05	(0.42)	2.88
Total from investment operations	1.59	1.26	(0.56)	3.34	(0.11)	3.22
Less distributions:
From net investment income	—	(0.42)	(0.33)	(0.38)	(0.36)	(0.47)
From net realized gain on investments	—	(1.12)	(0.40)	—	(0.52)	(0.67)
Total distributions	—	(1.54)	(0.73)	(0.38)	(0.88)	(1.14)
Net asset value at end of period	$17.88	$16.29	$16.57	$17.86	$14.90	$15.89
Total investment return (b)	9.76%(c)	8.42%	(2.74)%	22.58%	(0.22)%	23.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.21%††	2.20%	1.89%	1.77%	2.21%	2.18%
Net expenses (d)	0.93%††	0.93%	0.93%	0.93%	0.93%	0.93%
Expenses (before waiver/reimbursement) (d)	0.97%††	0.97%	0.96%	0.97%	0.98%	0.97%
Portfolio turnover rate	5%	19%	19%	20%	26%	22%
Net assets at end of period (in 000's)	$387,053	$387,508	$410,085	$461,880	$422,053	$460,793

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Epoch U.S. Equity Yield Portfolio (formerly known as MainStay VP Epoch U.S. Equity Yield Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income and capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

12	NYLI VP Epoch U.S. Equity Yield Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter
13

Notes to Financial Statements (Unaudited) (continued)
assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the

14	NYLI VP Epoch U.S. Equity Yield Portfolio

term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.69% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,160,318 and waived fees and/or reimbursed expenses in the amount of $184,822 and paid the Subadvisor fees in the amount of $1,487,748.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$709,215,375	$220,249,367	$(25,057,199)	$195,192,168
15

Notes to Financial Statements (Unaudited) (continued)
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$22,976,175
Long-Term Capital Gains	57,551,934
Total	$80,528,109
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $48,606 and $127,760, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	905,675	$15,433,750
Shares redeemed	(3,909,321)	(69,210,241)
Net increase (decrease)	(3,003,646)	$(53,776,491)
Year ended December 31, 2023:
Shares sold	2,083,263	$34,699,500
Shares issued to shareholders in reinvestment of distributions	3,026,105	46,136,902
Shares redeemed	(6,005,847)	(100,601,391)
Net increase (decrease)	(896,479)	$(19,764,989)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	747,327	$12,853,332
Shares redeemed	(2,886,300)	(49,629,267)
Net increase (decrease)	(2,138,973)	$(36,775,935)
Year ended December 31, 2023:
Shares sold	1,884,974	$30,945,269
Shares issued to shareholders in reinvestment of distributions	2,294,200	34,391,207
Shares redeemed	(5,135,703)	(84,192,903)
Net increase (decrease)	(956,529)	$(18,856,427)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP Epoch U.S. Equity Yield Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
17

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
(formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024
* Fidelity Institutional AM is a registered trade mark of FMR LLC. Used with permission.

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Electric Utilities 68.9%
American Electric Power Co., Inc.	489,053	$ 42,909,510
Constellation Energy Corp.	354,168	70,929,225
Duke Energy Corp.	191,013	19,145,233
Edison International	678,666	48,735,005
Entergy Corp.	381,448	40,814,936
Eversource Energy	671,309	38,069,933
Exelon Corp.	200,321	6,933,110
FirstEnergy Corp.	968,681	37,071,422
NextEra Energy, Inc.	1,930,160	136,674,630
NRG Energy, Inc.	394,762	30,736,169
PG&E Corp.	3,186,899	55,643,257
Pinnacle West Capital Corp.	124,100	9,478,758
PPL Corp.	1,086,469	30,040,868
Southern Co. (The)	471,696	36,589,459
		603,771,515
Electrical Equipment 0.1%
Eaton Corp. plc	4,300	1,348,265
Gas Utilities 2.6%
Southwest Gas Holdings, Inc.	150,749	10,609,715
UGI Corp.	534,625	12,242,912
		22,852,627
Independent Power and Renewable Electricity Producers 10.3%
AES Corp. (The)	1,247,487	21,918,346
Clearway Energy, Inc.	84,500	1,914,770
NextEra Energy Partners LP (a)	841,623	23,262,460
Vistra Corp.	499,110	42,913,478
		90,009,054
Multi-Utilities 17.0%
Ameren Corp.	79,503	5,653,459
Consolidated Edison, Inc.	98,920	8,845,427
NiSource, Inc.	694,484	20,008,084
Public Service Enterprise Group, Inc.	597,449	44,031,991
Sempra	923,203	70,218,820
		148,757,781
Oil, Gas & Consumable Fuels 0.8%
Cameco Corp.	98,800	4,860,960
Paladin Energy Ltd. (b)	285,485	2,360,351
		7,221,311
Total Common Stocks (Cost $799,262,194)		873,960,553
	Shares	Value
Short-Term Investments 1.0%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	2,760,762	$ 2,760,762
Unaffiliated Investment Companies 0.7%
Fidelity Government Portfolio, 5.311% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.316% (c)(d)	2,136,820	2,136,820
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.332% (c)(d)	3,000,000	3,000,000
		6,136,820
Total Short-Term Investments (Cost $8,897,582)		8,897,582
Total Investments (Cost $808,159,776)	100.7%	882,858,135
Other Assets, Less Liabilities	(0.7)	(6,502,380)
Net Assets	100.0%	$ 876,355,755

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $17,746,151; the total market value of collateral held by the Portfolio was $18,798,112. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,661,292. The Portfolio received cash collateral with a value of $6,136,820. (See Note 2(H))
(b)	Non-income producing security.
(c)	Current yield as of June 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,214	$ 124,391	$ (134,844)	$ —	$ —	$ 2,761	$ 173	$ —	2,761
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Oil, Gas & Consumable Fuels	$ 4,860,960	$ 2,360,351	$ —	$ 7,221,311
All Other Industries	866,739,242	—	—	866,739,242
Total Common Stocks	871,600,202	2,360,351	—	873,960,553
Short-Term Investments
Affiliated Investment Company	2,760,762	—	—	2,760,762
Unaffiliated Investment Companies	6,136,820	—	—	6,136,820
Total Short-Term Investments	8,897,582	—	—	8,897,582
Total Investments in Securities	$ 880,497,784	$ 2,360,351	$ —	$ 882,858,135

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $805,399,014) including securities on loan of $17,746,151	$880,097,373
Investment in affiliated investment companies, at value (identified cost $2,760,762)	2,760,762
Cash denominated in foreign currencies (identified cost $31)	30
Receivables:
Dividends	1,344,708
Portfolio shares sold	350,299
Securities lending	6,853
Other assets	8,860
Total assets	884,568,885
Liabilities
Cash collateral received for securities on loan	6,136,820
Due to custodian	8,484
Payables:
Portfolio shares redeemed	1,361,725
Manager (See Note 3)	479,842
NYLIFE Distributors (See Note 3)	153,672
Professional fees	41,729
Shareholder communication	17,199
Custodian	6,472
Trustees	92
Accrued expenses	7,095
Total liabilities	8,213,130
Net assets	$876,355,755
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$73,482
Additional paid-in-capital	675,767,473
675,840,955
Total distributable earnings (loss)	200,514,800
Net assets	$876,355,755
Initial Class
Net assets applicable to outstanding shares	$159,552,868
Shares of beneficial interest outstanding	13,315,737
Net asset value per share outstanding	$11.98
Service Class
Net assets applicable to outstanding shares	$716,802,887
Shares of beneficial interest outstanding	60,166,444
Net asset value per share outstanding	$11.91

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $1,174)	$14,797,481
Dividends-affiliated	172,751
Securities lending, net	14,552
Total income	14,984,784
Expenses
Manager (See Note 3)	2,981,617
Distribution/Service—Service Class (See Note 3)	903,794
Professional fees	54,977
Shareholder communication	31,424
Custodian	17,825
Trustees	9,590
Miscellaneous	17,810
Total expenses	4,017,037
Net investment income (loss)	10,967,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	32,964,600
Foreign currency transactions	1,495
Net realized gain (loss)	32,966,095
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	65,475,699
Translation of other assets and liabilities in foreign currencies	(7,694)
Net change in unrealized appreciation (depreciation)	65,468,005
Net realized and unrealized gain (loss)	98,434,100
Net increase (decrease) in net assets resulting from operations	$109,401,847
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$10,967,747	$19,526,422
Net realized gain (loss)	32,966,095	65,754,190
Net change in unrealized appreciation (depreciation)	65,468,005	(104,730,541)
Net increase (decrease) in net assets resulting from operations	109,401,847	(19,449,929)
Distributions to shareholders:
Initial Class	—	(35,326,559)
Service Class	—	(118,635,558)
Total distributions to shareholders	—	(153,962,117)
Capital share transactions:
Net proceeds from sales of shares	32,528,075	90,808,057
Net asset value of shares issued to shareholders in reinvestment of distributions	—	153,962,117
Cost of shares redeemed	(210,871,360)	(183,186,887)
Increase (decrease) in net assets derived from capital share transactions	(178,343,285)	61,583,287
Net increase (decrease) in net assets	(68,941,438)	(111,828,759)
Net Assets
Beginning of period	945,297,193	1,057,125,952
End of period	$876,355,755	$945,297,193
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$10.72	$13.20	$13.58	$12.35	$13.49	$11.68
Net investment income (loss) (a)	0.14	0.27	0.20	0.31	0.25	0.31
Net realized and unrealized gain (loss)	1.12	(0.69)	0.43	1.73	(0.34)	2.39
Total from investment operations	1.26	(0.42)	0.63	2.04	(0.09)	2.70
Less distributions:
From net investment income	—	(0.26)	(0.30)	(0.28)	(0.33)	(0.34)
From net realized gain on investments	—	(1.80)	(0.71)	(0.53)	(0.72)	(0.55)
Total distributions	—	(2.06)	(1.01)	(0.81)	(1.05)	(0.89)
Net asset value at end of period	$11.98	$10.72	$13.20	$13.58	$12.35	$13.49
Total investment return (b)	11.75%(c)	(1.46)%	5.57%	17.24%	(0.38)%	23.26%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.55%††	2.23%	1.46%	2.41%	2.06%	2.41%
Net expenses (d)	0.67%††	0.67%	0.66%	0.66%	0.67%	0.68%
Portfolio turnover rate	35%	71%	53%	34%	62%	47%
Net assets at end of period (in 000's)	$159,553	$222,112	$202,092	$215,594	$135,814	$97,503

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$10.67	$13.14	$13.51	$12.29	$13.43	$11.63
Net investment income (loss) (a)	0.13	0.24	0.17	0.27	0.22	0.28
Net realized and unrealized gain (loss)	1.11	(0.69)	0.43	1.72	(0.35)	2.37
Total from investment operations	1.24	(0.45)	0.60	1.99	(0.13)	2.65
Less distributions:
From net investment income	—	(0.22)	(0.26)	(0.24)	(0.29)	(0.30)
From net realized gain on investments	—	(1.80)	(0.71)	(0.53)	(0.72)	(0.55)
Total distributions	—	(2.02)	(0.97)	(0.77)	(1.01)	(0.85)
Net asset value at end of period	$11.91	$10.67	$13.14	$13.51	$12.29	$13.43
Total investment return (b)	11.62%(c)	(1.71)%	5.31%	16.95%	(0.63)%	22.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.30%††	1.95%	1.22%	2.14%	1.80%	2.15%
Net expenses (d)	0.92%††	0.92%	0.91%	0.91%	0.92%	0.93%
Portfolio turnover rate	35%	71%	53%	34%	62%	47%
Net assets at end of period (in 000's)	$716,803	$723,185	$855,034	$978,694	$953,655	$1,121,657

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Fidelity Institutional AM® Utilities Portfolio (formerly known as MainStay VP Fidelity Institutional AM® Utilities Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

9

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between

10	NYLI VP Fidelity Institutional AM® Utilities Portfolio

such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
11

Notes to Financial Statements (Unaudited) (continued)
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. FIAM LLC (“FIAM" or the “Subadvisor”) a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and FIAM, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.64% up to $1 billion; 0.61% from $1 billion to $3 billion; and 0.60% in excess of $3 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.64% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,981,617 and paid the Subadvisor in the amount of $1,192,687.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or

12	NYLI VP Fidelity Institutional AM® Utilities Portfolio

procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$812,021,592	$102,205,755	$(31,369,212)	$70,836,543
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$25,879,043
Long-Term Capital Gains	128,083,074
Total	$153,962,117
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $327,859 and $474,953, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the six-month period ended June 30, 2024, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$1,376	$30,349	$3,168
13

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	652,384	$7,165,030
Shares redeemed	(8,058,862)	(97,373,613)
Net increase (decrease)	(7,406,478)	$(90,208,583)
Year ended December 31, 2023:
Shares sold	3,031,623	$36,492,478
Shares issued to shareholders in reinvestment of distributions	3,657,334	35,326,559
Shares redeemed	(1,273,025)	(14,354,261)
Net increase (decrease)	5,415,932	$57,464,776

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,252,098	$25,363,045
Shares redeemed	(9,860,379)	(113,497,747)
Net increase (decrease)	(7,608,281)	$(88,134,702)
Year ended December 31, 2023:
Shares sold	4,557,944	$54,315,579
Shares issued to shareholders in reinvestment of distributions	12,330,897	118,635,558
Shares redeemed	(14,170,338)	(168,832,626)
Net increase (decrease)	2,718,503	$4,118,511
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
14	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
15

NYLI VP Floating Rate Portfolio
(formerly known as MainStay VP Floating Rate Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.8%
Asset-Backed Securities 3.0%
Other Asset-Backed Securities 3.0%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 525,683
Series 2024-1A, Class D
9.145% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,253,624
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
9.521% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)(c)	1,937,500	1,937,500
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
7.551% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,004,408
Series 2023-20A, Class D
9.351% (3 Month SOFR + 4.00%), due 10/16/36	848,215	861,827
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.125% (3 Month SOFR + 2.80%), due 10/20/35	900,000	903,350
Series 2022-21A, Class C
10.645% (3 Month SOFR + 5.32%), due 10/20/35	1,000,000	1,012,800
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.275% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,006,406
Series 2022-1A, Class D
10.655% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	1,014,264
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
7.291% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,509,631
Series 2024-1A, Class D
8.891% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,229,910
Empower CLO Ltd. (a)(b)
Series 2023-2A, Class B
8.079% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,267,136
Series 2023-2A, Class D
10.729% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,298,146
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
7.625% (3 Month SOFR + 2.30%), due 10/20/36	$ 1,000,000	$ 1,006,048
Series 2023-32A, Class D
9.625% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,006,489
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
8.376% (3 Month SOFR + 3.05%), due 10/23/35	750,000	751,418
Series 2022-51A, Class D
11.026% (3 Month SOFR + 5.70%), due 10/23/35	750,000	754,424
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
7.575% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,009,958
Series 2023-16A, Class D
9.325% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,024,878
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
7.305% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,257,889
Series 2021-4A, Class D
8.54% (3 Month SOFR + 3.212%), due 10/15/34	1,575,000	1,577,003
Series 2024-1A, Class D
8.705% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,254,659
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.329% (3 Month SOFR + 3.00%), due 10/15/35	1,500,000	1,509,608
Series 2022-21A, Class D
10.429% (3 Month SOFR + 5.10%), due 10/15/35	1,071,000	1,083,476
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
7.295% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,506,138
Series 2024-24A, Class D
8.895% (3 Month SOFR + 3.60%), due 4/23/37	1,500,000	1,506,602
Total Asset-Backed Securities (Cost $29,699,653)		30,073,275

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds 6.8%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	$ 200,000	$ 201,479
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	269,159
TransDigm, Inc.
7.125%, due 12/1/31 (a)	500,000	515,189
		985,827
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	193,202
4.625%, due 4/15/29	600,000	558,786
		751,988
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,097,002
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,083,988
		4,180,990
Building Materials 0.4%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	990,000	1,002,375
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,516,951
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,250,000	1,258,890
		3,778,216
Chemicals 0.6%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	330,000	180,675
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,262,889
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	1,062,128
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,220,000	1,212,692
9.75%, due 11/15/28	1,500,000	1,586,956
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	338,430
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	276,509
		5,920,279
	Principal Amount	Value

Commercial Services 0.7%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	$ 950,000	$ 952,472
9.75%, due 7/15/27	1,000,000	993,895
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	1,500,000	1,485,462
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,384,390
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	836,698
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	985,423
Sotheby's
5.875%, due 6/1/29 (a)	900,000	669,759
		7,308,099
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	350,000	344,867
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	880,000	905,124
		1,249,991
Diversified Financial Services 0.5%
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	569,800
7.75%, due 5/15/26	1,125,000	1,147,975
8.00%, due 2/15/27	750,000	774,692
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,538,212
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	1,069,000	946,705
		4,977,384
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,451,014
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,000,000	1,080,694
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,440,570
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	904,651
		2,345,221

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	$ 1,000,000	$ 943,763
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	231,579
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	259,448
		491,027
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	190,865
Healthcare-Services 0.3%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	114,035
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)(c)	1,000,000	1,013,160
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	357,691
LifePoint Health, Inc.
10.00%, due 6/1/32 (a)	1,000,000	1,022,413
		2,507,299
Insurance 0.4%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	552,660
8.50%, due 6/15/29	1,050,000	1,060,815
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,022,868
		3,636,343
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	567,105
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	309,935
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	384,988
	Principal Amount	Value

Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	$ 220,000	$ 139,456
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	900,000	663,358
		802,814
Media 0.6%
Gray Television, Inc.
10.50%, due 7/15/29 (a)	1,040,000	1,045,595
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	281,936
Univision Communications, Inc. (a)
6.625%, due 6/1/27	600,000	574,405
8.00%, due 8/15/28	2,113,000	2,060,657
8.50%, due 7/31/31	1,750,000	1,699,844
		5,662,437
Oil & Gas 0.1%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,211,609
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	338,502
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	100,000	97,865
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,529,987
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	790,000	862,842
		2,829,196
Pharmaceuticals 0.2%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	279,459
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	890,596
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	538,951
		1,709,006
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	411,133
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	509,455
		920,588
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	$ 1,330,000	$ 818,595
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	335,291
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	288,833
7.25%, due 7/15/28 (a)	900,000	930,668
		1,554,792
Retail 0.2%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	915,512
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	580,127
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	883,877
		2,379,516
Software 0.4%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	278,633
4.875%, due 7/1/29	300,000	278,419
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,355,597
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,524,376
		3,437,025
Telecommunications 0.1%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	273,367
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	368,000	364,472
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	263,081
		900,920
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,166,268
Total Corporate Bonds (Cost $67,972,120)		66,453,794
	Principal Amount	Value
Loan Assignments 85.0%
Aerospace & Defense 2.6%
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 3
9.344% (1 Month SOFR + 4.00%), due 2/15/29	$ 2,776,667	$ 2,785,921
First Lien Tranche Term Loan 1
9.458% (1 Month SOFR + 4.00%), due 1/29/27	1,083,627	1,085,884
Arcline FM Holdings LLC
First Lien Initial Term Loan
10.346% (3 Month SOFR + 4.75%), due 6/23/28 (b)	2,848,036	2,849,816
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
7.194% (1 Month SOFR + 1.75%), due 9/7/27 (b)	2,571,081	2,570,621
Barnes Group, Inc.
2024 Refinancing Term Loan
7.844% (1 Month SOFR + 2.50%), due 8/30/30 (b)	478,221	478,819
Chromalloy Corp.
Term Loan
9.058% (3 Month SOFR + 3.75%), due 3/27/31 (b)	1,500,000	1,501,875
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
9.262% (6 Month SOFR + 3.75%), due 8/3/29 (b)	1,977,637	1,918,308
Dynasty Acquisition Co., Inc. (b)
2024 Specified Refinancing Term Loan B1
8.844% (1 Month SOFR + 3.50%), due 8/24/28	2,717,990	2,726,823
2024 Specified Refinancing Term Loan B2
8.844% (1 Month SOFR + 3.50%), due 8/24/28	1,047,987	1,051,393
KBR, Inc.
Incremental Term Loan B
7.594% (1 Month SOFR + 2.25%), due 1/17/31 (b)	698,250	701,450
SkyMiles IP Ltd.
Initial Term Loan
9.075% (3 Month SOFR + 3.75%), due 10/20/27 (b)	1,152,911	1,179,933
TransDigm, Inc. (b)
Tranche Initial Term Loan I
8.085% (3 Month SOFR + 2.75%), due 8/24/28	4,177,903	4,183,995

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Aerospace & Defense (continued)
TransDigm, Inc. (b) (continued)
Tranche Initial Term Loan K
8.085% (3 Month SOFR + 2.75%), due 3/22/30	$ 1,391,844	$ 1,393,801
United AirLines, Inc.
2024 Term Loan B
8.094% (1 Month SOFR + 2.75%), due 2/22/31 (b)	1,346,625	1,347,828
WestJet Airlines Ltd.
Term Loan
8.444% (1 Month SOFR + 3.00%), due 12/11/26 (b)	203,257	203,479
		25,979,946
Animal Food 0.2%
Alltech, Inc.
Term Loan B
9.458% (1 Month SOFR + 4.00%), due 10/13/28 (b)	1,514,898	1,505,430
Automobile 2.4%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
10.485% (3 Month SOFR + 5.00%), due 12/30/27 (b)	2,635,492	2,630,003
Autokiniton U.S. Holdings, Inc.
2024 Replacement Term Loan B
9.458% (1 Month SOFR + 4.00%), due 4/6/28 (b)	1,981,178	1,992,322
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.841% (3 Month SOFR + 2.25%), due 10/30/26 (b)	1,196,875	1,197,374
Belron Finance U.S. LLC (b)
2028 Dollar Incremental Term Loan
7.514% (3 Month SOFR + 1.925%), due 4/13/28	938,475	938,475
2029 Dollar Incremental Term Loan
7.677% (3 Month SOFR + 2.25%), due 4/18/29	496,250	496,870
First Incremental Term Loan
7.835% (3 Month SOFR + 2.25%), due 11/13/25	947,500	947,204
Clarios Global LP
First Lien 2024 Refinancing Term Loan
8.344% (1 Month SOFR + 3.00%), due 5/6/30 (b)	3,420,000	3,426,413
	Principal Amount	Value

Automobile (continued)
First Brands Group LLC (b)
First Lien 2021 Term Loan
10.591% (3 Month SOFR + 5.00%), due 3/30/27	$ 2,656,384	$ 2,636,461
First Lien 2022 Incremental Term Loan II
10.591% (3 Month SOFR + 5.00%), due 3/30/27	796,259	790,618
Gates Corp.
Initial Dollar Term Loan B5
7.594% (1 Month SOFR + 2.25%), due 6/4/31 (b)	3,500,000	3,500,486
Mavis Tire Express Services Topco Corp.
First Lien 2024 Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 5/4/28 (b)	2,388,000	2,391,317
Wand Newco 3, Inc.
First Lien 2024 Refinancing Term Loan
9.094% (1 Month SOFR + 3.75%), due 1/30/31 (b)	2,333,333	2,346,944
		23,294,487
Banking 0.6%
Edelman Financial Engines Center LLC (The)
2024 Refinancing Term Loan
8.594% (1 Month SOFR + 3.25%), due 4/7/28 (b)	2,613,488	2,615,121
Jane Street Group LLC
2024 Repricing Term Loan
7.958% (1 Month SOFR + 2.50%), due 1/26/28 (b)	3,701,161	3,697,197
		6,312,318
Beverage, Food & Tobacco 1.2%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
9.208% (1 Month SOFR + 3.75%), due 10/1/25 (b)	1,657,175	1,564,650
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
8.458% (1 Month SOFR + 3.00%), due 12/8/28 (b)	1,290,084	1,290,891
Froneri International Ltd.
First Lien Facility Term Loan B2
7.694% (1 Month SOFR + 2.25%), due 1/29/27 (b)	1,425,600	1,424,298
Naked Juice LLC
First Lien Initial Term Loan
8.685% (3 Month SOFR + 3.25%), due 1/24/29 (b)	3,708,625	3,432,796
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Beverage, Food & Tobacco (continued)
Pegasus BidCo BV
2024-1 Dollar Term Loan
9.072% (3 Month SOFR + 3.75%), due 7/12/29 (b)	$ 1,576,080	$ 1,582,648
Sotheby's
2021 Second Refinancing Term Loan
10.09% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,228,152	2,045,258
		11,340,541
Broadcasting & Entertainment 1.0%
Altice France SA
USD Term Loan B14
10.829% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,970,456	2,174,002
CMG Media Corp.
First Lien 2021 Term Loan B
8.935% (3 Month SOFR + 3.50%), due 12/17/26 (b)	2,707,781	2,146,594
Gray Television, Inc.
Term Loan D
8.444% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,552,000	1,392,920
Nexstar Media, Inc.
Term Loan B4
7.958% (1 Month SOFR + 2.50%), due 9/18/26 (b)	1,719,214	1,721,793
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 1/31/29	2,033,200	1,982,370
First Lien 2022 Incremental Term Loan
9.585% (3 Month SOFR + 4.25%), due 6/24/29	661,500	660,673
		10,078,352
Buildings & Real Estate 1.9%
Allspring Buyer LLC
Initial Term Loan
8.887% (3 Month SOFR + 3.25%), due 11/1/28 (b)	1,560,847	1,554,994
Beacon Roofing Supply, Inc.
2024 Refinancing Term Loan
7.344% (1 Month SOFR + 2.00%), due 5/19/28 (b)	1,455,188	1,458,825
	Principal Amount	Value

Buildings & Real Estate (continued)
Core & Main LP
Tranche Initial Term Loan D
7.339% (3 Month SOFR + 2.00%), due 7/27/28 (b)	$ 2,468,094	$ 2,468,094
Cornerstone Building Brands, Inc. (b)
Tranche Term Loan B
8.679% (1 Month SOFR + 3.25%), due 4/12/28	2,438,015	2,374,017
Initial Term Loan
10.954% (1 Month SOFR + 5.625%), due 8/1/28	1,185,000	1,193,295
Cushman & Wakefield U.S. Borrower LLC (b)
Replacement Term Loan
8.208% (1 Month SOFR + 2.75%), due 8/21/25	75,891	75,796
2024-2 Term Loan
8.344% (1 Month SOFR + 3.00%), due 1/31/30	1,517,562	1,515,665
2024-1 Term Loan
9.094% (1 Month SOFR + 3.75%), due 1/31/30	831,250	835,406
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.335% (3 Month SOFR + 3.00%), due 7/21/28 (b)	1,817,423	1,811,257
WEC U.S. Holdings Ltd.
Initial Term Loan
8.094% (1 Month SOFR + 2.75%), due 1/27/31 (b)	3,013,944	3,015,451
Wilsonart LLC
Tranche Term Loan E
8.685% (3 Month SOFR + 3.25%), due 12/31/26 (b)	2,850,422	2,852,797
		19,155,597
Capital Equipment 0.8%
AZZ, Inc.
Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 5/13/29 (b)	1,730,962	1,740,338
CPM Holdings, Inc.
Initial Term Loan
9.829% (1 Month SOFR + 4.50%), due 9/28/28 (b)	2,487,500	2,461,070
Crosby U.S. Acquisition Corp.
Amendment No. 3 Replacement Term Loan
9.344% (1 Month SOFR + 4.00%), due 8/16/29 (b)	597,000	599,519

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Capital Equipment (continued)
Discovery Energy Holding Corp.
Initial Dollar Term Loan
10.085% (3 Month SOFR + 4.75%), due 5/1/31 (b)	$ 1,733,333	$ 1,739,110
MI Windows and Doors LLC
2024 Incremental Term Loan
8.844% (1 Month SOFR + 3.50%), due 3/28/31 (b)	1,090,909	1,096,819
		7,636,856
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
9.235% (3 Month SOFR + 3.75%), due 12/12/25 (b)	994,737	970,490
LSF11 A5 Holdco LLC
2024 Refinancing Term Loan
8.958% (1 Month SOFR + 3.50%), due 10/15/28 (b)	1,748,819	1,746,633
		2,717,123
Chemicals, Plastics & Rubber 5.3%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
9.444% (1 Month SOFR + 4.00%), due 11/24/27	516,068	510,584
First Lien 2022 Incremental Term Loan
10.094% (1 Month SOFR + 4.75%), due 11/24/27 (d)	1,477,500	1,464,572
Axalta Coating Systems Dutch Holding B BV
Dollar Facility Term Loan B6
7.335% (3 Month SOFR + 2.00%), due 12/20/29 (b)	2,133,044	2,136,244
Bakelite U.S. Holdco, Inc.
New Term Loan
8.835% (3 Month SOFR + 3.50%), due 5/29/29 (b)	2,768,500	2,777,152
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.119% (1 Month SOFR + 3.675%), due 4/13/29 (b)	2,940,000	2,944,410
Herens Holdco SARL
USD Facility Term Loan B
9.36% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,648,202	2,564,620
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Ineos Quattro Holdings U.K. Ltd. (b)
2030 Tranche Dollar Term Loan B
9.194% (1 Month SOFR + 3.75%), due 3/14/30	$ 1,485,000	$ 1,473,862
2029 Tranche Dollar Term Loan B
9.694% (1 Month SOFR + 4.25%), due 4/2/29	1,891,609	1,885,698
Ineos U.S. Finance LLC (b)
2030 Dollar Term Loan
8.929% (1 Month SOFR + 3.50%), due 11/8/27	1,408,494	1,407,438
2030 Dollar Term Loan
8.929% (1 Month SOFR + 3.50%), due 2/18/30	992,500	987,538
Innophos Holdings, Inc.
Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 2/5/27 (b)	2,440,000	2,421,090
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.458% (1 Month SOFR + 3.00%), due 5/5/28 (b)	3,616,823	3,616,258
Koppers, Inc.
Incremental Term Loan B1
8.34% (1 Month SOFR + 3.00%), due 4/10/30 (b)	3,465,109	3,482,435
Nouryon Finance BV (b)
2024 Dollar Term Loan B1
8.826% (3 Month SOFR + 3.50%), due 4/3/28	3,396,201	3,401,862
2024 Dollar Term Loan B2
8.829% (1 Month SOFR + 3.50%), due 4/3/28	1,240,625	1,243,727
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
9.321% (3 Month SOFR + 3.75%), due 11/9/28 (b)	1,153,560	1,154,842
OQ Chemicals International Holding GmbH
Tranche Term Loan B2
8.906% (3 Month SOFR + 3.50%), due 10/14/24 (b)(e)	1,666,798	1,541,788
PMHC II, Inc.
Initial Term Loan
9.706% (3 Month SOFR + 4.25%), due 4/23/29 (b)	2,947,500	2,874,426
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.83% (3 Month SOFR + 3.50%), due 3/16/27 (b)	$ 3,653,228	$ 3,653,735
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
8.694% (1 Month SOFR + 3.25%), due 8/2/28 (b)	877,500	876,403
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 3/3/28 (b)	2,582,152	2,575,697
Tronox Finance LLC (b)
First Lien Refinancing Term Loan 7.958% - 8.096%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 3/10/28	1,219,316	1,219,316
Term Loan
8.094% (1 Month LIBOR + 2.75%), due 4/4/29	996,817	998,063
W. R. Grace Holdings LLC
Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 9/22/28 (b)	2,459,943	2,467,411
Windsor Holdings III LLC
2024 Dollar Refinancing Term Loan B
9.339% (1 Month SOFR + 4.00%), due 8/1/30 (b)	2,481,281	2,494,928
		52,174,099
Commercial Services 0.3%
Prime Security Services Borrower LLC
First Lien 2024 Refinancing Term Loan B1
7.579% (3 Month SOFR + 2.25%), due 10/13/30 (b)	2,493,750	2,492,191
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
9.458% (1 Month SOFR + 4.00%), due 10/6/28 (b)	2,052,750	1,748,803
Containers, Packaging & Glass 3.1%
Alliance Laundry Systems LLC
Initial Term Loan B
8.899% (3 Month SOFR + 3.50%), due 10/8/27 (b)	2,962,955	2,971,103
	Principal Amount	Value

Containers, Packaging & Glass (continued)
Altium Packaging LLC
First Lien 2024 Incremental Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/11/31 (b)	$ 2,023,395	$ 2,018,337
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 10.585% - 10.596%
(3 Month SOFR + 5.00%), due 12/7/25 (b)	2,060,538	1,648,430
Berlin Packaging LLC
2024 Refinancing Term Loan 9.078% - 9.192%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 6/7/31 (b)	2,993,008	2,998,449
Charter Next Generation, Inc.
First Lien 2024 Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 12/1/27 (b)	2,805,691	2,807,605
Flint Group Packaging Inks North America Holdings LLC (b)(f)
USD Facility Term Loan B
10.588% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26	713,810	681,094
First Lien USD Facility Term Loan B
12.588% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27	369,171	315,949
Second Lien USD Facility Term Loan B
12.588% (6.90% PIK) (3 Month SOFR + 0.10%), due 12/31/27	492,309	81,231
Graham Packaging Co., Inc.
2021 Initial Term Loan
8.458% (1 Month SOFR + 3.00%), due 8/4/27 (b)	3,172,748	3,175,800
Mauser Packaging Solutions Holding Co.
Term Loan B1
8.829% (1 Month SOFR + 3.50%), due 4/15/27 (b)	181,500	181,585
Pactiv Evergreen, Inc.
U.S. Tranche Term Loan B4
7.844% (1 Month SOFR + 2.50%), due 9/24/28 (b)	487,500	487,754
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
7.827% (2.50% PIK) (3 Month SOFR + 2.50%), due 10/2/28 (f)	429,748	440,706

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Containers, Packaging & Glass (continued)
Pretium PKG Holdings, Inc. (b) (continued)
First Lien Third Amendment Tranche Initial Term Loan A1
8.524% (1.403% PIK) (3 Month SOFR + 3.197%), due 10/2/28 (f)	$ 1,594,848	$ 1,374,228
Second Lien Initial Term Loan
12.333% (3 Month SOFR + 6.75%), due 10/1/29 (d)	750,000	448,125
ProAmpac PG Borrower LLC
2024-1 Refinancing Term Loan 9.322% - 9.329%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,653,344	3,657,910
Reynolds Consumer Products LLC
Initial Term Loan
7.194% (1 Month SOFR + 1.75%), due 2/4/27 (b)	1,087,614	1,089,078
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
9.708% (1 Month SOFR + 4.25%), due 7/7/28 (b)	2,271,105	2,224,264
Trident TPI Holdings, Inc.
Tranche Initial Term Loan B6
9.302% (3 Month SOFR + 4.00%), due 9/15/28 (b)	3,548,696	3,552,578
		30,154,226
Diversified/Conglomerate Manufacturing 1.9%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
9.194% (1 Month SOFR + 3.75%), due 5/12/28 (b)	4,197,111	4,179,273
Filtration Group Corp.
2021 Incremental Term Loan
8.958% (1 Month SOFR + 3.50%), due 10/21/28 (b)	3,478,031	3,491,509
GYP Holdings III Corp.
First Lien 2024 Refinancing Term Loan
7.594% (1 Month SOFR + 2.25%), due 5/12/30 (b)	1,360,200	1,362,468
Iron Mountain Information Management LLC
Incremental Term Loan B
7.208% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	1,757,813	1,753,418
	Principal Amount	Value

Diversified/Conglomerate Manufacturing (continued)
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 9/6/25	$ 1,035,521	$ 1,018,324
First Lien First Amendment Additional Term Loan
10.208% (1 Month SOFR + 4.75%), due 7/24/26	978,277	967,760
QUIKRETE Holdings, Inc.
First Lien Tranche Initial Term Loan B1
7.844% (1 Month SOFR + 2.50%), due 4/14/31 (b)	5,192,631	5,200,565
Red Ventures LLC
First Lien Term Loan B4
8.344% (1 Month SOFR + 3.00%), due 3/3/30 (b)	529,821	523,364
		18,496,681
Diversified/Conglomerate Service 1.7%
Applied Systems, Inc.
First Lien 2024 Initial Term Loan
8.835% (3 Month SOFR + 3.50%), due 2/24/31 (b)	3,017,175	3,038,090
Blackhawk Network Holdings, Inc.
First Lien Additional Term Loan B1
10.344% (1 Month SOFR + 5.00%), due 3/12/29 (b)	2,500,000	2,502,605
Brightview Landscapes LLC
2024 Initial Term Loan
7.835% (3 Month SOFR + 2.50%), due 4/20/29 (b)	666,321	667,987
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial USD Term Loan B
9.685% (3 Month SOFR + 4.25%), due 7/6/29	1,152,518	1,155,880
First Lien Delayed Draw Term Loan B
9.685% (3 Month SOFR + 4.25%), due 7/6/29	531,932	533,483
Genesys Cloud Services Holdings I LLC (b)
2024 Incremental No. 2 Dollar Term Loan
8.844% (1 Month SOFR + 3.50%), due 12/1/27	2,377,431	2,387,832
2024 Incremental Dollar Term Loan
9.208% (1 Month SOFR + 3.75%), due 12/1/27	1,995,000	2,007,469
MKS Instruments, Inc.
2023-1 Dollar Term Loan B
7.828% (1 Month SOFR + 2.50%), due 8/17/29 (b)	2,229,985	2,229,985
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Service (continued)
TruGreen LP
First Lien Second Refinancing Term Loan
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 2,637,663	$ 2,515,671
		17,039,002
Ecological 0.4%
GFL Environmental, Inc.
Term Loan B
TBD, due 1/1/38	2,200,000	2,200,000
2023 Refinancing Term Loan A
7.826% (3 Month SOFR + 2.50%), due 5/31/27 (b)	2,128,336	2,128,717
		4,328,717
Electronics 5.5%
Camelot U.S. Acquisition LLC
Amendment No. 6 Refinancing Term Loan
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (b)	3,368,494	3,371,863
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
9.359% (3 Month SOFR + 3.75%), due 1/29/27	267,475	163,828
Dollar Term Loan B2
9.609% (3 Month SOFR + 4.00%), due 1/29/27	1,683,894	1,032,788
Commscope, Inc.
Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 4/6/26 (b)	4,106,463	3,677,851
CoreLogic, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,371,122	6,247,681
DCert Buyer, Inc.
First Lien Initial Term Loan
9.344% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,732,437	1,684,362
Eci Macola LLC
First Lien 2024 Extended Term Loan
9.085% (3 Month SOFR + 3.75%), due 5/9/30 (b)	1,930,162	1,940,618
Epicor Software Corp.
First Lien Term Loan
8.594% (1 Month SOFR + 3.25%), due 5/30/31 (b)	3,750,000	3,763,635
	Principal Amount	Value

Electronics (continued)
Flexera Software LLC
First Lien Term Loan B2
8.826% (3 Month SOFR + 3.50%), due 3/3/28 (b)	$ 2,310,933	$ 2,317,288
Gainwell Acquisition Corp.
First Lien Term Loan B
9.435% (3 Month SOFR + 4.00%), due 10/1/27 (b)	2,487,434	2,389,802
ION Trading Finance Ltd.
2024 Dollar Term Loan
9.346% (3 Month SOFR + 4.00%), due 4/1/28 (b)	723,817	722,731
MH Sub I LLC
First Lien 2023 May Incremental Term Loan
9.594% (1 Month SOFR + 4.25%), due 5/3/28 (b)	5,483,935	5,475,836
Project Alpha Intermediate Holding, Inc.
2024 Refinancing Term Loan
9.072% (3 Month SOFR + 3.75%), due 10/28/30 (b)	3,491,250	3,498,889
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
8.344% (1 Month SOFR + 3.00%), due 8/31/28 (b)	2,437,641	2,438,657
Rocket Software, Inc.
Extended Dollar Term Loan
10.094% (1 Month SOFR + 4.75%), due 11/28/28 (b)	2,308,307	2,314,078
Sharp Services LLC
First Lien Tranche Initial Term Loan C
9.085% (3 Month SOFR + 3.75%), due 12/31/28 (b)	2,757,090	2,770,875
Sophos Holdings SARL
First Lien Dollar Tranche Term Loan
8.953% (1 Month SOFR + 3.50%), due 3/5/27 (b)	1,969,491	1,971,338
SS&C Technologies Holdings, Inc.
Term Loan B8
7.344% (1 Month SOFR + 2.00%), due 5/9/31 (b)	2,831,730	2,834,386
Vertiv Group Corp.
Term Loan B2
7.331% (1 Month SOFR + 2.00%), due 3/2/27 (b)	2,913,458	2,920,136

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
VS Buyer LLC
2024 Refinancing Term Loan
8.581% (1 Month SOFR + 3.25%), due 4/12/31 (b)	$ 2,178,220	$ 2,177,312
		53,713,954
Energy (Electricity) 0.5%
Covanta Holding Corp. (b)
Initial Term Loan B
7.844% (1 Month SOFR + 2.50%), due 11/30/28	545,629	544,849
Initial Term Loan C
7.844% (1 Month SOFR + 2.50%), due 11/30/28	41,812	41,752
2024 Incremental Term Loan B
8.081% (1 Month SOFR + 2.75%), due 11/30/28	3,783,925	3,780,774
2024 Incremental Term Loan C
8.081% (1 Month SOFR + 2.75%), due 11/30/28	206,772	206,513
Vistra Zero Operating Co. LLC
Initial Term Loan
8.094% (1 Month SOFR + 2.75%), due 4/30/31 (b)	299,250	300,162
		4,874,050
Entertainment 1.5%
Alterra Mountain Co.
Add-on Term Loan B
8.514%, due 5/31/30	1,200,000	1,206,000
Term Loan B4
8.594% (1 Month SOFR + 3.25%), due 8/17/28 (b)	2,331,690	2,340,434
Fertitta Entertainment LLC
Initial Term Loan B
9.081% (1 Month SOFR + 3.75%), due 1/27/29 (b)	4,159,275	4,159,749
Formula One Management Ltd.
First Lien Facility Term Loan B
7.585% (3 Month SOFR + 2.25%), due 1/15/30 (b)	2,861,539	2,865,116
J&J Ventures Gaming LLC
Initial Term Loan
9.458% (1 Month SOFR + 4.00%), due 4/26/28 (b)	3,890,000	3,881,084
		14,452,383
	Principal Amount	Value

Finance 7.2%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.336% (3 Month SOFR + 4.75%), due 4/20/28 (b)	$ 2,720,000	$ 2,806,360
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
9.485% (3 Month SOFR + 4.00%), due 2/16/28 (b)	2,269,531	2,268,721
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
8.833% (1 Month SOFR + 3.375%), due 12/23/27	1,451,250	1,411,341
Amendment No. 5 Incremental Term Loan
9.208% (1 Month SOFR + 3.75%), due 12/23/27	729,375	711,596
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
9.346% (3 Month SOFR + 4.00%), due 2/4/28 (b)	774,386	774,386
AlixPartners LLP
Initial Dollar Term Loan
7.958% (1 Month SOFR + 2.50%), due 2/4/28 (b)	1,451,247	1,451,852
Blue Tree Holdings, Inc.
Term Loan
10.00% (3 Month SOFR + 1.50%), due 3/4/28 (b)	483,750	482,742
Boost Newco Borrower LLC
Initial USD Term Loan
8.335% (3 Month SOFR + 3.00%), due 1/31/31 (b)	5,000,000	4,996,430
Boxer Parent Co., Inc.
2028 Extended Dollar Term Loan
9.344% (1 Month SOFR + 4.00%), due 12/29/28 (b)	3,204,528	3,205,957
Covia Holdings LLC
Initial Term Loan
9.568% (3 Month SOFR + 4.00%), due 7/31/26 (b)	709,736	705,123
CPC Acquisition Corp.
First Lien Initial Term Loan
9.346% (3 Month SOFR + 3.75%), due 12/29/27 (b)	1,738,715	1,443,134
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
9.085% (3 Month SOFR + 3.75%), due 4/9/27 (b)	2,447,126	2,444,831
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Endurance International Group Holdings, Inc.
Initial Term Loan
8.944% (1 Month SOFR + 3.50%), due 2/10/28 (b)	$ 5,782,277	$ 5,339,575
GTCR Everest Borrower LLC
Term Loan B
8.262%, due 6/3/31	750,000	750,000
LBM Acquisition LLC
Term Loan B
9.182%, due 5/30/31	1,176,471	1,155,392
First Lien Initial Term Loan
9.194% (1 Month SOFR + 3.75%), due 12/17/27 (b)	2,320,473	2,315,639
LSF11 Trinity Bidco, Inc.
Term Loan
8.839% (1 Month SOFR + 3.50%), due 6/14/30 (b)	3,668,618	3,682,376
Minimax Viking GmbH
Facility Term Loan B1D
8.208% (1 Month SOFR + 2.75%), due 7/31/28 (b)	2,117,468	2,122,761
Onex TSG Intermediate Corp.
Initial Term Loan
10.346% (3 Month SOFR + 4.75%), due 2/28/28 (b)	970,000	965,958
Park River Holdings, Inc.
First Lien Initial Term Loan
8.814% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,293,310	4,183,294
Peraton Corp.
First Lien Term Loan B
9.194% (1 Month SOFR + 3.75%), due 2/1/28 (b)	3,334,069	3,333,142
Pluto Acquisition I, Inc. (b)
Tranche Term Loan B
9.328% (3 Month SOFR + 4.00%), due 9/20/28	2,037,263	1,813,164
Tranche Term Loan A
10.947% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,014,031
Potters Industries LLC
2024 Incremental Term Loan
9.085% (3 Month SOFR + 3.75%), due 12/14/27 (b)	1,013,460	1,016,944
	Principal Amount	Value

Finance (continued)
RealPage, Inc.
First Lien Initial Term Loan
8.458% (1 Month SOFR + 3.00%), due 4/24/28 (b)	$ 2,318,290	$ 2,249,386
RealTruck Group, Inc.
Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 1/31/28 (b)	2,042,323	2,033,935
Russell Investments U.S. Institutional Holdco, Inc.
2027 Term Loan
10.33% (3 Month SOFR + 5.00%), due 5/30/27 (b)	4,436,650	3,915,344
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.846% (3 Month SOFR + 3.25%), due 3/31/28 (b)	4,656,211	4,656,211
WCG Purchaser Corp.
2024 Refinancing Term Loan
8.844% (1 Month SOFR + 3.50%), due 1/8/27 (b)	2,203,636	2,202,717
WildBrain Ltd.
Initial Term Loan
9.708% (1 Month SOFR + 4.25%), due 3/24/28 (b)	3,526,538	3,411,925
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
8.208% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,172,800	2,015,272
		70,879,539
Healthcare 2.3%
AHP Health Partners, Inc.
Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 8/24/28 (b)	1,177,888	1,179,361
Chariot Buyer LLC (b)
First Lien Initial Term Loan
8.694% (1 Month SOFR + 3.25%), due 11/3/28	4,680,000	4,675,821
First Lien Amendment No. 2 Term Loan
8.844% (1 Month SOFR + 3.50%), due 11/3/28	1,995,000	1,999,156
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 9/29/28 (b)	2,264,250	2,266,272

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Healthcare (continued)
ICU Medical, Inc.
Tranche Term Loan B
7.985% (3 Month SOFR + 2.50%), due 1/8/29 (b)	$ 1,830,171	$ 1,832,458
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.958% (1 Month SOFR + 4.50%), due 12/16/28 (b)	682,500	673,116
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.694% (1 Month SOFR + 3.25%), due 11/1/28 (b)	503,138	374,838
Medline Borrower LP
Refinancing Term Loan
8.094% (1 Month SOFR + 2.75%), due 10/23/28 (b)	7,754,567	7,766,494
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.694% (1 Month SOFR + 4.25%), due 10/1/28 (b)	1,920,267	1,841,455
		22,608,971
Healthcare & Pharmaceuticals 1.0%
Bausch & Lomb Corp.
Initial Term Loan
8.689% (1 Month SOFR + 3.25%), due 5/10/27 (b)	1,960,000	1,937,950
Bausch Health Cos., Inc.
Second Amendment Term Loan
10.694% (1 Month SOFR + 5.25%), due 2/1/27 (b)	1,350,000	1,227,656
Concentra Health Services, Inc.
Term Loan B
7.599%, due 6/26/31	937,500	938,672
Embecta Corp.
First Lien Initial Term Loan
8.344% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,092,966	2,890,204
Owens & Minor, Inc.
Term Loan B1
9.194% (1 Month SOFR + 3.75%), due 3/29/29 (b)	856,667	855,329
Pediatric Associates Holding Co. LLC
Amendment No. 1 Incremental Term Loan
8.708% (1 Month SOFR + 3.25%), due 12/29/28 (b)	1,564,943	1,510,170
	Principal Amount	Value

Healthcare & Pharmaceuticals (continued)
Physician Partners LLC
Initial Term Loan
9.564% (6 Month SOFR + 4.00%), due 12/23/28 (b)	$ 1,099,688	$ 789,026
		10,149,007
Healthcare, Education & Childcare 4.2%
Agiliti Health, Inc.
Term Loan
8.302% (3 Month SOFR + 3.00%), due 5/1/30 (b)	3,730,021	3,706,708
Amneal Pharmaceuticals LLC
Initial Term Loan
10.844% (1 Month SOFR + 5.50%), due 5/4/28 (b)	3,047,580	3,061,547
athenahealth Group, Inc.
Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 2/15/29 (b)	7,360,650	7,328,447
Auris Luxembourgh III SARL
Facility Term Loan B4
9.564% (6 Month SOFR + 4.25%), due 2/28/29 (b)	1,002,399	1,003,653
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
8.708% (1 Month LIBOR + 3.25%), due 9/1/24	689,648	574,706
First Lien Tranche Term Loan B
9.944% (1 Month SOFR + 4.50%), due 9/1/24	229,335	197,228
Carestream Health, Inc.
Term Loan
12.935% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,741,381	1,536,769
Ecovyst Catalyst Technologies LLC
Second Amendment Term Loan
7.593% (1 Month SOFR + 2.25%), due 6/12/31 (b)	1,746,000	1,745,272
Elanco Animal Health, Inc.
Term Loan
7.179% (1 Month SOFR + 1.75%), due 8/1/27 (b)	1,428,456	1,422,936
FC Compassus LLC
Term Loan B1
9.708% (1 Month SOFR + 4.25%), due 12/31/26 (b)(d)	2,994,205	2,936,192
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
7.444% (1 Month SOFR + 2.00%), due 11/15/27 (b)	$ 918,344	$ 902,559
Insulet Corp.
2024 Incremental Term Loan
8.344% (1 Month SOFR + 3.00%), due 5/4/28 (b)	1,855,155	1,858,865
Journey Personal Care Corp.
Initial Term Loan
9.708% (1 Month SOFR + 4.25%), due 3/1/28 (b)	4,969,936	4,941,359
Mallinckrodt International Finance SA
Second Out Term Loan
14.842% (1 Month SOFR + 9.50%), due 11/14/28 (b)	442,559	479,623
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 9.185% - 9.194%
(1 Month SOFR + 3.75%), due 3/2/28	1,526,754	1,437,057
First Lien Initial Term Loan C
9.185% (3 Month SOFR + 3.75%), due 3/2/28	49,563	46,651
Organon & Co.
2024 Refinancing Dollar Term Loan
7.829% (1 Month SOFR + 2.50%), due 5/19/31 (b)	1,865,927	1,868,260
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.846% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,876,765	1,727,562
Raptor Acquisition Corp.
First Lien Term Loan B
9.609% (3 Month SOFR + 4.00%), due 11/1/26 (b)	2,225,000	2,231,606
Select Medical Corp.
Tranche Term Loan B1
8.344% (1 Month SOFR + 3.00%), due 3/6/27 (b)	1,961,118	1,961,730
Sound Inpatient Physicians, Inc. (b)
Tranche Initial Term Loan B
10.444% (1 Month SOFR + 3.50%), due 6/28/28	409,987	307,491
Tranche Initial Term Loan A
11.106% (1 Month SOFR + 6.50%), due 6/28/28	334,396	337,741
		41,613,962
	Principal Amount	Value

High Tech Industries 2.6%
Altar BidCo, Inc.
First Lien Initial Term Loan
7.947% (1 Year SOFR + 3.10%), due 2/1/29 (b)	$ 1,837,500	$ 1,833,366
AP Gaming I LLC
Term Loan B
9.094% (1 Month SOFR + 3.75%), due 2/15/29 (b)	2,774,955	2,789,523
Central Parent LLC
First Lien 2024 Refinancing Term Loan
8.585% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,500,000	2,460,937
Hanesbands, Inc.
Tranche Initial Term Loan B
9.094% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,481,250	1,483,564
Modena Buyer LLC
Term Loan
9.832%, due 4/18/31	1,500,000	1,462,032
NAB Holdings LLC
2024 Refinancing Term Loan
8.097% (3 Month SOFR + 2.75%), due 11/23/28 (b)	1,759,500	1,759,134
Open Text Corp.
2023 Replacement Term Loan
7.594% (1 Month SOFR + 2.25%), due 1/31/30 (b)	2,478,354	2,488,734
Polaris Purchaser, Inc.
Initial Term Loan
9.835% (3 Month SOFR + 4.50%), due 3/3/31 (b)	2,100,000	2,107,875
Scientific Games Holdings LP (b)
2024 Refinancing Dollar Term Loan
8.306% (1 Month SOFR + 3.00%), due 4/4/29	1,000,000	996,667
2024 Refinancing Dollar Term Loan
8.306% (1 Month SOFR + 3.00%), due 4/4/29	1,704,808	1,700,972
Star Parent, Inc.
Term Loan
9.085% (3 Month SOFR + 3.75%), due 9/27/30 (b)	4,488,750	4,482,205
Trans Union LLC
2024 Refinancing Term Loan B7
7.344% (1 Month SOFR + 2.00%), due 12/1/28 (b)	2,496,594	2,497,486
		26,062,495

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Hotel, Gaming & Leisure 0.8%
Flutter Entertainment plc
Term Loan B
7.585% (3 Month SOFR + 2.25%), due 11/25/30 (b)	$ 995,000	$ 994,254
Hilton Domestic Operating Co., Inc.
Term Loan B4
7.095% (1 Month SOFR + 1.75%), due 11/8/30 (b)	235,804	236,099
Ontario Gaming GTA LP
First Lien Term Loan B
9.585% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,321,667	2,328,922
Tacala Investment Corp.
First Lien Initial Term Loan
9.344% (1 Month SOFR + 4.00%), due 1/31/31 (b)	4,389,000	4,401,069
		7,960,344
Hotels, Motels, Inns & Gaming 3.8%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 2/2/26 (b)	2,386,374	2,323,135
Caesars Entertainment, Inc. (b)
2023 Incremental Term Loan B
8.097% (3 Month SOFR + 2.75%), due 2/6/30	1,989,750	1,987,760
Incremental Term Loan B1
8.097% (3 Month SOFR + 2.75%), due 2/6/31	1,396,500	1,395,004
Entain plc (b)
USD Facility Term Loan B
7.864% (6 Month SOFR + 2.50%), due 3/29/27	1,247,143	1,247,402
USD Facility Term Loan B3
8.014% (6 Month SOFR + 2.75%), due 10/31/29	1,580,013	1,581,001
Everi Holdings, Inc.
Term Loan B
7.958% (1 Month SOFR + 2.50%), due 8/3/28 (b)	1,426,140	1,427,923
Four Seasons Holdings, Inc.
First Lien 2024 Repricing Term Loan
7.344% (1 Month SOFR + 2.00%), due 11/30/29 (b)	1,410,013	1,414,545
	Principal Amount	Value

Hotels, Motels, Inns & Gaming (continued)
Golden Entertainment, Inc.
First Lien 2023 Refinancing Facility Term Loan B1
7.594% (1 Month SOFR + 2.25%), due 5/26/30 (b)	$ 1,856,250	$ 1,859,731
Light & Wonder International, Inc.
Term Loan B1
8.08% (1 Month SOFR + 2.75%), due 4/14/29 (b)	3,684,516	3,687,393
Oceankey U.S. II Corp.
Initial Term Loan
8.944% (1 Month SOFR + 3.50%), due 12/15/28 (b)	1,962,387	1,958,299
PCI Gaming Authority
Facility Term Loan B
7.958% (1 Month SOFR + 2.50%), due 5/29/26 (b)	2,449,126	2,445,190
Penn Entertainment, Inc.
Facility Term Loan B
8.194% (1 Month SOFR + 2.75%), due 5/3/29 (b)	490,000	490,123
Station Casinos LLC
Facility Term Loan B
7.594% (1 Month SOFR + 2.25%), due 3/14/31 (b)	3,990,000	3,985,918
Travel + Leisure Co. (b)
Term Loan B
7.708% (1 Month SOFR + 2.25%), due 5/30/25	1,892,122	1,889,757
2023 Incremental Term Loan
8.692% (1 Month SOFR + 3.25%), due 12/14/29	1,496,250	1,499,991
UFC Holdings LLC
First Lien Term Loan B3
8.336% (3 Month SOFR + 2.75%), due 4/29/26 (b)	3,949,121	3,955,179
Whatabrands LLC
2024 Refinancing Term Loan B
8.094% (1 Month SOFR + 2.75%), due 8/3/28 (b)	3,790,780	3,790,780
		36,939,131
Insurance 3.3%
Acrisure LLC
Term Loan B6
8.594% (3 Month SOFR + 3.25%), due 11/6/30 (b)	2,648,314	2,643,899
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC
New Term Loan B6
8.839% (1 Month SOFR + 3.50%), due 11/6/30 (b)	$ 1,602,063	$ 1,605,234
AmWINS Group, Inc.
Term Loan
7.708% (1 Month SOFR + 2.25%), due 2/19/28 (b)	4,687,894	4,681,303
AssuredPartners, Inc.
2024 Term Loan
8.844% (1 Month SOFR + 3.50%), due 2/14/31 (b)	3,990,000	3,997,481
Asurion LLC (b)
New Term Loan B8
8.708% (1 Month SOFR + 3.25%), due 12/23/26	965,000	956,556
New Term Loan B9
8.708% (1 Month SOFR + 3.25%), due 7/31/27	483,750	475,284
New Term Loan B11
9.694% (1 Month SOFR + 4.25%), due 8/19/28	1,406,779	1,395,349
Second Lien New Term Loan B3
10.708% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,667,250
Second Lien New Term Loan B4
10.708% (1 Month SOFR + 5.25%), due 1/20/29	2,500,000	2,297,323
Broadstreet Partners, Inc.
Term Loan B4
8.594% (1 Month SOFR + 3.25%), due 5/9/31 (b)	3,784,599	3,771,588
Hub International Ltd.
2024 Incremental Term Loan 8.575% - 8.579%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 6/20/30 (b)	2,394,000	2,397,914
Ryan Specialty Group LLC
Initial Term Loan
8.094% (1 Month SOFR + 2.75%), due 9/1/27 (b)	962,500	966,350
Sedgwick Claims Management Services, Inc.
2023 Term Loan
9.094% (1 Month SOFR + 3.75%), due 2/24/28 (b)	3,811,595	3,812,125
	Principal Amount	Value

Insurance (continued)
Truist Insurance Holdings LLC
First Lien Initial Term Loan
8.585% (3 Month SOFR + 3.25%), due 5/6/31 (b)	$ 2,000,000	$ 2,002,000
		32,669,656
Leisure, Amusement, Motion Pictures & Entertainment 1.3%
Bombardier Recreational Products, Inc.
2023 Replacement Term Loan
8.094% (1 Month SOFR + 2.75%), due 12/13/29 (b)	2,955,169	2,954,640
Creative Artists Agency LLC
Incremental Term Loan B2
8.594% (1 Month SOFR + 3.25%), due 11/27/28 (b)	5,352,624	5,374,607
Lions Gate Capital Holdings LLC
Term Loan B
7.694% (1 Month SOFR + 2.25%), due 3/24/25 (b)	727,168	725,481
Marriott Ownership Resorts, Inc.
2024 Incremental Term Loan
7.594% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,313,765	1,317,597
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1
8.208% (1 Month SOFR + 2.75%), due 5/18/25 (b)	2,094,243	2,094,243
		12,466,568
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.8%
Advanced Drainage Systems, Inc.
Initial Term Loan
7.679% (1 Month SOFR + 2.25%), due 7/31/26 (b)	448,393	449,402
Columbus McKinnon Corp.
2024 Initial Term Loan
7.835% (3 Month SOFR + 2.50%), due 5/14/28 (b)	2,587,859	2,600,798
Husky Injection Molding Systems Ltd.
Amendment No. 5 Refinancing Term Loan
10.326% (6 Month SOFR + 5.00%), due 2/15/29 (b)	4,440,480	4,449,361
		7,499,561

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Manufacturing 2.0%
ASP Blade Holdings, Inc.
Initial Term Loan
9.596% (3 Month SOFR + 4.00%), due 10/13/28 (b)	$ 1,464,706	$ 1,101,580
Chart Industries, Inc.
Amendment No. 5 Term Loan
8.678% (1 Month SOFR + 3.25%), due 3/15/30 (b)	1,952,570	1,957,452
Coherent Corp.
Term Loan B1
7.844% (1 Month SOFR + 2.50%), due 7/2/29 (b)	2,341,955	2,343,419
CP Atlas Buyer, Inc.
Term Loan B
9.194% (1 Month SOFR + 3.75%), due 11/23/27 (b)	2,286,849	2,228,861
CPG International LLC
Closing Date Term Loan
7.944% (1 Month SOFR + 2.50%), due 4/28/29 (b)	1,228,125	1,228,892
FCG Acquisitions, Inc.
First Lien Initial Term Loan
9.346% (3 Month SOFR + 3.75%), due 3/31/28 (b)	2,216,171	2,215,617
LSF12 Badger Bidco LLC
Initial Term Loan
11.344% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,243,750	1,240,641
Madison IAQ LLC
Term Loan
8.094% (1 Month LIBOR + 2.75%), due 6/21/28 (b)	2,289,200	2,289,200
Pro Mach Group, Inc.
First Lien Amendment No. 3 Refinancing Term Loan
8.844% (1 Month SOFR + 3.50%), due 8/31/28 (b)	2,757,036	2,768,811
Standard Building Solutions, Inc.
Initial Term Loan
7.344% (1 Month SOFR + 2.00%), due 9/22/28 (b)	1,028,346	1,030,532
Summit Materials LLC
Term Loan B2
7.799% (3 Month SOFR + 2.50%), due 1/12/29 (b)	997,500	1,002,986
	Principal Amount	Value

Manufacturing (continued)
Zurn LLC
First Lien Term Loan B
7.458% (1 Month SOFR + 2.00%), due 10/4/28 (b)	$ 742,398	$ 745,553
		20,153,544
Media 1.3%
Apple Bidco LLC (b)
First Lien Initial Term Loan
8.208% (1 Month SOFR + 2.75%), due 9/22/28	2,310,750	2,310,269
First Lien Amendment No. 3 Term Loan
8.844% (1 Month SOFR + 3.50%), due 9/22/28	738,792	740,293
Cogeco Communications Finance LP
Incremental Term Loan
7.958% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,726,696	2,625,582
Diamond Sports Group LLC
Second Lien Term Loan
10.694% (1 Month SOFR + 5.25%), due 8/24/26 (b)(e)(g)	2,898,312	55,068
Mission Broadcasting, Inc.
Term Loan B4
7.944% (1 Month SOFR + 2.50%), due 6/2/28 (b)	583,500	584,229
Radiate Holdco LLC
Amendment No. 6 Term Loan B
8.708% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,013,023	1,628,536
Sinclair Television Group, Inc.
Term Loan B4
9.194% (1 Month SOFR + 3.75%), due 4/21/29 (b)	1,960,000	1,314,180
Virgin Media Bristol LLC
Facility Term Loan Y
8.656% (6 Month SOFR + 3.25%), due 3/31/31 (b)	3,666,666	3,455,177
		12,713,334
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.609% (3 Month SOFR + 4.00%), due 6/9/28 (b)	1,219,428	1,008,061
Arsenal AIC Parent LLC
2024 Term Loan B
9.094% (1 Month SOFR + 3.75%), due 8/18/30 (b)	1,701,450	1,709,427
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Mining, Steel, Iron & Non-Precious Metals (continued)
Gates Corp.
Initial Dollar Term Loan B4
7.594% (1 Month SOFR + 2.25%), due 11/16/29 (b)	$ 1,970,000	$ 1,971,970
U.S. Silica Co.
Term Loan
9.344% (1 Month SOFR + 4.00%), due 3/25/30 (b)	2,882,011	2,887,158
Zekelman Industries, Inc.
2024 Term Loan
7.594% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,209,173	2,209,961
		9,786,577
Oil & Gas 1.9%
Buckeye Partners LP (b)
2024 Tranche Term Loan B3
7.344% (1 Month SOFR + 2.00%), due 11/1/26	622,472	622,917
2024 Tranche Term Loan B4
7.344% (1 Month SOFR + 2.00%), due 11/22/30	457,187	456,759
ChampionX Corp.
Term Loan B2
8.194% (1 Month SOFR + 2.75%), due 6/7/29 (b)	1,477,584	1,481,739
DT Midstream, Inc.
Initial Term Loan
7.458% (1 Month SOFR + 2.00%), due 6/26/28 (b)	319,462	320,820
Fleet Midco I Ltd.
Facility Term Loan B
8.594% (1 Month SOFR + 3.25%), due 2/10/31 (b)	3,500,000	3,513,125
GIP III Stetson I LP
2023 Initial Term Loan
8.944% (1 Month SOFR + 3.50%), due 10/31/28 (b)	1,137,666	1,143,118
GIP Pilot Acquisition Partners LP
Amendment No. 1 Refinancing Term Loan
7.827% (3 Month SOFR + 2.50%), due 10/4/30 (b)	1,252,814	1,251,248
Medallion Midland Acquisition LP
2023 Repricing Term Loan
8.844% (3 Month SOFR + 3.50%), due 10/18/28 (b)	1,552,020	1,557,452
	Principal Amount	Value

Oil & Gas (continued)
Murphy Oil USA, Inc.
Tranche Term Loan B
7.194% (1 Month SOFR + 1.75%), due 1/31/28 (b)	$ 436,500	$ 436,682
NGL Energy Operating LLC
Initial Term Loan
9.844% (1 Month SOFR + 4.50%), due 2/3/31 (b)	532,000	533,164
Oryx Midstream Services Permian Basin LLC
2024 Refinancing Term Loan
8.441% (1 Month SOFR + 3.00%), due 10/5/28 (b)	1,950,356	1,949,542
Prairie Acquiror LP
Initial Term Loan B2
10.094% (1 Month SOFR + 4.75%), due 8/1/29 (b)	1,179,364	1,178,943
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.958% (1 Month SOFR + 3.50%), due 11/17/28 (b)	1,988,588	1,991,074
Traverse Midstream Partners LLC
Advance Term Loan
8.83% (3 Month SOFR + 3.50%), due 2/16/28 (b)	1,059,501	1,061,487
Veritas U.S., Inc.
Dollar 2021 Term Loan B
10.458% (1 Month SOFR + 5.00%), due 9/1/25 (b)	1,163,819	1,008,158
		18,506,228
Packaging 0.2%
LABL, Inc.
Initial Dollar Term Loan
10.444% (1 Month SOFR + 5.00%), due 10/29/28 (b)	1,462,500	1,441,892
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
7.944% (1 Month SOFR + 2.50%), due 12/1/28 (b)	897,647	898,208
		2,340,100
Personal & Nondurable Consumer Products 1.7%
ABG Intermediate Holdings 2 LLC (b)
2024 Refinancing Term Loan
8.094% (1 Month SOFR + 2.75%), due 12/21/28	1,000,000	999,861
2024 Refinancing Term Loan
8.094% (1 Month SOFR + 2.75%), due 12/21/28	2,832,068	2,832,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Personal & Nondurable Consumer Products (continued)
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan 8.694% - 8.841%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/31/28	$ 1,716,685	$ 1,695,616
2024 Incremental Term Loan 9.329% - 9.33%
(1 Month SOFR + 4.00%, 3 Month SOFR + 4.00%), due 1/29/31	1,500,000	1,491,796
Hunter Douglas Holding BV
Tranche Term Loan B1
8.836% (3 Month SOFR + 3.50%), due 2/26/29 (b)	2,940,000	2,912,699
Leslie's Poolmart, Inc.
Initial Term Loan
8.208% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,935,000	1,913,231
Michaels Cos., Inc. (The)
Term Loan B
9.846% (3 Month SOFR + 4.25%), due 4/15/28 (b)	3,104,000	2,778,856
Perrigo Co. plc
Initial Term Loan B
7.694% (1 Month SOFR + 2.25%), due 4/20/29 (b)	1,984,899	1,975,967
Prestige Brands, Inc.
Term Loan B5
7.458% (1 Month SOFR + 2.00%), due 7/3/28 (b)	150,000	150,429
		16,750,524
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supplu Co., Inc.
Term Loan
7.344% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,661,800	1,666,370
Hercules Achievement LLC
First Lien Third Amendment Extended Term Loan
10.458% (1 Month SOFR + 5.00%), due 12/15/26 (b)	2,869,056	2,892,725
SRAM LLC
Initial Term Loan
8.208% (1 Month SOFR + 2.75%), due 5/18/28 (b)	1,783,636	1,782,522
		6,341,617
	Principal Amount	Value

Personal Transportation 0.1%
Uber Technologies, Inc.
2023 Refinancing Term Loan
8.089% (3 Month SOFR + 2.75%), due 3/3/30 (b)	$ 1,187,722	$ 1,191,681
Personal, Food & Miscellaneous Services 1.0%
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B7
7.344% (1 Month SOFR + 2.00%), due 4/6/28	1,402,972	1,404,375
U.S. Term Loan B8
7.344% (1 Month SOFR + 2.00%), due 6/22/30	1,423,598	1,424,666
Hayward Industries, Inc.
First Lien Refinancing Term Loan
8.208% (1 Month SOFR + 2.75%), due 5/30/28 (b)	1,728,723	1,725,122
IRB Holding Corp.
2024 Replacement Term Loan B
8.194% (1 Month SOFR + 2.75%), due 12/15/27 (b)	3,657,794	3,653,982
KFC Holding Co.
2021 Term Loan B
7.196% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,427,117	1,425,036
		9,633,181
Pharmaceuticals 0.2%
Padagis LLC
Term Loan B
10.313% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,129,412	2,076,177
Printing & Publishing 0.3%
Getty Images, Inc.
Initial Dollar Term Loan
9.935% (3 Month SOFR + 4.50%), due 2/19/26 (b)	880,150	878,224
Severin Acquisition LLC
First Lien Initial Term Loan
8.33% (3 Month SOFR + 3.00%), due 8/1/27 (b)	1,905,293	1,911,251
		2,789,475
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Retail 0.4%
Great Outdoors Group LLC
Term Loan B2
9.208% (1 Month SOFR + 3.75%), due 3/6/28 (b)	$ 3,776,124	$ 3,769,305
Retail Store 1.3%
Harbor Freight Tools USA, Inc.
Replacement Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/11/31 (b)	4,444,445	4,429,013
PetSmart LLC
Initial Term Loan
9.194% (1 Month SOFR + 3.75%), due 2/11/28 (b)	2,608,327	2,597,148
White Cap Supply Holdings LLC (b)
Tranche Term Loan C
8.594% (1 Month SOFR + 3.25%), due 10/19/27	3,432,988	3,436,108
Tranche Term Loan C
8.594% (1 Month SOFR + 3.25%), due 10/19/29	2,313,759	2,315,497
		12,777,766
Services: Business 5.9%
Ascensus Group Holdings, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 8/2/28 (b)	5,568,516	5,561,555
Avis Budget Car Rental LLC
New Tranche Term Loan C
8.444% (1 Month SOFR + 3.00%), due 3/16/29 (b)	1,496,241	1,493,124
Brown Group Holdings LLC (b)
Incremental Facility Term Loan 8.33% - 8.347%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 7/2/29	1,030,405	1,029,117
Initial Term Loan
8.194% (1 Month SOFR + 2.75%), due 6/7/28	2,130,853	2,129,965
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
10.578% (1 Month SOFR + 5.25%), due 2/11/28 (b)	1,449,629	1,452,166
ConnectWise LLC
Initial Term Loan
9.096% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,365,000	1,353,056
	Principal Amount	Value

Services: Business (continued)
Dun & Bradstreet Corp.
2024 Incremental Term Loan B2
8.096% (1 Month SOFR + 2.75%), due 1/18/29 (b)	$ 3,072,206	$ 3,072,206
Electron Bidco, Inc.
First Lien Initial Term Loan
8.458% (1 Month SOFR + 3.00%), due 11/1/28 (b)	3,589,066	3,585,700
Fortrea Holdings, Inc.
Initial Term Loan B
9.094% (1 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	382,739
GIP II Blue Holding LP
Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 9/29/28 (b)	2,006,471	2,027,790
Grant Thornton Advisors LLC
Initial Term Loan
8.597% (3 Month SOFR + 3.25%), due 6/2/31 (b)	750,000	752,188
Icon Public Ltd. Co. (b)
Repriced U.S. Term Loan
7.335% (3 Month SOFR + 2.00%), due 7/3/28	86,919	87,180
Repriced Lux Term Loan
7.335% (3 Month SOFR + 2.00%), due 7/3/28	348,861	349,908
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
9.685% (3 Month SOFR + 4.25%), due 8/19/28 (b)	4,033,000	4,007,794
Mitchell International, Inc.
First Lien Initial Term Loan
8.594% (1 Month SOFR + 3.25%), due 6/17/31 (b)	3,000,000	2,968,125
MPH Acquisition Holdings LLC
Initial Term Loan
9.859% (3 Month SOFR + 4.25%), due 9/1/28 (b)	2,431,250	2,019,153
Nielsen Consumer, Inc.
2021 Refinancing Dollar Term Loan 9.094% - 9.096%
(1 Month SOFR + 3.75%), due 3/6/28 (b)	1,451,456	1,418,073
Fifth Amendment Dollar Incremental Term Loan 11.594% - 11.596%
(1 Month SOFR + 6.25%), due 3/6/28 (b)	1,650,000	1,653,094

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Nielsen Consumer, Inc. (continued)
Ninth Amendment Dollar Refinancing Term Loan
10.094%, due 3/6/28	$ 1,750,000	$ 1,745,625
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
10.014% (6 Month SOFR + 4.50%), due 12/11/28 (b)	493,687	495,538
OVG Business Services LLC
Term Loan B
8.345%, due 6/14/31	1,875,000	1,869,141
Parexel International, Inc.
First Lien Initial Term Loan
8.708% (1 Month SOFR + 3.25%), due 11/15/28 (b)	5,443,484	5,448,018
PECF USS Intermediate Holding III Corp.
Initial Term Loan
9.841% (3 Month SOFR + 4.25%), due 12/15/28 (b)	2,437,407	1,572,127
Polaris Newco LLC
First Lien Dollar Term Loan
9.591% (3 Month SOFR + 4.00%), due 6/2/28 (b)	2,423,845	2,420,815
Project Boost Purchaser LLC
First Lien 2021 Tranche Term Loan 2
8.958% (1 Month SOFR + 3.50%), due 5/30/26 (b)	3,118,990	3,118,341
Prometric Holdings, Inc.
First Lien Amendment No. 7 Term Loan
10.208% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,609,569	1,617,282
Ryan LLC
Closing Date Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 11/14/30 (b)	1,079,438	1,084,835
TTF Holdings LLC
Cov-Lite Term Loan
9.094%, due 6/20/31	1,000,000	996,250
Vestis Corp.
Term Loan B1
7.577% (3 Month SOFR + 2.25%), due 2/22/31 (b)	1,396,500	1,388,354
Vizient, Inc.
Term Loan B7
7.694% (1 Month SOFR + 2.25%), due 5/16/29 (b)	735,000	737,411
		57,836,670
	Principal Amount	Value

Services: Consumer 0.2%
Planet U.S. Buyer LLC
Term Loan
8.823% (3 Month SOFR + 3.50%), due 2/7/31 (b)	$ 1,750,000	$ 1,761,667
West Technology Group LLC
Term Loan B3
9.58% (3 Month SOFR + 4.00%), due 4/10/27 (b)	405,412	392,109
		2,153,776
Software 4.4%
AppLovin Corp. (b)
Amendment No. 10-I Replacement Term Loan
7.844% (1 Month SOFR + 2.50%), due 10/25/28	1,176,053	1,178,111
2024 Initial Term Loan
7.844% (1 Month SOFR + 2.50%), due 8/16/30	1,496,250	1,496,874
Cloud Software Group, Inc. (b)
Fourth Amendment Incremental Term Loan
9.335% (3 Month SOFR + 4.00%), due 3/30/29	2,081,445	2,078,410
First Lien Third Amendment Term Loan
9.835% (3 Month SOFR + 4.50%), due 3/21/31	500,000	501,250
Cloudera, Inc.
First Lien Initial Term Loan
9.194% (1 Month SOFR + 3.75%), due 10/8/28 (b)	1,492,366	1,490,501
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,832,812	1,727,426
Cotiviti, Inc.
Initial Term Loan
8.579% (1 Month SOFR + 3.25%), due 5/1/31 (b)	4,189,500	4,180,333
Delta Topco, Inc.
First Lien Second Amendment Term Loan
8.846% (3 Month SOFR + 3.50%), due 11/30/29 (b)	714,286	713,691
DS Admiral Bidco LLC
Term Loan B
9.591%, due 6/24/31	2,000,000	1,980,000
Ellucian Holdings, Inc.
First Lien Term Loan B1
8.944% (1 Month SOFR + 3.50%), due 10/9/29 (b)	665,981	668,479
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
Gen Digital, Inc.
Tranche Initial Term Loan B1
7.094% (1 Month SOFR + 1.75%), due 9/12/29 (b)	$ 3,081,003	$ 3,068,164
Informatica LLC
Term Loan B
7.594% (1 Month SOFR + 2.25%), due 10/27/28 (b)	1,906,026	1,909,600
Isolved, Inc.
Term Loan B1
8.844% (1 Month SOFR + 3.50%), due 10/15/30 (b)	586,765	587,743
Magenta Buyer LLC
First Lien Initial Term Loan
10.591% (3 Month SOFR + 5.00%), due 7/27/28 (b)	682,500	385,369
McAfee Corp.
First Amendment Tranche Term Loan B1
8.579% (1 Month SOFR + 3.25%), due 3/1/29 (b)	8,922,576	8,911,422
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.93% (3 Month SOFR + 4.50%), due 5/2/29 (b)	1,965,000	1,813,695
Precisely Software, Inc.
First Lien Third Incremental Term Loan
9.841% (3 Month SOFR + 4.25%), due 4/24/28 (b)	1,620,833	1,588,417
Quartz AcquireCo LLC
Additional Term Loan B1
8.085% (3 Month SOFR + 2.75%), due 6/28/30 (b)	1,240,625	1,242,176
Quest Software U.S. Holdins, Inc.
First Lien Initial Term Loan
9.73% (3 Month SOFR + 4.25%), due 2/1/29 (b)	2,763,281	2,041,374
Sovos Compliance LLC
First Lien Initial Term Loan
9.958% (1 Month SOFR + 4.50%), due 8/11/28 (b)	487,868	482,806
UKG, Inc.
First Lien 2024 Refinancing Term Loan
8.576% (1 Month SOFR + 3.25%), due 2/10/31 (b)	5,005,560	5,021,202
		43,067,043
	Principal Amount	Value

Telecommunications 2.2%
Avaya, Inc.
Initial Term Loan
6.844% (7.00% PIK) (1 Month SOFR + 1.50%), due 8/1/28 (b)(f)	$ 126,498	$ 108,630
Azalea TopCo, Inc.
First Lien 2024 Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 4/30/31 (b)	1,428,571	1,426,786
Cablevision Lightpath LLC
Initial Term Loan
8.693% (1 Month SOFR + 3.25%), due 11/30/27 (b)	2,454,774	2,325,898
Connect Finco SARL
2024 Amendment No. 1 Refinancing Term Loan
8.844% (1 Month SOFR + 3.50%), due 12/11/26 (b)	1,139,894	1,122,083
CSC Holdings LLC
September 2019 Initial Term Loan
7.943% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	3,543,348	2,938,449
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
TBD (3 Month SOFR + 2.00%), due 5/1/25 (b)(d)(e)	327,646	4,915
Frontier Communications Holdings LLC
Term Loan B
8.763%, due 6/20/31	1,700,000	1,700,000
Term Loan B
9.208% (1 Month SOFR + 3.75%), due 10/8/27 (b)	2,080,125	2,078,174
Gogo Intermediate Holdings LLC
Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 4/30/28 (b)	2,498,293	2,488,534
Lumen Technologies, Inc. (b)
Term Loan B1
7.808% (1 Month SOFR + 2.35%), due 4/15/29	900,568	618,578
Term Loan B2
7.808% (1 Month SOFR + 2.35%), due 4/15/30	900,568	605,069
Redstone HoldCo 2 LP
First Lien Initial Term Loan
10.208% (1 Month SOFR + 4.75%), due 4/27/28 (b)	915,766	813,887

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Telecommunications (continued)
SBA Senior Finance II LLC
2024 Initial Term Loan
7.35% (1 Month SOFR + 2.00%), due 1/25/31 (b)	$ 1,730,359	$ 1,731,224
Telesat Canada
Term Loan B5
8.359% (3 Month SOFR + 2.75%), due 12/7/26 (b)	1,220,447	567,508
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
8.458% (1 Month SOFR + 3.00%), due 3/9/27 (b)	3,348,136	2,904,042
		21,433,777
Utilities 1.2%
Astoria Energy LLC
2020 Advance Term Loan B
8.958% (1 Month SOFR + 3.50%), due 12/10/27 (b)	606,157	605,941
Compass Power Generation LLC
Tranche Term Loan B2
9.708% (1 Month SOFR + 4.25%), due 4/14/29 (b)	996,794	1,003,855
Constellation Renewables LLC
Term Loan
8.109% (3 Month SOFR + 2.50%), due 12/15/27 (b)	1,267,855	1,268,845
Edgewater Generation LLC
Term Loan
9.208% (1 Month SOFR + 3.75%), due 12/13/25 (b)	2,928,757	2,918,140
Granite Generation LLC
Term Loan
9.208% (1 Month SOFR + 3.75%), due 11/9/26 (b)	2,900,001	2,893,838
Hamilton Projects Acquiror LLC
Term Loan
9.094% (1 Month SOFR + 3.75%), due 5/31/31 (b)	2,678,571	2,692,521
		11,383,140
	Principal Amount	Value

Water 0.4%
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
9.329% (1 Month SOFR + 4.00%), due 7/31/28 (b)	$ 4,358,000	$ 4,364,807
Total Loan Assignments (Cost $850,617,654)		835,412,712
Total Long-Term Bonds (Cost $948,289,427)		931,939,781

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,251,046
Total Affiliated Investment Company (Cost $2,445,688)		2,251,046
Common Stocks 0.1%
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(h)(i)	1,243	—
Millennium Industries Corp. (d)(h)(i)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(h)(i)	12,043	78,279
Financial Services 0.0% ‡
New Topco Shares, Class A (d)(h)(i)	405,109	—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (d)(h)(i)	3,656	37
Health Care Providers & Services 0.0% ‡
Mallinckrodt International Corp. (d)(h)(i)	5,706	302,418
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (d)(h)(i)	735	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(h)(i)	94,456	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
IT Services 0.0% ‡
Envision Financial Technologies, Inc. (d)(h)(i)	21,582	$ 221,215
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(h)(i)	45,694	13,251
Specialty Retail 0.0% ‡
Serta Simmons Bedding, Inc. (d)(h)(i)	735	4,043
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (i)	8,023	308,725
Total Common Stocks (Cost $2,421,370)		927,968

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(h)(i)(j)	22	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 8.6%
U.S. Treasury Debt 8.6%
U.S. Treasury Bills (k)
5.028%, due 7/2/24	$ 71,900,000	71,889,473
5.218%, due 7/9/24	5,600,000	5,593,501
5.252%, due 8/6/24	4,400,000	4,377,012
5.305%, due 7/5/24	2,200,000	2,198,711
Total Short-Term Investments (Cost $84,058,758)		84,058,697
Total Investments (Cost $1,037,215,243)	103.7%	1,019,177,492
Other Assets, Less Liabilities	(3.7)	(36,387,357)
Net Assets	100.0%	$ 982,790,135

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(c)	Delayed delivery security.
(d)	Illiquid security—As of June 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $5,473,047, which represented 0.6% of the Portfolio’s net assets.
(e)	Issue in default.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in non-accrual status.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Floating Rate Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,255	$ —	$ —	$ —	$ (4)	$ 2,251	$ 72	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 30,073,275	$ —	$ 30,073,275
Corporate Bonds	—	66,453,794	—	66,453,794
Loan Assignments	—	835,412,712	—	835,412,712
Total Long-Term Bonds	—	931,939,781	—	931,939,781
Affiliated Investment Company
Fixed Income Fund	2,251,046	—	—	2,251,046
Common Stocks	308,725	—	619,243	927,968
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	84,058,697	—	84,058,697
Total Investments in Securities	$ 2,559,771	$ 1,015,998,478	$ 619,243	$ 1,019,177,492

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,034,769,555)	$1,016,926,446
Investment in affiliated investment companies, at value (identified cost $2,445,688)	2,251,046
Cash	6,461,655
Unrealized appreciation on unfunded commitments (See Note 5)	2,578
Receivables:
Interest	4,883,847
Investment securities sold	2,296,479
Portfolio shares sold	349,137
Other assets	6,946
Total assets	1,033,178,134
Liabilities
Payables:
Investment securities purchased	49,204,728
Portfolio shares redeemed	504,205
Manager (See Note 3)	481,809
NYLIFE Distributors (See Note 3)	135,040
Professional fees	44,878
Custodian	9,428
Shareholder communication	7,740
Trustees	86
Accrued expenses	85
Total liabilities	50,387,999
Net assets	$982,790,135
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$114,756
Additional paid-in-capital	1,062,272,699
1,062,387,455
Total distributable earnings (loss)	(79,597,320)
Net assets	$982,790,135
Initial Class
Net assets applicable to outstanding shares	$321,949,857
Shares of beneficial interest outstanding	37,612,181
Net asset value per share outstanding	$8.56
Service Class
Net assets applicable to outstanding shares	$660,840,278
Shares of beneficial interest outstanding	77,143,599
Net asset value per share outstanding	$8.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Floating Rate Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$40,425,302
Dividends-affiliated	71,685
Total income	40,496,987
Expenses
Manager (See Note 3)	2,677,515
Distribution/Service—Service Class (See Note 3)	804,920
Professional fees	77,482
Shareholder communication	27,781
Custodian	18,456
Trustees	10,464
Miscellaneous	34,824
Total expenses	3,651,442
Net investment income (loss)	36,845,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(1,472,751)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,038,958)
Affiliated investments	(3,972)
Unfunded commitments	2,364
Net change in unrealized appreciation (depreciation)	(2,040,566)
Net realized and unrealized gain (loss)	(3,513,317)
Net increase (decrease) in net assets resulting from operations	$33,332,228
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$36,845,545	$68,138,869
Net realized gain (loss)	(1,472,751)	(13,269,188)
Net change in unrealized appreciation (depreciation)	(2,040,566)	37,593,639
Net increase (decrease) in net assets resulting from operations	33,332,228	92,463,320
Distributions to shareholders:
Initial Class	(10,364,540)	(19,710,895)
Service Class	(26,119,204)	(48,172,988)
Total distributions to shareholders	(36,483,744)	(67,883,883)
Capital share transactions:
Net proceeds from sales of shares	177,253,382	145,778,567
Net asset value of shares issued to shareholders in reinvestment of distributions	36,483,716	67,883,883
Cost of shares redeemed	(91,172,211)	(212,263,440)
Increase (decrease) in net assets derived from capital share transactions	122,564,887	1,399,010
Net increase (decrease) in net assets	119,413,371	25,978,447
Net Assets
Beginning of period	863,376,764	837,398,317
End of period	$982,790,135	$863,376,764
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Floating Rate Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.59	$8.34	$8.86	$8.81	$8.93	$8.66
Net investment income (loss) (a)	0.36	0.70	0.41	0.28	0.32	0.44
Net realized and unrealized gain (loss)	(0.03)	0.25	(0.52)	0.05	(0.12)	0.27
Total from investment operations	0.33	0.95	(0.11)	0.33	0.20	0.71
Less distributions:
From net investment income	(0.36)	(0.70)	(0.41)	(0.28)	(0.32)	(0.44)
Net asset value at end of period	$8.56	$8.59	$8.34	$8.86	$8.81	$8.93
Total investment return (b)	3.92%	11.86%	(1.25)%	3.76%	2.45%	8.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.42%††	8.30%	4.80%	3.23%	3.81%	4.98%
Net expenses (c)	0.64%††	0.64%	0.64%	0.64%	0.65%	0.65%
Portfolio turnover rate	14%	20%	14%	29%	19%	35%
Net assets at end of period (in 000's)	$321,950	$225,592	$275,041	$299,907	$142,403	$205,596

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.59	$8.34	$8.87	$8.82	$8.94	$8.67
Net investment income (loss) (a)	0.35	0.69	0.39	0.26	0.30	0.42
Net realized and unrealized gain (loss)	(0.02)	0.24	(0.53)	0.05	(0.12)	0.27
Total from investment operations	0.33	0.93	(0.14)	0.31	0.18	0.69
Less distributions:
From net investment income	(0.35)	(0.68)	(0.39)	(0.26)	(0.30)	(0.42)
Net asset value at end of period	$8.57	$8.59	$8.34	$8.87	$8.82	$8.94
Total investment return (b)	3.79%	11.58%	(1.49)%	3.50%	2.20%	8.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.19%††	8.08%	4.59%	2.96%	3.50%	4.73%
Net expenses (c)	0.89%††	0.89%	0.89%	0.89%	0.90%	0.90%
Portfolio turnover rate	14%	20%	14%	29%	19%	35%
Net assets at end of period (in 000's)	$660,840	$637,785	$562,357	$533,782	$496,645	$579,419

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Floating Rate Portfolio (formerly known as MainStay VP Floating Rate Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek high current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

32	NYLI VP Floating Rate Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible
33

Notes to Financial Statements (Unaudited) (continued)
and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the
Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

34	NYLI VP Floating Rate Portfolio

(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S.
bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the
35

Notes to Financial Statements (Unaudited) (continued)
Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio’s principal investments include floating rate loans, which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could decrease and you could lose money.
In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) LIBOR Replacement Risk. The Portfolio may invest in certain debt securities, derivatives or other financial instruments that have relied or continue to rely on LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. As of January 1, 2022, the United Kingdom Financial Conduct Authority ("FCA"), which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain most LIBOR rates due to the absence of an active market for interbank unsecured lending and other reasons. In connection with supervisory guidance from U.S. regulators, certain U.S. regulated entities have generally ceased to enter into certain new LIBOR contracts after January 1, 2022.  On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on SOFR (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Portfolio's investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio's performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Portfolio's performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to the Portfolio.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and

36	NYLI VP Floating Rate Portfolio

warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.60% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,677,515 and paid the Subadvisor fees in the amount of $1,338,757.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The
Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,037,270,405	$5,545,424	$(23,638,337)	$(18,092,913)
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $62,479,731, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,658	$57,822
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$67,883,883
37

Notes to Financial Statements (Unaudited) (continued)
Note 5–Commitments and Contingencies
As of June 30, 2024, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Epicor Software Corp., 2024 Delayed Draw Term Loan TBD, due 5/30/29	$441,582	$2,150
Ryan LLC, Delayed Draw Term Loan 3.50%, due 11/14/30	86,143	428
Total	$527,725	$2,578
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $267,350 and $118,581, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	12,806,479	$110,054,750
Shares issued to shareholders in reinvestment of distributions	1,208,412	10,364,512
Shares redeemed	(2,675,231)	(22,965,910)
Net increase (decrease)	11,339,660	$97,453,352
Year ended December 31, 2023:
Shares sold	1,190,046	$10,107,544
Shares issued to shareholders in reinvestment of distributions	2,323,880	19,710,895
Shares redeemed	(10,230,674)	(86,313,893)
Net increase (decrease)	(6,716,748)	$(56,495,454)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	7,824,372	$67,198,632
Shares issued to shareholders in reinvestment of distributions	3,042,624	26,119,204
Shares redeemed	(7,942,861)	(68,206,301)
Net increase (decrease)	2,924,135	$25,111,535
Year ended December 31, 2023:
Shares sold	15,985,471	$135,671,023
Shares issued to shareholders in reinvestment of distributions	5,673,044	48,172,988
Shares redeemed	(14,837,542)	(125,949,547)
Net increase (decrease)	6,820,973	$57,894,464

38	NYLI VP Floating Rate Portfolio

Note 11–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
40

NYLI VP Hedge Multi-Strategy Portfolio
(formerly known as MainStay VP Hedge Multi-Strategy Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 93.7%
Alternative 9.8%
Affiliated Investment Company 4.0%
NYLI Merger Arbitrage ETF (a)	318,205	$ 10,055,278
Derivative Income Fund 2.5%
JPMorgan Equity Premium Income ETF (a)	111,266	6,306,557
Managed Futures Funds 1.5%
iMGP DBi Managed Futures Strategy ETF	87,181	2,620,661
KFA Mount Lucas Managed Futures Index Strategy ETF (b)	24,187	705,293
Simplify Managed Futures Strategy ETF	17,616	474,222
		3,800,176
Merger Arbitrage Fund 1.0%
AltShares Merger Arbitrage ETF (b)	89,567	2,411,144
Private Equity Replication Fund 0.8%
Invesco Global Listed Private Equity ETF (a)	30,794	1,881,205
Total Alternative (Cost $23,886,564)		24,454,360
Bonds 55.6%
Bank Loan Funds 5.3%
Invesco Senior Loan ETF	354,009	7,448,349
SPDR Blackstone Senior Loan ETF	138,745	5,799,541
		13,247,890
Convertible Bond Funds 9.6%
iShares Convertible Bond ETF (a)	101,203	7,957,592
SPDR Bloomberg Convertible Securities ETF (a)	223,061	16,073,776
		24,031,368
Floating Rate—Investment Grade Funds 20.5%
iShares Floating Rate Bond ETF (a)	760,921	38,875,455
SPDR Bloomberg Investment Grade Floating Rate ETF	396,444	12,230,297
		51,105,752
Mortgage-Backed Security Funds 1.1%
iShares MBS ETF	18,345	1,684,255
	Shares	Value

Mortgage-Backed Security Funds (continued)
Vanguard Mortgage-Backed Securities ETF (a)	22,771	$ 1,033,803
		2,718,058
Municipal Bond Funds 6.7%
iShares National Muni Bond ETF (a)	83,210	8,866,025
Vanguard Tax-Exempt Bond Index ETF (a)	153,661	7,699,953
		16,565,978
Short Duration Fund 4.6%
Vanguard Short-Term Treasury ETF	198,048	11,484,804
Treasury Inflation Protected Security Funds 7.8%
iShares 0-5 Year TIPS Bond ETF	80,484	8,007,353
Vanguard Short-Term Inflation-Protected Securities ETF (a)	235,998	11,455,343
		19,462,696
Total Bonds (Cost $135,425,584)		138,616,546
Commodities 3.9%
Agriculture Fund 2.0%
Invesco DB Agriculture Fund (b)	207,753	4,944,521
Broad Fund 1.9%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	333,614	4,687,277
Total Commodities (Cost $9,610,477)		9,631,798
Equities 24.4%
Emerging Equity Funds 6.4%
Invesco India ETF (a)	4,468	130,600
iShares Core MSCI Emerging Markets ETF	105,779	5,662,350
iShares MSCI India ETF (b)	82,879	4,622,991
Vanguard FTSE Emerging Markets ETF	129,811	5,680,529
		16,096,470
International Equity Core Funds 5.0%
iShares Core MSCI EAFE ETF	80,147	5,821,878
Vanguard FTSE Developed Markets ETF	135,169	6,680,052
		12,501,930
Japan Equity Funds 0.3%
Franklin FTSE Japan ETF	3,426	98,532

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Equities (continued)
Japan Equity Funds (continued)
JPMorgan BetaBuilders Japan ETF (a)	10,770	$ 607,751
		706,283
U.S. Large Cap Core Funds 2.3%
Financial Select Sector SPDR Fund	57,376	2,358,727
Materials Select Sector SPDR Fund (a)	20,231	1,786,600
Vanguard Financials ETF	5,839	583,199
Vanguard Materials ETF (a)	4,843	932,907
		5,661,433
U.S. Large Cap Growth Funds 1.3%
Schwab U.S. Large-Cap Growth ETF (a)	6,080	613,107
Vanguard Growth ETF	7,176	2,683,896
		3,297,003
U.S. Mid Cap Core Funds 2.8%
iShares Core S&P Mid-Cap ETF	66,920	3,916,159
Vanguard Mid-Cap ETF (a)	12,361	2,992,598
		6,908,757
U.S. Momentum Funds 2.2%
Invesco S&P 500 Quality ETF (a)	3,083	195,894
iShares MSCI USA Momentum Factor ETF (a)	22,726	4,428,615
iShares MSCI USA Quality Factor ETF	5,375	917,835
		5,542,344
U.S. Preferred Funds 3.0%
Global X U.S. Preferred ETF (a)	53,809	1,058,961
iShares Preferred & Income Securities ETF (a)	204,818	6,462,008
		7,520,969
U.S. Small Cap Core Funds 1.1%
iShares Core S&P Small-Cap ETF	21,975	2,343,853
SPDR Portfolio S&P 600 Small Cap ETF	7,469	310,188
		2,654,041
Total Equities (Cost $58,954,651)		60,889,230
Total Exchange-Traded Funds (Cost $227,877,276)		233,591,934
Exchange-Traded Vehicles 6.1%
Commodities 0.5%
Broad Fund 0.2%
iShares GSCI Commodity Dynamic Roll Strategy ETF	23,982	654,948
	Shares	Value

Gold Fund 0.1%
SPDR Gold MiniShares Trust (b)	4,308	$ 198,556
Silver Funds 0.2%
abrdn Physical Silver Shares ETF (b)	1,577	43,903
iShares Silver Trust (b)	15,296	406,415
		450,318
Total Commodities (Cost $1,190,937)		1,303,822
Currency 5.6%
U.S. Dollar Fund 5.6%
Invesco DB US Dollar Index Bullish Fund (b)	480,428	13,994,868
Total Exchange-Traded Vehicles (Cost $14,643,569)		15,298,690

Short-Term Investments 11.4%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 5.19% (c)	992,575	992,575
Unaffiliated Investment Companies 11.0%
Fidelity Government Portfolio, 5.31% (c)(d)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, 5.31% (c)(d)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 5.32% (c)(d)	10,425,321	10,425,321
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.33% (c)(d)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, 5.29% (c)(d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, 5.32% (c)(d)	9,000,000	9,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Hedge Multi-Strategy Portfolio

	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Companies (continued)
Wells Fargo Government Money Market Fund, 5.32% (c)(d)	2,000,000	$ 2,000,000
Total Unaffiliated Investment Companies (Cost $27,425,321)		27,425,321
Total Short-Term Investments (Cost $28,417,896)		28,417,896
Total Investments (Cost $270,938,741)	111.2%	277,308,520
Other Assets, Less Liabilities	(11.2)	(27,880,282)
Net Assets	100.0%	$ 249,428,238

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $35,821,774; the total market value of collateral held by the Portfolio was $36,748,910. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,323,589. The Portfolio received cash collateral with a value of $27,425,321. (See Note 2(H))
(b)	Non-income producing security.
(c)	Current yield as of June 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Merger Arbitrage ETF	$ 12,160	$ 2,232	$ (4,380)	$ 38	$ 5	$ 10,055	$ —	$ —	318
NYLI U.S. Government Liquidity Fund	2,889	15,607	(17,503)	—	—	993	23	—	993
	$15,049	$17,839	$(21,883)	$38	$5	$11,048	$23	$—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	4	$ —
Morgan Stanley & Co.	abrdn Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	4	—
Bank of America Merrill Lynch	AGF US Market Neutral Anti-Beta Fund	Federal Funds Composite Interest Rate	9/3/24	Monthly	(4,323)	—
Morgan Stanley & Co.	AGF US Market Neutral Anti-Beta Fund	Federal Fund Rate minus 10.33%	9/16/24	Monthly	(4,323)	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	210	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	210	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	Federal Funds Composite Interest Rate	9/3/24	Monthly	(1,207)	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/16/24	Monthly	(1,207)	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	205	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	205	—
Bank of America Merrill Lynch	Franklin FTSE Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	8	—
Morgan Stanley & Co.	Franklin FTSE Japan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	8	—
Bank of America Merrill Lynch	Global X US Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	92	—
Morgan Stanley & Co.	Global X US Preferred ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	92	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	228	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	228	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	Federal Funds Composite Interest Rate	9/3/24	Monthly	(693)	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate minus 9.03%	9/16/24	Monthly	(693)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	434	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 0.64%	9/16/24	Monthly	434	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	1,213	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 0.64%	9/16/24	Monthly	1,213	—
Bank of America Merrill Lynch	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	16	—
Morgan Stanley & Co.	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	16	—
Bank of America Merrill Lynch	Invesco Global Listed Private Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	164	—
Morgan Stanley & Co.	Invesco Global Listed Private Equity ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	164	—
Bank of America Merrill Lynch	Invesco India Exchange-Traded Fund Trust	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	11	—
Morgan Stanley & Co.	Invesco India Exchange-Traded Fund Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	11	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Hedge Multi-Strategy Portfolio

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	411	$ —
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	411	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	643	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	643	—
Bank of America Merrill Lynch	iShares 0-3 Month Treasury Bond ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(1,592)	—
Morgan Stanley & Co.	iShares 0-3 Month Treasury Bond ETF	Federal Fund Rate minus 0.73%	9/16/24	Monthly	(1,592)	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	692	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	692	—
Bank of America Merrill Lynch	iShares Broad USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(1,002)	—
Morgan Stanley & Co.	iShares Broad USD High Yield Corporate Bond ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(1,007)	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	687	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	687	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	511	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	511	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	497	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	497	—
Bank of America Merrill Lynch	iShares Core S&P Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	337	—
Morgan Stanley & Co.	iShares Core S&P Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	341	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	201	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	204	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	3,377	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	3,377	—
Bank of America Merrill Lynch	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	56	—
Morgan Stanley & Co.	iShares GSCI Commodity Dynamic Roll Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	56	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(1,524)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 12.83%	9/16/24	Monthly	(1,524)	—
Bank of America Merrill Lynch	iShares MBS ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	147	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	147	—
Bank of America Merrill Lynch	iShares MSCI India ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	406	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares MSCI India ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	406	$ —
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	389	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	389	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	79	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	79	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	766	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	766	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	558	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	558	—
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(248)	—
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate minus 1.68%	9/16/24	Monthly	(248)	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	35	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	35	—
Bank of America Merrill Lynch	JPMorgan BetaBuilders Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	53	—
Morgan Stanley & Co.	JPMorgan BetaBuilders Japan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	53	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	553	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	553	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(702)	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate minus 0.78%	9/16/24	Monthly	(702)	—
Bank of America Merrill Lynch	KFA Mount Lucas Managed Futures Index Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	60	—
Morgan Stanley & Co.	KFA Mount Lucas Managed Futures Index Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	60	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	156	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/24	Monthly	156	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	868	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	868	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(495)	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate minus 0.83%	9/16/24	Monthly	(495)	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	53	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	53	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Hedge Multi-Strategy Portfolio

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	41	$ —
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	41	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	509	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	509	—
Bank of America Merrill Lynch	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(2,597)	—
Morgan Stanley & Co.	SPDR Bloomberg 1-3 Month T-Bill ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(2,597)	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	1,393	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,393	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(2,539)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 5.98%	9/16/24	Monthly	(2,539)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	1,060	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	1,060	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	17	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/16/24	Monthly	17	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(19)	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(19)	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 600 Small Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	27	—
Morgan Stanley & Co.	SPDR Portfolio S&P 600 Small Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	25	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	9/3/24	Monthly	(778)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 4.23%	9/16/24	Monthly	(778)	—
Bank of America Merrill Lynch	Utilities Select Sector SPDR Fund	Federal Funds Composite Interest Rate	9/3/24	Monthly	(1,073)	—
Morgan Stanley & Co.	Utilities Select Sector SPDR Fund	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(1,073)	—
Bank of America Merrill Lynch	Vanguard Consumer Discretionary ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(336)	—
Morgan Stanley & Co.	Vanguard Consumer Discretionary ETF	Federal Fund Rate minus 1.73%	9/16/24	Monthly	(336)	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	50	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	50	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	577	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	577	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	498	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	498	$ —
Bank of America Merrill Lynch	Vanguard Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	234	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	234	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(1,591)	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate minus 0.63%	9/16/24	Monthly	(1,591)	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(25)	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate minus 0.35%	9/16/24	Monthly	(25)	—
Bank of America Merrill Lynch	Vanguard Materials ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	81	—
Morgan Stanley & Co.	Vanguard Materials ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	81	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	258	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	261	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	89	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	89	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	989	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	989	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	991	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	992	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	9/3/24	Monthly	665	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	9/16/24	Monthly	665	—
Bank of America Merrill Lynch	Vanguard Utilities ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(445)	—
Morgan Stanley & Co.	Vanguard Utilities ETF	Federal Fund Rate minus 0.93%	9/16/24	Monthly	(445)	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate	9/3/24	Monthly	(275)	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate minus 0.83%	9/16/24	Monthly	(275)	—
						$ —

1.	As of June 30, 2024, cash in the amount $80,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2024.

Abbreviation(s):
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Hedge Multi-Strategy Portfolio

ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GSCI—Goldman Sachs Commodity Index
MBS—Mortgage-Backed Security
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 233,591,934	$ —	$ —	$ 233,591,934
Exchange-Traded Vehicles	15,298,690	—	—	15,298,690
Short-Term Investments
Affiliated Investment Company	992,575	—	—	992,575
Unaffiliated Investment Companies	27,425,321	—	—	27,425,321
Total Short-Term Investments	28,417,896	—	—	28,417,896
Total Investments in Securities	$ 277,308,520	$ —	$ —	$ 277,308,520

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $260,010,662) including securities on loan of $35,821,774	$266,260,667
Investment in affiliated investment companies, at value (identified cost $10,928,079)	11,047,853
Cash denominated in foreign currencies (identified cost $4,613)	4,541
Cash collateral on deposit at broker for swap contracts	80,000
Receivables:
Portfolio shares sold	94,135
Dividends	54,718
Securities lending	35,339
Other assets	2,757
Total assets	277,580,010
Liabilities
Cash collateral received for securities on loan	27,425,321
Due to custodian	2,838
Payables:
Portfolio shares redeemed	384,931
Manager (See Note 3)	133,849
Dividends and interest on OTC swaps contracts	91,306
NYLIFE Distributors (See Note 3)	48,939
Custodian	25,549
Professional fees	19,693
Shareholder communication	11,013
Trustees	68
Accrued expenses	8,265
Total liabilities	28,151,772
Net assets	$249,428,238
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,808
Additional paid-in-capital	312,453,057
312,481,865
Total distributable earnings (loss)	(63,053,627)
Net assets	$249,428,238
Initial Class
Net assets applicable to outstanding shares	$12,687,928
Shares of beneficial interest outstanding	1,463,044
Net asset value per share outstanding	$8.67
Service Class
Net assets applicable to outstanding shares	$236,740,310
Shares of beneficial interest outstanding	27,344,764
Net asset value per share outstanding	$8.66

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Hedge Multi-Strategy Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$4,277,645
Securities lending, net	269,812
Dividends-affiliated	23,459
Total income	4,570,916
Expenses
Manager (See Note 3)	961,324
Distribution/Service—Service Class (See Note 3)	305,178
Professional fees	38,111
Custodian	22,784
Shareholder communication	3,774
Trustees	3,207
Miscellaneous	4,429
Total expenses before waiver/reimbursement	1,338,807
Expense waiver/reimbursement from Manager (See Note 3)	(136,374)
Net expenses	1,202,433
Net investment income (loss)	3,368,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	6,272,931
Affiliated investment company transactions	37,518
Swap transactions	(721,386)
Net realized gain (loss)	5,589,063
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,874,725)
Affiliated investments	4,796
Translation of other assets and liabilities in foreign currencies	(1,031)
Net change in unrealized appreciation (depreciation)	(1,870,960)
Net realized and unrealized gain (loss)	3,718,103
Net increase (decrease) in net assets resulting from operations	$7,086,586
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,368,483	$10,363,692
Net realized gain (loss)	5,589,063	(3,235,386)
Net change in unrealized appreciation (depreciation)	(1,870,960)	18,801,280
Net increase (decrease) in net assets resulting from operations	7,086,586	25,929,586
Distributions to shareholders:
Initial Class	—	(588,271)
Service Class	—	(11,163,374)
Total distributions to shareholders	—	(11,751,645)
Capital share transactions:
Net proceeds from sales of shares	9,365,847	9,065,487
Net asset value of shares issued to shareholders in reinvestment of distributions	—	11,751,645
Cost of shares redeemed	(29,194,142)	(58,900,317)
Increase (decrease) in net assets derived from capital share transactions	(19,828,295)	(38,083,185)
Net increase (decrease) in net assets	(12,741,709)	(23,905,244)
Net Assets
Beginning of period	262,169,947	286,075,191
End of period	$249,428,238	$262,169,947
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Hedge Multi-Strategy Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.43	$8.04	$8.97	$9.02	$8.74	$8.22
Net investment income (loss) (a)	0.12	0.34	0.18	0.09	0.14	0.20
Net realized and unrealized gain (loss)	0.12	0.49	(0.94)	(0.14)	0.33	0.49
Total from investment operations	0.24	0.83	(0.76)	(0.05)	0.47	0.69
Less distributions:
From net investment income	—	(0.44)	(0.17)	—	(0.16)	(0.16)
Return of capital	—	—	—	—	(0.03)	(0.01)
Total distributions	—	(0.44)	(0.17)	—	(0.19)	(0.17)
Net asset value at end of period	$8.67	$8.43	$8.04	$8.97	$9.02	$8.74
Total investment return (b)	2.85%(c)	10.26%	(8.48)%	(0.55)%(c)	5.38%	8.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.87%††	4.02%(d)	2.12%	0.97%	1.56%	2.36%
Net expenses (e)	0.70%††	0.67%(f)	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (e)	0.81%††	0.80%	0.81%	0.83%	1.00%	1.20%
Portfolio turnover rate	62%	107%	139%	126%	179%	151%
Net assets at end of period (in 000's)	$12,688	$11,880	$12,070	$13,499	$12,044	$10,749

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.99%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.70%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.42	$8.01	$8.94	$9.01	$8.73	$8.18
Net investment income (loss) (a)	0.11	0.31	0.15	0.06	0.11	0.18
Net realized and unrealized gain (loss)	0.13	0.49	(0.94)	(0.13)	0.34	0.49
Total from investment operations	0.24	0.80	(0.79)	(0.07)	0.45	0.67
Less distributions:
From net investment income	—	(0.39)	(0.14)	—	(0.14)	(0.12)
Return of capital	—	—	—	—	(0.03)	(0.00)‡
Total distributions	—	(0.39)	(0.14)	—	(0.17)	(0.12)
Net asset value at end of period	$8.66	$8.42	$8.01	$8.94	$9.01	$8.73
Total investment return (b)	2.85%(c)	9.98%	(8.70)%	(0.78)%(c)	5.14%	8.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.62%††	3.76%(d)	1.82%	0.65%	1.29%	2.09%
Net expenses (e)	0.95%††	0.92%(f)	0.95%	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (e)	1.06%††	1.05%	1.06%	1.09%	1.25%	1.45%
Portfolio turnover rate	62%	107%	139%	126%	179%	151%
Net assets at end of period (in 000's)	$236,740	$250,290	$274,005	$360,262	$371,833	$389,101

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.73%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.95%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Hedge Multi-Strategy Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Hedge Multi-Strategy Portfolio (formerly known as MainStay VP Hedge Multi-Strategy Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2013
Service Class	May 1, 2013
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index. The IQ Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) by using the following hedge fund investment styles: long/short equity; global macro; market neutral; event-driven; fixed-income arbitrage; and emerging markets.
The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”), but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the IQ Hedge Multi-Strategy Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and

17

Notes to Financial Statements (Unaudited) (continued)
on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

18	NYLI VP Hedge Multi-Strategy Portfolio

Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts and the underlying funds held by the Portfolio may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETPs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETPs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETPs and
19

Notes to Financial Statements (Unaudited) (continued)
mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
In addition, the Portfolio bears a pro rata share of the fees and expenses of the ETPs in which it invests. Because the ETPs have varied expense and fee levels and the Portfolio may own different proportions of the ETPs at different times, the amount of fees and expenses incurred indirectly by the Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Portfolio enters into a “long” equity swap, the counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Portfolio will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Portfolio's return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Portfolio on the notional amount. Alternatively, when the Portfolio enters into a “short” equity swap, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular referenced security or securities short, less the dividend expense that the Portfolio would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Portfolio will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity

20	NYLI VP Hedge Multi-Strategy Portfolio

swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Portfolio's current obligations. The Portfolio and New York Life Investments, however, believe these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.
Equity swaps are derivatives and their value can be very volatile. The Portfolio may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager, or the Subadvisor do not accurately analyze and predict future market trends, the values or assets or economic factors, the Portfolio may suffer a loss, which may be substantial.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there
21

Notes to Financial Statements (Unaudited) (continued)
can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio utilizes a range of derivative instruments for a variety of different purposes. Total return swaps (“TRS”) are one form of derivative that is used. In some cases, TRS contracts are entered into so as to affect long and short exposure to individual securities or indices within a particular strategy. In other cases, TRS are used to gain exposure to the strategy itself, which may also use derivatives. For example, a TRS contract is used to generate the return available from a customized index comprised of a diversified basket of exchange-traded futures. Other examples of derivative positions into which the Portfolio may enter include interest rate swaps, credit default swaps and option contracts. These instruments are frequently used to obtain a desired return at a lower cost to the Portfolio than is available when investing directly in the underlying instrument or to hedge against credit and interest rate risks. The Portfolio may also enter into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(721,386)	$(721,386)
Total Net Realized Gain (Loss)	$(721,386)	$(721,386)

Average Notional Amount	Total
Swap Contracts Long	$28,876,663
Swap Contracts Short	$(28,752,133)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. IndexIQ Advisors LLC (“IndexIQ Advisors” or “Subadvisor”), a registered investment adviser and an affiliate of New York Life Investments, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and IndexIQ Advisors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $961,324 and waived fees and/or reimbursed expenses in the amount of $136,374 and paid the Subadvisor fees in the amount of $412,475.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service

22	NYLI VP Hedge Multi-Strategy Portfolio

fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$274,825,279	$3,293,310	$(810,069)	$2,483,241
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $73,521,468, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$57,771	$15,750
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$11,751,645
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $158,950 and $174,239, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	88,528	$757,744
Shares redeemed	(35,159)	(300,467)
Net increase (decrease)	53,369	$457,277
Year ended December 31, 2023:
Shares sold	92,848	$783,651
Shares issued to shareholders in reinvestment of distributions	69,798	588,271
Shares redeemed	(253,924)	(2,101,275)
Net increase (decrease)	(91,278)	$(729,353)

23

Notes to Financial Statements (Unaudited) (continued)
Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,009,628	$8,608,103
Shares redeemed	(3,378,167)	(28,893,675)
Net increase (decrease)	(2,368,539)	$(20,285,572)
Year ended December 31, 2023:
Shares sold	986,872	$8,281,836
Shares issued to shareholders in reinvestment of distributions	1,325,351	11,163,374
Shares redeemed	(6,786,433)	(56,799,042)
Net increase (decrease)	(4,474,210)	$(37,353,832)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on March 4, 2024, the Board considered and approved, among other related proposals, to be effective on or about August 28, 2024, the investment management services provided by the Subadvisor will be transferred to New York Life Investments. New York Life Investments will assume the duties and obligations of the Subadvisor and the personnel at the Subadvisor who currently provide investment services to the Portfolio will continue to provide the same investment management services to these Portfolios through New York Life Investments. The Subadvisory Agreement between New York Life and the Subadvisor will be terminated. These changes will take effect on or around August 28, 2024. See the Supplement dated May 1, 2024, for additional information.
24	NYLI VP Hedge Multi-Strategy Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
25

NYLI VP Income Builder Portfolio
(formerly known as MainStay VP Income Builder Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 38.6%
Asset-Backed Securities 2.8%
Automobile Asset-Backed Securities 1.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 750,000	$ 749,768
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	239,150	235,607
Series 2021-2, Class E
2.54%, due 7/13/27	900,000	880,712
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	805,046
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	400,000	385,364
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	122,487
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	221,604
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	575,000	542,655
Series 2020-3, Class D
2.50%, due 9/15/26	280,000	270,729
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	621,103
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	795,000	755,530
Series 2019-4A, Class D
4.09%, due 8/17/26	455,465	455,086
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class D
10.583% (SOFR 30A + 5.25%), due 5/20/32 (a)(b)	500,000	500,276
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	386,824
		6,932,791
Other Asset-Backed Securities 1.5%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
1.433% (3 Month SOFR + 1.38%), due 7/21/37 (Cayman Islands) (a)(b)(c)	400,000	400,000
	Principal Amount	Value

Other Asset-Backed Securities (continued)
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	$ 492,260	$ 452,023
Series 2019-1, Class B
3.85%, due 2/15/28	345,839	323,138
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	751,217	648,472
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	499,196	473,044
Series 2020-1, Class A2
1.99%, due 7/15/60	480,235	417,053
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	8,442	8,443
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	365,000	353,836
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	266,813	245,045
Series 2021-2, Class B
2.302%, due 12/17/26	249,863	229,587
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	629,962
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	346,258	304,292
Series 2020-EA, Class A
1.69%, due 5/15/69	245,213	224,278
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	592,501
Series 2021-1, Class B1
2.41%, due 10/20/61	755,000	650,677
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (Bermuda) (a)(b)	250,000	250,126
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (Cayman Islands) (a)(b)(c)	350,000	350,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	$ 8,986,949	$ 353,367
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	338,190	337,935
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	468,315	469,642
		7,713,421
Total Asset-Backed Securities (Cost $14,981,199)		14,646,212
Corporate Bonds 14.4%
Aerospace & Defense 0.1%
Boeing Co. (The) (a)
6.528%, due 5/1/34	295,000	302,051
6.858%, due 5/1/54	310,000	318,113
		620,164
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	400,000	396,444
5.75%, due 4/20/29	360,000	350,233
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	233,252	230,427
4.75%, due 10/20/28	900,000	876,517
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	477,001	477,953
		2,331,574
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	345,000	363,377
Auto Manufacturers 1.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	230,000	224,880
2.70%, due 8/10/26	595,000	558,862
4.125%, due 8/17/27	485,000	460,845
6.80%, due 5/12/28	365,000	376,035
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	282,210
2.70%, due 6/10/31	850,000	702,748
4.30%, due 4/6/29	470,000	446,519
	Principal Amount	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	$ 810,000	$ 801,327
1.85%, due 9/16/26	1,350,000	1,236,089
		5,089,515
Banks 4.9%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (Australia) (a)(b)	585,000	581,185
Banco Santander SA (Spain)
5.294%, due 8/18/27	600,000	596,028
6.35%, due 3/14/34	600,000	600,429
Bank of America Corp. (f)
2.496%, due 2/13/31	650,000	561,827
2.572%, due 10/20/32	510,000	422,715
2.687%, due 4/22/32	465,000	392,981
3.384%, due 4/2/26	465,000	456,673
Series MM
4.30%, due 1/28/25 (g)	631,000	620,207
Barclays plc (United Kingdom) (b)(g)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	701,153
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	680,000	690,431
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (f)	565,000	494,943
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	625,000	562,484
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(g)	885,000	708,685
BPCE SA
2.045%, due 10/19/27 (France) (a)(f)	530,000	486,551
Citigroup, Inc.
6.625%, due 6/15/32	190,000	202,795
Citizens Bank NA
6.064%, due 10/24/25 (f)	475,000	474,737
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	414,267
Comerica, Inc.
5.982%, due 1/30/30 (f)	555,000	546,864

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(g)	$ 1,000,000	$ 869,591
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (f)	255,000	214,087
6.594% (SOFR + 1.219%), due 11/16/27 (b)	820,000	823,498
First Horizon Bank
5.75%, due 5/1/30	815,000	776,888
First Horizon Corp.
4.00%, due 5/26/25	775,000	760,254
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (f)	535,000	499,206
1.992%, due 1/27/32 (f)	480,000	389,543
6.75%, due 10/1/37	159,000	171,534
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	555,000	546,382
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	200,000	203,205
KeyBank NA
4.90%, due 8/8/32	445,000	396,581
KeyCorp
6.401%, due 3/6/35 (f)	270,000	273,736
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	498,751
4.65%, due 3/24/26	1,075,000	1,055,225
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	348,737
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(f)	820,000	677,651
Mizuho Financial Group, Inc.
5.579% (1 Year Treasury Constant Maturity Rate + 1.30%), due 5/26/35 (Japan) (b)	435,000	434,436
Morgan Stanley (f)
2.484%, due 9/16/36	885,000	700,142
2.511%, due 10/20/32	645,000	533,094
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (United Kingdom) (b)	355,000	356,126
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	340,000	346,311
	Principal Amount	Value

Banks (continued)
Societe Generale SA (France) (a)(b)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (g)	$ 395,000	$ 352,306
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (g)	810,000	652,582
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	275,000	263,216
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(b)	550,000	541,100
Truist Financial Corp.
5.711%, due 1/24/35 (f)	435,000	433,101
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (f)	500,000	426,503
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	1,005,000	815,109
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	156,699
6.442%, due 8/11/28 (f)	245,000	251,195
Wells Fargo & Co. (f)
3.35%, due 3/2/33	390,000	338,210
5.499%, due 1/23/35	610,000	607,861
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	533,000	437,277
		25,665,092
Biotechnology 0.0% ‡
Amgen, Inc.
5.75%, due 3/2/63	250,000	244,808
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	745,000	678,269
Huntsman International LLC
4.50%, due 5/1/29	731,000	692,603
Sasol Financing USA LLC
8.75%, due 5/3/29 (South Africa) (a)	650,000	659,878
		2,030,750
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	$ 380,000	$ 359,057
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41	885,000	647,371
5.30%, due 10/1/29	318,000	319,794
8.10%, due 7/15/36	527,000	628,489
		1,595,654
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	665,000	620,334
Air Lease Corp.
2.30%, due 2/1/25	820,000	802,469
4.25%, due 9/15/24	420,000	418,580
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(g)	190,000	183,187
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	265,000	274,983
8.00%, due 11/1/31	640,000	706,296
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	489,308
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	606,324
2.875%, due 2/15/25	1,040,000	1,018,867
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	505,000	479,177
Capital One Financial Corp. (f)
6.051%, due 2/1/35	205,000	206,191
6.312%, due 6/8/29	515,000	526,940
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	455,000	460,833
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	770,000	765,124
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	351,355
7.50%, due 5/15/31	415,000	419,928
		8,329,896
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	447,096
	Principal Amount	Value

Electric (continued)
Alabama Power Co.
3.00%, due 3/15/52	$ 335,000	$ 216,968
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	604,312
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	278,907
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	453,863
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	813,314
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (Colombia) (a)	425,000	354,603
Evergy Metro, Inc.
5.40%, due 4/1/34	470,000	466,375
Eversource Energy
5.95%, due 7/15/34	535,000	539,634
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	578,469
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	229,871
Ohio Power Co.
Series R
2.90%, due 10/1/51	420,000	256,676
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	195,640
Sempra
5.50%, due 8/1/33	535,000	534,113
Southern California Edison Co.
4.00%, due 4/1/47	520,000	397,961
5.70%, due 3/1/53	165,000	159,835
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	271,690
5.45%, due 4/1/53	225,000	214,701
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	304,552
		7,318,580
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	565,000	493,147
Food 0.3%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	589,000	587,593
Minerva Luxembourg SA
8.875%, due 9/13/33 (Brazil) (a)	630,000	650,637

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	$ 500,000	$ 481,324
		1,719,554
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31 (Brazil)	625,000	544,552
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	425,000	434,150
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	377,558
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	260,033
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	830,000	522,470
		1,594,211
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54 (a)	340,000	324,992
Insurance 0.5%
Athene Holding Ltd.
6.25%, due 4/1/54	320,000	320,207
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	418,838
Protective Life Corp.
8.45%, due 10/15/39	725,000	895,149
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	938,032
		2,572,226
Iron & Steel 0.1%
Algoma Steel, Inc.
9.125%, due 4/15/29 (Canada) (a)	440,000	428,450
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	550,000	550,746
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (h)	460,000	455,969
	Principal Amount	Value

Lodging (continued)
Studio City Finance Ltd.
5.00%, due 1/15/29 (Macao) (a)	$ 505,000	$ 444,531
		1,451,246
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	495,000	343,190
Mining 0.1%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (Australia) (a)	365,000	371,931
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.319% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,020,000	896,927
Oil & Gas 0.0% ‡
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(i)	325,000	243,750
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	39,276
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	320,000	319,347
		358,623
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	360,000	337,873
4.75%, due 5/9/27	545,000	525,194
		863,067
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	538,580
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)(j)	360,000	379,328
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	452,008
Energy Transfer LP
5.35%, due 5/15/45	415,000	370,588
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	260,000	258,430
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	$ 865,000	$ 719,734
MPLX LP
2.65%, due 8/15/30	730,000	629,065
Targa Resources Corp.
4.20%, due 2/1/33	335,000	301,224
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	715,178
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	315,000	342,854
Western Midstream Operating LP
5.25%, due 2/1/50 (h)	630,000	552,194
		5,259,183
Real Estate Investment Trusts 0.3%
GLP Capital LP
3.35%, due 9/1/24	505,000	502,033
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	710,000	699,236
4.375%, due 1/15/27	415,000	392,910
		1,594,179
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	308,000	294,349
Nordstrom, Inc.
4.25%, due 8/1/31	190,000	168,945
		463,294
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	680,000	461,610
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)(j)	245,000	244,082
Water 0.1%
Aegea Finance SARL (Brazil) (a)
6.75%, due 5/20/29	360,000	350,081
9.00%, due 1/20/31	210,000	218,398
		568,479
Total Corporate Bonds (Cost $80,896,530)		74,745,160
	Principal Amount	Value
Foreign Government Bonds 0.8%
Argentina 0.1%
Argentina Government Bond
3.625%, due 7/9/35 (h)	$ 800,000	$ 335,029
Chile 0.2%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	835,592
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	554,611
4.50%, due 1/28/26	235,000	229,777
		784,388
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	620,000	554,671
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	423,842
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	585,000	525,769
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	660,792
Total Foreign Government Bonds (Cost $4,451,162)		4,120,083
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	310,510	296,149
Total Loan Assignments (Cost $309,067)		296,149

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities 14.8%
Agency (Collateralized Mortgage Obligations) 5.8%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	$ 315,720	$ 289,184
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	779,418	538,272
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	1,200,065	30,732
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	711,091	3,207
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(d)	914,792	1,533
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	172,015	3,766
REMIC, Series 5326
(zero coupon), due 8/25/53	236,203	184,745
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	459,274	373,845
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	888,191	723,120
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	370,843	299,814
REMIC, Series 4993, Class KS
0.60% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	1,474,628	162,314
REMIC, Series 4994, Class TS
0.65% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	787,753	84,738
REMIC, Series 4831, Class SA
0.752% (SOFR 30A + 6.086%), due 10/15/48 (b)(d)	681,506	74,987
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	413,613	343,889
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	438,508	252,388
REMIC, Series 5204, Class KA
3.00%, due 5/25/49	874,297	797,939
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	817,251	145,874
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	767,488	125,710
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	542,323	91,619
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	$ 604,052	$ 95,532
REMIC, Series 5160
3.00%, due 10/25/51 (d)	640,581	71,174
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	514,248	458,170
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	915,221	812,023
REMIC, Series 5040
3.50%, due 11/25/50 (d)	455,491	86,664
REMIC, Series 5268, Class B
4.50%, due 10/25/52	581,816	550,540
FHLMC, Strips
REMIC, Series 272
(zero coupon), due 8/15/42	514,391	384,761
REMIC, Series 311
(zero coupon), due 8/15/43	270,846	201,744
REMIC, Series 402
(zero coupon), due 9/25/53	536,136	431,925
REMIC, Series 311, Class S1
0.502% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	1,484,611	141,874
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (d)	1,282,803	162,967
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	546,662	868
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	3,716,784	21,539
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	438,321	343,936
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	488,659	398,634
REMIC, Series 2022-10, Class SA
0.415% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	823,823	101,658
REMIC, Series 2021-40, Class SI
0.50% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	909,359	78,982
REMIC, Series 2016-57, Class SN
0.60% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	748,073	68,553
REMIC, Series 2020-70, Class SD
0.80% (SOFR 30A + 6.136%), due 10/25/50 (b)(d)	1,026,820	117,712
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (d)	$ 1,199,176	$ 194,831
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	532,649	81,604
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	363,767	50,004
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	1,533,520	205,607
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	241,692	31,032
REMIC, Series 2021-57, Class ZW
2.50%, due 7/25/51	455,030	260,486
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	1,984,378	286,154
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	1,389,027	233,283
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	946,440	205,681
FNMA, Strips (d)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	2,217,649	212,017
REMIC, Series 429, Class C5
3.00%, due 10/25/52	2,050,317	351,766
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	406,326	4,134
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	1,363,198	14,107
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	2,290,974	17,202
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,113,332	738,312
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	2,242,156	25,039
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	2,122,039	14,920
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	354,306	405
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	$ 797,190	$ 920
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	2,980,221	15,453
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	2,520,130	21,398
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	7,191,807	100,071
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	1,461,301	44,534
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	3,054,483	53,848
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	1,583,041	3,058
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	2,319,594	13,810
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	11,858,812	46,778
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	1,163,683	17,403
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	2,437,318	29,666
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	6,149,652	88,417
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	1,221,361	14,324
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	661,241	510,677
REMIC, Series 2023-53
(zero coupon), due 4/20/53	293,136	227,900
REMIC, Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	2,766,316	92,562

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	$ 346,827	$ 282,475
REMIC, Series 2023-60, Class ES
0.534% (SOFR 30A + 11.20%), due 4/20/53 (b)	650,996	579,834
REMIC, Series 2019-115, Class SA
0.597% (1 Month SOFR + 5.936%), due 9/20/49 (b)(d)	1,056,301	105,652
REMIC, Series 2020-34, Class SC
0.597% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	982,875	102,419
REMIC, Series 2023-47, Class KS
0.647% (1 Month SOFR + 5.986%), due 4/20/48 (b)(d)	2,841,690	300,240
REMIC, Series 2020-146, Class SA
0.847% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	943,527	110,805
REMIC, Series 2020-175, Class CS
0.847% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,003,455	110,676
REMIC, Series 2021-179, Class SA
0.847% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,378,967	162,867
REMIC, Series 2020-167, Class SN
0.847% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	470,420	58,675
REMIC, Series 2020-189, Class SU
0.847% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	624,106	79,691
REMIC, Series 2021-46, Class QS
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	557,902	69,350
REMIC, Series 2021-57, Class SA
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	2,129,321	250,467
REMIC, Series 2021-57, Class SD
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	3,479,991	415,016
REMIC, Series 2021-46, Class TS
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	680,590	85,249
REMIC, Series 2021-96, Class SN
0.847% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	1,197,039	135,448
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-122, Class HS
0.847% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	$ 1,144,633	$ 147,143
REMIC, Series 2022-137, Class S
0.847% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	1,246,383	142,361
REMIC, Series 2021-135, Class GS
0.847% (1 Month SOFR + 6.186%), due 8/20/51 (b)(d)	1,877,743	226,002
REMIC, Series 2021-96, Class JS
0.897% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	984,106	120,095
REMIC, Series 2023-86, Class SE
1.317% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	835,306	109,233
REMIC, Series 2023-66, Class MP
1.634% (SOFR 30A + 12.30%), due 5/20/53 (b)	682,187	645,310
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	321,536	31,405
REMIC, Series 2020-188
2.00%, due 12/20/50 (d)	1,495,384	163,557
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (d)	701,497	75,010
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (d)	2,051,340	204,161
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	1,025,973	117,598
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (d)	2,015,634	191,571
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	248,803	32,320
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (d)	876,129	111,162
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (d)	830,499	113,879
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (d)	2,024,260	269,239
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	595,351	73,779
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,338,112	1,082,445
REMIC, Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	502,373	405,051
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-188
2.50%, due 10/20/51 (d)	$ 1,624,763	$ 266,332
REMIC, Series 2022-83
2.50%, due 11/20/51 (d)	1,291,432	182,128
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,287,055	210,101
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	1,336,578	210,563
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	168,503	26,023
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	783,000	123,847
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,968,452	1,654,424
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	607,691	106,943
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	816,234	131,361
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	1,986,939	300,410
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	1,624,698	242,227
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	1,368,998	210,544
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	1,236,775	193,605
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	255,422	225,725
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	674,457	594,319
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	262,821	231,745
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	273,893	241,625
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	718,389	632,450
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	495,092	436,010
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	$ 1,702,306	$ 298,852
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	486,653	430,985
REMIC, Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (b)	266,388	242,123
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	242,817	225,340
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	319,951	314,850
REMIC, Series 2023-38, Class WT
6.654%, due 12/20/51 (k)	293,978	305,367
REMIC, Series 2023-59, Class YC
6.947%, due 9/20/51 (k)	651,038	694,577
REMIC, Series 2023-55, Class CG
7.475%, due 7/20/51 (k)	507,389	546,870
REMIC, Series 2023-55, Class LB
7.805%, due 11/20/51 (k)	472,841	531,992
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
8.70% (SOFR 30A + 3.364%), due 10/25/49 (a)(b)	233	233
		30,186,091
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
BANK
Series 2019-BN19, Class C
4.162%, due 8/15/61 (e)	655,000	501,729
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	520,000	447,635
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.805% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	20,023	18,983
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (k)	575,000	332,954
Series 2018-TALL, Class C
6.647% (1 Month SOFR + 1.318%), due 3/15/37 (b)	905,000	800,957
Series 2018-TALL, Class D
6.975% (1 Month SOFR + 1.646%), due 3/15/37 (b)	1,090,000	937,445

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.243%, due 10/10/51 (a)	$ 230,000	$ 163,111
Series 2019-B15, Class C
3.836%, due 12/15/72	590,000	446,894
Series 2019-B14, Class C
3.898%, due 12/15/62	670,000	491,604
Series 2018-B3, Class C
4.666%, due 4/10/51	425,000	345,529
BPR Trust
Series 2021-TY, Class E
9.043% (1 Month SOFR + 3.714%), due 9/15/38 (a)(b)	415,000	410,218
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (e)	365,000	317,354
Series 2022-CSMO, Class D
9.666% (1 Month SOFR + 4.337%), due 6/15/27 (b)	350,000	350,875
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	182,118
Series 2021-SDMF, Class F
7.38% (1 Month SOFR + 2.051%), due 9/15/34 (b)	455,645	437,459
CFCRE Commercial Mortgage Trust (a)(e)
Series 2016-C3, Class D
3.052%, due 1/10/48	365,000	313,371
Series 2011-C2, Class E
5.08%, due 12/15/47	245,000	211,402
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.308%, due 3/10/51 (a)(e)	325,000	219,063
Series 2016-C2, Class C
4.031%, due 8/10/49 (k)	365,000	333,362
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	600,000	589,902
Commercial Mortgage Trust (e)
Series 2014-CR15, Class D
4.082%, due 2/10/47 (a)	640,000	576,318
Series 2014-CR17, Class C
4.837%, due 5/10/47	330,000	299,039
Series 2012-LC4, Class C
5.468%, due 12/10/44	380,000	335,919
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.082%, due 1/15/49 (a)(e)	$ 675,000	$ 504,792
DROP Mortgage Trust
Series 2021-FILE, Class A
6.593% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	430,000	409,596
GNMA
REMIC, Series 2023-194, Class CI
0.876%, due 10/16/65 (d)(e)	2,261,423	155,868
REMIC, Series 2021-164
0.949%, due 10/16/63 (d)(e)	1,890,278	136,507
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (d)(k)	2,983,147	232,331
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (d)(e)	1,431,933	102,205
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)(e)	3,335,889	233,756
REMIC, Series 2022-185, Class DI
1.023%, due 10/16/65 (d)(e)	1,274,333	94,990
REMIC, Series 2023-172
1.386%, due 2/16/66 (d)(e)	2,066,156	205,979
REMIC, Series 2024-29, Class B
2.50%, due 8/16/64 (k)	610,000	454,241
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(e)
Series 2021-1MEM, Class C
2.742%, due 10/9/42	550,000	394,762
Series 2012-C6, Class E
5.129%, due 5/15/45	375,000	345,175
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	403,772
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B
3.996%, due 8/15/31	355,000	298,186
Morgan Stanley Capital I Trust
Series 2018-H3, Class D
3.00%, due 7/15/51 (a)	560,000	442,163
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.20% (SOFR 30A + 3.864%), due 3/25/50	1,036,061	1,038,503
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2019-01, Class B10
10.95% (SOFR 30A + 5.614%), due 10/25/49	$ 545,000	$ 541,398
Series 2023-01, Class M10
11.835% (SOFR 30A + 6.50%), due 11/25/53	830,000	929,896
Series 2020-01, Class CE
12.95% (SOFR 30A + 7.614%), due 3/25/50	520,000	516,823
ORL Trust (a)(b)
Series 2023-GLKS, Class C
8.98% (1 Month SOFR + 3.651%), due 10/19/36	395,000	394,753
Series 2023-GLKS, Class D
9.63% (1 Month SOFR + 4.301%), due 10/19/36	320,000	320,999
SREIT Trust
Series 2021-MFP, Class G
8.417% (1 Month SOFR + 3.088%), due 11/15/38 (a)(b)	712,863	705,185
TX Trust
Series 2024-HOU, Class E
9.706% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	375,000	371,759
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	279,018
Series 2018-C9, Class C
5.112%, due 3/15/51 (e)	395,000	294,318
Wells Fargo Commercial Mortgage Trust (a)
Series 2018-C43, Class D
3.00%, due 3/15/51	135,000	103,905
Series 2017-C39, Class D
4.512%, due 9/15/50 (e)	285,000	218,726
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.196%, due 3/15/45 (a)(e)	435,000	360,856
		19,553,703
Whole Loan (Collateralized Mortgage Obligations) 5.3%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	17,440,324	202,958
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b)
Series 2024-R03, Class 2M2
7.285% (SOFR 30A + 1.95%), due 3/25/44	$ 295,000	$ 296,411
Series 2020-SBT1, Class 1M2
9.10% (SOFR 30A + 3.764%), due 2/25/40	355,000	377,166
Series 2021-R03, Class 1B2
10.835% (SOFR 30A + 5.50%), due 12/25/41	430,000	451,047
Series 2021-R01, Class 1B2
11.335% (SOFR 30A + 6.00%), due 10/25/41	1,020,000	1,071,524
Series 2022-R01, Class 1B2
11.335% (SOFR 30A + 6.00%), due 12/25/41	940,000	990,474
Series 2022-R05, Class 2B2
12.335% (SOFR 30A + 7.00%), due 4/25/42	850,000	931,406
Series 2022-R02, Class 2B2
12.985% (SOFR 30A + 7.65%), due 1/25/42	400,000	436,474
Series 2019-HRP1, Class B1
14.70% (SOFR 30A + 9.364%), due 11/25/39	1,000,000	1,110,836
Series 2022-R04, Class 1B2
14.835% (SOFR 30A + 9.50%), due 3/25/42	615,000	699,401
Series 2022-R03, Class 1B2
15.185% (SOFR 30A + 9.85%), due 3/25/42	270,000	309,075
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(k)	420,778	363,297
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
8.335% (SOFR 30A + 3.00%), due 8/25/33	1,385,000	1,517,734
Series 2020-DNA6, Class B1
8.335% (SOFR 30A + 3.00%), due 12/25/50	300,000	325,116
Series 2021-DNA5, Class B1
8.385% (SOFR 30A + 3.05%), due 1/25/34	1,115,000	1,191,798
Series 2021-HQA2, Class B1
8.485% (SOFR 30A + 3.15%), due 12/25/33	635,000	704,774

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2020-HQA5, Class B1
9.335% (SOFR 30A + 4.00%), due 11/25/50	$ 985,000	$ 1,108,598
Series 2021-DNA1, Class B2
10.085% (SOFR 30A + 4.75%), due 1/25/51	1,120,000	1,210,039
Series 2020-DNA2, Class B2
10.25% (SOFR 30A + 4.914%), due 2/25/50	850,000	909,437
Series 2021-HQA1, Class B2
10.335% (SOFR 30A + 5.00%), due 8/25/33	565,700	609,717
Series 2020-HQA1, Class B2
10.55% (SOFR 30A + 5.214%), due 1/25/50	955,000	1,029,969
Series 2022-HQA1, Class M2
10.585% (SOFR 30A + 5.25%), due 3/25/42	285,000	308,418
Series 2022-HQA3, Class M2
10.685% (SOFR 30A + 5.35%), due 8/25/42	880,000	965,496
Series 2021-HQA2, Class B2
10.785% (SOFR 30A + 5.45%), due 12/25/33	945,000	1,044,362
Series 2021-DNA5, Class B2
10.835% (SOFR 30A + 5.50%), due 1/25/34	450,000	504,284
Series 2023-HQA1, Class M2
10.835% (SOFR 30A + 5.50%), due 5/25/43	390,000	437,081
Series 2022-HQA2, Class M2
11.335% (SOFR 30A + 6.00%), due 7/25/42	555,000	616,001
Series 2021-HQA3, Class B2
11.585% (SOFR 30A + 6.25%), due 9/25/41	715,000	746,165
Series 2021-HQA4, Class B2
12.335% (SOFR 30A + 7.00%), due 12/25/41	340,000	362,099
Series 2022-HQA1, Class B1
12.335% (SOFR 30A + 7.00%), due 3/25/42	670,000	745,650
Series 2022-DNA1, Class B2
12.435% (SOFR 30A + 7.10%), due 1/25/42	655,000	701,919
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-DNA7, Class B2
13.135% (SOFR 30A + 7.80%), due 11/25/41	$ 1,020,000	$ 1,103,860
Series 2022-HQA1, Class B2
16.335% (SOFR 30A + 11.00%), due 3/25/42	185,000	214,687
FHLMC STACR Trust (a)(b)
Series 2019-FTR3, Class B2
10.25% (SOFR 30A + 4.914%), due 9/25/47	700,000	750,861
Series 2019-FTR2, Class B2
12.85% (SOFR 30A + 7.514%), due 11/25/48	375,000	432,214
Series 2019-HQA3, Class B2
12.95% (SOFR 30A + 7.614%), due 9/25/49	450,000	508,893
Series 2019-FTR1, Class B2
13.80% (SOFR 30A + 8.464%), due 1/25/48	570,000	686,308
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(k)	393,951	308,324
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.168%, due 6/25/51 (a)(d)(e)	14,159,058	131,041
STACR Trust
Series 2018-HRP2, Class B2
15.95% (SOFR 30A + 10.614%), due 2/25/47 (a)(b)	830,000	1,024,012
		27,438,926
Total Mortgage-Backed Securities (Cost $76,611,615)		77,178,720
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center, Revenue Bonds
Series N
3.006%, due 5/15/50	555,000	373,496
Total Municipal Bond (Cost $555,000)		373,496
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies 5.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.9%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	$ 486,167	$ 440,000
UMBS Pool, 30 Year
3.50%, due 7/1/50	437,681	392,070
4.00%, due 3/1/53	1,179,465	1,081,098
4.50%, due 10/1/52	188,589	177,934
5.00%, due 3/1/54	397,612	384,308
5.50%, due 7/1/53	283,347	279,545
5.50%, due 3/1/54	657,008	649,850
6.00%, due 10/1/53	796,749	802,436
6.00%, due 10/1/53	552,651	556,822
6.00%, due 11/1/53	48,274	48,828
		4,812,891
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
FNMA, Other
6.00%, due 4/1/37	3,377	3,414
UMBS, 30 Year
2.00%, due 10/1/50	2,342,727	1,843,276
2.00%, due 3/1/52	1,546,852	1,213,349
2.00%, due 3/1/52	672,795	527,475
2.50%, due 11/1/51	5,727,093	4,718,173
4.00%, due 8/1/48	217,967	202,588
4.00%, due 2/1/49	94,123	87,237
4.00%, due 6/1/52	315,160	288,611
4.00%, due 6/1/52	538,587	493,723
4.50%, due 1/1/54	1,458,970	1,376,224
5.00%, due 11/1/52	2,150,450	2,083,821
5.50%, due 2/1/53	181,408	179,050
5.50%, due 8/1/53	485,710	481,467
5.50%, due 4/1/54	667,308	659,972
6.00%, due 9/1/53	510,290	514,667
6.00%, due 9/1/53	1,328,187	1,332,277
6.00%, due 11/1/53	49,365	49,896
6.50%, due 12/1/53	67,587	69,347
		16,124,567
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,575,723	2,245,822
	Principal Amount	Value

United States Treasury Bonds 0.8%
U.S. Treasury Bonds
4.625%, due 5/15/44	$ 4,110,000	$ 4,102,294
4.625%, due 5/15/54	80,000	81,112
		4,183,406
United States Treasury Notes 0.4%
U.S. Treasury Notes
4.50%, due 4/15/27	1,105,000	1,103,360
4.625%, due 4/30/31	785,000	797,633
		1,900,993
Total U.S. Government & Federal Agencies (Cost $29,375,846)		29,267,679
Total Long-Term Bonds (Cost $207,180,419)		200,627,499

	Shares

Common Stocks 57.7%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	177,133	2,957,672
General Dynamics Corp.	6,710	1,946,839
Lockheed Martin Corp.	4,907	2,292,060
RTX Corp.	26,459	2,656,219
		9,852,790
Air Freight & Logistics 1.2%
Deutsche Post AG (Germany)	61,537	2,489,873
Hyundai Glovis Co. Ltd. (Republic of Korea)	12,330	1,952,626
United Parcel Service, Inc., Class B	11,515	1,575,828
		6,018,327
Automobile Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	47,394	1,828,693
Automobiles 0.3%
Toyota Motor Corp. (Japan)	76,600	1,577,063
Banks 3.8%
Bank of America Corp.	88,267	3,510,379
BAWAG Group AG (Austria) (a)	27,058	1,707,563
Columbia Banking System, Inc.	80,841	1,607,927
JPMorgan Chase & Co.	22,487	4,548,221
PNC Financial Services Group, Inc. (The)	11,405	1,773,249
Regions Financial Corp.	82,626	1,655,825

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Banks (continued)
Royal Bank of Canada (Canada)	15,431	$ 1,642,868
Truist Financial Corp.	45,285	1,759,322
U.S. Bancorp	42,683	1,694,515
		19,899,869
Beverages 2.0%
Coca-Cola Co. (The)	40,865	2,601,057
Coca-Cola Europacific Partners plc (United Kingdom)	75,782	5,522,234
PepsiCo, Inc.	14,116	2,328,152
		10,451,443
Biotechnology 0.8%
AbbVie, Inc.	22,870	3,922,662
Capital Markets 1.0%
BlackRock, Inc.	1,962	1,544,722
Lazard, Inc.	51,333	1,959,894
Schroders plc (United Kingdom)	357,968	1,648,171
		5,152,787
Chemicals 1.5%
Dow, Inc.	33,571	1,780,942
Linde plc	5,949	2,610,481
LyondellBasell Industries NV, Class A	20,515	1,962,465
Nutrien Ltd. (Canada) (j)	30,895	1,572,864
		7,926,752
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	33
Communications Equipment 0.8%
Cisco Systems, Inc.	89,204	4,238,082
Construction & Engineering 0.3%
Vinci SA (France)	13,183	1,386,782
Consumer Staples Distribution & Retail 0.9%
Walmart, Inc.	65,640	4,444,484
Diversified Telecommunication Services 2.4%
AT&T, Inc.	90,037	1,720,607
BCE, Inc. (Canada)	48,669	1,576,349
Deutsche Telekom AG (Registered) (Germany)	176,578	4,441,972
Orange SA (France)	147,371	1,475,711
	Shares	Value

Diversified Telecommunication Services (continued)
TELUS Corp. (Canada)	108,252	$ 1,638,755
Verizon Communications, Inc.	41,370	1,706,099
		12,559,493
Electric Utilities 2.0%
American Electric Power Co., Inc.	23,594	2,070,138
Duke Energy Corp.	15,658	1,569,401
Entergy Corp.	15,747	1,684,929
NextEra Energy, Inc.	50,214	3,555,653
Pinnacle West Capital Corp.	21,617	1,651,107
		10,531,228
Electrical Equipment 0.9%
Eaton Corp. plc	7,381	2,314,313
Emerson Electric Co.	23,002	2,533,900
		4,848,213
Food Products 0.8%
Mondelez International, Inc., Class A	34,581	2,262,981
Nestle SA (Registered)	16,357	1,669,682
		3,932,663
Gas Utilities 0.4%
Snam SpA (Italy)	427,155	1,886,212
Health Care Equipment & Supplies 0.5%
Medtronic plc	34,370	2,705,263
Health Care Providers & Services 1.0%
CVS Health Corp.	28,311	1,672,048
UnitedHealth Group, Inc.	6,740	3,432,412
		5,104,460
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	8,921	2,273,428
Restaurant Brands International, Inc. (Canada)	59,045	4,154,997
Vail Resorts, Inc.	8,157	1,469,320
		7,897,745
Household Durables 0.5%
Garmin Ltd.	15,975	2,602,647
Industrial Conglomerates 0.9%
Honeywell International, Inc.	7,943	1,696,148
Siemens AG (Registered) (Germany)	15,690	2,918,169
		4,614,317
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Industrial REITs 0.3%
Segro plc (United Kingdom)	152,393	$ 1,731,777
Insurance 2.9%
Allianz SE (Registered) (Germany)	6,533	1,815,156
AXA SA (France)	63,536	2,092,070
Manulife Financial Corp. (Canada)	133,999	3,568,279
MetLife, Inc.	52,977	3,718,456
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,111	2,555,677
Travelers Cos., Inc. (The)	7,685	1,562,668
		15,312,306
Interactive Media & Services 0.4%
Meta Platforms, Inc., Class A	4,509	2,273,528
IT Services 1.1%
International Business Machines Corp.	33,997	5,879,781
Leisure Products 0.3%
Hasbro, Inc.	31,107	1,819,760
Machinery 0.7%
Cummins, Inc.	12,614	3,493,195
Media 0.9%
Comcast Corp., Class A	49,246	1,928,473
Omnicom Group, Inc.	29,180	2,617,446
		4,545,919
Multi-Utilities 0.7%
NiSource, Inc.	62,554	1,802,181
WEC Energy Group, Inc.	20,400	1,600,584
		3,402,765
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	10,393	1,625,673
Enterprise Products Partners LP	58,548	1,696,721
MPLX LP	37,259	1,586,861
TotalEnergies SE (France)	63,974	4,263,806
Williams Cos., Inc. (The)	49,030	2,083,775
		11,256,836
Personal Care Products 0.4%
Unilever plc (United Kingdom)	38,573	2,123,740
	Shares	Value

Pharmaceuticals 5.8%
Astellas Pharma, Inc. (Japan)	164,100	$ 1,622,931
AstraZeneca plc, Sponsored ADR (United Kingdom)	60,356	4,707,164
Bristol-Myers Squibb Co.	40,373	1,676,691
Eli Lilly & Co.	5,066	4,586,655
GSK plc	78,058	1,504,406
Johnson & Johnson	12,716	1,858,571
Merck & Co., Inc.	24,864	3,078,163
Novartis AG (Registered) (Switzerland)	38,809	4,157,701
Pfizer, Inc.	57,282	1,602,750
Roche Holding AG	6,580	1,826,045
Sanofi SA	37,282	3,583,594
		30,204,671
Professional Services 0.4%
Paychex, Inc.	18,421	2,183,994
Retail REITs 0.4%
Realty Income Corp.	35,357	1,867,557
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	26,431	6,033,141
Broadcom, Inc.	4,162	6,682,216
KLA Corp.	4,999	4,121,726
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	33,208	5,771,882
Texas Instruments, Inc.	18,665	3,630,902
		26,239,867
Software 1.8%
Microsoft Corp.	16,508	7,378,251
Salesforce, Inc.	7,920	2,036,232
		9,414,483
Specialized REITs 1.5%
Iron Mountain, Inc.	62,011	5,557,426
VICI Properties, Inc.	71,408	2,045,125
		7,602,551
Specialty Retail 0.8%
Best Buy Co., Inc.	22,072	1,860,449
Home Depot, Inc. (The)	6,777	2,332,914
		4,193,363
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	23,168	4,879,644
Dell Technologies, Inc., Class C	29,488	4,066,690
Hewlett Packard Enterprise Co.	158,068	3,346,299
NetApp, Inc.	27,717	3,569,950

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,049	$ 2,985,901
		18,848,484
Tobacco 1.4%
British American Tobacco plc (United Kingdom)	51,975	1,597,719
Imperial Brands plc (United Kingdom)	70,438	1,803,483
Philip Morris International, Inc.	36,061	3,654,061
		7,055,263
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A	34,810	2,760,781
Water Utilities 0.3%
Essential Utilities, Inc.	43,795	1,634,867
Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B (Canada) (j)	41,711	1,542,763
SK Telecom Co. Ltd. (Republic of Korea)	44,268	1,653,824
		3,196,587
Total Common Stocks (Cost $251,203,357)		300,424,083
Short-Term Investments 2.8%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 5.187% (l)	8,331,240	8,331,240
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 5.316% (l)(m)	2,050,331	2,050,331

	Principal Amount	Value

U.S. Treasury Debt 0.8%
U.S. Treasury Bills (n)
5.29%, due 7/2/24	$ 1,920,000	$ 1,919,719
5.3%, due 7/23/24	2,085,000	2,078,311
Total U.S. Treasury Debt (Cost $3,998,039)		3,998,030
Total Short-Term Investments (Cost $14,379,610)		14,379,601
Total Investments (Cost $472,763,386)	99.1%	515,431,183
Other Assets, Less Liabilities	0.9	4,921,776
Net Assets	100.0%	$ 520,352,959

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2024.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
(i)	Illiquid security—As of June 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $243,750, which represented less than one-tenth of a percent of the Portfolio’s net assets.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
(j)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $2,907,806; the total market value of collateral held by the Portfolio was $3,039,021. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $988,690. The Portfolio received cash collateral with a value of $2,050,331. (See Note 2(L))
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2024.
(l)	Current yield as of June 30, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 12,142	$ 73,284	$ (77,095)	$ —	$ —	$ 8,331	$ 225	$ —	8,331
Foreign Currency Forward Contracts
As of June 30, 2024, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	6,438,533	JPMorgan Chase Bank N.A.	8/1/24	$ 154,639
GBP	133,000	USD	165,652	JPMorgan Chase Bank N.A.	8/1/24	2,504
USD	2,882,096	EUR	2,684,147	JPMorgan Chase Bank N.A.	8/1/24	3,314
USD	2,580,925	JPY	393,168,000	JPMorgan Chase Bank N.A.	8/1/24	125,676
USD	6,910,453	JPY	1,078,701,000	JPMorgan Chase Bank N.A.	8/1/24	174,201
Total Unrealized Appreciation						460,334
EUR	6,200,000	USD	6,652,484	JPMorgan Chase Bank N.A.	8/1/24	(2,904)
JPY	3,368,551,000	USD	22,059,220	JPMorgan Chase Bank N.A.	8/1/24	(1,023,354)
Total Unrealized Depreciation						(1,026,258)
Net Unrealized Depreciation						$ (565,924)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
E-Mini Energy Select Sector Index	49	September 2024	$ 4,540,932	$ 4,731,440	$ 190,508
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Income Builder Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
S&P 500 E-Mini Index	143	September 2024	$ 39,347,141	$ 39,478,725	$ 131,584
S&P Midcap 400 E-Mini Index	10	September 2024	2,929,523	2,958,100	28,577
U.S. Treasury 2 Year Notes	28	September 2024	5,710,937	5,718,125	7,188
U.S. Treasury 5 Year Notes	143	September 2024	15,170,373	15,240,672	70,299
U.S. Treasury 10 Year Notes	125	September 2024	13,668,181	13,748,047	79,866
U.S. Treasury Long Bonds	65	September 2024	7,584,155	7,690,312	106,157
U.S. Treasury Ultra Bonds	84	September 2024	10,363,075	10,528,875	165,800
Yen Denominated Nikkei 225 Index	247	September 2024	29,645,575	30,543,011	897,436
Total Long Contracts					1,677,415
Short Contracts
Euro STOXX 50 Index	(148)	September 2024	(7,796,734)	(7,807,740)	(11,006)
FTSE 100 Index	(71)	September 2024	(7,348,758)	(7,370,360)	(21,602)
U.S. Treasury 10 Year Ultra Bonds	(21)	September 2024	(2,390,342)	(2,384,156)	6,186
Total Short Contracts					(26,422)
Net Unrealized Appreciation					$ 1,650,993

1.	As of June 30, 2024, cash in the amount of $5,852,348 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 14,646,212	$ —	$ 14,646,212
Corporate Bonds	—	74,745,160	—	74,745,160
Foreign Government Bonds	—	4,120,083	—	4,120,083
Loan Assignments	—	296,149	—	296,149
Mortgage-Backed Securities	—	77,178,720	—	77,178,720
Municipal Bond	—	373,496	—	373,496
U.S. Government & Federal Agencies	—	29,267,679	—	29,267,679
Total Long-Term Bonds	—	200,627,499	—	200,627,499
Common Stocks
Aerospace & Defense	6,895,118	2,957,672	—	9,852,790
Air Freight & Logistics	1,575,828	4,442,499	—	6,018,327
Automobile Components	—	1,828,693	—	1,828,693
Automobiles	—	1,577,063	—	1,577,063
Banks	18,192,306	1,707,563	—	19,899,869
Capital Markets	3,504,616	1,648,171	—	5,152,787
Construction & Engineering	—	1,386,782	—	1,386,782
Diversified Telecommunication Services	6,641,810	5,917,683	—	12,559,493
Food Products	2,262,981	1,669,682	—	3,932,663
Gas Utilities	—	1,886,212	—	1,886,212
Industrial Conglomerates	1,696,148	2,918,169	—	4,614,317
Industrial REITs	—	1,731,777	—	1,731,777
Insurance	8,849,403	6,462,903	—	15,312,306
Oil, Gas & Consumable Fuels	6,993,030	4,263,806	—	11,256,836
Personal Care Products	—	2,123,740	—	2,123,740
Pharmaceuticals	17,509,994	12,694,677	—	30,204,671
Technology Hardware, Storage & Peripherals	15,862,583	2,985,901	—	18,848,484
Tobacco	3,654,061	3,401,202	—	7,055,263
Wireless Telecommunication Services	1,542,763	1,653,824	—	3,196,587
All Other Industries	141,985,423	—	—	141,985,423
Total Common Stocks	237,166,064	63,258,019	—	300,424,083
Short-Term Investments
Affiliated Investment Company	8,331,240	—	—	8,331,240
Unaffiliated Investment Company	2,050,331	—	—	2,050,331
U.S. Treasury Debt	—	3,998,030	—	3,998,030
Total Short-Term Investments	10,381,571	3,998,030	—	14,379,601
Total Investments in Securities	247,547,635	267,883,548	—	515,431,183
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	460,334	—	460,334
Futures Contracts	1,683,601	—	—	1,683,601
Total Other Financial Instruments	1,683,601	460,334	—	2,143,935
Total Investments in Securities and Other Financial Instruments	$ 249,231,236	$ 268,343,882	$ —	$ 517,575,118
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (1,026,258)	$ —	$ (1,026,258)
Futures Contracts	(32,608)	—	—	(32,608)
Total Other Financial Instruments	$ (32,608)	$ (1,026,258)	$ —	$ (1,058,866)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Income Builder Portfolio

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $464,432,146) including securities on loan of $2,907,806	$507,099,943
Investment in affiliated investment companies, at value (identified cost $8,331,240)	8,331,240
Cash	272,609
Cash denominated in foreign currencies (identified cost $328,290)	326,471
Cash collateral on deposit at broker for futures contracts	5,852,348
Receivables:
Dividends and interest	2,580,408
Portfolio shares sold	148,048
Securities lending	10,346
Investment securities sold	8
Unrealized appreciation on foreign currency forward contracts	460,334
Other assets	30,954
Total assets	525,112,709
Liabilities
Cash collateral received for securities on loan	2,050,331
Payables:
Investment securities purchased	750,000
Portfolio shares redeemed	285,141
Variation margin on futures contracts	253,388
Manager (See Note 3)	243,107
NYLIFE Distributors (See Note 3)	76,800
Professional fees	37,637
Custodian	21,804
Shareholder communication	7,058
Trustees	68
Accrued expenses	8,158
Unrealized depreciation on foreign currency forward contracts	1,026,258
Total liabilities	4,759,750
Net assets	$520,352,959
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$34,307
Additional paid-in-capital	512,457,587
512,491,894
Total distributable earnings (loss)	7,861,065
Net assets	$520,352,959
Initial Class
Net assets applicable to outstanding shares	$145,531,154
Shares of beneficial interest outstanding	9,518,195
Net asset value per share outstanding	$15.29
Service Class
Net assets applicable to outstanding shares	$374,821,805
Shares of beneficial interest outstanding	24,788,491
Net asset value per share outstanding	$15.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Income Builder Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $345,302)	$5,561,771
Interest	5,452,857
Dividends-affiliated	224,865
Securities lending, net	46,211
Total income	11,285,704
Expenses
Manager (See Note 3)	1,466,432
Distribution/Service—Service Class (See Note 3)	463,339
Professional fees	64,380
Custodian	34,940
Shareholder communication	16,098
Trustees	6,320
Miscellaneous	16,337
Total expenses	2,067,846
Net investment income (loss)	9,217,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,366,838
Futures transactions	7,851,337
Foreign currency transactions	(251,727)
Foreign currency forward transactions	(1,074,600)
Net realized gain (loss)	9,891,848
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	18,534,608
Futures contracts	(1,426,586)
Foreign currency forward contracts	(2,297,990)
Translation of other assets and liabilities in foreign currencies	(1,386,528)
Net change in unrealized appreciation (depreciation)	13,423,504
Net realized and unrealized gain (loss)	23,315,352
Net increase (decrease) in net assets resulting from operations	$32,533,210
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,217,858	$16,237,143
Net realized gain (loss)	9,891,848	(11,408,344)
Net change in unrealized appreciation (depreciation)	13,423,504	43,962,322
Net increase (decrease) in net assets resulting from operations	32,533,210	48,791,121
Distributions to shareholders:
Initial Class	(2,278,970)	(3,886,538)
Service Class	(5,467,244)	(9,476,787)
	(7,746,214)	(13,363,325)
Distributions to shareholders from return of capital:
Initial Class	—	(826,081)
Service Class	—	(2,014,286)
	—	(2,840,367)
Total distributions to shareholders	(7,746,214)	(16,203,692)
Capital share transactions:
Net proceeds from sales of shares	19,855,708	31,660,834
Net asset value of shares issued to shareholders in reinvestment of distributions	7,746,214	16,203,692
Cost of shares redeemed	(51,738,441)	(104,798,961)
Increase (decrease) in net assets derived from capital share transactions	(24,136,519)	(56,934,435)
Net increase (decrease) in net assets	650,477	(24,347,006)
Net Assets
Beginning of period	519,702,482	544,049,488
End of period	$520,352,959	$519,702,482
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Income Builder Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.57	$13.69	$18.23	$17.37	$17.14	$15.23
Net investment income (loss) (a)	0.28	0.46	0.42	0.42	0.41	0.49
Net realized and unrealized gain (loss)	0.68	0.88	(3.02)	1.37	0.87	2.22
Total from investment operations	0.96	1.34	(2.60)	1.79	1.28	2.71
Less distributions:
From net investment income	(0.24)	(0.38)	(0.26)	(0.39)	(0.42)	(0.68)
From net realized gain on investments	—	—	(1.51)	(0.54)	(0.63)	(0.12)
Return of capital	—	(0.08)	(0.17)	—	—	—
Total distributions	(0.24)	(0.46)	(1.94)	(0.93)	(1.05)	(0.80)
Net asset value at end of period	$15.29	$14.57	$13.69	$18.23	$17.37	$17.14
Total investment return (b)	6.59%	10.05%	(13.52)%	10.52%	7.98%	18.07%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.76%††	3.32%	2.70%	2.31%	2.50%	3.00%
Net expenses (c)	0.62%††	0.62%	0.62%	0.61%	0.62%	0.63%
Portfolio turnover rate	29%	56%	58%	67%(d)	68%(d)	59%(d)
Net assets at end of period (in 000's)	$145,531	$144,150	$158,020	$198,243	$192,022	$193,252

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 67%, 67%, and 52% for the years ended December 31, 2021, 2020, and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.41	$13.54	$18.06	$17.22	$16.99	$15.11
Net investment income (loss) (a)	0.26	0.42	0.38	0.37	0.37	0.45
Net realized and unrealized gain (loss)	0.67	0.88	(3.00)	1.36	0.86	2.19
Total from investment operations	0.93	1.30	(2.62)	1.73	1.23	2.64
Less distributions:
From net investment income	(0.22)	(0.36)	(0.22)	(0.35)	(0.37)	(0.64)
From net realized gain on investments	—	—	(1.51)	(0.54)	(0.63)	(0.12)
Return of capital	—	(0.07)	(0.17)	—	—	—
Total distributions	(0.22)	(0.43)	(1.90)	(0.89)	(1.00)	(0.76)
Net asset value at end of period	$15.12	$14.41	$13.54	$18.06	$17.22	$16.99
Total investment return (b)	6.45%	9.78%	(13.73)%	10.24%	7.71%	17.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.51%††	3.07%	2.45%	2.06%	2.25%	2.74%
Net expenses (c)	0.87%††	0.87%	0.87%	0.86%	0.87%	0.88%
Portfolio turnover rate	29%	56%	58%	67%(d)	68%(d)	59%(d)
Net assets at end of period (in 000's)	$374,822	$375,552	$386,030	$500,812	$473,118	$433,515

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 67%, 67%, and 52% for the years ended December 31, 2021, 2020, and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Income Builder Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Income Builder Portfolio (formerly known as MainStay VP Income Builder Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

29

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.

30	NYLI VP Income Builder Portfolio

If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisors might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisors reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2024, and can change at any time.
31

Notes to Financial Statements (Unaudited) (continued)
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the

32	NYLI VP Income Builder Portfolio

Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the
33

Notes to Financial Statements (Unaudited) (continued)
risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a

34	NYLI VP Income Builder Portfolio

specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into Treasury futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities. The Portfolio also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Portfolio.
35

Notes to Financial Statements (Unaudited) (continued)
The Portfolio entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$1,248,105	$435,496	$1,683,601
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	460,334	—	—	460,334
Total Fair Value	$460,334	$1,248,105	$435,496	$2,143,935

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(32,608)	$(32,608)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(1,026,258)	—	(1,026,258)
Total Fair Value	$(1,026,258)	$(32,608)	$(1,058,866)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$8,188,559	$(337,222)	$7,851,337
Forward Transactions	(1,074,600)	—	—	(1,074,600)
Total Net Realized Gain (Loss)	$(1,074,600)	$8,188,559	$(337,222)	$6,776,737

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$92,942	$(1,519,528)	$(1,426,586)
Forward Contracts	(2,297,990)	—	—	(2,297,990)
Total Net Change in Unrealized Appreciation (Depreciation)	$(2,297,990)	$92,942	$(1,519,528)	$(3,724,576)

Average Notional Amount	Total
Futures Contracts Long	$134,422,912
Futures Contracts Short	$(32,933,952)
Forward Contracts Long	$42,295,317
Forward Contracts Short	$(16,680,406)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio. Asset allocation decisions for the Portfolio are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net

36	NYLI VP Income Builder Portfolio

assets as follows: 0.57% up to $1 billion; and 0.55% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.57% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,466,432 and paid MacKay Shields and Epoch fees in the amount of $310,328 and $422,869, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$475,092,598	$61,138,007	$(20,799,422)	$40,338,585
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $37,505,611, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$21,194	$16,312
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$13,363,325
Return of Capital	2,840,367
Total	$16,203,692
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
37

Notes to Financial Statements (Unaudited) (continued)
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $40,173 and $44,471, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $102,639 and $115,523, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	71,016	$1,052,063
Shares issued to shareholders in reinvestment of distributions	149,528	2,278,970
Shares redeemed	(595,972)	(8,887,551)
Net increase (decrease)	(375,428)	$(5,556,518)
Year ended December 31, 2023:
Shares sold	161,726	$2,247,369
Shares issued to shareholders in reinvestment of distributions	337,238	4,712,619
Shares redeemed	(2,151,511)	(30,087,211)
Net increase (decrease)	(1,652,547)	$(23,127,223)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,271,398	$18,803,645
Shares issued to shareholders in reinvestment of distributions	362,715	5,467,244
Shares redeemed	(2,904,187)	(42,850,890)
Net increase (decrease)	(1,270,074)	$(18,580,001)
Year ended December 31, 2023:
Shares sold	2,133,800	$29,413,465
Shares issued to shareholders in reinvestment of distributions	831,184	11,491,073
Shares redeemed	(5,418,948)	(74,711,750)
Net increase (decrease)	(2,453,964)	$(33,807,212)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI VP Income Builder Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
39

NYLI VP Indexed Bond Portfolio
(formerly known as MainStay VP Indexed Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.8%
Corporate Bonds 23.7%
Aerospace & Defense 0.7%
Boeing Co. (The)
3.25%, due 3/1/28	$ 585,000	$ 533,405
5.15%, due 5/1/30	250,000	240,072
General Electric Co.
4.125%, due 10/9/42	99,000	82,806
Lockheed Martin Corp.
4.30%, due 6/15/62	135,000	109,003
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	275,000	312,347
RTX Corp.
3.125%, due 7/1/50	105,000	68,948
3.50%, due 3/15/27	275,000	263,504
		1,610,085
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	95,000	74,972
Auto Manufacturers 0.2%
General Motors Co.
5.40%, due 4/1/48	81,000	72,472
General Motors Financial Co., Inc.
2.40%, due 10/15/28	250,000	220,934
3.10%, due 1/12/32	167,000	140,357
4.35%, due 1/17/27	130,000	126,622
		560,385
Banks 6.0%
Bank of America Corp.
2.972%, due 7/21/52 (a)	525,000	342,328
3.846% (5 Year Treasury Constant Maturity Rate + 2.00%), due 3/8/37 (b)	230,000	201,565
5.08%, due 1/20/27 (a)	3,040,000	3,021,755
Barclays plc
5.25%, due 8/17/45	270,000	254,264
Citigroup, Inc.
2.561%, due 5/1/32 (a)	260,000	216,673
4.45%, due 9/29/27	1,085,000	1,057,586
4.65%, due 7/30/45	180,000	157,155
Cooperatieve Rabobank UA
5.25%, due 5/24/41	215,000	212,207
Fifth Third Bancorp
4.337%, due 4/25/33 (a)	200,000	182,200
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (a)	715,000	666,874
	Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc. (The) (continued)
4.80%, due 7/8/44	$ 420,000	$ 378,851
HSBC Holdings plc (a)
7.336%, due 11/3/26	575,000	587,327
7.39%, due 11/3/28	305,000	322,542
JPMorgan Chase & Co. (a)
1.578%, due 4/22/27	870,000	811,891
4.26%, due 2/22/48	605,000	506,643
4.912%, due 7/25/33	305,000	296,227
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,217,279
Morgan Stanley
5.05%, due 1/28/27 (a)	75,000	74,576
5.948% (5 Year Treasury Constant Maturity Rate + 2.43%), due 1/19/38 (b)	55,000	54,680
6.296%, due 10/18/28 (a)	1,270,000	1,310,329
6.342%, due 10/18/33 (a)	375,000	398,059
State Street Corp.
5.82%, due 11/4/28 (a)	810,000	826,410
UBS Group AG
2.593%, due 9/11/25 (a)(c)	500,000	496,677
Wells Fargo & Co.
3.00%, due 4/22/26	525,000	503,316
4.75%, due 12/7/46	605,000	512,305
		14,609,719
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	525,000	528,925
Coca-Cola Co. (The)
2.60%, due 6/1/50	260,000	161,465
Constellation Brands, Inc.
3.60%, due 2/15/28	130,000	123,276
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	95,000	88,692
Molson Coors Beverage Co.
4.20%, due 7/15/46	95,000	75,922
PepsiCo, Inc.
3.625%, due 3/19/50	30,000	22,817
		1,001,097
Biotechnology 0.2%
Amgen, Inc.
3.375%, due 2/21/50	205,000	144,358

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
4.60%, due 9/1/35	$ 215,000	$ 203,134
		347,492
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	80,000	82,994
Chemicals 0.9%
Dow Chemical Co. (The)
2.10%, due 11/15/30	145,000	122,304
3.60%, due 11/15/50	65,000	45,256
DuPont de Nemours, Inc.
4.493%, due 11/15/25	470,000	463,348
Ecolab, Inc.
2.70%, due 11/1/26	275,000	260,414
LYB International Finance II BV
3.50%, due 3/2/27	275,000	263,420
LYB International Finance III LLC
3.625%, due 4/1/51	50,000	34,375
Mosaic Co. (The)
4.05%, due 11/15/27	505,000	484,269
Nutrien Ltd.
5.875%, due 12/1/36	275,000	281,835
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	320,000	313,234
		2,268,455
Commercial Services 0.0% ‡
PayPal Holdings, Inc.
5.05%, due 6/1/52	95,000	86,776
Computers 0.7%
Apple, Inc.
4.50%, due 2/23/36	660,000	644,174
Dell International LLC
3.45%, due 12/15/51	95,000	64,359
5.25%, due 2/1/28	310,000	312,052
5.75%, due 2/1/33	180,000	185,060
HP, Inc.
6.00%, due 9/15/41	40,000	40,871
International Business Machines Corp.
3.50%, due 5/15/29	465,000	434,706
		1,681,222
	Principal Amount	Value

Cosmetics & Personal Care 0.2%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	$ 275,000	$ 265,555
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	97,901
		363,456
Diversified Financial Services 0.3%
AerCap Ireland Capital DAC
3.85%, due 10/29/41	150,000	117,310
Capital One Financial Corp.
5.268%, due 5/10/33 (a)	155,000	149,579
Nomura Holdings, Inc.
2.999%, due 1/22/32	200,000	167,195
Visa, Inc.
4.30%, due 12/14/45	210,000	182,129
		616,213
Electric 1.9%
AEP Texas, Inc.
5.25%, due 5/15/52	95,000	84,844
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	315,000	256,784
Commonwealth Edison Co.
3.65%, due 6/15/46	195,000	145,001
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	410,000	421,981
DTE Electric Co.
3.375%, due 3/1/25	215,000	211,905
Duke Energy Carolinas LLC
3.875%, due 3/15/46	365,000	280,122
Duke Energy Corp.
4.50%, due 8/15/32	95,000	88,830
5.00%, due 8/15/52	95,000	82,530
Entergy Louisiana LLC
4.20%, due 4/1/50	365,000	286,241
Florida Power & Light Co.
3.80%, due 12/15/42	175,000	139,586
MidAmerican Energy Co.
3.95%, due 8/1/47	400,000	311,621
Ohio Power Co.
Series G
6.60%, due 2/15/33	200,000	211,144
PPL Electric Utilities Corp.
3.95%, due 6/1/47	130,000	103,165
Public Service Electric and Gas Co.
2.70%, due 5/1/50	235,000	147,438

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Indexed Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Sempra
3.80%, due 2/1/38	$ 275,000	$ 224,675
Southern California Edison Co.
Series C
4.125%, due 3/1/48	275,000	213,502
Southern Co. (The)
4.40%, due 7/1/46	350,000	292,250
Virginia Electric and Power Co.
4.00%, due 1/15/43	410,000	329,770
Xcel Energy, Inc.
3.30%, due 6/1/25	885,000	865,245
		4,696,634
Entertainment 0.1%
Warnermedia Holdings, Inc.
5.141%, due 3/15/52	218,000	169,737
Environmental Control 0.3%
Republic Services, Inc.
3.20%, due 3/15/25	320,000	314,432
Waste Management, Inc.
3.15%, due 11/15/27	320,000	302,002
		616,434
Food 0.4%
General Mills, Inc.
4.20%, due 4/17/28	95,000	92,016
Kraft Heinz Foods Co.
4.375%, due 6/1/46	230,000	187,054
Kroger Co. (The)
2.20%, due 5/1/30	230,000	195,709
Sysco Corp.
3.25%, due 7/15/27	320,000	303,014
Tyson Foods, Inc.
5.10%, due 9/28/48	155,000	135,180
		912,973
Forest Products & Paper 0.2%
Suzano International Finance BV
5.50%, due 1/17/27	505,000	501,711
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	275,000	262,365
	Principal Amount	Value

Healthcare-Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	$ 185,000	$ 180,441
4.90%, due 11/30/46	290,000	273,966
Boston Scientific Corp.
4.70%, due 3/1/49	80,000	71,254
Medtronic, Inc.
4.625%, due 3/15/45	209,000	188,766
Stryker Corp.
3.65%, due 3/7/28	275,000	262,127
		976,554
Healthcare-Services 0.6%
Aetna, Inc.
6.625%, due 6/15/36	275,000	291,953
Elevance Health, Inc.
4.375%, due 12/1/47	320,000	265,622
HCA, Inc.
3.625%, due 3/15/32	85,000	74,873
4.625%, due 3/15/52	170,000	137,239
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	320,000	315,959
UnitedHealth Group, Inc.
4.25%, due 4/15/47	315,000	262,086
		1,347,732
Household Products & Wares 0.2%
Clorox Co. (The)
3.90%, due 5/15/28	275,000	264,198
Kimberly-Clark Corp.
2.75%, due 2/15/26	275,000	264,784
		528,982
Insurance 0.8%
Allstate Corp. (The)
5.35%, due 6/1/33	275,000	275,793
American International Group, Inc.
6.25%, due 5/1/36	350,000	370,717
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	425,000	371,646
MetLife, Inc.
3.60%, due 11/13/25	815,000	796,764
Prudential Financial, Inc.
3.70%, due 3/13/51	135,000	97,893
3.935%, due 12/7/49	155,000	117,479
		2,030,292
Internet 0.3%
Alibaba Group Holding Ltd.
2.70%, due 2/9/41	200,000	134,407
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Internet (continued)
Amazon.com, Inc.
3.875%, due 8/22/37	$ 535,000	$ 472,438
		606,845
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	325,000	337,803
Machinery-Diversified 0.1%
Deere & Co.
3.90%, due 6/9/42	180,000	150,180
Media 0.7%
Charter Communications Operating LLC
4.908%, due 7/23/25	103,000	101,999
5.75%, due 4/1/48	420,000	351,139
Comcast Corp.
3.40%, due 7/15/46	795,000	574,977
Discovery Communications LLC
3.95%, due 3/20/28	121,000	113,082
Fox Corp.
5.576%, due 1/25/49	86,000	78,959
Paramount Global
4.95%, due 1/15/31	352,000	309,686
Walt Disney Co. (The)
3.60%, due 1/13/51	204,000	152,048
		1,681,890
Mining 0.1%
Barrick North America Finance LLC
5.70%, due 5/30/41	130,000	128,475
Newmont Corp.
2.25%, due 10/1/30	125,000	106,672
2.60%, due 7/15/32	105,000	87,520
		322,667
Miscellaneous—Manufacturing 0.2%
3M Co.
4.00%, due 9/14/48	135,000	107,230
Eaton Corp.
4.00%, due 11/2/32	275,000	256,173
Parker-Hannifin Corp.
4.20%, due 11/21/34	95,000	86,738
		450,141
	Principal Amount	Value

Oil & Gas 0.7%
BP Capital Markets America, Inc.
3.001%, due 3/17/52	$ 115,000	$ 73,830
3.588%, due 4/14/27	315,000	302,917
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	130,000	133,374
ConocoPhillips Co.
5.95%, due 3/15/46	200,000	207,970
EOG Resources, Inc.
3.90%, due 4/1/35	215,000	192,464
Exxon Mobil Corp.
4.114%, due 3/1/46	215,000	177,624
Hess Corp.
7.125%, due 3/15/33	130,000	145,919
Phillips 66 Co.
4.68%, due 2/15/45	260,000	221,743
Shell International Finance BV
3.75%, due 9/12/46	325,000	251,140
		1,706,981
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	12,000	11,742
Pharmaceuticals 1.2%
AbbVie, Inc.
3.80%, due 3/15/25	185,000	182,718
4.70%, due 5/14/45	345,000	311,636
Allergan Funding SCS
3.80%, due 3/15/25	50,000	48,870
4.75%, due 3/15/45	25,000	17,467
AstraZeneca plc
6.45%, due 9/15/37	250,000	278,473
Bristol-Myers Squibb Co.
3.70%, due 3/15/52	75,000	54,959
Cigna Group (The)
4.90%, due 12/15/48	185,000	162,599
CVS Health Corp.
3.75%, due 4/1/30	50,000	46,014
5.05%, due 3/25/48	340,000	292,946
Eli Lilly & Co.
3.95%, due 3/15/49	155,000	126,520
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	320,000	308,933
Johnson & Johnson
4.95%, due 5/15/33	315,000	322,123
Merck & Co., Inc.
5.00%, due 5/17/53	220,000	206,872

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Indexed Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
Mylan, Inc.
5.20%, due 4/15/48	$ 95,000	$ 77,079
Pfizer, Inc.
4.00%, due 12/15/36	395,000	354,483
		2,791,692
Pipelines 1.0%
Enbridge, Inc.
4.50%, due 6/10/44	275,000	227,806
Energy Transfer LP
5.00%, due 5/15/50	200,000	169,763
Enterprise Products Operating LLC
3.70%, due 2/15/26	500,000	487,143
4.80%, due 2/1/49	260,000	230,598
Kinder Morgan, Inc.
4.30%, due 6/1/25	590,000	582,317
4.80%, due 2/1/33	240,000	227,479
5.45%, due 8/1/52	115,000	105,793
MPLX LP
4.95%, due 3/14/52	145,000	122,914
ONEOK, Inc.
5.20%, due 7/15/48	85,000	75,182
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	10,000	9,917
4.875%, due 5/15/48	150,000	131,737
Williams Cos., Inc. (The)
3.50%, due 10/15/51	65,000	44,966
		2,415,615
Real Estate Investment Trusts 0.4%
American Tower Corp.
2.30%, due 9/15/31	145,000	118,300
AvalonBay Communities, Inc.
2.90%, due 10/15/26	215,000	204,090
Crown Castle, Inc.
3.25%, due 1/15/51	95,000	63,077
ERP Operating LP
3.25%, due 8/1/27	275,000	260,306
Realty Income Corp.
4.65%, due 3/15/47	155,000	133,513
Simon Property Group LP
4.25%, due 11/30/46	260,000	208,715
		988,001
Retail 0.5%
Home Depot, Inc. (The)
2.375%, due 3/15/51	365,000	209,602
	Principal Amount	Value

Retail (continued)
Lowe's Cos., Inc.
4.05%, due 5/3/47	$ 185,000	$ 142,931
McDonald's Corp.
4.20%, due 4/1/50	85,000	67,755
Starbucks Corp.
3.00%, due 2/14/32	260,000	225,365
Target Corp.
2.35%, due 2/15/30	185,000	162,147
Walmart, Inc.
4.30%, due 4/22/44	340,000	301,239
		1,109,039
Semiconductors 0.8%
Applied Materials, Inc.
5.10%, due 10/1/35	275,000	279,006
Broadcom, Inc.
4.926%, due 5/15/37 (c)	410,000	385,610
Intel Corp.
2.00%, due 8/12/31	338,000	275,062
4.75%, due 3/25/50	112,000	96,401
KLA Corp.
4.95%, due 7/15/52	105,000	97,561
NVIDIA Corp.
1.55%, due 6/15/28	460,000	409,981
2.00%, due 6/15/31	220,000	184,871
NXP BV
5.00%, due 1/15/33	75,000	73,131
QUALCOMM, Inc.
4.65%, due 5/20/35	115,000	111,889
		1,913,512
Software 1.2%
Fidelity National Information Services, Inc.
5.625%, due 7/15/52	75,000	73,584
Fiserv, Inc.
4.40%, due 7/1/49	105,000	85,212
Microsoft Corp.
2.921%, due 3/17/52	290,000	196,865
3.30%, due 2/6/27	240,000	231,504
Oracle Corp.
2.95%, due 5/15/25	2,100,000	2,051,936
4.00%, due 7/15/46	70,000	53,383
5.375%, due 7/15/40	210,000	199,690
Salesforce, Inc.
3.05%, due 7/15/61	65,000	40,158
		2,932,332
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications 1.0%
AT&T, Inc.
2.55%, due 12/1/33	$ 507,000	$ 403,140
3.50%, due 9/15/53	217,000	147,308
3.55%, due 9/15/55	261,000	175,964
Corning, Inc.
5.45%, due 11/15/79	30,000	27,597
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (d)	275,000	320,573
Telefonica Emisiones SA
4.895%, due 3/6/48	150,000	126,657
T-Mobile USA, Inc.
3.40%, due 10/15/52	113,000	77,147
3.875%, due 4/15/30	430,000	401,976
Verizon Communications, Inc.
2.355%, due 3/15/32	128,000	104,637
3.00%, due 11/20/60	104,000	62,203
5.50%, due 3/16/47	470,000	469,535
Vodafone Group plc
4.25%, due 9/17/50	190,000	148,228
		2,464,965
Transportation 0.8%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	751,000	718,216
Canadian National Railway Co.
6.25%, due 8/1/34	275,000	299,308
CSX Corp.
3.35%, due 9/15/49	155,000	109,128
FedEx Corp.
2.40%, due 5/15/31	75,000	63,508
5.25%, due 5/15/50	75,000	69,766
Norfolk Southern Corp.
3.942%, due 11/1/47	156,000	120,342
Union Pacific Corp.
2.80%, due 2/14/32	180,000	155,303
3.50%, due 2/14/53	75,000	53,590
3.85%, due 2/14/72	40,000	28,466
United Parcel Service, Inc.
3.40%, due 11/15/46	505,000	373,774
		1,991,401
Total Corporate Bonds (Cost $65,762,102)		57,221,086
	Principal Amount	Value
Foreign Government Bonds 3.1%
Canada 0.8%
Province of Ontario Canada
2.50%, due 4/27/26	$ 1,205,000	$ 1,153,374
Province of Quebec Canada
2.50%, due 4/20/26	820,000	785,258
		1,938,632
Japan 0.2%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	545,745
Mexico 1.2%
Mexico Government Bond
4.125%, due 1/21/26	2,585,000	2,529,164
4.875%, due 5/19/33	360,000	331,660
		2,860,824
Norway 0.2%
Equinor ASA
5.10%, due 8/17/40	405,000	391,168
Panama 0.3%
Panama Government Bond
3.75%, due 3/16/25	750,000	737,020
Philippines 0.2%
Philippines Government Bond
5.00%, due 1/13/37	600,000	589,500
Supranational 0.2%
European Investment Bank
2.375%, due 5/24/27	545,000	512,417
Total Foreign Government Bonds (Cost $8,138,860)		7,575,306
Mortgage-Backed Securities 1.6%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (e)	300,000	283,159
Series 2017-C8, Class A3
3.305%, due 6/15/50	163,342	154,122
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	281,737

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Indexed Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2015-GC35, Class A4
3.818%, due 11/10/48	$ 300,000	$ 290,278
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	277,188
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	2,000,000	1,838,444
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	281,947
Series 2014-GC22, Class A5
3.862%, due 6/10/47	93,273	93,049
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	291,173	284,284
Total Mortgage-Backed Securities (Cost $4,235,535)		3,784,208
U.S. Government & Federal Agencies 66.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.4%
FFCB
0.68%, due 1/13/27	1,125,000	1,016,166
5.30%, due 10/19/26	1,500,000	1,495,386
FHLMC
5.40%, due 2/24/26	700,000	699,494
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	28,154	26,010
2.50%, due 2/1/32	112,038	104,302
2.50%, due 2/1/33	102,784	95,166
2.50%, due 4/1/33	157,482	146,173
2.50%, due 6/1/33	22,880	21,225
2.50%, due 7/1/33	47,951	44,090
3.00%, due 9/1/27	36,836	35,720
3.00%, due 4/1/32	66,266	62,634
3.00%, due 6/1/32	17,490	16,518
3.00%, due 9/1/32	8,417	7,965
3.00%, due 10/1/32	37,268	35,219
3.00%, due 5/1/33	46,323	43,735
3.00%, due 9/1/33	34,990	33,006
3.50%, due 12/1/25	4,918	4,847
3.50%, due 5/1/33	39,096	37,492
3.50%, due 9/1/33	10,935	10,458
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	$ 67,700	$ 62,326
3.00%, due 11/1/37	32,704	29,858
3.00%, due 12/1/37	59,370	54,174
3.50%, due 2/1/37	63,067	59,673
3.50%, due 1/1/38	61,001	57,157
4.50%, due 5/1/38	32,375	31,804
5.50%, due 1/1/29	2,626	2,593
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	303,905	265,853
3.00%, due 12/1/46	20,531	17,900
3.00%, due 2/1/47	26,710	23,367
3.00%, due 3/1/47	120,433	105,145
3.00%, due 4/1/47	34,404	30,001
3.00%, due 1/1/48	219,137	190,850
3.00%, due 2/1/48	127,802	111,245
3.00%, due 3/1/48	117,141	101,990
3.00%, due 4/1/48	461,088	399,346
3.00%, due 6/1/48	213,029	185,430
3.50%, due 6/1/43	92,164	83,925
3.50%, due 9/1/44	68,833	62,503
3.50%, due 8/1/45	109,576	99,427
3.50%, due 8/1/46	147,488	134,609
3.50%, due 8/1/47	13,556	12,286
3.50%, due 9/1/47	33,669	30,481
3.50%, due 11/1/47	76,145	68,915
3.50%, due 12/1/47	156,919	141,714
3.50%, due 1/1/48	15,363	13,905
3.50%, due 3/1/48	228,234	206,467
3.50%, due 5/1/48	68,496	61,977
3.50%, due 8/1/48	115,150	104,215
3.50%, due 9/1/48	88,232	79,652
3.50%, due 11/1/48	30,635	27,656
3.50%, due 12/1/48	86,490	78,215
4.00%, due 4/1/46	128,511	120,475
4.00%, due 5/1/46	40,445	37,916
4.00%, due 4/1/47	29,530	27,652
4.00%, due 6/1/47	74,678	69,920
4.00%, due 8/1/47	143,774	134,495
4.00%, due 10/1/47	35,902	33,290
4.00%, due 12/1/47	93,526	87,287
4.00%, due 1/1/48	28,901	27,084
4.00%, due 5/1/48	39,421	36,847
4.00%, due 9/1/48	143,393	133,468
4.00%, due 12/1/48	79,266	73,723
4.50%, due 9/1/46	7,883	7,614
4.50%, due 9/1/46	25,181	24,313
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
FHLMC Gold Pools, 30 Year (continued)
4.50%, due 10/1/46	$ 60,497	$ 58,466
4.50%, due 2/1/47	13,086	12,622
4.50%, due 11/1/47	15,181	14,615
4.50%, due 2/1/48	30,778	29,598
4.50%, due 4/1/48	35,783	34,404
4.50%, due 6/1/48	19,582	18,831
4.50%, due 7/1/48	74,382	71,337
4.50%, due 8/1/48	72,548	69,545
5.00%, due 9/1/38	28,652	28,374
5.00%, due 11/1/41	40,024	39,629
5.00%, due 3/1/47	98,848	97,627
5.00%, due 9/1/48	140,592	138,300
5.00%, due 1/1/49	46,969	46,398
5.50%, due 7/1/38	44,371	44,438
UMBS Pool, 20 Year
2.00%, due 1/1/41	1,950,182	1,638,197
UMBS Pool, 30 Year
2.00%, due 11/1/50	2,130,880	1,676,616
2.50%, due 5/1/50	1,827,159	1,519,107
2.50%, due 12/1/51	1,324,505	1,101,493
4.00%, due 7/1/52	1,069,826	980,667
4.50%, due 1/1/49	94,180	90,011
		15,394,624
Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.7%
UMBS, 10 Year
3.00%, due 4/1/25	2,402	2,374
UMBS, 15 Year
1.50%, due 3/1/36	1,062,644	914,308
1.50%, due 7/1/36	1,558,283	1,339,736
2.00%, due 9/1/36	2,096,458	1,862,216
2.50%, due 10/1/27	46,579	44,752
2.50%, due 4/1/30	41,010	39,293
2.50%, due 10/1/31	75,693	70,849
2.50%, due 2/1/32	91,666	85,454
2.50%, due 2/1/32	103,998	96,733
2.50%, due 8/1/32	304,734	282,160
2.50%, due 3/1/33	131,972	120,457
2.50%, due 6/1/33	71,918	66,758
3.00%, due 11/1/31	61,878	58,607
3.00%, due 1/1/32	60,793	57,393
3.00%, due 6/1/32	45,556	43,080
3.00%, due 1/1/33	65,358	61,333
3.00%, due 2/1/33	91,208	86,040
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 15 Year (continued)
3.00%, due 4/1/33	$ 85,750	$ 80,862
3.00%, due 5/1/33	117,320	110,786
3.00%, due 9/1/33	19,046	17,805
3.50%, due 5/1/26	6,604	6,484
3.50%, due 11/1/31	11,091	10,753
3.50%, due 5/1/33	33,669	32,160
3.50%, due 6/1/33	49,320	47,238
3.50%, due 7/1/33	23,221	22,180
3.50%, due 9/1/33	30,013	28,668
4.00%, due 11/1/29	14,827	14,592
UMBS, 20 Year
3.00%, due 2/1/37	95,634	87,815
3.00%, due 1/1/38	192,503	176,451
4.00%, due 2/1/37	16,619	16,003
4.00%, due 8/1/38	99,519	95,354
5.00%, due 8/1/31	5,882	5,838
5.50%, due 8/1/27	16,955	16,815
UMBS, 30 Year
2.00%, due 8/1/50	1,509,129	1,195,934
2.00%, due 8/1/50	1,599,251	1,270,336
2.00%, due 9/1/50	1,962,300	1,549,825
2.00%, due 2/1/51	1,572,830	1,237,431
2.00%, due 3/1/51	1,645,822	1,310,708
2.00%, due 5/1/51	1,918,630	1,508,873
2.00%, due 1/1/52	2,456,944	1,946,652
2.50%, due 4/1/46	22,443	18,948
2.50%, due 10/1/46	108,511	90,534
2.50%, due 11/1/50	1,613,566	1,326,477
2.50%, due 6/1/51	1,980,785	1,627,314
2.50%, due 12/1/51	658,092	539,386
2.50%, due 4/1/52	818,366	689,132
2.50%, due 4/1/52	1,812,737	1,510,003
3.00%, due 9/1/42	424,791	374,765
3.00%, due 3/1/43	1,212,219	1,069,067
3.00%, due 12/1/43	488,886	430,630
3.00%, due 10/1/44	320,932	283,073
3.00%, due 10/1/46	44,255	38,606
3.00%, due 12/1/46	542,590	471,844
3.00%, due 2/1/47	85,984	74,989
3.00%, due 8/1/47	435,168	380,356
3.00%, due 11/1/47	79,391	69,082
3.00%, due 6/1/48	44,148	38,353
3.00%, due 5/1/52	959,221	822,198
3.50%, due 5/1/45	384,663	349,628
3.50%, due 9/1/45	25,189	22,825
3.50%, due 12/1/45	68,976	62,477

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Indexed Bond Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
3.50%, due 12/1/45	$ 180,052	$ 164,099
3.50%, due 1/1/46	125,017	113,610
3.50%, due 1/1/46	101,700	92,178
3.50%, due 4/1/46	42,910	38,858
3.50%, due 9/1/46	225,657	204,238
3.50%, due 10/1/46	101,990	92,314
3.50%, due 10/1/46	40,790	36,920
3.50%, due 1/1/47	77,112	70,094
3.50%, due 7/1/47	16,330	14,781
3.50%, due 7/1/47	95,424	86,702
3.50%, due 10/1/47	57,863	52,269
3.50%, due 11/1/47	191,813	172,887
3.50%, due 11/1/47	82,596	74,580
3.50%, due 11/1/47	221,482	200,331
3.50%, due 12/1/47	15,831	14,246
3.50%, due 8/1/48	103,629	93,485
3.50%, due 9/1/48	129,835	117,059
3.50%, due 2/1/49	244,214	219,006
3.50%, due 6/1/49	2,757	2,470
3.50%, due 10/1/52	602,461	533,478
4.00%, due 8/1/44	107,023	100,556
4.00%, due 2/1/45	84,695	79,321
4.00%, due 9/1/45	15,481	14,494
4.00%, due 5/1/46	72,922	68,273
4.00%, due 9/1/46	29,550	27,667
4.00%, due 9/1/46	35,904	33,583
4.00%, due 2/1/47	15,554	14,562
4.00%, due 4/1/47	6,019	5,629
4.00%, due 5/1/47	44,377	41,332
4.00%, due 5/1/47	36,545	34,177
4.00%, due 6/1/47	141,252	132,590
4.00%, due 10/1/47	15,086	14,060
4.00%, due 11/1/47	14,782	13,766
4.00%, due 12/1/47	32,762	30,452
4.00%, due 1/1/48	82,504	76,888
4.00%, due 1/1/48	15,568	14,511
4.00%, due 1/1/48	87,652	81,520
4.00%, due 2/1/48	43,795	40,806
4.00%, due 6/1/48	208,733	193,881
4.00%, due 7/1/48	103,887	96,646
4.00%, due 7/1/48	34,515	32,062
4.00%, due 7/1/48	168,933	157,056
4.00%, due 8/1/48	26,788	24,904
4.00%, due 9/1/48	107,155	99,725
4.00%, due 9/1/48	26,164	24,293
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
4.00%, due 10/1/48	$ 18,250	$ 16,958
4.00%, due 11/1/48	47,338	44,004
4.00%, due 1/1/49	38,939	36,126
4.50%, due 7/1/46	15,850	15,303
4.50%, due 12/1/46	25,647	24,730
4.50%, due 4/1/47	247,960	237,236
4.50%, due 5/1/47	6,717	6,461
4.50%, due 7/1/47	104,069	99,330
4.50%, due 7/1/47	24,946	23,908
4.50%, due 8/1/47	1,356	1,303
4.50%, due 2/1/48	98,711	94,447
4.50%, due 4/1/48	14,027	13,430
4.50%, due 4/1/48	7,066	6,779
4.50%, due 4/1/48	32,030	30,781
4.50%, due 5/1/48	61,787	59,277
4.50%, due 6/1/48	33,073	31,730
4.50%, due 8/1/48	58,817	56,148
4.50%, due 10/1/48	20,110	19,236
4.50%, due 9/1/49	268,171	255,900
4.50%, due 11/1/52	1,084,605	1,023,994
5.00%, due 6/1/39	67,092	66,372
5.00%, due 6/1/40	16,496	16,312
5.00%, due 7/1/47	30,071	29,595
5.00%, due 1/1/48	38,782	38,252
5.00%, due 4/1/48	26,638	26,394
5.00%, due 5/1/48	31,443	30,855
5.00%, due 9/1/48	14,886	14,723
5.00%, due 2/1/53	454,382	439,587
5.50%, due 6/1/36	20,348	20,422
5.50%, due 5/1/44	42,885	43,094
5.50%, due 9/1/48	64,750	64,988
5.50%, due 11/1/52	1,564,293	1,547,534
UMBS, Single Family, 30 Year
6.00%, due 9/25/54 TBA (f)	1,100,000	1,102,277
		35,694,638
Government National Mortgage Association (Mortgage Pass-Through Securities) 5.4%
GNMA I, Single Family, 30 Year
3.00%, due 6/15/45	12,986	11,563
3.00%, due 10/15/45	7,601	6,786
3.00%, due 5/15/48	58,003	50,928
3.50%, due 3/15/45	6,415	5,896
3.50%, due 4/15/45	12,685	11,660
3.50%, due 5/15/48	22,714	20,508
4.00%, due 8/15/46	22,001	20,581
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA I, Single Family, 30 Year (continued)
4.00%, due 11/15/47	$ 53,548	$ 50,094
4.00%, due 7/15/49	46,566	43,322
4.50%, due 8/15/46	48,018	46,421
4.50%, due 2/15/47	2,771	2,675
4.50%, due 4/15/47	16,637	16,452
4.50%, due 8/15/47	87,464	85,381
4.50%, due 8/15/47	120,704	119,205
5.00%, due 4/15/47	15,813	15,535
5.00%, due 12/15/47	18,079	17,651
GNMA II, Single Family, 30 Year
2.00%, due 6/20/51	4,357,355	3,526,915
2.50%, due 4/20/47	23,946	20,416
2.50%, due 5/20/51	4,417,569	3,713,186
3.00%, due 11/20/45	233,972	207,545
3.00%, due 8/20/46	77,660	68,762
3.00%, due 9/20/46	41,444	36,625
3.00%, due 10/20/46	261,011	230,625
3.00%, due 1/20/47	303,063	267,775
3.00%, due 5/20/47	53,115	46,930
3.00%, due 12/20/47	156,708	138,237
3.00%, due 2/20/48	172,064	151,723
3.00%, due 3/20/48	197,696	174,351
3.00%, due 9/20/51	1,271,688	1,108,816
3.50%, due 11/20/42	98,880	89,210
3.50%, due 9/20/44	128,421	117,302
3.50%, due 11/20/45	145,158	132,388
3.50%, due 7/20/46	14,980	13,638
3.50%, due 10/20/46	15,957	14,534
3.50%, due 11/20/46	194,409	176,767
3.50%, due 1/20/47	220,448	200,465
3.50%, due 5/20/47	158,735	144,267
3.50%, due 9/20/47	157,284	142,878
3.50%, due 10/20/47	282,729	256,426
3.50%, due 12/20/47	140,194	127,169
3.50%, due 7/20/48	75,331	68,452
3.50%, due 10/20/48	80,490	73,111
4.00%, due 12/20/46	13,220	12,395
4.00%, due 1/20/47	101,238	95,089
4.00%, due 2/20/47	24,207	22,706
4.00%, due 3/20/47	17,777	16,687
4.00%, due 4/20/47	38,199	35,776
4.00%, due 5/20/47	32,128	29,969
4.00%, due 7/20/47	12,457	11,686
4.00%, due 11/20/47	156,282	146,547
4.00%, due 12/20/47	34,619	32,443
	Principal Amount	Value

Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA II, Single Family, 30 Year (continued)
4.00%, due 4/20/48	$ 116,162	$ 108,704
4.00%, due 5/20/48	51,980	48,626
4.00%, due 6/20/48	21,769	20,358
4.00%, due 8/20/48	146,303	136,797
4.00%, due 9/20/48	78,897	73,758
4.00%, due 3/20/49	19,751	18,447
4.50%, due 8/20/46	45,505	44,161
4.50%, due 4/20/47	35,948	34,598
4.50%, due 11/20/47	33,357	32,196
4.50%, due 1/20/48	76,187	73,486
4.50%, due 3/20/48	31,872	30,757
4.50%, due 5/20/48	26,326	25,372
4.50%, due 6/20/48	43,181	41,606
5.00%, due 8/20/45	58,849	58,828
5.00%, due 11/20/46	36,048	36,035
5.00%, due 11/20/47	32,542	32,200
5.00%, due 3/20/48	18,844	18,703
5.00%, due 6/20/48	38,978	38,495
		13,049,596
United States Treasury Bonds 4.1%
U.S. Treasury Bonds
2.75%, due 8/15/47	235,000	171,183
2.75%, due 11/15/47	300,000	218,109
2.875%, due 5/15/49	250,000	184,668
3.00%, due 2/15/47	315,000	241,418
3.00%, due 5/15/47	175,000	133,861
3.00%, due 2/15/48	1,730,000	1,316,354
3.00%, due 8/15/48	715,000	542,478
3.00%, due 2/15/49	845,000	640,055
3.00%, due 8/15/52	1,945,000	1,463,233
3.125%, due 5/15/48	1,310,000	1,018,730
3.375%, due 11/15/48	550,000	446,682
3.625%, due 5/15/53	415,000	353,155
4.00%, due 11/15/52	1,900,000	1,730,930
4.125%, due 8/15/53	350,000	325,924
4.625%, due 5/15/54	1,105,000	1,120,366
		9,907,146
United States Treasury Notes 35.8%
U.S. Treasury Notes
0.25%, due 5/31/25	2,350,000	2,247,119
0.25%, due 6/30/25	200,000	190,619
0.25%, due 8/31/25	150,000	141,920
0.375%, due 7/15/24	400,000	399,233
0.375%, due 8/15/24	1,250,000	1,242,261
0.375%, due 9/15/24	2,000,000	1,979,687

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Indexed Bond Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
0.50%, due 8/31/27	$ 800,000	$ 706,344
1.00%, due 7/31/28	225,000	196,532
1.125%, due 2/29/28	400,000	355,359
1.25%, due 3/31/28	200,000	178,117
1.25%, due 5/31/28	875,000	775,742
1.25%, due 6/30/28	500,000	442,344
1.50%, due 1/31/27	325,000	300,777
1.75%, due 7/31/24	2,100,000	2,093,752
1.875%, due 8/31/24	1,900,000	1,888,471
1.875%, due 2/28/27	475,000	443,123
1.875%, due 2/28/29	610,000	546,236
2.125%, due 7/31/24	150,000	149,599
2.375%, due 3/31/29	1,725,000	1,578,038
2.375%, due 5/15/29	825,000	753,393
2.50%, due 3/31/27	300,000	284,355
2.625%, due 7/31/29	700,000	645,012
2.75%, due 6/30/25	275,000	268,709
2.75%, due 7/31/27	775,000	735,887
2.75%, due 5/31/29	675,000	627,064
2.875%, due 5/31/25	2,300,000	2,252,675
2.875%, due 6/15/25	1,250,000	1,223,523
2.875%, due 4/30/29	400,000	374,078
3.00%, due 7/31/24	1,500,000	1,497,041
3.125%, due 8/15/25	3,175,000	3,108,399
3.125%, due 8/31/29	740,000	697,913
3.25%, due 8/31/24	2,600,000	2,590,081
3.25%, due 6/30/29	1,275,000	1,211,300
3.50%, due 9/15/25	1,575,000	1,546,638
3.50%, due 1/31/28	1,075,000	1,041,112
3.50%, due 1/31/30	1,810,000	1,733,358
3.625%, due 3/31/28	250,000	242,969
3.75%, due 12/31/28	300,000	292,336
3.75%, due 6/30/30	375,000	362,988
3.875%, due 1/15/26	500,000	492,480
3.875%, due 11/30/27	1,525,000	1,495,989
3.875%, due 9/30/29	1,675,000	1,636,724
3.875%, due 11/30/29	1,425,000	1,391,824
4.00%, due 12/15/25	1,500,000	1,480,664
4.00%, due 2/15/26	1,000,000	986,484
4.00%, due 1/15/27	900,000	886,922
4.00%, due 2/29/28	500,000	492,383
4.00%, due 1/31/29	450,000	443,074
4.00%, due 10/31/29	1,520,000	1,494,291
4.00%, due 2/28/30	2,075,000	2,037,472
4.00%, due 1/31/31	275,000	269,468
4.125%, due 6/15/26	825,000	815,525
	Principal Amount	Value

United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
4.125%, due 2/15/27	$ 1,200,000	$ 1,186,219
4.125%, due 10/31/27	960,000	949,238
4.125%, due 3/31/29	700,000	692,863
4.125%, due 8/31/30	585,000	577,550
4.25%, due 9/30/24	2,375,000	2,368,459
4.25%, due 10/15/25	2,300,000	2,278,437
4.25%, due 12/31/25	1,500,000	1,485,645
4.25%, due 1/31/26	500,000	495,195
4.25%, due 3/15/27	600,000	595,195
4.25%, due 6/30/29	1,015,000	1,010,797
4.25%, due 2/28/31	150,000	149,115
4.375%, due 10/31/24	2,200,000	2,192,437
4.375%, due 8/15/26	1,300,000	1,291,469
4.375%, due 12/15/26	500,000	497,129
4.375%, due 5/15/34	1,350,000	1,350,422
4.50%, due 11/15/25	3,000,000	2,981,836
4.50%, due 3/31/26	200,000	198,953
4.50%, due 7/15/26	700,000	696,992
4.50%, due 4/15/27	300,000	299,555
4.50%, due 5/15/27	150,000	149,801
4.50%, due 5/31/29	200,000	201,359
4.625%, due 6/30/25	200,000	199,031
4.625%, due 2/28/26	500,000	498,203
4.625%, due 3/15/26	175,000	174,392
4.625%, due 6/30/26	150,000	149,730
4.625%, due 9/15/26	2,325,000	2,321,912
4.625%, due 10/15/26	1,385,000	1,383,756
4.625%, due 11/15/26	1,625,000	1,624,238
4.625%, due 6/15/27	150,000	150,434
4.625%, due 4/30/29	550,000	556,316
4.625%, due 4/30/31	1,260,000	1,280,278
4.625%, due 5/31/31	1,750,000	1,778,438
4.875%, due 4/30/26	150,000	150,223
4.875%, due 10/31/30	795,000	817,453
5.00%, due 8/31/25	300,000	299,766
5.00%, due 10/31/25	2,275,000	2,275,267
		86,575,507
Total U.S. Government & Federal Agencies (Cost $170,699,716)		160,621,511
Total Long-Term Bonds (Cost $248,836,213)		229,202,111

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value

Exchange-Traded Fund 2.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	54,792	$ 5,869,319
Total Exchange-Traded Fund (Cost $5,757,855)		5,869,319
Total Investments (Cost $254,594,068)	97.2%	235,071,430
Other Assets, Less Liabilities	2.8	6,671,124
Net Assets	100.0%	$ 241,742,554

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2024.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2024, the total net market value was $1,102,277, which represented 0.5% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	108	September 2024	$ 11,434,665	$ 11,510,438	$ 75,773
U.S. Treasury 10 Year Notes	102	September 2024	11,119,779	11,218,406	98,627
U.S. Treasury 10 Year Ultra Bonds	28	September 2024	3,148,051	3,178,875	30,824
U.S. Treasury Long Bonds	73	September 2024	8,536,006	8,636,813	100,807
U.S. Treasury Ultra Bonds	13	September 2024	1,612,026	1,629,469	17,443
Total Long Contracts					323,474
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Indexed Bond Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 2 Year Notes	(42)	September 2024	$ (8,558,206)	$ (8,577,188)	$ (18,982)
Net Unrealized Appreciation					$ 304,492

1.	As of June 30, 2024, cash in the amount of $760,981 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.

Abbreviation(s):
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 57,221,086	$ —	$ 57,221,086
Foreign Government Bonds	—	7,575,306	—	7,575,306
Mortgage-Backed Securities	—	3,784,208	—	3,784,208
U.S. Government & Federal Agencies	—	160,621,511	—	160,621,511
Total Long-Term Bonds	—	229,202,111	—	229,202,111
Exchange-Traded Fund	5,869,319	—	—	5,869,319
Total Investments in Securities	5,869,319	229,202,111	—	235,071,430
Other Financial Instruments
Futures Contracts (b)	323,474	—	—	323,474
Total Investments in Securities and Other Financial Instruments	$ 6,192,793	$ 229,202,111	$ —	$ 235,394,904
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (18,982)	$ —	$ —	$ (18,982)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $254,594,068)	$235,071,430
Cash	4,530,587
Cash collateral on deposit at broker for futures contracts	760,981
Receivables:
Investment securities sold	3,503,456
Interest	1,867,977
Other assets	18,837
Total assets	245,753,268
Liabilities
Payables:
Investment securities purchased	3,719,935
Variation margin on futures contracts	143,887
Manager (See Note 3)	49,980
Shareholder communication	38,272
Professional fees	30,316
Custodian	13,015
Trustees	73
Accrued expenses	15,236
Total liabilities	4,010,714
Net assets	$241,742,554
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$27,938
Additional paid-in-capital	275,041,983
275,069,921
Total distributable earnings (loss)	(33,327,367)
Net assets	$241,742,554
Initial Class
Net assets applicable to outstanding shares	$241,742,554
Shares of beneficial interest outstanding	27,937,843
Net asset value per share outstanding	$8.65

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Indexed Bond Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$4,492,404
Dividends	93,121
Total income	4,585,525
Expenses
Manager (See Note 3)	307,995
Professional fees	44,734
Custodian	34,195
Trustees	3,104
Miscellaneous	939
Total expenses	390,967
Net investment income (loss)	4,194,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(452,678)
Futures transactions	(326,878)
Net realized gain (loss)	(779,556)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(4,421,687)
Futures contracts	(1,242,645)
Net change in unrealized appreciation (depreciation)	(5,664,332)
Net realized and unrealized gain (loss)	(6,443,888)
Net increase (decrease) in net assets resulting from operations	$(2,249,330)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,194,558	$8,015,267
Net realized gain (loss)	(779,556)	(4,558,975)
Net change in unrealized appreciation (depreciation)	(5,664,332)	9,970,386
Net increase (decrease) in net assets resulting from operations	(2,249,330)	13,426,678
Distributions to shareholders:
Initial Class	—	(6,208,537)
Capital share transactions:
Net proceeds from sales of shares	2,914,317	6,717,751
Net asset value of shares issued to shareholders in reinvestment of distributions	—	6,208,537
Cost of shares redeemed	(14,240,095)	(38,241,669)
Increase (decrease) in net assets derived from capital share transactions	(11,325,778)	(25,315,381)
Net increase (decrease) in net assets	(13,575,108)	(18,097,240)
Net Assets
Beginning of period	255,317,662	273,414,902
End of period	$241,742,554	$255,317,662
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Indexed Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.73	$8.51	$10.30	$11.25	$10.62	$9.80
Net investment income (loss) (a)	0.15	0.26	0.19	0.14	0.18	0.27
Net realized and unrealized gain (loss)	(0.23)	0.17	(1.58)	(0.36)	0.60	0.55
Total from investment operations	(0.08)	0.43	(1.39)	(0.22)	0.78	0.82
Less distributions:
From net investment income	—	(0.21)	(0.28)	(0.31)	(0.13)	—
From net realized gain on investments	—	—	(0.12)	(0.42)	(0.02)	—
Total distributions	—	(0.21)	(0.40)	(0.73)	(0.15)	—
Net asset value at end of period	$8.65	$8.73	$8.51	$10.30	$11.25	$10.62
Total investment return (b)	(0.92)%(c)	5.25%	(13.34)%	(1.95)%	7.40%	8.37%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%††	3.06%	2.06%	1.26%	1.59%	2.66%
Net expenses (d)	0.32%††	0.31%	0.32%	0.30%	0.29%	0.30%
Portfolio turnover rate (e)	26%	49%	182%	239%	191%	65%
Net assets at end of period (in 000's)	$241,743	$255,318	$273,415	$430,218	$757,632	$422,163

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate not including mortgage dollar rolls were 24%, 48%, 146%, 55%, 138%, and 57% for the six months ended June 30, 2024 and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Indexed Bond Portfolio (formerly known as MainStay VP Indexed Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2017
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Portfolio's primary benchmark index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use

20	NYLI VP Indexed Bond Portfolio

of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value.
Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of
21

Notes to Financial Statements (Unaudited) (continued)
market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed.

22	NYLI VP Indexed Bond Portfolio

Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
23

Notes to Financial Statements (Unaudited) (continued)
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$323,474	$323,474
Total Fair Value	$323,474	$323,474

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(18,982)	$(18,982)
Total Fair Value	$(18,982)	$(18,982)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(326,878)	$(326,878)
Total Net Realized Gain (Loss)	$(326,878)	$(326,878)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(1,242,645)	$(1,242,645)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,242,645)	$(1,242,645)

Average Notional Amount	Total
Futures Contracts Long	$38,133,359
Futures Contracts Short	$(8,309,281)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.25% up to $1 billion and 0.20% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.25% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses

24	NYLI VP Indexed Bond Portfolio

(excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.375% of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2024, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $307,995 and paid the Subadvisor fees in the amount of $153,998.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$255,104,667	$358,729	$(20,391,966)	$(20,033,237)
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $23,323,827, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$9,353	$13,970
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$6,208,537
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
25

Notes to Financial Statements (Unaudited) (continued)
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $39,897 and $47,255, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $21,648 and $22,742, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	338,437	$2,914,317
Shares redeemed	(1,651,539)	(14,240,095)
Net increase (decrease)	(1,313,102)	$(11,325,778)
Year ended December 31, 2023:
Shares sold	783,139	$6,717,751
Shares issued to shareholders in reinvestment of distributions	763,686	6,208,537
Shares redeemed	(4,420,609)	(38,241,669)
Net increase (decrease)	(2,873,784)	$(25,315,381)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
26	NYLI VP Indexed Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
27

NYLI VP Janus Henderson Balanced Portfolio
(formerly known as MainStay VP Janus Henderson Balanced Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 35.5%
Asset-Backed Securities 3.7%
Automobile Asset-Backed Securities 0.1%
ACC Auto Trust
Series 2022-A, Class A
4.58%, due 7/15/26 (a)	$ 31,466	$ 31,409
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	140,776	138,989
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	426,772	418,075
JPMorgan Chase Bank NA (a)
Series 2021-1, Class B
0.875%, due 9/25/28	8,388	8,352
Series 2021-2, Class B
0.889%, due 12/26/28	60,302	59,631
LAD Auto Receivables Trust (a)
Series 2021-1A, Class A
1.30%, due 8/17/26	22,788	22,718
Series 2022-1A, Class A
5.21%, due 6/15/27	442,535	441,068
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	411,029	405,241
Series 2023-1A, Class A2
6.92%, due 8/15/28	343,398	346,110
Santander Bank Auto Credit-Linked Notes (a)
Series 2022-A, Class B
5.281%, due 5/15/32	347,585	345,771
Series 2022-B, Class A2
5.587%, due 8/16/32	156,633	156,723
Santander Bank NA
Series 2021-1A, Class B
1.833%, due 12/15/31 (a)	38,525	38,202
		2,412,289
Home Equity Asset-Backed Securities 0.6%
FIGRE Trust (a)(b)
Series 2024-HE1, Class A
6.165%, due 3/25/54	755,833	755,677
Series 2024-HE2, Class A
6.38%, due 5/25/54	615,325	620,420
RCKT Mortgage Trust (a)(b)
Series 2024-CES1, Class A1A
6.025%, due 2/25/44	902,787	903,583
Series 2024-CES2, Class A1A
6.141%, due 4/25/44	2,956,639	2,953,878
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
RCKT Mortgage Trust (a)(b) (continued)
Series 2023-CES3, Class A1A
7.113%, due 11/25/43	$ 2,000,311	$ 2,028,588
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2023-FIG4, Class A
6.718%, due 11/25/53	944,611	956,125
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,740,472	1,769,487
		9,987,758
Other Asset-Backed Securities 3.0%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,089,251
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	204,879	183,701
Ares LX CLO Ltd.
Series 2021-60A, Class A
6.709% (3 Month SOFR + 1.382%), due 7/18/34 (a)(c)	322,000	322,530
Ares XXXIX CLO Ltd.
Series 2016-39A, Class AR3
6.75% (3 Month SOFR + 1.42%), due 7/18/37 (a)(c)	1,331,120	1,334,260
Ballyrock CLO 14 Ltd. (a)(c)(d)
Series 2020-14A, Class A1AR
6.679% (3 Month SOFR + 1.38%), due 7/20/37	2,156,678	2,156,678
Series 2020-14A, Class A1BR
6.879% (3 Month SOFR + 1.58%), due 7/20/37	345,453	345,453
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
6.698% (3 Month SOFR + 1.39%), due 7/15/37 (a)(c)	1,290,000	1,290,000
CBAM Ltd. (a)(c)
Series 2019-11RA, Class A1
6.766% (3 Month SOFR + 1.442%), due 1/20/35	1,569,000	1,569,610
Series 2019-11RA, Class B
7.336% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,834
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	612,237	580,164
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	321,402

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a) (continued)
Series 2020-1, Class B1
2.28%, due 7/15/60	$ 89,945	$ 84,035
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,035,790	1,019,990
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,845,550
CIFC Funding Ltd. (a)(c)
Series 2014-5A, Class A1R3
6.684% (3 Month SOFR + 1.38%), due 7/17/37	2,372,000	2,372,000
Series 2021-7A, Class A1
6.718% (3 Month SOFR + 1.392%), due 1/23/35	483,000	483,217
Series 2021-7A, Class B
7.188% (3 Month SOFR + 1.862%), due 1/23/35	323,837	324,160
CIM Trust
Series 2021-NR1, Class A1
5.569%, due 7/25/55 (a)(e)	243,375	241,237
CP EF Asset Securitization I LLC
Series 2022-1A, Class A
5.96%, due 4/15/30 (a)	157,272	156,743
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	574,476	579,054
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	213,409	214,779
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-1A, Class A2
4.76%, due 3/22/49	618,025	579,584
Series 2023-2A, Class A2
5.56%, due 11/20/48	1,402,000	1,369,340
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	930,190
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	877,385	856,307
Elmwood CLO II Ltd.
Series 2019-2A, Class AR
6.736% (3 Month SOFR + 1.412%), due 4/20/34 (a)(c)	485,000	485,852
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR
6.719% (3 Month SOFR + 1.38%), due 7/18/37 (a)(c)	$ 2,581,000	$ 2,581,000
Gracie Point International Funding LLC
Series 2024-1A, Class A
7.05% (SOFR 90A + 1.70%), due 3/1/28 (a)(c)	482,000	483,890
HPS Loan Management Ltd.
Series 2021-16A, Class B
7.288% (3 Month SOFR + 1.962%), due 1/23/35 (a)(c)	310,367	310,367
Libra Solutions LLC
Series 2022-2A, Class A
6.85%, due 10/15/34 (a)	107,449	107,274
Logan CLO II Ltd.
Series 2021-2A, Class A
6.736% (3 Month SOFR + 1.412%), due 1/20/35 (a)(c)	761,109	761,525
M&T Equipment Notes (a)
Series 2023-1A, Class A3
5.74%, due 7/15/30	331,000	331,042
Series 2023-1A, Class A2
6.09%, due 7/15/30	438,650	438,822
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	338,000	338,795
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A
8.04%, due 9/20/27 (a)	1,065,000	1,072,491
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	2,298,000	2,298,170
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	442,978
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	284,415	267,574
Series 2020-PLS1, Class A
3.844%, due 12/25/25	147,317	142,143
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	774,156	726,767
Octagon Investment Partners 48 Ltd.
Series 2020-3A, Class AR
6.736% (3 Month SOFR + 1.412%), due 10/20/34 (a)(c)	454,000	454,349

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Pagaya AI Debt Trust
Series 2022-1, Class A
2.03%, due 10/15/29 (a)	$ 43,622	$ 43,423
PRET LLC
Series 2023-RN1, Class A1
8.232%, due 9/25/53 (a)(e)	1,433,635	1,455,506
PRPM LLC (a)(e)
Series 2021-9, Class A1
2.363%, due 10/25/26	612,868	603,158
Series 2021-10, Class A1
2.487%, due 10/25/26	722,479	714,931
Series 2022-2, Class A1
5.00%, due 3/25/27	1,239,594	1,226,632
RAD CLO 21 Ltd.
Series 2023-21A, Class A
6.914% (3 Month SOFR + 1.59%), due 1/25/33 (a)(c)	835,946	841,453
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (a)(c)(d)	2,200,710	2,200,710
Regatta XXIII Funding Ltd. (a)(c)
Series 2021-4A, Class A1
6.736% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,414,485
Series 2021-4A, Class B
7.286% (3 Month SOFR + 1.962%), due 1/20/35	343,955	344,345
RR 21 Ltd.
Series 2022-21A, Class A1AR
6.701% (3 Month SOFR + 1.40%), due 7/15/39 (a)(c)(d)	1,331,120	1,331,120
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	805,344	658,789
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR
6.746% (3 Month SOFR + 1.422%), due 7/20/34 (a)(c)	448,000	448,584
Upstart Securitization Trust (a)
Series 2022-1, Class A
3.12%, due 3/20/32	133,953	133,323
Series 2022-2, Class A
4.37%, due 5/20/32	5,809	5,803
Vantage Data Centers Issuer LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,033,260
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Vantage Data Centers Issuer LLC (a) (continued)
Series 2021-1A, Class A2
2.165%, due 10/15/46	$ 3,200,644	$ 2,940,736
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	626,089
VCAT LLC
Series 2021-NPL1, Class A1
5.289%, due 12/26/50 (a)(e)	65,497	65,163
Wendy's Funding LLC
Series 2021-1A, Class A2II
2.775%, due 6/15/51 (a)	619,828	517,161
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	152,953	146,868
		50,644,647
Total Asset-Backed Securities (Cost $63,273,559)		63,044,694
Corporate Bonds 11.9%
Aerospace & Defense 0.5%
BAE Systems plc (a)
5.125%, due 3/26/29	590,000	587,373
5.25%, due 3/26/31	221,000	220,408
5.30%, due 3/26/34	862,000	854,073
Boeing Co. (The) (a)
6.298%, due 5/1/29	506,000	513,115
6.388%, due 5/1/31	1,268,000	1,290,896
6.528%, due 5/1/34	1,221,000	1,250,181
6.858%, due 5/1/54	534,000	547,976
7.008%, due 5/1/64 (f)	260,000	266,206
Bombardier, Inc.
7.00%, due 6/1/32 (a)	1,234,000	1,251,142
TransDigm, Inc. (a)
6.375%, due 3/1/29	382,000	383,926
6.625%, due 3/1/32	1,722,000	1,739,322
		8,904,618
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC
5.80%, due 3/8/29	1,254,000	1,249,595
6.125%, due 3/8/34	976,000	965,370
7.122%, due 11/7/33	715,000	755,523
7.20%, due 6/10/30	348,000	366,066
7.35%, due 3/6/30	354,000	374,636
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
5.95%, due 4/4/34	$ 1,128,000	$ 1,128,964
		4,840,154
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	1,224,000	1,246,572
6.875%, due 4/23/32	660,000	682,344
		1,928,916
Banks 2.7%
Bank of America Corp. (g)
5.872%, due 9/15/34	1,130,000	1,162,425
6.204%, due 11/10/28	1,776,000	1,828,975
Series X
6.25%, due 9/5/24 (h)	1,172,000	1,167,139
Bank of Montreal
3.088% (5 Year Treasury Constant Maturity Rate + 1.40%), due 1/10/37 (c)	1,270,000	1,039,264
Bank of New York Mellon Corp. (The) (g)
4.947%, due 4/26/27	806,000	801,044
6.474%, due 10/25/34	1,448,000	1,561,664
BNP Paribas SA (a)(g)
2.591%, due 1/20/28	728,000	676,725
5.176%, due 1/9/30	997,000	986,557
Citigroup, Inc.
3.887%, due 1/10/28 (g)	2,060,000	1,988,485
5.827%, due 2/13/35 (g)	3,231,000	3,197,357
Series P
5.95%, due 5/15/25 (g)(h)	584,000	580,184
Series M
9.007% (3 Month SOFR + 3.685%), due 8/15/24 (c)(h)	123,000	122,690
Fifth Third Bancorp
5.631%, due 1/29/32 (f)(g)	373,000	369,752
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,399,000	2,362,311
JPMorgan Chase & Co. (g)
Series FF
5.00%, due 8/1/24 (h)	441,000	439,739
5.012%, due 1/23/30	651,000	646,007
5.04%, due 1/23/28	820,000	815,562
5.299%, due 7/24/29	1,374,000	1,378,611
6.087%, due 10/23/29	1,391,000	1,437,210
6.254%, due 10/23/34	1,193,000	1,265,306
	Principal Amount	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
4.788% (1 Year Treasury Constant Maturity Rate + 1.70%), due 7/18/25 (c)	$ 931,000	$ 930,453
Morgan Stanley
1.593%, due 5/4/27 (g)	685,000	638,599
2.188%, due 4/28/26 (f)(g)	1,231,000	1,195,479
2.943%, due 1/21/33 (g)	1,008,000	856,718
3.772%, due 1/24/29 (g)	134,000	127,556
4.35%, due 9/8/26	898,000	878,317
5.164%, due 4/20/29 (g)	1,265,000	1,260,895
5.424%, due 7/21/34 (g)	1,150,000	1,144,207
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,436,798
Nordea Bank Abp
5.375%, due 9/22/27 (a)	1,834,000	1,843,221
PNC Financial Services Group, Inc. (The)
6.875%, due 10/20/34 (g)	1,424,000	1,551,971
Sumitomo Mitsui Financial Group, Inc.
5.852%, due 7/13/30	472,000	484,522
Truist Financial Corp. (g)
5.435%, due 1/24/30	590,000	588,463
5.711%, due 1/24/35	486,000	483,878
6.047%, due 6/8/27	779,000	784,456
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (c)	1,471,000	1,158,097
5.384%, due 1/23/30 (g)	1,259,000	1,262,373
5.678%, due 1/23/35 (g)	902,000	905,460
UBS Group AG (a)(c)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30	1,146,000	1,143,724
5.699% (1 Year Treasury Constant Maturity Rate + 1.77%), due 2/8/35	967,000	966,014
Wells Fargo & Co.
5.198%, due 1/23/30 (g)	1,781,000	1,773,522
		45,241,730
Beverages 0.0% ‡
Diageo Capital plc
1.375%, due 9/29/25	461,000	438,827

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25	$ 707,000	$ 707,772
Royalty Pharma plc
3.55%, due 9/2/50	899,000	603,431
		1,311,203
Chemicals 0.3%
Celanese US Holdings LLC
6.33%, due 7/15/29 (f)	575,000	591,383
6.35%, due 11/15/28	581,000	596,966
6.55%, due 11/15/30 (f)	1,456,000	1,521,510
6.70%, due 11/15/33 (f)	1,419,000	1,491,156
		4,201,015
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	651,000	602,930
4.80%, due 4/1/26	629,000	621,018
		1,223,948
Computers 0.1%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,457,399
Leidos, Inc.
2.30%, due 2/15/31	250,000	205,979
5.75%, due 3/15/33 (f)	832,000	839,260
		2,502,638
Cosmetics & Personal Care 0.0% ‡
Haleon US Capital LLC
3.375%, due 3/24/27	753,000	718,536
Distribution & Wholesale 0.2%
LKQ Corp.
5.75%, due 6/15/28	1,278,000	1,290,039
6.25%, due 6/15/33	1,199,000	1,230,610
		2,520,649
Diversified Financial Services 1.0%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	610,000	594,347
Blue Owl Finance LLC
6.25%, due 4/18/34 (a)	2,502,000	2,508,605
Capital One Financial Corp. (g)
5.70%, due 2/1/30 (f)	329,000	330,565
6.312%, due 6/8/29	546,000	558,658
7.624%, due 10/30/31	1,333,000	1,467,461
	Principal Amount	Value

Diversified Financial Services (continued)
Discover Financial Services
7.964%, due 11/2/34 (g)	$ 1,865,000	$ 2,097,926
Intercontinental Exchange, Inc.
5.25%, due 6/15/31	1,631,000	1,640,206
Jane Street Group
7.125%, due 4/30/31 (a)	2,706,000	2,774,933
LPL Holdings, Inc.
6.00%, due 5/20/34	1,275,000	1,273,087
6.75%, due 11/17/28	1,921,000	2,017,314
Nasdaq, Inc.
5.55%, due 2/15/34	1,947,000	1,949,638
		17,212,740
Electric 0.8%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,325,000	1,320,119
Duke Energy Corp.
4.30%, due 3/15/28	920,000	892,543
5.45%, due 6/15/34	2,305,000	2,278,282
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	815,726
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,112,034
Georgia Power Co.
4.65%, due 5/16/28	681,000	670,480
4.95%, due 5/17/33	1,077,000	1,050,087
5.25%, due 3/15/34	910,000	907,128
National Grid plc
5.602%, due 6/12/28	480,000	484,674
5.809%, due 6/12/33	1,006,000	1,010,841
Southern Co. (The)
5.70%, due 3/15/34	973,000	989,237
Xcel Energy, Inc.
5.45%, due 8/15/33	2,316,000	2,275,307
		13,806,458
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	728,000	730,630
6.625%, due 3/15/32	922,000	931,705
		1,662,335
Electronics 0.2%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,232,414
4.90%, due 6/15/28	468,000	461,766
6.10%, due 3/15/33	1,656,000	1,714,801
		3,408,981
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Food 0.5%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)	$ 871,000	$ 875,130
JBS USA Holding LUX SARL
3.00%, due 5/15/32	795,000	654,463
3.625%, due 1/15/32	551,000	475,666
5.50%, due 1/15/30	1,130,000	1,112,779
Nestle Capital Corp. (a)
4.75%, due 3/12/31	1,940,000	1,915,481
4.875%, due 3/12/34	2,084,000	2,056,998
Pilgrim's Pride Corp.
6.25%, due 7/1/33	1,429,000	1,455,655
		8,546,172
Hand & Machine Tools 0.1%
Regal Rexnord Corp.
6.05%, due 4/15/28	1,026,000	1,038,326
Healthcare-Products 0.4%
Smith & Nephew plc
5.40%, due 3/20/34	1,901,000	1,871,571
Solventum Corp. (a)
5.45%, due 3/13/31	1,945,000	1,920,575
5.60%, due 3/23/34	2,564,000	2,518,296
6.00%, due 5/15/64	901,000	854,591
		7,165,033
Healthcare-Services 1.1%
Centene Corp.
2.45%, due 7/15/28 (f)	1,025,000	910,026
3.00%, due 10/15/30	1,079,000	922,619
4.25%, due 12/15/27	3,132,000	2,990,391
HCA, Inc.
3.625%, due 3/15/32	663,000	584,012
5.20%, due 6/1/28	346,000	344,630
5.375%, due 9/1/26	220,000	219,451
5.45%, due 4/1/31	654,000	653,530
5.50%, due 6/1/33	1,130,000	1,120,752
5.60%, due 4/1/34	1,048,000	1,041,681
5.625%, due 9/1/28	310,000	312,765
5.875%, due 2/15/26	286,000	286,380
5.875%, due 2/1/29 (f)	459,000	467,308
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	745,947
5.20%, due 6/15/29	939,000	934,953
5.45%, due 6/15/34	2,116,000	2,091,242
5.875%, due 6/15/54	1,740,000	1,712,056
	Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.
5.375%, due 4/15/31	$ 1,294,000	$ 1,287,130
5.75%, due 4/15/54	857,000	825,822
5.875%, due 3/1/33	334,000	339,758
5.95%, due 3/15/34	558,000	570,415
Universal Health Services, Inc.
2.65%, due 10/15/30	251,000	214,290
		18,575,158
Insurance 0.5%
Aon North America, Inc.
5.30%, due 3/1/31	1,411,000	1,406,899
5.45%, due 3/1/34	2,887,000	2,874,320
Arthur J. Gallagher & Co.
5.45%, due 7/15/34	1,244,000	1,233,818
6.50%, due 2/15/34	648,000	685,678
Athene Global Funding (a)
2.646%, due 10/4/31	1,063,000	873,501
2.717%, due 1/7/29	1,235,000	1,095,523
Brown & Brown, Inc.
4.95%, due 3/17/52	1,071,000	910,968
		9,080,707
Investment Companies 0.2%
Blackstone Private Credit Fund
7.30%, due 11/27/28 (a)	947,000	981,313
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	155,108
7.75%, due 9/16/27	973,000	999,761
7.95%, due 6/13/28	558,000	576,962
		2,713,144
Media 0.2%
Charter Communications Operating LLC
6.65%, due 2/1/34	2,993,000	3,023,355
Oil & Gas 0.4%
EQT Corp.
5.70%, due 4/1/28	459,000	463,468
Occidental Petroleum Corp.
6.125%, due 1/1/31	835,000	854,647
6.625%, due 9/1/30	467,000	489,753
8.875%, due 7/15/30	663,000	763,510
Sunoco LP (a)
7.00%, due 5/1/29	1,457,000	1,493,255
7.25%, due 5/1/32	819,000	847,140

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Viper Energy, Inc.
7.375%, due 11/1/31 (a)	$ 1,269,000	$ 1,314,288
		6,226,061
Packaging & Containers 0.1%
Berry Global, Inc.
5.80%, due 6/15/31 (a)	2,122,000	2,118,899
Pharmaceuticals 0.2%
AbbVie, Inc.
5.40%, due 3/15/54	556,000	549,783
Organon & Co. (a)
6.75%, due 5/15/34	1,066,000	1,064,524
7.875%, due 5/15/34	1,419,000	1,458,028
		3,072,335
Pipelines 0.4%
Cheniere Energy, Inc.
5.65%, due 4/15/34 (a)	1,344,000	1,345,062
Columbia Pipelines Operating Co. LLC (a)
5.927%, due 8/15/30	332,000	339,123
6.036%, due 11/15/33	799,000	816,512
6.497%, due 8/15/43	161,000	167,678
6.544%, due 11/15/53 (f)	833,000	877,723
DT Midstream, Inc. (a)
4.30%, due 4/15/32	185,000	167,243
4.375%, due 6/15/31	967,000	880,766
Energy Transfer LP
4.95%, due 6/15/28	116,000	114,468
5.55%, due 2/15/28 (f)	880,000	887,132
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	670,000	648,731
		6,244,438
Real Estate 0.2%
CBRE Services, Inc.
5.95%, due 8/15/34	3,197,000	3,236,501
CoStar Group, Inc.
2.80%, due 7/15/30 (a)	711,000	601,233
		3,837,734
Real Estate Investment Trusts 0.1%
GLP Capital LP
5.30%, due 1/15/29	86,000	84,734
5.375%, due 4/15/26	381,000	377,889
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, due 7/15/31	$ 1,283,000	$ 1,059,670
		1,522,293
Retail 0.1%
Home Depot, Inc. (The)
4.75%, due 6/25/29	569,000	565,687
4.85%, due 6/25/31	704,000	698,473
4.95%, due 6/25/34	564,000	558,121
5.30%, due 6/25/54	562,000	548,712
		2,370,993
Semiconductors 0.5%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	663,761
Foundry JV Holdco LLC (a)
5.875%, due 1/25/34	3,338,000	3,309,459
5.90%, due 1/25/30	515,000	522,358
6.15%, due 1/25/32	1,461,000	1,489,292
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	742,244
4.875%, due 6/22/28	883,000	870,078
5.75%, due 2/15/29	612,000	624,825
		8,222,017
Software 0.3%
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	390,860
5.461%, due 2/16/34	1,136,000	1,136,139
MSCI, Inc. (a)
3.625%, due 9/1/30 (f)	1,643,000	1,475,092
3.875%, due 2/15/31	1,122,000	1,010,573
4.00%, due 11/15/29	295,000	275,629
		4,288,293
Telecommunications 0.1%
AT&T, Inc.
3.65%, due 9/15/59	105,000	70,415
T-Mobile USA, Inc.
4.85%, due 1/15/29 (f)	934,000	922,400
5.15%, due 4/15/34	800,000	786,291
		1,779,106
Total Corporate Bonds (Cost $202,465,413)		199,746,812
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Foreign Government Bonds 0.1%
France 0.1%
Electricite de France SA (a)
5.70%, due 5/23/28	$ 557,000	$ 562,619
6.25%, due 5/23/33 (f)	873,000	903,093
		1,465,712
Total Foreign Government Bonds (Cost $1,432,308)		1,465,712
Loan Assignments 0.3%
Capital Equipment 0.1%
EMRLD Borrower LP
Term Loan B
7.728% (1 Month SOFR + 3.75%), due 6/18/31 (c)	1,943,710	1,943,710
Cargo Transport 0.1%
Genesse & Wyoming, Inc.
Initial Term Loan
7.335% (3 Month SOFR + 2.00%), due 4/10/31 (c)	2,447,907	2,444,871
Healthcare 0.1%
Medline Borrower LP
Term Loan
7.594%, due 10/23/28	1,522,000	1,522,000
Total Loan Assignments (Cost $5,911,555)		5,910,581
Mortgage-Backed Securities 5.9%
Agency (Collateralized Mortgage Obligations) 0.3%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	951,872	871,868
CIM Trust
Series 2021-NR4, Class A1
2.816%, due 10/25/61 (a)(e)	218,309	214,895
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2
4.65%, due 5/20/49 (a)	2,171,000	1,964,561
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	466,604	406,133
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	674,941	587,316
		4,044,773
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.8%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
6.509% (1 Month SOFR + 1.18%), due 9/15/34 (a)(c)	$ 699,152	$ 677,199
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR3, Class E
0.507%, due 1/27/50	589,014	467,109
Series 2024-FRR3, Class D
0.591%, due 1/27/50	411,536	335,455
Series 2024-FRR3, Class C
0.664%, due 1/27/50	542,991	456,492
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	316,828
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	809,381
BPR Trust (a)
Series 2023-BRK2, Class A
7.146%, due 10/5/38 (b)	1,329,000	1,378,159
Series 2022-OANA, Class A
7.227% (1 Month SOFR + 1.898%), due 4/15/37 (c)	1,218,000	1,218,000
BX Commercial Mortgage Trust (a)(c)
Series 2021-VINO, Class A
6.096% (1 Month SOFR + 0.767%), due 5/15/38	806,744	796,660
Series 2020-VKNG, Class A
6.373% (1 Month SOFR + 1.044%), due 10/15/37	179,493	178,483
Series 2021-VOLT, Class B
6.393% (1 Month SOFR + 1.064%), due 9/15/36	937,000	923,286
Series 2021-VOLT, Class D
7.093% (1 Month SOFR + 1.764%), due 9/15/36	984,000	968,985
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	252,622
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	501,046
Series 2022-FOX2, Class A2
6.078% (1 Month SOFR + 0.749%), due 4/15/39 (c)	972,120	953,290
Series 2021-LBA, Class AJV
6.243% (1 Month SOFR + 0.914%), due 2/15/36 (c)	1,118,000	1,103,676

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Trust (a) (continued)
Series 2021-LBA, Class AV
6.243% (1 Month SOFR + 0.914%), due 2/15/36 (c)	$ 887,288	$ 876,752
Series 2024-VLT4, Class A
6.811% (1 Month SOFR + 1.491%), due 7/15/29 (c)	1,621,595	1,619,560
Series 2019-MMP, Class C
6.823% (1 Month SOFR + 1.494%), due 8/15/36 (c)	292,536	283,570
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	367,970
CENT Trust
Series 2023-CITY, Class A
7.949% (1 Month SOFR + 2.62%), due 9/15/38 (a)(c)	1,337,000	1,343,685
Cold Storage Trust (a)(c)
Series 2020-ICE5, Class A
6.341% (1 Month SOFR + 1.014%), due 11/15/37	1,480,384	1,474,832
Series 2020-ICE5, Class B
6.741% (1 Month SOFR + 1.414%), due 11/15/37	657,621	655,161
Series 2020-ICE5, Class C
7.091% (1 Month SOFR + 1.764%), due 11/15/37	660,570	658,093
Commercial Mortgage Trust
Series 2024-WCL1, Class A
7.141% (1 Month SOFR + 1.841%), due 6/15/41 (a)(c)	1,646,171	1,642,752
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.476%, due 5/10/46 (a)(i)	445,544	437,261
DC Commercial Mortgage Trust
Series 2023-DC, Class A
6.314%, due 9/12/40 (a)	1,114,000	1,142,059
Extended Stay America Trust
Series 2021-ESH, Class A
6.523% (1 Month SOFR + 1.194%), due 7/15/38 (a)(c)	490,209	488,371
FREMF Mortgage Trust (a)
REMIC, Series 2017-K729, Class D
(zero coupon), due 11/25/49	690,821	660,600
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
FREMF Mortgage Trust (a) (continued)
REMIC, Series 2017-K729, Class X2A
0.10%, due 11/25/49 (j)	$ 5,174,216	$ 557
REMIC, Series 2017-K729, Class X2B
0.10%, due 11/25/49 (j)	1,738,317	709
GWT
Series 2024-WLF2, Class A
7.02% (1 Month SOFR + 1.691%), due 5/15/41 (a)(c)	1,936,000	1,934,790
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	266,453	262,713
Series 2015-HB10, Class A10
4.155%, due 8/5/34	521,485	487,521
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2020-ACE, Class A
3.287%, due 1/10/37	1,235,000	1,212,005
Series 2020-ACE, Class B
3.64%, due 1/10/37	840,000	818,833
LBA Trust
Series 2024-BOLT, Class A
6.92% (1 Month SOFR + 1.591%), due 6/15/26 (a)(c)	1,294,627	1,288,558
Life Mortgage Trust (a)(c)
Series 2021-BMR, Class A
6.143% (1 Month SOFR + 0.814%), due 3/15/38	2,072,101	2,034,588
Series 2021-BMR, Class C
6.543% (1 Month SOFR + 1.214%), due 3/15/38	908,264	884,450
Series 2022-BMR2, Class A1
6.624% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,209,073
Series 2022-BMR2, Class B
7.123% (1 Month SOFR + 1.794%), due 5/15/39	357,000	347,631
Med Trust (a)(c)
Series 2021-MDLN, Class A
6.393% (1 Month SOFR + 1.064%), due 11/15/38	289,610	288,977
Series 2021-MDLN, Class E
8.593% (1 Month SOFR + 3.264%), due 11/15/38	1,255,972	1,255,187
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
MHC Commercial Mortgage Trust (a)(c)
Series 2021-MHC, Class A
6.244% (1 Month SOFR + 0.915%), due 4/15/38	$ 1,394,837	$ 1,383,516
Series 2021-MHC, Class C
6.794% (1 Month SOFR + 1.465%), due 4/15/38	787,631	779,789
NCMF Trust
Series 2022-MFP, Class A
7.071% (1 Month SOFR + 1.742%), due 3/15/39 (a)(c)	639,000	635,458
NRTH Mortgage Trust
Series 2024-PARK, Class A
6.97% (1 Month SOFR + 1.641%), due 3/15/41 (a)(c)	2,293,000	2,287,268
OPEN Trust
Series 2023-AIR, Class C
10.565% (1 Month SOFR + 5.236%), due 10/15/28 (a)(c)	299,514	300,262
SMRT
Series 2022-MINI, Class A
6.329% (1 Month SOFR + 1.00%), due 1/15/39 (a)(c)	1,975,000	1,950,204
SREIT Trust
Series 2021-MFP, Class A
6.174% (1 Month SOFR + 0.845%), due 11/15/38 (a)(c)	130,133	128,914
Trust (The)
Series 2023-MIC, Class A
8.732%, due 12/5/38 (a)(i)	933,823	1,002,837
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.799%, due 12/10/33 (a)(i)	1,489,099	1,536,608
VASA Trust
Series 2021-VASA, Class A
6.343% (1 Month SOFR + 1.014%), due 7/15/39 (a)(c)	525,000	485,319
VMC Finance LLC
Series 2021-HT1, Class A
7.096% (1 Month SOFR + 1.764%), due 1/18/37 (a)(c)	358,098	354,720
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(i)	1,078,000	1,076,948
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
6.593% (1 Month SOFR + 1.264%), due 2/15/40 (a)(c)	$ 219,896	$ 218,249
		47,153,021
Whole Loan (Collateralized Mortgage Obligations) 2.8%
A&D Mortgage Trust
Series 2023-NQM2, Class A1
6.132%, due 5/25/68 (a)(e)	858,570	856,741
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (b)	144,740	134,315
Series 2019-5, Class A1
2.593%, due 10/25/49 (b)	56,214	54,385
Series 2019-6, Class A1
2.62%, due 11/25/59 (b)	140,712	136,312
Series 2024-3, Class A1
4.80%, due 11/26/68 (e)	283,491	275,652
Series 2024-5, Class A1
4.95%, due 7/25/68 (e)	1,664,618	1,620,647
AOMT
Series 2024-6, Class A1
4.65%, due 11/25/67 (a)(e)	1,806,000	1,740,099
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (b)	1,261,944	1,043,175
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (c)	827,500	764,785
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
6.535% (SOFR 30A + 1.20%), due 2/25/50 (a)(c)	832,720	814,407
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(b)	43,437	41,171
Connecticut Avenue Securities Trust (a)(c)
Series 2024-R01, Class 1M1
6.385% (SOFR 30A + 1.05%), due 1/25/44	642,884	643,380
Series 2024-R04, Class 1M1
6.435% (SOFR 30A + 1.10%), due 5/25/44	648,730	649,147
Series 2024-R03, Class 2M1
6.485% (SOFR 30A + 1.15%), due 3/25/44	419,274	420,039

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(c) (continued)
Series 2023-R08, Class 1M1
6.835% (SOFR 30A + 1.50%), due 10/25/43	$ 669,344	$ 673,564
Series 2021-R03, Class 1M2
6.985% (SOFR 30A + 1.65%), due 12/25/41	612,000	616,205
Series 2023-R06, Class 1M1
7.035% (SOFR 30A + 1.70%), due 7/25/43	707,102	713,611
Series 2022-R05, Class 2M1
7.235% (SOFR 30A + 1.90%), due 4/25/42	447,456	451,353
Series 2023-R07, Class 2M1
7.285% (SOFR 30A + 1.95%), due 9/25/43	329,293	331,752
Series 2022-R03, Class 1M1
7.435% (SOFR 30A + 2.10%), due 3/25/42	463,786	471,596
Series 2023-R04, Class 1M1
7.635% (SOFR 30A + 2.30%), due 5/25/43	795,370	817,284
Series 2022-R09, Class 2M1
7.835% (SOFR 30A + 2.50%), due 9/25/42	918,170	936,362
Series 2023-R03, Class 2M1
7.835% (SOFR 30A + 2.50%), due 4/25/43	606,598	620,720
Series 2022-R02, Class 2M2
8.335% (SOFR 30A + 3.00%), due 1/25/42	706,000	724,703
Series 2022-R05, Class 2M2
8.335% (SOFR 30A + 3.00%), due 4/25/42	521,000	539,415
CRSO Trust
Series 2023-BRND
7.121%, due 7/10/28	1,975,000	2,044,871
FHLMC STACR REMIC Trust (a)(c)
Series 2021-DNA7, Class M1
6.185% (SOFR 30A + 0.85%), due 11/25/41	434,027	433,960
Series 2021-HQA4, Class M1
6.285% (SOFR 30A + 0.95%), due 12/25/41	1,020,714	1,019,246
Series 2024-DNA2, Class M1
6.535% (SOFR 30A + 1.20%), due 5/25/44	920,436	921,882
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(c) (continued)
Series 2022-DNA2, Class M1A
6.635% (SOFR 30A + 1.30%), due 2/25/42	$ 176,969	$ 177,794
Series 2021-DNA6, Class M2
6.835% (SOFR 30A + 1.50%), due 10/25/41	316,549	318,122
Series 2023-HQA3, Class M1
7.185% (SOFR 30A + 1.85%), due 11/25/43	608,171	616,301
Series 2022-DNA3, Class M1A
7.335% (SOFR 30A + 2.00%), due 4/25/42	184,453	187,205
Series 2023-HQA2, Class M1A
7.335% (SOFR 30A + 2.00%), due 6/25/43	83,989	84,719
Series 2021-HQA3, Class M2
7.435% (SOFR 30A + 2.10%), due 9/25/41	337,312	340,227
Series 2022-HQA1, Class M1A
7.435% (SOFR 30A + 2.10%), due 3/25/42	1,073,031	1,083,284
Series 2023-DNA2, Class M1A
7.435% (SOFR 30A + 2.10%), due 4/25/43	345,637	353,705
Series 2022-HQA3, Class M1A
7.635% (SOFR 30A + 2.30%), due 8/25/42	306,114	313,722
Series 2021-HQA4, Class M2
7.685% (SOFR 30A + 2.35%), due 12/25/41	424,405	429,632
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(b)	698,999	577,821
FNMA
Series 2021-R02, Class 2M2
7.335% (SOFR 30A + 2.00%), due 11/25/41 (a)(c)	1,891,000	1,905,279
GCAT Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	2,235,078	1,855,988
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,340,186	1,330,711
Series 2024-INV1, Class 2A2
6.50%, due 1/25/54	1,533,472	1,543,656
Homeward Opportunities Fund Trust
Series 2024-RTL1, Class A1
7.12%, due 7/25/29 (a)	1,622,000	1,621,501
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1
5.941%, due 2/25/68 (a)(e)	$ 639,836	$ 634,404
LHOME Mortgage Trust (a)
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	540,835
Series 2024-RTL2, Class A1
7.128%, due 3/25/29 (e)	421,362	423,266
Mello Mortgage Capital Acceptance (a)
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (b)	758,250	626,801
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (e)	615,531	585,764
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (c)	609,577	564,508
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (c)	750,149	692,716
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(b)	111,789	107,559
OBX Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,672,486	1,382,546
Series 2022-INV1, Class A18
3.00%, due 12/25/51	709,362	579,259
Oceanview Mortgage Trust
Series 2022-1, Class A1
3.00%, due 12/25/51 (a)(b)	446,808	369,350
PRPM LLC (a)(e)
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	399,100	380,855
Series 2020-4, Class A1
5.61%, due 10/25/25	467,490	467,172
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (c)	536,762	494,773
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (b)	686,469	688,242
Series 2024-CES3, Class A1A
6.591%, due 5/25/44 (b)	948,959	957,747
Series 2023-CES2, Class A1A
6.808%, due 9/25/43 (b)	1,101,116	1,109,364
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2024-FIG5, Class A
6.255%, due 4/25/54	$ 739,389	$ 742,568
Series 2024-CES1, Class A1
6.306%, due 3/25/54	676,467	675,671
Series 2024-RTL6, Class A1
7.439%, due 7/25/30	1,352,000	1,351,976
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(b)	272,510	261,246
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (i)	153,205	129,015
Series 2020-2, Class A19
3.50%, due 3/25/50 (b)	54,833	47,271
UWM Mortgage Trust
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (a)(c)	725,766	672,070
		47,735,424
Total Mortgage-Backed Securities (Cost $100,445,708)		98,933,218
U.S. Government & Federal Agencies 13.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.3%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	89,664	83,323
FHLMC Gold Pools, Other
4.50%, due 5/1/44	276,038	265,746
4.50%, due 3/1/50	414,757	384,629
UMBS Pool, 15 Year
2.50%, due 12/1/33	623,516	582,556
2.50%, due 11/1/34	112,605	102,755
2.50%, due 11/1/34	172,113	156,891
2.50%, due 6/1/37	1,490,905	1,352,912
3.00%, due 5/1/31	505,618	481,298
3.00%, due 9/1/32	130,328	122,965
3.00%, due 10/1/32	44,583	42,059
3.00%, due 1/1/33	72,910	68,709
3.00%, due 10/1/34	78,651	73,229
3.00%, due 10/1/34	161,905	150,870
UMBS Pool, 30 Year
2.50%, due 8/1/50	59,472	49,868
2.50%, due 8/1/50	22,995	19,303
2.50%, due 9/1/50	108,041	90,694
2.50%, due 6/1/51	1,098,382	916,278

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
2.50%, due 8/1/51	$ 155,986	$ 128,709
2.50%, due 9/1/51	2,101,926	1,743,401
2.50%, due 10/1/51	2,576,054	2,129,496
2.50%, due 11/1/51	815,723	679,604
2.50%, due 1/1/52	142,132	118,775
2.50%, due 1/1/52	221,856	185,640
2.50%, due 2/1/52	341,909	284,281
2.50%, due 2/1/52	13,130	10,799
2.50%, due 3/1/52	53,479	44,465
2.50%, due 3/1/52	1,796,476	1,484,108
2.50%, due 5/1/52	685,840	560,436
2.50%, due 5/1/52	754,000	623,729
3.00%, due 8/1/49	45,084	38,426
3.00%, due 12/1/49	48,290	41,802
3.00%, due 12/1/49	100,717	86,977
3.00%, due 2/1/52	188,433	163,493
3.00%, due 2/1/52	126,648	110,020
3.00%, due 3/1/52	188,848	164,052
3.00%, due 6/1/52	72,537	63,014
3.50%, due 7/1/46	77,671	70,515
3.50%, due 12/1/47	614,812	556,485
3.50%, due 2/1/48	144,965	130,969
3.50%, due 3/1/50	2,977	2,667
3.50%, due 4/1/52	52,347	47,109
3.50%, due 4/1/52	57,202	51,478
3.50%, due 4/1/52	196,147	176,178
3.50%, due 4/1/52	195,100	175,237
3.50%, due 4/1/52	176,755	158,932
3.50%, due 6/1/52	378,848	341,236
4.00%, due 3/1/47	23,678	22,169
4.00%, due 3/1/48	98,628	93,210
4.00%, due 4/1/48	1,661	1,543
4.00%, due 4/1/48	151,174	142,576
4.00%, due 5/1/48	313,190	292,040
4.00%, due 11/1/48	28,775	26,738
4.00%, due 12/1/48	346,576	320,136
4.00%, due 7/1/49	258,508	239,542
4.00%, due 3/1/50	347,685	322,445
4.00%, due 10/1/50	71,561	66,132
4.00%, due 11/1/50	595,316	550,568
4.50%, due 3/1/48	100,624	95,975
4.50%, due 12/1/48	141,186	136,614
4.50%, due 6/1/49	24,653	23,703
4.50%, due 7/1/49	197,966	188,989
4.50%, due 7/1/49	31,428	29,983
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
4.50%, due 8/1/49	$ 176,012	$ 167,994
4.50%, due 1/1/50	34,102	32,513
4.50%, due 1/1/50	122,053	116,575
4.50%, due 9/1/50	1,003,572	958,055
4.50%, due 10/1/50	533,093	507,278
4.50%, due 3/1/52	17,546	16,568
5.00%, due 9/1/48	8,242	8,130
5.00%, due 8/1/52	805,722	789,918
5.00%, due 10/1/52	22,093	21,447
5.00%, due 10/1/52	716,789	696,586
5.00%, due 1/1/53	35,626	34,546
5.00%, due 1/1/53	41,012	39,834
5.00%, due 3/1/53	150,318	145,763
5.00%, due 3/1/53	144,575	140,195
5.00%, due 4/1/53	180,205	175,123
5.00%, due 5/1/53	368,900	358,013
5.00%, due 5/1/53	204,076	198,054
5.00%, due 5/1/53	40,172	38,986
5.00%, due 6/1/53	58,353	56,631
5.00%, due 6/1/53	53,346	51,569
5.00%, due 6/1/53	142,086	137,421
5.00%, due 6/1/53	112,333	108,593
5.00%, due 6/1/53	140,979	136,284
5.00%, due 7/1/53	260,455	256,438
5.00%, due 7/1/53	198,223	195,234
5.00%, due 8/1/53	3,160,277	3,112,618
5.00%, due 9/1/53	57,865	56,651
5.50%, due 9/1/52	443,761	447,117
5.50%, due 10/1/52	25,616	25,477
5.50%, due 5/1/53	345,877	347,579
5.50%, due 5/1/53	31,654	31,511
5.50%, due 6/1/53	72,599	72,239
5.50%, due 6/1/53	111,909	110,600
5.50%, due 6/1/53	86,736	85,673
5.50%, due 6/1/53	135,670	134,181
5.50%, due 6/1/53	107,426	106,170
5.50%, due 7/1/53	265,832	262,675
5.50%, due 7/1/53	394,921	392,964
5.50%, due 7/1/53	254,081	252,822
5.50%, due 9/1/53	404,311	406,656
5.50%, due 4/1/54	273,407	274,752
6.00%, due 4/1/40	286,485	294,832
6.00%, due 9/1/53	3,147,019	3,194,767
6.00%, due 9/1/53	2,460,941	2,522,846
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
6.00%, due 10/1/53	$ 1,750,529	$ 1,760,550
6.50%, due 11/1/53	1,094,131	1,128,619
		38,277,528
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.8%
FNMA, Other
2.50%, due 3/1/62	3,715,444	2,919,228
3.00%, due 2/1/43	11,833	10,487
3.00%, due 5/1/43	62,655	55,526
3.00%, due 2/1/57	732,188	618,274
3.00%, due 6/1/57	11,430	9,654
3.50%, due 8/1/56	889,185	780,540
4.50%, due 6/1/45	101,452	97,670
4.50%, due 7/1/50	874,336	810,470
5.00%, due 7/1/44	168,797	166,496
UMBS, 15 Year
2.50%, due 11/1/34	160,604	146,395
2.50%, due 12/1/36	1,315,069	1,194,342
3.00%, due 10/1/34	64,838	60,330
3.00%, due 11/1/34	16,250	15,142
3.00%, due 12/1/34	15,400	14,339
UMBS, 30 Year
2.00%, due 7/1/51	201,405	158,245
2.50%, due 8/1/50	116,438	97,308
2.50%, due 8/1/50	3,609,050	3,012,211
2.50%, due 1/1/52	731,015	608,243
2.50%, due 2/1/52	3,561,532	2,961,239
2.50%, due 2/1/52	3,349,123	2,771,121
2.50%, due 2/1/52	1,820,893	1,501,384
2.50%, due 3/1/52	550,281	458,956
2.50%, due 3/1/52	1,483,027	1,233,309
2.50%, due 3/1/52	42,167	35,247
2.50%, due 3/1/52	110,126	91,564
2.50%, due 3/1/52	103,218	85,857
2.50%, due 3/1/52	1,451,365	1,206,844
2.50%, due 3/1/52	127,937	106,373
2.50%, due 3/1/52	1,400,081	1,157,223
2.50%, due 5/1/52	3,650,068	3,026,977
3.00%, due 1/1/43	39,938	35,222
3.00%, due 3/1/47	377,212	329,719
3.00%, due 8/1/49	146,397	124,809
3.00%, due 9/1/49	685,981	592,245
3.00%, due 9/1/49	33,012	29,018
3.00%, due 7/1/50	1,114,933	960,845
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
3.00%, due 9/1/50	$ 130,267	$ 112,061
3.00%, due 3/1/52	688,466	594,124
3.00%, due 4/1/52	588,619	511,331
3.00%, due 4/1/52	501,425	435,056
3.00%, due 4/1/52	1,247,283	1,076,293
3.00%, due 6/1/52	765,306	653,241
3.00%, due 7/1/52	855,630	733,384
3.50%, due 8/1/47	61,732	56,341
3.50%, due 12/1/47	18,376	16,771
3.50%, due 12/1/47	29,848	27,171
3.50%, due 1/1/48	162,631	147,488
3.50%, due 3/1/48	29,633	27,008
3.50%, due 1/1/52	167,815	151,376
3.50%, due 2/1/52	439,970	396,639
3.50%, due 3/1/52	2,662,779	2,391,706
3.50%, due 3/1/52	299,275	269,564
3.50%, due 4/1/52	91,833	82,824
3.50%, due 4/1/52	268,279	241,432
3.50%, due 4/1/52	499,942	449,044
3.50%, due 4/1/52	84,824	76,085
3.50%, due 4/1/52	159,024	142,833
3.50%, due 4/1/52	375,370	336,936
3.50%, due 5/1/52	270,248	242,735
3.50%, due 6/1/52	1,621,171	1,456,127
3.50%, due 6/1/52	918,315	826,420
3.50%, due 7/1/52	235,158	211,218
3.50%, due 7/1/52	81,981	74,036
3.50%, due 8/1/52	160,055	143,761
4.00%, due 5/1/45	39,532	36,787
4.00%, due 1/1/48	366,053	345,946
4.00%, due 1/1/48	645,574	608,856
4.00%, due 3/1/48	108,719	102,747
4.00%, due 11/1/48	318,885	294,619
4.00%, due 12/1/48	49,672	46,138
4.00%, due 2/1/49	93,836	86,681
4.00%, due 3/1/49	155,558	144,321
4.00%, due 6/1/49	41,305	38,262
4.00%, due 6/1/49	160,453	148,632
4.00%, due 9/1/49	192,308	178,200
4.00%, due 3/1/50	535,786	495,786
4.00%, due 4/1/50	136,791	126,512
4.00%, due 8/1/50	112,517	104,124
4.00%, due 9/1/50	1,122,495	1,032,092
4.00%, due 1/1/51	1,116,110	1,034,003
4.00%, due 3/1/51	3,434,134	3,183,988
4.00%, due 3/1/51	26,785	24,898

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
4.00%, due 3/1/51	$ 53,236	$ 49,182
4.00%, due 10/1/51	385,880	357,447
4.00%, due 10/1/51	4,191,334	3,877,517
4.00%, due 5/1/52	551,458	512,422
4.50%, due 11/1/42	47,783	46,416
4.50%, due 10/1/44	146,886	142,247
4.50%, due 3/1/45	228,344	220,940
4.50%, due 3/1/48	109,313	104,828
4.50%, due 8/1/48	60,790	58,000
4.50%, due 6/1/49	19,140	18,268
4.50%, due 8/1/49	29,743	28,381
4.50%, due 1/1/50	39,485	37,598
4.50%, due 10/1/50	656,078	626,206
4.50%, due 12/1/50	910,767	867,499
4.50%, due 4/1/52	20,894	19,718
4.50%, due 4/1/52	40,875	38,580
4.50%, due 4/1/52	71,301	67,330
4.50%, due 4/1/52	84,245	79,970
4.50%, due 4/1/52	32,445	30,638
4.50%, due 4/1/52	37,128	35,060
4.50%, due 5/1/52	113,154	106,852
4.50%, due 7/1/52	444,885	420,056
4.50%, due 7/1/53	434,263	416,810
4.50%, due 8/1/53	352,530	338,037
5.00%, due 5/1/48	89,775	88,477
5.00%, due 10/1/52	160,251	155,734
5.00%, due 10/1/52	364,252	353,990
5.00%, due 1/1/53	219,454	213,271
5.00%, due 1/1/53	71,241	69,123
5.00%, due 2/1/53	86,413	83,976
5.00%, due 3/1/53	51,932	50,360
5.00%, due 4/1/53	100,693	97,642
5.00%, due 5/1/53	51,295	49,742
5.00%, due 6/1/53	72,985	70,833
5.00%, due 6/1/53	62,368	60,478
5.00%, due 6/1/53	194,085	191,158
5.00%, due 7/1/53	671,597	661,469
5.00%, due 7/1/53	163,930	161,458
5.00%, due 8/1/53	62,867	61,051
5.00%, due 8/1/53	927,292	912,518
5.00%, due 9/1/53	216,905	213,412
5.00%, due 12/1/53	87,697	86,255
5.50%, due 3/1/53	15,967	15,873
5.50%, due 4/1/53	7,647	7,599
5.50%, due 5/1/53	7,353	7,319
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.50%, due 5/1/53	$ 14,127	$ 14,044
5.50%, due 6/1/53	30,597	30,445
5.50%, due 6/1/53	1,933,074	1,924,332
5.50%, due 7/1/53	87,816	87,381
5.50%, due 7/1/53	52,850	52,589
5.50%, due 9/1/53	3,269,243	3,253,045
5.50%, due 11/1/53	568,293	571,088
5.50%, due 3/1/54	1,022,936	1,027,065
6.00%, due 2/1/37	17,870	18,390
6.00%, due 1/1/54	1,454,783	1,499,511
6.00%, due 3/1/54	1,209,131	1,241,833
UMBS, Single Family, 30 Year TBA (k)
3.00%, due 7/25/54	660,326	561,638
4.00%, due 7/25/54	812,000	742,948
4.50%, due 7/25/54	864,000	814,489
5.00%, due 7/25/54	2,724,000	2,632,491
5.50%, due 7/25/54	2,763,000	2,724,901
6.00%, due 7/25/54	4,336,845	4,348,873
		81,055,252
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.5%
GNMA I, 30 Year
4.00%, due 1/15/45	338,586	320,450
4.50%, due 8/15/46	382,636	370,040
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	257,861	240,583
4.00%, due 8/15/47	32,441	30,436
4.00%, due 11/15/47	20,236	19,061
4.00%, due 12/15/47	63,130	58,863
GNMA II, 30 Year
2.50%, due 1/20/52	2,949,270	2,444,113
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,380,859	2,004,675
2.50%, due 7/15/54 TBA (k)	4,400,314	3,698,498
3.00%, due 11/20/46	1,885,788	1,666,011
3.00%, due 4/20/51	1,824,886	1,594,213
3.00%, due 7/20/51	1,230,205	1,073,752
3.00%, due 8/20/51	2,808,240	2,450,513
3.50%, due 5/20/49	2,504,837	2,273,882
4.00%, due 8/20/47	13,533	12,552
4.00%, due 8/20/47	44,415	41,170
4.00%, due 8/20/47	13,142	12,189
4.00%, due 6/20/48	168,140	157,240
4.00%, due 7/15/54 TBA (k)	3,120,650	2,883,554
4.50%, due 2/20/48	34,697	33,483
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA II, Single Family, 30 Year (continued)
4.50%, due 5/20/48	$ 29,329	$ 27,940
4.50%, due 5/20/48	76,428	72,845
4.50%, due 7/15/54 TBA (k)	1,844,638	1,753,549
5.00%, due 8/20/48	194,554	191,965
5.00%, due 7/15/54 TBA (k)	1,144,836	1,114,677
		24,546,254
United States Treasury Bonds 3.2%
U.S. Treasury Bonds
4.25%, due 2/15/54	17,847,900	16,994,547
4.625%, due 5/15/44	36,537,000	36,468,493
		53,463,040
United States Treasury Notes 1.8%
U.S. Treasury Notes
4.375%, due 5/15/34	15,110,600	15,115,322
4.50%, due 5/31/29	14,636,400	14,735,882
4.625%, due 5/31/31	1,132,000	1,150,395
		31,001,599
Total U.S. Government & Federal Agencies (Cost $233,103,188)		228,343,673
Total Long-Term Bonds (Cost $606,631,731)		597,444,690

	Shares

Common Stocks 63.0%
Aerospace & Defense 0.5%
General Dynamics Corp.	28,567	8,288,429
General Electric Co.	6,332	1,006,598
		9,295,027
Banks 1.4%
JPMorgan Chase & Co.	113,147	22,885,112
Beverages 1.0%
Constellation Brands, Inc., Class A	31,871	8,199,771
Monster Beverage Corp. (l)	175,339	8,758,183
		16,957,954
Biotechnology 1.9%
AbbVie, Inc.	70,697	12,125,950
Amgen, Inc.	32,600	10,185,870
	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (l)	19,203	$ 9,000,830
		31,312,650
Broadline Retail 2.5%
Amazon.com, Inc. (l)	217,251	41,983,756
Building Products 0.6%
Trane Technologies plc	29,454	9,688,304
Capital Markets 2.0%
Charles Schwab Corp. (The)	98,018	7,222,946
CME Group, Inc.	47,776	9,392,762
Moody's Corp.	7,524	3,167,077
Morgan Stanley	147,762	14,360,989
		34,143,774
Chemicals 0.5%
Corteva, Inc.	143,575	7,744,436
Communications Equipment 0.3%
Motorola Solutions, Inc.	12,105	4,673,135
Consumer Finance 1.5%
American Express Co.	106,572	24,676,747
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	17,359	14,754,976
Sysco Corp.	123,161	8,792,464
		23,547,440
Energy Equipment & Services 0.4%
Schlumberger NV	131,481	6,203,274
Entertainment 0.7%
Netflix, Inc. (l)	12,275	8,284,152
Walt Disney Co. (The)	42,534	4,223,201
		12,507,353
Financial Services 2.1%
Mastercard, Inc., Class A	80,413	35,474,999
Food Products 0.3%
Hershey Co. (The)	32,817	6,032,749
Ground Transportation 0.3%
Uber Technologies, Inc. (l)	72,051	5,236,667

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Janus Henderson Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	116,106	$ 12,064,575
Edwards Lifesciences Corp. (l)	80,725	7,456,568
Stryker Corp.	28,391	9,660,038
		29,181,181
Health Care Providers & Services 2.0%
HCA Healthcare, Inc.	18,090	5,811,955
UnitedHealth Group, Inc.	56,302	28,672,357
		34,484,312
Hotels, Restaurants & Leisure 3.6%
Booking Holdings, Inc.	4,133	16,372,880
Chipotle Mexican Grill, Inc. (l)	131,200	8,219,680
Hilton Worldwide Holdings, Inc.	88,522	19,315,500
McDonald's Corp.	63,447	16,168,833
		60,076,893
Household Products 0.7%
Procter & Gamble Co. (The)	76,436	12,605,825
Industrial Conglomerates 0.9%
Honeywell International, Inc.	67,823	14,482,923
Insurance 2.0%
Marsh & McLennan Cos., Inc.	39,403	8,303,000
Progressive Corp. (The)	118,929	24,702,743
		33,005,743
Interactive Media & Services 5.3%
Alphabet, Inc., Class C	287,574	52,746,823
Meta Platforms, Inc., Class A	72,515	36,563,513
		89,310,336
IT Services 0.8%
Accenture plc, Class A	42,702	12,956,214
Life Sciences Tools & Services 0.9%
Danaher Corp.	19,063	4,762,891
Thermo Fisher Scientific, Inc.	17,793	9,839,529
		14,602,420
Machinery 0.9%
Deere & Co.	39,183	14,639,944
Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	67,515	10,560,696
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	109,617	$ 12,537,993
		23,098,689
Pharmaceuticals 2.4%
Eli Lilly & Co.	24,643	22,311,279
Merck & Co., Inc.	98,105	12,145,399
Zoetis, Inc.	32,836	5,692,449
		40,149,127
Professional Services 0.6%
Automatic Data Processing, Inc.	46,294	11,049,915
Semiconductors & Semiconductor Equipment 9.1%
Broadcom, Inc.	4,252	6,826,713
KLA Corp.	17,859	14,724,924
Lam Research Corp.	26,795	28,532,656
NVIDIA Corp.	729,900	90,171,846
Texas Instruments, Inc.	65,977	12,834,506
		153,090,645
Software 8.0%
Adobe, Inc. (l)	11,771	6,539,261
Cadence Design Systems, Inc. (l)	15,069	4,637,485
Intuit, Inc.	14,546	9,559,777
Microsoft Corp.	221,939	99,195,636
Oracle Corp.	77,343	10,920,831
ServiceNow, Inc. (l)	5,676	4,465,139
		135,318,129
Specialty Retail 1.5%
Home Depot, Inc. (The)	35,704	12,290,745
TJX Cos., Inc. (The)	117,633	12,951,393
		25,242,138
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	256,844	54,096,483
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	135,722	10,229,367
Total Common Stocks (Cost $584,473,643)		1,059,983,661
Short-Term Investments 3.5%
Affiliated Investment Company 3.3%
NYLI U.S. Government Liquidity Fund, 5.187% (m)(n)	55,366,344	55,366,344
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.2%
Invesco Government & Agency Portfolio, 5.316% (n)(o)	2,618,515	$ 2,618,515
Total Short-Term Investments (Cost $57,984,859)		57,984,859
Total Investments (Cost $1,249,090,233)	102.0%	1,715,413,210
Other Assets, Less Liabilities	(2.0)	(33,491,201)
Net Assets	100.0%	$ 1,681,922,009

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2024.
(c)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(d)	Delayed delivery security.
(e)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
(f)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $2,518,496. The Portfolio received cash collateral with a value of $2,618,515. (See Note 2(I))
(g)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2024.
(j)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2024, the total net market value was $21,275,618, which represented 1.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	As of June 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(n)	Current yield as of June 30, 2024.
(o)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 42,340	$ 144,537	$ (131,511)	$ —	$ —	$ 55,366	$ 1,346	$ —	55,366
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	432	September 2024	$ 87,915,913	$ 88,222,500	$ 306,587
U.S. Treasury 5 Year Notes	1,220	September 2024	128,879,051	130,025,312	1,146,261
U.S. Treasury Long Bonds	76	September 2024	8,871,303	8,991,750	120,447
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Janus Henderson Balanced Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	42	September 2024	$ 5,150,684	$ 5,264,438	$ 113,754
Total Long Contracts					1,687,049
Short Contracts
U.S. Treasury 10 Year Notes	(25)	September 2024	(2,716,154)	(2,749,609)	(33,455)
U.S. Treasury 10 Year Ultra Bonds	(72)	September 2024	(8,111,302)	(8,174,250)	(62,948)
Total Short Contracts					(96,403)
Net Unrealized Appreciation					$ 1,590,646

1.	As of June 30, 2024, cash in the amount of $2,370,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 63,044,694	$ —	$ 63,044,694
Corporate Bonds	—	199,746,812	—	199,746,812
Foreign Government Bonds	—	1,465,712	—	1,465,712
Loan Assignments	—	5,910,581	—	5,910,581
Mortgage-Backed Securities	—	98,933,218	—	98,933,218
U.S. Government & Federal Agencies	—	228,343,673	—	228,343,673
Total Long-Term Bonds	—	597,444,690	—	597,444,690
Common Stocks	1,059,983,661	—	—	1,059,983,661
Short-Term Investments
Affiliated Investment Company	55,366,344	—	—	55,366,344
Unaffiliated Investment Company	2,618,515	—	—	2,618,515
Total Short-Term Investments	57,984,859	—	—	57,984,859
Total Investments in Securities	1,117,968,520	597,444,690	—	1,715,413,210
Other Financial Instruments
Futures Contracts (b)	1,687,049	—	—	1,687,049
Total Investments in Securities and Other Financial Instruments	$ 1,119,655,569	$ 597,444,690	$ —	$ 1,717,100,259
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (96,403)	$ —	$ —	$ (96,403)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Janus Henderson Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,193,723,889) including securities on loan of $2,518,496	$1,660,046,866
Investment in affiliated investment companies, at value (identified cost $55,366,344)	55,366,344
Cash	5,802
Cash collateral on deposit at broker for futures contracts	2,370,000
Receivables:
Dividends and interest	5,096,937
Investment securities sold	3,144,088
Portfolio shares sold	645,006
Securities lending	20,812
Other assets	13,207
Total assets	1,726,709,062
Liabilities
Cash collateral received for securities on loan	2,618,515
Payables:
Investment securities purchased	40,305,380
Manager (See Note 3)	739,954
Portfolio shares redeemed	620,113
NYLIFE Distributors (See Note 3)	265,228
Variation margin on futures contracts	158,966
Professional fees	39,519
Custodian	26,138
Shareholder communication	9,438
Trustees	33
Accrued expenses	3,769
Total liabilities	44,787,053
Net assets	$1,681,922,009
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$108,197
Additional paid-in-capital	1,152,904,220
1,153,012,417
Total distributable earnings (loss)	528,909,592
Net assets	$1,681,922,009
Initial Class
Net assets applicable to outstanding shares	$377,703,771
Shares of beneficial interest outstanding	24,106,573
Net asset value per share outstanding	$15.67
Service Class
Net assets applicable to outstanding shares	$1,304,218,238
Shares of beneficial interest outstanding	84,089,969
Net asset value per share outstanding	$15.51

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$14,127,969
Dividends-unaffiliated	5,825,951
Dividends-affiliated	1,345,756
Securities lending, net	77,738
Total income	21,377,414
Expenses
Manager (See Note 3)	4,317,333
Distribution/Service—Service Class (See Note 3)	1,535,846
Professional fees	87,021
Custodian	66,938
Shareholder communication	46,177
Trustees	18,969
Miscellaneous	30,005
Total expenses	6,102,289
Net investment income (loss)	15,275,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	20,614,226
Futures transactions	(951,579)
Net realized gain (loss)	19,662,647
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	123,849,402
Futures contracts	1,590,646
Net change in unrealized appreciation (depreciation)	125,440,048
Net realized and unrealized gain (loss)	145,102,695
Net increase (decrease) in net assets resulting from operations	$160,377,820
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Janus Henderson Balanced Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,275,125	$28,915,471
Net realized gain (loss)	19,662,647	(888,360)
Net change in unrealized appreciation (depreciation)	125,440,048	178,155,089
Net increase (decrease) in net assets resulting from operations	160,377,820	206,182,200
Distributions to shareholders:
Initial Class	—	(18,261,202)
Service Class	—	(56,801,991)
Total distributions to shareholders	—	(75,063,193)
Capital share transactions:
Net proceeds from sales of shares	111,448,607	166,034,427
Net asset value of shares issued to shareholders in reinvestment of distributions	—	75,063,193
Cost of shares redeemed	(122,734,347)	(209,187,488)
Increase (decrease) in net assets derived from capital share transactions	(11,285,740)	31,910,132
Net increase (decrease) in net assets	149,092,080	163,029,139
Net Assets
Beginning of period	1,532,829,929	1,369,800,790
End of period	$1,681,922,009	$1,532,829,929
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.16	$12.95	$17.04	$15.21	$14.04	$12.31
Net investment income (loss) (a)	0.16	0.30	0.21	0.17	0.22	0.27
Net realized and unrealized gain (loss)	1.35	1.65	(3.06)	2.42	1.74	2.48
Total from investment operations	1.51	1.95	(2.85)	2.59	1.96	2.75
Less distributions:
From net investment income	—	(0.20)	(0.17)	(0.22)	(0.27)	(0.25)
From net realized gain on investments	—	(0.54)	(1.07)	(0.54)	(0.52)	(0.77)
Total distributions	—	(0.74)	(1.24)	(0.76)	(0.79)	(1.02)
Net asset value at end of period	$15.67	$14.16	$12.95	$17.04	$15.21	$14.04
Total investment return (b)	10.66%(c)	15.52%	(16.39)%	17.35%	14.32%	22.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.11%††	2.18%	1.43%	1.03%	1.57%	2.01%
Net expenses (d)	0.57%††	0.57%	0.57%	0.57%	0.58%	0.58%
Portfolio turnover rate	58%	143%	197%	103%(e)	106%(e)	98%(e)
Net assets at end of period (in 000's)	$377,704	$362,920	$348,495	$453,022	$416,712	$404,231

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate not including mortgage dollar rolls were 60%, 95% and 93% for the years ended December 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Janus Henderson Balanced Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.04	$12.84	$16.90	$15.10	$13.94	$12.24
Net investment income (loss) (a)	0.14	0.26	0.17	0.12	0.18	0.24
Net realized and unrealized gain (loss)	1.33	1.65	(3.03)	2.41	1.74	2.45
Total from investment operations	1.47	1.91	(2.86)	2.53	1.92	2.69
Less distributions:
From net investment income	—	(0.17)	(0.13)	(0.19)	(0.24)	(0.22)
From net realized gain on investments	—	(0.54)	(1.07)	(0.54)	(0.52)	(0.77)
Total distributions	—	(0.71)	(1.20)	(0.73)	(0.76)	(0.99)
Net asset value at end of period	$15.51	$14.04	$12.84	$16.90	$15.10	$13.94
Total investment return (b)	10.47%(c)	15.23%	(16.60)%	17.06%	14.03%	22.62%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.85%††	1.93%	1.18%	0.77%	1.31%	1.76%
Net expenses (d)	0.82%††	0.82%	0.82%	0.82%	0.83%	0.83%
Portfolio turnover rate	58%	143%	197%	103%(e)	106%(e)	98%(e)
Net assets at end of period (in 000's)	$1,304,218	$1,169,910	$1,021,306	$1,253,044	$1,042,214	$919,661

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate not including mortgage dollar rolls were 60%, 95% and 93% for the years ended December 31, 2021, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Janus Henderson Balanced Portfolio (formerly known as MainStay VP Janus Henderson Balanced Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

28	NYLI VP Janus Henderson Balanced Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The
29

Notes to Financial Statements (Unaudited) (continued)
evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged

30	NYLI VP Janus Henderson Balanced Portfolio

directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of
31

Notes to Financial Statements (Unaudited) (continued)
the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
(L) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio’s investments may include loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

32	NYLI VP Janus Henderson Balanced Portfolio

In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, both debt and equity securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$1,687,049	$1,687,049
Total Fair Value	$1,687,049	$1,687,049

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(96,403)	$(96,403)
Total Fair Value	$(96,403)	$(96,403)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(951,579)	$(951,579)
Total Net Realized Gain (Loss)	$(951,579)	$(951,579)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$1,590,646	$1,590,646
Total Net Change in Unrealized Appreciation (Depreciation)	$1,590,646	$1,590,646

Average Notional Amount	Total
Futures Contracts Long (a)	$250,983,852
Futures Contracts Short (a)	$(11,536,906)

(a)	Positions were open two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion
33

Notes to Financial Statements (Unaudited) (continued)
of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Janus Henderson Investors US LLC (“Janus” or the “Subadvisor”), a registered investment adviser and wholly-owned subsidiary of Janus Henderson Group plc, doing business as Janus Henderson Investors, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Janus, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $1 billion; 0.525% from $1 billion to $2 billion; and 0.515% in excess of $2 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $4,317,333 and paid the Subadvisor fees in the amount of $2,021,537.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,250,456,747	$485,694,007	$(20,737,544)	$464,956,463
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $1,745,178, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,745	$—
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$18,438,876
Long-Term Capital Gains	56,624,317
Total	$75,063,193
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments

34	NYLI VP Janus Henderson Balanced Portfolio

based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $236,527 and $278,071, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $677,994 and $640,289, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	143,459	$2,135,141
Shares redeemed	(1,659,732)	(24,793,415)
Net increase (decrease)	(1,516,273)	$(22,658,274)
Year ended December 31, 2023:
Shares sold	418,650	$5,760,821
Shares issued to shareholders in reinvestment of distributions	1,399,369	18,261,202
Shares redeemed	(3,101,877)	(42,452,530)
Net increase (decrease)	(1,283,858)	$(18,430,507)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	7,359,780	$109,313,466
Shares redeemed	(6,607,062)	(97,940,932)
Net increase (decrease)	752,718	$11,372,534
Year ended December 31, 2023:
Shares sold	11,739,443	$160,273,606
Shares issued to shareholders in reinvestment of distributions	4,389,338	56,801,991
Shares redeemed	(12,311,786)	(166,734,958)
Net increase (decrease)	3,816,995	$50,340,639
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
36

NYLI VP MacKay Convertible Portfolio
(formerly known as MainStay VP MacKay Convertible Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.0% ‡
Corporate Bond 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 4,000	$ 4,858
Total Long-Term Bonds (Cost $4,606)		4,858

Convertible Securities 92.2%
Convertible Bonds 87.5%
Automobile Components 1.3%
Patrick Industries, Inc.
1.75%, due 12/1/28	17,313,000	21,024,474
Automobiles 2.5%
Ford Motor Co.
(zero coupon), due 3/15/26	32,843,000	33,286,380
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	7,921,370
		41,207,750
Beverages 1.3%
MGP Ingredients, Inc.
1.875%, due 11/15/41	20,955,000	21,347,906
Biotechnology 7.9%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	6,203,520
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	33,633,000	32,236,153
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	10,618,063
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	33,449,000	26,905,539
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	20,946,007
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	13,035,000	13,473,361
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	15,959,000	21,454,881
		131,837,524
Broadline Retail 1.2%
Etsy, Inc.
0.25%, due 6/15/28	26,578,000	20,968,542
	Principal Amount	Value

Commercial Services & Supplies 2.1%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	$ 30,569,000	$ 35,971,292
Communications Equipment 1.4%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	26,640,000	24,125,057
Consumer Staples Distribution & Retail 1.2%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	17,361,000	19,346,417
Electric Utilities 3.4%
NRG Energy, Inc.
2.75%, due 6/1/48	14,817,000	28,448,640
PG&E Corp.
4.25%, due 12/1/27 (b)	28,204,000	28,478,989
		56,927,629
Electrical Equipment 0.4%
Array Technologies, Inc.
1.00%, due 12/1/28	8,045,000	6,520,149
Electronic Equipment, Instruments & Components 1.2%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28 (b)	19,979,000	20,930,830
Energy Equipment & Services 1.0%
Oil States International, Inc.
4.75%, due 4/1/26	16,862,000	16,366,543
Entertainment 2.9%
Liberty Media Corp.
2.25%, due 8/15/27	14,461,000	15,410,540
3.75%, due 3/15/28	14,595,000	15,251,775
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,943,000	18,771,517
		49,433,832
Financial Services 2.5%
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,685,000	11,381,190
Global Payments, Inc.
1.50%, due 3/1/31 (b)	13,765,000	12,670,682
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	15,202,000	17,554,947
		41,606,819

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Food Products 1.8%
Post Holdings, Inc.
2.50%, due 8/15/27	$ 27,478,000	$ 30,267,017
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (b)	18,821,000	22,425,222
Health Care Equipment & Supplies 11.6%
CONMED Corp.
2.25%, due 6/15/27	24,108,000	21,589,035
Dexcom, Inc.
0.25%, due 11/15/25	16,942,000	17,005,532
Envista Holdings Corp.
1.75%, due 8/15/28 (b)	14,683,000	12,542,966
Haemonetics Corp.
(zero coupon), due 3/1/26	9,354,000	8,432,631
Integer Holdings Corp.
2.125%, due 2/15/28	18,837,000	26,984,002
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	4,061,000	4,083,336
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	31,450,211
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	25,905,000	30,373,612
TransMedics Group, Inc.
1.50%, due 6/1/28	24,386,000	42,855,762
		195,317,087
Health Care Technology 0.6%
Teladoc Health, Inc.
1.25%, due 6/1/27	12,551,000	10,432,354
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	5,203,413
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	13,238,000	11,980,390
		17,183,803
Hotels, Restaurants & Leisure 6.1%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	23,175,481
Carnival Corp.
5.75%, due 12/1/27	18,634,000	30,473,578
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	$ 9,488,000	$ 8,608,151
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,545,634
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,060,000	2,833,302
NCL Corp. Ltd.
1.125%, due 2/15/27	23,229,000	21,685,712
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,850,000	12,435,019
		101,756,877
Household Durables 0.9%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	15,293,000	15,262,414
Household Products 0.2%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (b)	3,699,000	3,580,632
Interactive Media & Services 1.2%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	11,967,062
Snap, Inc.
0.50%, due 5/1/30 (b)	5,295,000	5,480,325
Ziff Davis, Inc.
1.75%, due 11/1/26	3,285,000	3,067,314
		20,514,701
IT Services 2.1%
Akamai Technologies, Inc.
0.375%, due 9/1/27	19,295,000	18,739,486
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	9,955,533
Okta, Inc.
0.125%, due 9/1/25	7,194,000	6,812,564
		35,507,583
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,189,504
Media 0.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	9,771,000	9,396,259

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Convertible Portfolio

	Principal Amount	Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels 3.1%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	$ 16,764,000	$ 17,581,245
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,502,000	14,436,685
Permian Resources Operating LLC
3.25%, due 4/1/28	7,534,000	20,784,799
		52,802,729
Passenger Airlines 2.2%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	7,148,046
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	29,142,774
		36,290,820
Pharmaceuticals 1.1%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29 (a)(b)	18,758,000	17,984,965
Pacira BioSciences, Inc.
0.75%, due 8/1/25	1,000	941
Shockwave Medical, Inc.
1.00%, due 8/15/28 (b)	1,000	1,288
		17,987,194
Professional Services 0.3%
Parsons Corp.
2.625%, due 3/1/29 (b)	4,035,000	4,327,538
Real Estate Management & Development 1.6%
Zillow Group, Inc.
1.375%, due 9/1/26	22,584,000	27,453,369
2.75%, due 5/15/25	5,000	5,064
		27,458,433
Semiconductors & Semiconductor Equipment 6.1%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	16,664,000	15,184,932
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	7,557,379
Microchip Technology, Inc.
0.125%, due 11/15/24	35,083,000	37,192,219
MKS Instruments, Inc.
1.25%, due 6/1/30 (b)	9,765,000	10,445,491
ON Semiconductor Corp.
0.50%, due 3/1/29	24,345,000	23,413,804
	Principal Amount	Value

Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	$ 8,449,000	$ 7,743,508
		101,537,333
Software 11.5%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,426,053
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	14,769,020
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	11,030,106
Envestnet, Inc.
2.625%, due 12/1/27	17,335,000	18,661,127
Five9, Inc.
1.00%, due 3/15/29 (b)	6,540,000	5,836,580
Nice Ltd.
(zero coupon), due 9/15/25	41,152,000	38,849,286
Nutanix, Inc.
0.25%, due 10/1/27	18,104,000	21,199,784
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	40,161,576
Progress Software Corp.
3.50%, due 3/1/30 (b)	4,025,000	4,111,873
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	2,793,670
Rapid7, Inc.
1.25%, due 3/15/29 (b)	6,375,000	6,043,038
Vertex, Inc.
0.75%, due 5/1/29 (b)	5,627,000	6,731,928
Workiva, Inc.
1.25%, due 8/15/28 (b)	8,290,000	7,369,810
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	12,245,614
		193,229,465
Specialty Retail 0.8%
Burlington Stores, Inc.
1.25%, due 12/15/27 (b)	10,100,000	13,225,950
Technology Hardware, Storage & Peripherals 2.5%
Seagate HDD Cayman
3.50%, due 6/1/28 (b)	15,180,000	20,789,010
Super Micro Computer, Inc.
(zero coupon), due 3/1/29 (b)	8,754,000	8,790,310
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
3.00%, due 11/15/28 (b)	$ 7,380,000	$ 11,767,410
		41,346,730
Total Convertible Bonds (Cost $1,412,402,066)		1,467,654,409

	Shares

Convertible Preferred Stocks 4.7%
Banks 1.7%
Bank of America Corp.
Series L
7.25% (c)	11,636	13,918,518
Wells Fargo & Co.
Series L
7.50% (a)(c)	12,264	14,581,528
		28,500,046
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	480,000	19,915,200
Financial Services 1.2%
Apollo Global Management, Inc.
6.75%	308,350	20,230,843
Machinery 0.6%
Chart Industries, Inc.
Series B
6.75%	172,700	9,816,268
Total Convertible Preferred Stocks (Cost $78,333,366)		78,462,357
Total Convertible Securities (Cost $1,490,735,432)		1,546,116,766
Common Stock 1.1%
Life Sciences Tools & Services 1.1%
Danaher Corp.	76,813	19,191,728
Total Common Stock (Cost $19,581,752)		19,191,728
	Shares	Value
Short-Term Investments 8.7%
Affiliated Investment Company 6.4%
NYLI U.S. Government Liquidity Fund, 5.187% (d)(e)	106,663,193	$ 106,663,193
Unaffiliated Investment Companies 2.3%
Dreyfus Treasury Obligations Cash Management Fund, 5.325% (e)(f)	2,000,000	2,000,000
Fidelity Government Portfolio, 5.311% (e)(f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, 5.313% (e)(f)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, 5.316% (e)(f)	3,347,626	3,347,626
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.332% (e)(f)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, 5.292% (e)(f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, 5.317% (e)(f)	15,000,000	15,000,000
		38,347,626
Total Short-Term Investments (Cost $145,010,819)		145,010,819
Total Investments (Cost $1,655,332,609)	102.0%	1,710,324,171
Other Assets, Less Liabilities	(2.0)	(34,324,606)
Net Assets	100.0%	$ 1,675,999,565

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $37,671,683; the total market value of collateral held by the Portfolio was $38,484,846. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $137,220. The Portfolio received cash collateral with a value of $38,347,626. (See Note 2(G))
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of June 30, 2024, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Convertible Portfolio

(e)	Current yield as of June 30, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 133,029	$ 307,322	$ (333,688)	$ —	$ —	$ 106,663	$ 3,194	$ —	106,663
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$ —	$ 4,858	$ —	$ 4,858
Total Corporate Bond	—	4,858	—	4,858
Convertible Securities
Convertible Bonds	—	1,467,654,409	—	1,467,654,409
Convertible Preferred Stocks	78,462,357	—	—	78,462,357
Total Convertible Securities	78,462,357	1,467,654,409	—	1,546,116,766
Common Stock	19,191,728	—	—	19,191,728
Short-Term Investments
Affiliated Investment Company	106,663,193	—	—	106,663,193
Unaffiliated Investment Companies	38,347,626	—	—	38,347,626
Total Short-Term Investments	145,010,819	—	—	145,010,819
Total Investments in Securities	$ 242,664,904	$ 1,467,659,267	$ —	$ 1,710,324,171

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,548,669,416) including securities on loan of $37,671,683	$1,603,660,978
Investment in affiliated investment companies, at value (identified cost $106,663,193)	106,663,193
Cash	84,087
Due from custodian	813,600
Receivables:
Dividends and interest	5,327,272
Portfolio shares sold	702,870
Securities lending	96,134
Other assets	15,727
Total assets	1,717,363,861
Liabilities
Cash collateral received for securities on loan	38,347,626
Payables:
Portfolio shares redeemed	1,178,419
Investment securities purchased	813,600
Manager (See Note 3)	742,090
NYLIFE Distributors (See Note 3)	187,490
Professional fees	44,975
Shareholder communication	37,441
Custodian	5,987
Trustees	56
Accrued expenses	6,612
Total liabilities	41,364,296
Net assets	$1,675,999,565
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$113,110
Additional paid-in-capital	1,600,523,827
1,600,636,937
Total distributable earnings (loss)	75,362,628
Net assets	$1,675,999,565
Initial Class
Net assets applicable to outstanding shares	$755,747,945
Shares of beneficial interest outstanding	50,642,907
Net asset value per share outstanding	$14.92
Service Class
Net assets applicable to outstanding shares	$913,917,249
Shares of beneficial interest outstanding	62,037,463
Net asset value per share outstanding	$14.73
Service 2 Class
Net assets applicable to outstanding shares	$6,334,371
Shares of beneficial interest outstanding	429,852
Net asset value and offering price per share outstanding	$14.74

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Convertible Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$10,526,711
Dividends-affiliated	3,194,235
Dividends-unaffiliated	2,614,048
Securities lending, net	689,465
Total income	17,024,459
Expenses
Manager (See Note 3)	4,697,886
Distribution/Service—Service Class (See Note 3)	1,126,374
Distribution/Service—Service 2 Class (See Note 3)	8,455
Professional fees	93,295
Shareholder communication	58,564
Trustees	21,402
Custodian	18,773
Shareholder service (See Note 3)	3,382
Miscellaneous	30,275
Total expenses	6,058,406
Net investment income (loss)	10,966,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	9,375,359
Net change in unrealized appreciation (depreciation) on unaffiliated investments	36,336,545
Net realized and unrealized gain (loss)	45,711,904
Net increase (decrease) in net assets resulting from operations	$56,677,957
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$10,966,053	$20,986,324
Net realized gain (loss)	9,375,359	67,703,508
Net change in unrealized appreciation (depreciation)	36,336,545	53,359,581
Net increase (decrease) in net assets resulting from operations	56,677,957	142,049,413
Distributions to shareholders:
Initial Class	(23,955,612)	(17,237,211)
Service Class	(24,202,939)	(17,118,342)
Service 2 Class	(161,605)	(130,346)
Total distributions to shareholders	(48,320,156)	(34,485,899)
Capital share transactions:
Net proceeds from sales of shares	110,943,317	106,654,993
Net asset value of shares issued to shareholders in reinvestment of distributions	48,320,156	34,485,899
Cost of shares redeemed	(238,736,535)	(163,442,197)
Increase (decrease) in net assets derived from capital share transactions	(79,473,062)	(22,301,305)
Net increase (decrease) in net assets	(71,115,261)	85,262,209
Net Assets
Beginning of period	1,747,114,826	1,661,852,617
End of period	$1,675,999,565	$1,747,114,826
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Convertible Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.84	$13.93	$18.68	$18.17	$13.60	$12.31
Net investment income (loss) (a)	0.10	0.19	0.13	0.10	0.10	0.13
Net realized and unrealized gain (loss)	0.39	1.03	(2.49)	1.56	4.74	2.56
Total from investment operations	0.49	1.22	(2.36)	1.66	4.84	2.69
Less distributions:
From net investment income	(0.41)	(0.31)	(0.55)	(0.22)	(0.11)	(0.20)
From net realized gain on investments	—	—	(1.84)	(0.93)	(0.16)	(1.20)
Total distributions	(0.41)	(0.31)	(2.39)	(1.15)	(0.27)	(1.40)
Net asset value at end of period	$14.92	$14.84	$13.93	$18.68	$18.17	$13.60
Total investment return (b)	3.35%	8.85%	(12.67)%	9.25%	36.04%	22.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.40%††	1.37%	0.82%	0.51%	0.70%	0.94%
Net expenses (c)	0.57%††	0.57%	0.57%	0.56%	0.61%	0.61%
Portfolio turnover rate	20%	38%	14%	41%	49%	26%
Net assets at end of period (in 000's)	$755,748	$833,553	$782,970	$946,696	$370,733	$202,104

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.66	$13.76	$18.48	$17.99	$13.47	$12.21
Net investment income (loss) (a)	0.08	0.16	0.09	0.05	0.06	0.09
Net realized and unrealized gain (loss)	0.38	1.01	(2.46)	1.54	4.69	2.53
Total from investment operations	0.46	1.17	(2.37)	1.59	4.75	2.62
Less distributions:
From net investment income	(0.39)	(0.27)	(0.51)	(0.17)	(0.07)	(0.16)
From net realized gain on investments	—	—	(1.84)	(0.93)	(0.16)	(1.20)
Total distributions	(0.39)	(0.27)	(2.35)	(1.10)	(0.23)	(1.36)
Net asset value at end of period	$14.73	$14.66	$13.76	$18.48	$17.99	$13.47
Total investment return (b)	3.22%	8.58%	(12.89)%	8.98%	35.70%	22.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%††	1.12%	0.57%	0.25%	0.44%	0.69%
Net expenses (c)	0.82%††	0.82%	0.82%	0.81%	0.86%	0.86%
Portfolio turnover rate	20%	38%	14%	41%	49%	26%
Net assets at end of period (in 000's)	$913,917	$905,663	$872,109	$1,129,151	$982,863	$752,670

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class 2		2023	2022	2021	2020	2019
Net asset value at beginning of period	$14.66	$13.76	$18.48	$18.00	$13.47	$12.21
Net investment income (loss) (a)	0.08	0.14	0.08	0.03	0.05	0.08
Net realized and unrealized gain (loss)	0.38	1.02	(2.47)	1.53	4.70	2.53
Total from investment operations	0.46	1.16	(2.39)	1.56	4.75	2.61
Less distributions:
From net investment income	(0.38)	(0.26)	(0.49)	(0.15)	(0.06)	(0.15)
From net realized gain on investments	—	—	(1.84)	(0.93)	(0.16)	(1.20)
Total distributions	(0.38)	(0.26)	(2.33)	(1.08)	(0.22)	(1.35)
Net asset value at end of period	$14.74	$14.66	$13.76	$18.48	$18.00	$13.47
Total investment return (b)	3.17%	8.47%	(12.97)%	8.87%	35.57%	22.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.04%††	1.02%	0.47%	0.16%	0.32%	0.56%
Net expenses (c)	0.92%††	0.92%	0.92%	0.91%	0.96%	0.96%
Portfolio turnover rate	20%	38%	14%	41%	49%	26%
Net assets at end of period (in 000's)	$6,334	$7,900	$6,774	$9,275	$8,196	$6,555

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Convertible Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Convertible Portfolio (formerly known as MainStay VP MacKay Convertible Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Service 2 Class shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by participating insurance companies. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	October 1, 1996
Service Class	June 5, 2003
Service 2 Class	April 26, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, each of Service Class and Service 2 Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to such Class's shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class and Service 2 Class shares.
The Portfolio's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

13

Notes to Financial Statements (Unaudited) (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.

14	NYLI VP MacKay Convertible Portfolio

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
15

Notes to Financial Statements (Unaudited) (continued)
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans and shareholder service plans, further discussed in Note 3(B), which are charged directly to the Service Class and Service 2 Class shares, as applicable) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective May 1, 2024, pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the

16	NYLI VP MacKay Convertible Portfolio

Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
Prior to May 1, 2024, the Fund paid the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% in excess of $2 billion.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $4,697,886 and paid the Subadvisor fees in the amount of $2,348,943.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution, Service and Shareholder Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class and Service 2 Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class and Service 2 Class shares of the Portfolio.
The Board has adopted a shareholder services plan (the “Service Plan”) with respect to the Service 2 Class shares of the Portfolio. Under the terms of the Services Plan, the Portfolio is authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to shareholders of the Service 2 Class shares, in connection with the administration of plans or programs that use Portfolio shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Service 2 Class shares.
(C) Transfer and Dividend Disbursing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for Service Class and Service 2 Class shares of the Portfolio. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distributor Solutions, Inc. (“SS&C”), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. During the six-month period ended June 30, 2024, all associated fees were paid by the Manager.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,671,177,639	$137,218,742	$(98,072,210)	$39,146,532
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$34,485,899
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
17

Notes to Financial Statements (Unaudited) (continued)
Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $315,589 and $406,749, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	3,655,623	$54,451,103
Shares issued to shareholders in reinvestment of distributions	1,618,717	23,955,612
Shares redeemed	(10,792,176)	(159,950,405)
Net increase (decrease)	(5,517,836)	$(81,543,690)
Year ended December 31, 2023:
Shares sold	716,916	$10,224,385
Shares issued to shareholders in reinvestment of distributions	1,207,380	17,237,211
Shares redeemed	(1,968,945)	(28,103,401)
Net increase (decrease)	(44,649)	$(641,805)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	3,848,111	$56,217,053
Shares issued to shareholders in reinvestment of distributions	1,656,591	24,202,939
Shares redeemed	(5,256,141)	(76,749,989)
Net increase (decrease)	248,561	$3,670,003
Year ended December 31, 2023:
Shares sold	6,712,086	$94,803,492
Shares issued to shareholders in reinvestment of distributions	1,215,573	17,118,342
Shares redeemed	(9,515,370)	(134,196,532)
Net increase (decrease)	(1,587,711)	$(22,274,698)

Service 2 Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	18,884	$275,161
Shares issued to shareholders in reinvestment of distributions	11,058	161,605
Shares redeemed	(138,966)	(2,036,141)
Net increase (decrease)	(109,024)	$(1,599,375)
Year ended December 31, 2023:
Shares sold	118,793	$1,627,116
Shares issued to shareholders in reinvestment of distributions	9,249	130,346
Shares redeemed	(81,329)	(1,142,264)
Net increase (decrease)	46,713	$615,198
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI VP MacKay Convertible Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
19

NYLI VP MacKay High Yield Corporate Bond Portfolio
(formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.4%
Convertible Bonds 0.9%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 2,500,000	$ 2,266,875
2.50%, due 6/15/26	1,750,000	1,603,443
		3,870,318
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	1,420,000	1,249,600
1.125%, due 3/15/28	3,525,000	2,634,159
DISH Network Corp.
3.375%, due 8/15/26	800,000	500,128
		4,383,887
Oil & Gas 0.4%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	1,134,000	12,231,006
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	4,829,915	4,827,500
Total Convertible Bonds (Cost $14,474,609)		25,312,711
Corporate Bonds 86.6%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	9,028,273
3.75%, due 2/15/28	6,320,000	5,910,853
4.00%, due 2/15/30	6,750,000	6,119,523
4.875%, due 1/15/29	2,570,000	2,469,599
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	911,820
5.00%, due 8/15/27	6,070,000	5,875,873
		30,315,941
Aerospace & Defense 2.1%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,500,000	1,529,076
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	5,587,000	5,531,130
Rolls-Royce plc
5.75%, due 10/15/27 (a)	2,500,000	2,511,427
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	4,833,142
4.875%, due 5/1/29	4,155,000	3,891,948
6.375%, due 3/1/29 (a)	18,105,000	18,196,304
6.625%, due 3/1/32 (a)	6,730,000	6,797,700
6.75%, due 8/15/28 (a)	6,760,000	6,842,634
6.875%, due 12/15/30 (a)	2,800,000	2,858,380
7.125%, due 12/1/31 (a)	2,900,000	2,988,093
		55,979,834
	Principal Amount	Value

Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	$ 2,090,000	$ 2,071,422
5.75%, due 4/20/29	3,750,000	3,648,258
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	1,285,521	1,269,953
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	3,408,001	3,414,803
		10,404,436
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
4.389%, due 1/8/26	750,000	734,011
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	12,500,000	12,949,888
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	3,775,000	3,857,019
		17,540,918
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	2,800,000	2,723,206
7.00%, due 4/15/28	1,000,000	1,023,556
8.25%, due 4/15/31	1,300,000	1,356,706
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	3,425,000	3,470,970
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	8,343,000	8,084,703
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	11,976,000	11,784,640
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	11,645,000	11,508,938
Phinia, Inc.
6.75%, due 4/15/29 (a)	3,060,000	3,105,414
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	9,125,000	7,788,767
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	5,548,553
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	1,000,000	1,018,441
6.875%, due 4/14/28	1,650,000	1,681,921
7.125%, due 4/14/30	1,750,000	1,811,894
		60,907,709
Beverages 0.1%
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (a)	1,500,000	1,381,898
Building Materials 1.5%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	3,000,000	3,004,323
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,000,000	7,054,614
6.75%, due 7/15/31	2,550,000	2,581,875
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,727,691

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Building Materials (continued)
Knife River Corp.
7.75%, due 5/1/31 (a)	$ 3,765,000	$ 3,934,433
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	2,500,000	2,360,305
Summit Materials LLC (a)
5.25%, due 1/15/29	4,380,000	4,218,912
6.50%, due 3/15/27	5,635,000	5,644,632
7.25%, due 1/15/31	2,405,000	2,490,748
		39,017,533
Chemicals 3.2%
ASP Unifrax Holdings, Inc. (a)
5.25%, due 9/30/28	5,565,000	3,046,837
7.50%, due 9/30/29	5,990,000	3,024,950
Avient Corp. (a)
5.75%, due 5/15/25	2,000,000	1,994,574
7.125%, due 8/1/30	3,405,000	3,470,015
CVR Partners LP
6.125%, due 6/15/28 (a)	1,700,000	1,632,678
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,950,000	9,510,251
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	7,096,000	6,031,600
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(c)	5,105,000	4,176,826
Mativ Holdings, Inc.
6.875%, due 10/1/26 (a)	3,000,000	2,980,718
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,117,569
8.50%, due 11/15/28	2,985,000	3,167,467
9.00%, due 2/15/30	5,075,000	5,354,465
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,962,425
9.75%, due 11/15/28	7,825,000	8,278,621
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	5,500,000	5,110,829
6.625%, due 5/1/29	5,780,000	5,427,757
SCIL IV LLC
5.375%, due 11/1/26 (a)	3,700,000	3,577,687
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	9,463,656
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	1,360,000	1,378,311
		84,707,236
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	2,055,000	2,108,944
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	2,740,000	2,842,750
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,361,532
		6,313,226
	Principal Amount	Value

Commercial Services 2.4%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	$ 2,705,000	$ 2,509,451
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,430,000	2,314,774
GEO Group, Inc. (The) (a)
8.625%, due 4/15/29	1,645,000	1,684,819
10.25%, due 4/15/31	3,750,000	3,923,588
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,021,827
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,808,854
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,995,000	7,405,187
Service Corp. International
4.00%, due 5/15/31	6,650,000	5,922,329
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	2,220,000	2,255,052
United Rentals North America, Inc.
3.75%, due 1/15/32	2,000,000	1,740,114
3.875%, due 2/15/31	3,500,000	3,122,546
4.875%, due 1/15/28	1,000,000	969,198
5.50%, due 5/15/27	500,000	496,151
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	5,020,000	4,746,801
6.125%, due 6/15/25	4,705,000	4,697,119
6.625%, due 6/15/29	4,025,000	4,056,849
7.375%, due 10/1/31	1,500,000	1,543,662
WW International, Inc.
4.50%, due 4/15/29 (a)	2,940,000	1,136,501
		63,354,822
Computers 0.3%
Gartner, Inc.
3.75%, due 10/1/30 (a)	3,500,000	3,138,939
Insight Enterprises, Inc.
6.625%, due 5/15/32 (a)	1,900,000	1,929,382
McAfee Corp.
7.375%, due 2/15/30 (a)	4,310,000	3,981,805
		9,050,126
Cosmetics & Personal Care 0.9%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,241,176
5.50%, due 6/1/28	4,000,000	3,902,778
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	9,521,760
5.125%, due 1/15/28	4,895,000	4,748,015
		24,413,729
Distribution & Wholesale 1.0%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	5,290,000	5,104,691
Gates Corp.
6.875%, due 7/1/29 (a)	1,000,000	1,017,440
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	5,450,000	5,467,342
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	3,120,000	2,815,078
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,018,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale (continued)
Ritchie Bros Holdings, Inc. (a) (continued)
7.75%, due 3/15/31	$ 6,565,000	$ 6,856,197
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	3,315,000	3,409,643
		25,688,433
Diversified Financial Services 2.8%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	7,036,605
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,580,000	4,414,879
10.00%, due 8/15/30	2,500,000	2,718,970
Credit Acceptance Corp.
6.625%, due 3/15/26	8,465,000	8,453,135
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,850,546
Jane Street Group
7.125%, due 4/30/31 (a)	12,500,000	12,818,428
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	10,185,000	9,395,354
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	4,800,000	4,474,396
4.375%, due 5/15/31	2,915,000	2,673,486
4.625%, due 11/15/27	3,215,000	3,110,917
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	1,450,000	1,492,760
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,404,939
5.75%, due 9/15/31	1,500,000	1,404,629
7.125%, due 11/15/30	4,000,000	3,987,676
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,000,000	9,282,303
		75,519,023
Electric 2.5%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	4,050,000	3,869,875
DPL, Inc.
4.125%, due 7/1/25	5,815,000	5,698,117
Keystone Power Pass-Through Holders LLC
13.00%, due 6/1/24 (a)(b)(d)	2,738,582	1,755,431
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,331,000	2,976,877
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (a)	4,000,000	3,803,724
NRG Energy, Inc.
6.625%, due 1/15/27	2,555,000	2,549,904
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	4,205,000	3,892,218
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,589,421
5.25%, due 7/1/30	3,840,000	3,667,299
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	13,400,000	14,287,403
	Principal Amount	Value

Electric (continued)
TransAlta Corp.
7.75%, due 11/15/29	$ 3,300,000	$ 3,443,609
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,655,000	2,631,931
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	7,800,000	7,866,308
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,192,230
6.875%, due 4/15/32	2,860,000	2,903,392
		67,127,739
Electrical Components & Equipment 0.5%
EnerSys
6.625%, due 1/15/32 (a)	1,900,000	1,931,228
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,074,669
6.625%, due 3/15/32	4,395,000	4,441,262
7.25%, due 6/15/28	2,500,000	2,544,846
		12,992,005
Electronics 0.1%
Sensata Technologies, Inc.
6.625%, due 7/15/32 (a)	1,500,000	1,510,730
Engineering & Construction 0.6%
Artera Services LLC
8.50%, due 2/15/31 (a)	4,310,000	4,437,136
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	4,100,000	3,658,483
Railworks Holdings LP
8.25%, due 11/15/28 (a)	2,000,000	2,035,000
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,000,000	1,761,230
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,371,153
		17,263,002
Entertainment 3.6%
Affinity Interactive
6.875%, due 12/15/27 (a)	3,939,000	3,473,254
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,145,000	3,867,698
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	3,515,000	3,532,238
7.00%, due 2/15/30	3,500,000	3,575,883
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	2,170,000	2,147,983
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	13,847,000	13,225,871
5.50%, due 4/1/27	9,376,000	9,225,092
5.75%, due 4/1/30	6,515,000	6,328,246
6.75%, due 5/1/31	3,340,000	3,358,083
International Game Technology plc
6.25%, due 1/15/27 (a)	7,225,000	7,248,611
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	$ 6,470,000	$ 6,000,601
6.75%, due 2/15/29	2,325,000	2,156,321
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	1,000,000	1,021,305
7.50%, due 9/1/31	4,400,000	4,546,168
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (a)	6,855,000	6,894,252
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,800,000	2,852,805
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	10,940,000	10,778,142
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,280,000	2,123,802
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,358,590
		96,714,945
Food 1.2%
B&G Foods, Inc.
5.25%, due 4/1/25	1,649,000	1,635,636
8.00%, due 9/15/28 (a)(g)	5,350,000	5,436,807
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,928,100
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	4,945,936
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	10,530,000	9,259,662
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,590,000	5,949,194
		32,155,335
Forest Products & Paper 1.5%
Mercer International, Inc.
5.125%, due 2/1/29	15,935,000	14,024,336
5.50%, due 1/15/26	4,495,000	4,361,501
12.875%, due 10/1/28 (a)	4,790,000	5,152,550
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	16,159,708
		39,698,095
Gas 0.3%
AmeriGas Partners LP
5.75%, due 5/20/27	1,500,000	1,415,300
5.875%, due 8/20/26	6,385,000	6,186,946
		7,602,246
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,754,288
6.05%, due 4/15/28	1,750,000	1,771,024
6.30%, due 2/15/30	1,550,000	1,584,633
6.40%, due 4/15/33	1,000,000	1,023,185
Werner FinCo. LP (a)
11.50%, due 6/15/28	1,000,000	1,085,945
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	4,447,607	4,426,189
		11,645,264
	Principal Amount	Value

Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	$ 8,485,000	$ 8,686,519
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	7,625,429
4.625%, due 2/1/28	2,000,000	1,913,510
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,696,225
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,060,883
4.625%, due 11/15/27	3,500,000	3,379,827
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	5,237,000	5,308,909
		40,671,302
Healthcare-Services 4.0%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,663,008
5.50%, due 7/1/28	1,850,000	1,809,380
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	5,695,000	5,450,583
3.50%, due 4/1/30	1,150,000	1,100,881
5.00%, due 7/15/27	4,500,000	4,412,506
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	2,500,000	2,061,230
DaVita, Inc. (a)
3.75%, due 2/15/31	2,700,000	2,302,989
4.625%, due 6/1/30	4,350,000	3,930,788
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,231,844
4.625%, due 4/1/31	3,875,000	3,556,166
4.75%, due 2/1/30	7,650,000	7,158,078
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	2,850,000	2,831,722
HCA, Inc.
5.375%, due 2/1/25	6,530,000	6,507,927
5.875%, due 2/15/26	7,000,000	7,009,293
7.50%, due 11/6/33	10,500,000	11,638,822
7.58%, due 9/15/25	3,507,000	3,576,813
7.69%, due 6/15/25	5,800,000	5,895,432
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	2,650,000	2,476,903
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,827,613
6.50%, due 5/15/30	2,000,000	2,030,078
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	4,900,000	4,305,706
10.00%, due 6/1/32	2,230,000	2,279,981
11.00%, due 10/15/30	5,025,000	5,536,384
ModivCare, Inc.
5.875%, due 11/15/25 (a)	1,189,000	1,206,466
Select Medical Corp.
6.25%, due 8/15/26 (a)	2,000,000	2,009,872
Tenet Healthcare Corp.
6.75%, due 5/15/31	2,500,000	2,537,531
		107,347,996
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	10,453,696

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Holding Companies-Diversified (continued)
Stena International SA (a)
7.25%, due 1/15/31	$ 7,325,000	$ 7,487,476
7.625%, due 2/15/31	5,765,000	5,900,622
		23,841,794
Home Builders 1.7%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,450,000	4,379,631
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,370,000	3,895,926
6.75%, due 6/1/27	6,775,000	6,811,741
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,791,867
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,510,822
4.95%, due 2/1/28	3,000,000	2,892,737
Meritage Homes Corp.
3.875%, due 4/15/29 (a)	2,223,000	2,045,361
Shea Homes LP
4.75%, due 2/15/28	7,300,000	6,899,516
4.75%, due 4/1/29	1,628,000	1,513,931
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,392,032
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,785,000	6,660,379
		46,793,943
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	1,800,280
4.125%, due 4/30/31 (a)	4,323,000	3,809,848
		5,610,128
Housewares 0.5%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	6,500,000	5,608,050
4.375%, due 2/1/32	3,235,000	2,786,901
4.50%, due 10/15/29	6,400,000	5,849,991
		14,244,942
Insurance 1.2%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	2,650,000	2,680,790
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	5,500,000	5,131,959
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,436,061
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	316,000	314,128
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,193,780
7.375%, due 1/31/32	1,300,000	1,318,307
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,530,837
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	990,879
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,250,000	4,298,594
	Principal Amount	Value

Insurance (continued)
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	$ 1,000,000	$ 926,161
USI, Inc.
7.50%, due 1/15/32 (a)	2,410,000	2,447,702
		31,269,198
Internet 1.3%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,756,431
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	4,100,000	4,152,017
Netflix, Inc.
5.875%, due 11/15/28	6,500,000	6,697,071
Uber Technologies, Inc.
7.50%, due 9/15/27 (a)	6,065,000	6,183,989
VeriSign, Inc.
4.75%, due 7/15/27	5,500,000	5,404,180
5.25%, due 4/1/25	6,809,000	6,789,707
		34,983,395
Investment Companies 0.6%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	1,810,000	1,637,900
5.25%, due 4/15/29	7,000,000	6,639,298
Icahn Enterprises LP
5.25%, due 5/15/27	4,000,000	3,754,492
6.25%, due 5/15/26	4,000,000	3,968,418
		16,000,108
Iron & Steel 1.5%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,509,908
Big River Steel LLC
6.625%, due 1/31/29 (a)	7,920,000	7,937,630
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	12,500,000	12,597,525
8.50%, due 5/1/30	4,625,000	4,788,105
9.25%, due 10/1/28	6,380,000	6,696,014
		39,529,182
Leisure Time 1.7%
Carnival Corp. (a)
4.00%, due 8/1/28	8,500,000	7,982,500
5.75%, due 3/1/27	13,600,000	13,435,751
6.00%, due 5/1/29	5,580,000	5,512,035
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	5,500,000	5,954,211
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	2,905,000	2,735,267
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	2,000,000	1,969,244
5.50%, due 4/1/28	5,000,000	4,936,219
7.25%, due 1/15/30	3,450,000	3,572,182
		46,097,409
Lodging 1.9%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,193,536
4.75%, due 6/15/31 (a)	13,995,000	12,683,741
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging (continued)
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	$ 10,490,000	$ 9,389,663
4.875%, due 1/15/30	9,020,000	8,657,167
5.75%, due 5/1/28 (a)	2,200,000	2,189,060
6.125%, due 4/1/32 (a)	2,000,000	2,009,702
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	3,030,000	2,623,355
Station Casinos LLC
4.50%, due 2/15/28 (a)	1,500,000	1,411,403
		50,157,627
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	2,150,000	2,040,123
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,308,304
		8,348,427
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (d)(h)(i)	5,030,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,100,098
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,227,690
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	3,053,000	3,029,713
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	9,040,000	8,762,618
		19,120,119
Media 6.0%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	4,175,000	3,734,923
Cable One, Inc.
4.00%, due 11/15/30 (a)	5,650,000	4,216,875
CCO Holdings LLC
4.25%, due 2/1/31 (a)	12,120,000	9,895,264
4.25%, due 1/15/34 (a)	6,565,000	4,983,213
4.50%, due 8/15/30 (a)	10,500,000	8,889,053
4.50%, due 5/1/32	11,250,000	9,060,991
4.75%, due 3/1/30 (a)	7,715,000	6,682,167
5.00%, due 2/1/28 (a)	8,550,000	7,993,322
5.125%, due 5/1/27 (a)	10,000,000	9,601,460
5.375%, due 6/1/29 (a)	4,780,000	4,348,674
CSC Holdings LLC (a)
5.50%, due 4/15/27	1,000,000	811,140
5.75%, due 1/15/30	5,000,000	1,887,238
6.50%, due 2/1/29	4,850,000	3,539,929
7.50%, due 4/1/28	2,250,000	1,194,111
11.25%, due 5/15/28	3,405,000	2,965,365
11.75%, due 1/31/29	4,010,000	3,419,945
Directv Financing LLC (a)
5.875%, due 8/15/27	15,145,000	14,245,181
8.875%, due 2/1/30	5,015,000	4,908,265
	Principal Amount	Value

Media (continued)
Gray Television, Inc.
10.50%, due 7/15/29 (a)	$ 4,445,000	$ 4,468,913
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	4,895,000	4,062,414
6.75%, due 10/15/27	13,896,000	13,014,086
News Corp. (a)
3.875%, due 5/15/29	10,070,000	9,269,422
5.125%, due 2/15/32	4,070,000	3,860,832
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	4,805,000	3,346,584
Sirius XM Radio, Inc.
4.00%, due 7/15/28 (a)	2,750,000	2,484,221
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(d)(i)	7,000,000	5,968,900
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,835,000	3,775,881
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,264,725
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	4,600,000	3,922,286
		161,815,380
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,224,191
6.375%, due 6/15/30	3,030,000	3,040,953
Vallourec SACA
7.50%, due 4/15/32 (a)	3,095,000	3,204,912
		8,470,056
Mining 1.7%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	5,000,000	5,138,682
Century Aluminum Co.
7.50%, due 4/1/28 (a)	9,235,000	9,311,383
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	5,715,000	5,461,482
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	6,082,000	5,842,812
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,615,000	4,508,653
8.625%, due 6/1/31	1,525,000	1,522,438
9.375%, due 3/1/29	4,700,000	4,910,914
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,010,000	9,456,132
		46,152,496
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,399,275
5.625%, due 7/1/27	7,240,000	7,120,116
Calderys Financing LLC
11.25%, due 6/1/28 (a)	2,900,000	3,067,632
Enpro, Inc.
5.75%, due 10/15/26	4,240,000	4,179,723
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,065,000	4,884,731

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Miscellaneous—Manufacturing (continued)
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	$ 4,530,000	$ 4,689,477
		26,340,954
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	4,445,000	4,167,391
Oil & Gas 6.0%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	3,400,000	3,402,329
9.00%, due 11/1/27	2,684,000	3,323,396
California Resources Corp.
7.125%, due 2/1/26 (a)	3,000,000	3,006,696
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,314,135
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,500,000	3,391,917
6.75%, due 3/1/29	5,000,000	4,807,117
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,280,000	6,591,896
Encino Acquisition Partners Holdings LLC (a)
8.50%, due 5/1/28	10,805,000	11,011,051
8.75%, due 5/1/31	670,000	698,604
Gulfport Energy Corp.
8.00%, due 5/17/26	394,094	398,516
8.00%, due 5/17/26 (a)	8,284,024	8,376,975
HF Sinclair Corp. (a)
5.00%, due 2/1/28	2,845,000	2,756,221
6.375%, due 4/15/27	1,265,000	1,267,676
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,557,946
6.00%, due 4/15/30	1,000,000	965,949
Marathon Oil Corp.
4.40%, due 7/15/27	3,000,000	2,933,220
Matador Resources Co.
6.50%, due 4/15/32 (a)	3,690,000	3,690,273
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	2,445,000	2,448,017
Noble Finance II LLC
8.00%, due 4/15/30 (a)	2,380,000	2,476,906
Occidental Petroleum Corp.
5.55%, due 3/15/26	10,200,000	10,180,683
6.45%, due 9/15/36	3,100,000	3,237,959
Parkland Corp. (a)
4.50%, due 10/1/29	5,500,000	5,034,180
4.625%, due 5/1/30	4,900,000	4,469,016
5.875%, due 7/15/27	3,630,000	3,582,407
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	5,700,000	5,636,834
7.75%, due 2/15/26	5,640,000	5,685,927
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	938,350
8.25%, due 1/15/29	1,615,000	1,673,520
	Principal Amount	Value

Oil & Gas (continued)
Rockcliff Energy II LLC
5.50%, due 10/15/29 (a)	$ 9,910,000	$ 9,276,278
Southwestern Energy Co.
5.375%, due 3/15/30	2,580,000	2,492,481
5.70%, due 1/23/25 (j)	1,008,000	1,004,858
8.375%, due 9/15/28	1,600,000	1,654,298
Sunoco LP
6.00%, due 4/15/27	2,000,000	1,997,396
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,250,000	5,510,106
9.375%, due 2/1/31	6,000,000	6,334,858
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,630,000	2,670,933
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	6,669,675	6,661,318
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	2,500,000	2,580,218
Transocean, Inc.
8.75%, due 2/15/30 (a)	7,672,500	8,055,187
Vital Energy, Inc. (a)
7.75%, due 7/31/29	3,930,000	3,961,133
7.875%, due 4/15/32	3,000,000	3,049,770
		160,106,550
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	7,984,409
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	6,453,336
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,931,099
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	3,240,000	3,357,408
		20,726,252
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	2,810,000	2,767,034
5.375%, due 1/15/28	5,200,000	5,005,732
		7,772,766
Pharmaceuticals 2.4%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,396,000	3,265,514
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	2,959,471
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	1,750,000	945,000
11.00%, due 9/30/28	6,000,000	5,340,000
14.00%, due 10/15/30	347,000	267,190
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	6,770,000	6,937,815
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	10,110,000	10,433,288
Jazz Securities DAC
4.375%, due 1/15/29 (a)	9,400,000	8,726,571
Organon & Co. (a)
4.125%, due 4/30/28	7,800,000	7,243,831
5.125%, due 4/30/31	6,260,000	5,623,058
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	$ 4,400,000	$ 3,794,258
6.625%, due 4/1/30	8,145,000	7,404,644
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (d)(h)	16,391,000	—
		62,940,640
Pipelines 4.6%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	2,800,000	2,777,384
5.75%, due 1/15/28	1,265,000	1,243,597
Buckeye Partners LP
6.875%, due 7/1/29 (a)	3,205,000	3,216,971
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,059,159
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,798,877
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,880,081
EQM Midstream Partners LP
5.50%, due 7/15/28	720,000	709,016
6.50%, due 7/1/27 (a)	1,850,000	1,869,862
7.50%, due 6/1/30 (a)	1,480,000	1,579,437
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,515,000	9,015,401
Genesis Energy LP
7.75%, due 2/1/28	4,785,000	4,835,802
8.00%, due 1/15/27	9,870,000	10,091,670
8.25%, due 1/15/29	2,230,000	2,302,116
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,076,433
7.50%, due 5/15/32	1,200,000	1,218,415
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	3,300,000	3,275,126
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,580,996
MPLX LP
4.875%, due 12/1/24	2,500,000	2,489,297
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	5,060,000	4,655,238
8.75%, due 3/15/29	2,000,000	1,825,736
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,221,673
Plains All American Pipeline LP
Series B
9.694% (3 Month SOFR + 4.372%), due 7/29/24 (e)(f)	14,265,000	14,202,352
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,075,912
Summit Midstream Holdings LLC
10.00%, due 10/15/26 (a)(j)	1,495,000	1,537,089
Tallgrass Energy Partners LP (a)
6.00%, due 3/1/27	2,750,000	2,710,387
7.375%, due 2/15/29	6,500,000	6,531,766
TransMontaigne Partners LP
6.125%, due 2/15/26	8,330,000	8,065,820
	Principal Amount	Value

Pipelines (continued)
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	$ 4,885,000	$ 5,032,610
9.50%, due 2/1/29	4,000,000	4,380,386
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,961,130
		123,219,739
Real Estate Investment Trusts 2.0%
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,365,000	3,092,261
GLP Capital LP
5.30%, due 1/15/29	5,700,000	5,616,063
5.375%, due 4/15/26	956,000	948,195
MPT Operating Partnership LP
4.625%, due 8/1/29	6,225,000	4,518,187
5.00%, due 10/15/27	11,186,000	9,238,608
5.25%, due 8/1/26	4,515,000	4,102,951
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,081,000	1,951,581
4.75%, due 10/15/27	7,640,000	7,355,619
6.50%, due 4/1/32 (a)	5,850,000	5,850,423
7.25%, due 7/15/28 (a)	2,215,000	2,290,478
VICI Properties LP (a)
4.625%, due 6/15/25	2,800,000	2,763,394
5.75%, due 2/1/27	6,175,000	6,175,136
		53,902,896
Retail 6.4%
1011778 B.C. Unlimited Liability Co.
6.125%, due 6/15/29 (a)	4,885,000	4,902,706
1011778 BC ULC (a)
3.875%, due 1/15/28	6,165,000	5,774,108
4.00%, due 10/15/30	14,205,000	12,504,663
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,387,721
4.625%, due 11/15/29 (a)	3,945,000	3,646,243
4.75%, due 3/1/30	5,212,000	4,829,714
5.00%, due 2/15/32 (a)	2,350,000	2,129,118
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,661,904
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	3,220,000	3,329,712
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	3,005,000	3,019,968
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	4,165,000	3,847,385
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,000,000	6,487,755
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,006,083
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	11,712,174
8.25%, due 8/1/31	4,265,000	4,450,438
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,841,595
5.625%, due 5/1/27	2,994,000	2,959,532
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	22,850,000	22,574,404

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	$ 4,930,000	$ 4,363,489
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	1,795,000	1,653,673
7.50%, due 10/15/27	5,615,000	5,670,139
PetSmart, Inc.
7.75%, due 2/15/29 (a)	4,285,000	4,173,026
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,500,000	3,159,164
4.875%, due 11/15/31	3,210,000	2,826,349
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,047,774
4.625%, due 1/31/32	10,950,000	10,070,519
4.75%, due 1/15/30 (a)	9,687,000	9,226,491
5.375%, due 4/1/32	8,235,000	7,916,107
6.875%, due 11/15/37	2,000,000	2,180,316
		170,352,270
Software 3.8%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	4,405,000	4,380,861
Camelot Finance SA
4.50%, due 11/1/26 (a)	4,480,000	4,330,871
Central Parent LLC
8.00%, due 6/15/29 (a)	5,250,000	5,330,561
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,205,744
4.875%, due 7/1/29	16,500,000	15,313,028
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	3,219,000	3,184,381
MSCI, Inc. (a)
3.625%, due 9/1/30	3,000,000	2,693,412
3.625%, due 11/1/31	1,500,000	1,316,114
3.875%, due 2/15/31	8,950,000	8,061,161
4.00%, due 11/15/29	7,400,000	6,914,086
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	3,920,169
3.875%, due 12/1/29	2,500,000	2,238,929
6.90%, due 12/1/27	3,150,000	3,269,240
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	8,499,000	7,664,441
4.125%, due 12/1/31	1,500,000	1,318,431
PTC, Inc. (a)
3.625%, due 2/15/25	1,500,000	1,481,500
4.00%, due 2/15/28	9,236,000	8,693,139
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	5,885,000	5,794,994
UKG, Inc.
6.875%, due 2/1/31 (a)	4,290,000	4,343,754
Veritas US, Inc.
7.50%, due 9/1/25 (a)	4,725,000	4,085,876
		102,540,692
Telecommunications 2.5%
Connect Finco SARL
6.75%, due 10/1/26 (a)	12,500,000	12,064,389
	Principal Amount	Value

Telecommunications (continued)
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	$ 1,325,000	$ 1,248,275
5.875%, due 10/15/27	2,825,000	2,758,073
Level 3 Financing, Inc.
3.75%, due 7/15/29 (a)	1,500,000	465,000
Sprint Capital Corp.
6.875%, due 11/15/28	30,000,000	31,803,059
T-Mobile USA, Inc.
3.375%, due 4/15/29	1,500,000	1,385,210
4.75%, due 2/1/28	6,000,000	5,908,395
5.375%, due 4/15/27	8,875,000	8,853,181
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,121,411
		67,606,993
Transportation 0.9%
GN Bondco LLC
9.50%, due 10/15/31 (a)	5,220,000	4,865,445
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,038,194
Watco Cos. LLC
6.50%, due 6/15/27 (a)	14,453,000	14,394,069
		25,297,708
Total Corporate Bonds (Cost $2,394,833,933)		2,316,732,578
Loan Assignments 5.9%
Aerospace & Defense 0.2%
Chromalloy Corp.
Term Loan
9.058% (3 Month SOFR + 3.75%), due 3/27/31 (e)	6,100,000	6,107,625
Automobile 0.3%
Dealer Tire Financial LLC
Term Loan B3
9.094% (1 Month SOFR + 3.75%), due 12/14/27 (e)	3,940,200	3,928,707
Tenneco, Inc.
First Lien Term Loan B 10.426% - 10.435%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	4,850,000	4,640,412
		8,569,119
Banking 0.1%
Jane Street Group LLC
2024 Repricing Term Loan
7.958% (1 Month SOFR + 2.50%), due 1/26/28 (e)	3,481,959	3,478,230
Beverage, Food & Tobacco 0.1%
B&G Foods, Inc.
Term Loan B
8.844%, due 10/10/29	2,200,000	2,178,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
Term Loan
10.594% (1 Month SOFR + 5.25%), due 4/13/29 (e)	$ 2,962,500	$ 3,021,750
Capital Equipment 0.2%
TK Elevator Midco GmbH
USD Facility Term Loan B2
8.791% (6 Month SOFR + 3.50%), due 4/30/30 (e)	3,830,774	3,849,330
Cargo Transport 0.3%
Genesse & Wyoming, Inc.
Initial Term Loan
7.335% (3 Month SOFR + 2.00%), due 4/10/31 (e)	3,000,000	2,996,280
GN Loanco LLC
Term Loan B
9.83% (3 Month SOFR + 4.50%), due 12/19/30 (e)	5,480,444	5,103,664
		8,099,944
Chemicals, Plastics & Rubber 0.4%
Innophos Holdings, Inc.
Initial Term Loan
9.208% (1 Month SOFR + 3.75%), due 2/5/27 (e)	1,819,250	1,805,151
Jazz Pharmaceuticals plc
Additional Dollar Tranche Term Loan B1
8.458% (1 Month SOFR + 3.00%), due 5/5/28 (e)	8,090,530	8,089,267
Jazz Pharmaceuticals, Inc.
Term Loan B
7.594%, due 5/5/28	1,000,000	999,375
		10,893,793
Electronics 0.2%
Camelot U.S. Acquisition LLC
Amendment No. 6 Refinancing Term Loan
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (e)	2,493,750	2,496,244
VS Buyer LLC
2024 Refinancing Term Loan
8.581% (1 Month SOFR + 3.25%), due 4/12/31 (e)	2,300,000	2,299,041
		4,795,285
Energy (Electricity) 0.1%
Talen Energy Supply LLC
Initial Term Loan B
8.827% (3 Month SOFR + 3.50%), due 5/17/30 (e)	2,371,050	2,387,844
	Principal Amount	Value

Finance 0.6%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.336% (3 Month SOFR + 4.75%), due 4/20/28 (e)	$ 1,600,000	$ 1,650,800
Mativ Holdings, Inc.
Term Loan B
9.208% (1 Month SOFR + 3.75%), due 4/20/28 (e)	2,270,705	2,262,190
Osaic Holdings, Inc.
Term Loan
9.344% (1 Month SOFR + 4.00%), due 8/17/28 (e)	4,243,125	4,253,733
RealTruck Group, Inc. (e)
Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 1/31/28	3,297,745	3,284,201
Second Amendment Incremental Term Loan
10.458% (1 Month SOFR + 5.00%), due 1/31/28	2,543,625	2,529,317
Superannuation and Investments Finco Pty. Ltd.
Initial U.S. Term Loan
9.208%, due 12/1/28	2,632,500	2,627,564
		16,607,805
Healthcare & Pharmaceuticals 0.0% ‡
Concentra Health Services, Inc.
Term Loan B
7.599%, due 6/26/31	1,000,000	1,001,250
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
Initial Term Loan
9.826% (3 Month SOFR + 4.50%), due 4/23/31 (e)	7,200,000	7,180,502
LifePoint Health, Inc.
First Lien 2024 Refinancing Term Loan
10.056% (3 Month SOFR + 4.75%), due 11/16/28 (e)	4,239,375	4,259,610
		11,440,112
High Tech Industries 0.1%
Open Text Corp.
2023 Replacement Term Loan
7.594% (1 Month SOFR + 2.25%), due 1/31/30 (e)	3,097,943	3,110,917
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
Incremental Term Loan B1
8.097% (3 Month SOFR + 2.75%), due 2/6/31 (e)	2,493,750	2,491,079

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
Carnival Corp. (e)
2024 Repricing Advance Term Loan
8.094% (1 Month SOFR + 2.75%), due 8/8/27	$ 3,539,830	$ 3,548,680
2024 Repricing Advance Term Loan
8.094% (1 Month SOFR + 2.75%), due 10/18/28	2,584,370	2,592,983
		6,141,663
Media 0.3%
DIRECTV Financing LLC
2024 Refinancing Term Loan B
10.708% (1 Month SOFR + 5.25%), due 8/2/29 (e)	6,884,200	6,844,615
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.609% (3 Month SOFR + 4.00%), due 6/9/28 (e)	5,678,657	4,694,358
Oil & Gas 0.7%
New Fortress Energy, Inc.
Initial Term Loan
10.33% (3 Month SOFR + 5.00%), due 10/30/28 (e)	5,572,000	5,404,840
NGL Energy Operating LLC
Initial Term Loan
9.844% (1 Month SOFR + 4.50%), due 2/3/31 (e)	1,995,000	1,999,365
PetroQuest Energy LLC (b)(d)
Term Loan
15.00% (15.00% PIK), due 11/8/25 (c)	7,496,261	2,473,766
2020 Term Loan
15.00% (15.00% PIK) (3 Month LIBOR + 6.50%), due 9/19/26 (c)(e)	731,040	731,040
Term Loan
15.00% (3 Month LIBOR + 6.50%), due 1/1/28 (e)	952,913	952,913
Prairie Acquiror LP
Initial Term Loan B2
10.094% (1 Month SOFR + 4.75%), due 8/1/29 (e)	2,292,532	2,291,713
TransMontaigne Operating Co. LP
Tranche Term Loan B
8.958% (1 Month SOFR + 3.50%), due 11/17/28 (e)	3,315,000	3,319,144
		17,172,781
	Principal Amount	Value

Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 4/13/28 (e)	$ 1,550,000	$ 618,709
Retail 0.9%
Great Outdoors Group LLC
Term Loan B2
9.208% (1 Month SOFR + 3.75%), due 3/6/28 (e)	23,568,463	23,525,899
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 9/29/28 (e)	2,203,673	2,227,087
Software 0.2%
Cloud Software Group, Inc.
Fourth Amendment Incremental Term Loan
9.335% (3 Month SOFR + 4.00%), due 3/30/29 (e)	5,936,291	5,927,636
Utilities 0.1%
PG&E Corp.
Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/23/27 (e)	2,250,000	2,256,327
Total Loan Assignments (Cost $161,821,216)		157,441,158
Total Long-Term Bonds (Cost $2,571,129,758)		2,499,486,447

	Shares

Common Stocks 0.9%
Consumer Staples Distribution & Retail 0.0% ‡
ASG Warrant Corp. (b)(d)(k)	3,368	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (k)	44,740	697,944
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(d)(k)	11,280	—
Electrical Equipment 0.1%
Energy Technologies, Inc. (b)(d)(k)	4,822	1,808,250
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (k)	159,661	2,691,884
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)	115,826	$ 1,331,999
Oil, Gas & Consumable Fuels 0.4%
Gulfport Energy Corp. (k)	28,390	4,286,890
PetroQuest Energy, Inc. (b)(d)(k)	82,247	—
Talos Energy, Inc. (k)	550,880	6,693,192
		10,980,082
Pharmaceuticals 0.2%
Endo, Inc. (a)(k)	2,163	61,105
Endo, Inc. (k)	215,427	6,085,813
		6,146,918
Total Common Stocks (Cost $63,811,553)		23,657,077
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(d)(k)	10,741	10,880,633
Total Preferred Stock (Cost $10,297,701)		10,880,633

	Number of Warrants

Warrants 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (k)	9,742	173,747
Total Warrants (Cost $3,897)		173,747
Total Investments (Cost $2,645,242,909)	94.7%	2,534,197,904
Other Assets, Less Liabilities	5.3	142,587,074
Net Assets	100.0%	$ 2,676,784,978

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of June 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $41,228,128, which represented 1.5% of the Portfolio’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Delayed delivery security.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 5)
(j)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
(k)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay High Yield Corporate Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 25,312,711	$ —	$ 25,312,711
Corporate Bonds	—	2,309,008,247	7,724,331	2,316,732,578
Loan Assignments	—	153,283,439	4,157,719	157,441,158
Total Long-Term Bonds	—	2,487,604,397	11,882,050	2,499,486,447
Common Stocks	19,818,884	2,029,943	1,808,250	23,657,077
Preferred Stock	—	—	10,880,633	10,880,633
Warrants	173,747	—	—	173,747
Total Investments in Securities	$ 19,992,631	$ 2,489,634,340	$ 24,570,933	$ 2,534,197,904

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,645,242,909)	$2,534,197,904
Cash	110,382,587
Receivables:
Interest	41,413,991
Portfolio shares sold	1,457,632
Investment securities sold	803,550
Other assets	489,953
Total assets	2,688,745,617
Liabilities
Payables:
Investment securities purchased	8,837,250
Portfolio shares redeemed	1,275,147
Manager (See Note 3)	1,222,716
NYLIFE Distributors (See Note 3)	464,764
Professional fees	69,344
Shareholder communication	57,856
Custodian	16,623
Trustees	376
Accrued expenses	16,563
Total liabilities	11,960,639
Net assets	$2,676,784,978
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$291,015
Additional paid-in-capital	2,760,080,068
2,760,371,083
Total distributable earnings (loss)	(83,586,105)
Net assets	$2,676,784,978
Initial Class
Net assets applicable to outstanding shares	$408,370,534
Shares of beneficial interest outstanding	43,664,577
Net asset value per share outstanding	$9.35
Service Class
Net assets applicable to outstanding shares	$2,268,414,444
Shares of beneficial interest outstanding	247,350,023
Net asset value per share outstanding	$9.17

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay High Yield Corporate Bond Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$87,218,443
Dividends	4,730,556
Total income	91,948,999
Expenses
Manager (See Note 3)	7,354,336
Distribution/Service—Service Class (See Note 3)	2,797,143
Professional fees	139,058
Shareholder communication	87,653
Custodian	33,658
Trustees	32,158
Miscellaneous	49,209
Total expenses	10,493,215
Net investment income (loss)	81,455,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(5,854,040)
Net change in unrealized appreciation (depreciation) on investments	1,534,986
Net realized and unrealized gain (loss)	(4,319,054)
Net increase (decrease) in net assets resulting from operations	$77,136,730
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$81,455,784	$153,512,638
Net realized gain (loss)	(5,854,040)	(56,454,736)
Net change in unrealized appreciation (depreciation)	1,534,986	190,921,470
Net increase (decrease) in net assets resulting from operations	77,136,730	287,979,372
Distributions to shareholders:
Initial Class	—	(23,513,967)
Service Class	—	(123,530,101)
Total distributions to shareholders	—	(147,044,068)
Capital share transactions:
Net proceeds from sales of shares	147,749,689	157,785,599
Net asset value of shares issued to shareholders in reinvestment of distributions	—	147,044,068
Cost of shares redeemed	(185,381,309)	(463,040,044)
Increase (decrease) in net assets derived from capital share transactions	(37,631,620)	(158,210,377)
Net increase (decrease) in net assets	39,505,110	(17,275,073)
Net Assets
Beginning of period	2,637,279,868	2,654,554,941
End of period	$2,676,784,978	$2,637,279,868
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay High Yield Corporate Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.08	$8.62	$9.94	$9.89	$9.96	$9.32
Net investment income (loss) (a)	0.29	0.54	0.47	0.47	0.54	0.58
Net realized and unrealized gain (loss)	(0.02)	0.45	(1.29)	0.08	(0.04)	0.64
Total from investment operations	0.27	0.99	(0.82)	0.55	0.50	1.22
Less distributions:
From net investment income	—	(0.53)	(0.50)	(0.50)	(0.57)	(0.58)
Net asset value at end of period	$9.35	$9.08	$8.62	$9.94	$9.89	$9.96
Total investment return (b)	2.97%(c)	11.87%	(8.06)%	5.51%	5.40%	13.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.39%††	6.03%	5.15%	4.66%	5.56%	5.84%
Net expenses	0.58%††	0.58%	0.58%	0.58%	0.59%(d)	0.59%(d)
Portfolio turnover rate	13%	18%	12%	35%	39%	28%
Net assets at end of period (in 000's)	$408,371	$404,006	$444,733	$592,890	$461,075	$471,775

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.91	$8.47	$9.77	$9.74	$9.81	$9.19
Net investment income (loss) (a)	0.27	0.51	0.44	0.44	0.50	0.55
Net realized and unrealized gain (loss)	(0.01)	0.44	(1.26)	0.06	(0.02)	0.62
Total from investment operations	0.26	0.95	(0.82)	0.50	0.48	1.17
Less distributions:
From net investment income	—	(0.51)	(0.48)	(0.47)	(0.55)	(0.55)
Net asset value at end of period	$9.17	$8.91	$8.47	$9.77	$9.74	$9.81
Total investment return (b)	2.92%(c)	11.59%	(8.29)%	5.25%	5.14%	12.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.14%††	5.80%	4.91%	4.43%	5.31%	5.60%
Net expenses	0.83%††	0.83%	0.83%	0.83%	0.84%(d)	0.84%(d)
Portfolio turnover rate	13%	18%	12%	35%	39%	28%
Net assets at end of period (in 000's)	$2,268,414	$2,233,274	$2,209,821	$2,778,783	$2,614,734	$2,557,069

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay High Yield Corporate Bond Portfolio (formerly known as MainStay VP MacKay High Yield Corporate Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

20	NYLI VP MacKay High Yield Corporate Bond Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market
21

Notes to Financial Statements (Unaudited) (continued)
conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date; and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest method. Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from

22	NYLI VP MacKay High Yield Corporate Bond Portfolio

non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The loans in which the Portfolio invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
23

Notes to Financial Statements (Unaudited) (continued)
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) LIBOR Replacement Risk. The Portfolio may invest in certain debt securities, derivatives or other financial instruments that have relied or continue to rely on LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. As of January 1, 2022, the United Kingdom Financial Conduct Authority ("FCA"), which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain most LIBOR rates due to the absence of an active market for interbank unsecured lending and other reasons. In connection with supervisory guidance from U.S. regulators, certain U.S. regulated entities have generally ceased to enter into certain new LIBOR contracts after January 1, 2022.  On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on Secured Overnight Financing Rate ("SOFR") (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Portfolio's investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio's performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Portfolio's performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to the Portfolio.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect,

24	NYLI VP MacKay High Yield Corporate Bond Portfolio

wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; 0.55% from $1 billion to $5 billion; and 0.525% in excess of $5 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.56% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $7,354,336 and paid the Subadvisor fees in the amount of $3,677,168.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,645,884,608	$46,849,385	$(158,536,089)	$(111,686,704)
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $201,019,889, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$13,618	$187,402
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$147,044,068
25

Notes to Financial Statements (Unaudited) (continued)
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of June 30, 2024, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	6/30/24 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 5,030,000	$ 5,170,425	$ —	0.0% ‡
GenOn Energy, Inc.
Common Stock	12/14/18	115,826	12,970,154	1,331,999	0.1
Sterling Entertainment Enterprises LLC
Corporate Bond 10.25%, due 1/15/25	12/28/17	$ 7,000,000	6,989,029	5,968,900	0.2
Total			$ 25,129,608	$ 7,300,899	0.3%

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended
June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $376,811 and $328,978, respectively.

26	NYLI VP MacKay High Yield Corporate Bond Portfolio

Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,993,999	$18,375,669
Shares redeemed	(2,846,971)	(26,107,594)
Net increase (decrease)	(852,972)	$(7,731,925)
Year ended December 31, 2023:
Shares sold	2,543,277	$22,581,222
Shares issued to shareholders in reinvestment of distributions	2,755,812	23,513,967
Shares redeemed	(12,386,994)	(109,896,288)
Net increase (decrease)	(7,087,905)	$(63,801,099)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	14,365,244	$129,374,020
Shares redeemed	(17,661,157)	(159,273,715)
Net increase (decrease)	(3,295,913)	$(29,899,695)
Year ended December 31, 2023:
Shares sold	15,363,866	$135,204,377
Shares issued to shareholders in reinvestment of distributions	14,737,721	123,530,101
Shares redeemed	(40,427,375)	(353,143,756)
Net increase (decrease)	(10,325,788)	$(94,409,278)
Note 11–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
28

NYLI VP MacKay Strategic Bond Portfolio
(formerly known as MainStay VP MacKay Strategic Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.6%
Asset-Backed Securities 13.2%
Automobile Asset-Backed Securities 8.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 1,750,000	$ 1,749,457
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	1,144,929	1,127,968
Series 2021-2, Class E
2.54%, due 7/13/27	2,240,000	2,191,994
Series 2021-4, Class E
3.12%, due 2/14/28	1,600,000	1,560,328
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	2,715,000	2,835,331
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,330,000	2,214,092
Series 2021-4A, Class D
1.99%, due 9/15/27	1,375,000	1,303,412
Series 2021-3A, Class E
2.65%, due 9/15/28	905,000	853,496
Series 2020-3A, Class E
3.62%, due 10/15/27	2,150,000	2,111,091
Exeter Automobile Receivables Trust (a)
Series 2021-1A, Class E
2.21%, due 2/15/28	1,500,000	1,434,978
Series 2021-3A, Class E
3.04%, due 12/15/28	3,825,000	3,601,522
Series 2022-1A, Class E
5.02%, due 10/15/29	1,270,000	1,199,323
Series 2022-2A, Class E
6.34%, due 10/15/29	2,825,000	2,721,635
Series 2022-5A, Class E
10.45%, due 4/15/30	2,190,000	2,311,013
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,340,000	1,269,423
Series 2021-4, Class D
2.26%, due 12/15/27	3,765,000	3,476,157
Series 2020-1, Class D
2.48%, due 3/16/26	638,268	629,139
Series 2020-1, Class E
3.52%, due 6/15/27	2,460,000	2,373,165
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	927,060
Series 2019-2, Class E
4.52%, due 12/15/26	1,258,000	1,245,035
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Flagship Credit Auto Trust (a) (continued)
Series 2020-3, Class E
4.98%, due 12/15/27	$ 1,295,000	$ 1,266,097
Series 2022-2, Class D
5.80%, due 4/17/28	1,995,000	1,891,755
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	1,405,000	1,429,179
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	3,630,000	3,457,873
Series 2021-4A, Class D
2.48%, due 10/15/27	2,285,000	2,183,085
Series 2021-2A, Class E
2.87%, due 5/15/28	2,410,000	2,290,348
Series 2021-3A, Class E
3.20%, due 10/16/28	2,780,000	2,606,994
Series 2020-1A, Class D
3.68%, due 11/16/26	1,192,352	1,188,995
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	689,421
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
13.583% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	1,250,000	1,249,956
		55,389,322
Other Asset-Backed Securities 4.6%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
1.433% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)(c)	1,250,000	1,250,000
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,305,956	1,199,209
Series 2019-1, Class B
3.85%, due 2/15/28	1,017,721	950,915
Series 2021-1, Class B
3.95%, due 7/11/30	1,297,500	1,198,274
Series 2015-2, Class A
4.00%, due 9/22/27	310,507	294,284
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	955,000	962,748
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,345,000	1,329,850

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	$ 1,358,172	$ 1,287,022
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,579,289	4,980,892
Series 2020-1, Class A2
1.99%, due 7/15/60	1,301,000	1,129,835
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,215,150
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	1,630,000	1,580,144
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	749,589	688,762
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,192,508
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	699,810
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	3,775,000	3,253,387
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	650,328
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)(c)	1,100,000	1,100,000
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	27,887,503	1,096,537
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,661,381
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	588,388	587,945
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,228,637	1,232,120
		29,541,101
Total Asset-Backed Securities (Cost $86,513,552)		84,930,423
	Principal Amount	Value
Corporate Bonds 38.0%
Aerospace & Defense 0.3%
Boeing Co. (The) (a)
6.528%, due 5/1/34	$ 890,000	$ 911,270
6.858%, due 5/1/54 (f)	935,000	959,471
		1,870,741
Agriculture 0.1%
BAT International Finance plc
4.448%, due 3/16/28	650,000	629,278
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,093,334	1,083,614
5.75%, due 4/20/29	3,255,000	3,166,688
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	590,257	583,109
4.75%, due 10/20/28	2,245,000	2,186,423
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,230,000	1,232,455
		8,252,289
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33	1,040,000	1,095,396
Auto Manufacturers 2.4%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,085,000	1,060,845
4.125%, due 8/17/27	1,380,000	1,311,270
6.80%, due 5/12/28	2,175,000	2,240,757
6.95%, due 3/6/26	1,150,000	1,168,572
7.20%, due 6/10/30	965,000	1,015,097
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	744,902
2.70%, due 6/10/31	2,255,000	1,864,350
4.30%, due 4/6/29	1,400,000	1,330,058
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,605,578
		15,341,429
Banks 13.4%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,891,530
6.35%, due 3/14/34	1,600,000	1,601,143
Bank of America Corp.
2.087%, due 6/14/29 (g)	920,000	816,173

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Bank of America Corp. (continued)
2.687%, due 4/22/32 (g)	$ 2,520,000	$ 2,129,706
3.384%, due 4/2/26 (g)	2,185,000	2,145,873
Series MM
4.30%, due 1/28/25 (g)(h)	1,741,000	1,711,221
8.57%, due 11/15/24	455,000	458,871
Barclays plc (b)(h)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,340,000	1,964,907
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,000,000	1,015,340
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,720,000	1,506,730
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(h)	1,600,000	1,439,959
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(h)	2,250,000	1,801,741
BPCE SA (a)(g)
2.045%, due 10/19/27	1,370,000	1,257,687
6.714%, due 10/19/29	700,000	725,693
Citigroup, Inc.
2.52%, due 11/3/32 (g)	1,465,000	1,203,687
5.50%, due 9/13/25 (f)	2,710,000	2,707,014
Series M
9.007% (3 Month SOFR + 3.685%), due 8/15/24 (b)(h)	3,975,000	3,964,973
Comerica, Inc.
5.982%, due 1/30/30 (g)	1,680,000	1,655,373
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(h)	2,965,000	2,578,337
Deutsche Bank AG
3.035%, due 5/28/32 (g)	640,000	537,317
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	4,285,000	4,029,874
Fifth Third Bank NA
3.85%, due 3/15/26	1,375,000	1,334,027
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,711,059
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (g)	1,555,000	1,435,935
6.75%, due 10/1/37	1,828,000	1,972,100
	Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (g)	$ 2,150,000	$ 2,116,616
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,127,820
KeyCorp
6.401%, due 3/6/35 (g)	1,985,000	2,012,468
Lloyds Banking Group plc
4.582%, due 12/10/25	2,500,000	2,454,483
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	1,095,000	1,046,211
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35 (b)	200,000	199,194
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(g)	2,065,000	1,706,524
Morgan Stanley
2.484%, due 9/16/36 (g)	2,895,000	2,290,296
5.00%, due 11/24/25	2,190,000	2,174,886
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,055,000	1,922,938
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (h)	2,740,000	2,159,048
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35	1,090,000	1,093,458
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,665,000	1,668,892
Santander Holdings USA, Inc. (g)
6.342%, due 5/31/35	1,085,000	1,081,887
6.499%, due 3/9/29	1,270,000	1,293,572
Societe Generale SA (a)(b)(h)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,540,000	1,373,545
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,405,870
Synchrony Bank
5.40%, due 8/22/25	1,970,000	1,955,215
UBS Group AG (a)
3.091%, due 5/14/32 (g)	895,000	763,440
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
UBS Group AG (a) (continued)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(h)	$ 2,715,000	$ 2,202,011
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	590,000	577,829
5.617% (1 Year SOFR + 1.34%), due 9/13/30 (b)	1,565,000	1,571,668
6.442%, due 8/11/28 (g)	830,000	850,989
Wells Fargo & Co.
3.00%, due 10/23/26 (f)	1,640,000	1,557,895
3.35%, due 3/2/33 (g)	1,510,000	1,309,480
5.499%, due 1/23/35 (g)	330,000	328,843
5.557%, due 7/25/34 (g)	395,000	394,708
Series U
5.875%, due 6/15/25 (h)	595,000	592,281
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,825,000	1,497,244
		86,325,581
Building Materials 0.4%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,645,000	2,688,642
Chemicals 1.2%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	3,185,000	2,686,080
Braskem Netherlands Finance BV (a)
4.50%, due 1/10/28	1,015,000	924,085
8.50%, due 1/12/31	610,000	623,115
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,945,000	1,974,558
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	1,560,000	1,412,756
		7,620,594
Commercial Services 0.3%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,837,627
Computers 0.1%
Dell International LLC
8.10%, due 7/15/36	670,000	799,027
	Principal Amount	Value

Diversified Financial Services 3.5%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	$ 2,200,000	$ 1,999,295
Air Lease Corp.
2.30%, due 2/1/25	1,820,000	1,781,089
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(h)	580,000	559,202
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	3,547,468
8.00%, due 11/1/31 (f)	2,010,000	2,218,211
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,189,938
5.75%, due 11/15/29 (f)	1,505,000	1,495,824
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,545,000	1,465,996
Capital One Financial Corp. (g)
6.051%, due 2/1/35	635,000	638,689
6.312%, due 6/8/29	1,875,000	1,918,469
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,596,558
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,985,000	1,972,430
OneMain Finance Corp.
3.50%, due 1/15/27	1,175,000	1,100,913
		22,484,082
Electric 2.8%
AEP Texas, Inc.
4.70%, due 5/15/32	1,460,000	1,374,233
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,850,000	1,843,185
Appalachian Power Co.
5.65%, due 4/1/34	1,235,000	1,222,785
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,045,000	1,016,639
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,211,803
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,063,809
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,659,336
IPALCO Enterprises, Inc.
5.75%, due 4/1/34 (a)	1,465,000	1,454,086
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,460,000	1,605,407

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	$ 2,935,000	$ 2,701,522
Virginia Electric and Power Co.
5.70%, due 8/15/53	1,585,000	1,576,082
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,527,834
WEC Energy Group, Inc.
7.696% (3 Month SOFR + 2.374%), due 5/15/67 (b)	340	336
		18,257,057
Environmental Control 0.1%
Reworld Holding Corp.
4.875%, due 12/1/29 (a)	1,025,000	935,546
Food 0.8%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,663,000	1,659,028
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,885,000	1,946,747
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,702,308
		5,308,083
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,638,011
Gas 1.1%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,300,000	1,327,989
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,002,626
5.50%, due 10/1/26	2,120,000	2,116,422
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,330,000	1,161,528
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	2,010,000	1,265,258
		6,873,823
Household Products & Wares 0.2%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	1,470,000	1,504,451
	Principal Amount	Value

Insurance 1.1%
Lincoln National Corp.
7.948% (3 Month SOFR + 2.619%), due 5/17/66 (b)	$ 6,418,000	$ 5,223,595
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	1,931,053
		7,154,648
Iron & Steel 0.2%
Algoma Steel, Inc.
9.125%, due 4/15/29 (a)	1,320,000	1,285,350
Lodging 0.3%
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,767,058
Media 0.4%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,404,579
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,445,000	1,001,838
		2,406,417
Mining 0.7%
First Quantum Minerals Ltd.
9.375%, due 3/1/29 (a)	1,596,000	1,667,621
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,018,988
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,875,000	1,909,594
		4,596,203
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.319% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	3,055,000	2,686,384
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	920,000	690,000
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	76,587
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	943,000	941,077
		1,017,664
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals 0.6%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	$ 1,020,000	$ 1,047,879
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	10,000	9,386
4.75%, due 5/9/27	2,855,000	2,751,243
7.875%, due 9/15/29	10,000	10,741
		3,819,249
Pipelines 4.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,825,000	1,467,026
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,715,000	2,446,659
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,132,915
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,660,000	1,500,668
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(h)	3,435,000	3,388,114
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	785,000	780,261
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	1,922,063
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	1,980,000	2,007,249
MPLX LP
4.00%, due 3/15/28	2,500,000	2,392,086
4.125%, due 3/1/27	1,780,000	1,728,411
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,214,892
Targa Resources Corp.
4.20%, due 2/1/33	935,000	840,731
Venture Global LNG, Inc.
9.875%, due 2/1/32 (a)	980,000	1,066,657
Western Midstream Operating LP
5.25%, due 2/1/50 (j)	2,100,000	1,840,645
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	691,776
		25,420,153
Real Estate Investment Trusts 0.8%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,254,000	2,124,030
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	$ 3,409,000	$ 3,206,755
		5,330,785
Retail 0.2%
AutoNation, Inc.
4.75%, due 6/1/30	926,000	884,957
Nordstrom, Inc.
4.25%, due 8/1/31	625,000	555,741
		1,440,698
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	910,000	677,675
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	1,405,000	953,767
Water 0.3%
Aegea Finance SARL (a)
6.75%, due 5/20/29	1,065,000	1,035,657
9.00%, due 1/20/31	630,000	655,193
		1,690,850
Total Corporate Bonds (Cost $260,525,777)		244,398,558
Foreign Government Bonds 3.7%
Argentina 0.2%
Argentina Government Bond
3.625%, due 7/9/35 (j)	2,410,000	1,009,276
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	565,000	482,409
Chile 0.8%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,600,000	1,651,716
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	4,005,000	3,414,843
		5,066,559

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	$ 2,065,000	$ 1,579,686
4.50%, due 1/28/26	650,000	635,553
		2,215,239
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,850,000	1,655,066
Egypt 0.2%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,560,000	1,271,525
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	1,800,000	1,617,750
Mexico 1.3%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,315,000	1,850,948
4.677%, due 2/9/51	2,765,000	1,908,723
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	3,401,728
6.75%, due 9/21/47	1,945,000	1,279,409
		8,440,808
Paraguay 0.3%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	2,050,000	1,977,552
Total Foreign Government Bonds (Cost $27,085,747)		23,736,184
Loan Assignments 0.6%
Cargo Transport 0.2%
Genesse & Wyoming, Inc.
Initial Term Loan
7.335% (3 Month SOFR + 2.00%), due 4/10/31 (b)	1,390,000	1,388,277
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Second Refinancing Term Loan
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	929,637	886,641
	Principal Amount	Value

High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien 2024 Incremental Term Loan
9.585% (3 Month SOFR + 4.25%), due 2/1/31 (b)	$ 1,490,000	$ 1,492,129
Total Loan Assignments (Cost $3,784,006)		3,767,047
Mortgage-Backed Securities 43.0%
Agency (Collateralized Mortgage Obligations) 9.8%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,930,824	1,508,690
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,375,816	1,640,757
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	3,627,782	92,903
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	2,190,930	9,880
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(d)	8,598,341	242,574
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	2,961,113	64,826
REMIC, Series 5326
(zero coupon), due 8/25/53	709,585	554,999
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,768,509	2,253,981
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,211,694	967,609
REMIC, Series 5363
(zero coupon), due 12/25/53	1,345,493	1,124,197
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	1,097,230	683,488
REMIC, Series 4993, Class KS
0.60% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	4,690,466	516,283
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (d)	946,935	149,900
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	1,324,597	762,384
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (d)	4,817,288	569,131
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (d)	2,004,946	234,178
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (d)	$ 3,391,963	$ 576,663
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	2,578,804	460,301
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,513,986	255,771
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (d)	4,115,695	617,597
REMIC, Series 5191
3.50%, due 9/25/50 (d)	2,154,658	407,557
REMIC, Series 5036
3.50%, due 11/25/50 (d)	2,656,216	515,302
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,393,623	265,156
REMIC, Series 5164, Class FA
4.00% (SOFR 30A + 0.25%), due 11/25/51 (b)	1,358,538	1,172,515
FHLMC, Strips
REMIC, Series 311
(zero coupon), due 8/15/43	1,381,395	1,028,951
REMIC, Series 311, Class S1
0.502% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	4,437,536	424,064
REMIC, Series 389, Class C35
2.00%, due 6/15/52 (d)	3,630,059	461,161
FNMA
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(d)	12,650,602	102,591
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	9,985,452	57,866
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	1,707,755	2,712
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,319,625	1,035,468
REMIC, Series 2023-41
(zero coupon), due 9/25/53	1,123,948	853,440
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,424,795	1,083,216
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,286,671	1,040,142
REMIC, Series 2022-10, Class SA
0.415% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,374,796	293,046
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-40, Class SI
0.50% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	$ 2,862,202	$ 248,596
REMIC, Series 2016-57, Class SN
0.60% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	2,189,083	200,607
REMIC, Series 2019-32, Class SB
0.60% (SOFR 30A + 5.936%), due 6/25/49 (b)(d)	2,223,373	215,389
REMIC, Series 2020-23, Class PS
0.60% (SOFR 30A + 5.936%), due 2/25/50 (b)(d)	2,647,180	277,338
REMIC, Series 2016-19, Class SD
0.65% (SOFR 30A + 5.986%), due 4/25/46 (b)(d)	4,286,728	270,758
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	1,548,709	212,888
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,919,049	294,008
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (d)	5,645,035	863,407
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	745,559	95,725
REMIC, Series 2021-57, Class ZW
2.50%, due 7/25/51	1,365,089	781,459
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,909,217	656,542
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,551,405	554,472
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,277,514	1,101,884
FNMA, Strips
REMIC, Series 426, Class C32
1.50%, due 2/25/52 (d)	6,711,276	641,629
GNMA
REMIC, Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	641,908	6,531
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,825,093	39,583
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	5,264,617	64,337
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	7,071,042	53,094

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	$ 6,912,680	$ 77,197
REMIC, Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	7,235,073	50,870
REMIC, Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	1,098,350	1,255
REMIC, Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	2,455,344	2,833
REMIC, Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	1,397,349	7,245
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	5,493,237	46,643
REMIC, Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	11,866,390	87,134
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	2,494,536	34,710
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	4,516,750	137,650
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	8,973,861	158,201
REMIC, Series 2021-214, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	41,367,440	111,642
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	4,877,133	9,421
REMIC, Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	6,906,700	41,119
REMIC, Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	35,056,861	138,285
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	3,592,046	53,718
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	$ 7,511,451	$ 91,426
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	3,764,053	44,145
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	18,965,806	272,681
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,371,627	1,059,309
REMIC, Series 2023-53
(zero coupon), due 4/20/53	848,781	659,890
REMIC, Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	8,501,138	284,451
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	1,177,460	987,606
REMIC, Series 2020-183, Class HT
0.437% (SOFR 30A + 5.77%), due 12/20/50 (b)(d)	4,275,855	434,952
REMIC, Series 2023-60, Class ES
0.534% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,924,146	1,713,815
REMIC, Series 2022-190, Class HS
0.597% (1 Month SOFR + 5.936%), due 2/20/50 (b)(d)	8,500,394	903,896
REMIC, Series 2020-34, Class SC
0.597% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	3,979,362	414,663
REMIC, Series 2020-146, Class SA
0.847% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,768,712	325,151
REMIC, Series 2020-167, Class SN
0.847% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,652,302	206,091
REMIC, Series 2021-179, Class SA
0.847% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	4,164,971	491,915
REMIC, Series 2020-189, Class SU
0.847% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	928,191	118,519
REMIC, Series 2021-46, Class TS
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,966,578	246,328
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-57, Class SA
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	$ 6,386,119	$ 751,185
REMIC, Series 2021-57, Class SD
0.847% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	2,269,963	270,711
REMIC, Series 2021-96, Class NS
0.847% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	5,106,161	627,331
REMIC, Series 2021-96, Class SN
0.847% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,593,698	406,637
REMIC, Series 2021-97, Class SM
0.847% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,750,196	485,593
REMIC, Series 2021-122, Class HS
0.847% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,382,765	434,855
REMIC, Series 2022-137, Class S
0.847% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,592,994	410,389
REMIC, Series 2021-96, Class JS
0.897% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	3,366,491	410,827
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,890,408	2,096,608
REMIC, Series 2023-86, Class SE
1.317% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	2,514,901	328,872
REMIC, Series 2023-66, Class MP
1.634% (SOFR 30A + 12.30%), due 5/20/53 (b)	2,042,042	1,931,657
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,847,124	180,415
REMIC, Series 2020-176, Class AI
2.00%, due 11/20/50 (d)	11,469,746	1,328,552
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50 (d)	2,345,304	250,779
REMIC, Series 2020-188
2.00%, due 12/20/50 (d)	3,971,903	434,426
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51 (d)	4,090,683	395,027
REMIC, Series 2021-49, Class YI
2.00%, due 3/20/51 (d)	540,768	55,820
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	711,083	572,836
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	$ 3,086,650	$ 353,794
REMIC, Series 2021-97, Class IN
2.50%, due 8/20/49 (d)	4,899,016	465,614
REMIC, Series 2019-159, Class P
2.50%, due 9/20/49	1,462,801	1,244,185
REMIC, Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	782,600	101,663
REMIC, Series 2020-122, Class IW
2.50%, due 7/20/50 (d)	2,573,330	326,502
REMIC, Series 2020-151, Class TI
2.50%, due 10/20/50 (d)	2,444,758	335,229
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(d)	4,724,340	549,115
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	1,365,337	169,199
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (d)	2,950,345	392,917
REMIC, Series 2021-149, Class CI
2.50%, due 8/20/51 (d)	3,789,498	529,792
REMIC, Series 2021-177, Class CI
2.50%, due 10/20/51 (d)	2,813,548	356,034
REMIC, Series 2022-83
2.50%, due 11/20/51 (d)	4,072,667	574,359
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	5,085,678	801,192
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	2,346,355	371,124
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	509,020	78,611
REMIC, Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,579,846	1,327,813
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,715,590	301,913
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	2,637,724	424,505
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	4,432,922	660,907
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	3,659,436	562,801
REMIC, Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	3,429,241	536,815
REMIC, Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,385,240	1,219,932

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-63, Class MA
3.50%, due 5/20/50	$ 1,445,131	$ 1,299,522
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	4,986,666	875,447
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
8.70% (SOFR 30A + 3.364%), due 10/25/49 (a)(b)	672	672
		63,052,484
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.6%
BAMLL Commercial Mortgage Securities Trust
Series 2022-DKLX, Class F
10.286% (1 Month SOFR + 4.957%), due 1/15/39 (a)(b)	1,850,000	1,816,784
BANK
Series 2019-BN22, Class D
2.50%, due 11/15/62 (a)	2,045,000	1,444,259
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,125,000	2,111,500
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	2,005,000	1,725,976
Bayview Commercial Asset Trust (a)(b)
Series 2005-3A, Class A1
5.94% (1 Month SOFR + 0.594%), due 11/25/35	740,813	705,873
Series 2007-4A, Class A1
6.135% (1 Month SOFR + 0.789%), due 9/25/37	768,423	721,247
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class A
6.248% (1 Month SOFR + 0.919%), due 3/15/37	1,175,000	1,110,397
Series 2018-TALL, Class C
6.647% (1 Month SOFR + 1.318%), due 3/15/37	3,205,000	2,836,539
Series 2018-TALL, Class D
6.975% (1 Month SOFR + 1.646%), due 3/15/37	1,695,000	1,457,770
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.243%, due 10/10/51 (a)	695,000	492,880
Series 2019-B14, Class C
3.898%, due 12/15/62	2,000,000	1,467,476
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Benchmark Mortgage Trust (e) (continued)
Series 2018-B3, Class C
4.666%, due 4/10/51	$ 1,305,000	$ 1,060,977
BPR Trust
Series 2021-TY, Class D
7.793% (1 Month SOFR + 2.464%), due 9/15/38 (a)(b)	700,000	687,750
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (a)(e)	1,050,000	912,936
BX Trust (a)
Series 2019-OC11, Class E
4.075%, due 12/9/41 (e)	1,265,000	1,070,260
Series 2021-SDMF, Class F
7.38% (1 Month SOFR + 2.051%), due 9/15/34 (b)	1,112,733	1,068,321
Series 2024-BIO, Class C
7.969% (1 Month SOFR + 2.64%), due 2/15/41 (b)	750,000	746,725
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.517% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,995,000	1,962,591
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,534,000	2,022,078
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	1,085,000	931,526
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	1,575,000	1,548,493
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	2,360,000	2,043,943
Series 2016-DC2, Class D
4.062%, due 2/10/49 (a)(e)	1,460,000	1,264,528
Series 2014-CR15, Class D
4.082%, due 2/10/47 (a)(e)	1,940,000	1,746,964
Series 2015-CR22, Class C
4.20%, due 3/10/48 (e)	1,485,000	1,318,863
Series 2013-CR7, Class E
4.384%, due 3/10/46 (a)(e)	1,724,000	1,499,015
Series 2012-LC4, Class C
5.468%, due 12/10/44 (e)	1,405,000	1,242,017
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.082%, due 1/15/49 (a)(e)	$ 1,420,000	$ 1,061,932
DROP Mortgage Trust
Series 2021-FILE, Class A
6.593% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	2,190,000	2,086,084
ELM Trust
Series 2024-ELM, Class D10
6.626%, due 6/10/39 (a)(k)	810,000	810,465
FHLMC
REMIC, Series 2024-MN8, Class M2
9.585% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	985,000	997,096
GNMA (d)
REMIC, Series 2020-177
0.819%, due 6/16/62 (e)	5,392,662	326,778
REMIC, Series 2023-194, Class CI
0.876%, due 10/16/65 (e)	6,864,141	473,110
REMIC, Series 2021-164
0.949%, due 10/16/63 (e)	6,007,421	433,827
REMIC, Series 2023-159, Class CI
0.956%, due 7/16/65 (k)	9,038,998	703,968
REMIC, Series 2020-168, Class IA
0.979%, due 12/16/62 (e)	4,489,652	320,452
REMIC, Series 2021-47
0.992%, due 3/16/61 (e)	10,367,755	726,500
REMIC, Series 2022-185, Class DI
1.023%, due 10/16/65 (e)	3,867,280	288,271
REMIC, Series 2023-172
1.386%, due 2/16/66 (e)	6,183,534	616,449
Hudson Yards Mortgage Trust
Series 2019-30HY, Class D
3.558%, due 7/10/39 (a)(e)	745,000	625,700
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class C
2.742%, due 10/9/42 (e)	1,370,000	983,316
Series 2013-C13, Class E
3.986%, due 1/15/46 (k)	1,025,000	901,916
Series 2012-C6, Class E
5.129%, due 5/15/45 (e)	1,678,288	1,544,807
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	343,369
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	$ 1,645,000	$ 1,230,008
Series 2017-C5, Class B
4.009%, due 3/15/50 (k)	985,000	822,621
Life Mortgage Trust
Series 2022-BMR2, Class D
7.871% (1 Month SOFR + 2.542%), due 5/15/39 (a)(b)	1,645,000	1,564,485
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B
3.996%, due 8/15/31	1,060,000	890,357
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.20% (SOFR 30A + 3.864%), due 3/25/50	3,348,785	3,356,676
Series 2019-01, Class B10
10.95% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,483,476
Series 2023-01, Class M10
11.835% (SOFR 30A + 6.50%), due 11/25/53	2,405,000	2,694,459
Series 2020-01, Class CE
12.95% (SOFR 30A + 7.614%), due 3/25/50	1,870,000	1,858,576
ORL Trust
Series 2023-GLKS, Class D
9.63% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	1,115,000	1,118,481
SREIT Trust
Series 2021-MFP, Class G
8.417% (1 Month SOFR + 3.088%), due 11/15/38 (a)(b)	2,090,745	2,068,226
TX Trust
Series 2024-HOU, Class E
9.706% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	1,120,000	1,110,320
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	833,431
Series 2018-C9, Class C
5.112%, due 3/15/51 (e)	1,180,000	879,228
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(k)	2,510,226	2,316,133

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	$ 600,000	$ 461,802
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,375,000	1,997,710
Series 2017-C39, Class D
4.512%, due 9/15/50 (a)(e)	1,530,000	1,174,211
Series 2016-NXS5, Class D
5.142%, due 1/15/59 (e)	2,085,000	1,586,706
Series 2024-1CHI, Class E
7.574%, due 7/15/35 (a)(e)	1,450,000	1,426,410
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.196%, due 3/15/45 (a)(e)	1,150,000	953,987
		81,089,031
Whole Loan (Collateralized Mortgage Obligations) 20.6%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.06% (1 Month SOFR + 0.714%), due 11/25/45 (b)	1,114,450	760,338
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	49,110,984	571,519
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2B1
8.45% (SOFR 30A + 3.114%), due 1/25/40	615,000	632,681
Series 2020-SBT1, Class 1M2
9.10% (SOFR 30A + 3.764%), due 2/25/40	2,275,000	2,417,052
Series 2020-SBT1, Class 2M2
9.10% (SOFR 30A + 3.764%), due 2/25/40	250,000	265,652
Series 2024-R01, Class 1B2
9.335% (SOFR 30A + 4.00%), due 1/25/44	900,000	930,738
Series 2019-R03, Class 1B1
9.55% (SOFR 30A + 4.214%), due 9/25/31	1,161,964	1,240,409
Series 2021-R03, Class 1B2
10.835% (SOFR 30A + 5.50%), due 12/25/41	2,755,000	2,889,850
Series 2021-R01, Class 1B2
11.335% (SOFR 30A + 6.00%), due 10/25/41	3,170,000	3,330,129
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2022-R01, Class 1B2
11.335% (SOFR 30A + 6.00%), due 12/25/41	$ 2,900,000	$ 3,055,718
Series 2020-SBT1, Class 2B1
12.05% (SOFR 30A + 6.714%), due 2/25/40	1,630,000	1,768,550
Series 2020-SBT1, Class 1B1
12.20% (SOFR 30A + 6.864%), due 2/25/40	1,900,000	2,064,130
Series 2022-R05, Class 2B2
12.335% (SOFR 30A + 7.00%), due 4/25/42	2,620,000	2,870,922
Series 2022-R02, Class 2B2
12.985% (SOFR 30A + 7.65%), due 1/25/42	1,100,000	1,200,303
Series 2019-HRP1, Class B1
14.70% (SOFR 30A + 9.364%), due 11/25/39	3,205,000	3,560,231
Series 2022-R04, Class 1B2
14.835% (SOFR 30A + 9.50%), due 3/25/42	2,890,000	3,286,614
Series 2022-R03, Class 1B2
15.185% (SOFR 30A + 9.85%), due 3/25/42	650,000	744,070
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(k)	1,291,420	1,115,005
FHLMC STACR REMIC Trust (a)(b)
Series 2021-DNA1, Class B1
7.985% (SOFR 30A + 2.65%), due 1/25/51	2,795,000	2,963,374
Series 2021-HQA1, Class B1
8.335% (SOFR 30A + 3.00%), due 8/25/33	4,325,000	4,739,494
Series 2020-DNA6, Class B1
8.335% (SOFR 30A + 3.00%), due 12/25/50	1,345,000	1,457,602
Series 2021-DNA5, Class B1
8.385% (SOFR 30A + 3.05%), due 1/25/34	1,625,000	1,736,925
Series 2021-HQA2, Class B1
8.485% (SOFR 30A + 3.15%), due 12/25/33	3,090,000	3,429,529
Series 2021-DNA2, Class B1
8.735% (SOFR 30A + 3.40%), due 8/25/33	2,315,000	2,586,816
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-DNA3, Class B1
8.835% (SOFR 30A + 3.50%), due 10/25/33	$ 1,490,000	$ 1,677,209
Series 2020-HQA5, Class B1
9.335% (SOFR 30A + 4.00%), due 11/25/50	2,895,000	3,258,266
Series 2021-DNA1, Class B2
10.085% (SOFR 30A + 4.75%), due 1/25/51	3,390,500	3,663,068
Series 2020-DNA2, Class B2
10.25% (SOFR 30A + 4.914%), due 2/25/50	2,605,000	2,787,158
Series 2021-HQA1, Class B2
10.335% (SOFR 30A + 5.00%), due 8/25/33	3,200,000	3,448,992
Series 2020-HQA1, Class B2
10.55% (SOFR 30A + 5.214%), due 1/25/50	2,881,000	3,107,163
Series 2022-HQA1, Class M2
10.585% (SOFR 30A + 5.25%), due 3/25/42	2,155,000	2,332,073
Series 2022-HQA3, Class M2
10.685% (SOFR 30A + 5.35%), due 8/25/42	1,790,000	1,963,906
Series 2020-DNA1, Class B2
10.70% (SOFR 30A + 5.364%), due 1/25/50	750,000	818,766
Series 2021-HQA2, Class B2
10.785% (SOFR 30A + 5.45%), due 12/25/33	3,440,000	3,801,698
Series 2021-DNA5, Class B2
10.835% (SOFR 30A + 5.50%), due 1/25/34	3,190,000	3,574,810
Series 2023-HQA1, Class M2
10.835% (SOFR 30A + 5.50%), due 5/25/43	1,265,000	1,417,712
Series 2021-DNA2, Class B2
11.335% (SOFR 30A + 6.00%), due 8/25/33	2,783,218	3,255,971
Series 2022-HQA2, Class M2
11.335% (SOFR 30A + 6.00%), due 7/25/42	2,508,000	2,783,658
Series 2021-DNA3, Class B2
11.585% (SOFR 30A + 6.25%), due 10/25/33	2,855,000	3,377,408
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-HQA3, Class B2
11.585% (SOFR 30A + 6.25%), due 9/25/41	$ 2,175,000	$ 2,269,801
Series 2021-HQA4, Class B2
12.335% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,535,793
Series 2022-HQA1, Class B1
12.335% (SOFR 30A + 7.00%), due 3/25/42	2,160,000	2,403,885
Series 2022-DNA1, Class B2
12.435% (SOFR 30A + 7.10%), due 1/25/42	2,200,000	2,357,590
Series 2020-HQA5, Class B2
12.735% (SOFR 30A + 7.40%), due 11/25/50	1,500,000	1,814,701
Series 2021-DNA7, Class B2
13.135% (SOFR 30A + 7.80%), due 11/25/41	3,493,874	3,781,126
Series 2022-HQA1, Class B2
16.335% (SOFR 30A + 11.00%), due 3/25/42	555,000	644,060
FHLMC STACR Trust (a)(b)
Series 2019-FTR3, Class B2
10.25% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,065,377
Series 2019-FTR4, Class B2
10.45% (SOFR 30A + 5.114%), due 11/25/47	600,000	646,726
Series 2019-FTR2, Class B2
12.85% (SOFR 30A + 7.514%), due 11/25/48	1,680,000	1,936,320
Series 2019-HQA3, Class B2
12.95% (SOFR 30A + 7.614%), due 9/25/49	1,365,000	1,543,642
Series 2019-FTR1, Class B2
13.80% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,052,904
Series 2018-HQA2, Class B2
16.45% (SOFR 30A + 11.114%), due 10/25/48	2,795,000	3,553,200
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.535% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	3,075,000	3,255,027
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(k)	354,809	331,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.90% (1 Month SOFR + 0.554%), due 6/25/37 (b)	$ 437,933	$ 377,003
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.168%, due 6/25/51 (d)(e)	35,970,137	332,900
Series 2018-7, Class B3
4.253%, due 9/25/48 (k)	1,444,674	1,257,306
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.95% (SOFR 30A + 10.614%), due 2/25/47	2,875,000	3,547,031
Series 2018-HRP1, Class B2
17.20% (SOFR 30A + 11.864%), due 5/25/43	1,119,319	1,361,372
Structured Asset Mortgage Investments II Trust
Series 2005-AR8, Class A2
6.538% (12 Month Monthly Treasury Average Index + 1.48%), due 2/25/36 (b)	358,912	295,461
Towd Point Mortgage Trust
Series 2019-1, Class B2
3.784%, due 3/25/58 (a)(k)	545,000	409,495
		132,658,047
Total Mortgage-Backed Securities (Cost $272,396,235)		276,799,562
Municipal Bond 0.1%
California 0.1%
Regents of the University of California Medical Center Revenue Bonds
Series N
3.006%, due 5/15/50	1,580,000	1,063,287
Total Municipal Bond (Cost $1,580,000)		1,063,287
Total Long-Term Bonds (Cost $651,885,317)		634,695,061

	Shares	Value

Short-Term Investments 0.3%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 5.187% (l)	1,243,159	$ 1,243,159
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.316% (l)(m)	547,958	547,958
Total Short-Term Investments (Cost $1,791,117)		1,791,117
Total Investments (Cost $653,676,434)	98.9%	636,486,178
Other Assets, Less Liabilities	1.1	7,175,108
Net Assets	100.0%	$ 643,661,286

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2024.
(f)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $531,228. The Portfolio received cash collateral with a value of $547,958. (See Note 2(J))
(g)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Illiquid security—As of June 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $690,000, which represented 0.1% of the Portfolio’s net assets.
(j)	Step coupon—Rate shown was the rate in effect as of June 30, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2024.
(l)	Current yield as of June 30, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 5,193	$ 90,288	$ (94,238)	$ —	$ —	$ 1,243	$ 114	$ —	1,243
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	13	September 2024	$ 2,649,287	$ 2,654,844	$ 5,557
U.S. Treasury 5 Year Notes	143	September 2024	15,251,037	15,240,672	(10,365)
U.S. Treasury 10 Year Notes	154	September 2024	16,950,873	16,937,594	(13,279)
U.S. Treasury 10 Year Ultra Bonds	892	September 2024	100,143,007	101,269,875	1,126,868
U.S. Treasury Long Bonds	43	September 2024	5,012,290	5,087,437	75,147
U.S. Treasury Ultra Bonds	45	September 2024	5,579,666	5,640,469	60,803
Net Unrealized Appreciation					$ 1,244,731

1.	As of June 30, 2024, cash in the amount of $3,556,685 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay Strategic Bond Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 84,930,423	$ —	$ 84,930,423
Corporate Bonds	—	244,398,558	—	244,398,558
Foreign Government Bonds	—	23,736,184	—	23,736,184
Loan Assignments	—	3,767,047	—	3,767,047
Mortgage-Backed Securities	—	276,799,562	—	276,799,562
Municipal Bond	—	1,063,287	—	1,063,287
Total Long-Term Bonds	—	634,695,061	—	634,695,061
Short-Term Investments
Affiliated Investment Company	1,243,159	—	—	1,243,159
Unaffiliated Investment Company	547,958	—	—	547,958
Total Short-Term Investments	1,791,117	—	—	1,791,117
Total Investments in Securities	1,791,117	634,695,061	—	636,486,178
Other Financial Instruments
Futures Contracts (b)	1,268,375	—	—	1,268,375
Total Investments in Securities and Other Financial Instruments	$ 3,059,492	$ 634,695,061	$ —	$ 637,754,553
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (23,644)	$ —	$ —	$ (23,644)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $652,433,275) including securities on loan of $531,228	$635,243,019
Investment in affiliated investment companies, at value (identified cost $1,243,159)	1,243,159
Cash	859,065
Cash denominated in foreign currencies (identified cost $587)	586
Cash collateral on deposit at broker for futures contracts	3,556,685
Due from custodian	1,750,000
Receivables:
Interest	4,790,208
Investment securities sold	2,808,300
Portfolio shares sold	246,297
Securities lending	533
Other assets	7,128
Total assets	650,504,980
Liabilities
Cash collateral received for securities on loan	547,958
Payables:
Investment securities purchased	4,100,000
Portfolio shares redeemed	1,067,194
Variation margin on futures contracts	605,595
Manager (See Note 3)	313,755
NYLIFE Distributors (See Note 3)	127,705
Professional fees	38,626
Shareholder communication	18,538
Custodian	14,448
Trustees	195
Accrued expenses	9,680
Total liabilities	6,843,694
Net assets	$643,661,286
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$67,345
Additional paid-in-capital	712,416,300
712,483,645
Total distributable earnings (loss)	(68,822,359)
Net assets	$643,661,286
Initial Class
Net assets applicable to outstanding shares	$27,419,490
Shares of beneficial interest outstanding	2,859,275
Net asset value per share outstanding	$9.59
Service Class
Net assets applicable to outstanding shares	$616,241,796
Shares of beneficial interest outstanding	64,485,554
Net asset value per share outstanding	$9.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay Strategic Bond Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$19,856,893
Dividends-affiliated	113,970
Securities lending, net	5,474
Other	63,993
Total income	20,040,330
Expenses
Manager (See Note 3)	1,930,327
Distribution/Service—Service Class (See Note 3)	787,861
Professional fees	61,158
Custodian	32,573
Shareholder communication	16,691
Trustees	8,254
Miscellaneous	13,026
Total expenses	2,849,890
Net investment income (loss)	17,190,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,988,956)
Futures transactions	(887,156)
Foreign currency transactions	5,832
Net realized gain (loss)	(4,870,280)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,318,355
Futures contracts	(3,508,431)
Translation of other assets and liabilities in foreign currencies	(1,977)
Net change in unrealized appreciation (depreciation)	7,807,947
Net realized and unrealized gain (loss)	2,937,667
Net increase (decrease) in net assets resulting from operations	$20,128,107
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,190,440	$32,162,347
Net realized gain (loss)	(4,870,280)	(32,203,317)
Net change in unrealized appreciation (depreciation)	7,807,947	65,052,248
Net increase (decrease) in net assets resulting from operations	20,128,107	65,011,278
Distributions to shareholders:
Initial Class	(746,230)	(1,206,905)
Service Class	(16,601,033)	(31,460,221)
Total distributions to shareholders	(17,347,263)	(32,667,126)
Capital share transactions:
Net proceeds from sales of shares	25,306,540	33,996,571
Net asset value of shares issued to shareholders in reinvestment of distributions	17,347,263	32,667,126
Cost of shares redeemed	(78,197,238)	(145,778,845)
Increase (decrease) in net assets derived from capital share transactions	(35,543,435)	(79,115,148)
Net increase (decrease) in net assets	(32,762,591)	(46,770,996)
Net Assets
Beginning of period	676,423,877	723,194,873
End of period	$643,661,286	$676,423,877
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay Strategic Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.55	$9.11	$10.19	$10.25	$9.92	$9.60
Net investment income (loss) (a)	0.26	0.45	0.34	0.29	0.28	0.29
Net realized and unrealized gain (loss)	0.05	0.46	(1.08)	(0.10)	0.32	0.38
Total from investment operations	0.31	0.91	(0.74)	0.19	0.60	0.67
Less distributions:
From net investment income	(0.27)	(0.47)	(0.34)	(0.25)	(0.26)	(0.35)
Return of capital	—	—	(0.00)‡	—	(0.01)	—
Total distributions	(0.27)	(0.47)	(0.34)	(0.25)	(0.27)	(0.35)
Net asset value at end of period	$9.59	$9.55	$9.11	$10.19	$10.25	$9.92
Total investment return (b)	3.24%	10.19%	(7.24)%	1.96%	6.12%	7.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.48%††	4.86%	3.54%	2.80%	2.84%	2.96%
Net expenses (c)	0.63%††	0.62%	0.62%	0.62%(d)	0.70%(d)	0.76%(d)
Portfolio turnover rate	55%	70%	60%	62%	52%(e)	51%(e)
Net assets at end of period (in 000's)	$27,419	$26,163	$21,924	$24,820	$22,538	$49,296

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.61%	0.01%
December 31, 2020	0.62%	0.08%
December 31, 2019	0.61%	0.15%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 51% and 45% for the years ended December 31, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.52	$9.08	$10.16	$10.21	$9.89	$9.57
Net investment income (loss) (a)	0.25	0.43	0.31	0.26	0.26	0.26
Net realized and unrealized gain (loss)	0.05	0.45	(1.07)	(0.08)	0.30	0.39
Total from investment operations	0.30	0.88	(0.76)	0.18	0.56	0.65
Less distributions:
From net investment income	(0.26)	(0.44)	(0.32)	(0.23)	(0.23)	(0.33)
Return of capital	—	—	(0.00)‡	—	(0.01)	—
Total distributions	(0.26)	(0.44)	(0.32)	(0.23)	(0.24)	(0.33)
Net asset value at end of period	$9.56	$9.52	$9.08	$10.16	$10.21	$9.89
Total investment return (b)	3.11%	9.92%	(7.47)%	1.71%	5.86%	6.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.22%††	4.60%	3.26%	2.53%	2.59%	2.66%
Net expenses (c)	0.88%††	0.87%	0.87%	0.87%(d)	0.93%(d)	1.01%(d)
Portfolio turnover rate	55%	70%	60%	62%	52%(e)	51%(e)
Net assets at end of period (in 000's)	$616,242	$650,260	$701,271	$932,562	$969,321	$990,736

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.86%	0.01%
December 31, 2020	0.86%	0.07%
December 31, 2019	0.86%	0.15%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 51% and 45% for the years ended December 31, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP MacKay Strategic Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Strategic Bond Portfolio (formerly known as MainStay VP MacKay Strategic Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	April 29, 2011
Service Class	April 29, 2011
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

25

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated

26	NYLI VP MacKay Strategic Bond Portfolio

inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly  and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
27

Notes to Financial Statements (Unaudited) (continued)
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold

28	NYLI VP MacKay Strategic Bond Portfolio

the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The
Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(L) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
29

Notes to Financial Statements (Unaudited) (continued)
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there

30	NYLI VP MacKay Strategic Bond Portfolio

can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.
The Portfolio entered into futures contracts in order to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$1,268,375	$1,268,375
Total Fair Value	$1,268,375	$1,268,375

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(23,644)	$(23,644)
Total Fair Value	$(23,644)	$(23,644)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(887,156)	$(887,156)
Total Net Realized Gain (Loss)	$(887,156)	$(887,156)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(3,508,431)	$(3,508,431)
Total Net Change in Unrealized Appreciation (Depreciation)	$(3,508,431)	$(3,508,431)

Average Notional Amount	Total
Futures Contracts Long	$135,595,333
Futures Contracts Short (a)	$(32,841,977)

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.59% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,930,327 and paid the Subadvisor fees in the amount of $965,166.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The
31

Notes to Financial Statements (Unaudited) (continued)
Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$654,066,877	$11,579,972	$(29,160,671)	$(17,580,699)
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $42,819,450, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$42,819
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$32,667,126
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $116,542 and $119,461, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $239,257 and $270,888, respectively.

32	NYLI VP MacKay Strategic Bond Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	119,635	$1,146,256
Shares issued to shareholders in reinvestment of distributions	77,806	746,230
Shares redeemed	(77,619)	(743,509)
Net increase (decrease)	119,822	$1,148,977
Year ended December 31, 2023:
Shares sold	333,886	$3,104,371
Shares issued to shareholders in reinvestment of distributions	130,069	1,206,905
Shares redeemed	(130,832)	(1,216,543)
Net increase (decrease)	333,123	$3,094,733

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,529,008	$24,160,284
Shares issued to shareholders in reinvestment of distributions	1,736,919	16,601,033
Shares redeemed	(8,098,854)	(77,453,729)
Net increase (decrease)	(3,832,927)	$(36,692,412)
Year ended December 31, 2023:
Shares sold	3,331,140	$30,892,200
Shares issued to shareholders in reinvestment of distributions	3,404,406	31,460,221
Shares redeemed	(15,640,912)	(144,562,302)
Net increase (decrease)	(8,905,366)	$(82,209,881)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
33

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
34

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
(formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.1%
Corporate Bonds 8.4%
Commercial Services 5.9%
Cornell University
4.835%, due 6/15/34	$ 3,000,000	$ 2,980,598
Emory University
Series 2020
2.143%, due 9/1/30	3,250,000	2,775,238
President and Fellows of Harvard College
4.609%, due 2/15/35	3,000,000	2,935,373
Yale University
Series 2020
1.482%, due 4/15/30	4,500,000	3,759,423
		12,450,632
Healthcare-Services 2.5%
Adventist Health System
5.757%, due 12/1/34	1,100,000	1,099,088
CommonSpirit Health
5.205%, due 12/1/31	1,000,000	986,803
UPMC
Series D-1
3.60%, due 4/3/25	3,340,000	3,293,312
		5,379,203
Total Corporate Bonds (Cost $17,841,107)		17,829,835
Municipal Bonds 88.7%
Alabama 0.4%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
2.256%, due 9/1/33	1,000,000	806,391
Arizona 1.1%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,395,808
California 11.5%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	649,103
	Principal Amount	Value

California (continued)
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	$ 2,000,000	$ 1,579,514
California Infrastructure & Economic Development Bank, Water Resources Control Board Water Pollution Control Revolving Fund Revenue Bonds
Series A
1.466%, due 10/1/28	1,065,000	936,619
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	820,579
City of Los Angeles, Department of Airports Revenue Bonds, Senior Lien
Series C
3.887%, due 5/15/38	1,360,000	1,220,628
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
4.72%, due 9/1/34	1,895,000	1,874,761
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,814,711
Fremont Unified School District Unlimited General Obligation
1.577%, due 8/1/29	1,500,000	1,286,072
Marin Community College District Unlimited General Obligation
Series B
2.29%, due 8/1/35	1,000,000	773,160
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,728,491
2.323%, due 8/1/34	1,000,000	796,794
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.349%, due 5/1/33	1,276,616	1,014,115

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	$ 4,000,000	$ 3,370,464
State of California Unlimited General Obligation
7.50%, due 4/1/34	2,500,000	2,889,026
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,573,286
		24,327,323
Colorado 1.3%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	1,600,000	1,375,511
Metro Wastewater Reclamation District Revenue Bonds
Series B
2.813%, due 4/1/32	1,500,000	1,320,461
		2,695,972
Connecticut 2.2%
City of Norwalk Unlimited General Obligation
Series B
1.325%, due 8/1/28	1,320,000	1,159,642
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,469,209
Series A
4.846%, due 5/1/33	2,000,000	1,987,551
		4,616,402
District of Columbia 1.7%
District of Columbia, Income Tax Revenue Bonds
Series B
3.759%, due 7/1/29	3,750,000	3,604,630
	Principal Amount	Value

Florida 2.5%
City of Tampa, Water & Wastewater System Revenue Bonds
Series B
1.141%, due 10/1/27	$ 4,000,000	$ 3,582,735
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
1.962%, due 10/1/30	2,000,000	1,684,654
		5,267,389
Georgia 1.1%
Augusta GA Unlimited General Obligation
5.50%, due 10/1/32	2,135,000	2,244,432
Hawaii 2.1%
City & County Honolulu, Wastewater System Revenue Bonds
Series C
2.645%, due 7/1/30	1,090,000	971,500
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	4,500,000	3,570,559
		4,542,059
Idaho 0.5%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,021,362
Illinois 6.5%
Chicago O'Hare International Airport, General Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,329,277
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	4,000,000	3,405,236

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	$ 4,000,000	$ 4,017,473
Series 3
6.725%, due 4/1/35	2,961,539	3,114,003
		13,865,989
Indiana 1.0%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,063,352
Maryland 0.9%
County of Charles Unlimited General Obligation
2.00%, due 10/1/27	2,000,000	1,840,921
Massachusetts 4.1%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,567,712
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,887,928
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	3,225,000	2,775,528
Series A
2.30%, due 2/15/35	2,000,000	1,569,034
		8,800,202
Michigan 1.2%
Great Lakes Water Authority, Sewage Disposal System Revenue Bonds, Senior Lien
Series A
2.515%, due 7/1/35	3,170,000	2,551,070
	Principal Amount	Value

Minnesota 0.5%
Minnesota Housing Finance Agency Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	$ 1,000,000	$ 1,038,608
Mississippi 1.7%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	2,000,000	1,626,167
Series A
1.732%, due 11/1/32	2,500,000	1,989,140
		3,615,307
Missouri 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds
Series B
1.344%, due 10/1/25	1,325,000	1,264,202
Nebraska 0.5%
University of Nebraska Facilities Corp. (The) Revenue Bonds
Series A
2.815%, due 10/1/34	1,310,000	1,096,927
New Jersey 3.3%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,319,259
New Jersey Turnpike Authority Revenue Bonds
Series B
1.483%, due 1/1/28	1,040,000	929,512
Series B
1.713%, due 1/1/29	1,000,000	878,252
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,013,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Rutgers The State University of New Jersey Revenue Bonds (continued)
Series R
2.449%, due 5/1/26	$ 1,000,000	$ 954,075
		7,095,003
New York 10.1%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,292,436
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	4,500,000	3,703,101
Series F-2
3.05%, due 5/1/27	1,020,000	968,743
Series G-2
4.91%, due 5/1/32	1,000,000	994,488
Series G-3
5.01%, due 5/1/34	1,500,000	1,489,823
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	2,115,000	2,239,306
New York State Dormitory Authority, Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,077,410
New York State Dormitory Authority, Workers' Compensation Board Revenue Bonds
Series A
4.802%, due 12/1/34	3,000,000	2,988,425
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series B
1.777%, due 3/15/28	4,000,000	3,595,586
		21,349,318
	Principal Amount	Value

North Carolina 1.3%
City of Durham Unlimited General Obligation
4.70%, due 6/1/33	$ 2,690,000	$ 2,684,436
Ohio 5.9%
City of Cleveland, Airport System Revenue Bonds
Series A
2.592%, due 1/1/26	1,000,000	958,112
Series A
2.832%, due 1/1/30	2,000,000	1,783,259
City of Columbus Unlimited General Obligation
Series C
4.688%, due 8/15/30	1,000,000	1,009,082
Series C
4.778%, due 8/15/32	1,000,000	1,010,435
Series C
4.928%, due 8/15/35	1,000,000	1,010,959
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,006,023
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,750,000	2,685,718
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	889,778
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.73%, due 9/15/31	2,500,000	2,070,183
		12,423,549
Oklahoma 1.3%
Oklahoma Municipal Power Authority Revenue Bonds
Series B, Insured: AGM
2.501%, due 1/1/35	3,460,000	2,798,093

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Oregon 4.8%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series B
2.25%, due 6/15/37	$ 2,000,000	$ 1,488,348
Oregon State Lottery Revenue Bonds
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,002,982
Port of Morrow, Bonneville Power Administration Revenue Bonds
3.371%, due 9/1/25	1,605,000	1,571,295
3.521%, due 9/1/27	1,380,000	1,328,885
4.839%, due 9/1/31	1,250,000	1,252,584
State of Oregon, Sustainable Bond Unlimited General Obligation
Series B
4.142%, due 5/1/28	2,678,000	2,632,287
		10,276,381
Pennsylvania 1.1%
Commonwealth Financing Authority, Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,295,882
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
1.625%, due 8/1/28	1,265,000	1,122,690
		2,418,572
Tennessee 2.6%
City of Memphis Unlimited General Obligation
Series B
2.948%, due 4/1/25	3,000,000	2,947,366
	Principal Amount	Value

Tennessee (continued)
Tennessee State School Bond Authority, Higher Education Facilities Second Program Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
1.362%, due 11/1/29	$ 3,000,000	$ 2,532,365
		5,479,731
Texas 12.8%
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
2.589%, due 10/1/27	1,450,000	1,357,639
Series B
3.748%, due 10/1/31	2,330,000	2,198,012
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	3,000,000	2,626,631
Series B
2.13%, due 3/1/26	1,260,000	1,203,715
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	2,000,000	1,913,410
City of San Antonio Limited General Obligation
1.643%, due 2/1/30	3,500,000	2,997,470
Dallas Area Rapid Transit Revenue Bonds
Series C
1.796%, due 12/1/29	1,450,000	1,247,289
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,407,102
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	3,800,000	3,893,473
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,446,195
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas A&M University Revenue Bonds
Series B
2.621%, due 5/15/29	$ 1,000,000	$ 912,125
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	3,637,651	3,635,858
Texas Public Finance Authority, Texas Facilities Commission Revenue Bonds
1.43%, due 2/1/29	1,455,000	1,265,825
		27,104,744
Utah 1.6%
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	840,443
Utah Transit Authority, Sustainable Bond Revenue Bonds
1.82%, due 12/15/28	2,800,000	2,488,528
		3,328,971
Washington 2.5%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	3,000,000	2,458,821
County of King, Sewer Revenue Bonds
Series B
2.43%, due 1/1/39	2,100,000	1,550,406
Pierce County School District No. 10, Tacoma Unlimited General Obligation
Insured: School Bond Guaranty
1.833%, due 12/1/32	1,500,000	1,196,332
		5,205,559
Total Municipal Bonds (Cost $186,544,396)		187,822,703
Total Long-Term Bonds (Cost $204,385,503)		205,652,538

	Shares	Value

Short-Term Investments 3.1%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 5.187% (a)	1,558,879	$ 1,558,879

	Principal Amount

Short-Term Municipal Note 2.4%
Illinois Finance Authority
5.36%, due 2/15/46 (b)	$ 5,000,000	5,000,000
Total Short-Term Municipal Note (Cost $5,000,000)		5,000,000
Total Short-Term Investments (Cost $6,558,879)		6,558,879
Total Investments (Cost $210,944,382)	100.2%	212,211,417
Other Assets, Less Liabilities	(0.2)	(510,325)
Net Assets	100.0%	$ 211,701,092

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of June 30, 2024.
(b)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,270	$ 174,713	$ (174,424)	$ —	$ —	$ 1,559	$ 142	$ —	1,559
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PSF-GTD—Permanent School Fund Guaranteed
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 17,829,835	$ —	$ 17,829,835
Municipal Bonds	—	187,822,703	—	187,822,703
Total Long-Term Bonds	—	205,652,538	—	205,652,538
Short-Term Investments
Affiliated Investment Company	1,558,879	—	—	1,558,879
Short-Term Municipal Note	—	5,000,000	—	5,000,000
Total Short-Term Investments	1,558,879	5,000,000	—	6,558,879
Total Investments in Securities	$ 1,558,879	$ 210,652,538	$ —	$ 212,211,417

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $209,385,503)	$210,652,538
Investment in affiliated investment companies, at value (identified cost $1,558,879)	1,558,879
Cash	741
Receivables:
Interest	1,679,456
Portfolio shares sold	100,223
Other assets	2,419
Total assets	213,994,256
Liabilities
Payables:
Investment securities purchased	1,895,000
Portfolio shares redeemed	234,137
Manager (See Note 3)	84,923
NYLIFE Distributors (See Note 3)	33,840
Professional fees	27,218
Custodian	8,903
Shareholder communication	7,504
Trustees	60
Accrued expenses	1,579
Total liabilities	2,293,164
Net assets	$211,701,092
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,287
Additional paid-in-capital	243,091,133
243,113,420
Total distributable earnings (loss)	(31,412,328)
Net assets	$211,701,092
Initial Class
Net assets applicable to outstanding shares	$47,756,918
Shares of beneficial interest outstanding	4,989,845
Net asset value per share outstanding	$9.57
Service Class
Net assets applicable to outstanding shares	$163,944,174
Shares of beneficial interest outstanding	17,296,966
Net asset value per share outstanding	$9.48

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$3,379,594
Dividends-affiliated	141,852
Securities lending, net	331
Total income	3,521,777
Expenses
Manager (See Note 3)	495,474
Distribution/Service—Service Class (See Note 3)	206,081
Professional fees	38,412
Custodian	21,672
Shareholder communication	3,684
Trustees	2,458
Miscellaneous	4,671
Total expenses	772,452
Net investment income (loss)	2,749,325
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(31,168,741)
Futures transactions	(38,981)
Net realized gain (loss)	(31,207,722)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	26,317,939
Futures contracts	(149,554)
Net change in unrealized appreciation (depreciation)	26,168,385
Net realized and unrealized gain (loss)	(5,039,337)
Net increase (decrease) in net assets resulting from operations	$(2,290,012)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,749,325	$4,348,055
Net realized gain (loss)	(31,207,722)	(1,935,370)
Net change in unrealized appreciation (depreciation)	26,168,385	6,951,926
Net increase (decrease) in net assets resulting from operations	(2,290,012)	9,364,611
Distributions to shareholders:
Initial Class	—	(802,031)
Service Class	—	(3,702,120)
Total distributions to shareholders	—	(4,504,151)
Capital share transactions:
Net proceeds from sales of shares	28,500,843	18,552,022
Net asset value of shares issued to shareholders in reinvestment of distributions	—	4,504,151
Cost of shares redeemed	(16,307,109)	(40,812,646)
Increase (decrease) in net assets derived from capital share transactions	12,193,734	(17,756,473)
Net increase (decrease) in net assets	9,903,722	(12,896,013)
Net Assets
Beginning of period	201,797,370	214,693,383
End of period	$211,701,092	$201,797,370
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.67	$9.45	$10.87	$11.21	$10.84	$10.49
Net investment income (loss) (a)	0.14	0.22	0.20	0.13	0.17	0.25
Net realized and unrealized gain (loss)	(0.24)	0.23	(1.43)	(0.30)	0.36	0.32
Total from investment operations	(0.10)	0.45	(1.23)	(0.17)	0.53	0.57
Less distributions:
From net investment income	—	(0.23)	(0.19)	(0.17)	(0.16)	(0.22)
Net asset value at end of period	$9.57	$9.67	$9.45	$10.87	$11.21	$10.84
Total investment return (b)	(1.03)%(c)	5.00%	(11.29)%	(1.50)%	4.97%	5.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.03%††	2.30%	1.92%	1.15%	1.50%	2.35%
Net expenses (d)	0.57%††	0.56%	0.56%	0.55%	0.56%	0.57%
Portfolio turnover rate	8%	7%	17%(e)	69%(e)	77%(e)	30%
Net assets at end of period (in 000's)	$47,757	$32,615	$34,601	$83,838	$107,954	$51,698

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rates not including mortgage dollar rolls were 13%, 37% and 53% for the years ended December 31, 2022, 2021 and 2020, respectively.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.59	$9.37	$10.77	$11.10	$10.74	$10.41
Net investment income (loss) (a)	0.13	0.19	0.17	0.10	0.14	0.22
Net realized and unrealized gain (loss)	(0.24)	0.23	(1.41)	(0.29)	0.37	0.31
Total from investment operations	(0.11)	0.42	(1.24)	(0.19)	0.51	0.53
Less distributions:
From net investment income	—	(0.20)	(0.16)	(0.14)	(0.15)	(0.20)
Net asset value at end of period	$9.48	$9.59	$9.37	$10.77	$11.10	$10.74
Total investment return (b)	(1.15)%(c)	4.74%	(11.51)%	(1.74)%	4.70%	5.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.72%††	2.05%	1.72%	0.94%	1.29%	2.09%
Net expenses (d)	0.82%††	0.81%	0.81%	0.80%	0.80%	0.82%
Portfolio turnover rate	8%	7%	17%(e)	69%(e)	77%(e)	30%
Net assets at end of period (in 000's)	$163,944	$169,182	$180,093	$239,053	$281,054	$200,869

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rates not including mortgage dollar rolls were 13%, 37% and 53% for the years ended December 31, 2022, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio (formerly known as MainStay VP MacKay U.S. Infrastructure Bond Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

14	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date.
15

Notes to Financial Statements (Unaudited) (continued)
Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency,

16	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(J) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest
17

Notes to Financial Statements (Unaudited) (continued)
rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio’s investments in infrastructure-related securities will expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities continue to experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value, and/or the distributions paid by the Portfolio.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(38,981)	$(38,981)
Total Net Realized Gain (Loss)	$(38,981)	$(38,981)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(149,554)	$(149,554)
Total Net Change in Unrealized Appreciation (Depreciation)	$(149,554)	$(149,554)

Average Notional Amount	Total
Futures Contracts Long (a)	$3,833,270

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.

18	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $495,474 and paid the Subadvisor in the amount of $247,737.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$210,998,257	$1,510,494	$(297,334)	$1,213,160
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $8,365,588, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,976	$6,390
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$4,504,151
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
19

Notes to Financial Statements (Unaudited) (continued)
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $27,671 and $14,850, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,797,803	$17,179,157
Shares redeemed	(180,268)	(1,720,715)
Net increase (decrease)	1,617,535	$15,458,442
Year ended December 31, 2023:
Shares sold	179,792	$1,725,962
Shares issued to shareholders in reinvestment of distributions	88,787	802,031
Shares redeemed	(558,392)	(5,298,673)
Net increase (decrease)	(289,813)	$(2,770,680)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,196,602	$11,321,686
Shares redeemed	(1,541,582)	(14,586,394)
Net increase (decrease)	(344,980)	$(3,264,708)
Year ended December 31, 2023:
Shares sold	1,779,431	$16,826,060
Shares issued to shareholders in reinvestment of distributions	413,100	3,702,120
Shares redeemed	(3,780,442)	(35,513,973)
Net increase (decrease)	(1,587,911)	$(14,985,793)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

20	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
21

NYLI VP Natural Resources Portfolio
(formerly known as MainStay VP Natural Resources Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.1%
South32 Ltd. (Metals & Mining)	1,564,869	$ 3,818,913
Canada 12.6%
Alamos Gold, Inc., Class A (Metals & Mining)	232,433	3,646,074
Cameco Corp. (Oil, Gas & Consumable Fuels)	243,095	11,960,274
Capstone Copper Corp. (Metals & Mining) (a)	1,637,863	11,613,078
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)	246,411	3,179,090
Pan American Silver Corp. (Metals & Mining)	185,786	3,692,498
Teck Resources Ltd., Class B (Metals & Mining)	180,536	8,647,674
		42,738,688
Chile 1.1%
Antofagasta plc (Metals & Mining)	134,205	3,558,697
Greece 1.0%
Star Bulk Carriers Corp. (Marine Transportation) (b)	138,341	3,372,754
Ireland 1.0%
Smurfit Kappa Group plc (Containers & Packaging)	74,557	3,318,952
Luxembourg 0.8%
ArcelorMittal SA (Registered), NYRS (Metals & Mining) (b)	114,228	2,619,248
Norway 0.5%
Equinor ASA, Sponsored ADR (Oil, Gas & Consumable Fuels)	61,326	1,751,471
United States 80.9%
Alcoa Corp. (Metals & Mining)	84,733	3,370,679
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	415,254	13,549,738
CF Industries Holdings, Inc. (Chemicals)	184,384	13,666,542
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	39,272	3,227,766
Cleveland-Cliffs, Inc. (Metals & Mining) (a)	177,407	2,730,294
	Shares	Value

United States (continued)
ConocoPhillips (Oil, Gas & Consumable Fuels)	113,404	$ 12,971,149
Corteva, Inc. (Chemicals)	248,388	13,398,049
CRH plc (Construction Materials)	44,698	3,351,456
Darling Ingredients, Inc. (Food Products) (a)	276,642	10,166,593
Deere & Co. (Machinery)	4,389	1,639,862
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	84,186	16,853,195
EQT Corp. (Oil, Gas & Consumable Fuels)	402,846	14,897,245
Fluor Corp. (Construction & Engineering) (a)	84,439	3,677,318
Freeport-McMoRan, Inc. (Metals & Mining)	260,046	12,638,236
International Paper Co. (Containers & Packaging)	353,716	15,262,845
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	47,943	8,317,152
Newmont Corp. (Metals & Mining)	377,798	15,818,402
NOV, Inc. (Energy Equipment & Services)	717,263	13,635,170
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	237,354	14,960,423
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	970,182	15,668,439
Phillips 66 (Oil, Gas & Consumable Fuels)	115,789	16,345,933
Royal Gold, Inc. (Metals & Mining)	30,137	3,771,947
Schlumberger NV (Energy Equipment & Services)	282,493	13,328,020
Shell plc (Oil, Gas & Consumable Fuels)	244,738	8,795,258
Transocean Ltd. (Energy Equipment & Services) (a)(b)	1,625,546	8,696,671
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	32,966	5,167,750
Weatherford International plc (Energy Equipment & Services) (a)	63,026	7,717,534
		273,623,666
Zambia 0.5%
First Quantum Minerals Ltd. (Metals & Mining)	123,206	1,618,370
Total Common Stocks (Cost $295,134,541)		336,420,759
Short-Term Investments 0.5%
Affiliated Investment Company 0.4%
United States 0.4%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	1,367,605	1,367,605

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 5.316% (c)(d)	536,821	$ 536,821
Total Short-Term Investments (Cost $1,904,426)		1,904,426
Total Investments (Cost $297,038,967)	100.0%	338,325,185
Other Assets, Less Liabilities	(0.0)‡	(147,030)
Net Assets	100.0%	$ 338,178,155

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $8,350,653; the total market value of collateral held by the Portfolio was $8,493,755. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,956,934. The Portfolio received cash collateral with a value of $536,821. (See Note 2(I))
(c)	Current yield as of June 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,388	$ 40,888	$ (40,908)	$ —	$ —	$ 1,368	$ 54	$ —	1,368
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Natural Resources Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 3,818,913	$ —	$ 3,818,913
Chile	—	3,558,697	—	3,558,697
Ireland	—	3,318,952	—	3,318,952
United States	264,828,408	8,795,258	—	273,623,666
All Other Countries	52,100,531	—	—	52,100,531
Total Common Stocks	316,928,939	19,491,820	—	336,420,759
Short-Term Investments
Affiliated Investment Company	1,367,605	—	—	1,367,605
Unaffiliated Investment Company	536,821	—	—	536,821
Total Short-Term Investments	1,904,426	—	—	1,904,426
Total Investments in Securities	$ 318,833,365	$ 19,491,820	$ —	$ 338,325,185

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent
Chemicals	$27,064,591	8.0%
Construction & Engineering	3,677,318	1.1
Construction Materials	3,351,456	1.0
Containers & Packaging	18,581,797	5.5
Energy Equipment & Services	43,377,395	12.8
Food Products	10,166,593	3.0
Machinery	1,639,862	0.5
Marine Transportation	3,372,754	1.0
Metals & Mining	80,723,200	23.9
Oil, Gas & Consumable Fuels	144,465,793	42.7
	336,420,759	99.5
Short-Term Investments	1,904,426	0.5
Other Assets, Less Liabilities	(147,030)	(0.0)‡
Net Assets	$338,178,155	100.0%

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.

‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Natural Resources Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $295,671,362) including securities on loan of $8,350,653	$336,957,580
Investment in affiliated investment companies, at value (identified cost $1,367,605)	1,367,605
Cash denominated in foreign currencies (identified cost $137,967)	136,841
Receivables:
Investment securities sold	1,298,890
Dividends	235,730
Portfolio shares sold	93,912
Securities lending	1,955
Other assets	2,609
Total assets	340,095,122
Liabilities
Cash collateral received for securities on loan	536,821
Payables:
Investment securities purchased	836,789
Portfolio shares redeemed	267,234
Manager (See Note 3)	220,508
Professional fees	36,095
Custodian	9,125
Shareholder communication	4,180
Trustees	89
Accrued expenses	6,126
Total liabilities	1,916,967
Net assets	$338,178,155
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,118
Additional paid-in-capital	318,157,719
318,183,837
Total distributable earnings (loss)	19,994,318
Net assets	$338,178,155
Initial Class
Net assets applicable to outstanding shares	$338,178,155
Shares of beneficial interest outstanding	26,117,779
Net asset value per share outstanding	$12.95

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $83,860)	$3,412,523
Dividends-affiliated	54,058
Securities lending, net	7,392
Total income	3,473,973
Expenses
Manager (See Note 3)	1,326,912
Professional fees	33,766
Custodian	18,250
Shareholder communication	12,221
Trustees	4,175
Miscellaneous	11,240
Total expenses	1,406,564
Net investment income (loss)	2,067,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	11,319,003
Foreign currency transactions	4,833
Net realized gain (loss)	11,323,836
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	13,091,784
Translation of other assets and liabilities in foreign currencies	(12,406)
Net change in unrealized appreciation (depreciation)	13,079,378
Net realized and unrealized gain (loss)	24,403,214
Net increase (decrease) in net assets resulting from operations	$26,470,623
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Natural Resources Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,067,409	$5,910,469
Net realized gain (loss)	11,323,836	39,714,568
Net change in unrealized appreciation (depreciation)	13,079,378	(37,897,904)
Net increase (decrease) in net assets resulting from operations	26,470,623	7,727,133
Distributions to shareholders:
Initial Class	—	(7,514,547)
Capital share transactions:
Net proceeds from sales of shares	22,628,329	40,152,127
Net asset value of shares issued to shareholders in reinvestment of distributions	—	7,514,547
Cost of shares redeemed	(47,600,022)	(107,337,171)
Increase (decrease) in net assets derived from capital share transactions	(24,971,693)	(59,670,497)
Net increase (decrease) in net assets	1,498,930	(59,457,911)
Net Assets
Beginning of period	336,679,225	396,137,136
End of period	$338,178,155	$336,679,225
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$11.97	$12.00	$8.93	$6.55	$6.29	$5.43
Net investment income (loss)	0.08(a)	0.19	0.22	0.12(a)	0.09(a)	0.13(a)
Net realized and unrealized gain (loss)	0.90	0.04	2.97	2.36	0.32	0.78
Total from investment operations	0.98	0.23	3.19	2.48	0.41	0.91
Less distributions:
From net investment income	—	(0.26)	(0.12)	(0.10)	(0.15)	(0.05)
Net asset value at end of period	$12.95	$11.97	$12.00	$8.93	$6.55	$6.29
Total investment return (b)	8.19%(c)	1.92%	35.84%	38.02%	6.89%	16.62%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.23%††	1.62%	1.94%	1.56%	1.68%	2.17%
Net expenses (d)	0.84%††	0.84%	0.83%	0.85%	0.86%	0.96%
Portfolio turnover rate	43%	85%	92%	72%	68%	87%
Net assets at end of period (in 000's)	$338,178	$336,679	$396,137	$292,583	$238,908	$249,276

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Natural Resources Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Natural Resources Portfolio (formerly known as MainStay VP Natural Resources Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use

11

Notes to Financial Statements (Unaudited) (continued)
of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.

12	NYLI VP Natural Resources Portfolio

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
13

Notes to Financial Statements (Unaudited) (continued)
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The
Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The

14	NYLI VP Natural Resources Portfolio

Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC (“Newton” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Newton, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.79% up to $1 billion; and 0.78% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.79% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,326,912 and paid the Subadvisor fees in the amount of $615,776.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$299,801,231	$45,599,419	$(7,075,465)	$38,523,954
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $40,362,591, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$21,667	$18,695
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$7,514,547
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal
15

Notes to Financial Statements (Unaudited) (continued)
Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $143,037 and $166,063, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,812,508	$22,628,329
Shares redeemed	(3,818,497)	(47,600,022)
Net increase (decrease)	(2,005,989)	$(24,971,693)
Year ended December 31, 2023:
Shares sold	3,386,394	$40,152,127
Shares issued to shareholders in reinvestment of distributions	620,463	7,514,547
Shares redeemed	(8,887,032)	(107,337,171)
Net increase (decrease)	(4,880,175)	$(59,670,497)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

16	NYLI VP Natural Resources Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
17

NYLI VP PIMCO Real Return Portfolio
(formerly known as MainStay VP PIMCO Real Return Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 113.0%
Asset-Backed Securities 9.6%
Home Equity Asset-Backed Securities 1.6%
Argent Securities Trust
Series 2006-W4, Class A2C
5.78% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 276,673	$ 65,914
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
5.099% (1 Month SOFR + 0.734%), due 1/25/32 (a)	365,766	351,262
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
5.68% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	743,888	475,160
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
5.65% (1 Month SOFR + 0.304%), due 11/25/37 (a)	1,118,456	1,033,121
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
5.58% (1 Month SOFR + 0.234%), due 12/25/36 (a)	360,709	312,739
GSAA Home Equity Trust
Series 2006-17, Class A3A
5.94% (1 Month SOFR + 0.594%), due 11/25/36 (a)	941,923	277,542
Home Equity Asset Trust
Series 2005-8, Class M2
6.135% (1 Month SOFR + 0.789%), due 2/25/36 (a)	170,031	163,642
Lehman XS Trust
Series 2007-20N, Class A1
7.76% (1 Month SOFR + 2.414%), due 12/25/37 (a)	23,159	21,944
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
5.70% (1 Month SOFR + 0.354%), due 8/25/36 (a)	212,792	82,885
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
5.76% (1 Month SOFR + 0.414%), due 10/25/36 (a)	108,490	35,296
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
6.24% (1 Month SOFR + 0.894%), due 1/25/35 (a)	84,555	82,529
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
New Century Home Equity Loan Trust
Series 2004-4, Class M1
6.225% (1 Month SOFR + 0.879%), due 2/25/35 (a)	$ 44,918	$ 43,149
Option One Mortgage Loan Trust
Series 2006-1, Class M1
6.00% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,200,000	1,089,943
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
6.33% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,238,000	1,141,737
RASC Trust (a)
Series 2006-EMX4, Class A4
5.92% (1 Month SOFR + 0.344%), due 6/25/36	347,220	333,741
Series 2005-EMX1, Class M2
6.555% (1 Month SOFR + 1.209%), due 3/25/35	581,579	573,841
Saxon Asset Securities Trust
Series 2007-3, Class 1A
5.77% (1 Month SOFR + 0.424%), due 9/25/37 (a)	74,646	70,097
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
5.76% (1 Month SOFR + 0.414%), due 7/25/36	317,043	124,241
Series 2006-HE1, Class A2C
5.78% (1 Month SOFR + 0.434%), due 7/25/36	517,116	178,342
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
5.64% (1 Month SOFR + 0.294%), due 7/25/37	139,277	122,787
Series 2007-OPT1, Class 1A1
5.66% (1 Month SOFR + 0.314%), due 6/25/37	242,143	163,184
		6,743,096
Other Asset-Backed Securities 8.0%
ACAS CLO Ltd.
Series 2015-1A, Class AR3
6.479% (3 Month SOFR + 1.152%), due 10/18/28 (a)(b)	154,354	154,363
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2
6.73% (3 Month SOFR + 1.402%), due 7/15/32 (a)(b)	300,000	300,310

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Anchorage Capital Europe CLO 1 DAC
Series 1A, Class A1R
4.686% (3 Month EURIBOR + 0.78%), due 1/15/31 (a)(b)	EUR 1,040,300	$ 1,111,597
Adagio CLO VIII DAC
Series VIII-A, Class AN
4.836% (3 Month EURIBOR + 0.93%), due 4/15/32 (a)(b)	1,200,000	1,282,390
Apidos CLO XXVI
Series 2017-26A, Class A1AR
6.489% (3 Month SOFR + 1.162%), due 7/18/29 (a)(b)	$ 342,642	342,804
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2022-FL1, Class A
6.783% (SOFR 30A + 1.45%), due 1/15/37	1,400,000	1,394,036
Series 2021-FL4, Class A
6.793% (1 Month SOFR + 1.464%), due 11/15/36	600,000	598,150
Ares European CLO VI DAC
Series 2013-6A, Class ARR
4.516% (3 Month EURIBOR + 0.61%), due 4/15/30 (a)(b)	EUR 393,988	421,316
Ares European CLO X DAC
Series 10A, Class AR
4.686% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	931,425	996,562
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR
6.46% (3 Month SOFR + 1.132%), due 1/15/29 (a)(b)	$ 351,847	351,892
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
6.739% (3 Month SOFR + 1.412%), due 1/16/30 (a)(b)	300,494	300,643
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
7.079% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	312,628	313,467
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
4.997% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)(b)	EUR 499,036	534,734
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R
6.54% (3 Month SOFR + 1.212%), due 10/15/30 (a)(b)	$ 277,208	277,319
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
6.609% (3 Month SOFR + 1.292%), due 1/17/32 (a)(b)	$ 290,905	$ 290,996
Black Diamond CLO DAC
Series 2017-2A, Class A1
4.757% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	EUR 495,502	530,661
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
4.816% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,176,027
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
6.534% (3 Month SOFR + 1.212%), due 8/14/30 (a)(b)	$ 176,609	176,698
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
4.578% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 927,588	989,044
Carlyle U.S. CLO Ltd.
Series 2017-1A, Class A1R
6.586% (3 Month SOFR + 1.262%), due 4/20/31 (a)(b)	$ 443,732	444,156
CIFC European Funding CLO III DAC
Series 3A, Class A
4.956% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)(b)	EUR 1,200,000	1,284,251
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
6.535% (3 Month SOFR + 1.212%), due 10/24/30	$ 253,511	253,856
Series 2018-3A, Class A
6.689% (3 Month SOFR + 1.362%), due 7/18/31	461,978	462,495
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
6.616% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	121,121	121,184
Cumulus Static CLO DAC
Series 2023-1A, Class A
5.499% (3 Month EURIBOR + 1.50%), due 4/25/33 (a)(b)	EUR 1,000,000	1,073,218
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
4.688% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	475,420	507,838

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Elmwood CLO 24 Ltd.
Series 2023-3A, Class A1
7.033% (3 Month SOFR + 1.70%), due 12/11/33 (a)(b)	$ 1,000,000	$ 1,004,580
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
6.68% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	378,682	378,919
HalseyPoint CLO 3 Ltd.
Series 2020-3A, Class A1A
7.041% (3 Month SOFR + 1.712%), due 11/30/32 (a)(b)	500,000	500,204
Invesco Euro CLO I DAC
Series 1A, Class A1R
4.556% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)(b)	EUR 500,000	531,290
LCM 30 Ltd.
Series 30A, Class AR
6.666% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 1,350,000	1,350,836
LCM Loan Income Fund I Ltd.
Series 1A, Class A
6.616% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	764,072	764,450
LCM XV LP
Series 15A, Class AR2
6.586% (3 Month SOFR + 1.262%), due 7/20/30 (a)(b)	134,801	134,845
LCM XXV Ltd.
Series 25A, Class AR
6.425% (3 Month SOFR + 1.10%), due 7/20/30 (a)(b)	610,461	610,577
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.883% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	598,033	596,556
Lockwood Grove CLO Ltd.
Series 2014-1A, Class A1RR
6.755% (3 Month SOFR + 1.432%), due 1/25/30 (a)(b)	42,038	42,046
Madison Park Euro Funding IX DAC
Series 9A, Class AR
4.786% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)(b)	EUR 500,000	531,429
	Principal Amount	Value

Other Asset-Backed Securities (continued)
MidOcean Credit CLO II
Series 2013-2A, Class ARR
6.616% (3 Month SOFR + 1.292%), due 1/29/30 (a)(b)	$ 2,976	$ 2,977
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd.
Series 2023-53A, Class A
6.913% (3 Month SOFR + 1.59%), due 10/24/32 (a)(b)	700,000	703,550
OCP Euro CLO DAC
Series 2017-2A, Class A
4.726% (3 Month EURIBOR + 0.82%), due 1/15/32 (a)(b)	EUR 544,824	583,475
OSD CLO Ltd.
Series 2021-23A, Class A
6.449% (3 Month SOFR + 1.132%), due 4/17/31 (a)(b)	$ 921,144	921,356
OZLM VIII Ltd.
Series 2014-8A, Class A1R3
6.559% (3 Month SOFR + 1.242%), due 10/17/29 (a)(b)	133,176	133,171
OZLM XI Ltd.
Series 2015-11A, Class A1R
6.841% (3 Month SOFR + 1.512%), due 10/30/30 (a)(b)	258,369	258,585
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
6.746% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	200,000	200,140
Palmer Square European Loan Funding DAC
Series 2023-3A, Class A
5.328% (3 Month EURIBOR + 1.50%), due 5/15/33 (a)(b)	EUR 460,780	494,853
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-3A, Class A1
6.386% (3 Month SOFR + 1.062%), due 7/20/29	$ 474,143	474,143
Series 2021-4A, Class A1
6.39% (3 Month SOFR + 1.062%), due 10/15/29	231,188	231,234
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
6.705% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,700,000	1,701,392
Romark CLO Ltd.
Series 2017-1A, Class A1R
6.618% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	253,888	253,992
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
6.748% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	$ 221,783	$ 222,050
SLM Student Loan Trust
Series 2004-3A, Class A6B
6.159% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	254,590	254,209
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
6.796% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	500,000	501,075
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
6.67% (3 Month SOFR + 1.342%), due 7/15/31 (a)(b)	300,000	300,126
Toro European CLO DAC (a)(b)
Series 5A, Class A
4.646% (3 Month EURIBOR + 0.74%), due 10/15/30	EUR 221,221	236,819
Series 5A, Class ANV
4.646% (3 Month EURIBOR + 0.74%), due 10/15/30	309,710	331,547
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
6.716% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 600,000	600,232
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
6.486% (3 Month SOFR + 1.162%), due 10/20/28 (a)(b)	84,375	84,379
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
6.706% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	400,000	400,181
VMC Finance LLC
Series 2022-FL5, Class A
7.233% (SOFR 30A + 1.90%), due 2/18/39 (a)(b)	2,305,617	2,300,130
VOYA CLO
Series 2017-2A, Class A1R
6.57% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	134,434	134,501
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Wellfleet CLO Ltd.
Series 2015-1A, Class AR4
6.476% (3 Month SOFR + 1.152%), due 7/20/29 (a)(b)	$ 6,831	$ 6,831
		33,466,687
Total Asset-Backed Securities (Cost $41,432,929)		40,209,783
Corporate Bonds 0.4%
Banks 0.2%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	188,958
Lloyds Banking Group plc
Series Reg S
4.947% (5 Year EURIBOR ICE Swap Rate + 5.29%), due 6/27/25 (a)(d)	EUR 200,000	210,991
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 33,932	3,716
Series Reg S
1.50%, due 10/1/52	319,909	34,867
Series Reg S
1.50%, due 10/1/52	3,699,127	420,168
Series Reg S
1.50%, due 10/1/53	99,654	9,613
Series Reg S
2.50%, due 10/1/47	1,571	206
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	120,968
		989,487
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	59,361
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 19,138	2,172
Series Reg S
1.00%, due 10/1/50	1,552,241	169,570
Series CCE
1.50%, due 10/1/53	1,978,923	215,400
Series 111E
2.50%, due 10/1/47	4,109	539

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	DKK 88,419	$ 9,618
1.50%, due 10/1/53	529,803	57,705
1.50%, due 10/1/53	13,775	1,569
1.50%, due 10/1/53	500,000	48,267
Series Reg S
2.00%, due 10/1/53 (b)	399,645	46,400
2.50%, due 10/1/47	1,812	238
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,931	609
Series Reg S
1.50%, due 10/1/53	786,160	89,353
Series Reg S
2.00%, due 10/1/53	360,338	38,240
Series Reg S
2.50%, due 4/1/47	8,306	1,084
		740,125
Total Corporate Bonds (Cost $2,184,562)		1,729,612
Foreign Government Bonds 7.1%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,097,172	849,772
France 1.6%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,702,733	3,875,823
Series Reg S
0.10%, due 7/25/31	837,396	844,705
Series Reg S
0.25%, due 7/25/24	1,655,069	1,771,255
		6,491,783
Italy 3.4%
Italy Buoni Poliennali Del Tesoro (b)(e)
Series Reg S
0.40%, due 5/15/30	1,576,822	1,555,319
Series Reg S
1.40%, due 5/26/25	11,492,180	12,166,260
	Principal Amount	Value

Italy (continued)
Italy Buoni Poliennali Del Tesoro (b)(e) (continued)
Series Reg S
1.80%, due 5/15/36	EUR 608,352	$ 621,400
		14,342,979
Japan 1.8%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 468,134,960	3,052,232
0.10%, due 3/10/29	691,421,060	4,525,243
		7,577,475
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	261,612
6.15%, due 8/12/32	900,000	225,472
		487,084
Total Foreign Government Bonds (Cost $33,671,120)		29,749,093
Mortgage-Backed Securities 2.6%
Agency (Collateralized Mortgage Obligations) 1.7%
FHLMC (a)
REMIC, Series 4779, Class WF
5.793% (SOFR 30A + 0.464%), due 7/15/44	$ 114,418	114,980
REMIC, Series 4694, Class FA
5.848% (SOFR 30A + 0.514%), due 6/15/47	784,012	765,464
FHLMC, Strips
REMIC, Series 278, Class F1
5.898% (SOFR 30A + 0.564%), due 9/15/42 (a)	131,167	128,802
GNMA (a)
REMIC, Series 2023-H20, Class FA
6.233% (SOFR 30A + 0.90%), due 7/20/73	5,021,312	5,031,245
REMIC, Series 2018-H15, Class FG
6.246% (12 Month SOFR + 0.865%), due 8/20/68	306,680	302,691
REMIC, Series 2023-H11, Class FC
6.433% (SOFR 30A + 1.10%), due 5/20/73	506,883	508,282
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (a) (continued)
REMIC, Series 2017-H10, Class FB
6.522% (12 Month SOFR + 1.465%), due 4/20/67	$ 169,389	$ 171,856
		7,023,320
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.3%
GS Mortgage Securities Corp. Trust
Series 2022-GTWY, Class A
8.729% (1 Month SOFR + 3.40%), due 8/15/39 (a)(b)	1,300,000	1,300,000
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	24,144	13,057
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	528,356	187,443
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	25,061	11,243
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.647%, due 3/25/37 (f)	147,255	119,252
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	113,477	106,653
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
6.282% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 14,863	18,740
Series 2007-3X, Class A3A
6.282% (SONIA3M IR + 1.069%), due 6/13/45	55,750	70,168
Series 2007-3X, Class A3C
6.282% (SONIA3M IR + 1.069%), due 6/13/45	14,863	18,740
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
5.82% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 55,344	48,153
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
5.94% (1 Month SOFR + 0.594%), due 7/25/35	76,564	68,725
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
IndyMac INDX Mortgage Loan Trust (a) (continued)
Series 2005-AR14, Class 1A1A
6.02% (1 Month SOFR + 0.674%), due 7/25/35	$ 620,574	$ 434,419
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.251%, due 7/25/35 (f)	132,869	56,617
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	152,687	143,301
Series 2018-3A, Class A1
4.50%, due 5/25/58	91,157	87,395
OBX Trust
Series 2018-1, Class A2
6.11% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	19,213	18,597
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
7.26% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	94,906
RALI Trust
Series 2006-QH1, Class A1
5.84% (1 Month SOFR + 0.494%), due 12/25/36 (a)	684,598	581,533
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	219,072	75,566
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
6.08% (1 Month SOFR + 0.734%), due 6/25/44 (a)	310,233	282,692
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
5.78% (1 Month SOFR + 0.434%), due 2/25/37 (a)	338,254	248,697
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	30,678	21,597
		2,707,494
Total Mortgage-Backed Securities (Cost $11,718,499)		11,030,814

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies 93.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	$ 177,257	$ 138,871
3.00%, due 1/1/52	382,539	326,064
		464,935
Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.8%
FNMA (a)
5.185% (11th District Cost of Funds Index + 1.928%), due 12/1/36	29,878	29,533
6.352% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	89,114	88,797
6.505% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	106,468	109,707
UMBS, 30 Year
4.00%, due 8/1/52	433,806	397,196
4.50%, due 7/1/52	541,541	511,277
4.50%, due 3/1/53	471,818	444,931
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 7/25/54	1,300,000	1,189,449
4.50%, due 7/25/54	19,700,000	18,571,098
5.00%, due 7/25/54	9,000,000	8,697,656
6.00%, due 7/25/54	10,800,000	10,829,953
		40,869,597
Government National Mortgage Association (Mortgage Pass-Through Security) 3.0%
GNMA II, Single Family, 30 Year
3.50%, due 7/15/54 TBA (h)	13,900,000	12,479,594
United States Treasury Inflation - Indexed Notes 80.4%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	5,913,260	3,417,942
0.125%, due 2/15/52 (i)	2,027,430	1,150,685
0.25%, due 2/15/50	3,634,348	2,217,804
0.625%, due 2/15/43	2,427,528	1,822,316
0.75%, due 2/15/42	7,257,253	5,667,814
0.75%, due 2/15/45	9,640,205	7,218,722
0.875%, due 2/15/47	10,836,806	8,134,235
1.00%, due 2/15/46	7,926,567	6,183,066
1.00%, due 2/15/48	4,841,872	3,705,889
1.00%, due 2/15/49	809,926	614,977
1.375%, due 2/15/44	14,650,971	12,553,844
	Principal Amount	Value

United States Treasury Inflation - Indexed Notes (continued)
U.S. Treasury Inflation Linked Bonds (e) (continued)
1.50%, due 2/15/53	$ 2,426,086	$ 2,037,625
1.75%, due 1/15/28	15,301,954	15,057,049
2.00%, due 1/15/26	7,326,973	7,236,526
2.125%, due 2/15/40	5,019,318	4,966,994
2.125%, due 2/15/41	6,915,497	6,855,118
2.125%, due 2/15/54	2,451,960	2,383,193
2.375%, due 1/15/25	10,795,531	10,698,329
2.375%, due 1/15/27	31,096	31,076
2.50%, due 1/15/29	6,031,452	6,136,897
3.375%, due 4/15/32	577,636	630,571
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 10/15/25 (i)	10,513,254	10,165,943
0.125%, due 4/15/26 (i)	5,081,343	4,854,021
0.125%, due 7/15/26	11,262,569	10,766,040
0.125%, due 4/15/27	12,881,916	12,120,155
0.125%, due 1/15/30	2,754,239	2,478,752
0.125%, due 7/15/30	10,419,364	9,322,471
0.125%, due 1/15/31	8,600,059	7,590,866
0.125%, due 7/15/31	15,559,138	13,662,272
0.125%, due 1/15/32	24,205,754	20,954,852
0.25%, due 7/15/29	11,693,941	10,737,682
0.375%, due 7/15/25	13,221,900	12,889,729
0.625%, due 1/15/26	5,581,823	5,399,956
0.625%, due 7/15/32	39,713,088	35,607,680
0.75%, due 7/15/28	16,126,010	15,323,539
0.875%, due 1/15/29	4,712,479	4,464,237
1.125%, due 1/15/33	3,157,830	2,921,520
1.25%, due 4/15/28	1,986,146	1,918,206
1.375%, due 7/15/33	19,718,840	18,618,955
1.625%, due 10/15/27	10,690,547	10,516,090
2.125%, due 4/15/29	3,953,469	3,958,029
2.375%, due 10/15/28 (j)	14,024,416	14,207,362
		337,199,029
Total U.S. Government & Federal Agencies (Cost $435,236,777)		391,013,155
Total Long-Term Bonds (Cost $524,243,887)		473,732,457

	Shares

Short-Term Investments 48.4%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 5.187% (k)	316,563	316,563

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Principal Amount	Value

Repurchase Agreements 48.3%
BNP Paribas S.A.
5.40%, dated 6/28/24
due 7/2/24
Proceeds at Maturity $11,169,799
(Collateralized by United States Treasury Note with a rate of 1.88% and maturity date of 02/15/2032, with a Principal Amount of $13,470,000 and a Market Value of $11,460,538)	$ 11,163,101	$ 11,163,101
BNP Paribas S.A. 5.40%, dated 6/28/24 due 7/2/24 Proceeds at Maturity $41,461,761 (Collateralized by United States Treasury Note with a rate of 1.88% and maturity date of 02/15/2032, with a Principal Amount of $50,000,000 and a Market Value of $42,540,973)	41,436,899	41,436,899
BofA Securities, Inc. 5.44%, dated 6/28/24 due 7/2/24 Proceeds at Maturity $17,071,312 (Collateralized by United States Treasury Bond with a rate of 2.25% and maturity date of 05/15/2041, with a Principal Amount of $24,004,000 and a Market Value of $17,692,758)	17,061,000	17,061,000
BofA Securities, Inc. 5.44%, dated 6/28/24 due 7/2/24 Proceeds at Maturity $35,560,481 (Collateralized by United States Treasury Bond with a rate of 2.25% and maturity date of 05/15/2041, with a Principal Amount of $50,000,000 and a Market Value of $36,853,770)	35,539,000	35,539,000
	Principal Amount	Value

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
5.41%, dated 6/28/24
due 7/2/24
Proceeds at Maturity $52,631,618
(Collateralized by United States Treasury Bond with a rate of 5.38% and maturity date of 02/15/2031, with a Principal Amount of $49,598,000 and a Market Value of $53,925,328)	$ 52,600,000	$ 52,600,000
J.P. Morgan Securities LLC 5.44%, dated 6/28/24 due 7/2/24 Proceeds at Maturity $44,727,019 (Collateralized by United States Treasury Note with a rate of 4.75% and maturity date of 07/31/2025, with a Principal Amount of $44,859,000 and a Market Value of $45,579,650)	44,700,000	44,700,000
Total Repurchase Agreements (Cost $202,500,000)		202,500,000
Total Short-Term Investments (Cost $202,816,563)		202,816,563
Total Investments (Cost $727,060,450)	161.4%	676,549,020
Other Assets, Less Liabilities	(61.4)	(257,315,516)
Net Assets	100.0%	$ 419,233,504

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Floating rate—Rate shown was the rate in effect as of June 30, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2024.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP PIMCO Real Return Portfolio

(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2024.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2024.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2024, the total net market value was $51,767,750, which represented 12.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swap and foreign currency forward contracts.
(j)	Delayed delivery security.
(k)	Current yield as of June 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,123	$ 39,826	$ (40,632)	$ —	$ —	$ 317	$ 28	$ —	317
Foreign Currency Forward Contracts
As of June 30, 2024, the Portfolio held the following foreign currency forward contracts1,2:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	371,000	USD	247,199	BNP Paribas S.A.	7/2/24	$ 295
USD	780,312	CAD	1,065,000	Barclays Capital	7/2/24	1,831
USD	438,207	DKK	3,009,985	Barclays Capital	7/2/24	5,980
USD	676,667	DKK	4,659,343	BNP Paribas S.A.	7/2/24	7,596
USD	34,582,777	EUR	31,853,000	Bank of America N.A.	7/2/24	469,806
USD	233,982	GBP	185,000	Barclays Capital	8/2/24	79
USD	236,435	GBP	185,000	BNP Paribas S.A.	7/2/24	2,577
USD	7,613,710	JPY	1,217,382,704	Barclays Capital	8/2/24	10,196
USD	7,836,381	JPY	1,225,045,903	BNP Paribas S.A.	7/2/24	222,198
USD	752,215	PEN	2,816,971	JPMorgan Chase Bank N.A.*	7/22/24	19,298
Total Unrealized Appreciation						739,856
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	245,519	AUD	371,000	Barclays Capital	7/2/24	$ (1,975)
USD	247,410	AUD	371,000	BNP Paribas S.A.	8/2/24	(300)
USD	776,749	CAD	1,062,478	Barclays Capital	8/2/24	(458)
USD	651,838	DKK	4,534,537	JPMorgan Chase Bank N.A.	8/2/24	(504)
USD	446,671	DKK	3,112,127	Morgan Stanley & Co. International	8/2/24	(1,042)
USD	34,119,723	EUR	31,853,000	BNP Paribas S.A.	8/2/24	(44,783)
Total Unrealized Depreciation						(49,062)
Net Unrealized Appreciation						$ 690,794

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
2.	As of June 30, 2024, cash collateral of $480,000 was due to a broker for foreign currency forward contracts.
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Australia 10 Year Bonds	82	September 2024	$ 6,226,262	$ 6,212,473	$ (13,789)
Euro-Bobl	1	September 2024	123,450	124,701	1,251
Euro-BTP	54	September 2024	6,736,596	6,667,371	(69,225)
Euro-Schatz	42	September 2024	4,733,675	4,754,375	20,700
U.S. Treasury 5 Year Notes	162	September 2024	17,161,878	17,265,656	103,778
U.S. Treasury 10 Year Ultra Bonds	221	September 2024	24,836,162	25,090,406	254,244
Total Long Contracts					296,959
Short Contracts
Euro-BTP	(60)	September 2024	(6,746,290)	(6,747,628)	(1,338)
Euro-Buxl	(25)	September 2024	(3,403,375)	(3,487,013)	(83,638)
Euro-OAT	(52)	September 2024	(6,915,752)	(6,856,479)	59,273
U.S. Treasury 2 Year Notes	(226)	September 2024	(46,149,887)	(46,153,437)	(3,550)
U.S. Treasury 10 Year Notes	(485)	September 2024	(52,671,070)	(53,342,422)	(671,352)
U.S. Treasury Long Bonds	(66)	September 2024	(7,735,092)	(7,808,625)	(73,533)
U.S. Treasury Ultra Bonds	(80)	September 2024	(9,915,499)	(10,027,500)	(112,001)
Total Short Contracts					(886,139)
Net Unrealized Depreciation					$ (589,180)

1.	As of June 30, 2024, cash in the amount of $856,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.
Written Options on Futures Contracts
As of June 30, 2024, the Portfolio held the following options agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Euro-Schatz	Eurex Clearing	$ 106.20	7/26/24	(160)	EUR (16,000,000)	$ (27,487)	$ (11,138)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP PIMCO Real Return Portfolio

Written Swaptions
As of June 30, 2024, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (106,078)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 3.15	10/6/25	(22,700,000)	EUR (22,700,000)	$ (262,860)	$ (297,787)
Swap Contracts
As of June 30, 2024, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 87,100,000	EUR	2/26/25	Fixed 3.475%	1 Day ESTR	At Maturity/At Maturity	$ 18,367	$ 22,012	$ 3,645
27,900,000	USD	12/20/25	Fixed 4.25%	1 Day SOFR	Annually/Annually	127,754	224,010	96,256
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(1,594)	873	2,467
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(6,312)	4,049	10,361
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(4,113)	8,820	12,933
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.06%	Semi-Annually/Semi-Annually	(23,787)	8,570	32,357
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	389	65,190	64,801
5,900,000	EUR	8/15/32	6 Month EURIBOR	Fixed 2.879%	Semi-Annually/Annually	—	21,307	21,307
9,600,000	USD	2/13/34	1 Day SOFR	Fixed 3.085%	Annually/Annually	(82,113)	(666,098)	(583,985)
36,400,000	EUR	9/18/34	6 Month EURIBOR	Fixed 2.75%	Semi-Annually/Annually	516,610	(210,717)	(727,327)
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	703,291	703,291
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	132,530	1,092,159	959,629
2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	74,529	121,746	47,217
13,900,000	EUR	9/18/54	Fixed 2.50%	6 Month EURIBOR	Annually/Semi-Annually	(591,158)	80,879	672,037
						$ 161,102	$ 1,476,091	$ 1,314,989
As of June 30, 2024, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 2,000,000	USD	9/8/24	1 Month USD-CPI	Fixed 2.51%	At Maturity	$ —	$ (11,627)	$ (11,627)
1,700,000	USD	9/12/24	1 Month USD-CPI	Fixed 2.56%	At Maturity	—	(9,020)	(9,020)
1,200,000	USD	9/12/24	1 Month USD-CPI	Fixed 2.565%	At Maturity	—	(6,308)	(6,308)
200,000	EUR	9/15/24	1 Month EUR-CPI	Fixed 3.52%	At Maturity	(20)	(1,788)	(1,768)
1,200,000	EUR	9/15/24	1 Month EUR-CPI	Fixed 3.72%	At Maturity	(101)	(5,444)	(5,343)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	64,875	612,674	547,799
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	26,938	291,290	264,352
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	4,513	189,428	184,915
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	1,064	83,663	82,599
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	3,755	110,154	106,399
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	1,523	44,030	42,507
500,000	EUR	5/15/27	Fixed 3.13%	1 Month EUR-CPI	At Maturity	—	7,415	7,415
800,000	EUR	6/15/27	1 Month EUR-CPI	Fixed 1.36%	At Maturity	1,875	(128,341)	(130,216)
1,000,000	EUR	3/15/28	1 Month EUR-CPI	Fixed 1.535%	At Maturity	15,206	(145,950)	(161,156)
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(5,181)	(76,604)	(71,423)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(3,683)	(51,140)	(47,457)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	22,073	22,073
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	$ —	$ 32,962	$ 32,962
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(143,357)	(428,995)	(285,638)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(202,676)	(461,627)	(258,951)
4,500,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(106,520)	(924,913)	(818,393)
800,000	EUR	5/15/32	Fixed 2.60%	1 Month EUR-CPI	At Maturity	6,140	18,380	12,240
800,000	EUR	5/15/32	Fixed 2.60%	1 Month EUR-CPI	At Maturity	370	18,380	18,010
800,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	1,234	(5,784)	(7,018)
1,000,000	EUR	6/15/32	Fixed 2.72%	1 Month EUR-CPI	At Maturity	(7,618)	(7,230)	388
700,000	EUR	6/15/32	Fixed 2.57%	1 Month EUR-CPI	At Maturity	—	6,443	6,443
800,000	EUR	7/15/32	Fixed 2.47%	1 Month EUR-CPI	At Maturity	—	15,581	15,581
200,000	EUR	3/15/33	Fixed 1.71%	1 Month EUR-CPI	At Maturity	(9,011)	30,670	39,681
700,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.356%	At Maturity	—	12,939	12,939
1,000,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.39%	At Maturity	918	21,980	21,062
1,000,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.356%	At Maturity	(2,479)	18,485	20,964
900,000	EUR	11/15/33	1 Month EUR-CPI	Fixed 2.363%	At Maturity	—	17,237	17,237
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	(8,622)	(8,622)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,684)	(15,645)	(5,961)
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	(1)	(4,246)	(4,245)
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	112	(4,245)	(4,357)
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	120	(3,988)	(4,108)
1,000,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	6,419	74,260	67,841
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	38,261	38,261
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	821	28,696	27,875
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,738	19,130	17,392
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	8,831	8,831
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,835	26,494	22,659
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	21,050	21,050
300,000	EUR	11/15/53	Fixed 2.62%	1 Month EUR-CPI	At Maturity	—	(15,347)	(15,347)
300,000	EUR	11/15/53	Fixed 2.548%	1 Month EUR-CPI	At Maturity	(909)	(8,303)	(7,394)
						$ (349,784)	$ (554,661)	$ (204,877)
As of June 30, 2024, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[3]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[4]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 Day SOFR + 5.53%	7/8/24	Daily	$ 15,000	$ 13,023
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 04/15/2025	1 Day SOFR + 5.49%	7/22/24	Daily	5,000	6,026
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 5.53%	7/8/24	Daily	10,000	(16,198)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 5.49%	7/22/24	Daily	10,000	(19,809)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 10/15/2026	1 Day SOFR + 5.49%	7/22/24	Daily	25,000	66,169
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 5.49%	7/22/24	Daily	10,000	26,165
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 5.49%	7/22/24	Daily	10,000	35,015
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 5.50%	7/22/24	Daily	15,000	—
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.625%, 01/15/2026	1 Day SOFR + 5.50%	7/22/24	Daily	5,000	—
						$ 110,391

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP PIMCO Real Return Portfolio

1.	As of June 30, 2024, cash in the amount of $1,178,000 was on deposit with a broker for centrally cleared swap agreements.
2.	As of June 30, 2024, cash in the amount $70,000 was due to broker for OTC debt total return swap agreements.
3.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
4.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DKK—Denmark Krone
ESTR—Euro Short Term Rate
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
JPY—Japanese Yen
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced
TONAR—Tokyo Overnight Average Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 40,209,783	$ —	$ 40,209,783
Corporate Bonds	—	1,729,612	—	1,729,612
Foreign Government Bonds	—	29,749,093	—	29,749,093
Mortgage-Backed Securities	—	11,030,814	—	11,030,814
U.S. Government & Federal Agencies	—	391,013,155	—	391,013,155
Total Long-Term Bonds	—	473,732,457	—	473,732,457
Short-Term Investments
Affiliated Investment Company	316,563	—	—	316,563
Repurchase Agreements	—	202,500,000	—	202,500,000
Total Short-Term Investments	316,563	202,500,000	—	202,816,563
Total Investments in Securities	316,563	676,232,457	—	676,549,020
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	739,856	—	739,856
Futures Contracts	439,246	—	—	439,246
Interest Rate Swap Contracts	—	2,626,301	—	2,626,301
Inflation Swap Contracts	—	1,659,475	—	1,659,475
OTC Debt Total Return Swap Contracts	—	146,398	—	146,398
Total Other Financial Instruments	439,246	5,172,030	—	5,611,276
Total Investments in Securities and Other Financial Instruments	$ 755,809	$ 681,404,487	$ —	$ 682,160,296
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (49,062)	$ —	$ (49,062)
Futures Contracts (b)	(1,028,426)	—	—	(1,028,426)
Written Options	—	(415,003)	—	(415,003)
Interest Rate Swap Contracts (b)	—	(1,311,312)	—	(1,311,312)
Inflation Swap Contracts (b)	—	(1,864,352)	—	(1,864,352)
OTC Debt Total Return Swap Contracts (b)	—	(36,007)	—	(36,007)
Total Other Financial Instruments	$ (1,028,426)	$ (3,675,736)	$ —	$ (4,704,162)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP PIMCO Real Return Portfolio

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
BofA Securities, Inc.	5.48%	6/26/2024	7/1/2024	$ 208,068	$ 208,068
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	10,817,715	10,817,327
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	15,184,034	15,183,232
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	12,888,268	12,887,583
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	8,377,946	8,377,489
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	10,758,975	10,758,050
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	10,767,445	10,766,412
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	12,907,980	12,906,810
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	15,382,962	15,381,809
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	9,362,102	9,361,193
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	9,234,236	9,233,307
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	13,732,327	13,731,176
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	21,068,683	21,066,990
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	12,114,273	12,113,129
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	35,911,563	35,908,875
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	10,548,333	10,547,673
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	18,860,970	18,859,743
BNP Paribas S.A.	5.60	6/25/2024	7/2/2024	10,945,125	10,944,753
BNP Paribas S.A.	5.60	6/26/2024	7/3/2024	15,185,581	15,184,779
BNP Paribas S.A.	5.60	6/26/2024	7/3/2024	15,389,197	15,388,043
BNP Paribas S.A.	5.60	6/26/2024	7/3/2024	13,694,296	13,693,018
BNP Paribas S.A.	5.60	6/26/2024	7/3/2024	21,001,977	21,000,078
BNP Paribas S.A.	5.60	6/26/2024	7/3/2024	35,802,524	35,799,853
BNP Paribas S.A.	5.60	6/26/2024	7/3/2024	18,800,995	18,799,969
BofA Securities, Inc.	5.34	6/26/2024	7/3/2024	3,972,149	3,972,292
BNP Paribas S.A.	5.45	6/13/2024	7/25/2024	3,343,671	3,343,499
BNP Paribas S.A.	5.46	6/25/2024	8/6/2024	733,362	732,832
				$ 366,994,757	$ 366,967,982
(a) During the period ended June 30, 2024, the Portfolio’s average amount of borrowing was $16,275,737 at a weighted average interest rate of 5.44%.
(b) Payable for sale-buyback transactions includes $(26,775) of deferred price drop.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $524,243,887)	$473,732,457
Investment in affiliated investment companies, at value (identified cost $316,563)	316,563
Repurchase agreements, at value (amortized cost $202,500,000)	202,500,000
Cash	90,484
Cash denominated in foreign currencies (identified cost $1,715,993)	1,244,472
Cash collateral on deposit at broker for futures contracts	856,000
Cash collateral on deposit at broker for swap contracts	1,178,000
Receivables:
Investment securities sold	357,466,663
Interest	1,752,082
Variation margin on futures contracts	447,015
Variation margin on centrally cleared swap contracts	316,597
Portfolio shares sold	104,514
Unrealized appreciation on OTC swap contracts	146,398
Unrealized appreciation on foreign currency forward contracts	739,856
Other assets	4,399
Total assets	1,040,895,500
Liabilities
Written options, at value (premiums received $553,207)	415,003
Cash collateral due to broker for swaps contracts	70,000
Cash collateral due to broker for TBA	200,000
Cash collateral due to broker for foreign currency forward contracts	480,000
Payables:
Sale buyback transactions	366,967,982
Investment securities purchased	252,945,278
Portfolio shares redeemed	167,022
Manager (See Note 3)	143,623
NYLIFE Distributors (See Note 3)	69,314
Professional fees	60,763
Custodian	51,138
Shareholder communication	5,057
Trustees	106
Accrued expenses	1,641
Unrealized depreciation on OTC swap contracts	36,007
Unrealized depreciation on foreign currency forward contracts	49,062
Total liabilities	621,661,996
Net assets	$419,233,504
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$53,524
Additional paid-in-capital	534,341,506
534,395,030
Total distributable earnings (loss)	(115,161,526)
Net assets	$419,233,504
Initial Class
Net assets applicable to outstanding shares	$83,023,752
Shares of beneficial interest outstanding	10,564,593
Net asset value per share outstanding	$7.86
Service Class
Net assets applicable to outstanding shares	$336,209,752
Shares of beneficial interest outstanding	42,959,258
Net asset value per share outstanding	$7.83

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP PIMCO Real Return Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$13,522,122
Dividends-affiliated	27,929
Securities lending, net	62
Other	10,761
Total income	13,560,874
Expenses
Manager (See Note 3)	1,149,925
Interest expense	447,859
Distribution/Service—Service Class (See Note 3)	423,122
Custodian	104,937
Professional fees	83,555
Shareholder communication	15,761
Trustees	5,892
Miscellaneous	10,680
Total expenses before waiver/reimbursement	2,241,731
Expense waiver/reimbursement from Manager (See Note 3)	(151,804)
Net expenses	2,089,927
Net investment income (loss)	11,470,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(12,160,348)
Futures transactions	755,050
Swap transactions	2,335,918
Foreign currency transactions	(2,920,727)
Foreign currency forward transactions	1,444,817
Written option transactions	464,970
Net realized gain (loss)	(10,080,320)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	732,033
Futures contracts	1,338,097
Swap contracts	(1,888,715)
Foreign currency forward contracts	1,364,232
Translation of other assets and liabilities in foreign currencies	12,867
Written option contracts	746,476
Net change in unrealized appreciation (depreciation)	2,304,990
Net realized and unrealized gain (loss)	(7,775,330)
Net increase (decrease) in net assets resulting from operations	$3,695,617
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,470,947	$20,123,979
Net realized gain (loss)	(10,080,320)	(15,380,434)
Net change in unrealized appreciation (depreciation)	2,304,990	11,815,998
Net increase (decrease) in net assets resulting from operations	3,695,617	16,559,543
Distributions to shareholders:
Initial Class	—	(11,335,518)
Service Class	—	(29,658,529)
Total distributions to shareholders	—	(40,994,047)
Capital share transactions:
Net proceeds from sales of shares	25,450,340	53,122,871
Net asset value of shares issued to shareholders in reinvestment of distributions	—	40,994,047
Cost of shares redeemed	(90,433,241)	(83,054,069)
Increase (decrease) in net assets derived from capital share transactions	(64,982,901)	11,062,849
Net increase (decrease) in net assets	(61,287,284)	(13,371,655)
Net Assets
Beginning of period	480,520,788	493,892,443
End of period	$419,233,504	$480,520,788
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP PIMCO Real Return Portfolio

Statement of Cash Flows
for the six-month period ended June 30, 2024 (Unaudited)
Cash Flows From (Used in) Operating Activities:
Net increase in net assets resulting from operations	$3,695,617
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Long term investments purchased	(361,429,075)
Long term investments sold	381,251,103
Purchase of short term investments, net	104,619,147
Sale of affiliated investments, net	806,420
Amortization (accretion) of discount and premium, net	(8,645,153)
Decrease in due from custodian	1,200,854
Increase in investment securities sold receivable	(19,918,137)
Increase in interest receivable	(12,088)
Increase in other assets	(1,726)
Increase in unrealized appreciation for open forward foreign currency contracts	(726,178)
Decrease in premiums from written options	(340,543)
Decrease in cash collateral due to broker for TBA	(731,000)
Decrease in cash collateral due to broker for swap contracts	(1,220,000)
Decrease in investment securities purchased payable	(70,999,090)
Increase in cash collateral due to broker for foreign currency forward contracts	480,000
Decrease in due to NYLIFE Distributors	(3,896)
Decrease in professional fees payable	(2,047)
Decrease in custodian payable	(40,181)
Increase in shareholder communication payable	5,013
Increase in due to Trustees	106
Decrease in due to manager	(51,345)
Increase in variation margin on centrally cleared swap contracts	(182,443)
Decrease in variation margin on futures contracts	(62,519)
Decrease in unrealized depreciation for open forward foreign currency contracts	(638,054)
Increase in accrued expenses	1,511
Decrease in unrealized appreciation on OTC swap contracts	1,687,097
Decrease in unrealized depreciation on OTC swap contracts	(163,010)
Net realized loss from investments	12,160,348
Net change in unrealized (appreciation) depreciation on unaffiliated investments	(732,033)
Net change in unrealized (appreciation) depreciation on written options	(746,476)
Net cash from operating activities	39,262,222
Cash Flows From (Used in) Financing Activities:
Proceeds from shares sold	$25,487,996
Payment on shares redeemed	(90,494,374)
Proceeds on sale-buyback transactions	906,599,633
Payments from sale-buyback transactions	(880,500,151)
Net cash used in financing activities	(38,906,896)
Effect of exchange rate changes on cash	(25,092)
Net increase in cash	330,234
Cash, restricted cash and foreign currency at beginning of period	3,038,722
Cash, restricted cash and foreign currency at end of period	$3,368,956

Supplemental disclosure of cash flow information:
The following tables provide a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of the such amounts shown on the Statement of Cash Flows:
Cash and restricted cash at beginning of period
Cash	$9,503
Cash denominated in foreign currencies	1,170,219
Cash collateral on deposit at broker for futures contracts	1,031,000
Cash collateral on deposit at broker for swap contracts	828,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,038,722
Cash and restricted cash at end of period
Cash	$90,484
Cash denominated in foreign currencies	1,244,472
Cash collateral on deposit at broker for futures contracts	856,000
Cash collateral on deposit at broker for swap contracts	1,178,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,368,956
Restricted cash consists of cash that has been segregated to cover the Portfolio’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as cash collateral on deposit at brokers.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$7.77	$8.23	$9.92	$9.47	$8.63	$8.20
Net investment income (loss) (a)	0.19	0.35	0.68	0.50	0.12	0.20
Net realized and unrealized gain (loss)	(0.10)	(0.09)	(1.82)	—	0.91	0.51
Total from investment operations	0.09	0.26	(1.14)	0.50	1.03	0.71
Less distributions:
From net investment income	—	(0.72)	(0.55)	(0.05)	(0.19)	(0.28)
Net asset value at end of period	$7.86	$7.77	$8.23	$9.92	$9.47	$8.63
Total investment return (b)	1.16%(c)	3.72%	(11.45)%	5.36%(c)	11.93%(c)	8.56%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.99%††	4.31%(d)	7.42%	5.20%	1.27%	2.35%
Net expenses (e)	0.72%††	0.77%(f)	0.71%	0.55%	0.78%	1.65%
Expenses (before waiver/reimbursement) (e)	0.79%††	0.84%	0.76%	0.59%	0.83%	1.71%
Interest expense and fees	0.19%††	0.25%	0.18%	0.02%	0.25%	1.09%
Portfolio turnover rate	73%	81%	71%	125%(g)	199%(g)	187%(g)
Net assets at end of period (in 000's)	$83,024	$134,068	$119,313	$139,038	$48,479	$48,707

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.30%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.78%.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 42%, 128% and 139% for the years ended December 31, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP PIMCO Real Return Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$7.75	$8.20	$9.89	$9.44	$8.61	$8.19
Net investment income (loss) (a)	0.19	0.33	0.66	0.44	0.09	0.18
Net realized and unrealized gain (loss)	(0.11)	(0.08)	(1.82)	0.04	0.91	0.50
Total from investment operations	0.08	0.25	(1.16)	0.48	1.00	0.68
Less distributions:
From net investment income	—	(0.70)	(0.53)	(0.03)	(0.17)	(0.26)
Net asset value at end of period	$7.83	$7.75	$8.20	$9.89	$9.44	$8.61
Total investment return (b)	1.03%(c)	3.46%	(11.68)%	5.12%	11.61%(c)	8.30%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.99%††	4.04%(d)	7.27%	4.58%	1.04%	2.14%
Net expenses (e)	0.97%††	1.02%(f)	0.96%	0.80%	1.03%	1.89%
Expenses (before waiver/reimbursement) (e)	1.04%††	1.09%	1.01%	0.84%	1.08%	1.96%
Interest expense and fees	0.19%††	0.25%	0.18%	0.02%	0.25%	1.09%
Portfolio turnover rate	73%	81%	71%	125%(g)	199%(g)	187%(g)
Net assets at end of period (in 000's)	$336,210	$346,452	$374,580	$452,844	$433,668	$343,332

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.03%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 1.03%.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 42%, 128% and 139% for the years ended December 31, 2021, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PIMCO Real Return Portfolio (formerly known as MainStay VP PIMCO Real Return Portfolio) (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum real return, consistent with preservation of real capital and prudent investment management.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

24	NYLI VP PIMCO Real Return Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
25

Notes to Financial Statements (Unaudited) (continued)
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

26	NYLI VP PIMCO Real Return Portfolio

(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the
27

Notes to Financial Statements (Unaudited) (continued)
amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Total Return Swaps: Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.
Interest Rate Swaps : An interest rate swap is an agreement between two parties where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often Secured Overnight Financing Rate ("SOFR")). The Portfolio will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the

28	NYLI VP PIMCO Real Return Portfolio

Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(M) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the
29

Notes to Financial Statements (Unaudited) (continued)
securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(N) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(O) Options Contracts. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swaps, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. Entering into options contracts involves leverage risk, liquidity risk, counterparty risk, market risk, operational risk and legal risk. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. Writing call options involves risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.
The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Alternatively, purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.
The Portfolio may purchase or write foreign currency options. Purchasing a foreign currency option gives the Portfolio the right, but not the obligation, to buy or sell a specified amount of the currency at a specified rate of exchange that may be exercised on or before the option’s expiration date. Writing a foreign currency option obligates the Portfolio to buy or sell a specified amount of foreign currency at a specified rate of exchange, and such option may be exercised on or before the option’s expiration date in exchange for an option premium. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The risks associated with writing a foreign currency put option include the risk that the Portfolio may incur a loss if the value of the referenced foreign currency decreases and the option is exercised. The risks associated with writing a foreign currency call option include the risk that if the value of the referenced foreign currency increases, and if the option is exercised, the Portfolio must either acquire the referenced foreign currency at the then higher price for delivery or, if the Portfolio already owns the referenced foreign currency, forego the opportunity for profit with respect to such foreign currency.
The Portfolio may purchase or write option on exchanged-traded futures contracts (“Futures Option”) to hedge an existing position or futures investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.
The Portfolio may purchase or write inflation-capped options to enhance returns or for hedging opportunities. An inflation-capped option pays out if inflation exceeds a certain level over a specified period of time. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. When the Portfolio writes an inflation-capped option, an amount equal to

30	NYLI VP PIMCO Real Return Portfolio

the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
(P) Sale-Buybacks.  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’ in accordance with Rule 18f-4 under the 1940 Act. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.
(Q) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.
(R) Treasury Inflation-Protected Securities.  The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.
(S) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(T) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a
31

Notes to Financial Statements (Unaudited) (continued)
counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(U) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(V) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio wrote or purchased options to enhance returns or to hedge an existing position or future investment.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Portfolio's holdings. These derivatives are not accounted for as hedging instruments.
The Portfolio utilizes interest rate and inflation swap agreements to manage its exposure to interest rate and inflation risk.
The Portfolio entered into foreign currency forward contracts to to hedge the currency exposure associated with some or all of the Portfolio's securities or as a part of an investment strategy.

Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$439,246	$439,246
OTC Swap Contracts - Unrealized appreciation on OTC swap contracts	—	146,398	146,398
Centrally Cleared Swap Contracts - Net Assets—Net unrealized appreciation on swap contracts (b)	—	4,285,776	4,285,776
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	739,856	—	739,856
Total Fair Value	$739,856	$4,871,420	$5,611,276

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

32	NYLI VP PIMCO Real Return Portfolio

Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options - Investments in written options, at value	$—	$(415,003)	$(415,003)
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	—	(1,028,426)	(1,028,426)
OTC Swap Contracts - Unrealized depreciation on OTC swap contracts	—	(36,007)	(36,007)
Centrally Cleared Swap Contracts - Net Assets—Net unrealized depreciation on swap contracts (b)	—	(3,175,664)	(3,175,664)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(49,062)	—	(49,062)
Total Fair Value	$(49,062)	$(4,655,100)	$(4,704,162)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Purchased Option Transactions	$—	$116,163	$116,163
Written Option Transactions	—	464,970	464,970
Futures Transactions	—	755,050	755,050
Swap Transactions	—	2,335,918	2,335,918
Forward Transactions	1,444,817	—	1,444,817
Total Net Realized Gain (Loss)	$1,444,817	$3,672,101	$5,116,918

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options	$—	$746,476	$746,476
Futures Contracts	—	1,338,097	1,338,097
Swap Contracts	—	(1,888,715)	(1,888,715)
Forward Contracts	1,364,232	—	1,364,232
Total Net Change in Unrealized Appreciation (Depreciation)	$1,364,232	$195,858	$1,560,090

Average Notional Amount	Total
Written Swaptions	$(78,066,667)
Written Inflation—Capped Options (a)	$(300,000)
Options on Futures Contracts	$18,267
Futures Contracts Long	$67,567,555
Futures Contracts Short	$(146,851,701)
Swap Contracts Long	$355,773,159
Forward Contracts Long	$13,765,028
Forward Contracts Short	$(93,411,974)

(a)	Positions were open for four months during the reporting period.
33

Notes to Financial Statements (Unaudited) (continued)
(W) Borrowings and other financing transactions summary
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2024:
Counterparty	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (a)
Master Securities Forward Transaction Agreement
BNP Paribas S.A.	$(362,787,622)	$(362,787,622)	$362,814,540	$26,918
BofA Securities, Inc.	(4,180,360)	(4,180,360)	4,180,217	(143)
Total Borrowings and Other Financing Transactions	$(366,967,982)	$(366,967,982)	$366,994,757	$26,775
(a)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.
Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Sale-Buyback Transactions
US Treasury Obligations	$—	$366,967,982	$—	$—	$366,967,982
Total Borrowings	$—	$366,967,982	$—	$—	$366,967,982
Payable for sale-buyback financing transactions					$366,967,982

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pacific Investment Management Company LLC (“ PIMCO” or the “Subadvisor”), a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PIMCO, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual percentage of the Portfolio’s average daily net assets of 0.50% on all assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.53% and 0.78%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,149,925 and waived fees and/or reimbursed expenses in the amount of $151,804 and paid the Subadvisor fees in the amount of $574,962.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or

34	NYLI VP PIMCO Real Return Portfolio

procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$805,462,336	$466,339	$(129,379,655)	$(128,913,316)
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $4,213,764, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$4,214
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$40,994,047
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of U.S. government securities were $49,575 and $74,247, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $311,854 and $307,004, respectively.
35

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,242,230	$9,639,311
Shares redeemed	(7,918,518)	(61,300,380)
Net increase (decrease)	(6,676,288)	$(51,661,069)
Year ended December 31, 2023:
Shares sold	2,958,161	$24,393,797
Shares issued to shareholders in reinvestment of distributions	1,535,125	11,335,518
Shares redeemed	(1,758,214)	(14,244,076)
Net increase (decrease)	2,735,072	$21,485,239

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,047,161	$15,811,029
Shares redeemed	(3,768,253)	(29,132,861)
Net increase (decrease)	(1,721,092)	$(13,321,832)
Year ended December 31, 2023:
Shares sold	3,518,842	$28,729,074
Shares issued to shareholders in reinvestment of distributions	4,025,863	29,658,529
Shares redeemed	(8,539,375)	(68,809,993)
Net increase (decrease)	(994,670)	$(10,422,390)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
36	NYLI VP PIMCO Real Return Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
37

NYLI VP PineStone International Equity Portfolio
(formerly known as MainStay VP PineStone International Equity Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Australia 1.6%
Commonwealth Bank of Australia (Banks)	83,709	$ 7,106,325
Canada 2.9%
Canadian National Railway Co. (Ground Transportation)	108,118	12,771,979
Denmark 7.9%
Novo Nordisk A/S, Class B (Pharmaceuticals)	244,730	34,961,190
France 15.5%
Air Liquide SA (Chemicals)	100,331	17,273,184
EssilorLuxottica SA (Health Care Equipment & Supplies)	80,653	17,305,552
L'Oreal SA (Personal Care Products)	33,367	14,671,935
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	25,441	19,537,440
		68,788,111
Germany 5.1%
Rational AG (Machinery)	7,774	6,480,157
SAP SE (Software)	79,085	16,057,010
		22,537,167
India 1.9%
HDFC Bank Ltd., ADR (Banks)	129,506	8,331,121
Japan 6.5%
Keyence Corp. (Electronic Equipment, Instruments & Components)	33,000	14,558,788
Shimano, Inc. (Leisure Products)	49,500	7,669,907
Unicharm Corp. (Household Products)	199,800	6,401,250
		28,629,945
Netherlands 4.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	19,101	19,706,447
Spain 1.7%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	111,362	7,410,655
Switzerland 10.6%
Alcon, Inc. (Health Care Equipment & Supplies)	137,738	12,254,692
	Shares	Value

Switzerland (continued)
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	99,543	$ 15,535,554
Geberit AG (Registered) (Building Products)	13,441	7,956,038
Schindler Holding AG (Machinery)	45,342	11,361,163
		47,107,447
Taiwan 9.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	232,733	40,451,323
United Kingdom 23.2%
Ashtead Group plc (Trading Companies & Distributors)	127,563	8,499,388
Bunzl plc (Trading Companies & Distributors)	203,074	7,703,295
Diageo plc (Beverages)	354,562	11,154,659
Howden Joinery Group plc (Trading Companies & Distributors)	977,605	10,801,649
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	175,066	18,354,356
Intertek Group plc (Professional Services)	140,016	8,490,126
London Stock Exchange Group plc (Capital Markets)	191,737	22,727,908
Spirax Group plc (Machinery)	67,914	7,285,948
Unilever plc (Personal Care Products)	144,474	7,933,563
		102,950,892
United States 9.2%
Aon plc, Class A (Insurance)	22,832	6,703,019
Nestle SA (Registered) (Food Products)	192,986	19,699,535
S&P Global, Inc. (Capital Markets)	32,229	14,374,134
		40,776,688
Total Common Stocks (Cost $384,455,223)		441,529,290
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 5.187% (a)	835,007	835,007
Total Short-Term Investment (Cost $835,007)		835,007
Total Investments (Cost $385,290,230)	99.8%	442,364,297
Other Assets, Less Liabilities	0.2	963,513
Net Assets	100.0%	$ 443,327,810

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of June 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 83	$ 30,964	$ (30,212)	$ —	$ —	$ 835	$ 22	$ —	835
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 7,106,325	$ —	$ 7,106,325
Denmark	—	34,961,190	—	34,961,190
France	—	68,788,111	—	68,788,111
Germany	—	22,537,167	—	22,537,167
Japan	—	28,629,945	—	28,629,945
Netherlands	—	19,706,447	—	19,706,447
Spain	—	7,410,655	—	7,410,655
Switzerland	—	47,107,447	—	47,107,447
United Kingdom	—	102,950,892	—	102,950,892
United States	21,077,153	19,699,535	—	40,776,688
All Other Countries	61,554,423	—	—	61,554,423
Total Common Stocks	82,631,576	358,897,714	—	441,529,290
Short-Term Investment
Affiliated Investment Company	835,007	—	—	835,007
Total Investments in Securities	$ 83,466,583	$ 358,897,714	$ —	$ 442,364,297

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PineStone International Equity Portfolio

Industry Diversification
	Value	Percent †^
Banks	$15,437,446	3.5%
Beverages	11,154,659	2.5
Building Products	7,956,038	1.8
Capital Markets	37,102,042	8.4
Chemicals	17,273,184	3.9
Electronic Equipment, Instruments & Components	14,558,788	3.3
Food Products	19,699,535	4.4
Ground Transportation	12,771,979	2.9
Health Care Equipment & Supplies	29,560,244	6.7
Hotels, Restaurants & Leisure	25,765,011	5.8
Household Products	6,401,250	1.4
Insurance	6,703,019	1.5
Leisure Products	7,669,907	1.7
Machinery	25,127,268	5.7
Personal Care Products	22,605,498	5.1
Pharmaceuticals	34,961,190	7.9
Professional Services	8,490,126	1.9
Semiconductors & Semiconductor Equipment	60,157,770	13.6
Software	16,057,010	3.6
Textiles, Apparel & Luxury Goods	35,072,994	7.9
Trading Companies & Distributors	27,004,332	6.1
	441,529,290	99.6
Short-Term Investment	835,007	0.2
Other Assets, Less Liabilities	963,513	0.2
Net Assets	$443,327,810	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $384,455,223)	$441,529,290
Investment in affiliated investment companies, at value (identified cost $835,007)	835,007
Cash denominated in foreign currencies (identified cost $195,783)	195,374
Receivables:
Dividends	1,264,962
Portfolio shares sold	168,004
Other assets	4,346
Total assets	443,996,983
Liabilities
Payables:
Manager (See Note 3)	296,088
Portfolio shares redeemed	248,412
NYLIFE Distributors (See Note 3)	46,891
Custodian	34,106
Professional fees	30,184
Shareholder communication	5,581
Trustees	13
Accrued expenses	7,898
Total liabilities	669,173
Net assets	$443,327,810
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$38,492
Additional paid-in-capital	487,353,956
487,392,448
Total distributable earnings (loss)	(44,064,638)
Net assets	$443,327,810
Initial Class
Net assets applicable to outstanding shares	$218,241,735
Shares of beneficial interest outstanding	18,758,006
Net asset value per share outstanding	$11.63
Service Class
Net assets applicable to outstanding shares	$225,086,075
Shares of beneficial interest outstanding	19,734,298
Net asset value per share outstanding	$11.41

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PineStone International Equity Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $596,434)	$4,913,569
Dividends-affiliated	21,692
Securities lending, net	2,465
Total income	4,937,726
Expenses
Manager (See Note 3)	1,872,986
Distribution/Service—Service Class (See Note 3)	282,602
Professional fees	62,763
Custodian	44,405
Shareholder communication	15,174
Trustees	5,797
Miscellaneous	14,147
Total expenses	2,297,874
Net investment income (loss)	2,639,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	8,261,684
Foreign currency transactions	(34,946)
Net realized gain (loss)	8,226,738
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	26,814,966
Translation of other assets and liabilities in foreign currencies	(43,873)
Net change in unrealized appreciation (depreciation)	26,771,093
Net realized and unrealized gain (loss)	34,997,831
Net increase (decrease) in net assets resulting from operations	$37,637,683

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $136,636.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,639,852	$2,425,153
Net realized gain (loss)	8,226,738	(40,383,651)
Net change in unrealized appreciation (depreciation)	26,771,093	58,070,479
Net increase (decrease) in net assets resulting from operations	37,637,683	20,111,981
Capital share transactions:
Net proceeds from sales of shares	21,345,277	114,523,839
Cost of shares redeemed	(87,604,125)	(104,097,981)
Increase (decrease) in net assets derived from capital share transactions	(66,258,848)	10,425,858
Net increase (decrease) in net assets	(28,621,165)	30,537,839
Net Assets
Beginning of period	471,948,975	441,411,136
End of period	$443,327,810	$471,948,975
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PineStone International Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$10.73	$10.29	$17.98	$18.43	$16.21	$14.99
Net investment income (loss) (a)	0.07	0.07	0.02	0.07	0.03	0.12
Net realized and unrealized gain (loss)	0.83	0.37	(5.06)	2.12	3.24	3.31
Total from investment operations	0.90	0.44	(5.04)	2.19	3.27	3.43
Less distributions:
From net investment income	—	—	(0.04)	(0.02)	(0.12)	(0.08)
From net realized gain on investments	—	—	(2.61)	(2.62)	(0.93)	(2.13)
Total distributions	—	—	(2.65)	(2.64)	(1.05)	(2.21)
Net asset value at end of period	$11.63	$10.73	$10.29	$17.98	$18.43	$16.21
Total investment return (b)	8.39%(c)	4.28%(c)	(26.45)%	12.24%	20.85%	24.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.27%††	0.65%	0.12%	0.37%	0.16%	0.74%
Net expenses (d)	0.86%††	0.92%	0.95%	0.93%	0.96%	0.96%
Portfolio turnover rate	4%	155%	102%	86%	135%	66%
Net assets at end of period (in 000's)	$218,242	$244,914	$205,666	$266,747	$245,101	$209,278

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$10.53	$10.12	$17.75	$18.24	$16.06	$14.86
Net investment income (loss) (a)	0.05	0.04	(0.02)	0.02	(0.01)	0.08
Net realized and unrealized gain (loss)	0.83	0.37	(5.00)	2.11	3.20	3.28
Total from investment operations	0.88	0.41	(5.02)	2.13	3.19	3.36
Less distributions:
From net investment income	—	—	—	—	(0.08)	(0.03)
From net realized gain on investments	—	—	(2.61)	(2.62)	(0.93)	(2.13)
Total distributions	—	—	(2.61)	(2.62)	(1.01)	(2.16)
Net asset value at end of period	$11.41	$10.53	$10.12	$17.75	$18.24	$16.06
Total investment return (b)	8.36%(c)	4.05%(c)	(26.63)%	11.96%	20.54%	24.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.97%††	0.41%	(0.12)%	0.12%	(0.08)%	0.52%
Net expenses (d)	1.11%††	1.17%	1.20%	1.18%	1.21%	1.21%
Portfolio turnover rate	4%	155%	102%	86%	135%	66%
Net assets at end of period (in 000's)	$225,086	$227,035	$235,745	$321,135	$315,244	$303,135

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PineStone International Equity Portfolio (formerly known as MainStay VP PineStone International Equity Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

10	NYLI VP PineStone International Equity Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
11

Notes to Financial Statements (Unaudited) (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

12	NYLI VP PineStone International Equity Portfolio

(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection
13

Notes to Financial Statements (Unaudited) (continued)
with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. PineStone Asset Management Inc. (the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,872,986 and paid the Subadvisor fees in the amount of $889,668.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$385,533,816	$69,658,024	$(12,827,543)	$56,830,481
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $113,736,555, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$63,034	$50,703
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors.

14	NYLI VP PineStone International Equity Portfolio

Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $19,602 and $84,294, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,368,522	$15,212,060
Shares redeemed	(5,439,937)	(61,382,567)
Net increase (decrease)	(4,071,415)	$(46,170,507)
Year ended December 31, 2023:
Shares sold	8,777,135	$93,252,336
Shares redeemed	(5,936,901)	(64,239,211)
Net increase (decrease)	2,840,234	$29,013,125

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	550,266	$6,133,217
Shares redeemed	(2,376,536)	(26,221,558)
Net increase (decrease)	(1,826,270)	$(20,088,341)
Year ended December 31, 2023:
Shares sold	2,128,562	$21,271,503
Shares redeemed	(3,852,976)	(39,858,770)
Net increase (decrease)	(1,724,414)	$(18,587,267)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
16

NYLI VP S&P 500 Index Portfolio
(formerly known as MainStay VP S&P 500 Index Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 1.8%
Axon Enterprise, Inc. (a)	6,641	$ 1,954,048
Boeing Co. (The) (a)	54,021	9,832,362
General Dynamics Corp.	21,284	6,175,340
General Electric Co.	102,473	16,290,133
Howmet Aerospace, Inc.	36,302	2,818,124
Huntington Ingalls Industries, Inc.	3,692	909,450
L3Harris Technologies, Inc.	17,757	3,987,867
Lockheed Martin Corp.	19,991	9,337,796
Northrop Grumman Corp.	13,023	5,677,377
RTX Corp.	124,463	12,494,840
Textron, Inc.	17,853	1,532,859
TransDigm Group, Inc.	5,239	6,693,399
		77,703,595
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	10,962	965,972
Expeditors International of Washington, Inc.	13,223	1,650,098
FedEx Corp.	21,194	6,354,809
United Parcel Service, Inc., Class B	68,284	9,344,665
		18,315,544
Automobile Components 0.1%
Aptiv plc (a)	25,469	1,793,527
BorgWarner, Inc.	21,349	688,292
		2,481,819
Automobiles 1.4%
Ford Motor Co.	367,114	4,603,610
General Motors Co.	106,812	4,962,485
Tesla, Inc. (a)	259,748	51,398,934
		60,965,029
Banks 3.2%
Bank of America Corp.	636,939	25,331,064
Citigroup, Inc.	178,567	11,331,862
Citizens Financial Group, Inc.	42,597	1,534,770
Fifth Third Bancorp	64,038	2,336,747
Huntington Bancshares, Inc.	135,674	1,788,183
JPMorgan Chase & Co.	268,835	54,374,567
KeyCorp	88,267	1,254,274
M&T Bank Corp.	15,620	2,364,243
PNC Financial Services Group, Inc. (The)	37,251	5,791,785
Regions Financial Corp.	85,736	1,718,149
Truist Financial Corp.	125,267	4,866,623
U.S. Bancorp	146,084	5,799,535
	Shares	Value

Banks (continued)
Wells Fargo & Co.	326,376	$ 19,383,471
		137,875,273
Beverages 1.3%
Brown-Forman Corp., Class B	16,759	723,821
Coca-Cola Co. (The)	362,965	23,102,722
Constellation Brands, Inc., Class A	15,072	3,877,724
Keurig Dr Pepper, Inc.	97,716	3,263,715
Molson Coors Beverage Co., Class B	17,023	865,279
Monster Beverage Corp. (a)	66,401	3,316,730
PepsiCo, Inc.	128,702	21,226,821
		56,376,812
Biotechnology 1.9%
AbbVie, Inc.	165,314	28,354,657
Amgen, Inc.	50,219	15,690,927
Biogen, Inc. (a)	13,630	3,159,707
Gilead Sciences, Inc.	116,632	8,002,121
Incyte Corp. (a)	17,447	1,057,637
Moderna, Inc. (a)	31,213	3,706,544
Regeneron Pharmaceuticals, Inc. (a)	9,930	10,436,728
Vertex Pharmaceuticals, Inc. (a)	24,158	11,323,338
		81,731,659
Broadline Retail 3.9%
Amazon.com, Inc. (a)	857,321	165,677,283
eBay, Inc.	47,370	2,544,717
Etsy, Inc. (a)	10,947	645,654
		168,867,654
Building Products 0.5%
A O Smith Corp.	11,307	924,686
Allegion plc	8,186	967,176
Builders FirstSource, Inc. (a)	11,427	1,581,611
Carrier Global Corp.	78,445	4,948,311
Johnson Controls International plc	63,067	4,192,063
Masco Corp.	20,618	1,374,602
Trane Technologies plc	21,190	6,970,027
		20,958,476
Capital Markets 2.7%
Ameriprise Financial, Inc.	9,298	3,972,013
Bank of New York Mellon Corp. (The)	70,008	4,192,779
BlackRock, Inc.	13,077	10,295,784
Blackstone, Inc.	66,902	8,282,468
Cboe Global Markets, Inc.	9,844	1,674,071
Charles Schwab Corp. (The)	139,761	10,298,988
CME Group, Inc.	33,708	6,626,993
FactSet Research Systems, Inc.	3,568	1,456,707

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Franklin Resources, Inc.	28,073	$ 627,431
Goldman Sachs Group, Inc. (The)	30,188	13,654,636
Intercontinental Exchange, Inc.	53,697	7,350,582
Invesco Ltd.	42,111	629,981
KKR & Co., Inc.	43,280	4,554,787
MarketAxess Holdings, Inc.	3,548	711,480
Moody's Corp.	14,701	6,188,092
Morgan Stanley	117,149	11,385,711
MSCI, Inc.	7,417	3,573,140
Nasdaq, Inc.	35,622	2,146,582
Northern Trust Corp.	19,153	1,608,469
Raymond James Financial, Inc.	17,464	2,158,725
S&P Global, Inc.	29,967	13,365,282
State Street Corp.	28,203	2,087,022
T. Rowe Price Group, Inc.	20,904	2,410,440
		119,252,163
Chemicals 1.4%
Air Products and Chemicals, Inc.	20,811	5,370,279
Albemarle Corp.	11,002	1,050,911
Celanese Corp.	9,407	1,268,910
CF Industries Holdings, Inc.	17,111	1,268,267
Corteva, Inc.	65,248	3,519,477
Dow, Inc.	65,831	3,492,335
DuPont de Nemours, Inc.	39,141	3,150,459
Eastman Chemical Co.	11,014	1,079,042
Ecolab, Inc.	23,793	5,662,734
FMC Corp.	11,685	672,472
International Flavors & Fragrances, Inc.	23,905	2,275,995
Linde plc	45,003	19,747,766
LyondellBasell Industries NV, Class A	24,082	2,303,684
Mosaic Co. (The)	30,088	869,543
PPG Industries, Inc.	22,034	2,773,860
Sherwin-Williams Co. (The)	21,837	6,516,816
		61,022,550
Commercial Services & Supplies 0.6%
Cintas Corp.	8,074	5,653,899
Copart, Inc. (a)	81,908	4,436,137
Republic Services, Inc.	19,164	3,724,332
Rollins, Inc.	26,292	1,282,787
Veralto Corp.	20,567	1,963,532
Waste Management, Inc.	34,169	7,289,614
		24,350,301
Communications Equipment 0.8%
Arista Networks, Inc. (a)	23,762	8,328,106
Cisco Systems, Inc.	379,069	18,009,568
	Shares	Value

Communications Equipment (continued)
F5, Inc. (a)	5,487	$ 945,026
Juniper Networks, Inc.	30,424	1,109,259
Motorola Solutions, Inc.	15,614	6,027,785
		34,419,744
Construction & Engineering 0.1%
Quanta Services, Inc.	13,704	3,482,049
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,771	3,126,728
Vulcan Materials Co.	12,381	3,078,907
		6,205,635
Consumer Finance 0.5%
American Express Co.	53,197	12,317,765
Capital One Financial Corp.	35,771	4,952,495
Discover Financial Services	23,460	3,068,803
Synchrony Financial	37,591	1,773,919
		22,112,982
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	41,519	35,290,735
Dollar General Corp.	20,565	2,719,310
Dollar Tree, Inc. (a)	19,400	2,071,338
Kroger Co. (The)	62,665	3,128,864
Sysco Corp.	46,619	3,328,131
Target Corp.	43,310	6,411,612
Walgreens Boots Alliance, Inc.	67,034	810,776
Walmart, Inc.	399,899	27,077,161
		80,837,927
Containers & Packaging 0.2%
Amcor plc	135,308	1,323,312
Avery Dennison Corp.	7,541	1,648,840
Ball Corp.	29,056	1,743,941
International Paper Co.	32,516	1,403,065
Packaging Corp. of America	8,345	1,523,463
Westrock Co.	24,167	1,214,634
		8,857,255
Distributors 0.1%
Genuine Parts Co.	13,041	1,803,831
LKQ Corp.	24,975	1,038,710
Pool Corp.	3,592	1,103,930
		3,946,471
Diversified Telecommunication Services 0.7%
AT&T, Inc.	671,244	12,827,473

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	394,054	$ 16,250,787
		29,078,260
Electric Utilities 1.5%
Alliant Energy Corp.	24,001	1,221,651
American Electric Power Co., Inc.	49,347	4,329,706
Constellation Energy Corp.	29,511	5,910,168
Duke Energy Corp.	72,250	7,241,617
Edison International	36,019	2,586,524
Entergy Corp.	19,991	2,139,037
Evergy, Inc.	21,525	1,140,179
Eversource Energy	32,977	1,870,126
Exelon Corp.	93,619	3,240,154
FirstEnergy Corp.	48,490	1,855,712
NextEra Energy, Inc.	192,338	13,619,454
NRG Energy, Inc.	19,517	1,519,594
PG&E Corp.	200,061	3,493,065
Pinnacle West Capital Corp.	10,631	811,996
PPL Corp.	69,065	1,909,647
Southern Co. (The)	102,362	7,940,220
Xcel Energy, Inc.	52,017	2,778,228
		63,607,078
Electrical Equipment 0.7%
AMETEK, Inc.	21,669	3,612,439
Eaton Corp. plc	37,428	11,735,549
Emerson Electric Co.	53,558	5,899,949
GE Vernova, Inc. (a)	25,659	4,400,775
Generac Holdings, Inc. (a)	5,674	750,216
Hubbell, Inc.	5,026	1,836,903
Rockwell Automation, Inc.	10,673	2,938,064
		31,173,895
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	112,453	7,575,959
CDW Corp.	12,582	2,816,355
Corning, Inc.	72,174	2,803,960
Jabil, Inc.	11,290	1,228,239
Keysight Technologies, Inc. (a)	16,341	2,234,632
TE Connectivity Ltd.	28,668	4,312,527
Teledyne Technologies, Inc. (a)	4,439	1,722,243
Trimble, Inc. (a)	22,862	1,278,443
Zebra Technologies Corp., Class A (a)	4,814	1,487,189
		25,459,547
Energy Equipment & Services 0.3%
Baker Hughes Co.	93,429	3,285,898
Halliburton Co.	82,879	2,799,653
	Shares	Value

Energy Equipment & Services (continued)
Schlumberger NV	133,809	$ 6,313,108
		12,398,659
Entertainment 1.2%
Electronic Arts, Inc.	22,776	3,173,380
Live Nation Entertainment, Inc. (a)	13,335	1,250,023
Netflix, Inc. (a)	40,339	27,223,984
Take-Two Interactive Software, Inc. (a)	14,866	2,311,514
Walt Disney Co. (The)	170,666	16,945,427
Warner Bros Discovery, Inc. (a)	208,744	1,553,056
		52,457,384
Financial Services 3.8%
Berkshire Hathaway, Inc., Class B (a)	169,479	68,944,057
Corpay, Inc. (a)	6,578	1,752,445
Fidelity National Information Services, Inc.	52,074	3,924,297
Fiserv, Inc. (a)	54,775	8,163,666
Global Payments, Inc.	23,896	2,310,743
Jack Henry & Associates, Inc.	6,825	1,133,087
Mastercard, Inc., Class A	76,859	33,907,116
PayPal Holdings, Inc. (a)	97,927	5,682,704
Visa, Inc., Class A	147,366	38,679,154
		164,497,269
Food Products 0.7%
Archer-Daniels-Midland Co.	46,287	2,798,049
Bunge Global SA	13,256	1,415,343
Campbell Soup Co.	18,419	832,355
Conagra Brands, Inc.	44,754	1,271,909
General Mills, Inc.	52,851	3,343,354
Hershey Co. (The)	13,819	2,540,347
Hormel Foods Corp.	27,174	828,535
J M Smucker Co. (The)	9,940	1,083,858
Kellanova	24,645	1,421,523
Kraft Heinz Co. (The)	73,891	2,380,768
Lamb Weston Holdings, Inc.	13,517	1,136,509
McCormick & Co., Inc. (Non-Voting)	23,567	1,671,843
Mondelez International, Inc., Class A	125,573	8,217,497
Tyson Foods, Inc., Class A	26,776	1,529,981
		30,471,871
Gas Utilities 0.0% ‡
Atmos Energy Corp.	14,125	1,647,681
Ground Transportation 1.0%
CSX Corp.	183,013	6,121,785
JB Hunt Transport Services, Inc.	7,632	1,221,120
Norfolk Southern Corp.	21,149	4,540,479
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	16,680	$ 2,945,688
Uber Technologies, Inc. (a)	195,613	14,217,153
Union Pacific Corp.	57,117	12,923,292
		41,969,517
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	162,858	16,922,575
Align Technology, Inc. (a)	6,554	1,582,332
Baxter International, Inc.	47,705	1,595,732
Becton Dickinson & Co.	27,056	6,323,258
Boston Scientific Corp. (a)	137,633	10,599,117
Cooper Cos., Inc. (The)	18,607	1,624,391
Dexcom, Inc. (a)	37,230	4,221,138
Edwards Lifesciences Corp. (a)	56,413	5,210,869
GE HealthCare Technologies, Inc.	39,741	3,096,619
Hologic, Inc. (a)	21,848	1,622,214
IDEXX Laboratories, Inc. (a)	7,731	3,766,543
Insulet Corp. (a)	6,557	1,323,203
Intuitive Surgical, Inc. (a)	33,206	14,771,689
Medtronic plc	124,306	9,784,125
ResMed, Inc.	13,753	2,632,599
Solventum Corp. (a)	12,935	684,003
STERIS plc	9,251	2,030,965
Stryker Corp.	31,740	10,799,535
Teleflex, Inc.	4,410	927,555
Zimmer Biomet Holdings, Inc.	19,259	2,090,179
		101,608,641
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	22,802	2,241,893
Cencora, Inc.	15,498	3,491,699
Centene Corp. (a)	49,959	3,312,282
Cigna Group (The)	26,594	8,791,179
CVS Health Corp.	117,523	6,940,908
DaVita, Inc. (a)	4,844	671,233
Elevance Health, Inc.	21,758	11,789,790
HCA Healthcare, Inc.	18,144	5,829,304
Henry Schein, Inc. (a)	11,988	768,431
Humana, Inc.	11,281	4,215,146
Labcorp Holdings, Inc.	7,891	1,605,897
McKesson Corp.	12,169	7,107,183
Molina Healthcare, Inc. (a)	5,486	1,630,988
Quest Diagnostics, Inc.	10,400	1,423,552
UnitedHealth Group, Inc.	86,163	43,879,369
Universal Health Services, Inc., Class B	5,587	1,033,204
		104,732,058
	Shares	Value

Health Care REITs 0.2%
Alexandria Real Estate Equities, Inc.	14,735	$ 1,723,553
Healthpeak Properties, Inc.	65,885	1,291,346
Ventas, Inc.	37,893	1,942,395
Welltower, Inc.	55,975	5,835,394
		10,792,688
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	66,004	1,186,752
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A (a)	41,332	6,267,171
Booking Holdings, Inc.	3,176	12,581,724
Caesars Entertainment, Inc. (a)	20,260	805,132
Carnival Corp. (a)	94,561	1,770,182
Chipotle Mexican Grill, Inc. (a)	128,550	8,053,658
Darden Restaurants, Inc.	11,174	1,690,850
Domino's Pizza, Inc.	3,265	1,685,817
Expedia Group, Inc. (a)	11,884	1,497,265
Hilton Worldwide Holdings, Inc.	23,408	5,107,626
Las Vegas Sands Corp.	34,176	1,512,288
Marriott International, Inc., Class A	22,461	5,430,396
McDonald's Corp.	67,468	17,193,545
MGM Resorts International (a)	23,492	1,043,985
Norwegian Cruise Line Holdings Ltd. (a)	40,165	754,700
Royal Caribbean Cruises Ltd. (a)	22,165	3,533,766
Starbucks Corp.	106,039	8,255,136
Wynn Resorts Ltd.	8,854	792,433
Yum! Brands, Inc.	26,365	3,492,308
		81,467,982
Household Durables 0.3%
DR Horton, Inc.	27,746	3,910,244
Garmin Ltd.	14,385	2,343,604
Lennar Corp., Class A	22,923	3,435,470
Mohawk Industries, Inc. (a)	4,962	563,634
NVR, Inc. (a)	293	2,223,448
PulteGroup, Inc.	19,691	2,167,979
		14,644,379
Household Products 1.2%
Church & Dwight Co., Inc.	22,883	2,372,510
Clorox Co. (The)	11,626	1,586,600
Colgate-Palmolive Co.	76,807	7,453,351
Kimberly-Clark Corp.	31,521	4,356,202
Procter & Gamble Co. (The)	220,947	36,438,579
		52,207,242
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	66,530	1,168,932

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	30,576	$ 2,628,925
		3,797,857
Industrial Conglomerates 0.4%
3M Co.	51,804	5,293,851
Honeywell International, Inc.	60,962	13,017,825
		18,311,676
Industrial REITs 0.2%
Prologis, Inc.	86,674	9,734,357
Insurance 2.0%
Aflac, Inc.	48,407	4,323,229
Allstate Corp. (The)	24,707	3,944,720
American International Group, Inc.	62,130	4,612,531
Aon plc, Class A	20,355	5,975,821
Arch Capital Group Ltd. (a)	35,010	3,532,159
Arthur J. Gallagher & Co.	20,455	5,304,186
Assurant, Inc.	4,867	809,139
Brown & Brown, Inc.	22,164	1,981,683
Chubb Ltd.	38,014	9,696,611
Cincinnati Financial Corp.	14,656	1,730,874
Everest Group Ltd.	4,068	1,549,989
Globe Life, Inc.	7,861	646,803
Hartford Financial Services Group, Inc. (The)	27,687	2,783,651
Loews Corp.	16,996	1,270,281
Marsh & McLennan Cos., Inc.	46,127	9,719,881
MetLife, Inc.	55,921	3,925,095
Principal Financial Group, Inc.	20,187	1,583,670
Progressive Corp. (The)	54,831	11,388,947
Prudential Financial, Inc.	33,608	3,938,521
Travelers Cos., Inc. (The)	21,437	4,359,000
W R Berkley Corp.	18,908	1,485,791
Willis Towers Watson plc	9,571	2,508,942
		87,071,524
Interactive Media & Services 6.6%
Alphabet, Inc.
Class A	549,902	100,164,649
Class C	457,483	83,911,532

Match Group, Inc. (a)	24,871	755,581
Meta Platforms, Inc., Class A	205,155	103,443,254
		288,275,016
IT Services 1.0%
Accenture plc, Class A	58,859	17,858,409
	Shares	Value

IT Services (continued)
Akamai Technologies, Inc. (a)	14,259	$ 1,284,451
Cognizant Technology Solutions Corp., Class A	46,546	3,165,128
EPAM Systems, Inc. (a)	5,427	1,020,873
Gartner, Inc. (a)	7,267	3,263,319
GoDaddy, Inc., Class A (a)	13,194	1,843,334
International Business Machines Corp.	85,996	14,873,008
VeriSign, Inc. (a)	8,112	1,442,313
		44,750,835
Leisure Products 0.0% ‡
Hasbro, Inc.	12,251	716,684
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	27,435	3,556,399
Bio-Rad Laboratories, Inc., Class A (a)	1,910	521,640
Bio-Techne Corp.	14,753	1,057,053
Charles River Laboratories International, Inc. (a)	4,822	996,129
Danaher Corp.	61,713	15,418,993
IQVIA Holdings, Inc. (a)	17,057	3,606,532
Mettler-Toledo International, Inc. (a)	1,999	2,793,782
Revvity, Inc.	11,552	1,211,343
Thermo Fisher Scientific, Inc.	35,735	19,761,455
Waters Corp. (a)	5,553	1,611,036
West Pharmaceutical Services, Inc.	6,819	2,246,110
		52,780,472
Machinery 1.6%
Caterpillar, Inc.	45,783	15,250,317
Cummins, Inc.	12,805	3,546,089
Deere & Co.	24,235	9,054,923
Dover Corp.	12,866	2,321,670
Fortive Corp.	32,956	2,442,040
IDEX Corp.	7,086	1,425,703
Illinois Tool Works, Inc.	25,421	6,023,760
Ingersoll Rand, Inc.	37,768	3,430,845
Nordson Corp.	5,086	1,179,647
Otis Worldwide Corp.	37,851	3,643,537
PACCAR, Inc.	49,068	5,051,060
Parker-Hannifin Corp.	12,034	6,086,917
Pentair plc	15,543	1,191,682
Snap-on, Inc.	4,935	1,289,960
Stanley Black & Decker, Inc.	14,406	1,150,895
Westinghouse Air Brake Technologies Corp.	16,512	2,609,722
Xylem, Inc.	22,697	3,078,394
		68,777,161
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Media 0.5%
Charter Communications, Inc., Class A (a)	9,169	$ 2,741,164
Comcast Corp., Class A	366,431	14,349,438
Fox Corp.
Class A	21,639	743,733
Class B	12,350	395,447

Interpublic Group of Cos., Inc. (The)	35,333	1,027,837
News Corp.
Class A	35,500	978,735
Class B	10,711	304,085

Omnicom Group, Inc.	18,333	1,644,470
Paramount Global, Class B	46,280	480,849
		22,665,758
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	134,479	6,535,679
Newmont Corp.	107,953	4,519,992
Nucor Corp.	22,446	3,548,264
Steel Dynamics, Inc.	13,828	1,790,726
		16,394,661
Multi-Utilities 0.6%
Ameren Corp.	24,965	1,775,261
CenterPoint Energy, Inc.	59,889	1,855,361
CMS Energy Corp.	27,957	1,664,280
Consolidated Edison, Inc.	32,376	2,895,062
Dominion Energy, Inc.	78,470	3,845,030
DTE Energy Co.	19,373	2,150,597
NiSource, Inc.	41,969	1,209,127
Public Service Enterprise Group, Inc.	46,628	3,436,484
Sempra	59,245	4,506,175
WEC Energy Group, Inc.	29,566	2,319,748
		25,657,125
Office REITs 0.0% ‡
Boston Properties, Inc.	13,527	832,722
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	33,707	992,334
Chevron Corp.	160,454	25,098,215
ConocoPhillips	109,487	12,523,123
Coterra Energy, Inc.	69,672	1,858,152
Devon Energy Corp.	59,165	2,804,421
Diamondback Energy, Inc.	16,696	3,342,372
EOG Resources, Inc.	53,802	6,772,058
EQT Corp.	41,340	1,528,753
Exxon Mobil Corp.	419,956	48,345,335
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	25,874	$ 3,816,933
Kinder Morgan, Inc.	180,760	3,591,701
Marathon Oil Corp.	52,803	1,513,862
Marathon Petroleum Corp.	32,984	5,722,064
Occidental Petroleum Corp.	62,253	3,923,807
ONEOK, Inc.	54,639	4,455,810
Phillips 66	39,689	5,602,896
Targa Resources Corp.	20,756	2,672,958
Valero Energy Corp.	30,612	4,798,737
Williams Cos., Inc. (The)	114,095	4,849,038
		144,212,569
Passenger Airlines 0.2%
American Airlines Group, Inc. (a)	61,421	695,900
Delta Air Lines, Inc.	60,412	2,865,945
Southwest Airlines Co.	56,025	1,602,875
United Airlines Holdings, Inc. (a)	30,781	1,497,804
		6,662,524
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,815	2,321,116
Kenvue, Inc.	179,258	3,258,910
		5,580,026
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	189,769	7,881,107
Catalent, Inc. (a)	16,943	952,705
Eli Lilly & Co.	74,738	67,666,290
Johnson & Johnson	225,304	32,930,433
Merck & Co., Inc.	237,112	29,354,466
Pfizer, Inc.	530,485	14,842,970
Viatris, Inc.	111,421	1,184,405
Zoetis, Inc.	42,717	7,405,419
		162,217,795
Professional Services 0.6%
Automatic Data Processing, Inc.	38,316	9,145,646
Broadridge Financial Solutions, Inc.	11,064	2,179,608
Dayforce, Inc. (a)	14,782	733,187
Equifax, Inc.	11,572	2,805,747
Jacobs Solutions, Inc.	11,722	1,637,681
Leidos Holdings, Inc.	12,658	1,846,549
Paychex, Inc.	29,992	3,555,852
Paycom Software, Inc.	4,501	643,823
Verisk Analytics, Inc.	13,357	3,600,379
		26,148,472
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,235	2,516,021

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (continued)
CoStar Group, Inc. (a)	38,227	$ 2,834,150
		5,350,171
Residential REITs 0.3%
AvalonBay Communities, Inc.	13,293	2,750,189
Camden Property Trust	9,973	1,088,154
Equity Residential	32,285	2,238,642
Essex Property Trust, Inc.	6,011	1,636,194
Invitation Homes, Inc.	53,903	1,934,579
Mid-America Apartment Communities, Inc.	10,937	1,559,725
UDR, Inc.	28,362	1,167,096
		12,374,579
Retail REITs 0.3%
Federal Realty Investment Trust	6,989	705,679
Kimco Realty Corp.	62,477	1,215,803
Realty Income Corp.	81,519	4,305,834
Regency Centers Corp.	15,395	957,569
Simon Property Group, Inc.	30,513	4,631,873
		11,816,758
Semiconductors & Semiconductor Equipment 11.9%
Advanced Micro Devices, Inc. (a)	151,313	24,544,482
Analog Devices, Inc.	46,425	10,596,970
Applied Materials, Inc.	77,785	18,356,482
Broadcom, Inc.	40,781	65,475,119
Enphase Energy, Inc. (a)	12,738	1,270,106
First Solar, Inc. (a)	10,021	2,259,335
Intel Corp.	398,524	12,342,288
KLA Corp.	12,604	10,392,124
Lam Research Corp.	12,239	13,032,699
Microchip Technology, Inc.	50,589	4,628,894
Micron Technology, Inc.	103,668	13,635,452
Monolithic Power Systems, Inc.	4,556	3,743,574
NVIDIA Corp.	2,302,803	284,488,283
NXP Semiconductors NV	23,936	6,440,938
ON Semiconductor Corp. (a)	40,277	2,760,988
Qorvo, Inc. (a)	9,038	1,048,770
QUALCOMM, Inc.	104,663	20,846,776
Skyworks Solutions, Inc.	15,020	1,600,832
Teradyne, Inc.	14,615	2,167,258
Texas Instruments, Inc.	85,236	16,580,959
		516,212,329
Software 10.8%
Adobe, Inc. (a)	41,940	23,299,348
ANSYS, Inc. (a)	8,173	2,627,619
	Shares	Value

Software (continued)
Autodesk, Inc. (a)	20,026	$ 4,955,434
Cadence Design Systems, Inc. (a)	25,476	7,840,239
Crowdstrike Holdings, Inc., Class A (a)	15,000	5,747,850
Fair Isaac Corp. (a)	2,313	3,443,271
Fortinet, Inc. (a)	59,359	3,577,567
Gen Digital, Inc.	51,583	1,288,543
Intuit, Inc.	26,211	17,226,131
Microsoft Corp.	695,784	310,980,659
Oracle Corp.	149,237	21,072,264
Palo Alto Networks, Inc. (a)	30,247	10,254,035
PTC, Inc. (a)	11,210	2,036,521
Roper Technologies, Inc.	10,021	5,648,437
Salesforce, Inc.	90,925	23,376,817
ServiceNow, Inc. (a)	19,191	15,096,984
Synopsys, Inc. (a)	14,281	8,498,052
Tyler Technologies, Inc. (a)	3,974	1,998,048
		468,967,819
Specialized REITs 0.9%
American Tower Corp.	43,716	8,497,516
Crown Castle, Inc.	40,678	3,974,240
Digital Realty Trust, Inc.	30,379	4,619,127
Equinix, Inc.	8,885	6,722,391
Extra Space Storage, Inc.	19,821	3,080,382
Iron Mountain, Inc.	27,442	2,459,352
Public Storage	14,806	4,258,946
SBA Communications Corp.	10,058	1,974,385
VICI Properties, Inc.	97,659	2,796,954
Weyerhaeuser Co.	68,248	1,937,561
		40,320,854
Specialty Retail 1.8%
AutoZone, Inc. (a)	1,620	4,801,842
Bath & Body Works, Inc.	20,939	817,668
Best Buy Co., Inc.	18,026	1,519,411
CarMax, Inc. (a)	14,734	1,080,592
Home Depot, Inc. (The)	92,777	31,937,554
Lowe's Cos., Inc.	53,566	11,809,160
O'Reilly Automotive, Inc. (a)	5,513	5,822,059
Ross Stores, Inc.	31,390	4,561,595
TJX Cos., Inc. (The)	106,021	11,672,912
Tractor Supply Co.	10,093	2,725,110
Ulta Beauty, Inc. (a)	4,487	1,731,399
		78,479,302
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. (b)	1,349,387	284,207,890
Hewlett Packard Enterprise Co.	121,701	2,576,410
HP, Inc.	80,795	2,829,441
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	19,320	$ 2,488,416
Seagate Technology Holdings plc	18,282	1,887,982
Super Micro Computer, Inc. (a)	4,714	3,862,416
Western Digital Corp. (a)	30,568	2,316,137
		300,168,692
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	2,403	2,325,984
Lululemon Athletica, Inc. (a)	10,727	3,204,155
NIKE, Inc., Class B	113,412	8,547,862
Ralph Lauren Corp.	3,655	639,844
Tapestry, Inc.	21,510	920,413
		15,638,258
Tobacco 0.5%
Altria Group, Inc.	160,798	7,324,349
Philip Morris International, Inc.	145,532	14,746,758
		22,071,107
Trading Companies & Distributors 0.3%
Fastenal Co.	53,600	3,368,224
United Rentals, Inc.	6,234	4,031,715
WW Grainger, Inc.	4,094	3,693,770
		11,093,709
Water Utilities 0.1%
American Water Works Co., Inc.	18,239	2,355,749
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	48,270	8,504,209
Total Common Stocks (c) (Cost $1,078,786,222)		4,287,104,611

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(d)(e)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares	Value

Short-Term Investments 1.3%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 5.187% (f)	97,875	$ 97,875

	Principal Amount

U.S. Treasury Debt 1.3%
U.S. Treasury Bills
5.281%, due 9/17/24 (b)(g)	$ 57,100,000	56,454,756
Total Short-Term Investments (Cost $56,553,497)		56,552,631
Total Investments (Cost $1,135,343,967)	100.0%	4,343,661,490
Other Assets, Less Liabilities	0.0‡	1,320,633
Net Assets	100.0%	$ 4,344,982,123

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(d)	Illiquid security—As of June 30, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of June 30, 2024.
(g)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP S&P 500 Index Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 22	$ 9,861	$ (9,785)	$ —	$ —	$ 98	$ 3	$ —	98
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	203	September 2024	$ 55,926,090	$ 56,043,225	$ 117,135

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 4,287,104,611	$ —	$ —	$ 4,287,104,611
Rights	—	—	4,248	4,248
Short-Term Investments
Affiliated Investment Company	97,875	—	—	97,875
U.S. Treasury Debt	—	56,454,756	—	56,454,756
Total Short-Term Investments	97,875	56,454,756	—	56,552,631
Total Investments in Securities	4,287,202,486	56,454,756	4,248	4,343,661,490
Other Financial Instruments
Futures Contracts (b)	117,135	—	—	117,135
Total Investments in Securities and Other Financial Instruments	$ 4,287,319,621	$ 56,454,756	$ 4,248	$ 4,343,778,625

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,135,246,092)	$4,343,563,615
Investment in affiliated investment companies, at value (identified cost $97,875)	97,875
Receivables:
Portfolio shares sold	2,526,442
Dividends	2,177,900
Securities lending	542
Other assets	31,268
Total assets	4,348,397,642
Liabilities
Due to custodian	5,663
Payables:
Portfolio shares redeemed	2,205,645
NYLIFE Distributors (See Note 3)	522,695
Manager (See Note 3)	319,241
Variation margin on futures contracts	262,732
Professional fees	23,747
Shareholder communication	19,992
Custodian	11,732
Trustees	155
Accrued expenses	43,917
Total liabilities	3,415,519
Net assets	$4,344,982,123
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$44,493
Additional paid-in-capital	1,048,867,458
1,048,911,951
Total distributable earnings (loss)	3,296,070,172
Net assets	$4,344,982,123
Initial Class
Net assets applicable to outstanding shares	$1,759,477,424
Shares of beneficial interest outstanding	17,892,426
Net asset value per share outstanding	$98.34
Service Class
Net assets applicable to outstanding shares	$2,585,504,699
Shares of beneficial interest outstanding	26,600,280
Net asset value per share outstanding	$97.20

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP S&P 500 Index Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $7,285)	$28,334,658
Interest	1,233,530
Securities lending, net	13,813
Dividends-affiliated	2,887
Total income	29,584,888
Expenses
Manager (See Note 3)	3,139,573
Distribution/Service—Service Class (See Note 3)	2,964,606
Professional fees	132,835
Shareholder communication	112,482
Trustees	47,435
Custodian	29,834
Miscellaneous	271,191
Total expenses before waiver/reimbursement	6,697,956
Expense waiver/reimbursement from Manager (See Note 3)	(1,319,868)
Net expenses	5,378,088
Net investment income (loss)	24,206,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	11,916,509
Futures transactions	5,924,360
Net realized gain (loss)	17,840,869
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	526,695,147
Futures contracts	(661,055)
Net change in unrealized appreciation (depreciation)	526,034,092
Net realized and unrealized gain (loss)	543,874,961
Net increase (decrease) in net assets resulting from operations	$568,081,761
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$24,206,800	$48,075,848
Net realized gain (loss)	17,840,869	13,112,663
Net change in unrealized appreciation (depreciation)	526,034,092	715,487,118
Net increase (decrease) in net assets resulting from operations	568,081,761	776,675,629
Distributions to shareholders:
Initial Class	—	(42,435,488)
Service Class	—	(53,781,028)
Total distributions to shareholders	—	(96,216,516)
Capital share transactions:
Net proceeds from sales of shares	254,258,881	352,819,092
Net asset value of shares issued to shareholders in reinvestment of distributions	—	96,216,516
Cost of shares redeemed	(267,138,881)	(342,435,534)
Increase (decrease) in net assets derived from capital share transactions	(12,880,000)	106,600,074
Net increase (decrease) in net assets	555,201,761	787,059,187
Net Assets
Beginning of period	3,789,780,362	3,002,721,175
End of period	$4,344,982,123	$3,789,780,362
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP S&P 500 Index Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$85.36	$69.69	$89.76	$71.41	$61.70	$48.11
Net investment income (loss) (a)	0.62	1.22	1.12	1.03	1.00	1.01
Net realized and unrealized gain (loss)	12.36	16.77	(17.63)	19.19	10.13	13.88
Total from investment operations	12.98	17.99	(16.51)	20.22	11.13	14.89
Less distributions:
From net investment income	—	(1.10)	(1.12)	(1.01)	(0.91)	(1.00)
From net realized gain on investments	—	(1.22)	(2.44)	(0.86)	(0.51)	(0.30)
Total distributions	—	(2.32)	(3.56)	(1.87)	(1.42)	(1.30)
Net asset value at end of period	$98.34	$85.36	$69.69	$89.76	$71.41	$61.70
Total investment return (b)	15.21%(c)	26.14%	(18.19)%	28.55%	18.24%	31.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.35%††	1.57%	1.45%	1.28%	1.61%	1.80%
Net expenses (d)	0.12%††	0.12%	0.12%	0.12%	0.13%	0.16%
Expenses (before waiver/reimbursement) (d)	0.19%††	0.19%	0.19%	0.18%	0.20%	0.19%
Portfolio turnover rate	1%	2%	2%	3%	2%	7%
Net assets at end of period (in 000's)	$1,759,477	$1,592,465	$1,271,411	$1,745,640	$1,749,834	$1,123,943

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$84.48	$69.01	$88.87	$70.76	$61.19	$47.74
Net investment income (loss) (a)	0.50	1.02	0.92	0.83	0.83	0.86
Net realized and unrealized gain (loss)	12.22	16.59	(17.43)	18.99	10.03	13.77
Total from investment operations	12.72	17.61	(16.51)	19.82	10.86	14.63
Less distributions:
From net investment income	—	(0.92)	(0.91)	(0.85)	(0.78)	(0.88)
From net realized gain on investments	—	(1.22)	(2.44)	(0.86)	(0.51)	(0.30)
Total distributions	—	(2.14)	(3.35)	(1.71)	(1.29)	(1.18)
Net asset value at end of period	$97.20	$84.48	$69.01	$88.87	$70.76	$61.19
Total investment return (b)	15.06%	25.83%	(18.40)%	28.23%	17.95%	30.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.10%††	1.32%	1.21%	1.03%	1.37%	1.54%
Net expenses (c)	0.37%††	0.37%	0.37%	0.37%	0.38%	0.41%
Expenses (before waiver/reimbursement) (c)	0.44%††	0.44%	0.44%	0.43%	0.45%	0.44%
Portfolio turnover rate	1%	2%	2%	3%	2%	7%
Net assets at end of period (in 000's)	$2,585,505	$2,197,315	$1,731,310	$2,066,943	$1,620,242	$1,341,639

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP S&P 500 Index Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP S&P 500 Index Portfolio (formerly known as MainStay VP S&P 500 Index Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

17

Notes to Financial Statements (Unaudited) (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

18	NYLI VP S&P 500 Index Portfolio

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2024, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
19

Notes to Financial Statements (Unaudited) (continued)
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.

20	NYLI VP S&P 500 Index Portfolio

(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$117,135	$117,135
Total Fair Value	$117,135	$117,135

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Futures Transactions	$5,924,360	$5,924,360
Total Net Realized Gain (Loss)	$5,924,360	$5,924,360

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk	Total
Futures Contracts	$(661,055)	$(661,055)
Total Net Change in Unrealized Appreciation (Depreciation)	$(661,055)	$(661,055)

Average Notional Amount	Total
Futures Contracts Long	$46,369,858
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. IndexIQ Advisors LLC (“IndexIQ” or the “Subadvisor”), a registered investment adviser and an affiliate of New York Life Investments, is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and IndexIQ, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.16% up to $2.5 billion; and 0.15% in excess of $2.5 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.16% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and
21

Notes to Financial Statements (Unaudited) (continued)
expenses) of Initial Class shares and Service Class shares do not exceed 0.12% and 0.37%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $3,139,573 and waived fees and/or reimbursed expenses in the amount of $1,319,868 and paid the Subadvisor fees in the amount of $909,853.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,151,358,469	$3,236,706,255	$(44,403,234)	$3,192,303,021
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$43,318,899
Long-Term Capital Gains	52,897,617
Total	$96,216,516
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month

22	NYLI VP S&P 500 Index Portfolio

period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $52,829 and $46,656, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	292,923	$26,959,105
Shares redeemed	(1,056,113)	(94,232,088)
Net increase (decrease)	(763,190)	$(67,272,983)
Year ended December 31, 2023:
Shares sold	1,090,498	$88,147,557
Shares issued to shareholders in reinvestment of distributions	546,877	42,435,488
Shares redeemed	(1,224,341)	(95,637,216)
Net increase (decrease)	413,034	$34,945,829

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,487,132	$227,299,776
Shares redeemed	(1,897,324)	(172,906,793)
Net increase (decrease)	589,808	$54,392,983
Year ended December 31, 2023:
Shares sold	3,417,303	$264,671,535
Shares issued to shareholders in reinvestment of distributions	699,951	53,781,028
Shares redeemed	(3,196,047)	(246,798,318)
Net increase (decrease)	921,207	$71,654,245
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on March 4, 2024, the Board considered and approved, among other related proposals, that the day to day investment management services will be transferred to New York Life Investments. New York Life Investments will assume the duties and obligations of the Subadvisor and the personnel at the Subadvisor who currently provide investment services to the Portfolio will continue to provide the same investment management services to the Portfolio through New York Life Investments. The Subadvisory Agreement between New York Life Investments and the Subadvisor will be terminated. These changes will take effect on or around August 28, 2024. See the Supplement dated June 10, 2024, for additional information.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
24

NYLI VP Schroders Mid Cap Opportunities Portfolio
(formerly known as MainStay VP Wellington Mid Cap Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 0.7%
Axon Enterprise, Inc. (a)	16,031	$ 4,716,961
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	61,466	7,670,342
Automobile Components 2.2%
Gentex Corp.	321,481	10,837,124
Goodyear Tire & Rubber Co. (The) (a)	378,431	4,295,192
		15,132,316
Banks 6.4%
Cadence Bank	244,191	6,905,722
Cullen	53,965	5,484,463
First Citizens BancShares, Inc., Class A	5,294	8,913,031
M&T Bank Corp.	83,908	12,700,315
Prosperity Bancshares, Inc.	66,843	4,086,781
SouthState Corp.	76,257	5,827,560
		43,917,872
Beverages 0.6%
Celsius Holdings, Inc. (a)	68,412	3,905,641
Biotechnology 3.9%
Apellis Pharmaceuticals, Inc. (a)	97,140	3,726,290
Exact Sciences Corp. (a)	79,169	3,344,890
Neurocrine Biosciences, Inc. (a)	25,835	3,556,705
PTC Therapeutics, Inc. (a)	85,768	2,622,785
Sarepta Therapeutics, Inc. (a)	12,548	1,982,584
Ultragenyx Pharmaceutical, Inc. (a)	72,857	2,994,423
United Therapeutics Corp. (a)	26,761	8,524,717
		26,752,394
Building Products 2.6%
Builders FirstSource, Inc. (a)	19,018	2,632,281
Fortune Brands Innovations, Inc.	76,656	4,978,041
Lennox International, Inc.	18,982	10,154,990
		17,765,312
Capital Markets 3.2%
Hamilton Lane, Inc., Class A	42,890	5,300,346
Morningstar, Inc.	20,665	6,113,740
StepStone Group, Inc., Class A	116,355	5,339,531
TPG, Inc.	128,990	5,346,636
		22,100,253
Chemicals 5.4%
Celanese Corp.	54,495	7,350,830
	Shares	Value

Chemicals (continued)
Element Solutions, Inc.	341,638	$ 9,265,223
FMC Corp.	188,708	10,860,145
Huntsman Corp.	225,001	5,123,273
Ingevity Corp. (a)	96,569	4,221,031
		36,820,502
Commercial Services & Supplies 0.6%
Rollins, Inc.	83,544	4,076,112
Consumer Finance 1.3%
Credit Acceptance Corp. (a)	16,873	8,684,196
Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	31,967	2,807,981
U.S. Foods Holding Corp. (a)	136,648	7,239,611
		10,047,592
Containers & Packaging 2.3%
Ball Corp.	57,766	3,467,115
Graphic Packaging Holding Co.	240,836	6,312,311
Silgan Holdings, Inc.	133,920	5,668,834
		15,448,260
Electric Utilities 0.9%
Alliant Energy Corp.	119,727	6,094,104
Electrical Equipment 0.7%
Acuity Brands, Inc.	20,165	4,868,638
Electronic Equipment, Instruments & Components 3.2%
Belden, Inc.	61,676	5,785,209
CDW Corp.	10,704	2,395,983
Coherent Corp. (a)	82,472	5,975,921
Flex Ltd. (a)	260,576	7,684,386
		21,841,499
Financial Services 2.2%
Voya Financial, Inc.	76,999	5,478,479
WEX, Inc. (a)	53,914	9,550,326
		15,028,805
Food Products 0.6%
Post Holdings, Inc. (a)	42,200	4,395,552
Gas Utilities 0.9%
Atmos Energy Corp.	52,555	6,130,541

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation 2.5%
Knight-Swift Transportation Holdings, Inc.	129,342	$ 6,456,753
Saia, Inc. (a)	10,569	5,012,771
U-Haul Holding Co.	93,413	5,606,648
		17,076,172
Health Care Equipment & Supplies 2.4%
Dentsply Sirona, Inc.	141,629	3,527,978
Hologic, Inc. (a)	51,134	3,796,700
Inspire Medical Systems, Inc. (a)	30,535	4,086,499
Integra LifeSciences Holdings Corp. (a)	160,123	4,665,984
		16,077,161
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc. (a)	84,556	5,710,912
agilon health, Inc. (a)(b)	390,719	2,555,302
Molina Healthcare, Inc. (a)	15,163	4,507,960
		12,774,174
Hotels, Restaurants & Leisure 4.6%
Choice Hotels International, Inc. (b)	38,720	4,607,680
Denny's Corp. (a)	336,144	2,386,622
Domino's Pizza, Inc.	10,680	5,514,405
DraftKings, Inc., Class A (a)	159,242	6,078,267
Hyatt Hotels Corp., Class A	38,786	5,892,369
Wyndham Hotels & Resorts, Inc.	89,478	6,621,372
		31,100,715
Household Durables 1.6%
NVR, Inc. (a)	1,435	10,889,584
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp.	53,108	4,566,226
Industrial REITs 0.2%
Rexford Industrial Realty, Inc.	35,077	1,564,083
Insurance 5.5%
Everest Group Ltd.	15,852	6,039,929
Globe Life, Inc.	49,438	4,067,759
Hanover Insurance Group, Inc. (The)	29,634	3,717,289
Kemper Corp.	133,953	7,947,432
Markel Group, Inc. (a)	5,834	9,192,400
W R Berkley Corp.	36,403	2,860,548
White Mountains Insurance Group Ltd.	1,992	3,620,360
		37,445,717
	Shares	Value

Interactive Media & Services 0.6%
Cargurus, Inc. (a)	163,059	$ 4,272,146
IT Services 0.6%
MongoDB, Inc. (a)	13,477	3,368,711
VeriSign, Inc. (a)	5,300	942,340
		4,311,051
Life Sciences Tools & Services 1.0%
Bio-Techne Corp.	48,168	3,451,237
ICON plc (a)	11,657	3,654,120
		7,105,357
Machinery 6.3%
Fortive Corp.	64,754	4,798,271
Graco, Inc.	82,552	6,544,723
IDEX Corp.	25,151	5,060,381
Ingersoll Rand, Inc.	50,349	4,573,703
John Bean Technologies Corp.	53,046	5,037,779
Lincoln Electric Holdings, Inc.	16,857	3,179,904
Middleby Corp. (The) (a)	46,280	5,674,391
Westinghouse Air Brake Technologies Corp.	51,380	8,120,609
		42,989,761
Media 0.3%
Cable One, Inc.	5,200	1,840,800
Metals & Mining 1.0%
Reliance, Inc.	23,158	6,613,925
Multi-Utilities 1.6%
NiSource, Inc.	381,248	10,983,755
Oil, Gas & Consumable Fuels 5.3%
Antero Resources Corp. (a)	168,883	5,510,652
EQT Corp.	315,681	11,673,883
Marathon Oil Corp.	124,694	3,574,977
Ovintiv, Inc.	85,401	4,002,745
Targa Resources Corp.	86,430	11,130,456
		35,892,713
Passenger Airlines 0.7%
Delta Air Lines, Inc.	96,150	4,561,356
Personal Care Products 1.1%
elf Beauty, Inc. (a)	36,036	7,593,506

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Schroders Mid Cap Opportunities Portfolio

	Shares	Value
Common Stocks (continued)
Professional Services 2.2%
Dayforce, Inc. (a)	91,972	$ 4,561,811
Genpact Ltd.	113,314	3,647,578
Robert Half, Inc.	46,633	2,983,579
Science Applications International Corp.	33,443	3,931,225
		15,124,193
Retail REITs 1.0%
Brixmor Property Group, Inc.	306,819	7,084,451
Semiconductors & Semiconductor Equipment 6.0%
Enphase Energy, Inc. (a)	16,526	1,647,807
Entegris, Inc.	45,076	6,103,290
Lattice Semiconductor Corp. (a)	69,972	4,057,676
MKS Instruments, Inc.	95,024	12,408,234
Onto Innovation, Inc. (a)	26,652	5,851,713
Rambus, Inc. (a)	86,625	5,090,085
Silicon Laboratories, Inc. (a)	25,728	2,846,289
Silicon Motion Technology Corp., ADR	38,943	3,153,994
		41,159,088
Software 4.2%
CyberArk Software Ltd. (a)	20,309	5,552,887
Dynatrace, Inc. (a)	100,078	4,477,490
Fair Isaac Corp. (a)	3,200	4,763,712
HubSpot, Inc. (a)	3,878	2,287,206
Informatica, Inc., Class A (a)	158,757	4,902,416
PTC, Inc. (a)	27,002	4,905,453
Unity Software, Inc. (a)	115,978	1,885,802
		28,774,966
Specialized REITs 2.1%
Extra Space Storage, Inc.	15,263	2,372,023
Gaming and Leisure Properties, Inc.	119,037	5,381,663
Lamar Advertising Co., Class A	57,363	6,856,599
		14,610,285
Specialty Retail 2.6%
CarMax, Inc. (a)	85,735	6,287,805
Floor & Decor Holdings, Inc., Class A (a)	44,014	4,375,432
Valvoline, Inc. (a)	170,206	7,352,899
		18,016,136
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp. (a)	3,147	3,046,139
	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.	122,607	$ 5,186,276
		8,232,415
Trading Companies & Distributors 1.9%
AerCap Holdings NV	46,265	4,311,898
Boise Cascade Co.	36,237	4,320,175
Watsco, Inc.	10,010	4,637,033
		13,269,106
Total Common Stocks (Cost $601,323,107)		679,325,734
Short-Term Investments 1.0%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	3,349,617	3,349,617
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 5.316% (c)(d)	3,642,233	3,642,233
Total Short-Term Investments (Cost $6,991,850)		6,991,850
Total Investments (Cost $608,314,957)	100.4%	686,317,584
Other Assets, Less Liabilities	(0.4)	(2,419,742)
Net Assets	100.0%	$ 683,897,842

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $6,320,001; the total market value of collateral held by the Portfolio was $6,466,768. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,824,535. The Portfolio received cash collateral with a value of $3,642,233. (See Note 2(H))
(c)	Current yield as of June 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,471	$ 63,938	$ (62,059)	$ —	$ —	$ 3,350	$ 62	$ —	3,350
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 679,325,734	$ —	$ —	$ 679,325,734
Short-Term Investments
Affiliated Investment Company	3,349,617	—	—	3,349,617
Unaffiliated Investment Company	3,642,233	—	—	3,642,233
Total Short-Term Investments	6,991,850	—	—	6,991,850
Total Investments in Securities	$ 686,317,584	$ —	$ —	$ 686,317,584

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Schroders Mid Cap Opportunities Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $604,965,340) including securities on loan of $6,320,001	$682,967,967
Investment in affiliated investment companies, at value (identified cost $3,349,617)	3,349,617
Cash	134
Receivables:
Portfolio shares sold	1,467,857
Investment securities sold	1,025,083
Dividends	334,141
Securities lending	2,659
Other assets	6,686
Total assets	689,154,144
Liabilities
Cash collateral received for securities on loan	3,642,233
Payables:
Investment securities purchased	896,393
Manager (See Note 3)	465,512
Portfolio shares redeemed	94,470
NYLIFE Distributors (See Note 3)	83,882
Shareholder communication	33,718
Professional fees	27,150
Custodian	10,283
Trustees	71
Accrued expenses	2,590
Total liabilities	5,256,302
Net assets	$683,897,842
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$81,698
Additional paid-in-capital	729,192,353
729,274,051
Total distributable earnings (loss)	(45,376,209)
Net assets	$683,897,842
Initial Class
Net assets applicable to outstanding shares	$275,103,795
Shares of beneficial interest outstanding	32,022,939
Net asset value per share outstanding	$8.59
Service Class
Net assets applicable to outstanding shares	$408,794,047
Shares of beneficial interest outstanding	49,674,767
Net asset value per share outstanding	$8.23

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,138)	$4,150,169
Dividends-affiliated	62,341
Securities lending, net	11,282
Total income	4,223,792
Expenses
Manager (See Note 3)	2,949,389
Distribution/Service—Service Class (See Note 3)	528,707
Professional fees	49,773
Custodian	23,850
Trustees	8,609
Miscellaneous	13,129
Total expenses before waiver/reimbursement	3,573,457
Expense waiver/reimbursement from Manager (See Note 3)	(60,605)
Net expenses	3,512,852
Net investment income (loss)	710,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	24,957,754
Foreign currency transactions	(4)
Net realized gain (loss)	24,957,750
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(12,585,738)
Net realized and unrealized gain (loss)	12,372,012
Net increase (decrease) in net assets resulting from operations	$13,082,952
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Schroders Mid Cap Opportunities Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$710,940	$1,136,850
Net realized gain (loss)	24,957,750	(62,984,742)
Net change in unrealized appreciation (depreciation)	(12,585,738)	151,672,364
Net increase (decrease) in net assets resulting from operations	13,082,952	89,824,472
Distributions to shareholders:
Initial Class	—	(294,972)
Capital share transactions:
Net proceeds from sales of shares	29,900,728	30,975,645
Net asset value of shares issued to shareholders in reinvestment of distributions	—	294,972
Cost of shares redeemed	(66,564,339)	(125,818,257)
Increase (decrease) in net assets derived from capital share transactions	(36,663,611)	(94,547,640)
Net increase (decrease) in net assets	(23,580,659)	(5,018,140)
Net Assets
Beginning of period	707,478,501	712,496,641
End of period	$683,897,842	$707,478,501
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.43	$7.42	$16.34	$13.96	$13.56	$11.94
Net investment income (loss) (a)	0.02	0.02	0.02	(0.02)	0.08	0.11
Net realized and unrealized gain (loss)	0.14	1.00	(3.69)	2.80	1.32	2.54
Total from investment operations	0.16	1.02	(3.67)	2.78	1.40	2.65
Less distributions:
From net investment income	—	(0.01)	—	(0.10)	(0.12)	(0.16)
From net realized gain on investments	—	—	(5.25)	(0.30)	(0.88)	(0.87)
Total distributions	—	(0.01)	(5.25)	(0.40)	(1.00)	(1.03)
Net asset value at end of period	$8.59	$8.43	$7.42	$16.34	$13.96	$13.56
Total investment return (b)	1.90%(c)	13.69%	(20.52)%	20.00%	11.28%	22.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.36%††	0.31%	0.13%	(0.12)%	0.65%	0.84%
Net expenses (d)	0.86%††	0.86%	0.86%	0.86%	0.86%	0.86%
Expenses (before waiver/reimbursement) (d)	0.88%††	0.88%	0.89%	0.89%	0.89%	0.88%
Portfolio turnover rate	36%	60%	49%	54%	178%	174%
Net assets at end of period (in 000's)	$275,104	$272,691	$286,378	$360,437	$346,379	$398,240

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Schroders Mid Cap Opportunities Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.08	$7.13	$16.00	$13.68	$13.32	$11.74
Net investment income (loss) (a)	0.00‡	0.01	(0.01)	(0.04)	0.05	0.08
Net realized and unrealized gain (loss)	0.15	0.94	(3.61)	2.72	1.28	2.49
Total from investment operations	0.15	0.95	(3.62)	2.68	1.33	2.57
Less distributions:
From net investment income	—	—	—	(0.06)	(0.09)	(0.12)
From net realized gain on investments	—	—	(5.25)	(0.30)	(0.88)	(0.87)
Total distributions	—	—	(5.25)	(0.36)	(0.97)	(0.99)
Net asset value at end of period	$8.23	$8.08	$7.13	$16.00	$13.68	$13.32
Total investment return (b)	1.86%(c)	13.32%(c)	(20.71)%	19.70%	11.00%	22.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.11%††	0.07%	(0.13)%	(0.25)%	0.42%	0.58%
Net expenses (d)	1.11%††	1.11%	1.11%	1.11%	1.11%	1.11%
Expenses (before waiver/reimbursement) (d)	1.13%††	1.13%	1.14%	1.14%	1.14%	1.13%
Portfolio turnover rate	36%	60%	49%	54%	178%	174%
Net assets at end of period (in 000's)	$408,794	$434,787	$426,119	$571,259	$551,856	$516,445

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Schroders Mid Cap Opportunities Portfolio (formerly known as MainStay VP Wellington Mid Cap Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	July 2, 2001
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

12	NYLI VP Schroders Mid Cap Opportunities Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter
13

Notes to Financial Statements (Unaudited) (continued)
assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

14	NYLI VP Schroders Mid Cap Opportunities Portfolio

(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $1 billion; 0.80% from $1 billion to $2 billion; and 0.775% in excess of $2 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.85% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.86% and 1.11%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,949,389 and waived fees and/or reimbursed certain class specific expenses in the amount of $60,605 and paid the Subadvisor fees in the amount of $1,291,278.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
15

Notes to Financial Statements (Unaudited) (continued)
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$636,968,609	$85,696,088	$(36,347,113)	$49,348,975
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $121,625,886, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$17,562	$104,064
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$294,972
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $253,171 and $292,942, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended June 30, 2024, such purchases were $86.

16	NYLI VP Schroders Mid Cap Opportunities Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,024,899	$17,795,137
Shares redeemed	(2,361,276)	(20,323,953)
Net increase (decrease)	(336,377)	$(2,528,816)
Year ended December 31, 2023:
Shares sold	1,214,876	$9,459,304
Shares issued to shareholders in reinvestment of distributions	39,462	294,972
Shares redeemed	(7,485,796)	(58,703,344)
Net increase (decrease)	(6,231,458)	$(48,949,068)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,463,635	$12,105,591
Shares redeemed	(5,582,591)	(46,240,386)
Net increase (decrease)	(4,118,956)	$(34,134,795)
Year ended December 31, 2023:
Shares sold	2,918,716	$21,516,341
Shares redeemed	(8,916,610)	(67,114,913)
Net increase (decrease)	(5,997,894)	$(45,598,572)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on March 4, 2024, the Board considered and approved, among other related proposals, to be effective on or about August 12, 2024: (i) appointing Schroder Investment Management North
America Inc. in replacement of Wellington as the Portfolio's Subadvisor and the related Subadvisory Agreement; (ii) changing the Portfolio's name and reducing its management fee; and (iii) modifying the Portfolio's principal investment strategies and risks and investment process. These changes will take effect on or around August 12, 2024. See the Supplement dated May 1, 2024, for additional information.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
18

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Subadvisory Agreement (“New Subadvisory Agreement”) between New York Life Investment Management LLC (“New York Life Investments”) and Schroder Investment Management North America Inc. (“Schroders”) with respect to the MainStay VP Wellington Mid Cap Portfolio (“Portfolio”), must be approved initially and, following an initial term of up to two years, is subject to annual review and approval by the Board of Trustees of MainStay VP Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its March 4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), unanimously approved the New Subadvisory Agreement for an initial two-year period.
At a meeting held on March 4, 2024, the Board considered and approved New York Life Investments’ recommendations to appoint Schroders as the subadvisor to the Portfolio, to approve the New Subadvisory Agreement, to approve the related changes to the Portfolio’s principal investment strategies, name and investment process, to approve the reduction of the Portfolio’s contractual management fee and to approve a reduction in the Portfolio expense limitation agreement with respect to each of the Portfolio’s share classes (the “Repositioning”), all effective on or about August 12, 2024.  The Board noted that the material terms of the New Subadvisory Agreement are substantially similar to the terms of the then-current subadvisory agreement with Wellington Management Company LLP (“WMC”) with respect to the Portfolio, but that the proposed subadvisory fee under the New Subadvisory Agreement with Schroders is lower than the subadvisory fee paid to WMC at every level of assets under the then-current subadvisory agreement.
In reaching the decisions to approve the Repositioning and New Subadvisory Agreement, the Board considered information furnished by New York Life Investments and Schroders in connection with meetings of the Board and its Contracts, Investment and Risk and Compliance Oversight Committees held on March 4, 2024, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees.  The Board also considered information on the fees charged to another investment advisory client of Schroders that follows investment strategies similar to those proposed for the Portfolio, as repositioned, and the rationale for any differences in the Portfolio’s proposed subadvisory fee and the fees charged to such other investment advisory client.  In addition, the Board considered information previously provided to the Board in connection with its review of the subadvisory agreements for other funds in the MainStay Group of Funds, as deemed relevant to each Trustee.  The Board also considered information furnished by Schroders in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in connection with its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of the New Subadvisory Agreement and investment performance reports on the Portfolio as well as presentations from New York Life Investments and Schroders personnel.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
In considering the Repositioning and the New Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decisions, the factors that figured prominently in the Board’s consideration of the Repositioning and the New Subadvisory Agreement are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Portfolio by Schroders; (ii) the investment performance of the Portfolio, the qualifications of the proposed portfolio managers of the Portfolio and the historical investment performance of another investment advisory client managed by such portfolio managers with investment strategies similar to those of the Portfolio, as repositioned; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by Schroders from its relationship with the Portfolio; (iv) the extent to which economies of scale may be realized if the Portfolio grows and the extent to which any economies of scale may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s proposed subadvisory fee to be paid by New York Life Investments to Schroders and estimated total ordinary operating expenses.  Although the Board recognized that comparisons between the Portfolio’s proposed fees and estimated expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Portfolio’s proposed fees and estimated total ordinary operating expenses as compared to the peer funds identified by Institutional Shareholder Services, Inc. (“ISS”).
Although individual Trustees may have weighed certain factors or information differently, the Board’s decisions to approve the Repositioning and the New Subadvisory Agreement were based on a consideration of the information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for the Portfolio, such as a presentation from Schroders personnel, in each case as deemed relevant to each Trustee. The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and Schroders.  The Board

19

took note of New York Life Investments’ belief that Schroders, with its resources and historical investment performance track record for strategies similar to those of the Portfolio, as repositioned, is well qualified to serve as the Portfolio’s subadvisor.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which the Portfolio serves as an investment option, there are a range of investment options available to investors and that the Portfolio’s shareholders having had the opportunity to consider other investment options, have invested in the Portfolio.
The factors that figured prominently in the Board’s decisions to approve the Repositioning and the New Subadvisory Agreement are summarized in more detail below.
Nature, Extent and Quality of Services to be Provided by Schroders
In considering the Repositioning and the New Subadvisory Agreement, the Board considered New York Life Investments’ responsibilities as manager of the Portfolio, noting that New York Life Investments is responsible for supervising the Portfolio’s subadvisor. The Board examined the range, and the nature, extent and quality, of the investment advisory services that Schroders proposed to provide to the Portfolio. Further, the Board evaluated and/or examined the following with regard to Schroders:
•	experience in providing investment advisory services;
•	experience in serving as advisor to other investment advisory clients with similar strategies as those of the Portfolio, as repositioned, and the performance track record of such other investment advisory clients;
•	experience of investment advisory, senior management and administrative personnel;
•	overall legal and compliance environment, resources and history and policies and procedures in place with respect to matters that may involve conflicts of interest between the Portfolio’s investments and those of other accounts managed by Schroders;
•	New York Life Investments’ and Schroders’ belief that their respective compliance policies, procedures and systems are reasonably designed to prevent violation of the federal securities laws and their commitment to further developing and strengthening compliance programs;
•	ability to recruit and retain qualified investment professionals and willingness to invest in personnel;
•	portfolio construction and risk management processes;
•	experience of the Portfolio’s proposed portfolio managers, including with respect to investment strategies similar to those of the Portfolio, as repositioned, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers; and
•	overall reputation, financial condition and assets under management.
Based on these considerations, among others, the Board concluded that the Portfolio would likely benefit from the nature, extent and quality of the proposed investment advisory services to be provided by Schroders.
Investment Performance
In evaluating the Portfolio’s investment performance, the Board considered investment performance results over various periods in light of the Portfolio’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Portfolio’s performance provided to the Board throughout the year.  These reports include, among other items, information on the Portfolio’s gross and net returns, the Portfolio’s investment performance compared to a relevant investment category and the Portfolio’s benchmarks, the Portfolio’s risk-adjusted investment performance and the Portfolio’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Portfolio’s investment performance over various periods and other alternatives to the Repositioning and the New Subadvisory Agreement considered by New York Life Investments.  In addition, the Board considered discussions between the Portfolio’s current portfolio management team and the Investment Committee of the Board.  The Board further considered that shareholders may benefit from Schroders’ investment process, including its portfolio construction and risk management processes. The Board noted that the Repositioning had not yet been implemented so an investment performance track record for the Portfolio, as repositioned, was not available.
The Board evaluated the Portfolio’s proposed portfolio management team, investment process, strategies and risks. The Board noted that Schroders currently manages other investment advisory clients with investment strategies similar to those of the Portfolio, as repositioned.  Additionally, the Board considered the historical performance of one such investment advisory client.  Based on these considerations, the Board concluded that the Portfolio was likely to be managed responsibly and capably by Schroders.
Based on these considerations, among others, the Board concluded that the selection of Schroders as the subadvisor to the Portfolio is likely to benefit the Portfolio’s long-term investment performance.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by Schroders
The Board considered the anticipated costs of the services to be provided by Schroders under the New Subadvisory Agreement and the profits expected to be realized by Schroders due to its relationship with the Portfolio.  The Board considered that Schroders’ subadvisory fee had been negotiated at arm’s-length by New York Life Investments and that these fees would be paid by New York Life Investments, not the Portfolio, and would be lower than the subadvisory fee paid to WMC under the then-current subadvisory agreement at every level of assets.
20

In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by Schroders and profits expected to be realized by Schroders, the Board considered, among other factors, Schroders’ investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Portfolio, and that New York Life Investments would be responsible for paying the subadvisory fee for the Portfolio.  The Board also considered the financial resources of Schroders and acknowledged that Schroders must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for Schroders to be able to provide high-quality services to the Portfolio.  The Board considered that New York Life Investments proposed to reduce the contractual management fee for the Portfolio in connection with the Repositioning.
In considering anticipated costs and profitability, the Board also considered certain fall-out benefits that may be realized by Schroders and its affiliates due to their relationships with the Portfolio, including reputational and other indirect benefits. The Board recognized, for example, the potential benefits to Schroders from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to Schroders in exchange for commissions paid by the Portfolio with respect to trades in the Portfolio’s portfolio securities.
The Board took into account the fact that the Portfolio would undergo changes to its principal investment strategies in connection with the Repositioning. The Board noted estimates from New York Life Investments and Schroders that a significant portion of the holdings of the Portfolio would be sold to align the Portfolio’s holdings with the strategies that would be pursued by Schroders. Additionally, the Board considered New York Life Investments’ representation that New York Life Investments would make every effort to minimize potential direct and indirect costs associated with the Repositioning.
The Board considered that any profits realized by Schroders due to its relationship with the Portfolio would be the result of arm’s-length negotiations between New York Life Investments and Schroders, acknowledging that any such profits would be based on fees paid to Schroders by New York Life Investments, not the Portfolio.
Subadvisory Fee and Estimated Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the New Subadvisory Agreement and the Portfolio’s estimated total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee to be paid by the Portfolio to New York Life
Investments because the subadvisory fee to be paid to Schroders would be paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of the Portfolio’s proposed fees and estimated expenses, the Board considered information provided by ISS on fees and expenses of peer funds, and the Board considered information provided by Schroders on fees charged to another investment advisory client that follows investment strategies similar to those of the Portfolio, as repositioned.  The Board considered the contractual management fee schedule for the Portfolio as compared to those for such other investment advisory client, taking into account the rationale for differences in fee schedules and noted that New York Life Investments proposed to reduce the Portfolio’s contractual management fee.  The Board also considered that in proposing fees for the Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
Based on the factors outlined above, among other considerations, the Board concluded that the Portfolio’s management fee and total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Portfolio and whether the Portfolio’s proposed expense structure would permit any economies of scale to be appropriately shared with the Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services to be provided to the Portfolio.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Portfolio’s shareholders through the Portfolio’s proposed expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, voted to approve the Repositioning and the New Subadvisory Agreement.
21

NYLI VP Small Cap Growth Portfolio
(formerly known as MainStay VP Small Cap Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 95.7%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	10,970	$ 2,972,651
Woodward, Inc.	18,708	3,262,301
		6,234,952
Automobile Components 0.5%
Modine Manufacturing Co. (a)	23,199	2,324,308
Banks 1.5%
Bancorp, Inc. (The) (a)	51,668	1,950,984
Prosperity Bancshares, Inc.	81,224	4,966,035
		6,917,019
Biotechnology 7.6%
Alkermes plc (a)	122,179	2,944,514
Ascendis Pharma A/S, ADR (a)	14,195	1,935,914
Blueprint Medicines Corp. (a)	60,365	6,506,140
Cytokinetics, Inc. (a)	44,277	2,398,928
Immunome, Inc. (a)(b)	19,204	232,368
Insmed, Inc. (a)	45,536	3,050,912
Natera, Inc. (a)	52,402	5,674,612
Neurocrine Biosciences, Inc. (a)	34,464	4,744,659
SpringWorks Therapeutics, Inc. (a)	43,430	1,636,008
Vaxcyte, Inc. (a)	64,558	4,874,775
		33,998,830
Building Products 3.9%
AAON, Inc.	30,594	2,669,020
AZEK Co., Inc. (The) (a)	140,689	5,927,228
CSW Industrials, Inc.	6,910	1,833,292
Simpson Manufacturing Co., Inc.	15,380	2,591,991
Trex Co., Inc. (a)	25,975	1,925,267
Zurn Elkay Water Solutions Corp.	88,994	2,616,424
		17,563,222
Capital Markets 4.1%
Evercore, Inc., Class A	15,106	3,148,544
Hamilton Lane, Inc., Class A	44,158	5,457,046
Houlihan Lokey, Inc.	51,940	7,004,628
StepStone Group, Inc., Class A	61,982	2,844,354
		18,454,572
Chemicals 2.6%
Arcadium Lithium plc (a)	366,432	1,231,211
HB Fuller Co.	52,851	4,067,413
Innospec, Inc.	27,344	3,379,445
Quaker Chemical Corp.	17,804	3,021,339
		11,699,408
	Shares	Value

Commercial Services & Supplies 7.4%
Casella Waste Systems, Inc., Class A (a)	73,261	$ 7,268,956
Montrose Environmental Group, Inc. (a)	58,476	2,605,691
MSA Safety, Inc.	20,734	3,891,565
Rentokil Initial plc, Sponsored ADR (b)	97,457	2,889,600
Tetra Tech, Inc.	33,361	6,821,657
Vestis Corp.	91,286	1,116,428
Waste Connections, Inc.	48,759	8,550,378
		33,144,275
Communications Equipment 0.6%
Infinera Corp. (a)	446,109	2,716,804
Construction & Engineering 3.5%
Comfort Systems USA, Inc.	10,806	3,286,321
Fluor Corp. (a)	78,310	3,410,400
Limbach Holdings, Inc. (a)	23,336	1,328,518
Sterling Infrastructure, Inc. (a)	20,568	2,434,017
Valmont Industries, Inc.	18,928	5,194,790
		15,654,046
Consumer Finance 0.2%
SoFi Technologies, Inc. (a)(b)	144,491	955,085
Consumer Staples Distribution & Retail 1.7%
Casey's General Stores, Inc.	14,060	5,364,734
Sprouts Farmers Market, Inc. (a)	27,596	2,308,681
		7,673,415
Diversified Consumer Services 3.0%
Bright Horizons Family Solutions, Inc. (a)	91,731	10,097,749
Mister Car Wash, Inc. (a)(b)	457,445	3,257,008
		13,354,757
Diversified Telecommunication Services 0.5%
Cogent Communications Holdings, Inc.	38,478	2,171,698
Electrical Equipment 0.6%
Atkore, Inc.	18,889	2,548,693
Electronic Equipment, Instruments & Components 2.0%
Littelfuse, Inc.	10,262	2,622,865
Mirion Technologies, Inc. (a)	109,264	1,173,495
Novanta, Inc. (a)	31,083	5,069,948
		8,866,308
Energy Equipment & Services 3.6%
Cactus, Inc., Class A	88,611	4,673,344
ChampionX Corp.	162,577	5,399,182

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Oceaneering International, Inc. (a)	46,653	$ 1,103,810
TechnipFMC plc	186,798	4,884,768
		16,061,104
Entertainment 0.3%
Take-Two Interactive Software, Inc. (a)	7,567	1,176,593
Financial Services 0.7%
WEX, Inc. (a)	16,700	2,958,238
Food Products 0.8%
Freshpet, Inc. (a)	20,773	2,687,819
Simply Good Foods Co. (The) (a)	24,232	875,502
		3,563,321
Ground Transportation 0.7%
Saia, Inc. (a)	6,443	3,055,850
Health Care Equipment & Supplies 4.9%
Establishment Labs Holdings, Inc. (a)(b)	76,353	3,469,481
Glaukos Corp. (a)	34,398	4,071,003
Globus Medical, Inc., Class A (a)	34,800	2,383,452
Haemonetics Corp. (a)	11,781	974,642
Inari Medical, Inc. (a)	50,795	2,445,779
OrthoPediatrics Corp. (a)	52,493	1,509,699
SI-BONE, Inc. (a)	131,917	1,705,687
TransMedics Group, Inc. (a)	36,560	5,506,667
		22,066,410
Health Care Providers & Services 6.4%
Accolade, Inc. (a)	188,512	674,873
Encompass Health Corp.	52,567	4,509,723
Ensign Group, Inc. (The)	41,386	5,119,034
HealthEquity, Inc. (a)	73,522	6,337,596
LifeStance Health Group, Inc. (a)(b)	185,862	912,583
NeoGenomics, Inc. (a)	290,298	4,026,433
Option Care Health, Inc. (a)	93,816	2,598,703
RadNet, Inc. (a)	36,976	2,178,626
Surgery Partners, Inc. (a)	98,519	2,343,767
		28,701,338
Health Care Technology 0.9%
Phreesia, Inc. (a)	193,145	4,094,674
Hotels, Restaurants & Leisure 2.4%
Churchill Downs, Inc.	40,610	5,669,156
	Shares	Value

Hotels, Restaurants & Leisure (continued)
First Watch Restaurant Group, Inc. (a)(b)	38,169	$ 670,248
Kura Sushi USA, Inc., Class A (a)	18,005	1,135,935
Texas Roadhouse, Inc.	20,203	3,469,057
		10,944,396
Household Durables 0.4%
TopBuild Corp. (a)	3,884	1,496,389
Vizio Holding Corp., Class A (a)(b)	39,407	425,595
		1,921,984
Industrial REITs 1.5%
EastGroup Properties, Inc.	18,086	3,076,428
Terreno Realty Corp.	60,743	3,594,771
		6,671,199
Insurance 1.5%
Goosehead Insurance, Inc., Class A (a)	26,423	1,517,737
Kinsale Capital Group, Inc.	7,692	2,963,574
Selective Insurance Group, Inc.	23,978	2,249,856
		6,731,167
Interactive Media & Services 0.7%
Pinterest, Inc., Class A (a)	70,460	3,105,172
IT Services 0.3%
Globant SA (a)	8,258	1,472,071
Leisure Products 0.2%
Clarus Corp.	145,255	977,566
Life Sciences Tools & Services 2.6%
Azenta, Inc. (a)	33,952	1,786,554
Bio-Techne Corp.	29,142	2,088,024
Bruker Corp.	61,955	3,953,349
Medpace Holdings, Inc. (a)	9,290	3,826,087
		11,654,014
Machinery 3.0%
Enpro, Inc.	14,929	2,173,215
IDEX Corp.	9,427	1,896,712
John Bean Technologies Corp.	43,962	4,175,071
Kadant, Inc.	6,023	1,769,437
Mueller Water Products, Inc., Class A	106,813	1,914,089
SPX Technologies, Inc. (a)	10,912	1,551,032
		13,479,556
Metals & Mining 0.5%
Materion Corp.	21,577	2,333,121

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Small Cap Growth Portfolio

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels 1.4%
Matador Resources Co.	62,098	$ 3,701,041
Range Resources Corp.	76,372	2,560,753
		6,261,794
Personal Care Products 0.7%
BellRing Brands, Inc. (a)	55,997	3,199,669
Pharmaceuticals 0.1%
Arvinas, Inc. (a)	8,788	233,937
Professional Services 1.3%
CBIZ, Inc. (a)	40,143	2,974,596
FTI Consulting, Inc. (a)	13,715	2,955,994
		5,930,590
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.	76,031	1,041,625
Semiconductors & Semiconductor Equipment 7.2%
Credo Technology Group Holding Ltd. (a)	143,036	4,568,570
Entegris, Inc.	34,432	4,662,093
Lattice Semiconductor Corp. (a)	25,124	1,456,941
MACOM Technology Solutions Holdings, Inc. (a)	33,380	3,720,868
Onto Innovation, Inc. (a)	20,820	4,571,239
PDF Solutions, Inc. (a)	55,479	2,018,326
Power Integrations, Inc.	59,553	4,180,025
SiTime Corp. (a)	42,204	5,249,333
Veeco Instruments, Inc. (a)	43,222	2,018,900
		32,446,295
Software 9.9%
Alkami Technology, Inc. (a)	73,721	2,099,574
BlackLine, Inc. (a)	31,094	1,506,504
Box, Inc., Class A (a)	122,837	3,247,810
CCC Intelligent Solutions Holdings, Inc. (a)	332,314	3,692,009
Clear Secure, Inc., Class A	126,260	2,362,325
Clearwater Analytics Holdings, Inc., Class A (a)	145,212	2,689,326
Descartes Systems Group, Inc. (The) (a)	41,988	4,066,118
Dynatrace, Inc. (a)	104,104	4,657,613
Envestnet, Inc. (a)	57,907	3,624,399
Freshworks, Inc., Class A (a)	129,465	1,642,911
Guidewire Software, Inc. (a)	17,807	2,455,407
JFrog Ltd. (a)	64,573	2,424,716
Procore Technologies, Inc. (a)	41,848	2,774,941
	Shares	Value

Software (continued)
PROS Holdings, Inc. (a)	85,730	$ 2,456,165
Sprout Social, Inc., Class A (a)	66,708	2,380,141
Workiva, Inc. (a)	32,879	2,399,838
		44,479,797
Specialty Retail 1.0%
Boot Barn Holdings, Inc. (a)	35,598	4,589,650
Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	6,637	1,287,578
SiteOne Landscape Supply, Inc. (a)	41,639	5,055,391
		6,342,969
Total Common Stocks (Cost $363,527,261)		429,771,492
Exchange-Traded Fund 1.0%
SPDR S&P Biotech ETF (b)	47,547	4,408,082
Total Exchange-Traded Fund (Cost $3,834,104)		4,408,082
Short-Term Investments 4.8%
Affiliated Investment Company 3.4%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	15,480,476	15,480,476
Unaffiliated Investment Companies 1.4%
Fidelity Government Portfolio, 5.311% (c)(d)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 5.316% (c)(d)	4,083,184	4,083,184
		6,083,184
Total Short-Term Investments (Cost $21,563,660)		21,563,660
Total Investments (Cost $388,925,025)	101.5%	455,743,234
Other Assets, Less Liabilities	(1.5)	(6,953,380)
Net Assets	100.0%	$ 448,789,854

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $11,387,978; the total market value of collateral held by the Portfolio was $11,736,745. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,653,561. The Portfolio received cash collateral with a value of $6,083,184. (See Note 2(G))
(c)	Current yield as of June 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,936	$ 73,254	$ (74,710)	$ —	$ —	$ 15,480	$ 363	$ —	15,480
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 429,771,492	$ —	$ —	$ 429,771,492
Exchange-Traded Fund	4,408,082	—	—	4,408,082
Short-Term Investments
Affiliated Investment Company	15,480,476	—	—	15,480,476
Unaffiliated Investment Companies	6,083,184	—	—	6,083,184
Total Short-Term Investments	21,563,660	—	—	21,563,660
Total Investments in Securities	$ 455,743,234	$ —	$ —	$ 455,743,234

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Small Cap Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $373,444,549) including securities on loan of $11,387,978	$440,262,758
Investment in affiliated investment companies, at value (identified cost $15,480,476)	15,480,476
Receivables:
Portfolio shares sold	344,748
Dividends	200,148
Securities lending	5,165
Other assets	4,142
Total assets	456,297,437
Liabilities
Cash collateral received for securities on loan	6,083,184
Payables:
Investment securities purchased	929,540
Manager (See Note 3)	295,502
Portfolio shares redeemed	135,169
NYLIFE Distributors (See Note 3)	26,529
Professional fees	26,385
Custodian	5,756
Shareholder communication	4,098
Trustees	83
Accrued expenses	1,337
Total liabilities	7,507,583
Net assets	$448,789,854
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$41,203
Additional paid-in-capital	384,087,719
384,128,922
Total distributable earnings (loss)	64,660,932
Net assets	$448,789,854
Initial Class
Net assets applicable to outstanding shares	$318,208,003
Shares of beneficial interest outstanding	28,724,483
Net asset value per share outstanding	$11.08
Service Class
Net assets applicable to outstanding shares	$130,581,851
Shares of beneficial interest outstanding	12,478,733
Net asset value per share outstanding	$10.46

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $5,558)	$1,079,583
Dividends-affiliated	363,043
Securities lending, net	30,300
Total income	1,472,926
Expenses
Manager (See Note 3)	1,764,183
Distribution/Service—Service Class (See Note 3)	163,776
Professional fees	43,909
Custodian	13,419
Shareholder communication	13,114
Trustees	5,373
Miscellaneous	8,331
Total expenses	2,012,105
Net investment income (loss)	(539,179)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,475,067
Net change in unrealized appreciation (depreciation) on unaffiliated investments	10,409,034
Net realized and unrealized gain (loss)	11,884,101
Net increase (decrease) in net assets resulting from operations	$11,344,922
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Small Cap Growth Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(539,179)	$(797,312)
Net realized gain (loss)	1,475,067	(1,715,872)
Net change in unrealized appreciation (depreciation)	10,409,034	65,684,810
Net increase (decrease) in net assets resulting from operations	11,344,922	63,171,626
Distributions to shareholders:
Initial Class	—	(1,034,891)
Service Class	—	(486,364)
Total distributions to shareholders	—	(1,521,255)
Capital share transactions:
Net proceeds from sales of shares	35,460,101	43,230,420
Net asset value of shares issued to shareholders in reinvestment of distributions	—	1,521,255
Cost of shares redeemed	(40,868,206)	(100,715,035)
Increase (decrease) in net assets derived from capital share transactions	(5,408,105)	(55,963,360)
Net increase (decrease) in net assets	5,936,817	5,687,011
Net Assets
Beginning of period	442,853,037	437,166,026
End of period	$448,789,854	$442,853,037
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$10.78	$9.37	$17.53	$18.16	$13.31	$12.20
Net investment income (loss) (a)	(0.01)	(0.01)	(0.05)	(0.11)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	0.31	1.46	(4.74)	1.98	5.36	2.96
Total from investment operations	0.30	1.45	(4.79)	1.87	5.30	2.90
Less distributions:
From net realized gain on investments	—	(0.04)	(3.37)	(2.50)	(0.45)	(1.79)
Net asset value at end of period	$11.08	$10.78	$9.37	$17.53	$18.16	$13.31
Total investment return (b)	2.78%(c)	15.51%	(26.49)%	10.31%	40.48%	25.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.17)%††	(0.11)%	(0.37)%	(0.56)%	(0.41)%	(0.41)%
Net expenses (d)	0.85%††	0.84%	0.85%	0.84%(e)	0.85%(e)	0.85%
Portfolio turnover rate	20%	26%	39%	32%	101%	46%
Net assets at end of period (in 000's)	$318,208	$308,540	$320,091	$395,321	$422,200	$332,474

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$10.19	$8.88	$16.91	$17.64	$12.97	$11.96
Net investment income (loss) (a)	(0.02)	(0.03)	(0.08)	(0.15)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.29	1.38	(4.58)	1.92	5.21	2.89
Total from investment operations	0.27	1.35	(4.66)	1.77	5.12	2.80
Less distributions:
From net realized gain on investments	—	(0.04)	(3.37)	(2.50)	(0.45)	(1.79)
Net asset value at end of period	$10.46	$10.19	$8.88	$16.91	$17.64	$12.97
Total investment return (b)	2.65%	15.22%	(26.67)%	10.03%	40.13%	25.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.42)%††	(0.36)%	(0.63)%	(0.81)%	(0.66)%	(0.65)%
Net expenses (c)	1.10%††	1.09%	1.10%	1.09%(d)	1.10%(d)	1.10%
Portfolio turnover rate	20%	26%	39%	32%	101%	46%
Net assets at end of period (in 000's)	$130,582	$134,313	$117,075	$173,558	$154,543	$125,306

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Small Cap Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Small Cap Growth Portfolio (formerly known as MainStay VP Small Cap Growth Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as

12	NYLI VP Small Cap Growth Portfolio

security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The
13

Notes to Financial Statements (Unaudited) (continued)
Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisors are Segall Bryant & Hamill, LLC ("SBH" or a "Subadvisor") and Brown Advisory LLC ("Brown Advisory" or a "Subadvisor", and together, with SBH, the "subadvisors'), the Portfolio's subadvisors. SBH, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and SBH. Brown Advisory, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Brown Advisory. Each Subadvisor is responsible for managing a portion of the Portfolio’s assets, as designated by the Manager from time to time. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.81% up to $1 billion; and 0.785% in excess of $1 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.81% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,764,183 and paid SBH and Brown Advisory fees of $441,112 and $448,761, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$389,905,138	$93,828,164	$(27,990,068)	$65,838,096

14	NYLI VP Small Cap Growth Portfolio

As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $2,156,677, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,849	$307
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Long-Term Capital Gains	$1,521,255
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $85,450 and $90,742, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,243,491	$24,877,368
Shares redeemed	(2,144,229)	(23,218,373)
Net increase (decrease)	99,262	$1,658,995
Year ended December 31, 2023:
Shares sold	2,438,021	$23,880,849
Shares issued to shareholders in reinvestment of distributions	108,664	1,034,891
Shares redeemed	(8,091,566)	(80,734,142)
Net increase (decrease)	(5,544,881)	$(55,818,402)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,023,521	$10,582,733
Shares redeemed	(1,720,183)	(17,649,833)
Net increase (decrease)	(696,662)	$(7,067,100)
Year ended December 31, 2023:
Shares sold	2,040,248	$19,349,571
Shares issued to shareholders in reinvestment of distributions	53,966	486,364
Shares redeemed	(2,097,356)	(19,980,893)
Net increase (decrease)	(3,142)	$(144,958)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions,
15

Notes to Financial Statements (Unaudited) (continued)
earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Small Cap Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
17

NYLI VP U.S. Government Money Market Portfolio
(formerly known as MainStay VP U.S. Government Money Market Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
Government Agency Debt 27.1%
Federal Agricultural Mortgage Corp.
5.292%, due 7/17/24	$ 15,000,000	$ 14,964,867
Federal Home Loan Banks
5.306%, due 7/12/24	37,000,000	36,940,499
Federal Home Loan Mortgage Corp.
5.26%, due 7/9/24	20,000,000	19,976,689
5.291%, due 7/8/24	25,000,000	24,974,382
Tennessee Valley Authority
5.282%, due 7/24/24	45,000,000	44,848,775
5.288%, due 7/17/24	2,000,000	1,995,315
5.296%, due 7/10/24	68,000,000	67,910,342
Total Government Agency Debt (Cost $211,610,869)		211,610,869
Treasury Debt 47.2%
U.S. Treasury Bills (a)
5.231%, due 7/23/24	84,000,000	83,732,546
5.264%, due 7/16/24	155,000,000	154,661,422
5.285%, due 8/20/24	41,000,000	40,701,480
5.314%, due 7/2/24	89,500,000	89,486,896
Total Treasury Debt (Cost $368,582,344)		368,582,344
Treasury Repurchase Agreements 25.7%
BMO Capital Markets 5.31%, dated 6/28/24 due 7/1/24 Proceeds at Maturity $45,000,051 (Collateralized by United States Treasury security with a rate of 3.75% and with maturity date of 12/31/28, with a Principal Amount of $46,156,500 and a Market Value of $45,900,052)	45,000,000	45,000,000
BofA Securities, Inc. 5.32%, dated 6/28/24 due 7/1/24 Proceeds at Maturity $75,000,001 (Collateralized by United States Treasury securities with rates between 0.00% and 4.375% and maturity dates between 11/15/24 and 11/15/53, with a Principal Amount of $177,912,921 and a Market Value of $76,500,001)	75,000,000	75,000,000
	Principal Amount	Value

Treasury Repurchase Agreements (continued)
RBC Capital Markets
5.31%, dated 6/28/24
due 7/1/24
Proceeds at Maturity $35,114,534
(Collateralized by United States Treasury security with a rate of 0.50% and with maturity date of 06/30/27, with a Principal Amount of $40,186,300 and a Market Value of $35,816,825)	$ 35,099,000	$ 35,099,000
TD Securities, Inc. 5.31%, dated 6/28/24 due 7/1/24 Proceeds at Maturity $45,000,044 (Collateralized by United States Treasury securities with rates between 0.375% and 4.875% and maturity dates between 09/15/24 and 05/15/33, with a Principal Amount of $47,191,900 and a Market Value of $45,900,045)	45,000,000	45,000,000
Total Treasury Repurchase Agreements (Cost $200,099,000)		200,099,000
Total Short-Term Investments (Cost $780,292,213)	100.0%	780,292,213
Other Assets, Less Liabilities	(0.0)‡	(56,767)
Net Assets	100.0%	$ 780,235,446

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$ —	$ 211,610,869	$ —	$ 211,610,869
Treasury Debt	—	368,582,344	—	368,582,344
Treasury Repurchase Agreements	—	200,099,000	—	200,099,000
Total Investments in Securities	$ —	$ 780,292,213	$ —	$ 780,292,213

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP U.S. Government Money Market Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in securities, at value (amortized cost $580,193,213)	$580,193,213
Repurchase agreements, at value (amortized cost $200,099,000)	200,099,000
Cash	1,088
Receivables:
Interest	88,606
Other assets	49,052
Total assets	780,430,959
Liabilities
Payables:
Manager (See Note 3)	152,441
Professional fees	26,530
Shareholder communication	10,602
Custodian	5,412
Trustees	513
Dividends payable	15
Total liabilities	195,513
Net assets	$780,235,446
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$780,164
Additional paid-in-capital	779,448,384
780,228,548
Total distributable earnings (loss)	6,898
Net assets	$780,235,446
Initial Class
Net assets applicable to outstanding shares	$780,235,446
Shares of beneficial interest outstanding	780,163,938
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Interest	$24,047,832
Expenses
Manager (See Note 3)	1,679,786
Professional fees	53,515
Shareholder communication	28,484
Trustees	12,745
Custodian	12,671
Miscellaneous	16,001
Total expenses before waiver/reimbursement	1,803,202
Expense waiver/reimbursement from Manager (See Note 3)	(552,389)
Net expenses	1,250,813
Net investment income (loss)	22,797,019
Realized Gain (Loss)
Net realized gain (loss) on investments	(4,296)
Net increase (decrease) in net assets resulting from operations	$22,792,723
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP U.S. Government Money Market Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,797,019	$42,041,304
Net realized gain (loss)	(4,296)	10,901
Net increase (decrease) in net assets resulting from operations	22,792,723	42,052,205
Distributions to shareholders:
Initial Class	(22,797,019)	(42,041,305)
Capital share transactions:
Net proceeds from sales of shares	204,335,101	819,313,638
Net asset value of shares issued to shareholders in reinvestment of distributions	22,797,019	42,041,305
Cost of shares redeemed	(564,569,219)	(601,012,209)
Increase (decrease) in net assets derived from capital share transactions	(337,437,099)	260,342,734
Net increase (decrease) in net assets	(337,441,395)	260,353,634
Net Assets
Beginning of period	1,117,676,841	857,323,207
End of period	$780,235,446	$1,117,676,841
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.03	0.05	0.01	0.00‡	0.00‡	0.02
Net realized and unrealized gain (loss) on investments	0.00‡	0.00‡	0.00‡	0.00	0.00	0.00
Total from investment operations	0.03	0.05	0.01	0.00‡	0.00‡	0.02
Less distributions:
From net investment income	(0.03)	(0.05)	(0.01)	(0.00)‡	0.00‡	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	2.56%	4.81%	1.29%	0.01%	0.24%	1.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.10%††	4.72%	1.40%	0.01%	0.15%	1.78%
Net expenses	0.28%††	0.28%	0.24%	0.04%	0.16%	0.44%
Expenses (before waiver/reimbursement)	0.40%††	0.40%	0.40%	0.41%	0.42%	0.44%
Net assets at end of period (in 000's)	$780,235	$1,117,677	$857,323	$630,034	$827,050	$396,254

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP U.S. Government Money Market Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP U.S. Government Money Market Portfolio (formerly known as MainStay VP U.S. Government Money Market Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
(B) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern time) on each day the Portfolio is open for business (“valuation date”). Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

9

Notes to Financial Statements (Unaudited) (continued)
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of June 30, 2024, the aggregate value by input level of the Portfolio’s assets and liabilities is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolio may utilize some of the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. No securities held by the Portfolio as of June 30, 2024, were fair valued in such a manner.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.

10	NYLI VP U.S. Government Money Market Portfolio

The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
(F) Expenses.  Expenses of the Fund are allocated to the individual Funds in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
11

Notes to Financial Statements (Unaudited) (continued)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
The Fund, on behalf of the Portfolio, pays New York Life Investments in its capacity as the Portfolio’s investment manager and administrator, pursuant to the Management Agreement, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.28% of average daily net assets. This agreement will remain in effect until May 1, 2025 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended June 30, 2024, the effective management fee rate was 0.38% of the Portfolio's average daily net assets.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses may have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,679,786 and paid the Subadvisor in the amount of $563,699. Additionally, New
York Life Investments reimbursed expenses in the amount of $552,389, without which the Portfolio's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $3,690, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4	$—
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$42,041,305
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.

12	NYLI VP U.S. Government Money Market Portfolio

Note 6–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class (at $1 per share)	Shares
Six-month period ended June 30, 2024:
Shares sold	204,314,669
Shares issued to shareholders in reinvestment of distributions	22,794,739
Shares redeemed	(564,512,768)
Net increase (decrease)	(337,403,360)
Year ended December 31, 2023:
Shares sold	819,231,716
Shares issued to shareholders in reinvestment of distributions	42,038,318
Shares redeemed	(600,952,109)
Net increase (decrease)	260,317,925
Note 7–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
On July 12, 2023, the SEC adopted certain amendments to the regulatory requirements for money market funds, including the Portfolio. In particular, the SEC, among other things, amended Rule 2a-7 under the 1940 Act to remove the ability of a money market fund to impose a redemption gate (except as part of a liquidation), while preserving the discretion to impose liquidity fees for non-government money market funds, such as the Portfolio (without regard to weekly liquid asset levels). Prior to these amendments, the Portfolio was permitted to impose a liquidity fee and/or redemption gate if the Portfolio invested less than 30% of its total assets in weekly liquid assets. The Portfolio is no longer permitted to temporarily impose a redemption gate, except as part of its liquidation, and the Portfolio may subject redemptions to a liquidity fee of up to 2% without regard to the Portfolio's level of weekly liquid assets if the Portfolio's Board believes such fee to be in the best interest of the Portfolio.
Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
13

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
14

NYLI VP Wellington Growth Portfolio
(formerly known as MainStay VP Wellington Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 2.6%
Airbus SE, ADR	91,888	$ 3,146,245
General Dynamics Corp.	23,735	6,886,473
General Electric Co.	44,691	7,104,528
		17,137,246
Automobiles 1.5%
Tesla, Inc. (a)	48,823	9,661,095
Biotechnology 0.8%
Vertex Pharmaceuticals, Inc. (a)	11,926	5,589,955
Broadline Retail 6.8%
Amazon.com, Inc. (a)	232,238	44,879,994
Capital Markets 5.5%
Ares Management Corp.	54,896	7,316,539
KKR & Co., Inc.	76,530	8,054,017
Morgan Stanley	46,836	4,551,991
MSCI, Inc.	3,454	1,663,964
S&P Global, Inc.	20,387	9,092,602
Tradeweb Markets, Inc., Class A	52,853	5,602,418
		36,281,531
Commercial Services & Supplies 1.5%
Copart, Inc. (a)	121,104	6,558,993
Waste Connections, Inc.	19,708	3,455,995
		10,014,988
Consumer Finance 1.0%
American Express Co.	28,370	6,569,074
Entertainment 3.1%
Netflix, Inc. (a)	19,492	13,154,761
Spotify Technology SA (a)	22,798	7,153,784
		20,308,545
Financial Services 3.2%
Corpay, Inc. (a)	11,007	2,932,375
Mastercard, Inc., Class A	34,299	15,131,347
Visa, Inc., Class A	12,892	3,383,763
		21,447,485
Ground Transportation 1.6%
Uber Technologies, Inc. (a)	145,959	10,608,300
	Shares	Value

Health Care Equipment & Supplies 1.5%
Boston Scientific Corp. (a)	52,649	$ 4,054,499
Stryker Corp.	16,542	5,628,416
		9,682,915
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	25,773	13,125,158
Health Care REITs 1.4%
Welltower, Inc.	90,046	9,387,296
Hotels, Restaurants & Leisure 2.6%
Chipotle Mexican Grill, Inc. (a)	61,028	3,823,404
DraftKings, Inc., Class A (a)	152,177	5,808,596
Hilton Worldwide Holdings, Inc.	36,290	7,918,478
		17,550,478
Interactive Media & Services 10.5%
Alphabet, Inc., Class C	267,537	49,071,637
Meta Platforms, Inc., Class A	40,265	20,302,418
		69,374,055
IT Services 1.6%
Gartner, Inc. (a)	10,099	4,535,057
MongoDB, Inc. (a)	23,648	5,911,054
		10,446,111
Life Sciences Tools & Services 1.3%
Danaher Corp.	26,455	6,609,782
Mettler-Toledo International, Inc. (a)	1,367	1,910,505
		8,520,287
Pharmaceuticals 4.8%
Eli Lilly & Co.	26,923	24,375,546
Zoetis, Inc.	41,198	7,142,085
		31,517,631
Professional Services 0.7%
TransUnion	64,933	4,815,431
Semiconductors & Semiconductor Equipment 23.8%
Advanced Micro Devices, Inc. (a)	105,063	17,042,269
ARM Holdings plc, ADR (a)(b)	8,083	1,322,540
ASML Holding NV (Registered), ADR	7,861	8,039,681
Broadcom, Inc.	19,584	31,442,700
KLA Corp.	7,463	6,153,318
Marvell Technology, Inc.	235,755	16,479,275
Microchip Technology, Inc.	90,348	8,266,842
Micron Technology, Inc.	57,529	7,566,789
Monolithic Power Systems, Inc.	13,849	11,379,446

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	253,083	$ 31,265,874
QUALCOMM, Inc.	94,448	18,812,153
		157,770,887
Software 14.3%
Cadence Design Systems, Inc. (a)	13,587	4,181,399
Intuit, Inc.	14,337	9,422,420
Microsoft Corp.	157,428	70,362,444
Salesforce, Inc.	7,540	1,938,534
ServiceNow, Inc. (a)	10,892	8,568,410
		94,473,207
Specialized REITs 1.0%
Equinix, Inc.	8,468	6,406,889
Specialty Retail 1.9%
O'Reilly Automotive, Inc. (a)	3,723	3,931,711
TJX Cos., Inc. (The)	80,695	8,884,520
		12,816,231
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	145,862	30,721,454
Total Common Stocks (Cost $501,500,478)		659,106,243
	Shares	Value
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	1,241,303	$ 1,241,303
Total Short-Term Investment (Cost $1,241,303)		1,241,303
Total Investments (Cost $502,741,781)	99.8%	660,347,546
Other Assets, Less Liabilities	0.2	1,407,616
Net Assets	100.0%	$ 661,755,162

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $1,298,979. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,537,614. (See Note 2(G))
(c)	Current yield as of June 30, 2024.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,733	$ 78,650	$ (81,142)	$ —	$ —	$ 1,241	$ 131	$ —	1,241
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 659,106,243	$ —	$ —	$ 659,106,243
Short-Term Investment
Affiliated Investment Company	1,241,303	—	—	1,241,303
Total Investments in Securities	$ 660,347,546	$ —	$ —	$ 660,347,546

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $501,500,478) including securities on loan of $1,298,979	$659,106,243
Investment in affiliated investment companies, at value (identified cost $1,241,303)	1,241,303
Receivables:
Investment securities sold	2,063,019
Dividends	54,514
Portfolio shares sold	3,482
Securities lending	244
Other assets	5,512
Total assets	662,474,317
Liabilities
Payables:
Manager (See Note 3)	370,097
Portfolio shares redeemed	277,207
Professional fees	26,668
Shareholder communication	22,394
NYLIFE Distributors (See Note 3)	8,501
Custodian	5,600
Trustees	53
Accrued expenses	8,635
Total liabilities	719,155
Net assets	$661,755,162
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,935
Additional paid-in-capital	477,777,501
477,800,436
Total distributable earnings (loss)	183,954,726
Net assets	$661,755,162
Initial Class
Net assets applicable to outstanding shares	$620,163,806
Shares of beneficial interest outstanding	21,446,660
Net asset value per share outstanding	$28.92
Service Class
Net assets applicable to outstanding shares	$41,591,356
Shares of beneficial interest outstanding	1,488,489
Net asset value per share outstanding	$27.94

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Growth Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $17,190)	$2,015,632
Dividends-affiliated	130,676
Securities lending, net	4,366
Total income	2,150,674
Expenses
Manager (See Note 3)	2,197,812
Distribution/Service—Service Class (See Note 3)	50,886
Professional fees	48,211
Custodian	12,664
Trustees	7,661
Shareholder communication	2,226
Miscellaneous	11,566
Total expenses	2,331,026
Net investment income (loss)	(180,352)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	83,239,842
Net change in unrealized appreciation (depreciation) on unaffiliated investments	24,521,094
Net realized and unrealized gain (loss)	107,760,936
Net increase (decrease) in net assets resulting from operations	$107,580,584
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(180,352)	$(288,133)
Net realized gain (loss)	83,239,842	2,925,180
Net change in unrealized appreciation (depreciation)	24,521,094	189,464,907
Net increase (decrease) in net assets resulting from operations	107,580,584	192,101,954
Capital share transactions:
Net proceeds from sales of shares	792,248	3,301,321
Cost of shares redeemed	(58,339,866)	(127,839,061)
Increase (decrease) in net assets derived from capital share transactions	(57,547,618)	(124,537,740)
Net increase (decrease) in net assets	50,032,966	67,564,214
Net Assets
Beginning of period	611,722,196	544,157,982
End of period	$661,755,162	$611,722,196
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Growth Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$24.44	$17.64	$40.09	$39.15	$32.64	$27.74
Net investment income (loss) (a)	(0.01)	(0.01)	(0.03)	(0.12)	0.12	0.18
Net realized and unrealized gain (loss)	4.49	6.81	(13.45)	7.70	10.08	7.77
Total from investment operations	4.48	6.80	(13.48)	7.58	10.20	7.95
Less distributions:
From net investment income	—	—	—	(0.15)	(0.21)	(0.19)
From net realized gain on investments	—	—	(8.97)	(6.49)	(3.48)	(2.86)
Total distributions	—	—	(8.97)	(6.64)	(3.69)	(3.05)
Net asset value at end of period	$28.92	$24.44	$17.64	$40.09	$39.15	$32.64
Total investment return (b)	18.33%(c)	38.55%(c)	(33.17)%	19.75%	32.30%	30.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.04)%††	(0.03)%	(0.12)%	(0.28)%	0.35%	0.56%
Net expenses (d)	0.71%††	0.72%	0.73%	0.72%	0.73%	0.72%
Expenses (before waiver/reimbursement) (d)	0.71%††	0.72%	0.73%	0.73%	0.73%	0.72%
Portfolio turnover rate	43%	40%	42%	48%	144%	156%
Net assets at end of period (in 000's)	$620,164	$572,153	$509,030	$716,521	$590,841	$652,081

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$23.65	$17.11	$39.39	$38.57	$32.19	$27.38
Net investment income (loss) (a)	(0.04)	(0.06)	(0.10)	(0.22)	0.04	0.10
Net realized and unrealized gain (loss)	4.33	6.60	(13.21)	7.57	9.93	7.66
Total from investment operations	4.29	6.54	(13.31)	7.35	9.97	7.76
Less distributions:
From net investment income	—	—	—	(0.04)	(0.11)	(0.09)
From net realized gain on investments	—	—	(8.97)	(6.49)	(3.48)	(2.86)
Total distributions	—	—	(8.97)	(6.53)	(3.59)	(2.95)
Net asset value at end of period	$27.94	$23.65	$17.11	$39.39	$38.57	$32.19
Total investment return (b)	18.14%(c)	38.22%(c)	(33.33)%	19.45%	31.97%	29.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.29)%††	(0.28)%	(0.37)%	(0.53)%	0.11%	0.32%
Net expenses (d)	0.96%††	0.97%	0.98%	0.97%	0.98%	0.97%
Expenses (before waiver/reimbursement) (d)	0.96%††	0.97%	0.98%	0.98%	0.98%	0.97%
Portfolio turnover rate	43%	40%	42%	48%	144%	156%
Net assets at end of period (in 000's)	$41,591	$39,570	$35,128	$56,983	$57,351	$56,122

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Wellington Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Growth Portfolio (formerly known as MainStay VP Wellington Growth Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

11

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter

12	NYLI VP Wellington Growth Portfolio

assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the
13

Notes to Financial Statements (Unaudited) (continued)
term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.69% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $2,197,812 and paid the Subadvisor fees in the amount of $907,504.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$507,333,666	$160,369,913	$(7,356,033)	$153,013,880
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $52,198,170, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$44,091	$8,107

14	NYLI VP Wellington Growth Portfolio

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $272,647 and $329,542, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	15,530	$407,491
Shares redeemed	(1,975,075)	(53,160,308)
Net increase (decrease)	(1,959,545)	$(52,752,817)
Year ended December 31, 2023:
Shares sold	127,521	$2,517,254
Shares redeemed	(5,584,865)	(119,216,813)
Net increase (decrease)	(5,457,344)	$(116,699,559)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	14,966	$384,757
Shares redeemed	(199,608)	(5,179,558)
Net increase (decrease)	(184,642)	$(4,794,801)
Year ended December 31, 2023:
Shares sold	38,294	$784,067
Shares redeemed	(418,809)	(8,622,248)
Net increase (decrease)	(380,515)	$(7,838,181)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
16

NYLI VP Wellington Small Cap Portfolio
(formerly known as MainStay VP Wellington Small Cap Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 94.4%
Aerospace & Defense 1.1%
BWX Technologies, Inc.	22,827	$ 2,168,565
Spirit AeroSystems Holdings, Inc., Class A (a)	62,778	2,063,513
		4,232,078
Automobile Components 1.5%
Dana, Inc.	81,317	985,562
Goodyear Tire & Rubber Co. (The) (a)	187,611	2,129,385
Phinia, Inc.	45,865	1,805,246
Visteon Corp. (a)	8,734	931,918
		5,852,111
Banks 8.5%
Bank OZK	48,051	1,970,091
Banner Corp.	32,239	1,600,344
Cadence Bank	140,803	3,981,909
Columbia Banking System, Inc.	86,949	1,729,416
First Hawaiian, Inc.	93,800	1,947,288
First Interstate BancSystem, Inc., Class A	71,313	1,980,362
FNB Corp.	147,667	2,020,085
Home BancShares, Inc.	102,186	2,448,376
OFG Bancorp	41,675	1,560,729
Old National Bancorp	119,743	2,058,382
Pacific Premier Bancorp, Inc.	84,288	1,936,095
Prosperity Bancshares, Inc.	25,193	1,540,300
Sandy Spring Bancorp, Inc.	82,537	2,010,601
Stellar Bancorp, Inc.	63,798	1,464,802
United Community Banks, Inc.	56,727	1,444,269
Veritex Holdings, Inc.	69,365	1,462,908
WSFS Financial Corp.	31,431	1,477,257
		32,633,214
Biotechnology 6.7%
4D Molecular Therapeutics, Inc. (a)	3,567	74,871
89bio, Inc. (a)	7,308	58,537
ACADIA Pharmaceuticals, Inc. (a)	9,816	159,510
Agios Pharmaceuticals, Inc. (a)	5,566	240,006
Akero Therapeutics, Inc. (a)	5,947	139,517
Alkermes plc (a)	15,051	362,729
ALX Oncology Holdings, Inc. (a)	3,375	20,351
Amicus Therapeutics, Inc. (a)	28,889	286,579
Apogee Therapeutics, Inc. (a)(b)	13,589	534,727
Arcellx, Inc. (a)	2,766	152,656
Arcturus Therapeutics Holdings, Inc. (a)	15,465	376,573
Arcutis Biotherapeutics, Inc. (a)(b)	7,986	74,270
Ardelyx, Inc. (a)	18,539	137,374
Arrowhead Pharmaceuticals, Inc. (a)	9,326	242,383
Avidity Biosciences, Inc. (a)	20,792	849,353
	Shares	Value

Biotechnology (continued)
Beam Therapeutics, Inc. (a)	6,590	$ 154,404
Biohaven Ltd. (a)	5,304	184,102
Biomea Fusion, Inc. (a)(b)	2,748	12,366
Blueprint Medicines Corp. (a)	15,402	1,660,028
Cabaletta Bio, Inc. (a)	4,337	32,441
Celldex Therapeutics, Inc. (a)	26,007	962,519
CG oncology, Inc. (a)	2,088	65,918
Crinetics Pharmaceuticals, Inc. (a)	20,461	916,448
Cytokinetics, Inc. (a)	19,958	1,081,324
Day One Biopharmaceuticals, Inc. (a)	7,132	98,279
Denali Therapeutics, Inc. (a)	10,425	242,069
Disc Medicine, Inc. (a)	13,500	608,445
Dyne Therapeutics, Inc. (a)	4,967	175,285
Entrada Therapeutics, Inc. (a)	1,901	27,089
Fate Therapeutics, Inc. (a)	11,704	38,389
Geron Corp. (a)	153,242	649,746
Halozyme Therapeutics, Inc. (a)	56,943	2,981,535
Heron Therapeutics, Inc. (a)(b)	10,873	38,056
Immunocore Holdings plc, ADR (a)	7,055	239,094
Immunovant, Inc. (a)	5,630	148,632
Insmed, Inc. (a)	6,001	402,067
Intellia Therapeutics, Inc. (a)	20,278	453,822
Iovance Biotherapeutics, Inc. (a)	17,901	143,566
Ironwood Pharmaceuticals, Inc. (a)	16,693	108,838
Krystal Biotech, Inc. (a)	1,677	307,964
Kura Oncology, Inc. (a)	6,838	140,794
Kymera Therapeutics, Inc. (a)	4,893	146,056
Merus NV (a)	9,154	541,642
Morphic Holding, Inc. (a)	15,294	521,067
Nkarta, Inc. (a)	6,158	36,394
Nurix Therapeutics, Inc. (a)	23,598	492,490
Nuvalent, Inc., Class A (a)	2,865	217,339
Olema Pharmaceuticals, Inc. (a)	5,146	55,680
Prime Medicine, Inc. (a)(b)	5,862	30,131
Prothena Corp. plc (a)	14,126	291,561
PTC Therapeutics, Inc. (a)	21,019	642,761
REGENXBIO, Inc. (a)	4,958	58,009
Relay Therapeutics, Inc. (a)	10,994	71,681
Replimune Group, Inc. (a)	9,293	83,637
REVOLUTION Medicines, Inc. (a)	42,058	1,632,271
Rhythm Pharmaceuticals, Inc. (a)	3,854	158,245
Rocket Pharmaceuticals, Inc. (a)	46,312	997,097
Sage Therapeutics, Inc. (a)	6,061	65,822
Savara, Inc. (a)(b)	20,401	82,216
SpringWorks Therapeutics, Inc. (a)	5,066	190,836
Syndax Pharmaceuticals, Inc. (a)	33,003	677,552
TG Therapeutics, Inc. (a)	9,905	176,210
Travere Therapeutics, Inc. (a)(b)	11,108	91,308

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Tyra Biosciences, Inc. (a)(b)	2,014	$ 32,204
UroGen Pharma Ltd. (a)(b)	4,008	67,254
Vaxcyte, Inc. (a)	24,438	1,845,313
Vericel Corp. (a)	4,557	209,075
Verve Therapeutics, Inc. (a)	7,835	38,235
Viking Therapeutics, Inc. (a)	6,086	322,619
Viridian Therapeutics, Inc. (a)	8,337	108,464
Voyager Therapeutics, Inc. (a)	5,744	45,435
Xencor, Inc. (a)	7,466	141,331
Y-mAbs Therapeutics, Inc. (a)(b)	3,834	46,315
Zentalis Pharmaceuticals, Inc. (a)	3,777	15,448
Zymeworks, Inc. (a)	7,669	65,263
		25,779,617
Broadline Retail 0.3%
Global-e Online Ltd. (a)	34,793	1,261,942
Building Products 1.0%
AZEK Co., Inc. (The) (a)	55,869	2,353,761
Zurn Elkay Water Solutions Corp.	55,492	1,631,465
		3,985,226
Capital Markets 0.5%
PJT Partners, Inc., Class A	17,746	1,914,971
Chemicals 2.7%
Arcadium Lithium plc (a)	167,737	563,596
Cabot Corp.	26,640	2,447,950
Mativ Holdings, Inc.	118,121	2,003,332
Minerals Technologies, Inc.	34,528	2,871,348
Sensient Technologies Corp.	32,350	2,400,047
		10,286,273
Commercial Services & Supplies 2.9%
Brady Corp., Class A	40,441	2,669,915
Casella Waste Systems, Inc., Class A (a)	17,991	1,785,067
Interface, Inc.	193,493	2,840,477
Loomis AB	65,304	1,703,659
MillerKnoll, Inc.	81,071	2,147,571
		11,146,689
Communications Equipment 0.6%
Infinera Corp. (a)	390,245	2,376,592
Construction & Engineering 0.9%
Ameresco, Inc., Class A (a)	26,145	753,238
	Shares	Value

Construction & Engineering (continued)
Fluor Corp. (a)	59,046	$ 2,571,453
		3,324,691
Consumer Finance 2.3%
Bread Financial Holdings, Inc.	48,853	2,176,890
Encore Capital Group, Inc. (a)	12,300	513,279
Enova International, Inc. (a)	38,302	2,384,299
Navient Corp.	125,218	1,823,174
PROG Holdings, Inc.	58,110	2,015,255
		8,912,897
Containers & Packaging 0.5%
Greif, Inc., Class A	33,820	1,943,635
Diversified Consumer Services 2.7%
Adtalem Global Education, Inc. (a)	36,343	2,478,956
Duolingo, Inc. (a)	2,271	473,890
European Wax Center, Inc., Class A (a)	66,110	656,472
H&R Block, Inc.	74,907	4,062,207
Laureate Education, Inc.	166,680	2,490,199
		10,161,724
Electric Utilities 0.6%
Portland General Electric Co.	49,136	2,124,641
Electrical Equipment 0.7%
Acuity Brands, Inc.	4,087	986,765
NEXTracker, Inc., Class A (a)	21,005	984,715
Shoals Technologies Group, Inc., Class A (a)	84,812	529,227
		2,500,707
Electronic Equipment, Instruments & Components 2.3%
Fabrinet (a)	2,876	704,016
Napco Security Technologies, Inc.	59,827	3,108,013
Novanta, Inc. (a)	13,160	2,146,528
TTM Technologies, Inc. (a)	139,366	2,707,881
		8,666,438
Energy Equipment & Services 3.7%
Cactus, Inc., Class A	37,991	2,003,645
ChampionX Corp.	62,154	2,064,134
Helix Energy Solutions Group, Inc. (a)	176,271	2,104,676
Liberty Energy, Inc.	98,079	2,048,870
Seadrill Ltd. (a)	27,235	1,402,603
Select Water Solutions, Inc.	224,354	2,400,588
Tidewater, Inc. (a)	24,194	2,303,511
		14,328,027

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Entertainment 0.2%
Eventbrite, Inc., Class A (a)	196,154	$ 949,385
Financial Services 3.1%
Federal Agricultural Mortgage Corp., Class C	11,087	2,004,751
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,206	1,278,898
NMI Holdings, Inc., Class A (a)	62,149	2,115,552
Radian Group, Inc.	82,455	2,564,351
Remitly Global, Inc. (a)	139,366	1,689,116
Shift4 Payments, Inc., Class A (a)(b)	27,487	2,016,171
		11,668,839
Food Products 0.9%
Freshpet, Inc. (a)	25,422	3,289,353
Gas Utilities 1.6%
New Jersey Resources Corp.	51,255	2,190,639
Spire, Inc.	33,711	2,047,269
UGI Corp.	79,242	1,814,642
		6,052,550
Ground Transportation 1.1%
Marten Transport Ltd.	90,052	1,661,459
Ryder System, Inc.	19,193	2,377,629
		4,039,088
Health Care Equipment & Supplies 4.0%
Artivion, Inc. (a)	110,052	2,822,834
Glaukos Corp. (a)	8,374	991,063
Inari Medical, Inc. (a)	19,038	916,680
Inspire Medical Systems, Inc. (a)	8,503	1,137,956
Integra LifeSciences Holdings Corp. (a)	65,091	1,896,752
Omnicell, Inc. (a)	58,792	1,591,499
PROCEPT BioRobotics Corp. (a)	54,780	3,346,510
SI-BONE, Inc. (a)	83,313	1,077,237
TransMedics Group, Inc. (a)	9,098	1,370,341
		15,150,872
Health Care Providers & Services 1.9%
Acadia Healthcare Co., Inc. (a)	18,452	1,246,248
Hims & Hers Health, Inc. (a)	213,034	4,301,156
Progyny, Inc. (a)	56,039	1,603,276
		7,150,680
Health Care REITs 0.7%
CareTrust REIT, Inc.	101,684	2,552,268
	Shares	Value

Health Care Technology 0.5%
Veradigm, Inc. (a)	201,886	$ 1,917,917
Hotel & Resort REITs 1.0%
Pebblebrook Hotel Trust	146,588	2,015,585
Ryman Hospitality Properties, Inc.	19,754	1,972,634
		3,988,219
Hotels, Restaurants & Leisure 2.4%
Cracker Barrel Old Country Store, Inc. (b)	28,027	1,181,618
Hilton Grand Vacations, Inc. (a)	58,103	2,349,104
Jack in the Box, Inc.	36,559	1,862,316
Monarch Casino & Resort, Inc.	29,135	1,984,968
Wingstop, Inc.	4,370	1,847,024
		9,225,030
Household Durables 1.6%
Helen of Troy Ltd. (a)	16,943	1,571,294
Skyline Champion Corp. (a)	69,490	4,707,947
		6,279,241
Household Products 0.5%
Energizer Holdings, Inc.	65,964	1,948,577
Insurance 2.0%
Kemper Corp.	32,391	1,921,758
Lancashire Holdings Ltd.	248,341	1,926,578
ProAssurance Corp. (a)	131,788	1,610,450
SiriusPoint Ltd. (a)	173,385	2,115,297
		7,574,083
Interactive Media & Services 0.7%
Taboola.com Ltd. (a)	592,785	2,039,180
Ziff Davis, Inc. (a)	15,089	830,650
		2,869,830
IT Services 0.5%
Squarespace, Inc., Class A (a)	39,620	1,728,621
Leisure Products 1.1%
Malibu Boats, Inc., Class A (a)	57,534	2,015,991
Sturm Ruger & Co., Inc.	31,370	1,306,561
YETI Holdings, Inc. (a)	22,819	870,545
		4,193,097
Machinery 3.0%
Blue Bird Corp. (a)	65,496	3,526,960
Greenbrier Cos., Inc. (The)	50,666	2,510,500
Kennametal, Inc.	91,877	2,162,783
Middleby Corp. (The) (a)	7,721	946,672
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Machinery (continued)
REV Group, Inc.	97,090	$ 2,416,570
		11,563,485
Media 1.7%
Criteo SA, Sponsored ADR (a)	43,711	1,648,779
Magnite, Inc. (a)	239,277	3,179,991
National CineMedia, Inc. (a)(b)	352,136	1,545,877
		6,374,647
Metals & Mining 0.8%
Kaiser Aluminum Corp.	25,763	2,264,567
MP Materials Corp. (a)(b)	56,823	723,357
		2,987,924
Mortgage Real Estate Investment Trusts 0.5%
Rithm Capital Corp.	168,983	1,843,605
Office REITs 0.6%
Piedmont Office Realty Trust, Inc., Class A	316,519	2,294,763
Oil, Gas & Consumable Fuels 1.9%
Civitas Resources, Inc.	29,106	2,008,314
PBF Energy, Inc., Class A	47,046	2,165,057
Viper Energy, Inc.	82,261	3,087,255
		7,260,626
Personal Care Products 1.7%
Edgewell Personal Care Co.	44,215	1,777,001
elf Beauty, Inc. (a)	22,079	4,652,487
		6,429,488
Pharmaceuticals 1.6%
Arvinas, Inc. (a)	4,018	106,959
Axsome Therapeutics, Inc. (a)(b)	3,127	251,723
Corcept Therapeutics, Inc. (a)	6,892	223,921
Harmony Biosciences Holdings, Inc. (a)	3,983	120,167
Innoviva, Inc. (a)	10,840	177,776
Intra-Cellular Therapies, Inc. (a)	19,969	1,367,677
Ligand Pharmaceuticals, Inc. (a)	2,202	185,541
Longboard Pharmaceuticals, Inc. (a)	17,282	467,132
Pacira BioSciences, Inc. (a)	69,774	1,996,234
Phathom Pharmaceuticals, Inc. (a)(b)	5,319	54,786
Structure Therapeutics, Inc., ADR (a)	10,349	406,405
Supernus Pharmaceuticals, Inc. (a)	6,170	165,048
Tarsus Pharmaceuticals, Inc. (a)	2,794	75,941
Terns Pharmaceuticals, Inc. (a)	5,215	35,514
Theravance Biopharma, Inc. (a)	13,344	113,157
	Shares	Value

Pharmaceuticals (continued)
Verona Pharma plc, ADR (a)(b)	19,345	$ 279,729
WaVe Life Sciences Ltd. (a)	9,762	48,712
		6,076,422
Professional Services 2.5%
ExlService Holdings, Inc. (a)	72,614	2,277,175
Maximus, Inc.	26,214	2,246,540
TriNet Group, Inc.	17,615	1,761,500
Verra Mobility Corp. (a)	119,796	3,258,451
		9,543,666
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.	55,053	1,735,271
Residential REITs 0.3%
Independence Realty Trust, Inc.	68,200	1,278,068
Retail REITs 0.6%
Macerich Co. (The)	155,182	2,396,010
Semiconductors & Semiconductor Equipment 2.5%
Ichor Holdings Ltd. (a)	52,725	2,032,549
MKS Instruments, Inc.	9,502	1,240,771
Silicon Motion Technology Corp., ADR	22,803	1,846,815
SiTime Corp. (a)	7,300	907,974
Synaptics, Inc. (a)	9,746	859,597
Tower Semiconductor Ltd. (a)	68,705	2,700,794
		9,588,500
Software 7.2%
Adeia, Inc.	151,735	1,697,156
Agilysys, Inc. (a)	25,145	2,618,600
Clearwater Analytics Holdings, Inc., Class A (a)	72,162	1,336,440
CyberArk Software Ltd. (a)	9,338	2,553,196
DoubleVerify Holdings, Inc. (a)	47,032	915,713
Five9, Inc. (a)	19,860	875,826
Intapp, Inc. (a)	19,147	702,120
InterDigital, Inc.	20,687	2,411,277
Jamf Holding Corp. (a)	66,549	1,098,058
Manhattan Associates, Inc. (a)	4,544	1,120,914
NCR Voyix Corp. (a)	167,725	2,071,404
PowerSchool Holdings, Inc., Class A (a)	72,544	1,624,260
SEMrush Holdings, Inc., Class A (a)	145,630	1,949,986
SolarWinds Corp.	158,262	1,907,057
Verint Systems, Inc. (a)	75,855	2,442,531
Xperi, Inc. (a)	259,712	2,132,236
		27,456,774

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail 0.8%
Abercrombie & Fitch Co., Class A (a)	9,222	$ 1,640,040
Boot Barn Holdings, Inc. (a)	11,077	1,428,158
		3,068,198
Textiles, Apparel & Luxury Goods 1.9%
Carter's, Inc.	23,953	1,484,367
Crocs, Inc. (a)	9,021	1,316,525
Kontoor Brands, Inc.	34,432	2,277,677
Steven Madden Ltd.	54,955	2,324,596
		7,403,165
Trading Companies & Distributors 3.0%
Air Lease Corp.	47,780	2,270,984
Applied Industrial Technologies, Inc.	14,496	2,812,224
MRC Global, Inc. (a)	265,863	3,432,291
Rush Enterprises, Inc., Class A	31,736	1,328,786
Xometry, Inc., Class A (a)(b)	123,818	1,431,336
		11,275,621
Total Common Stocks (Cost $333,385,519)		360,585,356
Exchange-Traded Funds 3.4%
iShares Russell 2000 ETF (b)	24,639	4,999,007
iShares Russell 2000 Growth ETF (b)	6,174	1,620,860
iShares Russell 2000 Value ETF (b)	40,689	6,196,934
Total Exchange-Traded Funds (Cost $12,683,436)		12,816,801
Short-Term Investments 3.3%
Affiliated Investment Company 1.9%
NYLI U.S. Government Liquidity Fund, 5.187% (c)	7,211,190	7,211,190
	Shares	Value

Unaffiliated Investment Companies 1.4%
Fidelity Government Portfolio, 5.311% (c)(d)	1,000,000	$ 1,000,000
Goldman Sachs Financial Square Government Fund, 5.313% (c)(d)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 5.316% (c)(d)	1,502,912	1,502,912
RBC U.S. Government Money Market Fund, 5.292% (c)(d)	1,000,000	1,000,000
		5,502,912
Total Short-Term Investments (Cost $12,714,102)		12,714,102
Total Investments (Cost $358,783,057)	101.1%	386,116,259
Other Assets, Less Liabilities	(1.1)	(4,087,858)
Net Assets	100.0%	$ 382,028,401

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2024, the aggregate market value of securities on loan was $17,340,111; the total market value of collateral held by the Portfolio was $17,805,858. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,302,946. The Portfolio received cash collateral with a value of $5,502,912. (See Note 2(I))
(c)	Current yield as of June 30, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 9,754	$ 64,898	$ (67,441)	$ —	$ —	$ 7,211	$ 188	$ —	7,211
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
Futures Contracts
As of June 30, 2024, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	54	September 2024	$ 5,480,177	$ 5,575,500	$ 95,323

1.	As of June 30, 2024, cash in the amount of $386,100 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2024.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 9,443,030	$ 1,703,659	$ —	$ 11,146,689
Insurance	5,647,505	1,926,578	—	7,574,083
All Other Industries	341,864,584	—	—	341,864,584
Total Common Stocks	356,955,119	3,630,237	—	360,585,356
Exchange-Traded Funds	12,816,801	—	—	12,816,801
Short-Term Investments
Affiliated Investment Company	7,211,190	—	—	7,211,190
Unaffiliated Investment Companies	5,502,912	—	—	5,502,912
Total Short-Term Investments	12,714,102	—	—	12,714,102
Total Investments in Securities	382,486,022	3,630,237	—	386,116,259
Other Financial Instruments
Futures Contracts (b)	95,323	—	—	95,323
Total Investments in Securities and Other Financial Instruments	$ 382,581,345	$ 3,630,237	$ —	$ 386,211,582

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Small Cap Portfolio

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $351,571,867) including securities on loan of $17,340,111	$378,905,069
Investment in affiliated investment companies, at value (identified cost $7,211,190)	7,211,190
Cash collateral on deposit at broker for futures contracts	386,100
Receivables:
Investment securities sold	2,820,017
Dividends	326,821
Portfolio shares sold	148,108
Variation margin on futures contracts	13,124
Securities lending	5,182
Other assets	3,756
Total assets	389,819,367
Liabilities
Cash collateral received for securities on loan	5,502,912
Payables:
Investment securities purchased	1,761,078
Manager (See Note 3)	221,254
Portfolio shares redeemed	169,814
Shareholder communication	54,026
NYLIFE Distributors (See Note 3)	44,893
Professional fees	25,881
Custodian	8,738
Trustees	87
Accrued expenses	2,283
Total liabilities	7,790,966
Net assets	$382,028,401
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$42,457
Additional paid-in-capital	409,614,654
409,657,111
Total distributable earnings (loss)	(27,628,710)
Net assets	$382,028,401
Initial Class
Net assets applicable to outstanding shares	$163,769,561
Shares of beneficial interest outstanding	18,062,999
Net asset value per share outstanding	$9.07
Service Class
Net assets applicable to outstanding shares	$218,258,840
Shares of beneficial interest outstanding	24,394,405
Net asset value per share outstanding	$8.95

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $13,907)	$3,250,957
Dividends-affiliated	188,032
Securities lending, net	26,838
Total income	3,465,827
Expenses
Manager (See Note 3)	1,503,860
Distribution/Service—Service Class (See Note 3)	277,223
Professional fees	41,170
Custodian	15,489
Trustees	4,648
Miscellaneous	7,284
Total expenses before waiver/reimbursement	1,849,674
Expense waiver/reimbursement from Manager (See Note 3)	(181,353)
Net expenses	1,668,321
Net investment income (loss)	1,797,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	11,057,264
Futures transactions	(55,613)
Foreign currency transactions	(2,289)
Net realized gain (loss)	10,999,362
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,281,769
Futures contracts	(212,143)
Translation of other assets and liabilities in foreign currencies	(12)
Net change in unrealized appreciation (depreciation)	3,069,614
Net realized and unrealized gain (loss)	14,068,976
Net increase (decrease) in net assets resulting from operations	$15,866,482
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Wellington Small Cap Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,797,506	$2,658,270
Net realized gain (loss)	10,999,362	(21,581,922)
Net change in unrealized appreciation (depreciation)	3,069,614	68,666,811
Net increase (decrease) in net assets resulting from operations	15,866,482	49,743,159
Distributions to shareholders:
Initial Class	—	(1,214,596)
Service Class	—	(1,227,562)
Total distributions to shareholders	—	(2,442,158)
Capital share transactions:
Net proceeds from sales of shares	26,564,723	32,412,984
Net asset value of shares issued to shareholders in reinvestment of distributions	—	2,442,158
Cost of shares redeemed	(47,227,193)	(91,826,360)
Increase (decrease) in net assets derived from capital share transactions	(20,662,470)	(56,971,218)
Net increase (decrease) in net assets	(4,795,988)	(9,670,217)
Net Assets
Beginning of period	386,824,389	396,494,606
End of period	$382,028,401	$386,824,389
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.68	$7.69	$13.79	$11.73	$10.65	$9.82
Net investment income (loss) (a)	0.05	0.07	0.07	0.16	0.04	0.05
Net realized and unrealized gain (loss)	0.34	0.99	(3.05)	1.95	1.05	1.61
Total from investment operations	0.39	1.06	(2.98)	2.11	1.09	1.66
Less distributions:
From net investment income	—	(0.07)	(0.13)	(0.05)	(0.01)	(0.02)
From net realized gain on investments	—	—	(2.99)	—	—	(0.81)
Total distributions	—	(0.07)	(3.12)	(0.05)	(0.01)	(0.83)
Net asset value at end of period	$9.07	$8.68	$7.69	$13.79	$11.73	$10.65
Total investment return (b)	4.49%(c)	13.89%	(20.83)%	18.03%	10.22%	17.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.10%††	0.84%	0.70%	0.93%	0.42%	0.48%
Net expenses (d)	0.74%††	0.74%	0.74%	0.74%	0.75%	0.82%
Expenses (before waiver/reimbursement) (d)	0.84%††	0.83%	0.85%	0.86%	0.86%	0.86%
Portfolio turnover rate	33%	61%	71%	83%	225%	257%
Net assets at end of period (in 000's)	$163,770	$155,565	$172,629	$206,410	$197,586	$198,292

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Wellington Small Cap Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.57	$7.59	$13.65	$11.61	$10.56	$9.76
Net investment income (loss) (a)	0.04	0.05	0.05	0.12	0.02	0.02
Net realized and unrealized gain (loss)	0.34	0.97	(3.02)	1.95	1.03	1.59
Total from investment operations	0.38	1.02	(2.97)	2.07	1.05	1.61
Less distributions:
From net investment income	—	(0.04)	(0.10)	(0.03)	—	(0.00)‡
From net realized gain on investments	—	—	(2.99)	—	—	(0.81)
Total distributions	—	(0.04)	(3.09)	(0.03)	—	(0.81)
Net asset value at end of period	$8.95	$8.57	$7.59	$13.65	$11.61	$10.56
Total investment return (b)	4.43%(c)	13.60%	(21.03)%	17.73%	9.94%(c)	17.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.85%††	0.60%	0.44%	0.66%	0.17%	0.22%
Net expenses (d)	0.99%††	0.99%	0.99%	0.99%	1.00%	1.07%
Expenses (before waiver/reimbursement) (d)	1.09%††	1.08%	1.10%	1.11%	1.11%	1.12%
Portfolio turnover rate	33%	61%	71%	83%	225%	257%
Net assets at end of period (in 000's)	$218,259	$231,260	$223,866	$312,587	$304,479	$317,216

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Small Cap Portfolio (formerly known as MainStay VP Wellington Small Cap Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2016
Service Class	May 2, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

14	NYLI VP Wellington Small Cap Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
15

Notes to Financial Statements (Unaudited) (continued)
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures

16	NYLI VP Wellington Small Cap Portfolio

commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S.
dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
17

Notes to Financial Statements (Unaudited) (continued)
The Portfolio entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2024:
Asset Derivatives	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$95,323	$95,323
Total Fair Value	$95,323	$95,323

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Futures Transactions	$(55,613)	$(55,613)
Total Net Realized Gain (Loss)	$(55,613)	$(55,613)

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk	Total
Futures Contracts	$(212,143)	$(212,143)
Total Net Change in Unrealized Appreciation (Depreciation)	$(212,143)	$(212,143)

Average Notional Amount	Total
Futures Contracts Long	$5,772,524
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.80% up to $1 billion; 0.775% from $1 billion to $2 billion; and 0.75% in excess of $2 billion. During the six-month period ended June 30, 2024, the effective management fee rate was 0.80% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $1,503,860 and waived fees and/or reimbursed expenses in the amount of $181,353 and paid the Subadvisor fees in the amount of $651,523.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service

18	NYLI VP Wellington Small Cap Portfolio

fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$364,744,840	$58,071,118	$(36,699,699)	$21,371,419
As of December 31, 2023, for federal income tax purposes, capital loss carryforwards of $65,262,594, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$35,175	$30,087
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$2,442,158
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $121,300 and $138,879, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	2,130,019	$19,304,151
Shares redeemed	(1,999,085)	(17,456,215)
Net increase (decrease)	130,934	$1,847,936
Year ended December 31, 2023:
Shares sold	1,624,524	$12,642,093
Shares issued to shareholders in reinvestment of distributions	163,077	1,214,596
Shares redeemed	(6,311,366)	(50,520,270)
Net increase (decrease)	(4,523,765)	$(36,663,581)

19

Notes to Financial Statements (Unaudited) (continued)
Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	834,649	$7,260,572
Shares redeemed	(3,420,201)	(29,770,978)
Net increase (decrease)	(2,585,552)	$(22,510,406)
Year ended December 31, 2023:
Shares sold	2,561,024	$19,770,891
Shares issued to shareholders in reinvestment of distributions	166,720	1,227,562
Shares redeemed	(5,239,480)	(41,306,090)
Net increase (decrease)	(2,511,736)	$(20,307,637)
Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI VP Wellington Small Cap Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
21

NYLI VP Winslow Large Cap Growth Portfolio
(formerly known as MainStay VP Winslow Large Cap Growth Portfolio)

Semiannual Report - Financial Statements and Other Information
Unaudited  |  June 30, 2024

Portfolio of Investments June 30, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.7%
Aerospace & Defense 1.3%
General Electric Co.	138,400	$ 22,001,448
Broadline Retail 7.2%
Amazon.com, Inc. (a)	633,400	122,404,550
Building Products 1.6%
Trane Technologies plc	84,700	27,860,371
Capital Markets 2.2%
KKR & Co., Inc.	356,500	37,518,060
Chemicals 1.2%
Ecolab, Inc.	82,300	19,587,400
Commercial Services & Supplies 1.0%
Waste Connections, Inc.	100,245	17,578,963
Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp.	24,940	21,198,751
Electrical Equipment 2.0%
AMETEK, Inc.	103,040	17,177,798
Eaton Corp. plc	52,400	16,430,020
		33,607,818
Entertainment 3.6%
Netflix, Inc. (a)	37,730	25,463,222
Spotify Technology SA (a)	111,500	34,987,585
		60,450,807
Financial Services 2.9%
Mastercard, Inc., Class A	50,190	22,141,820
Visa, Inc., Class A	101,000	26,509,470
		48,651,290
Ground Transportation 2.4%
Uber Technologies, Inc. (a)	548,370	39,855,532
Health Care Equipment & Supplies 8.1%
Abbott Laboratories	179,600	18,662,236
Boston Scientific Corp. (a)	301,190	23,194,642
Edwards Lifesciences Corp. (a)	331,400	30,611,418
IDEXX Laboratories, Inc. (a)	42,590	20,749,848
	Shares	Value

Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (a)	98,130	$ 43,653,130
		136,871,274
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	31,150	15,863,449
Hotels, Restaurants & Leisure 4.2%
Booking Holdings, Inc.	8,070	31,969,305
Chipotle Mexican Grill, Inc. (a)	354,500	22,209,425
Hilton Worldwide Holdings, Inc.	78,080	17,037,056
		71,215,786
Interactive Media & Services 9.4%
Alphabet, Inc.
Class A	265,260	48,317,109
Class C	242,600	44,497,692

Meta Platforms, Inc., Class A	133,150	67,136,893
		159,951,694
Machinery 1.2%
Parker-Hannifin Corp.	40,000	20,232,400
Pharmaceuticals 2.0%
Eli Lilly & Co.	37,370	33,834,051
Semiconductors & Semiconductor Equipment 18.9%
Advanced Micro Devices, Inc. (a)	113,100	18,345,951
ASML Holding NV (Registered), ADR	31,230	31,939,858
Broadcom, Inc.	39,790	63,884,039
Lam Research Corp.	38,760	41,273,586
NVIDIA Corp.	1,335,150	164,944,431
		320,387,865
Software 21.1%
Adobe, Inc. (a)	62,420	34,676,807
Fair Isaac Corp. (a)	16,770	24,964,828
Intuit, Inc.	62,140	40,839,030
Microsoft Corp.	420,010	187,723,470
ServiceNow, Inc. (a)	33,720	26,526,512
Synopsys, Inc. (a)	36,990	22,011,269
Workday, Inc., Class A (a)	92,720	20,728,483
		357,470,399
Specialty Retail 1.5%
O'Reilly Automotive, Inc. (a)	24,600	25,979,076

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2024†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	458,450	$ 96,558,739
Total Common Stocks (Cost $1,110,806,441)		1,689,079,723
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 5.187% (b)	8,649,010	8,649,010
Total Short-Term Investment (Cost $8,649,010)		8,649,010
Total Investments (Cost $1,119,455,451)	100.2%	1,697,728,733
Other Assets, Less Liabilities	(0.2)	(3,016,860)
Net Assets	100.0%	$ 1,694,711,873

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,291	$ 195,782	$ (193,424)	$ —	$ —	$ 8,649	$ 235	$ —	8,649
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Winslow Large Cap Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,689,079,723	$ —	$ —	$ 1,689,079,723
Short-Term Investment
Affiliated Investment Company	8,649,010	—	—	8,649,010
Total Investments in Securities	$ 1,697,728,733	$ —	$ —	$ 1,697,728,733

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,110,806,441)	$1,689,079,723
Investment in affiliated investment companies, at value (identified cost $8,649,010)	8,649,010
Receivables:
Portfolio shares sold	285,029
Dividends	185,497
Other assets	13,631
Total assets	1,698,212,890
Liabilities
Due to custodian	17,933
Payables:
Portfolio shares redeemed	2,190,394
Manager (See Note 3)	982,718
NYLIFE Distributors (See Note 3)	261,597
Professional fees	25,149
Shareholder communication	9,664
Custodian	7,800
Trustees	127
Accrued expenses	5,635
Total liabilities	3,501,017
Net assets	$1,694,711,873
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$58,647
Additional paid-in-capital	857,224,914
857,283,561
Total distributable earnings (loss)	837,428,312
Net assets	$1,694,711,873
Initial Class
Net assets applicable to outstanding shares	$398,067,119
Shares of beneficial interest outstanding	12,607,267
Net asset value per share outstanding	$31.57
Service Class
Net assets applicable to outstanding shares	$1,296,644,754
Shares of beneficial interest outstanding	46,039,782
Net asset value per share outstanding	$28.16

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Winslow Large Cap Growth Portfolio

Statement of Operations for the six months ended June 30, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $18,390)	$3,670,319
Dividends-affiliated	235,222
Securities lending, net	3
Total income	3,905,544
Expenses
Manager (See Note 3)	5,748,069
Distribution/Service—Service Class (See Note 3)	1,518,218
Professional fees	70,364
Shareholder communication	42,257
Trustees	19,103
Custodian	15,868
Miscellaneous	26,146
Total expenses before waiver/reimbursement	7,440,025
Expense waiver/reimbursement from Manager (See Note 3)	(14,087)
Net expenses	7,425,938
Net investment income (loss)	(3,520,394)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	101,558,796
Net change in unrealized appreciation (depreciation) on unaffiliated investments	205,373,445
Net realized and unrealized gain (loss)	306,932,241
Net increase (decrease) in net assets resulting from operations	$303,411,847
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2024 (Unaudited) and the year ended December 31, 2023
	Six months ended June 30, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,520,394)	$(4,908,722)
Net realized gain (loss)	101,558,796	169,646,233
Net change in unrealized appreciation (depreciation)	205,373,445	332,668,480
Net increase (decrease) in net assets resulting from operations	303,411,847	497,405,991
Distributions to shareholders:
Initial Class	—	(12,502,210)
Service Class	—	(42,877,621)
Total distributions to shareholders	—	(55,379,831)
Capital share transactions:
Net proceeds from sales of shares	58,112,254	67,019,422
Net asset value of shares issued to shareholders in reinvestment of distributions	—	55,379,831
Cost of shares redeemed	(175,607,223)	(323,071,143)
Increase (decrease) in net assets derived from capital share transactions	(117,494,969)	(200,671,890)
Net increase (decrease) in net assets	185,916,878	241,354,270
Net Assets
Beginning of period	1,508,794,995	1,267,440,725
End of period	$1,694,711,873	$1,508,794,995
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Winslow Large Cap Growth Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30, 2024*	Year Ended December 31,
Initial Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$26.10	$18.95	$37.92	$32.76	$25.51	$21.64
Net investment income (loss) (a)	(0.04)	(0.04)	(0.02)	(0.12)	(0.04)	0.00‡
Net realized and unrealized gain (loss)	5.51	8.07	(12.18)	8.01	9.36	6.95
Total from investment operations	5.47	8.03	(12.20)	7.89	9.32	6.95
Less distributions:
From net realized gain on investments	—	(0.88)	(6.77)	(2.73)	(2.07)	(3.08)
Net asset value at end of period	$31.57	$26.10	$18.95	$37.92	$32.76	$25.51
Total investment return (b)	20.96%	43.05%	(31.16)%	24.52%	37.16%	33.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.25)%††	(0.17)%	(0.09)%	(0.34)%	(0.16)%	0.01%
Net expenses (c)(d)	0.74%††	0.74%	0.75%	0.74%	0.75%	0.76%
Portfolio turnover rate	32%	82%	75%	62%	54%	56%
Net assets at end of period (in 000's)	$398,067	$364,452	$335,309	$632,666	$534,965	$438,089

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30, 2024*	Year Ended December 31,
Service Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$23.31	$17.04	$35.23	$30.68	$24.05	$20.60
Net investment income (loss) (a)	(0.06)	(0.08)	(0.08)	(0.20)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	4.91	7.23	(11.34)	7.48	8.81	6.59
Total from investment operations	4.85	7.15	(11.42)	7.28	8.70	6.53
Less distributions:
From net realized gain on investments	—	(0.88)	(6.77)	(2.73)	(2.07)	(3.08)
Net asset value at end of period	$28.16	$23.31	$17.04	$35.23	$30.68	$24.05
Total investment return (b)	20.81%	42.70%	(31.34)%	24.20%	36.81%	33.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.50)%††	(0.42)%	(0.33)%	(0.59)%	(0.41)%	(0.25)%
Net expenses (c)(d)	0.99%††	0.99%	1.00%	0.99%	1.00%	1.01%
Portfolio turnover rate	32%	82%	75%	62%	54%	56%
Net assets at end of period (in 000's)	$1,296,645	$1,144,343	$932,131	$1,309,920	$1,093,847	$825,075

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) (formerly known as MainStay VP Funds Trust) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-one separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Winslow Large Cap Growth Portfolio (formerly known as MainStay VP Winslow Large Cap Growth Portfolio) (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 6, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

10	NYLI VP Winslow Large Cap Growth Portfolio

to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2024, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter
11

Notes to Financial Statements (Unaudited) (continued)
assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agency agreement between the Portfolio and JPMorgan, and indemnify the Portfolio against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the

12	NYLI VP Winslow Large Cap Growth Portfolio

term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Winslow Capital Management, LLC. (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; and 0.575% in excess of $9 billion.
New York Life Investments has voluntarily agreed to waive a portion of its management fee when the subadvisory fee is reduced as a result of achieving breakpoints in the subadvisory fee schedule. The savings that result from the reduced subadvisory fee will be shared equally with the Portfolio provided that the amount of the management fee retained by New York Life Investments, after payment of the subadvisory fee, exceeds
0.35% of the average daily net assets of the Portfolio. This waiver is voluntary and may be discontinued by New York Life Investments at any time.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% of the Portfolio’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Portfolio’s average daily net assets over $13 billion. This agreement expires May 1, 2025, and may only be amended or terminated prior to that date by action of the Board. During the six-month period ended June 30, 2024, the effective management fee rate was 0.72% (exclusive of any applicable waivers/reimbursements).
During the six-month period ended June 30, 2024, New York Life Investments earned fees from the Portfolio in the amount of $5,748,069 and waived fees and/or reimbursed expenses in the amount of $14,087 and paid the Subadvisor fees in the amount of $2,075,759.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
13

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of June 30, 2024, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,121,733,155	$580,065,851	$(4,070,273)	$575,995,578
During the year ended December 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Long-Term Capital Gains	$55,379,831
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and/or the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30,
2024, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2024, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2024, purchases and sales of securities, other than short-term securities, were $504,381 and $623,950, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2024 and the year ended December 31, 2023, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	250,432	$7,258,955
Shares redeemed	(1,604,581)	(46,549,750)
Net increase (decrease)	(1,354,149)	$(39,290,795)
Year ended December 31, 2023:
Shares sold	471,629	$10,182,187
Shares issued to shareholders in reinvestment of distributions	550,050	12,502,210
Shares redeemed	(4,751,218)	(109,156,142)
Net increase (decrease)	(3,729,539)	$(86,471,745)

Service Class	Shares	Amount
Six-month period ended June 30, 2024:
Shares sold	1,959,969	$50,853,299
Shares redeemed	(5,005,749)	(129,057,473)
Net increase (decrease)	(3,045,780)	$(78,204,174)
Year ended December 31, 2023:
Shares sold	2,796,721	$56,837,235
Shares issued to shareholders in reinvestment of distributions	2,111,148	42,877,621
Shares redeemed	(10,509,566)	(213,915,001)
Net increase (decrease)	(5,601,697)	$(114,200,145)

14	NYLI VP Winslow Large Cap Growth Portfolio

Note 10–Other Matters
As of the date of this report, the Portfolio faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Portfolio's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Portfolio's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2024, events and transactions subsequent to June 30, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
16

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)	Section 302 Certifications are attached.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 6, 2024

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 6, 2024